UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SemiAnnual Report
June 30, 2018
CTIVPSM – Loomis Sayles Growth Fund
(formerly Variable Portfolio - Loomis Sayles Growth Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

CTIVPSM – Loomis Sayles Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
CTIVPSM – Loomis Sayles Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	3.53	16.99	16.48	14.54
Class 2	05/07/10	3.42	16.69	16.20	14.27
Russell 1000 Growth Index		7.25	22.51	16.36	15.88
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Amazon.com, Inc.	7.8
Facebook, Inc., Class A	7.1
Alibaba Group Holding Ltd., ADR	6.6
Visa, Inc., Class A	6.1
Oracle Corp.	4.7
Autodesk, Inc.	4.0
Monster Beverage Corp.	3.6
Microsoft Corp.	3.2
Regeneron Pharmaceuticals, Inc.	3.1
Expeditors International of Washington, Inc.	3.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	13.0
Consumer Staples	13.4
Energy	3.0
Financials	5.6
Health Care	14.1
Industrials	6.7
Information Technology	44.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,035.30	1,021.39	3.60	3.58	0.71
Class 2	1,000.00	1,000.00	1,034.20	1,020.14	4.87	4.84	0.96
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 12.9%
Hotels, Restaurants & Leisure 5.2%
Starbucks Corp.	981,156	47,929,471
Yum China Holdings, Inc.	717,318	27,588,050
Yum! Brands, Inc.	431,513	33,752,947
Total		109,270,468
Internet & Direct Marketing Retail 7.7%
Amazon.com, Inc.(a)	94,987	161,458,902
Total Consumer Discretionary		270,729,370
Consumer Staples 13.2%
Beverages 6.0%
Coca-Cola Co. (The)	1,174,789	51,526,246
Monster Beverage Corp.(a)	1,319,077	75,583,112
Total		127,109,358
Food Products 2.8%
Danone SA, ADR	3,984,466	58,153,281
Household Products 4.4%
Colgate-Palmolive Co.	643,872	41,729,344
Procter & Gamble Co. (The)	651,163	50,829,784
Total		92,559,128
Total Consumer Staples		277,821,767
Energy 3.0%
Energy Equipment & Services 3.0%
Schlumberger Ltd.	933,855	62,596,301
Total Energy		62,596,301
Financials 5.5%
Capital Markets 4.4%
Factset Research Systems, Inc.	176,277	34,920,474
SEI Investments Co.	917,657	57,371,915
Total		92,292,389
Consumer Finance 1.1%
American Express Co.	239,114	23,433,172
Total Financials		115,725,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.0%
Biotechnology 4.9%
Amgen, Inc.	203,049	37,480,815
Regeneron Pharmaceuticals, Inc.(a)	187,533	64,697,010
Total		102,177,825
Health Care Equipment & Supplies 1.8%
Varian Medical Systems, Inc.(a)	320,559	36,453,969
Health Care Technology 2.0%
Cerner Corp.(a)	713,734	42,674,156
Pharmaceuticals 5.3%
Merck & Co., Inc.	347,916	21,118,501
Novartis AG, ADR	431,529	32,597,701
Novo Nordisk A/S, ADR	1,263,039	58,251,359
Total		111,967,561
Total Health Care		293,273,511
Industrials 6.6%
Air Freight & Logistics 4.1%
Expeditors International of Washington, Inc.	884,792	64,678,295
United Parcel Service, Inc., Class B	197,869	21,019,624
Total		85,697,919
Machinery 2.5%
Deere & Co.	380,316	53,168,177
Total Industrials		138,866,096
Information Technology 43.8%
Communications Equipment 2.8%
Cisco Systems, Inc.	1,354,145	58,268,860
Internet Software & Services 19.6%
Alibaba Group Holding Ltd., ADR(a)	735,944	136,539,690
Alphabet, Inc., Class A(a)	56,861	64,206,873
Alphabet, Inc., Class C(a)	57,003	63,595,397
Facebook, Inc., Class A(a)	758,222	147,337,699
Total		411,679,659
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.0%
Automatic Data Processing, Inc.	147,285	19,756,810
Visa, Inc., Class A	958,203	126,913,987
Total		146,670,797
Semiconductors & Semiconductor Equipment 2.7%
QUALCOMM, Inc.	997,350	55,971,282
Software 11.7%
Autodesk, Inc.(a)	630,970	82,713,857
Microsoft Corp.	673,416	66,405,552
Oracle Corp.	2,205,636	97,180,322
Total		246,299,731
Total Information Technology		918,890,329
Total Common Stocks (Cost $1,473,279,790)		2,077,902,935

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	21,431,834	21,431,834
Total Money Market Funds (Cost $21,431,300)		21,431,834
Total Investments in Securities (Cost: $1,494,711,090)		2,099,334,769
Other Assets & Liabilities, Net		(457,293)
Net Assets		2,098,877,476

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	13,931,281	102,517,310	(95,016,757)	21,431,834	(1,657)	458	264,511	21,431,834
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	270,729,370	—	—	—	270,729,370
Consumer Staples	277,821,767	—	—	—	277,821,767
Energy	62,596,301	—	—	—	62,596,301
Financials	115,725,561	—	—	—	115,725,561
Health Care	293,273,511	—	—	—	293,273,511
Industrials	138,866,096	—	—	—	138,866,096
Information Technology	918,890,329	—	—	—	918,890,329
Total Common Stocks	2,077,902,935	—	—	—	2,077,902,935
Money Market Funds	—	—	—	21,431,834	21,431,834
Total Investments in Securities	2,077,902,935	—	—	21,431,834	2,099,334,769
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,473,279,790)	$2,077,902,935
Affiliated issuers (cost $21,431,300)	21,431,834
Receivable for:
Capital shares sold	514,376
Dividends	1,492,610
Total assets	2,101,341,755
Liabilities
Payable for:
Capital shares purchased	1,026,162
Management services fees	1,140,738
Distribution and/or service fees	9,790
Service fees	55,374
Compensation of board members	187,865
Compensation of chief compliance officer	234
Other expenses	44,116
Total liabilities	2,464,279
Net assets applicable to outstanding capital stock	$2,098,877,476
Represented by
Trust capital	$2,098,877,476
Total - representing net assets applicable to outstanding capital stock	$2,098,877,476
Class 1
Net assets	$2,049,985,877
Shares outstanding	67,809,668
Net asset value per share	$30.23
Class 2
Net assets	$48,891,599
Shares outstanding	1,649,741
Net asset value per share	$29.64
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,008,512
Dividends — affiliated issuers	264,511
Foreign taxes withheld	(1,310,235)
Total income	13,962,788
Expenses:
Management services fees	7,045,788
Distribution and/or service fees
Class 2	59,755
Service fees	159,716
Compensation of board members	24,531
Custodian fees	7,171
Printing and postage fees	31,841
Audit fees	16,924
Legal fees	12,250
Compensation of chief compliance officer	211
Other	120,748
Total expenses	7,478,935
Net investment income	6,483,853
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	63,090,306
Investments — affiliated issuers	(1,657)
Net realized gain	63,088,649
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,573,506
Investments — affiliated issuers	458
Net change in unrealized appreciation (depreciation)	2,573,964
Net realized and unrealized gain	65,662,613
Net increase in net assets resulting from operations	$72,146,466
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	9

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$6,483,853	$8,095,424
Net realized gain	63,088,649	274,055,967
Net change in unrealized appreciation (depreciation)	2,573,964	331,811,182
Net increase in net assets resulting from operations	72,146,466	613,962,573
Decrease in net assets from capital stock activity	(8,118,834)	(1,012,058,871)
Total increase (decrease) in net assets	64,027,632	(398,096,298)
Net assets at beginning of period	2,034,849,844	2,432,946,142
Net assets at end of period	$2,098,877,476	$2,034,849,844
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	858,419	25,579,342	5,836,338	142,508,459
Redemptions	(1,181,496)	(35,979,279)	(46,962,891)	(1,153,948,084)
Net decrease	(323,077)	(10,399,937)	(41,126,553)	(1,011,439,625)
Class 2
Subscriptions	252,821	7,540,580	376,466	9,563,134
Redemptions	(176,488)	(5,259,477)	(405,760)	(10,182,380)
Net increase (decrease)	76,333	2,281,103	(29,294)	(619,246)
Total net decrease	(246,744)	(8,118,834)	(41,155,847)	(1,012,058,871)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$29.20	0.09	0.94	1.03
Year Ended 12/31/2017	$21.95	0.10	7.15	7.25
Year Ended 12/31/2016	$20.75	0.15	1.05	1.20
Year Ended 12/31/2015	$18.76	0.12	1.87	1.99
Year Ended 12/31/2014	$16.66	0.10	2.00	2.10
Year Ended 12/31/2013	$12.85	0.10	3.71	3.81
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$28.66	0.06	0.92	0.98
Year Ended 12/31/2017	$21.60	0.03	7.03	7.06
Year Ended 12/31/2016	$20.46	0.09	1.05	1.14
Year Ended 12/31/2015	$18.55	0.07	1.84	1.91
Year Ended 12/31/2014	$16.51	0.06	1.98	2.04
Year Ended 12/31/2013	$12.76	0.07	3.68	3.75

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$30.23	3.53%	0.71% (c)	0.71% (c)	0.62% (c)	7%	$2,049,986
Year Ended 12/31/2017	$29.20	33.03%	0.72%	0.72%	0.39%	5%	$1,989,749
Year Ended 12/31/2016	$21.95	5.78%	0.73%	0.73%	0.72%	19%	$2,398,329
Year Ended 12/31/2015	$20.75	10.61%	0.75%	0.75%	0.60%	14%	$2,206,011
Year Ended 12/31/2014	$18.76	12.61%	0.77%	0.77%	0.58%	103%	$1,285,907
Year Ended 12/31/2013	$16.66	29.65%	0.76%	0.76%	0.70%	73%	$1,108,798
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$29.64	3.42%	0.96% (c)	0.96% (c)	0.38% (c)	7%	$48,892
Year Ended 12/31/2017	$28.66	32.68%	0.97%	0.97%	0.10%	5%	$45,101
Year Ended 12/31/2016	$21.60	5.57%	0.98%	0.98%	0.41%	19%	$34,617
Year Ended 12/31/2015	$20.46	10.30%	1.00%	1.00%	0.38%	14%	$6,399
Year Ended 12/31/2014	$18.55	12.36%	1.02%	1.02%	0.33%	103%	$4,499
Year Ended 12/31/2013	$16.51	29.39%	1.02%	1.02%	0.46%	73%	$3,085
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
CTIVPSM – Loomis Sayles Growth Fund (formerly known as Variable Portfolio - Loomis Sayles Growth Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Variable Portfolio - Loomis Sayles Growth Fund was renamed CTIVPSM – Loomis Sayles Growth Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
14	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.67% of the Fund’s average daily net assets.
Subadvisory Agreement
The Investment Manager has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles) to serve as the subadviser to the Fund. The Investment Manager compensates Loomis Sayles to manage the investment of the Fund’s assets.
16	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.77%	0.79%
Class 2	1.02	1.04
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $143,421,790 and $153,039,722, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
18	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 94.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	19

Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVPSM – Loomis Sayles Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Loomis, Sayles & Company, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into
20	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Approval of Management and Subadvisory Agreements   (continued)
account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	21

Approval of Management and Subadvisory Agreements   (continued)
Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
22	CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVPSM – Loomis Sayles Growth Fund | Semiannual Report 2018	23

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CTIVPSM – Loomis Sayles Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-2011 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio - Government Money Market Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio - Government Money Market Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
Leonard Aplet, CFA*
John McColley
Mr. Aplet expects to retire, effective December 31, 2018.
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.59	0.91	0.21	0.20
Class 2*	05/03/10	0.46	0.64	0.14	0.17
Class 3	10/13/81	0.53	0.78	0.17	0.19
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Repurchase Agreements	10.4
U.S. Government & Agency Obligations	81.5
U.S. Treasury Obligations	8.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,005.90	1,022.99	1.95	1.97	0.39
Class 2	1,000.00	1,000.00	1,004.60	1,021.69	3.25	3.28	0.65
Class 3	1,000.00	1,000.00	1,005.30	1,022.29	2.65	2.67	0.53
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.30% for Class 1, 0.55% for Class 2 and 0.425% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2018. If this change had been in place for the entire six month period ended June 30, 2018, the actual expenses paid would have been $1.50 for Class 1, $2.75 for Class 2 and $2.15 for Class 3; and the hypothetical expenses paid would have been $1.51 for Class 1, $2.77 for Class 2 and $2.17 for Class 3.
4	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 10.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 06/29/2018, matures 07/02/2018,
repurchase price $15,002,588 (collateralized by U.S. Treasury Securities, Total Market Value $15,300,000)
	2.070%	15,000,000	15,000,000
Tri-party TD Securities (U.S.A.) LLC
dated 06/29/2018, matures 07/02/2018,
repurchase price $15,002,613 (collateralized by U.S. Treasury Securities, Total Market Value $15,300,013)
	2.090%	15,000,000	15,000,000
Total Repurchase Agreements (Cost $30,000,000)			30,000,000

U.S. Government & Agency Obligations 79.3%

Federal Agricultural Mortgage Corp. Discount Notes
07/02/2018	1.210%	20,000,000	19,998,011
Federal Farm Credit Banks(a)
1-month USD LIBOR + -0.075% 10/29/2018	2.020%	4,400,000	4,400,000
Federal Farm Credit Banks Discount Notes
07/06/2018	1.560%	7,000,000	6,997,900
07/13/2018	1.700%	6,000,000	5,996,100
08/13/2018	1.880%	6,000,000	5,986,140
Federal Home Loan Banks(a)
1-month USD LIBOR + -0.145% 08/08/2018	1.880%	9,500,000	9,500,000
1-month USD LIBOR + -0.120% 09/07/2018	1.930%	4,400,000	4,400,000
Federal Home Loan Banks Discount Notes
07/05/2018	1.530%	9,000,000	8,997,744
07/06/2018	1.560%	7,000,000	6,997,900
07/10/2018	1.690%	9,000,000	8,995,425
07/11/2018	1.720%	9,000,000	8,994,926
07/16/2018	1.780%	8,000,000	7,993,387
07/17/2018	1.780%	9,000,000	8,992,116
07/19/2018	1.770%	9,000,000	8,991,260
07/20/2018	1.790%	3,000,000	2,996,908
07/23/2018	1.800%	8,000,000	7,990,544
07/25/2018	1.840%	8,000,000	7,989,500
08/06/2018	1.870%	8,000,000	7,984,460
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
08/10/2018	1.880%	1,000,000	997,842
08/14/2018	1.860%	9,000,000	8,978,625
08/21/2018	1.900%	6,000,000	5,983,533
08/22/2018	1.890%	8,000,000	7,977,740
08/29/2018	1.910%	9,000,000	8,971,425
09/25/2018	1.930%	6,000,000	5,972,232
Federal Home Loan Mortgage Corp. Discount Notes
07/09/2018	1.660%	10,000,000	9,995,450
07/18/2018	1.690%	4,000,000	3,996,480
07/26/2018	1.750%	7,000,000	6,990,951
Federal National Mortgage Association Discount Notes
07/02/2018	1.150%	9,000,000	8,999,150
07/05/2018	1.520%	9,000,000	8,997,749
07/09/2018	1.620%	6,000,000	5,997,330
Tennessee Valley Authority
07/03/2018	1.410%	7,000,000	6,998,921
Total U.S. Government & Agency Obligations (Cost $235,059,749)			235,059,749

U.S. Treasury Obligations 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.140% 01/31/2019	2.049%	10,000,000	10,007,007
3-month U.S. Treasury index + 0.720% 04/30/2019	1.979%	6,000,000	6,001,499
3-month U.S. Treasury index + 0.048% 10/31/2019	1.957%	7,500,000	7,501,649
Total U.S. Treasury Obligations (Cost $23,510,155)			23,510,155

Total Investments in Securities (Cost: $288,569,904)	288,569,904
Other Assets & Liabilities, Net	8,065,078
Net Assets	296,634,982
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	30,000,000	—	30,000,000
U.S. Government & Agency Obligations	—	235,059,749	—	235,059,749
U.S. Treasury Obligations	—	23,510,155	—	23,510,155
Total Investments in Securities	—	288,569,904	—	288,569,904
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $258,569,904)	$258,569,904
Repurchase agreements (cost $30,000,000)	30,000,000
Cash	8,629,110
Receivable for:
Capital shares sold	172,520
Interest	109,618
Expense reimbursement due from Investment Manager	48,398
Trustees’ deferred compensation plan	13,097
Total assets	297,542,647
Liabilities
Payable for:
Capital shares purchased	623,658
Distributions to shareholders	12,159
Management services fees	92,423
Distribution and/or service fees	27,172
Service fees	15,499
Compensation of board members	69,588
Compensation of chief compliance officer	34
Other expenses	54,035
Trustees’ deferred compensation plan	13,097
Total liabilities	907,665
Net assets applicable to outstanding capital stock	$296,634,982
Represented by
Paid in capital	296,720,081
Excess of distributions over net investment income	(78,545)
Accumulated net realized loss	(6,554)
Total - representing net assets applicable to outstanding capital stock	$296,634,982
Class 1
Net assets	$55,361,384
Shares outstanding	55,307,287
Net asset value per share	$1.00
Class 2
Net assets	$31,300,493
Shares outstanding	31,296,292
Net asset value per share	$1.00
Class 3
Net assets	$209,973,105
Shares outstanding	209,889,385
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	7

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Interest	$2,363,245
Total income	2,363,245
Expenses:
Management services fees	583,015
Distribution and/or service fees
Class 2	39,397
Class 3	135,713
Service fees	90,906
Compensation of board members	9,200
Custodian fees	4,367
Printing and postage fees	34,235
Audit fees	15,942
Legal fees	4,812
Compensation of chief compliance officer	30
Other	4,111
Total expenses	921,728
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(147,599)
Total net expenses	774,129
Net investment income	1,589,116
Net increase in net assets resulting from operations	$1,589,116
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$1,589,116	$962,282
Net increase in net assets resulting from operations	1,589,116	962,282
Distributions to shareholders
Net investment income
Class 1	(304,340)	(190,042)
Class 2	(146,314)	(66,062)
Class 3	(1,138,462)	(706,178)
Total distributions to shareholders	(1,589,116)	(962,282)
Decrease in net assets from capital stock activity	(5,601,706)	(51,474,890)
Total decrease in net assets	(5,601,706)	(51,474,890)
Net assets at beginning of period	302,236,688	353,711,578
Net assets at end of period	$296,634,982	$302,236,688
Excess of distributions over net investment income	$(78,545)	$(78,545)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	9

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	19,326,642	19,326,641	12,453,650	12,453,650
Distributions reinvested	302,902	302,902	189,014	189,014
Redemptions	(8,845,988)	(8,845,988)	(16,375,817)	(16,375,817)
Net increase (decrease)	10,783,556	10,783,555	(3,733,153)	(3,733,153)
Class 2
Subscriptions	6,681,511	6,681,511	27,366,009	27,366,009
Distributions reinvested	145,673	145,673	65,555	65,555
Redemptions	(8,386,366)	(8,386,366)	(30,485,028)	(30,485,028)
Net decrease	(1,559,182)	(1,559,182)	(3,053,464)	(3,053,464)
Class 3
Subscriptions	9,632,142	9,632,142	32,996,459	32,996,459
Distributions reinvested	1,134,232	1,134,232	701,925	701,925
Redemptions	(25,592,453)	(25,592,453)	(78,386,657)	(78,386,657)
Net decrease	(14,826,079)	(14,826,079)	(44,688,273)	(44,688,273)
Total net decrease	(5,601,705)	(5,601,706)	(51,474,890)	(51,474,890)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

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Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$1.00	0.01	0.00	0.01	(0.01)	(0.01)
Year Ended 12/31/2017	$1.00	0.00 (c)	0.00	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$1.00	0.00 (c)	0.00	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2017	$1.00	0.00 (c)	0.00	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$1.00	0.01	0.00	0.01	(0.01)	(0.01)
Year Ended 12/31/2017	$1.00	0.00 (c)	0.00	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2016	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2015	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2014	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)
Year Ended 12/31/2013	$1.00	0.00 (c)	0.00 (c)	0.00 (c)	(0.00) (c)	(0.00) (c)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Annualized.
(c)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$1.00	0.59%	0.50% (b)	0.39% (b)	1.21% (b)	$55,361
Year Ended 12/31/2017	$1.00	0.43%	0.50%	0.45%	0.42%	$44,578
Year Ended 12/31/2016	$1.00	0.01%	0.49%	0.36%	0.01%	$48,310
Year Ended 12/31/2015	$1.00	0.01%	0.49%	0.13%	0.01%	$149,749
Year Ended 12/31/2014	$1.00	0.01%	0.48%	0.09%	0.01%	$146,143
Year Ended 12/31/2013	$1.00	0.01%	0.48%	0.10%	0.01%	$303,071
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$1.00	0.46%	0.75% (b)	0.65% (b)	0.93% (b)	$31,300
Year Ended 12/31/2017	$1.00	0.18%	0.75%	0.70%	0.17%	$32,860
Year Ended 12/31/2016	$1.00	0.01%	0.74%	0.36%	0.01%	$35,914
Year Ended 12/31/2015	$1.00	0.01%	0.75%	0.13%	0.01%	$29,276
Year Ended 12/31/2014	$1.00	0.01%	0.73%	0.09%	0.01%	$22,843
Year Ended 12/31/2013	$1.00	0.01%	0.73%	0.10%	0.01%	$20,957
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$1.00	0.53%	0.62% (b)	0.53% (b)	1.05% (b)	$209,973
Year Ended 12/31/2017	$1.00	0.30%	0.62%	0.57%	0.29%	$224,799
Year Ended 12/31/2016	$1.00	0.01%	0.62%	0.36%	0.01%	$269,488
Year Ended 12/31/2015	$1.00	0.01%	0.62%	0.13%	0.01%	$266,420
Year Ended 12/31/2014	$1.00	0.01%	0.60%	0.09%	0.01%	$305,878
Year Ended 12/31/2013	$1.00	0.01%	0.61%	0.11%	0.01%	$378,976
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
14	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	15,000,000	15,000,000	30,000,000
Total financial and derivative net assets	15,000,000	15,000,000	30,000,000
Total collateral received (pledged) (a)	15,000,000	15,000,000	30,000,000
Net amount (b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.39% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
16	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.30%	0.45%
Class 2	0.55	0.70
Class 3	0.425	0.575
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the cost of all investments for federal income tax purposes was approximately $288,570,000.
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
6,554	—	—	—	6,554
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not lend money under the Interfund Program during the six months ended June 30, 2018.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
18	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Money Market Fund Risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 90.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	21

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
22	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018	23

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
24	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2018

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Columbia Variable Portfolio - Government Money Market Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6638 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Overseas Core Fund
(formerly Columbia Variable Portfolio - Select International Equity Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Overseas Core Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Overseas Core Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since May 2018
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since May 2018
Effective May 2018, the Fund is no longer subadvised by Threadneedle International Limited.
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-3.39	7.67	5.40	3.00
Class 2*	05/03/10	-3.47	7.44	5.13	2.74
Class 3	01/13/92	-3.42	7.56	5.26	2.90
MSCI EAFE Index (Net)		-2.75	6.84	6.44	2.84
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Royal Dutch Shell PLC, Class A (United Kingdom)	3.2
Sony Corp. (Japan)	2.4
Shire PLC (United Kingdom)	2.4
Roche Holding AG, Genusschein Shares (Switzerland)	2.2
DCC PLC (United Kingdom)	2.1
Cott Corp. (Canada)	2.1
ITOCHU Corp. (Japan)	2.1
Sanofi (France)	2.1
Nestlé SA, Registered Shares (Switzerland)	2.0
Capgemini SE (France)	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	12.3
Consumer Staples	10.6
Energy	6.0
Financials	18.2
Health Care	17.8
Industrials	13.6
Information Technology	10.1
Materials	4.4
Real Estate	2.1
Telecommunication Services	3.5
Utilities	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Argentina	0.5
Australia	1.9
Brazil	1.4
Canada	4.8
China	3.0
Finland	1.9
France	7.5
Germany	2.3
Ireland	1.7
Israel	2.4
Italy	1.4
Japan	22.5
Netherlands	7.9
Norway	0.7
Russian Federation	0.7
South Korea	2.9
Spain	3.9
Sweden	1.6
Switzerland	4.2
United Kingdom	19.4
United States(a)	7.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	966.10	1,020.54	4.31	4.43	0.88
Class 2	1,000.00	1,000.00	965.30	1,019.30	5.54	5.69	1.13
Class 3	1,000.00	1,000.00	965.80	1,019.90	4.95	5.09	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Argentina 0.5%
Banco Macro SA, ADR	93,047	5,470,233
Australia 1.9%
Fortescue Metals Group Ltd.	3,012,876	9,782,730
Macquarie Group Ltd.	123,124	11,221,060
Total		21,003,790
Brazil 1.4%
Pagseguro Digital Ltd., Class A(a)	552,030	15,318,832
Canada 4.8%
Cott Corp.	1,376,110	22,774,621
Stars Group, Inc. (The)(a)	509,176	18,466,901
Yamana Gold, Inc.	3,913,806	11,350,037
Total		52,591,559
China 2.9%
BeiGene Ltd., ADR(a)	12,739	1,958,366
Tencent Holdings Ltd.	266,400	13,377,383
WH Group Ltd.	20,832,500	16,857,382
Total		32,193,131
Finland 1.9%
UPM-Kymmene OYJ	579,299	20,626,000
France 7.5%
BNP Paribas SA	239,552	14,817,953
Capgemini SE	161,993	21,708,664
DBV Technologies SA, ADR(a)	144,550	2,788,369
Sanofi	279,317	22,417,850
VINCI SA	209,092	20,070,984
Total		81,803,820
Germany 2.3%
Bayer AG, Registered Shares	154,359	16,952,262
Duerr AG	177,312	8,209,402
Total		25,161,664
Ireland 1.7%
ICON PLC(a)	141,746	18,785,597
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 2.4%
Bank Hapoalim BM	2,683,609	18,192,807
Bezeq Israeli Telecommunication Corp., Ltd. (The)	7,232,851	8,151,412
Total		26,344,219
Italy 1.4%
Recordati SpA	383,524	15,197,196
Japan 22.4%
Amano Corp.	556,500	13,145,422
BayCurrent Consulting, Inc.	309,500	10,312,333
CYBERDYNE, Inc.(a)	226,900	2,652,770
Digital Arts, Inc.	225,300	12,176,073
Hitachi Capital Corp.	553,100	14,274,788
Hoya Corp.	232,800	13,206,508
Invincible Investment Corp.	23,849	10,731,515
ITOCHU Corp.	1,256,300	22,721,235
Koito Manufacturing Co., Ltd.	220,200	14,544,895
Matsumotokiyoshi Holdings Co., Ltd.	278,000	12,474,921
Mitsubishi UFJ Financial Group, Inc.	2,429,700	13,763,970
Nihon M&A Center, Inc.	698,800	20,245,945
ORIX Corp.	1,076,400	16,966,329
Shionogi & Co., Ltd.	138,400	7,101,842
SoftBank Group Corp.	229,200	16,366,748
Sony Corp.	518,600	26,559,766
Subaru Corp.	473,300	13,765,937
Takuma Co., Ltd.	389,500	4,736,620
Total		245,747,617
Netherlands 7.9%
ABN AMRO Bank NV	615,196	15,910,072
ASR Nederland NV	377,633	15,377,554
ING Groep NV	1,256,260	18,033,015
Koninklijke Ahold Delhaize NV	755,521	18,040,026
Signify NV	742,666	19,213,923
Total		86,574,590
Norway 0.7%
BW LPG Ltd.	2,015,541	8,022,558
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	547,410	7,830,437
South Korea 2.9%
Hyundai Home Shopping Network Corp.	96,239	9,711,073
Samsung Electronics Co., Ltd.	324,337	13,586,341
Youngone Corp.	271,368	8,158,224
Total		31,455,638
Spain 3.9%
ACS Actividades de Construccion y Servicios SA	406,167	16,387,192
Endesa SA	696,259	15,311,853
Tecnicas Reunidas SA	348,788	11,207,911
Total		42,906,956
Sweden 1.5%
Granges AB	395,310	5,158,306
Hemfosa Fastigheter AB	1,001,061	11,692,743
Total		16,851,049
Switzerland 4.2%
Nestlé SA, Registered Shares	281,144	21,788,899
Roche Holding AG, Genusschein Shares	107,822	23,921,192
Total		45,710,091
United Kingdom 19.4%
British American Tobacco PLC	409,071	20,606,298
BT Group PLC	4,246,961	12,183,456
Crest Nicholson Holdings PLC	1,325,109	6,797,013
DCC PLC	253,096	22,950,545
GW Pharmaceuticals PLC, ADR(a)	21,603	3,014,483
John Wood Group PLC	1,213,193	10,018,550
Just Group PLC	6,527,800	11,630,340
Legal & General Group PLC	4,540,887	15,883,291
Liberty Global PLC, Class C(a)	612,327	16,294,021
Royal Dutch Shell PLC, Class A	994,533	34,514,709
Shire PLC	471,177	26,545,578
Common Stocks (continued)
Issuer	Shares	Value ($)
TP ICAP PLC	2,709,253	15,031,551
WPP PLC	1,060,194	16,657,330
Total		212,127,165
United States 4.9%
ACADIA Pharmaceuticals, Inc.(a)	166,312	2,539,584
Aerie Pharmaceuticals, Inc.(a)	47,868	3,233,484
Alexion Pharmaceuticals, Inc.(a)	43,521	5,403,132
BioMarin Pharmaceutical, Inc.(a)	33,935	3,196,677
Broadcom, Inc.	76,433	18,545,703
Insmed, Inc.(a)	130,135	3,077,693
Puma Biotechnology, Inc.(a)	53,883	3,187,180
Quotient Ltd.(a)	421,159	3,381,907
Sage Therapeutics, Inc.(a)	10,719	1,677,845
Spark Therapeutics, Inc.(a)	36,345	3,007,912
TESARO, Inc.(a)	56,724	2,522,516
Vertex Pharmaceuticals, Inc.(a)	25,672	4,363,213
Total		54,136,846
Total Common Stocks (Cost $1,093,473,173)		1,065,858,988

Exchange-Traded Funds 1.9%
	Shares	Value ($)
United States 1.9%
iShares MSCI EAFE ETF	302,436	20,254,139
Total Exchange-Traded Funds (Cost $21,661,292)		20,254,139

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 1.985%(b),(c)	6,691,246	6,691,246
Total Money Market Funds (Cost $6,691,246)		6,691,246
Total Investments in Securities (Cost $1,121,825,711)		1,092,804,373
Other Assets & Liabilities, Net		3,664,068
Net Assets		$1,096,468,441

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
33,942,000 CAD	26,416,886 USD	Morgan Stanley	07/25/2018	588,376	—
5,457,000 GBP	7,297,100 USD	Morgan Stanley	07/25/2018	87,781	—
71,786,000 ILS	20,152,153 USD	Morgan Stanley	07/25/2018	497,769	—
26,584,865,000 KRW	24,684,183 USD	Morgan Stanley	07/25/2018	806,189	—
2,183,161 USD	2,967,000 AUD	Morgan Stanley	07/25/2018	12,742	—
47,924,859 USD	63,135,000 AUD	Morgan Stanley	07/25/2018	—	(1,198,098)
8,446,640 USD	8,294,000 CHF	Morgan Stanley	07/25/2018	—	(55,420)
6,759,518 USD	42,840,000 DKK	Morgan Stanley	07/25/2018	—	(33,042)
17,460,879 USD	14,863,000 EUR	Morgan Stanley	07/25/2018	—	(75,308)
3,356,690 USD	363,976,000 JPY	Morgan Stanley	07/25/2018	—	(64,227)
3,953,373 USD	34,559,000 SEK	Morgan Stanley	07/25/2018	—	(88,460)
19,629,438 USD	26,236,000 SGD	Morgan Stanley	07/25/2018	—	(365,466)
Total				1,992,857	(1,880,021)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	8,584,063	172,722,163	(174,614,980)	6,691,246	(6,678)	(685)	110,574	6,691,246
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	5,470,233	—	—	—	5,470,233
Australia	—	21,003,790	—	—	21,003,790
Brazil	15,318,832	—	—	—	15,318,832
Canada	52,591,559	—	—	—	52,591,559
China	1,958,366	30,234,765	—	—	32,193,131
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Finland	—	20,626,000	—	—	20,626,000
France	2,788,369	79,015,451	—	—	81,803,820
Germany	—	25,161,664	—	—	25,161,664
Ireland	18,785,597	—	—	—	18,785,597
Israel	—	26,344,219	—	—	26,344,219
Italy	—	15,197,196	—	—	15,197,196
Japan	—	245,747,617	—	—	245,747,617
Netherlands	—	86,574,590	—	—	86,574,590
Norway	—	8,022,558	—	—	8,022,558
Russian Federation	—	7,830,437	—	—	7,830,437
South Korea	—	31,455,638	—	—	31,455,638
Spain	—	42,906,956	—	—	42,906,956
Sweden	—	16,851,049	—	—	16,851,049
Switzerland	—	45,710,091	—	—	45,710,091
United Kingdom	19,308,504	192,818,661	—	—	212,127,165
United States	54,136,846	—	—	—	54,136,846
Total Common Stocks	170,358,306	895,500,682	—	—	1,065,858,988
Exchange-Traded Funds	20,254,139	—	—	—	20,254,139
Money Market Funds	—	—	—	6,691,246	6,691,246
Total Investments in Securities	190,612,445	895,500,682	—	6,691,246	1,092,804,373
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,992,857	—	—	1,992,857
Liability
Forward Foreign Currency Exchange Contracts	—	(1,880,021)	—	—	(1,880,021)
Total	190,612,445	895,613,518	—	6,691,246	1,092,917,209
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,115,134,465)	$1,086,113,127
Affiliated issuers (cost $6,691,246)	6,691,246
Unrealized appreciation on forward foreign currency exchange contracts	1,992,857
Receivable for:
Investments sold	417,900
Capital shares sold	109,215
Dividends	2,480,470
Foreign tax reclaims	2,301,365
Total assets	1,100,106,180
Liabilities
Foreign currency (cost $27,133)	27,183
Unrealized depreciation on forward foreign currency exchange contracts	1,880,021
Payable for:
Investments purchased	16,094
Capital shares purchased	684,984
Management services fees	742,380
Distribution and/or service fees	41,650
Service fees	30,665
Compensation of board members	133,813
Compensation of chief compliance officer	125
Other expenses	80,824
Total liabilities	3,637,739
Net assets applicable to outstanding capital stock	$1,096,468,441
Represented by
Paid in capital	974,632,887
Excess of distributions over net investment income	(14,424,202)
Accumulated net realized gain	165,166,059
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(29,021,338)
Foreign currency translations	2,199
Forward foreign currency exchange contracts	112,836
Total - representing net assets applicable to outstanding capital stock	$1,096,468,441
Class 1
Net assets	$749,730,909
Shares outstanding	50,656,270
Net asset value per share	$14.80
Class 2
Net assets	$62,025,617
Shares outstanding	4,211,908
Net asset value per share	$14.73
Class 3
Net assets	$284,711,915
Shares outstanding	19,265,935
Net asset value per share	$14.78
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24,193,948
Dividends — affiliated issuers	110,574
Foreign taxes withheld	(2,465,994)
Total income	21,838,528
Expenses:
Management services fees	4,818,855
Distribution and/or service fees
Class 2	82,445
Class 3	191,365
Service fees	139,068
Compensation of board members	16,880
Custodian fees	66,175
Printing and postage fees	58,836
Audit fees	17,194
Legal fees	8,460
Compensation of chief compliance officer	119
Other	9,631
Total expenses	5,409,028
Net investment income	16,429,500
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	178,935,770
Investments — affiliated issuers	(6,678)
Foreign currency translations	(296,485)
Forward foreign currency exchange contracts	498,665
Net realized gain	179,131,272
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(233,812,369)
Investments — affiliated issuers	(685)
Foreign currency translations	(59,961)
Forward foreign currency exchange contracts	112,836
Net change in unrealized appreciation (depreciation)	(233,760,179)
Net realized and unrealized loss	(54,628,907)
Net decrease in net assets resulting from operations	$(38,199,407)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$16,429,500	$13,909,402
Net realized gain	179,131,272	27,155,280
Net change in unrealized appreciation (depreciation)	(233,760,179)	211,269,064
Net increase (decrease) in net assets resulting from operations	(38,199,407)	252,333,746
Distributions to shareholders
Net investment income
Class 1	(19,011,035)	(13,881,541)
Class 2	(1,468,290)	(1,145,680)
Class 3	(7,050,085)	(5,853,378)
Total distributions to shareholders	(27,529,410)	(20,880,599)
Decrease in net assets from capital stock activity	(9,776,457)	(2,070,052)
Total increase (decrease) in net assets	(75,505,274)	229,383,095
Net assets at beginning of period	1,171,973,715	942,590,620
Net assets at end of period	$1,096,468,441	$1,171,973,715
Excess of distributions over net investment income	$(14,424,202)	$(3,324,292)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	51,011	783,554	3,062,616	46,810,552
Distributions reinvested	1,263,235	19,011,035	1,012,158	13,881,541
Redemptions	(1,101,204)	(17,332,876)	(1,720,011)	(25,355,438)
Net increase	213,042	2,461,713	2,354,763	35,336,655
Class 2
Subscriptions	166,002	2,596,335	400,979	5,832,809
Distributions reinvested	98,107	1,468,290	84,211	1,145,680
Redemptions	(347,845)	(5,472,223)	(769,470)	(10,821,271)
Net decrease	(83,736)	(1,407,598)	(284,280)	(3,842,782)
Class 3
Subscriptions	9,976	155,870	33,880	485,780
Distributions reinvested	469,261	7,050,085	428,053	5,853,378
Redemptions	(1,149,982)	(18,036,527)	(2,835,312)	(39,903,083)
Net decrease	(670,745)	(10,830,572)	(2,373,379)	(33,563,925)
Total net decrease	(541,439)	(9,776,457)	(302,896)	(2,070,052)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$15.71	0.23	(0.76)	(0.53)	(0.38)	(0.38)
Year Ended 12/31/2017	$12.58	0.19	3.23	3.42	(0.29)	(0.29)
Year Ended 12/31/2016	$13.60	0.22	(1.04)	(0.82)	(0.20)	(0.20)
Year Ended 12/31/2015	$13.06	0.13	0.55	0.68	(0.14)	(0.14)
Year Ended 12/31/2014	$14.53	0.21	(1.43)	(1.22)	(0.25)	(0.25)
Year Ended 12/31/2013	$12.09	0.16	2.51	2.67	(0.23)	(0.23)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$15.62	0.20	(0.74)	(0.54)	(0.35)	(0.35)
Year Ended 12/31/2017	$12.52	0.16	3.20	3.36	(0.26)	(0.26)
Year Ended 12/31/2016	$13.55	0.22	(1.07)	(0.85)	(0.18)	(0.18)
Year Ended 12/31/2015	$13.02	0.08	0.56	0.64	(0.11)	(0.11)
Year Ended 12/31/2014	$14.50	0.17	(1.42)	(1.25)	(0.23)	(0.23)
Year Ended 12/31/2013	$12.07	0.11	2.52	2.63	(0.20)	(0.20)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$15.68	0.21	(0.74)	(0.53)	(0.37)	(0.37)
Year Ended 12/31/2017	$12.56	0.18	3.22	3.40	(0.28)	(0.28)
Year Ended 12/31/2016	$13.58	0.21	(1.04)	(0.83)	(0.19)	(0.19)
Year Ended 12/31/2015	$13.05	0.11	0.55	0.66	(0.13)	(0.13)
Year Ended 12/31/2014	$14.52	0.19	(1.42)	(1.23)	(0.24)	(0.24)
Year Ended 12/31/2013	$12.09	0.15	2.50	2.65	(0.22)	(0.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$14.80	(3.39%)	0.88% (c)	0.88% (c)	2.88% (c)	94%	$749,731
Year Ended 12/31/2017	$15.71	27.52%	0.91%	0.90%	1.38%	41%	$792,289
Year Ended 12/31/2016	$12.58	(6.00%)	0.93% (d)	0.89% (d)	1.76%	57%	$604,967
Year Ended 12/31/2015	$13.60	5.20%	1.01%	0.93%	0.91%	57%	$11,981
Year Ended 12/31/2014	$13.06	(8.47%)	0.98%	0.98%	1.51%	53%	$13,471
Year Ended 12/31/2013	$14.53	22.35%	1.00%	1.00%	1.24%	88%	$16,809
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$14.73	(3.47%)	1.13% (c)	1.13% (c)	2.62% (c)	94%	$62,026
Year Ended 12/31/2017	$15.62	27.18%	1.16%	1.15%	1.13%	41%	$67,097
Year Ended 12/31/2016	$12.52	(6.27%)	1.17% (d)	1.14% (d)	1.77%	57%	$57,342
Year Ended 12/31/2015	$13.55	4.94%	1.28%	1.18%	0.61%	57%	$16,240
Year Ended 12/31/2014	$13.02	(8.72%)	1.24%	1.23%	1.23%	53%	$7,797
Year Ended 12/31/2013	$14.50	22.09%	1.26%	1.25%	0.84%	88%	$7,624
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$14.78	(3.42%)	1.01% (c)	1.01% (c)	2.73% (c)	94%	$284,712
Year Ended 12/31/2017	$15.68	27.37%	1.04%	1.03%	1.26%	41%	$312,588
Year Ended 12/31/2016	$12.56	(6.10%)	1.07% (d)	1.03% (d)	1.66%	57%	$280,282
Year Ended 12/31/2015	$13.58	5.03%	1.14%	1.05%	0.79%	57%	$314,648
Year Ended 12/31/2014	$13.05	(8.56%)	1.11%	1.10%	1.39%	53%	$325,451
Year Ended 12/31/2013	$14.52	22.16%	1.13%	1.13%	1.10%	88%	$404,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Overseas Core Fund (formerly known as Columbia Variable Portfolio - Select International Equity Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018 , Columbia Variable Portfolio - Select International Equity Fund was renamed Columbia Variable Portfolio – Overseas Core Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
16	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
18	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,992,857

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,880,021
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	498,665
Total	498,665

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	112,836
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	292,965	(226,408)

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2018.

Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	1,992,857
Liabilities
Forward foreign currency exchange contracts	1,880,021
Total financial and derivative net assets	112,836
Total collateral received (pledged) (a)	-
Net amount (b)	112,836

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
20	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. Prior to May 1, 2018, the Fund’s subadviser (see Subadvisory agreement below) had the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.83% of the Fund’s average daily net assets.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. Threadneedle served as the subadviser to the Fund prior to May 1, 2018. The Investment Manager compensated Threadneedle to manage the investment of the Fund’s assets through April 30, 2018.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
22	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	0.90%
Class 2	1.15
Class 3	1.025
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,121,826,000	41,381,000	(70,290,000)	(28,909,000)
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	13,301,527	—	13,301,527
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,071,412,544 and $1,092,918,333, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
24	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 95.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	25

Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Overseas Core Fund (formerly known as Columbia Variable Portfolio - Select International Equity Fund) (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser provided portfolio management and related services for the Fund through April 30, 2018. At present, the Subadviser is not providing services to the Fund; however, Columbia Threadneedle has continued to retain Threadneedle International Limited and may in the future reallocate Fund assets to them to serve the Fund in a subadvisory capacity.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
26	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Approval of Management and Subadvisory Agreements   (continued)
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to strategy and management team) had been taken to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	27

Approval of Management and Subadvisory Agreements   (continued)
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
28	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2018	29

Columbia Variable Portfolio – Overseas Core Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6494 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – High Yield Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio management
Brian Lavin, CFA
Co-Portfolio Manager
Managed Fund since 2010
Jennifer Ponce de Leon*
Co-Portfolio Manager
Managed Fund since 2010
*Ms. Ponce de Leon is on a medical leave of absence and while she is expected to return, a timetable for her return is not set. Until such time, Mr. Lavin will serve as Lead Portfolio Manager.
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-1.61	0.38	4.83	7.58
Class 2*	05/03/10	-1.77	-0.01	4.55	7.31
Class 3	05/01/96	-1.76	0.11	4.68	7.46
ICE BofAML US Cash Pay High Yield Constrained Index		0.06	2.50	5.49	7.99
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The ICE BofAML US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Corporate Bonds & Notes	96.6
Money Market Funds	2.1
Senior Loans	1.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
BBB rating	0.1
BB rating	40.5
B rating	49.6
CCC rating	9.3
Not rated	0.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	983.90	1,021.24	3.66	3.73	0.74
Class 2	1,000.00	1,000.00	982.30	1,019.95	4.94	5.04	1.00
Class 3	1,000.00	1,000.00	982.40	1,020.59	4.30	4.38	0.87
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 95.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.8%
Bombardier, Inc.(a)
12/01/2021	8.750%	966,000	1,065,144
01/15/2023	6.125%	480,000	480,953
12/01/2024	7.500%	255,000	268,217
03/15/2025	7.500%	270,000	280,925
TransDigm, Inc.
05/15/2025	6.500%	2,568,000	2,596,610
06/15/2026	6.375%	2,057,000	2,038,798
Total			6,730,647
Automotive 0.6%
Delphi Technologies PLC(a)
10/01/2025	5.000%	959,000	916,339
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	1,157,000	1,107,895
09/15/2026	4.750%	503,000	475,502
Total			2,499,736
Banking 0.4%
Ally Financial, Inc.
05/19/2022	4.625%	1,694,000	1,694,772
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(a)
07/15/2025	6.875%	1,330,000	1,304,762
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	220,000	227,497
Total			1,532,259
Building Materials 1.6%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	1,290,000	1,322,513
05/15/2026	5.875%	1,225,000	1,204,768
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,785,000	1,644,749
Core & Main LP(a)
08/15/2025	6.125%	480,000	457,483
HD Supply, Inc.(a)
04/15/2024	5.750%	625,000	655,447
James Hardie International Finance DAC(a)
01/15/2028	5.000%	499,000	472,574
U.S. Concrete, Inc.
06/01/2024	6.375%	353,000	354,521
Total			6,112,055
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 10.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	1,951,000	1,883,374
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	1,132,000	1,135,125
05/01/2025	5.375%	2,080,000	2,013,215
02/15/2026	5.750%	885,000	868,551
05/01/2026	5.500%	397,000	384,889
05/01/2027	5.125%	495,000	463,109
05/01/2027	5.875%	621,000	607,445
02/01/2028	5.000%	666,000	611,210
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	414,000	412,421
12/15/2021	5.125%	299,000	297,290
04/01/2028	7.500%	1,881,000	1,906,593
CSC Holdings LLC(a)
01/15/2023	10.125%	870,000	960,277
10/15/2025	6.625%	1,627,000	1,664,660
10/15/2025	10.875%	1,866,000	2,149,972
04/15/2027	5.500%	585,000	558,587
02/01/2028	5.375%	626,000	578,765
DISH DBS Corp.
11/15/2024	5.875%	610,000	517,168
07/01/2026	7.750%	5,081,000	4,453,075
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	317,000	300,331
02/15/2025	6.625%	942,000	864,341
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,353,000	1,338,752
07/15/2026	5.375%	877,000	844,206
08/01/2027	5.000%	1,064,000	991,224
Unitymedia GmbH(a)
01/15/2025	6.125%	1,551,000	1,597,538
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	2,262,000	2,286,678
Virgin Media Finance PLC(a)
10/15/2024	6.000%	470,000	451,355
01/15/2025	5.750%	2,787,000	2,609,610
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	1,231,000	1,139,117
08/15/2026	5.500%	617,000	579,963
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	2,597,000	2,397,958
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	2,361,000	2,207,478
Total			39,074,277
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 2.9%
Alpha 2 BV(a)
06/01/2023	8.750%	980,000	974,821
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,247,733
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	983,000	970,691
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	799,033
Chemours Co. (The)
05/15/2023	6.625%	760,000	797,338
INEOS Group Holdings SA(a)
08/01/2024	5.625%	463,000	456,094
Koppers, Inc.(a)
02/15/2025	6.000%	353,000	353,483
Olin Corp.
02/01/2030	5.000%	665,000	628,214
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	618,000	628,934
12/01/2025	5.875%	1,463,000	1,430,334
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,204,477
12/15/2025	5.750%	841,000	827,464
SPCM SA(a)
09/15/2025	4.875%	721,000	688,656
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	209,000	200,232
Total			11,207,504
Construction Machinery 0.9%
H&E Equipment Services, Inc.
09/01/2025	5.625%	424,000	416,653
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	353,110
United Rentals North America, Inc.
10/15/2025	4.625%	321,000	306,673
09/15/2026	5.875%	1,810,000	1,822,891
05/15/2027	5.500%	430,000	417,218
01/15/2028	4.875%	275,000	254,954
Total			3,571,499
Consumer Cyclical Services 1.2%
APX Group, Inc.
12/01/2020	8.750%	1,561,000	1,495,436
12/01/2022	7.875%	1,139,000	1,128,912
09/01/2023	7.625%	601,000	525,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interval Acquisition Corp.
04/15/2023	5.625%	1,495,000	1,506,559
Total			4,656,232
Consumer Products 1.5%
Energizer Gamma Acquisition, Inc.(a),(b)
07/15/2026	6.375%	337,000	342,448
Mattel, Inc.(a)
12/31/2025	6.750%	972,000	946,232
Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,041,000	1,033,254
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,104,000	1,141,632
Spectrum Brands, Inc.
07/15/2025	5.750%	2,297,000	2,268,731
Total			5,732,297
Diversified Manufacturing 1.4%
Apergy Corp.(a)
05/01/2026	6.375%	1,172,000	1,191,255
BWX Technologies, Inc.(a)
07/15/2026	5.375%	289,000	292,690
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,027,000	1,039,625
SPX FLOW, Inc.(a)
08/15/2024	5.625%	285,000	282,879
08/15/2026	5.875%	1,053,000	1,040,886
TriMas Corp.(a)
10/15/2025	4.875%	147,000	140,844
Welbilt, Inc.
02/15/2024	9.500%	308,000	339,120
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	421,311
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	575,000	630,878
Total			5,379,488
Electric 4.1%
AES Corp.
03/15/2023	4.500%	558,000	552,098
05/15/2026	6.000%	1,048,000	1,085,959
09/01/2027	5.125%	524,000	523,223
Calpine Corp.
02/01/2024	5.500%	685,000	630,227
01/15/2025	5.750%	517,000	473,372
Calpine Corp.(a)
06/01/2026	5.250%	300,000	282,895

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	1,080,000	1,009,800
NRG Energy, Inc.
05/15/2026	7.250%	407,000	433,366
01/15/2027	6.625%	1,402,000	1,439,199
NRG Energy, Inc.(a)
01/15/2028	5.750%	425,000	419,248
NRG Yield Operating LLC
08/15/2024	5.375%	2,493,000	2,493,516
09/15/2026	5.000%	579,000	553,749
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	1,598,000	1,599,184
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,704,000	1,617,162
Vistra Energy Corp.
11/01/2024	7.625%	965,000	1,031,920
Vistra Energy Corp.(a)
01/30/2026	8.125%	1,338,000	1,454,893
Total			15,599,811
Finance Companies 3.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	1,176,000	1,176,007
iStar, Inc.
04/01/2022	6.000%	1,307,000	1,307,733
Navient Corp.
03/25/2020	8.000%	153,000	161,490
07/26/2021	6.625%	649,000	671,222
01/25/2022	7.250%	618,000	647,093
06/15/2022	6.500%	750,000	766,874
01/25/2023	5.500%	752,000	738,494
10/25/2024	5.875%	691,000	667,811
06/15/2026	6.750%	670,000	655,026
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,104,000	1,074,130
Quicken Loans, Inc.(a)
05/01/2025	5.750%	1,793,000	1,757,011
Springleaf Finance Corp.
03/15/2023	5.625%	635,000	631,579
03/15/2025	6.875%	955,000	948,983
03/15/2026	7.125%	823,000	819,143
Total			12,022,596
Food and Beverage 3.4%
B&G Foods, Inc.
04/01/2025	5.250%	2,131,000	2,008,832
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	1,800,000	1,723,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,509,000	1,388,642
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	421,501
11/01/2026	4.875%	1,475,000	1,434,411
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	209,000	220,157
Post Holdings, Inc.(a)
03/01/2025	5.500%	463,000	453,003
08/15/2026	5.000%	1,562,000	1,449,616
03/01/2027	5.750%	3,524,000	3,418,738
01/15/2028	5.625%	440,000	412,232
Total			12,931,104
Gaming 5.7%
Boyd Gaming Corp.
05/15/2023	6.875%	1,338,000	1,405,829
Boyd Gaming Corp.(a)
08/15/2026	6.000%	809,000	800,765
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	589,000	557,061
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,119,173
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	340,000	347,654
04/15/2026	5.375%	1,660,000	1,642,905
06/01/2028	5.750%	836,000	841,579
International Game Technology PLC(a)
02/15/2025	6.500%	2,397,000	2,475,739
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,332,000	1,371,418
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	485,932
09/01/2026	4.500%	472,000	438,491
01/15/2028	4.500%	32,000	29,005
MGM Resorts International
03/15/2023	6.000%	676,000	695,530
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,147,000	1,083,840
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	430,000	427,951
Scientific Games International, Inc.
12/01/2022	10.000%	2,093,000	2,232,693
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,786,000	1,700,706
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	345,000	345,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a),(b)
07/15/2026	7.000%	553,000	558,761
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	6,964,002	1,688,770
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,295,000	1,265,026
05/15/2027	5.250%	126,000	117,860
Total			21,631,688
Health Care 6.2%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	396,000	395,319
02/15/2023	5.625%	467,000	470,356
03/01/2024	6.500%	738,000	758,010
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,368,000	1,292,638
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	362,000	365,105
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	1,036,000	948,930
CHS/Community Health Systems, Inc.(a)
06/30/2024	8.125%	53,000	43,755
DaVita, Inc.
07/15/2024	5.125%	1,055,000	1,028,137
Envision Healthcare Corp.(a)
12/01/2024	6.250%	797,000	848,654
HCA, Inc.
02/15/2022	7.500%	1,378,000	1,500,348
02/01/2025	5.375%	2,459,000	2,421,685
04/15/2025	5.250%	1,836,000	1,843,845
06/15/2026	5.250%	273,000	271,715
02/15/2027	4.500%	816,000	771,544
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	639,000	625,934
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	224,206
IQVIA, Inc.(a)
05/15/2023	4.875%	1,091,000	1,102,577
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,049,000	2,095,660
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	720,000	742,609
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	1,215,000	1,239,198
Teleflex, Inc.
11/15/2027	4.625%	693,000	654,791
Tenet Healthcare Corp.
06/15/2023	6.750%	428,000	424,950
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	1,401,000	1,328,958
05/01/2025	5.125%	871,000	829,217
08/01/2025	7.000%	1,234,000	1,226,147
Total			23,454,288
Healthcare Insurance 1.1%
Centene Corp.
01/15/2025	4.750%	1,224,000	1,217,240
Centene Escrow I Corp.(a)
06/01/2026	5.375%	1,084,000	1,098,438
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,973,000	1,961,769
Total			4,277,447
Home Construction 1.5%
Lennar Corp.
11/15/2024	5.875%	114,000	117,552
06/01/2026	5.250%	1,071,000	1,049,409
11/29/2027	4.750%	1,314,000	1,232,181
Meritage Homes Corp.
04/01/2022	7.000%	928,000	1,001,626
06/01/2025	6.000%	535,000	543,149
06/06/2027	5.125%	449,000	416,418
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	511,129
03/01/2024	5.625%	848,000	824,325
Total			5,695,789
Independent Energy 8.2%
Callon Petroleum Co.
10/01/2024	6.125%	501,000	506,634
Callon Petroleum Co.(a)
07/01/2026	6.375%	1,360,000	1,363,344
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,528,000	1,547,924
Centennial Resource Production LLC(a)
01/15/2026	5.375%	442,000	429,960
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	571,000	576,144
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,953,000	1,887,512
Diamondback Energy, Inc.
11/01/2024	4.750%	317,000	309,193
05/31/2025	5.375%	1,781,000	1,781,964
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	383,000	381,793

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	196,000	190,120
01/30/2028	5.750%	1,736,000	1,696,782
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	732,000	766,588
02/01/2026	5.625%	545,000	522,484
Halcon Resources Corp.
02/15/2025	6.750%	2,087,000	1,951,566
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	696,000	675,316
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	1,011,000	996,199
Laredo Petroleum, Inc.
01/15/2022	5.625%	425,000	419,771
03/15/2023	6.250%	2,359,000	2,365,888
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	612,000	638,168
01/15/2025	5.375%	793,000	787,271
08/15/2025	5.250%	1,338,000	1,315,219
10/15/2027	5.625%	1,319,000	1,309,411
PDC Energy, Inc.
09/15/2024	6.125%	1,465,000	1,494,300
Range Resources Corp.
03/15/2023	5.000%	672,000	655,074
RSP Permian, Inc.
01/15/2025	5.250%	514,000	550,362
SM Energy Co.
06/01/2025	5.625%	329,000	315,930
09/15/2026	6.750%	2,252,000	2,266,329
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	971,000	1,000,058
WPX Energy, Inc.
01/15/2022	6.000%	549,000	570,947
09/15/2024	5.250%	1,336,000	1,320,756
06/01/2026	5.750%	494,000	493,161
Total			31,086,168
Leisure 0.6%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	603,000	628,675
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	660,000	638,599
03/15/2026	5.625%	351,000	349,798
Viking Cruises Ltd.(a)
09/15/2027	5.875%	678,000	643,926
Total			2,260,998
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	539,000	530,439
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	97,000	99,621
Total			630,060
Media and Entertainment 2.4%
Match Group, Inc.
06/01/2024	6.375%	1,133,000	1,191,472
Match Group, Inc.(a)
12/15/2027	5.000%	440,000	409,148
Netflix, Inc.
02/15/2025	5.875%	340,000	348,484
11/15/2026	4.375%	322,000	302,756
Netflix, Inc.(a)
04/15/2028	4.875%	3,194,000	3,039,254
11/15/2028	5.875%	2,074,000	2,096,596
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,631,000	1,642,942
Total			9,030,652
Metals and Mining 5.0%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	461,000	485,980
09/30/2026	7.000%	366,000	390,217
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	957,000	985,302
Constellium NV(a)
05/15/2024	5.750%	1,565,000	1,527,781
03/01/2025	6.625%	830,000	836,279
02/15/2026	5.875%	473,000	456,160
Freeport-McMoRan, Inc.
11/14/2024	4.550%	2,587,000	2,458,713
03/15/2043	5.450%	2,665,000	2,337,344
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	702,000	731,688
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	296,000	306,382
01/15/2025	7.625%	1,451,000	1,520,031
Novelis Corp.(a)
08/15/2024	6.250%	922,000	921,796
09/30/2026	5.875%	2,013,000	1,929,275
Steel Dynamics, Inc.
09/15/2025	4.125%	355,000	341,318
Teck Resources Ltd.
07/15/2041	6.250%	3,794,000	3,784,599
Total			19,012,865

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 5.1%
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	660,000	719,615
06/30/2027	5.125%	532,000	527,230
DCP Midstream Operating LP
04/01/2044	5.600%	451,000	426,244
Delek Logistics Partners LP
05/15/2025	6.750%	885,000	889,532
Energy Transfer Equity LP
03/15/2023	4.250%	775,000	749,106
06/01/2027	5.500%	3,730,000	3,729,795
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,050,000	1,062,285
NGPL PipeCo LLC(a)
08/15/2022	4.375%	399,000	395,300
08/15/2027	4.875%	484,000	477,994
12/15/2037	7.768%	367,000	435,306
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	775,000	775,008
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	401,000	384,907
02/15/2026	5.500%	946,000	896,063
03/15/2028	5.875%	158,000	149,326
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	393,000	400,253
01/15/2028	5.500%	1,034,000	1,020,893
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	724,000	694,925
02/01/2027	5.375%	2,051,000	1,998,162
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	530,000	532,972
01/15/2028	5.000%	2,363,000	2,200,149
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	909,000	916,729
Total			19,381,794
Oil Field Services 2.0%
Calfrac Holdings LP(a)
06/15/2026	8.500%	851,000	852,017
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	492,000	510,618
Nabors Industries, Inc.(a)
02/01/2025	5.750%	2,087,000	1,980,703
Rowan Companies, Inc.
01/15/2024	4.750%	604,000	521,614
SESI LLC
09/15/2024	7.750%	1,048,000	1,076,891
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Guardian Ltd.(a),(b)
01/15/2024	5.875%	517,000	515,118
Transocean, Inc.(a)
01/15/2026	7.500%	389,000	395,865
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	900,000	931,502
Weatherford International LLC(a)
03/01/2025	9.875%	126,000	126,502
Weatherford International Ltd.
06/15/2021	7.750%	808,000	830,802
06/15/2023	8.250%	17,000	16,851
Total			7,758,483
Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	1,040,000	1,060,762
Other Industry 0.2%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	586,000	559,716
WeWork Companies, Inc.(a)
05/01/2025	7.875%	300,000	287,332
Total			847,048
Other REIT 0.6%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	566,000	565,875
03/15/2027	5.375%	1,700,000	1,689,885
Total			2,255,760
Packaging 3.7%
ARD Finance SA PIK
09/15/2023	7.125%	652,000	653,434
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	2,464,000	2,560,658
02/15/2025	6.000%	2,177,000	2,116,462
Berry Global, Inc.
07/15/2023	5.125%	1,925,000	1,908,254
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	572,299
Multi-Color Corp.(a)
11/01/2025	4.875%	1,075,000	1,001,899
Novolex (a)
01/15/2025	6.875%	387,000	373,238
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	1,023,021
01/15/2025	5.375%	509,000	496,275
08/15/2025	6.375%	201,000	206,025

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,734,703	1,741,003
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,552,854
Total			14,205,422
Pharmaceuticals 2.5%
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	627,445
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,074,297
Valeant Pharmaceuticals International, Inc.(a)
03/01/2023	5.500%	776,000	722,835
03/15/2024	7.000%	1,570,000	1,645,916
04/15/2025	6.125%	1,788,000	1,645,509
11/01/2025	5.500%	730,000	720,258
12/15/2025	9.000%	196,000	203,220
04/01/2026	9.250%	1,300,000	1,350,526
01/31/2027	8.500%	356,000	360,540
Total			9,350,546
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	166,000	170,431
HUB International Ltd.(a)
05/01/2026	7.000%	992,000	979,658
Total			1,150,089
Restaurants 0.9%
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	1,980,000	1,979,378
IRB Holding Corp.(a)
02/15/2026	6.750%	422,000	405,056
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	971,000	954,308
Total			3,338,742
Retailers 0.4%
L Brands, Inc.
11/01/2035	6.875%	1,046,000	921,780
Penske Automotive Group, Inc.
12/01/2024	5.375%	297,000	293,182
05/15/2026	5.500%	338,000	331,869
Total			1,546,831
Technology 6.0%
Ascend Learning LLC(a)
08/01/2025	6.875%	501,000	506,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
10/15/2024	7.875%	1,261,000	1,273,261
CDK Global, Inc.
06/15/2026	5.875%	177,000	180,416
06/01/2027	4.875%	821,000	788,459
Equinix, Inc.
01/15/2026	5.875%	2,091,000	2,115,603
05/15/2027	5.375%	1,640,000	1,635,844
First Data Corp.(a)
08/15/2023	5.375%	1,501,000	1,512,382
12/01/2023	7.000%	3,224,000	3,357,248
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,580,558
Informatica LLC(a)
07/15/2023	7.125%	808,000	816,595
Iron Mountain, Inc.(a)
09/15/2027	4.875%	520,000	480,818
03/15/2028	5.250%	1,436,000	1,331,241
MSCI, Inc.(a)
11/15/2024	5.250%	1,407,000	1,423,576
08/15/2025	5.750%	1,298,000	1,339,527
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,589,000	1,489,052
Symantec Corp.(a)
04/15/2025	5.000%	1,726,000	1,674,888
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	1,218,000	1,170,193
Total			22,676,655
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	256,000	249,062
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,525,000	1,396,252
Hertz Corp. (The)(a)
06/01/2022	7.625%	1,214,000	1,165,427
Total			2,810,741
Wireless 5.7%
Altice France SA(a)
05/01/2026	7.375%	3,758,000	3,673,569
SBA Communications Corp.
09/01/2024	4.875%	4,401,000	4,217,743
Sprint Communications, Inc.(a)
11/15/2018	9.000%	731,000	745,568

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
09/15/2021	7.250%	348,000	361,484
09/15/2023	7.875%	735,000	763,387
06/15/2024	7.125%	1,880,000	1,895,638
02/15/2025	7.625%	2,059,000	2,101,866
03/01/2026	7.625%	1,598,000	1,629,541
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	310,000	321,000
01/15/2026	6.500%	3,053,000	3,152,024
02/01/2026	4.500%	746,000	696,059
02/01/2028	4.750%	1,149,000	1,063,508
Wind Tre SpA(a)
01/20/2026	5.000%	1,241,000	974,686
Total			21,596,073
Wirelines 2.4%
CenturyLink, Inc.
03/15/2022	5.800%	785,000	777,057
04/01/2024	7.500%	1,112,000	1,142,184
04/01/2025	5.625%	1,358,000	1,286,063
Frontier Communications Corp.
01/15/2025	6.875%	1,659,000	1,068,487
Frontier Communications Corp.(a)
04/01/2026	8.500%	611,000	589,695
Telecom Italia Capital SA
09/30/2034	6.000%	1,746,000	1,661,921
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,705,000	1,732,036
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	776,000	762,305
Total			9,019,748
Total Corporate Bonds & Notes (Cost $369,741,717)			362,822,926

Senior Loans 1.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Serta Simmons Bedding LLC(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	1,480,315	989,961
Independent Energy 0.3%
Chesapeake Energy Corp.(c),(d)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.594%	1,101,548	1,151,349
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
UFC Holdings LLC(c),(d)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.594%	97,000	97,485
Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc.(c),(d)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	4.982%	279,000	277,867
Property & Casualty 0.1%
Hub International Limited(c),(d)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.360%	305,000	302,981
Technology 0.5%
Applied Systems, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/19/2024	5.334%	392,037	392,159
Ascend Learning LLC(c),(d)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.094%	171,703	171,059
Genesys Telecommunications Laboratories, Inc.(c),(d)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.594%	393,045	392,554
Hyland Software, Inc.(c),(d)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.344%	241,518	241,769
Information Resources, Inc.(c),(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.569%	313,000	313,391
Misys Ltd.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.807%	565,176	554,658
Total			2,065,590
Total Senior Loans (Cost $5,327,937)			4,885,233

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(f),(g)	8,012,273	8,012,273
Total Money Market Funds (Cost $8,012,273)		8,012,273
Total Investments in Securities (Cost: $383,081,927)		375,720,432
Other Assets & Liabilities, Net		4,726,804
Net Assets		380,447,236
At June 30, 2018, securities and/or cash totaling $212,100 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(202)	09/2018	USD	(24,370,607)	—	(201,286)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $209,297,596, which represents 55.01% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(d)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(e)	Represents a security purchased on a forward commitment basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	7,380,546	56,041,570	(55,409,843)	8,012,273	352	(49)	54,114	8,012,273
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	362,822,926	—	—	362,822,926
Senior Loans	—	4,885,233	—	—	4,885,233
Money Market Funds	—	—	—	8,012,273	8,012,273
Total Investments in Securities	—	367,708,159	—	8,012,273	375,720,432
Investments in Derivatives
Liability
Futures Contracts	(201,286)	—	—	—	(201,286)
Total	(201,286)	367,708,159	—	8,012,273	375,519,146
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,893,240	—	—	1,893,240
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $375,069,654)	$367,708,159
Affiliated issuers (cost $8,012,273)	8,012,273
Cash	25,751
Margin deposits on:
Futures contracts	212,100
Receivable for:
Investments sold	501,401
Investments sold on a delayed delivery basis	402,000
Capital shares sold	1,879
Dividends	13,717
Interest	6,368,454
Foreign tax reclaims	27,566
Expense reimbursement due from Investment Manager	16,545
Total assets	383,289,845
Liabilities
Payable for:
Investments purchased	504,411
Investments purchased on a delayed delivery basis	1,402,475
Capital shares purchased	533,519
Management services fees	200,962
Distribution and/or service fees	44,276
Service fees	19,571
Compensation of board members	61,824
Compensation of chief compliance officer	47
Other expenses	75,524
Total liabilities	2,842,609
Net assets applicable to outstanding capital stock	$380,447,236
Represented by
Paid in capital	357,957,362
Undistributed net investment income	30,959,376
Accumulated net realized loss	(906,721)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(7,361,495)
Futures contracts	(201,286)
Total - representing net assets applicable to outstanding capital stock	$380,447,236
Class 1
Net assets	$11,391
Shares outstanding	1,693
Net asset value per share	$6.73
Class 2
Net assets	$59,246,094
Shares outstanding	8,891,924
Net asset value per share	$6.66
Class 3
Net assets	$321,189,751
Shares outstanding	47,865,614
Net asset value per share	$6.71
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$54,114
Interest	11,807,740
Total income	11,861,854
Expenses:
Management services fees	1,314,749
Distribution and/or service fees
Class 2	73,944
Class 3	214,196
Service fees	121,342
Compensation of board members	9,805
Custodian fees	7,762
Printing and postage fees	51,582
Audit fees	19,874
Legal fees	5,274
Compensation of chief compliance officer	42
Other	4,824
Total expenses	1,823,394
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(33,471)
Total net expenses	1,789,923
Net investment income	10,071,931
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,610,486
Investments — affiliated issuers	352
Futures contracts	701,285
Net realized gain	2,312,123
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(19,296,983)
Investments — affiliated issuers	(49)
Futures contracts	(242,498)
Net change in unrealized appreciation (depreciation)	(19,539,530)
Net realized and unrealized loss	(17,227,407)
Net decrease in net assets resulting from operations	$(7,155,476)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$10,071,931	$21,556,848
Net realized gain	2,312,123	4,615,583
Net change in unrealized appreciation (depreciation)	(19,539,530)	1,606,756
Net increase (decrease) in net assets resulting from operations	(7,155,476)	27,779,187
Distributions to shareholders
Net investment income
Class 1	—	(625)
Class 2	—	(2,937,613)
Class 3	—	(20,722,312)
Total distributions to shareholders	—	(23,660,550)
Decrease in net assets from capital stock activity	(36,240,230)	(32,564,209)
Total decrease in net assets	(43,395,706)	(28,445,572)
Net assets at beginning of period	423,842,942	452,288,514
Net assets at end of period	$380,447,236	$423,842,942
Undistributed net investment income	$30,959,376	$20,887,445
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	41,605	286,162
Distributions reinvested	—	—	92	625
Redemptions	—	—	(501,513)	(3,504,348)
Net decrease	—	—	(459,816)	(3,217,561)
Class 2
Subscriptions	682,425	4,597,008	1,828,733	12,508,797
Distributions reinvested	—	—	435,848	2,937,613
Redemptions	(501,057)	(3,367,480)	(724,971)	(4,961,483)
Net increase	181,368	1,229,528	1,539,610	10,484,927
Class 3
Subscriptions	28,063	190,065	106,857	731,283
Distributions reinvested	—	—	3,056,388	20,722,312
Redemptions	(5,574,716)	(37,659,823)	(8,891,137)	(61,285,170)
Net decrease	(5,546,653)	(37,469,758)	(5,727,892)	(39,831,575)
Total net decrease	(5,365,285)	(36,240,230)	(4,648,098)	(32,564,209)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$6.84	0.17	(0.28)	(0.11)	—	—
Year Ended 12/31/2017	$6.79	0.36	0.08	0.44	(0.39)	(0.39)
Year Ended 12/31/2016	$6.46	0.35	0.40	0.75	(0.42)	(0.42)
Year Ended 12/31/2015	$6.96	0.36	(0.42)	(0.06)	(0.44)	(0.44)
Year Ended 12/31/2014	$7.15	0.38	(0.10)	0.28	(0.47)	(0.47)
Year Ended 12/31/2013	$7.22	0.43	0.00 (d)	0.43	(0.50)	(0.50)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$6.78	0.16	(0.28)	(0.12)	—	—
Year Ended 12/31/2017	$6.74	0.32	0.09	0.41	(0.37)	(0.37)
Year Ended 12/31/2016	$6.41	0.34	0.39	0.73	(0.40)	(0.40)
Year Ended 12/31/2015	$6.91	0.35	(0.43)	(0.08)	(0.42)	(0.42)
Year Ended 12/31/2014	$7.11	0.37	(0.12)	0.25	(0.45)	(0.45)
Year Ended 12/31/2013	$7.18	0.41	0.01	0.42	(0.49)	(0.49)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$6.83	0.17	(0.29)	(0.12)	—	—
Year Ended 12/31/2017	$6.78	0.34	0.09	0.43	(0.38)	(0.38)
Year Ended 12/31/2016	$6.45	0.35	0.39	0.74	(0.41)	(0.41)
Year Ended 12/31/2015	$6.94	0.36	(0.42)	(0.06)	(0.43)	(0.43)
Year Ended 12/31/2014	$7.14	0.38	(0.12)	0.26	(0.46)	(0.46)
Year Ended 12/31/2013	$7.21	0.42	0.00 (d)	0.42	(0.49)	(0.49)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$6.73	(1.61%)	0.77% (c)	0.74% (c)	5.17% (c)	21%	$11
Year Ended 12/31/2017	$6.84	6.53%	0.75%	0.75%	5.12%	51%	$12
Year Ended 12/31/2016	$6.79	11.84%	0.75%	0.75%	5.32%	51%	$3,135
Year Ended 12/31/2015	$6.46	(1.15%)	0.78%	0.75%	5.35%	47%	$1,934
Year Ended 12/31/2014	$6.96	3.89%	0.76%	0.72%	5.43%	59%	$629
Year Ended 12/31/2013	$7.15	6.19%	0.76%	0.72%	5.94%	63%	$7
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$6.66	(1.77%)	1.01% (c)	1.00% (c)	4.92% (c)	21%	$59,246
Year Ended 12/31/2017	$6.78	6.17%	1.01%	1.01%	4.76%	51%	$59,098
Year Ended 12/31/2016	$6.74	11.65%	1.00%	1.00%	5.07%	51%	$48,310
Year Ended 12/31/2015	$6.41	(1.41%)	1.02%	1.00%	5.06%	47%	$38,807
Year Ended 12/31/2014	$6.91	3.51%	1.00%	0.97%	5.20%	59%	$34,214
Year Ended 12/31/2013	$7.11	5.98%	1.01%	0.97%	5.70%	63%	$24,968
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$6.71	(1.76%)	0.89% (c)	0.87% (c)	5.03% (c)	21%	$321,190
Year Ended 12/31/2017	$6.83	6.41%	0.89%	0.89%	4.89%	51%	$364,733
Year Ended 12/31/2016	$6.78	11.72%	0.88%	0.88%	5.20%	51%	$400,844
Year Ended 12/31/2015	$6.45	(1.14%)	0.90%	0.87%	5.17%	47%	$420,576
Year Ended 12/31/2014	$6.94	3.62%	0.87%	0.85%	5.34%	59%	$514,924
Year Ended 12/31/2013	$7.14	6.07%	0.89%	0.85%	5.81%	63%	$569,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
22	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	201,286*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
24	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	701,285

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(242,498)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	24,724,076

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are
26	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.65% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.72%	0.76%
Class 2	0.97	1.01
Class 3	0.845	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
383,082,000	4,272,000	(11,835,000)	(7,563,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
28	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	2,381,990	449,011	2,831,001
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $82,869,820 and $108,515,044, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 97.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and
30	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	31

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
32	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	33

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2018	35

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – High Yield Bond Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6671 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Large Cap Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
John Wilson, CFA
Lead Portfolio Manager
Managed Fund since 2010
Tchintcia Barros, CFA
Portfolio Manager
Managed Fund since 2015
Effective June 30, 2018, Peter Deininger is no longer a portfolio manager of the Fund.
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.40	17.57	15.60	10.77
Class 2*	05/03/10	7.30	17.29	15.32	10.52
Class 3	09/15/99	7.28	17.38	15.43	10.67
Russell 1000 Growth Index		7.25	22.51	16.36	11.83
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Microsoft Corp.	6.3
Amazon.com, Inc.	5.9
Apple, Inc.	5.6
Facebook, Inc., Class A	4.0
Alphabet, Inc., Class C	3.3
Alphabet, Inc., Class A	3.2
Visa, Inc., Class A	3.0
Adobe Systems, Inc.	2.7
NVIDIA Corp.	1.9
Broadcom, Inc.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	98.0
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	16.9
Consumer Staples	5.0
Energy	1.4
Financials	4.0
Health Care	14.1
Industrials	8.4
Information Technology	46.1
Materials	1.4
Real Estate	2.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,074.00	1,021.24	3.83	3.73	0.74
Class 2	1,000.00	1,000.00	1,073.00	1,020.00	5.12	4.99	0.99
Class 3	1,000.00	1,000.00	1,072.80	1,020.64	4.44	4.33	0.86
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 16.6%
Hotels, Restaurants & Leisure 2.2%
Norwegian Cruise Line Holdings Ltd.(a)	256,119	12,101,623
Yum China Holdings, Inc.	276,139	10,620,306
Yum! Brands, Inc.	225,658	17,650,969
Total		40,372,898
Household Durables 0.6%
Mohawk Industries, Inc.(a)	53,182	11,395,307
Internet & Direct Marketing Retail 7.6%
Amazon.com, Inc.(a)	63,429	107,816,614
Booking Holdings, Inc.(a)	16,157	32,751,693
Total		140,568,307
Media 1.5%
Comcast Corp., Class A	500,411	16,418,485
DISH Network Corp., Class A(a)	307,486	10,334,605
Total		26,753,090
Specialty Retail 2.8%
Burlington Stores, Inc.(a)	114,580	17,247,727
O’Reilly Automotive, Inc.(a)	51,663	14,133,447
Ulta Beauty, Inc.(a)	87,365	20,396,233
Total		51,777,407
Textiles, Apparel & Luxury Goods 1.9%
Canada Goose Holdings, Inc.(a)	190,898	11,234,347
PVH Corp.	165,144	24,725,360
Total		35,959,707
Total Consumer Discretionary		306,826,716
Consumer Staples 4.9%
Food & Staples Retailing 3.0%
Costco Wholesale Corp.	141,929	29,660,323
SYSCO Corp.	210,963	14,406,663
Walmart, Inc.	139,759	11,970,358
Total		56,037,344
Food Products 1.0%
Tyson Foods, Inc., Class A	270,916	18,652,566
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%
Philip Morris International, Inc.	192,574	15,548,425
Total Consumer Staples		90,238,335
Energy 1.4%
Energy Equipment & Services 0.5%
TechnipFMC PLC	277,469	8,806,866
Oil, Gas & Consumable Fuels 0.9%
Cimarex Energy Co.	92,329	9,393,553
Diamondback Energy, Inc.	58,444	7,689,477
Total		17,083,030
Total Energy		25,889,896
Financials 3.9%
Banks 0.8%
Citigroup, Inc.	227,830	15,246,384
Capital Markets 3.1%
Bank of New York Mellon Corp. (The)	448,612	24,193,645
BlackRock, Inc.	36,014	17,972,426
Charles Schwab Corp. (The)	291,146	14,877,561
Total		57,043,632
Total Financials		72,290,016
Health Care 13.8%
Biotechnology 4.8%
Alexion Pharmaceuticals, Inc.(a)	168,400	20,906,860
Biogen, Inc.(a)	81,903	23,771,527
BioMarin Pharmaceutical, Inc.(a)	150,093	14,138,761
Clovis Oncology, Inc.(a)	69,218	3,147,342
Sage Therapeutics, Inc.(a)	21,954	3,436,460
Vertex Pharmaceuticals, Inc.(a)	135,310	22,997,287
Total		88,398,237
Health Care Equipment & Supplies 3.4%
Align Technology, Inc.(a)	49,975	17,098,447
Edwards Lifesciences Corp.(a)	138,894	20,218,800
IDEXX Laboratories, Inc.(a)	23,480	5,117,231
Medtronic PLC	239,502	20,503,766
Total		62,938,244
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.1%
Humana, Inc.	68,343	20,340,927
Life Sciences Tools & Services 2.3%
Illumina, Inc.(a)	78,874	22,028,719
Thermo Fisher Scientific, Inc.	103,027	21,341,013
Total		43,369,732
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	330,387	18,283,616
Johnson & Johnson	178,049	21,604,466
Total		39,888,082
Total Health Care		254,935,222
Industrials 8.2%
Aerospace & Defense 2.8%
L3 Technologies, Inc.	109,938	21,143,276
Northrop Grumman Corp.	97,721	30,068,752
Total		51,212,028
Air Freight & Logistics 1.4%
FedEx Corp.	117,946	26,780,819
Electrical Equipment 0.7%
AMETEK, Inc.	183,729	13,257,885
Industrial Conglomerates 1.3%
Honeywell International, Inc.	160,746	23,155,461
Machinery 2.0%
Ingersoll-Rand PLC	227,149	20,382,080
Xylem, Inc.	254,207	17,128,467
Total		37,510,547
Total Industrials		151,916,740
Information Technology 45.2%
Electronic Equipment, Instruments & Components 0.7%
Zebra Technologies Corp., Class A(a)	84,676	12,129,837
Internet Software & Services 11.8%
Alibaba Group Holding Ltd., ADR(a)	152,676	28,325,978
Alphabet, Inc., Class A(a)	50,859	57,429,474
Alphabet, Inc., Class C(a)	53,606	59,805,534
Facebook, Inc., Class A(a)	376,386	73,139,328
Total		218,700,314
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.2%
FleetCor Technologies, Inc.(a)	117,347	24,719,146
Pagseguro Digital Ltd., Class A(a)	501,268	13,910,187
PayPal Holdings, Inc.(a)	339,036	28,231,528
Square, Inc., Class A(a)	181,332	11,177,304
Visa, Inc., Class A	417,503	55,298,272
Total		133,336,437
Semiconductors & Semiconductor Equipment 6.7%
Broadcom, Inc.	136,413	33,099,250
Lam Research Corp.	114,950	19,869,108
MACOM Technology Solutions Holdings, Inc.(a)	451,610	10,405,094
Micron Technology, Inc.(a)	495,773	25,998,336
NVIDIA Corp.	146,552	34,718,169
Total		124,089,957
Software 13.3%
Adobe Systems, Inc.(a)	197,930	48,257,313
Electronic Arts, Inc.(a)	210,346	29,662,993
Microsoft Corp.	1,156,982	114,089,995
Salesforce.com, Inc.(a)	238,416	32,519,942
ServiceNow, Inc.(a)	121,565	20,966,316
Total		245,496,559
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	548,959	101,617,801
Total Information Technology		835,370,905
Materials 1.3%
Chemicals 1.3%
Eastman Chemical Co.	243,860	24,376,246
Total Materials		24,376,246
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	145,240	20,939,251
Equinix, Inc.	65,613	28,206,372
Total		49,145,623
Total Real Estate		49,145,623
Total Common Stocks (Cost $1,290,888,787)		1,810,989,699

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	36,482,019	36,482,019
Total Money Market Funds (Cost $36,481,391)		36,482,019
Total Investments in Securities (Cost: $1,327,370,178)		1,847,471,718
Other Assets & Liabilities, Net		2,082,751
Net Assets		1,849,554,469
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	15,227,411	146,619,634	(125,365,026)	36,482,019	4	280	241,720	36,482,019
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	306,826,716	—	—	—	306,826,716
Consumer Staples	90,238,335	—	—	—	90,238,335
Energy	25,889,896	—	—	—	25,889,896
Financials	72,290,016	—	—	—	72,290,016
Health Care	254,935,222	—	—	—	254,935,222
Industrials	151,916,740	—	—	—	151,916,740
Information Technology	835,370,905	—	—	—	835,370,905
Materials	24,376,246	—	—	—	24,376,246
Real Estate	49,145,623	—	—	—	49,145,623
Total Common Stocks	1,810,989,699	—	—	—	1,810,989,699
Money Market Funds	—	—	—	36,482,019	36,482,019
Total Investments in Securities	1,810,989,699	—	—	36,482,019	1,847,471,718
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,290,888,787)	$1,810,989,699
Affiliated issuers (cost $36,481,391)	36,482,019
Receivable for:
Investments sold	8,618,776
Capital shares sold	74,462
Dividends	662,030
Foreign tax reclaims	20,443
Prepaid expenses	1
Total assets	1,856,847,430
Liabilities
Due to custodian	20,444
Payable for:
Investments purchased	4,114,016
Capital shares purchased	1,730,416
Management services fees	1,050,406
Distribution and/or service fees	48,647
Service fees	50,839
Compensation of board members	217,114
Compensation of chief compliance officer	196
Other expenses	60,883
Total liabilities	7,292,961
Net assets applicable to outstanding capital stock	$1,849,554,469
Represented by
Trust capital	$1,849,554,469
Total - representing net assets applicable to outstanding capital stock	$1,849,554,469
Class 1
Net assets	$1,493,764,436
Shares outstanding	82,984,872
Net asset value per share	$18.00
Class 2
Net assets	$122,771,262
Shares outstanding	6,961,786
Net asset value per share	$17.64
Class 3
Net assets	$233,018,771
Shares outstanding	13,065,507
Net asset value per share	$17.83
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,686,030
Dividends — affiliated issuers	241,720
Total income	7,927,750
Expenses:
Management services fees	6,421,179
Distribution and/or service fees
Class 2	154,570
Class 3	146,843
Service fees	235,689
Compensation of board members	23,419
Custodian fees	8,139
Printing and postage fees	38,281
Audit fees	17,325
Legal fees	11,104
Compensation of chief compliance officer	184
Other	15,980
Total expenses	7,072,713
Net investment income	855,037
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	63,318,706
Investments — affiliated issuers	4
Net realized gain	63,318,710
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	65,047,881
Investments — affiliated issuers	280
Net change in unrealized appreciation (depreciation)	65,048,161
Net realized and unrealized gain	128,366,871
Net increase in net assets resulting from operations	$129,221,908
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$855,037	$5,487,001
Net realized gain	63,318,710	141,606,720
Net change in unrealized appreciation (depreciation)	65,048,161	268,292,342
Net increase in net assets resulting from operations	129,221,908	415,386,063
Decrease in net assets from capital stock activity	(41,340,428)	(237,310,571)
Total increase in net assets	87,881,480	178,075,492
Net assets at beginning of period	1,761,672,989	1,583,597,497
Net assets at end of period	$1,849,554,469	$1,761,672,989
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	94,085	1,627,838	265,327	4,046,674
Redemptions	(1,115,683)	(19,721,601)	(13,110,543)	(194,722,710)
Net decrease	(1,021,598)	(18,093,763)	(12,845,216)	(190,676,036)
Class 2
Subscriptions	295,696	5,154,869	579,133	8,636,457
Redemptions	(730,375)	(12,761,561)	(1,641,998)	(24,555,238)
Net decrease	(434,679)	(7,606,692)	(1,062,865)	(15,918,781)
Class 3
Subscriptions	36,002	646,028	93,210	1,372,925
Redemptions	(932,571)	(16,286,001)	(2,129,935)	(32,088,679)
Net decrease	(896,569)	(15,639,973)	(2,036,725)	(30,715,754)
Total net decrease	(2,352,846)	(41,340,428)	(15,944,806)	(237,310,571)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$16.76	0.01	1.23	1.24
Year Ended 12/31/2017	$13.08	0.05	3.63	3.68
Year Ended 12/31/2016	$12.92	0.09	0.07	0.16
Year Ended 12/31/2015	$11.84	0.03	1.05	1.08
Year Ended 12/31/2014	$10.37	0.06	1.41	1.47
Year Ended 12/31/2013	$7.95	0.05	2.37	2.42
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$16.44	(0.01)	1.21	1.20
Year Ended 12/31/2017	$12.86	0.02	3.56	3.58
Year Ended 12/31/2016	$12.73	0.04	0.09	0.13
Year Ended 12/31/2015	$11.70	0.00 (d)	1.03	1.03
Year Ended 12/31/2014	$10.27	0.04	1.39	1.43
Year Ended 12/31/2013	$7.90	0.03	2.34	2.37
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$16.62	(0.00) (d)	1.21	1.21
Year Ended 12/31/2017	$12.99	0.04	3.59	3.63
Year Ended 12/31/2016	$12.84	0.07	0.08	0.15
Year Ended 12/31/2015	$11.78	0.01	1.05	1.06
Year Ended 12/31/2014	$10.33	0.05	1.40	1.45
Year Ended 12/31/2013	$7.93	0.04	2.36	2.40

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$18.00	7.40%	0.74% (c)	0.74% (c)	0.13% (c)	14%	$1,493,764
Year Ended 12/31/2017	$16.76	28.14%	0.77%	0.76%	0.36%	35%	$1,408,054
Year Ended 12/31/2016	$13.08	1.24%	0.80%	0.77%	0.69%	54%	$1,267,016
Year Ended 12/31/2015	$12.92	9.12%	0.80%	0.79%	0.23%	56%	$1,198,464
Year Ended 12/31/2014	$11.84	14.18%	0.80%	0.79%	0.59%	71%	$1,003,539
Year Ended 12/31/2013	$10.37	30.44%	0.81%	0.79%	0.55%	93%	$1,166,312
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$17.64	7.30%	0.99% (c)	0.99% (c)	(0.12%) (c)	14%	$122,771
Year Ended 12/31/2017	$16.44	27.84%	1.02%	1.01%	0.11%	35%	$121,608
Year Ended 12/31/2016	$12.86	1.02%	1.05%	1.01%	0.35%	54%	$108,824
Year Ended 12/31/2015	$12.73	8.80%	1.05%	1.04%	(0.02%)	56%	$32,835
Year Ended 12/31/2014	$11.70	13.92%	1.05%	1.04%	0.36%	71%	$18,783
Year Ended 12/31/2013	$10.27	30.00%	1.06%	1.04%	0.28%	93%	$14,196
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$17.83	7.28%	0.86% (c)	0.86% (c)	(0.00%) (c),(d)	14%	$233,019
Year Ended 12/31/2017	$16.62	27.94%	0.89%	0.88%	0.23%	35%	$232,010
Year Ended 12/31/2016	$12.99	1.17%	0.92%	0.89%	0.55%	54%	$207,757
Year Ended 12/31/2015	$12.84	9.00%	0.92%	0.92%	0.10%	56%	$252,250
Year Ended 12/31/2014	$11.78	14.04%	0.93%	0.91%	0.47%	71%	$227,180
Year Ended 12/31/2013	$10.33	30.26%	0.94%	0.92%	0.40%	93%	$224,919
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.70% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
18	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.75%	0.78%
Class 2	1.00	1.03
Class 3	0.875	0.905
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $252,645,962 and $318,169,973, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 89.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
20	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	21

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
22	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	23

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2018	25

Columbia Variable Portfolio – Large Cap Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6465 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Dividend Opportunity Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio management
David King, CFA
Lead Portfolio Manager
Managed Fund since May 2018
Yan Jin
Portfolio Manager
Managed Fund since May 2018
Harrison Chan
Portfolio Manager
Managed Fund since May 2018
Effective May 2018, Steven Schroll, Paul Stocking and Dean Ramos. the Fund’s previous portfolio management team, retired.
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-0.55	8.22	9.18	6.80
Class 2*	05/03/10	-0.73	7.93	8.90	6.55
Class 3	09/15/99	-0.64	8.08	9.05	6.69
MSCI USA High Dividend Yield Index (Net)		-1.57	8.68	11.20	10.70
Russell 1000 Value Index		-1.69	6.77	10.34	8.49
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Cisco Systems, Inc.	4.7
Chevron Corp.	4.7
BP PLC, ADR	4.3
Pfizer, Inc.	3.7
Intel Corp.	3.5
Microsoft Corp.	3.5
ConocoPhillips	3.3
Philip Morris International, Inc.	3.2
AT&T, Inc.	2.4
Johnson & Johnson	2.4
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	91.4
Convertible Bonds	0.5
Convertible Preferred Stocks	4.8
Equity-Linked Notes	0.5
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	8.2
Consumer Staples	9.2
Energy	16.0
Financials	10.8
Health Care	12.1
Industrials	7.3
Information Technology	16.7
Materials	2.8
Real Estate	2.8
Telecommunication Services	5.6
Utilities	8.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	994.50	1,021.39	3.53	3.58	0.71
Class 2	1,000.00	1,000.00	992.70	1,020.09	4.82	4.89	0.97
Class 3	1,000.00	1,000.00	993.60	1,020.74	4.18	4.23	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.1%
Issuer	Shares	Value ($)
Consumer Discretionary 8.0%
Automobiles 1.1%
General Motors Co.	405,000	15,957,000
Hotels, Restaurants & Leisure 5.0%
Carnival Corp.	145,000	8,309,950
Extended Stay America, Inc.	385,000	8,319,850
Las Vegas Sands Corp.	375,000	28,635,000
McDonald’s Corp.	140,000	21,936,600
Six Flags Entertainment Corp.	110,000	7,705,500
Total		74,906,900
Leisure Products 0.6%
Hasbro, Inc.	90,000	8,307,900
Multiline Retail 1.0%
Target Corp.	200,000	15,224,000
Specialty Retail 0.3%
Williams-Sonoma, Inc.	84,574	5,191,152
Total Consumer Discretionary		119,586,952
Consumer Staples 8.9%
Beverages 1.9%
PepsiCo, Inc.	265,000	28,850,550
Food Products 1.8%
Kellogg Co.	225,000	15,720,750
Mondelez International, Inc., Class A	275,000	11,275,000
Total		26,995,750
Tobacco 5.2%
Altria Group, Inc.	550,000	31,234,500
Philip Morris International, Inc.	585,000	47,232,900
Total		78,467,400
Total Consumer Staples		134,313,700
Energy 15.5%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	232,544	7,680,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 15.0%
BP PLC, ADR	1,400,000	63,924,000
Chevron Corp.	550,000	69,536,500
ConocoPhillips	700,000	48,734,000
Royal Dutch Shell PLC, Class A	900,000	31,148,047
Valero Energy Corp.	114,247	12,661,995
Total		226,004,542
Total Energy		233,685,470
Financials 10.5%
Banks 7.4%
Bank of America Corp.	780,000	21,988,200
BB&T Corp.	300,000	15,132,000
JPMorgan Chase & Co.	290,000	30,218,000
PacWest Bancorp	150,000	7,413,000
SunTrust Banks, Inc.	88,795	5,862,246
Wells Fargo & Co.	550,000	30,492,000
Total		111,105,446
Capital Markets 2.1%
Ares Capital Corp.	455,000	7,484,750
BlackRock, Inc.	16,000	7,984,640
Morgan Stanley	335,000	15,879,000
Total		31,348,390
Insurance 1.0%
Principal Financial Group, Inc.	285,000	15,090,750
Total Financials		157,544,586
Health Care 10.5%
Biotechnology 1.2%
Gilead Sciences, Inc.	260,000	18,418,400
Pharmaceuticals 9.3%
Bristol-Myers Squibb Co.	332,500	18,400,550
Johnson & Johnson	290,000	35,188,600
Merck & Co., Inc.	500,000	30,350,000
Pfizer, Inc.	1,517,218	55,044,669
Total		138,983,819
Total Health Care		157,402,219
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.3%
Aerospace & Defense 1.9%
Boeing Co. (The)	37,500	12,581,625
Lockheed Martin Corp.	55,000	16,248,650
Total		28,830,275
Airlines 0.8%
Delta Air Lines, Inc.	225,000	11,146,500
Machinery 1.9%
Caterpillar, Inc.	115,000	15,602,050
Ingersoll-Rand PLC	150,000	13,459,500
Total		29,061,550
Road & Rail 1.7%
Union Pacific Corp.	180,000	25,502,400
Total Industrials		94,540,725
Information Technology 16.1%
Communications Equipment 4.6%
Cisco Systems, Inc.	1,616,296	69,549,217
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	575,000	15,818,250
IT Services 2.5%
Automatic Data Processing, Inc.	57,500	7,713,050
International Business Machines Corp.	210,000	29,337,000
Total		37,050,050
Semiconductors & Semiconductor Equipment 4.6%
Broadcom, Inc.	35,000	8,492,400
Intel Corp.	1,050,000	52,195,500
Lam Research Corp.	45,000	7,778,250
Total		68,466,150
Software 3.4%
Microsoft Corp.	525,000	51,770,250
Total Information Technology		242,653,917
Materials 2.7%
Chemicals 2.7%
DowDuPont, Inc.	385,000	25,379,200
Nutrien Ltd.	275,000	14,954,500
Total		40,333,700
Total Materials		40,333,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Alexandria Real Estate Equities, Inc.	120,000	15,140,400
Equinix, Inc.	23,500	10,102,415
Total		25,242,815
Total Real Estate		25,242,815
Telecommunication Services 5.4%
Diversified Telecommunication Services 5.4%
AT&T, Inc.	1,100,000	35,321,000
BCE, Inc.	375,000	15,183,750
Verizon Communications, Inc.	605,000	30,437,550
Total		80,942,300
Total Telecommunication Services		80,942,300
Utilities 6.5%
Electric Utilities 4.7%
American Electric Power Co., Inc.	210,000	14,542,500
Edison International	120,000	7,592,400
Entergy Corp.	190,000	15,350,100
Exelon Corp.	400,000	17,040,000
Xcel Energy, Inc.	350,000	15,988,000
Total		70,513,000
Multi-Utilities 1.8%
Ameren Corp.	250,000	15,212,500
DTE Energy Co.	115,000	11,917,450
Total		27,129,950
Total Utilities		97,642,950
Total Common Stocks (Cost $1,241,506,404)		1,383,889,334

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.5%
AXA SA(a)
05/15/2021	7.250%	7,500,000	7,826,400
Total Convertible Bonds (Cost $7,573,926)			7,826,400

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Convertible Preferred Stocks 4.8%
Issuer		Shares	Value ($)
Health Care 1.2%
Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co.	6.125%	300,000	18,555,000
Total Health Care			18,555,000
Industrials 0.8%
Machinery 0.8%
Fortive Corp.		11,300	11,392,999
Total Industrials			11,392,999
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
Crown Castle International Corp.	6.875%	15,000	16,096,156
Total Real Estate			16,096,156
Utilities 1.7%
Electric Utilities 1.2%
NextEra Energy, Inc.	6.123%	316,500	18,072,150
Multi-Utilities 0.5%
DTE Energy Co.	6.500%	155,000	8,011,950
Total Utilities			26,084,100
Total Convertible Preferred Stocks (Cost $70,617,286)			72,128,255

Equity-Linked Notes 0.6%
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(a)
(linked to common stock of PG&E Corp.)
07/27/2018	10.250%	198,291	8,401,152
Total Equity-Linked Notes (Cost $9,089,659)			8,401,152

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	41,953,230	41,953,230
Total Money Market Funds (Cost $41,953,230)		41,953,230
Total Investments in Securities (Cost: $1,370,740,505)		1,514,198,371
Other Assets & Liabilities, Net		(11,583,780)
Net Assets		1,502,614,591

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $16,227,552, which represents 1.08% of net assets.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	17,564,137	615,478,678	(591,089,585)	41,953,230	4,064	(1,425)	349,944	41,953,230
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	119,586,952	—	—	—	119,586,952
Consumer Staples	134,313,700	—	—	—	134,313,700
Energy	202,537,423	31,148,047	—	—	233,685,470
Financials	157,544,586	—	—	—	157,544,586
Health Care	157,402,219	—	—	—	157,402,219
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	94,540,725	—	—	—	94,540,725
Information Technology	242,653,917	—	—	—	242,653,917
Materials	40,333,700	—	—	—	40,333,700
Real Estate	25,242,815	—	—	—	25,242,815
Telecommunication Services	80,942,300	—	—	—	80,942,300
Utilities	97,642,950	—	—	—	97,642,950
Total Common Stocks	1,352,741,287	31,148,047	—	—	1,383,889,334
Convertible Bonds	—	7,826,400	—	—	7,826,400
Convertible Preferred Stocks
Health Care	18,555,000	—	—	—	18,555,000
Industrials	—	11,392,999	—	—	11,392,999
Real Estate	16,096,156	—	—	—	16,096,156
Utilities	26,084,100	—	—	—	26,084,100
Total Convertible Preferred Stocks	60,735,256	11,392,999	—	—	72,128,255
Equity-Linked Notes	—	8,401,152	—	—	8,401,152
Money Market Funds	—	—	—	41,953,230	41,953,230
Total Investments in Securities	1,413,476,543	58,768,598	—	41,953,230	1,514,198,371
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,328,787,275)	$1,472,245,141
Affiliated issuers (cost $41,953,230)	41,953,230
Receivable for:
Investments sold	17,774,752
Capital shares sold	45,132
Dividends	4,323,264
Interest	79,831
Foreign tax reclaims	1,190,398
Expense reimbursement due from Investment Manager	121
Total assets	1,537,611,869
Liabilities
Due to custodian	13,500
Payable for:
Investments purchased	32,358,409
Capital shares purchased	1,182,484
Management services fees	918,627
Distribution and/or service fees	99,544
Service fees	56,274
Compensation of board members	233,773
Compensation of chief compliance officer	199
Other expenses	134,468
Total liabilities	34,997,278
Net assets applicable to outstanding capital stock	$1,502,614,591
Represented by
Trust capital	$1,502,614,591
Total - representing net assets applicable to outstanding capital stock	$1,502,614,591
Class 1
Net assets	$580,230,733
Shares outstanding	23,063,732
Net asset value per share	$25.16
Class 2
Net assets	$65,110,473
Shares outstanding	2,643,323
Net asset value per share	$24.63
Class 3
Net assets	$857,273,385
Shares outstanding	34,442,196
Net asset value per share	$24.89
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$38,158,474
Dividends — affiliated issuers	349,944
Interest	1,818,321
Foreign taxes withheld	(1,503,606)
Total income	38,823,133
Expenses:
Management services fees	5,867,809
Distribution and/or service fees
Class 2	84,510
Class 3	561,485
Service fees	329,629
Compensation of board members	23,330
Custodian fees	17,234
Printing and postage fees	115,922
Audit fees	17,913
Legal fees	11,109
Compensation of chief compliance officer	185
Other	38,259
Total expenses	7,067,385
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(121)
Total net expenses	7,067,264
Net investment income	31,755,869
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	70,049,478
Investments — affiliated issuers	4,064
Foreign currency translations	128,998
Net realized gain	70,182,540
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(114,308,970)
Investments — affiliated issuers	(1,425)
Foreign currency translations	(47,412)
Net change in unrealized appreciation (depreciation)	(114,357,807)
Net realized and unrealized loss	(44,175,267)
Net decrease in net assets resulting from operations	$(12,419,398)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$31,755,869	$66,768,042
Net realized gain	70,182,540	84,324,895
Net change in unrealized appreciation (depreciation)	(114,357,807)	88,774,724
Net increase (decrease) in net assets resulting from operations	(12,419,398)	239,867,661
Decrease in net assets from capital stock activity	(326,700,995)	(167,213,044)
Total increase (decrease) in net assets	(339,120,393)	72,654,617
Net assets at beginning of period	1,841,734,984	1,769,080,367
Net assets at end of period	$1,502,614,591	$1,841,734,984
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	585,536	14,732,456	369,951	8,778,686
Redemptions	(10,424,693)	(260,766,258)	(1,032,629)	(23,915,705)
Net decrease	(9,839,157)	(246,033,802)	(662,678)	(15,137,019)
Class 2
Subscriptions	122,382	3,028,080	353,263	8,059,052
Redemptions	(275,203)	(6,853,663)	(280,072)	(6,404,288)
Net increase (decrease)	(152,821)	(3,825,583)	73,191	1,654,764
Class 3
Subscriptions	4,304	107,356	19,114	443,081
Redemptions	(3,074,313)	(76,948,966)	(6,641,574)	(154,173,870)
Net decrease	(3,070,009)	(76,841,610)	(6,622,460)	(153,730,789)
Total net decrease	(13,061,987)	(326,700,995)	(7,211,947)	(167,213,044)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$25.30	0.46	(0.60)	(0.14)
Year Ended 12/31/2017	$22.12	0.89	2.29	3.18
Year Ended 12/31/2016	$19.46	0.78	1.88	2.66
Year Ended 12/31/2015	$19.99	0.73	(1.26)	(0.53)
Year Ended 12/31/2014	$18.16	0.62	1.21	1.83
Year Ended 12/31/2013	$14.32	0.45	3.39	3.84
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$24.81	0.42	(0.60)	(0.18)
Year Ended 12/31/2017	$21.74	0.82	2.25	3.07
Year Ended 12/31/2016	$19.17	0.72	1.85	2.57
Year Ended 12/31/2015	$19.74	0.65	(1.22)	(0.57)
Year Ended 12/31/2014	$17.98	0.57	1.19	1.76
Year Ended 12/31/2013	$14.21	0.40	3.37	3.77
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$25.05	0.43	(0.59)	(0.16)
Year Ended 12/31/2017	$21.92	0.86	2.27	3.13
Year Ended 12/31/2016	$19.31	0.75	1.86	2.61
Year Ended 12/31/2015	$19.86	0.68	(1.23)	(0.55)
Year Ended 12/31/2014	$18.07	0.60	1.19	1.79
Year Ended 12/31/2013	$14.26	0.42	3.39	3.81

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$25.16	(0.55%)	0.71% (c)	0.71% (c)	3.62% (c)	57%	$580,231
Year Ended 12/31/2017	$25.30	14.38%	0.73%	0.73%	3.82%	62%	$832,599
Year Ended 12/31/2016	$22.12	13.67%	0.74%	0.74%	3.78%	64%	$742,337
Year Ended 12/31/2015	$19.46	(2.65%)	0.71%	0.71%	3.65%	93%	$657,752
Year Ended 12/31/2014	$19.99	10.08%	0.69%	0.69%	3.25%	86%	$2,235,149
Year Ended 12/31/2013	$18.16	26.81%	0.70%	0.70%	2.71%	71%	$2,198,787
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$24.63	(0.73%)	0.97% (c)	0.97% (c)	3.36% (c)	57%	$65,110
Year Ended 12/31/2017	$24.81	14.12%	0.98%	0.98%	3.58%	62%	$69,367
Year Ended 12/31/2016	$21.74	13.41%	0.99%	0.99%	3.52%	64%	$59,186
Year Ended 12/31/2015	$19.17	(2.89%)	0.98%	0.98%	3.33%	93%	$46,304
Year Ended 12/31/2014	$19.74	9.79%	0.94%	0.94%	3.01%	86%	$44,491
Year Ended 12/31/2013	$17.98	26.53%	0.95%	0.95%	2.46%	71%	$33,741
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$24.89	(0.64%)	0.84% (c)	0.84% (c)	3.47% (c)	57%	$857,273
Year Ended 12/31/2017	$25.05	14.28%	0.86%	0.86%	3.71%	62%	$939,770
Year Ended 12/31/2016	$21.92	13.52%	0.87%	0.87%	3.66%	64%	$967,557
Year Ended 12/31/2015	$19.31	(2.77%)	0.86%	0.86%	3.45%	93%	$982,852
Year Ended 12/31/2014	$19.86	9.91%	0.81%	0.81%	3.14%	86%	$1,196,506
Year Ended 12/31/2013	$18.07	26.72%	0.82%	0.82%	2.58%	71%	$1,262,372
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but
16	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Equity-linked notes
The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
18	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.65% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.04% of the Fund’s average daily net assets.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.72%	0.76%
Class 2	0.97	1.01
Class 3	0.845	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $985,414,313 and $1,290,440,484, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 96.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	23

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
26	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Dividend Opportunity Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6469 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – U.S. Government Mortgage Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio management
Jason Callan
Co-Portfolio Manager
Managed Fund since 2012
Tom Heuer, CFA
Co-Portfolio Manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-0.24	0.69	2.63	2.02
Class 2*	05/03/10	-0.30	0.53	2.38	1.79
Class 3	09/15/99	-0.27	0.65	2.52	1.92
Bloomberg Barclays U.S. Mortgage-Backed Securities Index		-0.95	0.15	2.25	3.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2013 reflects returns achieved pursuant to a different investment objective and different principal investment strategies. If the Fund’s current investment objective and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Agency	0.0 (a)
Asset-Backed Securities — Non-Agency	5.6
Commercial Mortgage-Backed Securities - Agency	7.3
Commercial Mortgage-Backed Securities - Non-Agency	5.7
Money Market Funds	1.4
Repurchase Agreements	1.6
Residential Mortgage-Backed Securities - Agency	69.4
Residential Mortgage-Backed Securities - Non-Agency	9.0
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AAA rating	79.8
AA rating	2.7
A rating	2.5
BBB rating	2.6
BB rating	2.4
B rating	0.8
Not rated	9.2
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	997.60	1,022.64	2.29	2.32	0.46
Class 2	1,000.00	1,000.00	997.00	1,021.39	3.53	3.58	0.71
Class 3	1,000.00	1,000.00	997.30	1,022.04	2.89	2.92	0.58
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	10,444	10,701
Total Asset-Backed Securities — Agency (Cost $10,444)			10,701

Asset-Backed Securities — Non-Agency 6.9%

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% 01/20/2031	3.390%	4,125,000	4,080,648
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.705%	1,900,000	1,907,296
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.048%	2,750,000	2,734,113
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.768%	6,500,000	6,501,879
Conn’s Receivables Funding LLC(a)
Series 2017-A Class B
02/15/2020	5.110%	2,451,090	2,463,492
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	2,800,000	2,821,001
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	4.312%	6,000,000	6,009,120
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class C
3-month USD LIBOR + 3.000% 07/15/2027	5.348%	2,500,000	2,500,848
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.612%	2,000,000	2,075,726
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.032%	3,000,000	3,052,737
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.109%	3,000,000	3,005,832
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	3,500,000	3,497,522
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,750,000	4,826,243
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	4,000,000	4,029,700
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.748%	3,750,000	3,737,400
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	3,874,374	3,811,264
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	3	1,347,608
Series 2016-A Class RIO
01/25/2038	0.000%	3	751,285
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,852,256
Series 2016-B Class RC
04/25/2037	0.000%	2	698,713
SoFi Professional Loan Program LLC(a),(c),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	30,000	2,070,000
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% 04/18/2031	4.251%	5,000,000	5,003,915
Total Asset-Backed Securities — Non-Agency (Cost $70,344,264)			68,778,598

Commercial Mortgage-Backed Securities - Agency 9.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K057 Class A2
07/25/2026	2.570%	20,000,000	18,985,100
Series K725 Class A2
01/25/2024	3.002%	20,000,000	19,868,756
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	7,000,000	6,813,873
Series 2018-M7 Class A2
03/25/2028	3.150%	25,000,000	24,238,040
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,997,664	3,804,297
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	7,979,543	7,813,452
Government National Mortgage Association
CMO Series 2013-179 Class A
07/16/2037	1.800%	5,603,379	5,451,929
Series 2017-190 Class AD
03/16/2060	2.600%	3,751,466	3,538,854
Total Commercial Mortgage-Backed Securities - Agency (Cost $92,479,106)			90,514,301

Commercial Mortgage-Backed Securities - Non-Agency 7.1%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	5.573%	7,015,000	7,012,402
BHMS Mortgage Trust(a),(g)
Series 2014-ATLS Class DFX
07/05/2033	5.483%	6,500,000	6,510,143
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% 06/15/2035	3.761%	3,500,000	3,499,991
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% 11/15/2036	4.323%	8,000,000	7,999,941
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,985,144
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	4,057,445
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	834,416
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class B
1-month USD LIBOR + 1.750% 03/15/2033	3.823%	9,416,952	9,438,804
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	6,675,691
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,012,399
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,019,414
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	4,000,000	4,005,184
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	5.824%	2,000,000	2,000,095
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.324%	5,000,000	5,047,827
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	175,000	181,305
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	1,984,283
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.573%	2,500,000	2,523,867
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% 02/15/2032	4.173%	3,050,000	3,080,087
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $69,860,459)			70,868,438

Repurchase Agreements 2.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (U.S.A.) LLC
dated 06/29/2018, matures 07/02/2018,
repurchase price $20,003,517 (collateralized by U.S. Government Agencies, Total Market Value $20,400,000)
	2.110%	20,000,000	20,000,000
Total Repurchase Agreements (Cost $20,000,000)			20,000,000

Residential Mortgage-Backed Securities - Agency 86.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2019	5.500%	17,502	17,629
06/01/2021- 10/01/2045	3.500%	82,118,773	82,254,631
03/01/2022- 09/01/2037	6.000%	35,031	37,374
10/01/2023- 10/01/2040	5.000%	10,816,445	11,433,536
07/01/2039- 09/01/2047	4.500%	20,206,759	21,085,985

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2041- 03/01/2046	4.000%	59,744,597	61,307,763
11/01/2042	3.000%	14,843,211	14,486,159
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.616% 01/01/2037	3.366%	104,719	108,874
12-month USD LIBOR + 1.910% 09/01/2037	3.773%	168,666	178,139
CMO Series 4119 Class SP
1-month USD LIBOR + 2.571% 10/15/2042	1.387%	130,988	131,442
Federal Home Loan Mortgage Corp.(h)
07/12/2048	3.500%	18,000,000	17,905,514
07/12/2048	4.500%	15,000,000	15,607,707
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 264 Class S1
1-month USD LIBOR + 5.950% 07/15/2042	3.877%	12,916,972	2,038,146
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	3.877%	18,652,522	3,367,213
CMO Series 4083 Class CS
1-month USD LIBOR + 6.650% 12/15/2038	4.577%	4,217,964	288,120
CMO Series 4094 Class SY
1-month USD LIBOR + 6.080% 08/15/2042	4.007%	8,505,013	1,474,331
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.127%	10,691,729	1,051,375
CMO Series 4183 Class AS
1-month USD LIBOR + 6.150% 04/15/2039	4.077%	5,143,438	526,670
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.027%	3,288,396	283,131
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	3.827%	5,960,834	1,048,999
CMO Series 4594 Class SA
1-month USD LIBOR + 5.950% 06/15/2046	3.877%	15,900,949	2,941,566
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	3.897%	6,368,553	1,029,075
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	3.927%	3,048,705	467,844
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(i)
CMO Series 266
07/15/2042	4.000%	7,468,987	1,540,283
CMO Series 267
08/15/2042	4.000%	6,229,123	1,258,562
CMO Series 4120 Class AI
11/15/2039	3.500%	4,184,708	460,683
CMO Series 4121 Class IA
01/15/2041	3.500%	4,302,543	542,845
CMO Series 4122 Class JI
12/15/2040	4.000%	6,092,032	701,437
CMO Series 4139 Class CI
05/15/2042	3.500%	2,992,055	390,849
CMO Series 4147 Class CI
01/15/2041	3.500%	10,209,080	1,466,855
CMO Series 4148 Class BI
02/15/2041	4.000%	3,186,305	419,494
CMO Series 4177 Class IY
03/15/2043	4.000%	12,642,729	2,780,364
CMO Series 4182 Class DI
05/15/2039	3.500%	13,494,200	1,398,797
CMO Series 4213 Class DI
06/15/2038	3.500%	10,495,053	966,442
Federal Home Loan Mortgage Corp.(g),(i)
CMO Series 4068 Class GI
09/15/2036	1.455%	6,481,104	310,031
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	15,992,237	17,128,663
08/01/2022	6.000%	1,231	1,345
09/01/2023- 11/01/2023	5.500%	2,199,493	2,292,881
03/01/2027- 03/01/2028	2.500%	23,425,817	22,949,229
03/01/2027- 12/01/2047	3.500%	95,015,332	95,181,297
05/01/2027- 04/01/2043	3.000%	41,199,431	40,649,524
07/01/2039- 08/01/2047	4.500%	44,504,475	46,724,809
11/01/2042- 06/01/2048	4.000%	115,440,425	118,432,694
CMO Series 2017-72 Class B
09/25/2047	3.000%	8,489,533	8,359,695

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% 02/01/2033	3.258%	19,747	20,411
6-month USD LIBOR + 1.413% 07/01/2033	3.913%	3,386	3,404
12-month USD LIBOR + 1.730% 12/01/2033	3.590%	2,914	2,995
12-month USD LIBOR + 1.639% 06/01/2034	4.115%	99,174	103,681
Federal National Mortgage Association(h)
07/17/2033	2.500%	40,000,000	38,875,100
07/17/2033- 07/12/2048	3.000%	30,000,000	29,696,795
07/12/2048	3.500%	44,000,000	43,793,024
07/12/2048	4.000%	8,000,000	8,156,014
Federal National Mortgage Association(j)
05/01/2039	4.500%	4,701,447	4,954,745
Federal National Mortgage Association(g)
CMO Series 2003-W11 Class A1
06/25/2033	5.178%	1,948	2,033
Federal National Mortgage Association(g),(i)
CMO Series 2006-5 Class N1
08/25/2034	1.933%	5,548,514	1
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	12,757,074	1,838,581
CMO Series 2012-121 Class GI
08/25/2039	3.500%	7,583,662	1,001,034
CMO Series 2012-129 Class IC
01/25/2041	3.500%	7,281,819	1,158,955
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,532,974	284,019
CMO Series 2012-134 Class AI
07/25/2040	3.500%	11,227,673	1,662,422
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,687,470	334,005
CMO Series 2012-40 Class IP
09/25/2040	4.000%	12,140,597	1,476,102
CMO Series 2012-96 Class CI
04/25/2039	3.500%	4,342,995	427,153
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,985,494	625,235
CMO Series 2013-1 Class BI
02/25/2040	3.500%	8,089,022	820,033
CMO Series 2013-10 Class AI
11/25/2041	3.500%	11,603,654	1,283,551
CMO Series 2013-16
01/25/2040	3.500%	6,823,371	831,364
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-41 Class IY
05/25/2040	3.500%	15,182,663	1,664,864
CMO Series 2013-6 Class MI
02/25/2040	3.500%	7,810,672	1,088,887
Federal National Mortgage Association(b),(i)
CMO Series 2012-80 Class DS
1-month USD LIBOR + 6.650% 06/25/2039	4.559%	2,511,676	297,228
CMO Series 2012-99 Class SL
1-month USD LIBOR + 6.620% 09/25/2042	4.529%	11,658,810	2,144,879
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.059%	6,296,451	1,028,581
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	3.909%	19,574,408	3,460,562
Government National Mortgage Association
03/15/2029- 03/15/2033	6.000%	97,038	106,076
08/20/2040	5.000%	5,494,065	5,852,479
07/20/2041	4.500%	7,567,514	7,958,433
Government National Mortgage Association(h)
07/19/2048	3.000%	35,000,000	34,241,893
07/19/2048	3.500%	15,000,000	15,057,714
07/19/2048	4.500%	40,000,000	41,575,344
Government National Mortgage Association(i)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	4,507,172	815,400
CMO Series 2012-129 Class AI
08/20/2037	3.000%	5,416,394	532,201
CMO Series 2014-131 Class EI
09/16/2039	4.000%	6,129,635	928,597
Government National Mortgage Association(b),(i)
CMO Series 2014-131 Class BS
1-month USD LIBOR + 6.200% 09/16/2044	4.115%	3,468,040	710,400
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.116%	7,731,311	1,475,140
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	3.996%	5,046,085	976,136
Total Residential Mortgage-Backed Securities - Agency (Cost $888,359,261)			860,293,473

Residential Mortgage-Backed Securities - Non-Agency 11.1%

American Mortgage Trust(d),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	504	306

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,582,940
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,491,411
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	3.479%	875,524	874,324
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	3,272,738	3,272,539
BCAP LLC Trust(a),(g)
CMO Series 2010-RR13 Class 1A1
06/27/2037	3.264%	2,092,174	2,077,170
CMO Series 2012-RR10 Class 2A1
09/26/2036	3.594%	555,505	557,176
CMO Series 2012-RR7 Class 2A3
07/26/2036	4.275%	369,982	369,285
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,159,261	1,131,549
CMO Series 2014-RR3 Class 3A1
07/26/2036	2.059%	39,749	39,894
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 3A2
04/26/2036	1.574%	1,468,439	1,467,921
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	386,203	385,978
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
1-month USD LIBOR + 3.500% 10/25/2057	5.483%	5,000,000	5,098,322
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	2,470,943	2,403,358
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-2 Class 1A1
11/25/2037	3.714%	226,680	226,875
CMO Series 2014-A Class B2
01/25/2035	5.472%	2,326,596	2,466,294
CMO Series 2014-C Class A
02/25/2054	3.250%	716,081	701,180
CMO Series 2015-A Class B3
06/25/2058	4.500%	2,784,992	2,663,116
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,630,410	3,523,843
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	460,402	458,483
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	919,291	918,457
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	1,844,473	1,839,784
Series 2014-2R Class 17A1
04/27/2037	2.500%	264,764	265,082
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2013-7R Class 3A1
02/26/2035	3.555%	1,083,979	1,078,280
CMO Series 2014-2R Class 17A2
04/27/2037	4.132%	2,418,490	2,409,261
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class A3
10/25/2047	2.813%	1,617,460	1,604,934
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	43,681	43,571
Mill City Mortgage Trust(a),(g)
CMO Series 2015-1 Class M1
06/25/2056	3.696%	3,000,000	3,047,536
New Residential Mortgage Loan Trust(a),(g),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.273%	28,346,676	1,298,595
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	3,548,746	3,518,801
Subordinated, CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	4,539,349	4,515,319
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	1,975,401	1,974,236
Oaktown Re Ltd.(a),(b),(e)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.341%	1,649,929	1,643,245
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	6.091%	9,300,000	9,370,016
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.941%	10,000,000	10,060,254

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	8,326,695	8,326,602
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	4,398,239	4,379,494
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	1,813,585	1,806,738
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	3,597,960	3,567,701
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	4,025,294	4,007,674
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	3.818%	3,025,454	3,030,039
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	571,635	570,376
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	3,498,319	3,498,945
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	1,250,526	1,251,807
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	1,635,303	1,636,990
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $110,111,708)			111,455,701

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(k),(l)	17,944,082	17,944,082
Total Money Market Funds (Cost $17,944,082)		17,944,082
Total Investments in Securities (Cost: $1,269,109,324)		1,239,865,294
Other Assets & Liabilities, Net		(241,939,047)
Net Assets		997,926,247

At June 30, 2018, securities and/or cash totaling $1,206,930 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,045	09/2018	USD	126,075,666	612,572	—
U.S. Treasury 2-Year Note	55	09/2018	USD	11,665,053	1,606	—
Total					614,178	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(14)	09/2018	USD	(2,065,378)	—	(38,968)
U.S. Treasury 5-Year Note	(77)	09/2018	USD	(8,760,382)	—	(29,033)
Total					—	(68,001)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $251,102,431, which represents 25.16% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $4,650,168, which represents 0.47% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	20,979,541	308,094,453	(311,129,912)	17,944,082	(84)	(2,098)	123,419	17,944,082
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	10,701	—	—	10,701
Asset-Backed Securities — Non-Agency	—	62,058,736	6,719,862	—	68,778,598
Commercial Mortgage-Backed Securities - Agency	—	90,514,301	—	—	90,514,301
Commercial Mortgage-Backed Securities - Non-Agency	—	70,868,438	—	—	70,868,438
Repurchase Agreements	—	20,000,000	—	—	20,000,000
Residential Mortgage-Backed Securities - Agency	—	860,293,473	—	—	860,293,473
Residential Mortgage-Backed Securities - Non-Agency	—	109,812,150	1,643,551	—	111,455,701
Money Market Funds	—	—	—	17,944,082	17,944,082
Total Investments in Securities	—	1,213,557,799	8,363,413	17,944,082	1,239,865,294
Investments in Derivatives
Asset
Futures Contracts	614,178	—	—	—	614,178
Liability
Futures Contracts	(68,001)	—	—	—	(68,001)
Total	546,177	1,213,557,799	8,363,413	17,944,082	1,240,411,471
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2018 ($)
Asset-Backed Securities — Non-Agency	12,186,998	—	—	(1,342,136)	—	—	—	(4,125,000)	6,719,862
Residential Mortgage-Backed Securities — Non-Agency	24,280,441	3	—	(31,354)	—	(10,788,914)	—	(11,816,625)	1,643,551
Total	36,467,439	3	—	(1,373,490)	—	(10,788,914)	—	(15,941,625)	8,363,413
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2018 was $(1,360,989), which is comprised of Asset-Backed Securities — Non-Agency of $(1,342,136) and Residential Mortgage-Backed Securities — Non-Agency of $(18,853).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	13

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,231,165,242)	$1,201,921,212
Affiliated issuers (cost $17,944,082)	17,944,082
Repurchase agreements (cost $20,000,000)	20,000,000
Receivable for:
Investments sold	989
Capital shares sold	194,710
Dividends	4,605
Interest	3,973,573
Variation margin for futures contracts	1,805
Total assets	1,244,040,976
Liabilities
Due to custodian	4,306
Payable for:
Investments purchased on a delayed delivery basis	244,086,608
Capital shares purchased	1,508,995
Variation margin for futures contracts	2,156
Management services fees	339,317
Distribution and/or service fees	15,369
Service fees	9,881
Compensation of board members	92,655
Compensation of chief compliance officer	115
Other expenses	55,327
Total liabilities	246,114,729
Net assets applicable to outstanding capital stock	$997,926,247
Represented by
Paid in capital	1,019,599,615
Undistributed net investment income	14,489,087
Accumulated net realized loss	(7,464,602)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(29,244,030)
Futures contracts	546,177
Total - representing net assets applicable to outstanding capital stock	$997,926,247
Class 1
Net assets	$867,365,951
Shares outstanding	86,553,704
Net asset value per share	$10.02
Class 2
Net assets	$23,222,993
Shares outstanding	2,320,555
Net asset value per share	$10.01
Class 3
Net assets	$107,337,303
Shares outstanding	10,704,248
Net asset value per share	$10.03
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,309,675
Dividends — affiliated issuers	123,419
Interest	15,191,553
Total income	16,624,647
Expenses:
Management services fees	2,163,097
Distribution and/or service fees
Class 2	29,917
Class 3	70,604
Service fees	59,453
Compensation of board members	14,799
Custodian fees	21,142
Printing and postage fees	19,377
Audit fees	22,927
Legal fees	7,833
Interest on collateral	10,525
Compensation of chief compliance officer	104
Other	9,268
Total expenses	2,429,046
Net investment income	14,195,601
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,452,184)
Investments — affiliated issuers	(84)
Futures contracts	(501,267)
Options purchased	2,347,000
Options contracts written	1,070,000
Swap contracts	14,878
Net realized loss	(4,521,657)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(15,287,006)
Investments — affiliated issuers	(2,098)
Futures contracts	839,519
Options purchased	1,658,725
Swap contracts	715,539
Net change in unrealized appreciation (depreciation)	(12,075,321)
Net realized and unrealized loss	(16,596,978)
Net decrease in net assets resulting from operations	$(2,401,377)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	15

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$14,195,601	$29,875,604
Net realized gain (loss)	(4,521,657)	2,294,728
Net change in unrealized appreciation (depreciation)	(12,075,321)	3,381,932
Net increase (decrease) in net assets resulting from operations	(2,401,377)	35,552,264
Distributions to shareholders
Net investment income
Class 1	(24,937,659)	(26,455,139)
Class 2	(608,338)	(677,858)
Class 3	(2,957,219)	(3,577,380)
Net realized gains
Class 1	(757,088)	(612,119)
Class 2	(20,242)	(17,158)
Class 3	(94,066)	(86,385)
Total distributions to shareholders	(29,374,612)	(31,426,039)
Decrease in net assets from capital stock activity	(14,081,950)	(156,649,714)
Total decrease in net assets	(45,857,939)	(152,523,489)
Net assets at beginning of period	1,043,784,186	1,196,307,675
Net assets at end of period	$997,926,247	$1,043,784,186
Undistributed net investment income	$14,489,087	$28,796,702
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,107,936	21,604,248	3,815,490	39,606,208
Distributions reinvested	2,564,346	25,694,747	2,635,233	27,067,258
Redemptions	(4,998,162)	(51,231,182)	(19,494,401)	(202,768,935)
Net decrease	(325,880)	(3,932,187)	(13,043,678)	(136,095,469)
Class 2
Subscriptions	161,499	1,646,855	442,048	4,596,974
Distributions reinvested	62,795	628,580	67,733	695,016
Redemptions	(305,182)	(3,120,306)	(547,587)	(5,681,281)
Net decrease	(80,888)	(844,871)	(37,806)	(389,291)
Class 3
Subscriptions	48,368	495,029	259,469	2,703,093
Distributions reinvested	304,216	3,051,285	356,358	3,663,765
Redemptions	(1,254,679)	(12,851,206)	(2,555,477)	(26,531,812)
Net decrease	(902,095)	(9,304,892)	(1,939,650)	(20,164,954)
Total net decrease	(1,308,863)	(14,081,950)	(15,021,134)	(156,649,714)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.35	0.14	(0.16)	(0.02)	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2017	$10.32	0.29	0.05	0.34	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2016	$10.42	0.25	0.03	0.28	(0.30)	(0.08)	(0.38)
Year Ended 12/31/2015	$10.62	0.26	(0.12)	0.14	(0.32)	(0.02)	(0.34)
Year Ended 12/31/2014	$10.22	0.26	0.34	0.60	(0.20)	—	(0.20)
Year Ended 12/31/2013	$10.49	0.20	(0.39)	(0.19)	(0.08)	—	(0.08)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.32	0.13	(0.16)	(0.03)	(0.27)	(0.01)	(0.28)
Year Ended 12/31/2017	$10.30	0.26	0.05	0.31	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2016	$10.40	0.22	0.04	0.26	(0.28)	(0.08)	(0.36)
Year Ended 12/31/2015	$10.59	0.23	(0.10)	0.13	(0.30)	(0.02)	(0.32)
Year Ended 12/31/2014	$10.20	0.23	0.33	0.56	(0.17)	—	(0.17)
Year Ended 12/31/2013	$10.46	0.16	(0.37)	(0.21)	(0.05)	—	(0.05)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$10.35	0.14	(0.17)	(0.03)	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2017	$10.32	0.27	0.06	0.33	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2016	$10.42	0.24	0.03	0.27	(0.29)	(0.08)	(0.37)
Year Ended 12/31/2015	$10.62	0.25	(0.12)	0.13	(0.31)	(0.02)	(0.33)
Year Ended 12/31/2014	$10.22	0.25	0.34	0.59	(0.19)	—	(0.19)
Year Ended 12/31/2013	$10.49	0.18	(0.39)	(0.21)	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.02	(0.24%)	0.46% (c),(d)	0.46% (c),(d)	2.82% (c)	146%	$867,366
Year Ended 12/31/2017	$10.35	3.34%	0.48%	0.48%	2.77%	320%	$898,922
Year Ended 12/31/2016	$10.32	2.71%	0.50%	0.50%	2.38%	333%	$1,031,382
Year Ended 12/31/2015	$10.42	1.34%	0.50%	0.50%	2.45%	356%	$1,247,913
Year Ended 12/31/2014	$10.62	5.92%	0.49%	0.49%	2.48%	300%	$1,652,306
Year Ended 12/31/2013	$10.22	(1.83%)	0.49%	0.49%	1.94%	433%	$1,731,407
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.01	(0.30%)	0.71% (c),(d)	0.71% (c),(d)	2.57% (c)	146%	$23,223
Year Ended 12/31/2017	$10.32	2.99%	0.73%	0.73%	2.52%	320%	$24,782
Year Ended 12/31/2016	$10.30	2.45%	0.75%	0.75%	2.13%	333%	$25,112
Year Ended 12/31/2015	$10.40	1.19%	0.75%	0.75%	2.20%	356%	$24,470
Year Ended 12/31/2014	$10.59	5.57%	0.74%	0.74%	2.23%	300%	$25,273
Year Ended 12/31/2013	$10.20	(1.99%)	0.74%	0.74%	1.59%	433%	$26,089
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$10.03	(0.27%)	0.58% (c),(d)	0.58% (c),(d)	2.69% (c)	146%	$107,337
Year Ended 12/31/2017	$10.35	3.22%	0.61%	0.61%	2.65%	320%	$120,079
Year Ended 12/31/2016	$10.32	2.58%	0.62%	0.62%	2.25%	333%	$139,813
Year Ended 12/31/2015	$10.42	1.21%	0.62%	0.62%	2.33%	356%	$151,492
Year Ended 12/31/2014	$10.62	5.78%	0.62%	0.62%	2.35%	300%	$177,268
Year Ended 12/31/2013	$10.22	(1.96%)	0.62%	0.62%	1.69%	433%	$206,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	19

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
20	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates and to manage volatility and interest risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
22	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	614,178*

24	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	68,001*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	14,878	14,878
Interest rate risk	(501,267)	1,070,000	2,347,000	—	2,915,733
Total	(501,267)	1,070,000	2,347,000	14,878	2,930,611

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	715,539	715,539
Interest rate risk	839,519	1,658,725	—	2,498,244
Total	839,519	1,658,725	715,539	3,213,783
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	75,460,135
Futures contracts — short	49,250,117
Credit default swap contracts — buy protection	5,000,000
Credit default swap contracts — sell protection	17,125,000

Derivative instrument	Average value ($)*
Options contracts — purchased	1,013,343
Options contracts — written	(467,075)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to
26	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
TD Securities ($)
Assets
Repurchase agreements	20,000,000
Total financial and derivative net assets	20,000,000
Total collateral received (pledged) (a)	20,000,000
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
28	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.59%	0.62%
Class 2	0.84	0.87
Class 3	0.715	0.745
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,269,109,000	6,957,000	(35,655,000)	(28,698,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,812,300,219 and $1,851,419,779, respectively, for the six months ended June 30, 2018, of which $1,726,417,875 and $1,770,047,443, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
30	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 97.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	33

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
34	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018	35

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
36	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6491 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Large Cap Index Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Large Cap Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Christopher Lo, Ph.D., CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	04/25/11	2.51	14.01	13.06	9.81
Class 2*	04/25/11	2.35	13.79	12.79	9.61
Class 3	05/01/00	2.43	13.89	12.91	9.72
S&P 500 Index		2.65	14.37	13.42	10.17
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Apple, Inc.	4.0
Microsoft Corp.	3.3
Amazon.com, Inc.	3.0
Facebook, Inc., Class A	2.0
Berkshire Hathaway, Inc., Class B	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Alphabet, Inc., Class C	1.5
Alphabet, Inc., Class A	1.5
Johnson & Johnson	1.4
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	12.9
Consumer Staples	6.9
Energy	6.3
Financials	13.8
Health Care	14.1
Industrials	9.6
Information Technology	26.0
Materials	2.6
Real Estate	2.9
Telecommunication Services	2.0
Utilities	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,025.10	1,023.59	1.36	1.36	0.27
Class 2	1,000.00	1,000.00	1,023.50	1,022.34	2.62	2.62	0.52
Class 3	1,000.00	1,000.00	1,024.30	1,022.94	2.02	2.02	0.40
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Consumer Discretionary 12.7%
Auto Components 0.2%
Aptiv PLC	8,294	759,979
BorgWarner, Inc.	6,184	266,901
Goodyear Tire & Rubber Co. (The)	7,512	174,955
Total		1,201,835
Automobiles 0.4%
Ford Motor Co.	122,622	1,357,425
General Motors Co.	39,735	1,565,559
Harley-Davidson, Inc.	5,210	219,237
Total		3,142,221
Distributors 0.1%
Genuine Parts Co.	4,600	422,234
LKQ Corp.(a)	9,700	309,430
Total		731,664
Diversified Consumer Services —%
H&R Block, Inc.	6,555	149,323
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	12,722	729,098
Chipotle Mexican Grill, Inc.(a)	766	330,430
Darden Restaurants, Inc.	3,873	414,643
Hilton Worldwide Holdings, Inc.	8,750	692,650
Marriott International, Inc., Class A	9,294	1,176,620
McDonald’s Corp.	24,599	3,854,417
MGM Resorts International	15,700	455,771
Norwegian Cruise Line Holdings Ltd.(a)	6,480	306,180
Royal Caribbean Cruises Ltd.	5,310	550,116
Starbucks Corp.	43,234	2,111,981
Wynn Resorts Ltd.	2,658	444,790
Yum! Brands, Inc.	10,122	791,743
Total		11,858,439
Household Durables 0.4%
D.R. Horton, Inc.	10,758	441,078
Garmin Ltd.	3,483	212,463
Leggett & Platt, Inc.	4,115	183,694
Lennar Corp., Class A	8,570	449,925
Common Stocks (continued)
Issuer	Shares	Value ($)
Mohawk Industries, Inc.(a)	1,990	426,397
Newell Brands, Inc.	15,219	392,498
PulteGroup, Inc.	8,227	236,526
Whirlpool Corp.	2,018	295,092
Total		2,637,673
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	12,616	21,444,677
Booking Holdings, Inc.(a)	1,505	3,050,770
Expedia Group, Inc.	3,788	455,279
Netflix, Inc.(a)	13,618	5,330,494
TripAdvisor, Inc.(a)	3,356	186,963
Total		30,468,183
Leisure Products 0.1%
Hasbro, Inc.	3,565	329,085
Mattel, Inc.	10,782	177,041
Total		506,126
Media 2.2%
21st Century Fox, Inc., Class A	33,019	1,640,714
21st Century Fox, Inc., Class B	13,760	677,955
CBS Corp., Class B Non Voting	10,701	601,610
Charter Communications, Inc., Class A(a)	5,800	1,700,618
Comcast Corp., Class A	143,866	4,720,243
Discovery, Inc., Class A(a)	4,889	134,448
Discovery, Inc., Class C(a)	10,704	272,952
DISH Network Corp., Class A(a)	7,170	240,984
Interpublic Group of Companies, Inc. (The)	12,077	283,085
News Corp., Class A	12,002	186,031
News Corp., Class B	3,810	60,389
Omnicom Group, Inc.	7,125	543,424
Viacom, Inc., Class B	11,062	333,630
Walt Disney Co. (The)	46,572	4,881,211
Total		16,277,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.5%
Dollar General Corp.	7,965	785,349
Dollar Tree, Inc.(a)	7,444	632,740
Kohl’s Corp.	5,271	384,256
Macy’s, Inc.	9,596	359,178
Nordstrom, Inc.	3,682	190,654
Target Corp.	16,702	1,271,356
Total		3,623,533
Specialty Retail 2.3%
Advance Auto Parts, Inc.	2,320	314,824
AutoZone, Inc.(a)	832	558,214
Best Buy Co., Inc.	7,684	573,073
CarMax, Inc.(a)	5,579	406,542
Foot Locker, Inc.	3,700	194,805
Gap, Inc. (The)	6,799	220,220
Home Depot, Inc. (The)	36,134	7,049,744
L Brands, Inc.	7,599	280,251
Lowe’s Companies, Inc.	25,755	2,461,405
O’Reilly Automotive, Inc.(a)	2,562	700,886
Ross Stores, Inc.	11,860	1,005,135
Tiffany & Co.	3,194	420,330
TJX Companies, Inc. (The)	19,648	1,870,097
Tractor Supply Co.	3,825	292,574
Ulta Beauty, Inc.(a)	1,790	417,893
Total		16,765,993
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	11,290	248,606
Michael Kors Holdings Ltd.(a)	4,695	312,687
Nike, Inc., Class B	40,186	3,202,020
PVH Corp.	2,411	360,975
Ralph Lauren Corp.	1,746	219,507
Tapestry, Inc.	9,013	420,997
Under Armour, Inc., Class A(a)	5,825	130,946
Under Armour, Inc., Class C(a)	5,897	124,309
VF Corp.	10,261	836,477
Total		5,856,524
Total Consumer Discretionary		93,218,808
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.8%
Beverages 1.7%
Brown-Forman Corp., Class B	8,205	402,127
Coca-Cola Co. (The)	119,972	5,261,972
Constellation Brands, Inc., Class A	5,266	1,152,569
Molson Coors Brewing Co., Class B	5,795	394,292
Monster Beverage Corp.(a)	12,870	737,451
PepsiCo, Inc.	44,417	4,835,679
Total		12,784,090
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	13,743	2,872,012
Kroger Co. (The)	25,460	724,337
SYSCO Corp.	15,020	1,025,716
Walgreens Boots Alliance, Inc.	26,715	1,603,301
Walmart, Inc.	45,318	3,881,486
Total		10,106,852
Food Products 1.1%
Archer-Daniels-Midland Co.	17,522	803,033
Campbell Soup Co.	6,028	244,375
ConAgra Foods, Inc.	12,331	440,587
General Mills, Inc.	18,569	821,864
Hershey Co. (The)	4,374	407,044
Hormel Foods Corp.	8,460	314,797
JM Smucker Co. (The)	3,557	382,306
Kellogg Co.	7,826	546,803
Kraft Heinz Co. (The)	18,717	1,175,802
McCormick & Co., Inc.	3,797	440,794
Mondelez International, Inc., Class A	46,209	1,894,569
Tyson Foods, Inc., Class A	9,324	641,957
Total		8,113,931
Household Products 1.4%
Church & Dwight Co., Inc.	7,670	407,737
Clorox Co. (The)	4,059	548,980
Colgate-Palmolive Co.	27,331	1,771,322
Kimberly-Clark Corp.	10,948	1,153,262
Procter & Gamble Co. (The)	78,775	6,149,177
Total		10,030,478

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.2%
Coty, Inc., Class A	14,810	208,821
Estee Lauder Companies, Inc. (The), Class A	7,020	1,001,684
Total		1,210,505
Tobacco 1.0%
Altria Group, Inc.	59,288	3,366,966
Philip Morris International, Inc.	48,702	3,932,199
Total		7,299,165
Total Consumer Staples		49,545,021
Energy 6.2%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	13,043	430,810
Halliburton Co.	27,443	1,236,582
Helmerich & Payne, Inc.	3,406	217,166
National Oilwell Varco, Inc.	11,968	519,411
Schlumberger Ltd.	43,394	2,908,700
TechnipFMC PLC	13,593	431,442
Total		5,744,111
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	16,141	1,182,328
Andeavor	4,359	571,814
Apache Corp.	11,975	559,831
Cabot Oil & Gas Corp.	14,139	336,508
Chevron Corp.	59,868	7,569,111
Cimarex Energy Co.	2,990	304,203
Concho Resources, Inc.(a)	4,670	646,094
ConocoPhillips	36,652	2,551,712
Devon Energy Corp.	16,396	720,768
EOG Resources, Inc.	18,139	2,257,036
EQT Corp.	7,901	435,977
Exxon Mobil Corp.	132,639	10,973,224
Hess Corp.	8,202	548,632
HollyFrontier Corp.	5,530	378,418
Kinder Morgan, Inc.	59,439	1,050,287
Marathon Oil Corp.	26,730	557,588
Marathon Petroleum Corp.	14,472	1,015,356
Newfield Exploration Co.(a)	6,258	189,305
Noble Energy, Inc.	15,173	535,303
Common Stocks (continued)
Issuer	Shares	Value ($)
Occidental Petroleum Corp.	23,989	2,007,400
ONEOK, Inc.	12,874	898,991
Phillips 66	13,149	1,476,764
Pioneer Natural Resources Co.	5,337	1,009,974
Valero Energy Corp.	13,502	1,496,427
Williams Companies, Inc. (The)	25,933	703,044
Total		39,976,095
Total Energy		45,720,206
Financials 13.6%
Banks 6.0%
Bank of America Corp.	295,410	8,327,608
BB&T Corp.	24,428	1,232,148
Citigroup, Inc.	79,879	5,345,503
Citizens Financial Group, Inc.	15,190	590,891
Comerica, Inc.	5,390	490,059
Fifth Third Bancorp	21,476	616,361
Huntington Bancshares, Inc.	34,614	510,903
JPMorgan Chase & Co.	106,667	11,114,701
KeyCorp	33,260	649,900
M&T Bank Corp.	4,554	774,863
People’s United Financial, Inc.	10,898	197,145
PNC Financial Services Group, Inc. (The)	14,706	1,986,781
Regions Financial Corp.	35,183	625,554
SunTrust Banks, Inc.	14,566	961,647
SVB Financial Group(a)	1,660	479,342
U.S. Bancorp	48,883	2,445,128
Wells Fargo & Co.	137,393	7,617,068
Zions Bancorporation	6,179	325,571
Total		44,291,173
Capital Markets 3.0%
Affiliated Managers Group, Inc.	1,705	253,482
Ameriprise Financial, Inc.(b)	4,535	634,356
Bank of New York Mellon Corp. (The)	31,664	1,707,640
BlackRock, Inc.	3,865	1,928,790
Cboe Global Markets, Inc.	3,520	366,326
Charles Schwab Corp. (The)	37,614	1,922,075
CME Group, Inc.	10,670	1,749,026
E*TRADE Financial Corp.(a)	8,266	505,549
Franklin Resources, Inc.	9,980	319,859

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	11,009	2,428,255
Intercontinental Exchange, Inc.	18,145	1,334,565
Invesco Ltd.	12,869	341,801
Moody’s Corp.	5,233	892,540
Morgan Stanley	42,699	2,023,933
MSCI, Inc.	2,790	461,550
Nasdaq, Inc.	3,664	334,413
Northern Trust Corp.	6,629	682,058
Raymond James Financial, Inc.	4,070	363,654
S&P Global, Inc.	7,873	1,605,226
State Street Corp.	11,446	1,065,508
T. Rowe Price Group, Inc.	7,587	880,775
Total		21,801,381
Consumer Finance 0.7%
American Express Co.	22,370	2,192,260
Capital One Financial Corp.	15,240	1,400,556
Discover Financial Services	10,928	769,441
Synchrony Financial	22,230	742,037
Total		5,104,294
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	60,296	11,254,248
Jefferies Financial Group, Inc.	9,496	215,939
Total		11,470,187
Insurance 2.3%
Aflac, Inc.	24,252	1,043,321
Allstate Corp. (The)	11,013	1,005,157
American International Group, Inc.	28,124	1,491,134
Aon PLC	7,655	1,050,036
Arthur J Gallagher & Co.	5,710	372,749
Assurant, Inc.	1,657	171,483
Brighthouse Financial, Inc.(a)	3,755	150,463
Chubb Ltd.	14,591	1,853,349
Cincinnati Financial Corp.	4,677	312,704
Everest Re Group Ltd.	1,280	295,014
Hartford Financial Services Group, Inc. (The)	11,224	573,883
Lincoln National Corp.	6,853	426,599
Loews Corp.	8,198	395,799
Marsh & McLennan Companies, Inc.	15,893	1,302,749
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	31,845	1,388,442
Principal Financial Group, Inc.	8,343	441,762
Progressive Corp. (The)	18,245	1,079,192
Prudential Financial, Inc.	13,162	1,230,779
Torchmark Corp.	3,308	269,304
Travelers Companies, Inc. (The)	8,462	1,035,241
Unum Group	6,926	256,193
Willis Towers Watson PLC	4,132	626,411
Xl Group Ltd.	8,087	452,468
Total		17,224,232
Total Financials		99,891,267
Health Care 13.9%
Biotechnology 2.5%
AbbVie, Inc.	47,474	4,398,466
Alexion Pharmaceuticals, Inc.(a)	6,972	865,574
Amgen, Inc.	20,869	3,852,208
Biogen, Inc.(a)	6,610	1,918,486
Celgene Corp.(a)	22,145	1,758,756
Gilead Sciences, Inc.	40,738	2,885,880
Incyte Corp.(a)	5,510	369,170
Regeneron Pharmaceuticals, Inc.(a)	2,420	834,876
Vertex Pharmaceuticals, Inc.(a)	7,980	1,356,281
Total		18,239,697
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	54,920	3,349,571
ABIOMED, Inc.(a)	1,320	539,946
Align Technology, Inc.(a)	2,260	773,236
Baxter International, Inc.	15,434	1,139,647
Becton Dickinson and Co.	8,369	2,004,878
Boston Scientific Corp.(a)	43,225	1,413,457
Cooper Companies, Inc. (The)	1,540	362,593
Danaher Corp.	19,261	1,900,675
Dentsply Sirona, Inc.	7,126	311,905
Edwards Lifesciences Corp.(a)	6,604	961,344
Hologic, Inc.(a)	8,550	339,863
IDEXX Laboratories, Inc.(a)	2,720	592,797
Intuitive Surgical, Inc.(a)	3,549	1,698,126
Medtronic PLC	42,429	3,632,347
ResMed, Inc.	4,470	463,003

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	10,069	1,700,251
Varian Medical Systems, Inc.(a)	2,867	326,035
Zimmer Biomet Holdings, Inc.	6,369	709,761
Total		22,219,435
Health Care Providers & Services 3.1%
Aetna, Inc.	10,249	1,880,692
AmerisourceBergen Corp.	5,096	434,536
Anthem, Inc.	7,998	1,903,764
Cardinal Health, Inc.	9,733	475,262
Centene Corp.(a)	6,430	792,240
CIGNA Corp.	7,622	1,295,359
CVS Health Corp.	31,852	2,049,676
DaVita, Inc.(a)	4,371	303,522
Envision Healthcare Corp.(a)	3,790	166,798
Express Scripts Holding Co.(a)	17,599	1,358,819
HCA Healthcare, Inc.	8,750	897,750
Henry Schein, Inc.(a)	4,830	350,851
Humana, Inc.	4,317	1,284,869
Laboratory Corp. of America Holdings(a)	3,208	575,932
McKesson Corp.	6,330	844,422
Quest Diagnostics, Inc.	4,254	467,685
UnitedHealth Group, Inc.	30,102	7,385,225
Universal Health Services, Inc., Class B	2,735	304,788
Total		22,772,190
Health Care Technology 0.1%
Cerner Corp.(a)	9,871	590,187
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	10,027	620,070
Illumina, Inc.(a)	4,610	1,287,527
IQVIA Holdings, Inc.(a)	5,070	506,087
Mettler-Toledo International, Inc.(a)	800	462,904
PerkinElmer, Inc.	3,461	253,449
Thermo Fisher Scientific, Inc.	12,599	2,609,757
Waters Corp.(a)	2,457	475,650
Total		6,215,444
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.3%
Allergan PLC	10,626	1,771,567
Bristol-Myers Squibb Co.	51,204	2,833,629
Eli Lilly & Co.	29,927	2,553,671
Johnson & Johnson	84,028	10,195,958
Merck & Co., Inc.	84,279	5,115,735
Mylan NV(a)	16,151	583,697
Nektar Therapeutics(a)	5,050	246,592
Perrigo Co. PLC	4,036	294,265
Pfizer, Inc.	183,257	6,648,564
Zoetis, Inc.	15,160	1,291,480
Total		31,535,158
Total Health Care		101,572,111
Industrials 9.4%
Aerospace & Defense 2.6%
Arconic, Inc.	13,311	226,420
Boeing Co. (The)	17,157	5,756,345
General Dynamics Corp.	8,649	1,612,260
Harris Corp.	3,722	537,978
Huntington Ingalls Industries, Inc.	1,390	301,338
L3 Technologies, Inc.	2,456	472,338
Lockheed Martin Corp.	7,778	2,297,855
Northrop Grumman Corp.	5,463	1,680,965
Raytheon Co.	9,003	1,739,200
Rockwell Collins, Inc.	5,145	692,929
Textron, Inc.	8,019	528,532
TransDigm Group, Inc.	1,530	528,064
United Technologies Corp.	23,305	2,913,824
Total		19,288,048
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	4,365	365,176
Expeditors International of Washington, Inc.	5,474	400,150
FedEx Corp.	7,701	1,748,589
United Parcel Service, Inc., Class B	21,600	2,294,568
Total		4,808,483

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.4%
Alaska Air Group, Inc.	3,860	233,105
American Airlines Group, Inc.	13,050	495,378
Delta Air Lines, Inc.	20,220	1,001,699
Southwest Airlines Co.	16,710	850,205
United Continental Holdings, Inc.(a)	7,380	514,608
Total		3,094,995
Building Products 0.3%
Allegion PLC	2,979	230,456
AO Smith Corp.	4,540	268,541
Fortune Brands Home & Security, Inc.	4,570	245,363
Johnson Controls International PLC	29,015	970,552
Masco Corp.	9,727	363,984
Total		2,078,896
Commercial Services & Supplies 0.3%
Cintas Corp.	2,712	501,910
Copart, Inc.(a)	6,330	358,025
Republic Services, Inc.	6,985	477,494
Stericycle, Inc.(a)	2,685	175,304
Waste Management, Inc.	12,460	1,013,496
Total		2,526,229
Construction & Engineering 0.1%
Fluor Corp.	4,404	214,827
Jacobs Engineering Group, Inc.	3,779	239,929
Quanta Services, Inc.(a)	4,688	156,579
Total		611,335
Electrical Equipment 0.5%
AMETEK, Inc.	7,250	523,160
Eaton Corp. PLC	13,696	1,023,639
Emerson Electric Co.	19,742	1,364,962
Rockwell Automation, Inc.	3,932	653,616
Total		3,565,377
Industrial Conglomerates 1.6%
3M Co.	18,603	3,659,582
General Electric Co.	272,093	3,703,186
Honeywell International, Inc.	23,399	3,370,626
Roper Technologies, Inc.	3,232	891,741
Total		11,625,135
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	18,735	2,541,777
Cummins, Inc.	4,850	645,050
Deere & Co.	10,159	1,420,228
Dover Corp.	4,845	354,654
Flowserve Corp.	4,101	165,680
Fortive Corp.	9,610	741,027
Illinois Tool Works, Inc.	9,550	1,323,057
Ingersoll-Rand PLC	7,764	696,664
PACCAR, Inc.	11,021	682,861
Parker-Hannifin Corp.	4,163	648,804
Pentair PLC	5,083	213,893
Snap-On, Inc.	1,776	285,439
Stanley Black & Decker, Inc.	4,832	641,738
Xylem, Inc.	5,635	379,686
Total		10,740,558
Professional Services 0.3%
Equifax, Inc.	3,765	471,039
IHS Markit Ltd.(a)	11,160	575,744
Nielsen Holdings PLC	10,490	324,456
Robert Half International, Inc.	3,873	252,132
Verisk Analytics, Inc.(a)	4,870	524,207
Total		2,147,578
Road & Rail 1.0%
CSX Corp.	27,420	1,748,847
JB Hunt Transport Services, Inc.	2,680	325,754
Kansas City Southern	3,210	340,132
Norfolk Southern Corp.	8,853	1,335,652
Union Pacific Corp.	24,297	3,442,399
Total		7,192,784
Trading Companies & Distributors 0.2%
Fastenal Co.	9,013	433,796
United Rentals, Inc.(a)	2,615	386,026
WW Grainger, Inc.	1,600	493,440
Total		1,313,262
Total Industrials		68,992,680

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 25.5%
Communications Equipment 1.0%
Cisco Systems, Inc.	147,331	6,339,653
F5 Networks, Inc.(a)	1,914	330,069
Juniper Networks, Inc.	10,934	299,810
Motorola Solutions, Inc.	5,081	591,276
Total		7,560,808
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	9,441	822,783
Corning, Inc.	26,011	715,563
FLIR Systems, Inc.	4,295	223,211
IPG Photonics Corp.(a)	1,180	260,343
TE Connectivity Ltd.	10,965	987,508
Total		3,009,408
Internet Software & Services 5.2%
Akamai Technologies, Inc.(a)	5,342	391,195
Alphabet, Inc., Class A(a)	9,356	10,564,702
Alphabet, Inc., Class C(a)	9,514	10,614,294
eBay, Inc.(a)	28,963	1,050,198
Facebook, Inc., Class A(a)	75,145	14,602,176
Twitter, Inc.(a)	20,510	895,672
VeriSign, Inc.(a)	3,008	413,359
Total		38,531,596
IT Services 4.5%
Accenture PLC, Class A	20,147	3,295,848
Alliance Data Systems Corp.	1,510	352,132
Automatic Data Processing, Inc.	13,805	1,851,803
Broadridge Financial Solutions, Inc.	3,690	424,719
Cognizant Technology Solutions Corp., Class A	18,354	1,449,782
DXC Technology Co.	8,920	719,041
Fidelity National Information Services, Inc.	10,373	1,099,849
Fiserv, Inc.(a)	12,830	950,575
FleetCor Technologies, Inc.(a)	2,810	591,927
Gartner, Inc.(a)	2,860	380,094
Global Payments, Inc.	5,000	557,450
International Business Machines Corp.	26,748	3,736,696
MasterCard, Inc., Class A	28,720	5,644,054
Paychex, Inc.	10,021	684,935
Common Stocks (continued)
Issuer	Shares	Value ($)
PayPal Holdings, Inc.(a)	34,963	2,911,369
Total System Services, Inc.	5,194	438,997
Visa, Inc., Class A	55,954	7,411,107
Western Union Co. (The)	14,437	293,504
Total		32,793,882
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.(a)	25,810	386,892
Analog Devices, Inc.	11,620	1,114,590
Applied Materials, Inc.	31,584	1,458,865
Broadcom, Inc.	12,576	3,051,441
Intel Corp.	145,985	7,256,914
KLA-Tencor Corp.	4,882	500,551
Lam Research Corp.	5,141	888,622
Microchip Technology, Inc.	7,364	669,756
Micron Technology, Inc.(a)	36,336	1,905,460
NVIDIA Corp.	19,013	4,504,180
Qorvo, Inc.(a)	3,960	317,473
QUALCOMM, Inc.	46,443	2,606,381
Skyworks Solutions, Inc.	5,700	550,905
Texas Instruments, Inc.	30,666	3,380,927
Xilinx, Inc.	7,938	518,034
Total		29,110,991
Software 6.0%
Activision Blizzard, Inc.	23,850	1,820,232
Adobe Systems, Inc.(a)	15,423	3,760,282
ANSYS, Inc.(a)	2,630	458,093
Autodesk, Inc.(a)	6,868	900,326
CA, Inc.	9,788	348,942
Cadence Design Systems, Inc.(a)	8,830	382,427
Citrix Systems, Inc.(a)	4,034	422,925
Electronic Arts, Inc.(a)	9,615	1,355,907
Intuit, Inc.	7,633	1,559,460
Microsoft Corp.	240,690	23,734,441
Oracle Corp.	93,357	4,113,310
Red Hat, Inc.(a)	5,569	748,307
Salesforce.com, Inc.(a)	22,095	3,013,758
Symantec Corp.	19,476	402,179

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	4,670	399,612
Take-Two Interactive Software, Inc.(a)	3,580	423,729
Total		43,843,930
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.(c)	153,975	28,502,312
Hewlett Packard Enterprise Co.	47,835	698,870
HP, Inc.	51,425	1,166,833
NetApp, Inc.	8,389	658,788
Seagate Technology PLC	8,991	507,722
Western Digital Corp.	9,375	725,719
Xerox Corp.	6,704	160,896
Total		32,421,140
Total Information Technology		187,271,755
Materials 2.6%
Chemicals 1.9%
Air Products & Chemicals, Inc.	6,862	1,068,619
Albemarle Corp.	3,470	327,325
CF Industries Holdings, Inc.	7,310	324,564
DowDuPont, Inc.	72,702	4,792,516
Eastman Chemical Co.	4,470	446,821
Ecolab, Inc.	8,131	1,141,023
FMC Corp.	4,213	375,842
International Flavors & Fragrances, Inc.	2,472	306,429
LyondellBasell Industries NV, Class A	10,070	1,106,190
Mosaic Co. (The)	10,992	308,326
PPG Industries, Inc.	7,812	810,339
Praxair, Inc.	9,007	1,424,457
Sherwin-Williams Co. (The)	2,581	1,051,938
Total		13,484,389
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,970	439,960
Vulcan Materials Co.	4,137	533,921
Total		973,881
Containers & Packaging 0.3%
Avery Dennison Corp.	2,756	281,388
Ball Corp.	10,936	388,775
International Paper Co.	12,973	675,634
Packaging Corp. of America	2,960	330,898
Common Stocks (continued)
Issuer	Shares	Value ($)
Sealed Air Corp.	5,052	214,457
WestRock Co.	8,031	457,928
Total		2,349,080
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	42,214	728,614
Newmont Mining Corp.	16,709	630,096
Nucor Corp.	9,969	623,062
Total		1,981,772
Total Materials		18,789,122
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.7%
Alexandria Real Estate Equities, Inc.	3,230	407,529
American Tower Corp.	13,839	1,995,169
Apartment Investment & Management Co., Class A	4,934	208,708
AvalonBay Communities, Inc.	4,332	744,627
Boston Properties, Inc.	4,833	606,155
Crown Castle International Corp.	12,993	1,400,905
Digital Realty Trust, Inc.	6,450	719,691
Duke Realty Corp.	11,180	324,555
Equinix, Inc.	2,486	1,068,707
Equity Residential	11,537	734,792
Essex Property Trust, Inc.	2,070	494,875
Extra Space Storage, Inc.	3,950	394,250
Federal Realty Investment Trust	2,290	289,800
GGP, Inc.	19,815	404,820
HCP, Inc.	14,714	379,915
Host Hotels & Resorts, Inc.	23,222	489,288
Iron Mountain, Inc.	8,818	308,718
Kimco Realty Corp.	13,315	226,222
Macerich Co. (The)	3,405	193,506
Mid-America Apartment Communities, Inc.	3,560	358,385
ProLogis, Inc.	16,707	1,097,483
Public Storage	4,694	1,064,881
Realty Income Corp.	8,910	479,269
Regency Centers Corp.	4,620	286,810
SBA Communications Corp.(a)	3,610	596,083
Simon Property Group, Inc.	9,704	1,651,524
SL Green Realty Corp.	2,770	278,468
UDR, Inc.	8,380	314,585

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ventas, Inc.	11,158	635,448
Vornado Realty Trust	5,425	401,016
Welltower, Inc.	11,651	730,401
Weyerhaeuser Co.	23,718	864,758
Total		20,151,343
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	9,476	452,384
Total Real Estate		20,603,727
Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	227,485	7,304,544
CenturyLink, Inc.	30,758	573,329
Verizon Communications, Inc.	129,445	6,512,378
Total		14,390,251
Total Telecommunication Services		14,390,251
Utilities 2.9%
Electric Utilities 1.8%
Alliant Energy Corp.	7,250	306,820
American Electric Power Co., Inc.	15,431	1,068,597
Duke Energy Corp.	21,956	1,736,281
Edison International	10,210	645,987
Entergy Corp.	5,660	457,271
Evergy, Inc.	8,500	477,275
Eversource Energy	9,925	581,704
Exelon Corp.	30,244	1,288,395
FirstEnergy Corp.	14,048	504,464
NextEra Energy, Inc.	14,773	2,467,534
PG&E Corp.	16,181	688,663
Pinnacle West Capital Corp.	3,502	282,121
PPL Corp.	21,900	625,245
Southern Co. (The)	31,694	1,467,749
Xcel Energy, Inc.	15,943	728,276
Total		13,326,382
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	20,723	277,896
NRG Energy, Inc.	9,372	287,720
Total		565,616
Multi-Utilities 0.9%
Ameren Corp.	7,632	464,407
CenterPoint Energy, Inc.	13,514	374,473
CMS Energy Corp.	8,851	418,475
Consolidated Edison, Inc.	9,733	758,979
Dominion Energy, Inc.	20,444	1,393,872
DTE Energy Co.	5,686	589,240
NiSource, Inc.	10,564	277,622
Public Service Enterprise Group, Inc.	15,828	856,928
SCANA Corp.	4,473	172,300
Sempra Energy	8,278	961,159
WEC Energy Group, Inc.	9,883	638,936
Total		6,906,391
Water Utilities 0.1%
American Water Works Co., Inc.	5,580	476,420
Total Utilities		21,274,809
Total Common Stocks (Cost $475,077,974)		721,269,757

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(d)	16,226,947	16,226,947
Total Money Market Funds (Cost $16,226,728)		16,226,947
Total Investments in Securities (Cost: $491,304,702)		737,496,704
Other Assets & Liabilities, Net		(4,542,617)
Net Assets		732,954,087

At June 30, 2018, securities and/or cash totaling $1,055,127 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	80	09/2018	USD	10,886,400	—	(124,019)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	4,255	350	(70)	4,535	8,807	(136,525)	7,505	634,356
Columbia Short-Term Cash Fund, 1.985%
	12,170,902	55,797,772	(51,741,727)	16,226,947	(1,068)	(83)	123,981	16,226,947
Total					7,739	(136,608)	131,486	16,861,303

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	93,218,808	—	—	—	93,218,808
Consumer Staples	49,545,021	—	—	—	49,545,021
Energy	45,720,206	—	—	—	45,720,206
Financials	99,891,267	—	—	—	99,891,267
Health Care	101,572,111	—	—	—	101,572,111
Industrials	68,992,680	—	—	—	68,992,680
Information Technology	187,271,755	—	—	—	187,271,755
Materials	18,789,122	—	—	—	18,789,122
Real Estate	20,603,727	—	—	—	20,603,727
Telecommunication Services	14,390,251	—	—	—	14,390,251
Utilities	21,274,809	—	—	—	21,274,809
Total Common Stocks	721,269,757	—	—	—	721,269,757
Money Market Funds	—	—	—	16,226,947	16,226,947
Total Investments in Securities	721,269,757	—	—	16,226,947	737,496,704
Investments in Derivatives
Liability
Futures Contracts	(124,019)	—	—	—	(124,019)
Total	721,145,738	—	—	16,226,947	737,372,685
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $474,742,631)	$720,635,401
Affiliated issuers (cost $16,562,071)	16,861,303
Receivable for:
Investments sold	726,442
Capital shares sold	903,765
Dividends	607,501
Foreign tax reclaims	3,900
Variation margin for futures contracts	13,230
Total assets	739,751,542
Liabilities
Due to custodian	807
Payable for:
Investments purchased	6,465,346
Capital shares purchased	35,590
Variation margin for futures contracts	344
Management services fees	116,758
Distribution and/or service fees	49,029
Service fees	26,022
Compensation of board members	40,176
Compensation of chief compliance officer	70
Other expenses	63,313
Total liabilities	6,797,455
Net assets applicable to outstanding capital stock	$732,954,087
Represented by
Trust capital	$732,954,087
Total - representing net assets applicable to outstanding capital stock	$732,954,087
Class 1
Net assets	$255,181,923
Shares outstanding	12,013,703
Net asset value per share	$21.24
Class 2
Net assets	$11,491,086
Shares outstanding	550,411
Net asset value per share	$20.88
Class 3
Net assets	$466,281,078
Shares outstanding	22,130,718
Net asset value per share	$21.07
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,569,576
Dividends — affiliated issuers	131,486
Total income	6,701,062
Expenses:
Management services fees	698,545
Distribution and/or service fees
Class 2	14,555
Class 3	286,810
Service fees	144,349
Compensation of board members	11,142
Custodian fees	8,336
Printing and postage fees	50,973
Licensing fees and expenses	7,438
Audit fees	17,166
Legal fees	6,415
Compensation of chief compliance officer	69
Other	6,415
Total expenses	1,252,213
Net investment income	5,448,849
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,728,237
Investments — affiliated issuers	7,739
Futures contracts	243,301
Net realized gain	4,979,277
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	6,759,514
Investments — affiliated issuers	(136,608)
Futures contracts	(176,831)
Net change in unrealized appreciation (depreciation)	6,446,075
Net realized and unrealized gain	11,425,352
Net increase in net assets resulting from operations	$16,874,201
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$5,448,849	$9,015,524
Net realized gain	4,979,277	4,382,587
Net change in unrealized appreciation (depreciation)	6,446,075	92,318,744
Net increase in net assets resulting from operations	16,874,201	105,716,855
Increase in net assets from capital stock activity	47,449,207	172,194,133
Total increase in net assets	64,323,408	277,910,988
Net assets at beginning of period	668,630,679	390,719,691
Net assets at end of period	$732,954,087	$668,630,679
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,199,157	46,264,450	8,041,507	147,998,462
Redemptions	(23,346)	(495,520)	(47,661)	(877,513)
Net increase	2,175,811	45,768,930	7,993,846	147,120,949
Class 2
Subscriptions	8,028	166,303	13,377	243,979
Redemptions	(35,068)	(728,977)	(109,090)	(2,014,611)
Net decrease	(27,040)	(562,674)	(95,713)	(1,770,632)
Class 3
Subscriptions	736,217	15,402,056	2,443,860	44,747,431
Redemptions	(626,218)	(13,159,105)	(940,545)	(17,903,615)
Net increase	109,999	2,242,951	1,503,315	26,843,816
Total net increase	2,258,770	47,449,207	9,401,448	172,194,133
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$20.72	0.17	0.35	0.52
Year Ended 12/31/2017	$17.06	0.33	3.33	3.66
Year Ended 12/31/2016	$15.29	0.34	1.43	1.77
Year Ended 12/31/2015	$15.14	0.34 (d)	(0.19)	0.15
Year Ended 12/31/2014	$13.36	0.23	1.55	1.78
Year Ended 12/31/2013	$10.12	0.21	3.03	3.24
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$20.40	0.14	0.34	0.48
Year Ended 12/31/2017	$16.83	0.28	3.29	3.57
Year Ended 12/31/2016	$15.12	0.26	1.45	1.71
Year Ended 12/31/2015	$15.01	0.29 (e)	(0.18)	0.11
Year Ended 12/31/2014	$13.27	0.20	1.54	1.74
Year Ended 12/31/2013	$10.08	0.18	3.01	3.19
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$20.57	0.16	0.34	0.50
Year Ended 12/31/2017	$16.96	0.30	3.31	3.61
Year Ended 12/31/2016	$15.21	0.28	1.47	1.75
Year Ended 12/31/2015	$15.08	0.32 (d)	(0.19)	0.13
Year Ended 12/31/2014	$13.32	0.22	1.54	1.76
Year Ended 12/31/2013	$10.11	0.19	3.02	3.21

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.06 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.05 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$21.24	2.51%	0.27% (c)	0.27% (c)	1.65% (c)	2%	$255,182
Year Ended 12/31/2017	$20.72	21.45%	0.29%	0.29%	1.75%	2%	$203,887
Year Ended 12/31/2016	$17.06	11.58%	0.32%	0.31%	2.14%	5%	$31,465
Year Ended 12/31/2015	$15.29	0.99%	0.37%	0.33%	2.21%	4%	$3
Year Ended 12/31/2014	$15.14	13.32%	0.31%	0.31%	1.70%	3%	$3
Year Ended 12/31/2013	$13.36	32.02%	0.31%	0.31%	1.77%	4%	$21
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$20.88	2.35%	0.52% (c)	0.52% (c)	1.39% (c)	2%	$11,491
Year Ended 12/31/2017	$20.40	21.21%	0.55%	0.55%	1.50%	2%	$11,777
Year Ended 12/31/2016	$16.83	11.31%	0.56%	0.56%	1.65%	5%	$11,332
Year Ended 12/31/2015	$15.12	0.73%	0.58%	0.58%	1.94%	4%	$11,794
Year Ended 12/31/2014	$15.01	13.11%	0.56%	0.56%	1.46%	3%	$15,166
Year Ended 12/31/2013	$13.27	31.65%	0.56%	0.56%	1.52%	4%	$16,371
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$21.07	2.43%	0.40% (c)	0.40% (c)	1.52% (c)	2%	$466,281
Year Ended 12/31/2017	$20.57	21.28%	0.42%	0.42%	1.62%	2%	$452,967
Year Ended 12/31/2016	$16.96	11.51%	0.43%	0.43%	1.78%	5%	$347,922
Year Ended 12/31/2015	$15.21	0.86%	0.46%	0.45%	2.10%	4%	$304,143
Year Ended 12/31/2014	$15.08	13.21%	0.44%	0.44%	1.59%	3%	$290,301
Year Ended 12/31/2013	$13.32	31.75%	0.44%	0.44%	1.65%	4%	$252,295
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	21

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
22	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	124,019*

24	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	243,301

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(176,831)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	10,597,050

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
26	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.29%	0.33%
Class 2	0.54	0.58
Class 3	0.415	0.455
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $65,128,249 and $11,181,740, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
28	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 98.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	29

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
30	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	31

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2018	33

Columbia Variable Portfolio – Large Cap Index Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6463 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Emerging Markets Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Emerging Markets Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2012
Robert Cameron
Portfolio Manager
Managed Fund since 2012
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM
Portfolio Manager
Managed Fund since 2012
Young Kim
Portfolio Manager
Managed Fund since 2015
Perry Vickery, CFA
Portfolio Manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-8.08	10.27	6.30	2.43
Class 2*	05/03/10	-8.15	9.94	6.04	2.19
Class 3	05/01/00	-8.15	10.07	6.15	2.31
MSCI Emerging Markets Index (Net)		-6.66	8.20	5.01	2.26
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Alibaba Group Holding Ltd., ADR (China)	6.9
Tencent Holdings Ltd. (China)	6.6
Samsung Electronics Co., Ltd. (South Korea)	5.0
Naspers Ltd., Class N (South Africa)	4.5
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.2
SK Hynix, Inc. (South Korea)	2.8
Sberbank of Russia PJSC, ADR (Russian Federation)	2.3
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.0
Industrial & Commercial Bank of China Ltd., Class H (China)	1.9
Wuliangye Yibin Co., Ltd. (China)	1.9
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	13.1
Consumer Staples	5.5
Energy	3.8
Financials	27.7
Health Care	4.2
Industrials	3.2
Information Technology	38.7
Materials	2.6
Real Estate	0.4
Utilities	0.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Argentina	0.7
Brazil	5.7
Canada	1.5
China	33.1
Hong Kong	3.6
India	9.7
Indonesia	3.4
Mexico	1.8
Peru	1.3
Philippines	0.6
Poland	1.5
Russian Federation	6.5
South Africa	7.1
South Korea	12.8
Spain	0.1
Taiwan	6.9
Thailand	2.0
United States(a)	1.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	919.20	1,019.00	5.69	5.99	1.19
Class 2	1,000.00	1,000.00	918.50	1,017.75	6.89	7.24	1.44
Class 3	1,000.00	1,000.00	918.50	1,018.40	6.27	6.59	1.31
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Argentina 0.7%
Banco Macro SA, ADR	26,712	1,570,399
Despegar.com Corp.(a)	111,699	2,342,328
Loma Negra Cia Industrial Argentina SA, ADR(a)	99,331	1,019,136
Total		4,931,863
Brazil 5.1%
B3 SA - Brasil Bolsa Balcao	509,900	2,702,276
Fleury SA	887,300	6,071,392
Hypera SA	263,300	1,870,936
Itaú Unibanco Holding SA, ADR	992,779	10,305,046
Localiza Rent a Car	369,900	2,257,146
Pagseguro Digital Ltd., Class A(a)	256,101	7,106,803
Petroleo Brasileiro SA, ADR	432,888	4,341,867
Total		34,655,466
Canada 1.5%
First Quantum Minerals Ltd.	279,600	4,119,615
Parex Resources(a)	306,341	5,783,580
Total		9,903,195
China 32.9%
58.Com, Inc., ADR(a)	36,140	2,505,948
AAC Technologies Holdings, Inc.	228,000	3,201,860
Alibaba Group Holding Ltd., ADR(a)	246,055	45,650,584
Baidu, Inc., ADR(a)	22,279	5,413,797
BeiGene Ltd., ADR(a)	20,064	3,084,439
Brilliance China Automotive Holdings Ltd.	1,986,000	3,563,298
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Construction Bank Corp., Class H	5,454,000	4,990,636
China Merchants Bank Co., Ltd., Class H	2,395,000	8,809,795
CSPC Pharmaceutical Group Ltd.	1,902,000	5,711,329
Ctrip.com International Ltd., ADR(a)	95,758	4,560,954
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	705,700	3,944,228
Industrial & Commercial Bank of China Ltd., Class H	17,121,000	12,769,530
Kingdee International Software Group Co., Ltd.	3,824,000	3,894,854
Kweichow Moutai Co., Ltd., Class A	50,200	5,526,143
Midea Group Co., Ltd., Class A	885,100	6,952,834
NetEase, Inc., ADR	24,579	6,210,376
Common Stocks (continued)
Issuer	Shares	Value ($)
New Oriental Education & Technology Group, Inc., ADR	107,245	10,151,812
Nexteer Automotive Group Ltd.	2,298,000	3,380,123
Ping An Insurance Group Co. of China Ltd., Class H	1,419,500	12,999,318
Sunny Optical Technology Group Co., Ltd.	343,700	6,374,728
Tencent Holdings Ltd.	875,901	43,983,721
Wuliangye Yibin Co., Ltd.	1,095,900	12,518,409
Wuxi Biologics Cayman, Inc.(a)	450,000	4,991,915
Total		221,190,632
Hong Kong 3.6%
AIA Group Ltd.	868,400	7,564,989
Galaxy Entertainment Group Ltd.	667,000	5,141,538
Melco Resorts & Entertainment Ltd., ADR	118,157	3,308,396
Techtronic Industries Co., Ltd.	1,067,000	5,926,004
Tingyi Cayman Islands Holding Corp.	1,032,000	2,394,004
Total		24,334,931
India 9.6%
Adani Ports & Special Economic Zone	450,535	2,459,746
AU Small Finance Bank Ltd.(a)	177,858	1,706,114
Bajaj Finance Ltd.	109,723	3,685,490
Balkrishna Industries Ltd.	135,623	2,064,464
Biocon Ltd.	187,967	1,699,566
Eicher Motors Ltd.	23,938	9,982,051
HDFC Bank Ltd., ADR	72,053	7,567,006
HDFC Standard Life Insurance Co., Ltd.	815,400	5,434,509
Indraprastha Gas Ltd.	1,457,976	5,416,021
IndusInd Bank Ltd.	181,503	5,123,404
InterGlobe Aviation Ltd.	124,429	1,978,598
Motilal Oswal Financial Services Ltd.	118,308	1,337,450
Natco Pharma Ltd.	188,099	2,214,481
Petronet LNG Ltd.	1,305,662	4,187,487
Tejas Networks Ltd.(a)	896,295	3,839,215
Yes Bank Ltd.	1,211,932	6,022,131
Total		64,717,733
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 3.4%
PT Ace Hardware Indonesia Tbk	37,716,300	3,342,617
PT Bank Central Asia Tbk	5,221,800	7,798,395
PT Bank Rakyat Indonesia Persero Tbk	38,894,100	7,692,901
PT Nippon Indosari Corpindo Tbk	21,093,600	1,384,174
PT Pakuwon Jati Tbk	68,494,000	2,531,088
Total		22,749,175
Mexico 1.7%
Grupo Financiero Banorte SAB de CV, Class O	1,526,300	8,974,777
Mexichem SAB de CV	924,400	2,670,766
Total		11,645,543
Peru 1.2%
Credicorp Ltd.	37,075	8,346,324
Philippines 0.6%
Robinsons Retail Holdings, Inc.	850,840	1,267,471
Security Bank Corp.	768,340	2,873,353
Total		4,140,824
Poland 1.5%
Dino Polska SA(a)	183,693	5,072,094
KRUK SA	91,839	4,894,261
Total		9,966,355
Russian Federation 6.4%
Detsky Mir PJSC	1,723,051	2,524,164
Lukoil PJSC, ADR	74,216	5,115,338
Mail.ru Group Ltd., GDR(a),(d)	170,247	4,917,310
Sberbank of Russia PJSC, ADR	1,064,910	15,233,025
TCS Group Holding PLC, GDR	222,681	4,609,497
X5 Retail Group NV GDR, Registered Shares	129,399	3,417,478
Yandex NV, Class A(a)	208,430	7,482,637
Total		43,299,449
South Africa 7.1%
AVI Ltd.	464,640	3,664,957
Capitec Bank Holdings Ltd.	52,975	3,337,519
Clicks Group Ltd.	109,134	1,558,261
FirstRand Ltd.	842,754	3,914,931
Mr. Price Group Ltd.	77,711	1,281,785
Naspers Ltd., Class N	118,203	29,804,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Sasol Ltd.	108,674	3,952,130
Total		47,513,741
South Korea 12.1%
Cafe24 Corp.(a)	17,202	2,765,845
KB Financial Group, Inc.	161,629	7,608,164
NAVER Corp.	7,195	4,923,573
NCSoft Corp.	8,691	2,892,235
POSCO	17,755	5,238,789
Samsung Electronics Co., Ltd.	788,847	33,044,471
SK Hynix, Inc.	245,955	18,879,321
SK Innovation Co., Ltd.	32,031	5,801,723
Total		81,154,121
Spain 0.1%
Atento SA	100,397	687,719
Taiwan 6.9%
Cathay Financial Holding Co., Ltd.	4,078,000	7,183,002
eMemory Technology, Inc.	206,000	2,578,935
Hon Hai Precision Industry Co., Ltd.	1,206,000	3,286,431
MediaTek, Inc.	455,000	4,466,322
Silergy Corp.	166,000	4,033,689
Taiwan Semiconductor Manufacturing Co., Ltd.	3,012,838	21,394,401
United Microelectronics Corp.(b),(c)	5,871,000	3,335,216
Total		46,277,996
Thailand 2.0%
Mega Lifesciences PCL, Foreign Registered Shares	1,898,000	2,276,739
Muangthai Leasing PCL, Foreign Registered Shares	5,846,300	5,826,194
PTG Energy PCL, Foreign Registered Shares	6,337,527	2,749,377
Tisco Financial Group PCL	1,055,500	2,673,642
Total		13,525,952
United States 0.8%
Luxoft Holding, Inc.(a)	63,260	2,331,131
Universal Display Corp.	37,510	3,225,860
Total		5,556,991
Total Common Stocks (Cost $498,503,128)		654,598,010

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Preferred Stocks 1.2%
Issuer	Shares	Value ($)
Brazil 0.5%
Azul SA(a)	662,700	3,618,069
South Korea 0.7%
Samsung Electronics Co., Ltd.	138,300	4,670,239
Total Preferred Stocks (Cost $9,333,120)		8,288,308

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(e),(f)	5,835,332	5,835,332
Total Money Market Funds (Cost $5,835,332)		5,835,332
Total Investments in Securities (Cost $513,671,580)		668,721,650
Other Assets & Liabilities, Net		4,473,343
Net Assets		$673,194,993
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $3,335,217, which represents 0.50% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $4,917,310, which represents 0.73% of net assets.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	3,686,610	84,468,085	(82,319,363)	5,835,332	2,925	(162)	75,671	5,835,332
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	4,931,863	—	—	—	4,931,863
Brazil	34,655,466	—	—	—	34,655,466
Canada	9,903,195	—	—	—	9,903,195
China	77,577,910	143,612,721	1	—	221,190,632
Hong Kong	3,308,396	21,026,535	—	—	24,334,931
India	7,567,006	57,150,727	—	—	64,717,733
Indonesia	—	22,749,175	—	—	22,749,175
Mexico	11,645,543	—	—	—	11,645,543
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Peru	8,346,324	—	—	—	8,346,324
Philippines	—	4,140,824	—	—	4,140,824
Poland	—	9,966,355	—	—	9,966,355
Russian Federation	12,597,975	30,701,474	—	—	43,299,449
South Africa	—	47,513,741	—	—	47,513,741
South Korea	—	81,154,121	—	—	81,154,121
Spain	687,719	—	—	—	687,719
Taiwan	—	42,942,780	3,335,216	—	46,277,996
Thailand	—	13,525,952	—	—	13,525,952
United States	5,556,991	—	—	—	5,556,991
Total Common Stocks	176,778,388	474,484,405	3,335,217	—	654,598,010
Preferred Stocks
Brazil	3,618,069	—	—	—	3,618,069
South Korea	—	4,670,239	—	—	4,670,239
Total Preferred Stocks	3,618,069	4,670,239	—	—	8,288,308
Money Market Funds	—	—	—	5,835,332	5,835,332
Total Investments in Securities	180,396,457	479,154,644	3,335,217	5,835,332	668,721,650
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	2,787,818	2,787,818	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $507,836,248)	$662,886,318
Affiliated issuers (cost $5,835,332)	5,835,332
Foreign currency (cost $302,163)	302,373
Receivable for:
Investments sold	7,508,889
Dividends	2,232,644
Foreign tax reclaims	63,621
Prepaid expenses	1
Total assets	678,829,178
Liabilities
Payable for:
Investments purchased	4,148,454
Capital shares purchased	430,459
Foreign capital gains taxes deferred	180,938
Management services fees	608,408
Distribution and/or service fees	32,383
Service fees	11,304
Compensation of board members	84,300
Compensation of chief compliance officer	82
Other expenses	137,857
Total liabilities	5,634,185
Net assets applicable to outstanding capital stock	$673,194,993
Represented by
Paid in capital	508,412,929
Undistributed net investment income	2,127,825
Accumulated net realized gain	7,790,330
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	155,050,070
Foreign currency translations	(5,223)
Foreign capital gains tax	(180,938)
Total - representing net assets applicable to outstanding capital stock	$673,194,993
Class 1
Net assets	$408,717,519
Shares outstanding	21,192,106
Net asset value per share	$19.29
Class 2
Net assets	$47,886,633
Shares outstanding	2,502,957
Net asset value per share	$19.13
Class 3
Net assets	$216,590,841
Shares outstanding	11,267,261
Net asset value per share	$19.22
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,972,901
Dividends — affiliated issuers	75,671
Foreign taxes withheld	(908,636)
Total income	7,139,936
Expenses:
Management services fees	4,033,286
Distribution and/or service fees
Class 2	61,669
Class 3	150,494
Service fees	87,851
Compensation of board members	12,678
Custodian fees	151,982
Printing and postage fees	33,519
Audit fees	21,993
Legal fees	6,677
Compensation of chief compliance officer	77
Other	62,112
Total expenses	4,622,338
Net investment income	2,517,598
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,958,432
Investments — affiliated issuers	2,925
Foreign currency translations	(147,649)
Net realized gain	23,813,708
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(86,394,015)
Investments — affiliated issuers	(162)
Foreign currency translations	(2,534)
Foreign capital gains tax	765,230
Net change in unrealized appreciation (depreciation)	(85,631,481)
Net realized and unrealized loss	(61,817,773)
Net decrease in net assets resulting from operations	$(59,300,175)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$2,517,598	$1,837,441
Net realized gain	23,813,708	68,911,047
Net change in unrealized appreciation (depreciation)	(85,631,481)	204,968,270
Net increase (decrease) in net assets resulting from operations	(59,300,175)	275,716,758
Distributions to shareholders
Net investment income
Class 1	(1,178,371)	(816,096)
Class 2	(28,542)	(5,134)
Class 3	(383,926)	(201,984)
Total distributions to shareholders	(1,590,839)	(1,023,214)
Decrease in net assets from capital stock activity	(13,808,497)	(140,386,914)
Total increase (decrease) in net assets	(74,699,511)	134,306,630
Net assets at beginning of period	747,894,504	613,587,874
Net assets at end of period	$673,194,993	$747,894,504
Undistributed net investment income	$2,127,825	$1,201,066
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	16,483	349,726	63,400	1,183,724
Distributions reinvested	56,274	1,178,371	50,564	816,096
Redemptions	(607,997)	(12,842,050)	(6,963,932)	(132,677,726)
Net decrease	(535,240)	(11,313,953)	(6,849,968)	(130,677,906)
Class 2
Subscriptions	335,025	7,046,076	944,928	16,603,012
Distributions reinvested	1,374	28,542	320	5,134
Redemptions	(60,401)	(1,268,986)	(223,643)	(4,032,794)
Net increase	275,998	5,805,632	721,605	12,575,352
Class 3
Subscriptions	119,728	2,492,944	237,541	4,178,094
Distributions reinvested	18,387	383,926	12,553	201,984
Redemptions	(532,039)	(11,177,046)	(1,501,190)	(26,664,438)
Net decrease	(393,924)	(8,300,176)	(1,251,096)	(22,284,360)
Total net decrease	(653,166)	(13,808,497)	(7,379,459)	(140,386,914)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$21.04	0.08	(1.78)	(1.70)	(0.05)	—	(0.05)
Year Ended 12/31/2017	$14.29	0.05	6.73	6.78	(0.03)	—	(0.03)
Year Ended 12/31/2016	$13.61	0.03	0.67	0.70	(0.02)	—	(0.02)
Year Ended 12/31/2015	$15.36	0.06	(1.37)	(1.31)	(0.02)	(0.42)	(0.44)
Year Ended 12/31/2014	$15.81	0.04	(0.39)	(0.35)	(0.03)	(0.07)	(0.10)
Year Ended 12/31/2013	$16.18	0.12	(0.38)	(0.26)	(0.11)	—	(0.11)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$20.84	0.06	(1.76)	(1.70)	(0.01)	—	(0.01)
Year Ended 12/31/2017	$14.17	0.01	6.66	6.67	(0.00) (e)	—	(0.00) (e)
Year Ended 12/31/2016	$13.53	0.02	0.63	0.65	(0.01)	—	(0.01)
Year Ended 12/31/2015	$15.30	0.03	(1.37)	(1.34)	(0.01)	(0.42)	(0.43)
Year Ended 12/31/2014	$15.75	(0.00) (e)	(0.37)	(0.37)	(0.01)	(0.07)	(0.08)
Year Ended 12/31/2013	$16.14	0.07	(0.38)	(0.31)	(0.08)	—	(0.08)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$20.96	0.06	(1.77)	(1.71)	(0.03)	—	(0.03)
Year Ended 12/31/2017	$14.24	0.03	6.71	6.74	(0.02)	—	(0.02)
Year Ended 12/31/2016	$13.58	0.04	0.63	0.67	(0.01)	—	(0.01)
Year Ended 12/31/2015	$15.34	0.04	(1.36)	(1.32)	(0.02)	(0.42)	(0.44)
Year Ended 12/31/2014	$15.79	0.02	(0.38)	(0.36)	(0.02)	(0.07)	(0.09)
Year Ended 12/31/2013	$16.18	0.10	(0.40)	(0.30)	(0.09)	—	(0.09)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$19.29	(8.08%)	1.19% (c)	1.19% (c)	0.73% (c)	18%	$408,718
Year Ended 12/31/2017	$21.04	47.51%	1.25% (d)	1.24% (d)	0.31%	43%	$457,065
Year Ended 12/31/2016	$14.29	5.13%	1.29% (d)	1.27% (d)	0.25%	74%	$408,360
Year Ended 12/31/2015	$13.61	(8.83%)	1.28%	1.25%	0.40%	77%	$974,542
Year Ended 12/31/2014	$15.36	(2.27%)	1.27%	1.25%	0.26%	83%	$751,812
Year Ended 12/31/2013	$15.81	(1.59%)	1.30%	1.25%	0.75%	83%	$676,275
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$19.13	(8.15%)	1.44% (c)	1.44% (c)	0.53% (c)	18%	$47,887
Year Ended 12/31/2017	$20.84	47.10%	1.50% (d)	1.48% (d)	0.04%	43%	$46,421
Year Ended 12/31/2016	$14.17	4.81%	1.54% (d)	1.52% (d)	0.14%	74%	$21,331
Year Ended 12/31/2015	$13.53	(9.06%)	1.53%	1.50%	0.17%	77%	$18,561
Year Ended 12/31/2014	$15.30	(2.40%)	1.52%	1.50%	(0.01%)	83%	$18,142
Year Ended 12/31/2013	$15.75	(1.87%)	1.55%	1.50%	0.48%	83%	$14,758
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$19.22	(8.15%)	1.31% (c)	1.31% (c)	0.61% (c)	18%	$216,591
Year Ended 12/31/2017	$20.96	47.34%	1.37% (d)	1.36% (d)	0.18%	43%	$244,408
Year Ended 12/31/2016	$14.24	4.97%	1.42% (d)	1.40% (d)	0.26%	74%	$183,897
Year Ended 12/31/2015	$13.58	(8.94%)	1.40%	1.38%	0.28%	77%	$207,067
Year Ended 12/31/2014	$15.34	(2.33%)	1.40%	1.38%	0.15%	83%	$263,988
Year Ended 12/31/2013	$15.79	(1.80%)	1.42%	1.38%	0.66%	83%	$318,715
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
18	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 1.09% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	1.22%	1.24%
Class 2	1.47	1.49
Class 3	1.345	1.365
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
513,672,000	178,196,000	(23,146,000)	155,050,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	14,878,492	—	14,878,492
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
20	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $132,547,859 and $151,823,477, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
22	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	23

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
24	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	25

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2018	27

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Emerging Markets Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-2001 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Mid Cap Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund) seeks to provide shareholders with growth of capital.
Portfolio management
Matthew Litfin, CFA
Lead Portfolio Manager
Managed Fund since February 2018
Erika K. Maschmeyer, CFA
Portfolio Manager
Managed Fund since February 2018
John L. Emerson, CFA
Portfolio Manager
Managed Fund since February 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.37	18.08	12.66	9.35
Class 2*	05/03/10	7.23	17.79	12.38	9.11
Class 3	05/01/01	7.32	17.94	12.52	9.24
Russell Midcap Growth Index		5.40	18.52	13.37	10.45
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Visteon Corp.	2.3
Raymond James Financial, Inc.	2.3
Tyler Technologies, Inc.	2.2
Landstar System, Inc.	2.2
MSCI, Inc.	2.2
Tractor Supply Co.	2.1
Align Technology, Inc.	2.1
Madison Square Garden Co. (The), Class A	2.1
Choice Hotels International, Inc.	2.1
Six Flags Entertainment Corp.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	95.3
Money Market Funds	4.7
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	24.0
Energy	3.4
Financials	7.6
Health Care	16.7
Industrials	13.9
Information Technology	27.8
Materials	2.3
Real Estate	4.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,073.70	1,021.19	3.88	3.78	0.75
Class 2	1,000.00	1,000.00	1,072.30	1,019.95	5.17	5.04	1.00
Class 3	1,000.00	1,000.00	1,073.20	1,020.59	4.50	4.38	0.87
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 23.4%
Auto Components 2.2%
Visteon Corp.(a)	87,394	11,294,801
Distributors 1.5%
Pool Corp.	50,656	7,674,384
Hotels, Restaurants & Leisure 7.5%
Choice Hotels International, Inc.	134,103	10,138,187
Churchill Downs, Inc.	33,641	9,974,556
Dunkin’ Brands Group, Inc.	108,917	7,522,897
Six Flags Entertainment Corp.	143,912	10,081,036
Total		37,716,676
Household Durables 3.2%
Leggett & Platt, Inc.	142,500	6,361,200
NVR, Inc.(a)	3,230	9,594,230
Total		15,955,430
Leisure Products 1.6%
Polaris Industries, Inc.	65,153	7,960,394
Media 2.1%
Madison Square Garden Co. (The), Class A(a)	33,228	10,306,993
Specialty Retail 5.3%
O’Reilly Automotive, Inc.(a)	27,252	7,455,330
Ross Stores, Inc.	15,147	1,283,708
Tractor Supply Co.	137,256	10,498,711
Ulta Beauty, Inc.(a)	32,711	7,636,710
Total		26,874,459
Total Consumer Discretionary		117,783,137
Energy 3.3%
Energy Equipment & Services 2.2%
Core Laboratories NV	45,291	5,716,177
Helmerich & Payne, Inc.	81,516	5,197,460
Total		10,913,637
Oil, Gas & Consumable Fuels 1.1%
Concho Resources, Inc.(a)	40,570	5,612,860
Total Energy		16,526,497
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 7.4%
Banks 2.7%
First Republic Bank	81,901	7,927,198
SVB Financial Group(a)	20,081	5,798,589
Total		13,725,787
Capital Markets 4.7%
MSCI, Inc.	64,092	10,602,740
Raymond James Financial, Inc.	124,598	11,132,831
S&P Global, Inc.	9,486	1,934,101
Total		23,669,672
Total Financials		37,395,459
Health Care 16.3%
Biotechnology 2.8%
Amicus Therapeutics, Inc.(a)	436,346	6,815,724
Sarepta Therapeutics(a)	53,578	7,081,940
Total		13,897,664
Health Care Equipment & Supplies 6.0%
ABIOMED, Inc.(a)	12,617	5,160,984
Align Technology, Inc.(a)	30,419	10,407,557
IDEXX Laboratories, Inc.(a)	41,272	8,994,820
Varian Medical Systems, Inc.(a)	50,659	5,760,941
Total		30,324,302
Health Care Providers & Services 1.3%
Laboratory Corp. of America Holdings(a)	36,900	6,624,657
Life Sciences Tools & Services 5.6%
Agilent Technologies, Inc.	88,489	5,472,160
Illumina, Inc.(a)	21,792	6,086,288
Mettler-Toledo International, Inc.(a)	13,865	8,022,705
Waters Corp.(a)	43,950	8,508,280
Total		28,089,433
Pharmaceuticals 0.6%
Zoetis, Inc.	37,153	3,165,064
Total Health Care		82,101,120
Industrials 13.5%
Aerospace & Defense 1.0%
BWX Technologies, Inc.	77,827	4,850,179
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.8%
Lennox International, Inc.	20,515	4,106,077
Commercial Services & Supplies 4.1%
Cintas Corp.	35,564	6,581,829
Copart, Inc.(a)	93,000	5,260,080
Rollins, Inc.	167,788	8,822,293
Total		20,664,202
Machinery 1.2%
Donaldson Co., Inc.	140,018	6,317,612
Professional Services 1.6%
TransUnion	109,500	7,844,580
Road & Rail 3.4%
JB Hunt Transport Services, Inc.	51,958	6,315,495
Landstar System, Inc.	97,975	10,698,870
Total		17,014,365
Trading Companies & Distributors 1.4%
Fastenal Co.	149,013	7,171,996
Total Industrials		67,969,011
Information Technology 27.0%
Communications Equipment 0.4%
Arista Networks, Inc.(a)	8,250	2,124,292
Electronic Equipment, Instruments & Components 1.8%
CDW Corp.	111,769	9,029,818
Internet Software & Services 2.9%
GoDaddy, Inc., Class A(a)	78,786	5,562,292
VeriSign, Inc.(a)	66,808	9,180,755
Total		14,743,047
IT Services 3.4%
WEX, Inc.(a)	46,145	8,789,700
Worldpay, Inc., Class A(a)	99,208	8,113,230
Total		16,902,930
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.4%
Lam Research Corp.	51,464	8,895,552
Monolithic Power Systems, Inc.	54,780	7,322,443
ON Semiconductor Corp.(a)	34,495	766,996
Skyworks Solutions, Inc.	91,792	8,871,697
Teradyne, Inc.	172,600	6,570,882
Total		32,427,570
Software 12.1%
ANSYS, Inc.(a)	29,200	5,086,056
Aspen Technology, Inc.(a)	96,396	8,939,765
Guidewire Software, Inc.(a)	71,391	6,338,093
Red Hat, Inc.(a)	48,546	6,523,126
ServiceNow, Inc.(a)	49,070	8,463,103
Synopsys, Inc.(a)	97,650	8,355,910
Take-Two Interactive Software, Inc.(a)	54,332	6,430,736
Tyler Technologies, Inc.(a)	49,160	10,918,436
Total		61,055,225
Total Information Technology		136,282,882
Materials 2.2%
Chemicals 2.2%
Celanese Corp., Class A	54,028	6,000,350
International Flavors & Fragrances, Inc.	41,569	5,152,893
Total		11,153,243
Total Materials		11,153,243
Real Estate 4.2%
Equity Real Estate Investment Trusts (REITS) 2.7%
Equity LifeStyle Properties, Inc.	58,342	5,361,630
SBA Communications Corp.(a)	49,486	8,171,128
Total		13,532,758
Real Estate Management & Development 1.5%
Jones Lang LaSalle, Inc.	46,502	7,718,867
Total Real Estate		21,251,625
Total Common Stocks (Cost $438,909,152)		490,462,974

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	23,945,801	23,945,801
Total Money Market Funds (Cost $23,945,801)		23,945,801
Total Investments in Securities (Cost: $462,854,953)		514,408,775
Other Assets & Liabilities, Net		(10,298,528)
Net Assets		504,110,247
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	16,248,811	101,781,971	(94,084,981)	23,945,801	(125)	(823)	97,032	23,945,801
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	117,783,137	—	—	—	117,783,137
Energy	16,526,497	—	—	—	16,526,497
Financials	37,395,459	—	—	—	37,395,459
Health Care	82,101,120	—	—	—	82,101,120
Industrials	67,969,011	—	—	—	67,969,011
Information Technology	136,282,882	—	—	—	136,282,882
Materials	11,153,243	—	—	—	11,153,243
Real Estate	21,251,625	—	—	—	21,251,625
Total Common Stocks	490,462,974	—	—	—	490,462,974
Money Market Funds	—	—	—	23,945,801	23,945,801
Total Investments in Securities	490,462,974	—	—	23,945,801	514,408,775
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $438,909,152)	$490,462,974
Affiliated issuers (cost $23,945,801)	23,945,801
Receivable for:
Capital shares sold	3,706
Dividends	183,720
Expense reimbursement due from Investment Manager	46,458
Total assets	514,642,659
Liabilities
Payable for:
Investments purchased	9,447,568
Capital shares purchased	547,225
Management services fees	335,001
Distribution and/or service fees	31,757
Service fees	15,385
Compensation of board members	95,917
Compensation of chief compliance officer	53
Other expenses	59,506
Total liabilities	10,532,412
Net assets applicable to outstanding capital stock	$504,110,247
Represented by
Trust capital	$504,110,247
Total - representing net assets applicable to outstanding capital stock	$504,110,247
Class 1
Net assets	$211,622,629
Shares outstanding	7,643,491
Net asset value per share	$27.69
Class 2
Net assets	$20,414,534
Shares outstanding	751,962
Net asset value per share	$27.15
Class 3
Net assets	$272,073,084
Shares outstanding	9,927,592
Net asset value per share	$27.41
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,875,599
Dividends — affiliated issuers	97,032
Foreign taxes withheld	(3,737)
Total income	1,968,894
Expenses:
Management services fees	2,035,175
Distribution and/or service fees
Class 2	24,234
Class 3	169,400
Service fees	87,892
Compensation of board members	11,294
Custodian fees	6,278
Printing and postage fees	37,289
Audit fees	16,924
Legal fees	5,606
Compensation of chief compliance officer	50
Other	5,405
Total expenses	2,399,547
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(351,087)
Total net expenses	2,048,460
Net investment loss	(79,566)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,415,538
Investments — affiliated issuers	(125)
Options contracts written	(329,925)
Net realized gain	54,085,488
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(19,119,979)
Investments — affiliated issuers	(823)
Options contracts written	132,016
Net change in unrealized appreciation (depreciation)	(18,988,786)
Net realized and unrealized gain	35,096,702
Net increase in net assets resulting from operations	$35,017,136
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income (loss)	$(79,566)	$261,280
Net realized gain	54,085,488	44,804,354
Net change in unrealized appreciation (depreciation)	(18,988,786)	48,140,489
Net increase in net assets resulting from operations	35,017,136	93,206,123
Decrease in net assets from capital stock activity	(16,611,801)	(26,129,227)
Total increase in net assets	18,405,335	67,076,896
Net assets at beginning of period	485,704,912	418,628,016
Net assets at end of period	$504,110,247	$485,704,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	83,647	2,200,967	387,520	9,178,892
Redemptions	(141,275)	(3,821,524)	(246,464)	(5,768,521)
Net increase (decrease)	(57,628)	(1,620,557)	141,056	3,410,371
Class 2
Subscriptions	70,769	1,875,563	146,197	3,402,029
Redemptions	(35,523)	(946,864)	(54,883)	(1,273,259)
Net increase	35,246	928,699	91,314	2,128,770
Class 3
Subscriptions	17,985	486,244	13,521	311,363
Redemptions	(618,540)	(16,406,187)	(1,367,418)	(31,979,731)
Net decrease	(600,555)	(15,919,943)	(1,353,897)	(31,668,368)
Total net decrease	(622,937)	(16,611,801)	(1,121,527)	(26,129,227)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$25.79	0.01	1.89	1.90
Year Ended 12/31/2017	$20.97	0.03	4.79	4.82
Year Ended 12/31/2016	$20.50	0.03	0.44	0.47
Year Ended 12/31/2015	$19.41	0.14 (d)	0.95	1.09
Year Ended 12/31/2014	$18.07	(0.02)	1.36	1.34
Year Ended 12/31/2013	$13.78	(0.03)	4.32	4.29
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$25.32	(0.03)	1.86	1.83
Year Ended 12/31/2017	$20.64	(0.03)	4.71	4.68
Year Ended 12/31/2016	$20.23	0.02	0.39	0.41
Year Ended 12/31/2015	$19.20	0.23 (f)	0.80	1.03
Year Ended 12/31/2014	$17.92	(0.05)	1.33	1.28
Year Ended 12/31/2013	$13.69	(0.06)	4.29	4.23
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$25.54	(0.01)	1.88	1.87
Year Ended 12/31/2017	$20.80	0.00 (g)	4.74	4.74
Year Ended 12/31/2016	$20.36	0.05	0.39	0.44
Year Ended 12/31/2015	$19.30	0.25 (h)	0.81	1.06
Year Ended 12/31/2014	$17.99	(0.03)	1.34	1.31
Year Ended 12/31/2013	$13.73	(0.05)	4.31	4.26

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.14 per share.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.27 per share.
(g)	Rounds to zero.
(h)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$27.69	7.37%	0.89% (c)	0.75% (c)	0.05% (c)	103%	$211,623
Year Ended 12/31/2017	$25.79	22.98%	0.91%	0.74%	0.14%	115%	$198,617
Year Ended 12/31/2016	$20.97	2.29%	0.92%	0.76%	0.16%	150%	$158,566
Year Ended 12/31/2015	$20.50	5.62%	0.94%	0.84%	0.67%	109%	$18,161
Year Ended 12/31/2014	$19.41	7.41%	0.91% (e)	0.88% (e)	(0.09%)	96%	$81,262
Year Ended 12/31/2013	$18.07	31.13%	0.90%	0.87%	(0.21%)	115%	$226,579
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$27.15	7.23%	1.14% (c)	1.00% (c)	(0.20%) (c)	103%	$20,415
Year Ended 12/31/2017	$25.32	22.68%	1.16%	0.99%	(0.11%)	115%	$18,148
Year Ended 12/31/2016	$20.64	2.03%	1.18%	1.01%	0.11%	150%	$12,910
Year Ended 12/31/2015	$20.23	5.36%	1.20%	1.05%	1.11%	109%	$13,920
Year Ended 12/31/2014	$19.20	7.14%	1.17% (e)	1.13% (e)	(0.30%)	96%	$10,439
Year Ended 12/31/2013	$17.92	30.90%	1.15%	1.12%	(0.40%)	115%	$9,455
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$27.41	7.32%	1.01% (c)	0.87% (c)	(0.08%) (c)	103%	$272,073
Year Ended 12/31/2017	$25.54	22.79%	1.03%	0.86%	0.01%	115%	$268,941
Year Ended 12/31/2016	$20.80	2.16%	1.05%	0.88%	0.24%	150%	$247,151
Year Ended 12/31/2015	$20.36	5.49%	1.07%	0.92%	1.24%	109%	$279,919
Year Ended 12/31/2014	$19.30	7.28%	1.04% (e)	1.00% (e)	(0.18%)	96%	$286,989
Year Ended 12/31/2013	$17.99	31.03%	1.03%	1.00%	(0.34%)	115%	$307,835
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
18	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	(329,925)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	132,016
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average value ($)*
Options contracts — written	(105,068)

*	Based on the ending monthly outstanding amounts for the six months ended June 30, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
20	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.82% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Affiliates will provide services to the Investment Manager pursuant to personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the SEC and the Commodity Futures Trading Commission in the United States. Pursuant to some of these arrangements, certain employees of these Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2018 through April 30, 2019	May 1, 2018 through June 30, 2018	Prior to May 1, 2018
Class 1	0.73%	0.78%	0.73%
Class 2	0.98	1.03	0.98
Class 3	0.855	0.905	0.855
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $498,157,317 and $513,544,687, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
22	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 95.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	25

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to management teams) had been taken or are contemplated to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
26	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
28	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Mid Cap Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6658 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Select Large-Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Large-Cap Value Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Richard Rosen
Lead Portfolio Manager
Managed Fund since 2008
Richard Taft
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-2.05	11.80	12.02	10.23
Class 2*	05/03/10	-2.17	11.53	11.73	9.98
Class 3	02/04/04	-2.11	11.63	11.88	10.11
Russell 1000 Value Index		-1.69	6.77	10.34	8.49
S&P 500 Index		2.65	14.37	13.42	10.17
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
FMC Corp.	4.6
Verizon Communications, Inc.	4.2
Anadarko Petroleum Corp.	4.0
Humana, Inc.	3.8
JPMorgan Chase & Co.	3.8
Bank of America Corp.	3.6
Tyson Foods, Inc., Class A	3.6
Citigroup, Inc.	3.4
QUALCOMM, Inc.	3.3
Bristol-Myers Squibb Co.	3.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	99.3
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	5.1
Consumer Staples	8.8
Energy	15.8
Financials	24.1
Health Care	11.2
Industrials	9.5
Information Technology	11.5
Materials	4.6
Telecommunication Services	4.2
Utilities	5.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	979.50	1,021.34	3.55	3.63	0.72
Class 2	1,000.00	1,000.00	978.30	1,020.09	4.78	4.89	0.97
Class 3	1,000.00	1,000.00	978.90	1,020.69	4.19	4.28	0.85
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 5.0%
Internet & Direct Marketing Retail 2.2%
Qurate Retail, Inc.(a)	1,422,100	30,176,962
Specialty Retail 2.8%
Lowe’s Companies, Inc.	386,351	36,923,565
Total Consumer Discretionary		67,100,527
Consumer Staples 8.7%
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	66,238	13,842,417
Food Products 3.6%
Tyson Foods, Inc., Class A	686,558	47,269,518
Tobacco 4.1%
Altria Group, Inc.	483,465	27,455,978
Philip Morris International, Inc.	340,000	27,451,600
Total		54,907,578
Total Consumer Staples		116,019,513
Energy 15.7%
Energy Equipment & Services 2.2%
Halliburton Co.	655,575	29,540,209
Oil, Gas & Consumable Fuels 13.5%
Anadarko Petroleum Corp.	725,000	53,106,250
Chevron Corp.	317,214	40,105,366
Marathon Petroleum Corp.	450,000	31,572,000
Valero Energy Corp.	242,000	26,820,860
Williams Companies, Inc. (The)	993,816	26,942,352
Total		178,546,828
Total Energy		208,087,037
Financials 24.0%
Banks 13.7%
Bank of America Corp.	1,700,001	47,923,028
Citigroup, Inc.	675,000	45,171,000
JPMorgan Chase & Co.	475,820	49,580,444
Wells Fargo & Co.	710,558	39,393,336
Total		182,067,808
Capital Markets 2.9%
Morgan Stanley	800,000	37,920,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.4%
American International Group, Inc.	772,141	40,938,916
MetLife, Inc.	634,427	27,661,017
Unum Group	800,772	29,620,556
Total		98,220,489
Total Financials		318,208,297
Health Care 11.1%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	422,951	31,230,702
Health Care Providers & Services 5.6%
Express Scripts Holding Co.(a)	300,000	23,163,000
Humana, Inc.	170,000	50,597,100
Total		73,760,100
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	775,689	42,926,629
Total Health Care		147,917,431
Industrials 9.5%
Aerospace & Defense 2.0%
United Technologies Corp.	211,476	26,440,844
Industrial Conglomerates 2.7%
Honeywell International, Inc.	250,000	36,012,500
Road & Rail 4.8%
CSX Corp.	615,000	39,224,700
Union Pacific Corp.	169,181	23,969,564
Total		63,194,264
Total Industrials		125,647,608
Information Technology 11.4%
Electronic Equipment, Instruments & Components 2.7%
Corning, Inc.	1,282,360	35,277,723
IT Services 2.9%
Teradata Corp.(a)	956,954	38,421,703
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc.	721,641	33,332,598
QUALCOMM, Inc.	782,800	43,930,736
Total		77,263,334
Total Information Technology		150,962,760
Materials 4.6%
Chemicals 4.6%
FMC Corp.	682,000	60,841,220
Total Materials		60,841,220
Telecommunication Services 4.2%
Diversified Telecommunication Services 4.2%
Verizon Communications, Inc.	1,110,206	55,854,464
Total Telecommunication Services		55,854,464
Utilities 5.2%
Electric Utilities 2.5%
NextEra Energy, Inc.	200,000	33,406,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	2,661,350	35,688,704
Total Utilities		69,094,704
Total Common Stocks (Cost $925,307,445)		1,319,733,561

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	8,922,096	8,922,096
Total Money Market Funds (Cost $8,921,993)		8,922,096
Total Investments in Securities (Cost: $934,229,438)		1,328,655,657
Other Assets & Liabilities, Net		(1,586,806)
Net Assets		1,327,068,851

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	13,703,496	57,285,075	(62,066,475)	8,922,096	(485)	(1,147)	48,923	8,922,096
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	67,100,527	—	—	—	67,100,527
Consumer Staples	116,019,513	—	—	—	116,019,513
Energy	208,087,037	—	—	—	208,087,037
Financials	318,208,297	—	—	—	318,208,297
Health Care	147,917,431	—	—	—	147,917,431
Industrials	125,647,608	—	—	—	125,647,608
Information Technology	150,962,760	—	—	—	150,962,760
Materials	60,841,220	—	—	—	60,841,220
Telecommunication Services	55,854,464	—	—	—	55,854,464
Utilities	69,094,704	—	—	—	69,094,704
Total Common Stocks	1,319,733,561	—	—	—	1,319,733,561
Money Market Funds	—	—	—	8,922,096	8,922,096
Total Investments in Securities	1,319,733,561	—	—	8,922,096	1,328,655,657
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $925,307,445)	$1,319,733,561
Affiliated issuers (cost $8,921,993)	8,922,096
Receivable for:
Capital shares sold	411,043
Dividends	1,013,329
Total assets	1,330,080,029
Liabilities
Payable for:
Capital shares purchased	2,149,157
Management services fees	760,384
Distribution and/or service fees	10,410
Service fees	6,908
Compensation of board members	50,561
Compensation of chief compliance officer	146
Other expenses	33,612
Total liabilities	3,011,178
Net assets applicable to outstanding capital stock	$1,327,068,851
Represented by
Trust capital	$1,327,068,851
Total - representing net assets applicable to outstanding capital stock	$1,327,068,851
Class 1
Net assets	$1,247,758,933
Shares outstanding	51,213,713
Net asset value per share	$24.36
Class 2
Net assets	$24,678,709
Shares outstanding	1,033,018
Net asset value per share	$23.89
Class 3
Net assets	$54,631,209
Shares outstanding	2,266,498
Net asset value per share	$24.10
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,414,232
Dividends — affiliated issuers	48,923
Total income	15,463,155
Expenses:
Management services fees	4,833,430
Distribution and/or service fees
Class 2	29,233
Class 3	35,127
Service fees	31,449
Compensation of board members	16,189
Custodian fees	4,182
Printing and postage fees	11,275
Audit fees	16,924
Legal fees	9,307
Compensation of chief compliance officer	141
Other	10,640
Total expenses	4,997,897
Net investment income	10,465,258
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	43,948,498
Investments — affiliated issuers	(485)
Net realized gain	43,948,013
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(82,203,171)
Investments — affiliated issuers	(1,147)
Net change in unrealized appreciation (depreciation)	(82,204,318)
Net realized and unrealized loss	(38,256,305)
Net decrease in net assets resulting from operations	$(27,791,047)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	9

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$10,465,258	$16,512,429
Net realized gain	43,948,013	35,648,069
Net change in unrealized appreciation (depreciation)	(82,204,318)	189,954,011
Net increase (decrease) in net assets resulting from operations	(27,791,047)	242,114,509
Increase (decrease) in net assets from capital stock activity	(46,611,769)	51,685,583
Total increase (decrease) in net assets	(74,402,816)	293,800,092
Net assets at beginning of period	1,401,471,667	1,107,671,575
Net assets at end of period	$1,327,068,851	$1,401,471,667
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,572,623	38,702,431	6,765,316	147,772,166
Redemptions	(3,554,599)	(87,857,746)	(4,485,980)	(100,553,098)
Net increase (decrease)	(1,981,976)	(49,155,315)	2,279,336	47,219,068
Class 2
Subscriptions	175,500	4,271,360	247,021	5,461,567
Redemptions	(64,075)	(1,539,731)	(68,021)	(1,524,761)
Net increase	111,425	2,731,629	179,000	3,936,806
Class 3
Subscriptions	147,923	3,664,410	312,001	6,846,623
Redemptions	(158,236)	(3,852,493)	(287,167)	(6,316,914)
Net increase (decrease)	(10,313)	(188,083)	24,834	529,709
Total net increase (decrease)	(1,880,864)	(46,611,769)	2,483,170	51,685,583
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$24.87	0.19	(0.70)	(0.51)
Year Ended 12/31/2017	$20.56	0.30	4.01	4.31
Year Ended 12/31/2016	$17.14	0.26	3.16	3.42
Year Ended 12/31/2015	$18.02	0.27	(1.15)	(0.88)
Year Ended 12/31/2014	$16.17	0.21	1.64	1.85
Year Ended 12/31/2013	$11.71	0.19	4.27	4.46
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$24.42	0.16	(0.69)	(0.53)
Year Ended 12/31/2017	$20.23	0.24	3.95	4.19
Year Ended 12/31/2016	$16.91	0.22	3.10	3.32
Year Ended 12/31/2015	$17.83	0.23	(1.15)	(0.92)
Year Ended 12/31/2014	$16.03	0.17	1.63	1.80
Year Ended 12/31/2013	$11.64	0.15	4.24	4.39
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$24.62	0.17	(0.69)	(0.52)
Year Ended 12/31/2017	$20.38	0.27	3.97	4.24
Year Ended 12/31/2016	$17.01	0.24	3.13	3.37
Year Ended 12/31/2015	$17.91	0.25	(1.15)	(0.90)
Year Ended 12/31/2014	$16.08	0.19	1.64	1.83
Year Ended 12/31/2013	$11.67	0.17	4.24	4.41

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$24.36	(2.05%)	0.72% (c)	0.72% (c)	1.54% (c)	6%	$1,247,759
Year Ended 12/31/2017	$24.87	20.96%	0.76%	0.75%	1.35%	8%	$1,322,918
Year Ended 12/31/2016	$20.56	19.95%	0.82%	0.77%	1.49%	26%	$1,046,757
Year Ended 12/31/2015	$17.14	(4.88%)	0.81%	0.76%	1.54%	13%	$779,920
Year Ended 12/31/2014	$18.02	11.44%	0.81%	0.76%	1.26%	7%	$1,000,413
Year Ended 12/31/2013	$16.17	38.09%	0.83%	0.77%	1.34%	15%	$738,487
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$23.89	(2.17%)	0.97% (c)	0.97% (c)	1.30% (c)	6%	$24,679
Year Ended 12/31/2017	$24.42	20.71%	1.01%	1.00%	1.10%	8%	$22,501
Year Ended 12/31/2016	$20.23	19.63%	1.07%	1.02%	1.25%	26%	$15,026
Year Ended 12/31/2015	$16.91	(5.16%)	1.06%	1.02%	1.32%	13%	$11,918
Year Ended 12/31/2014	$17.83	11.23%	1.07%	1.01%	1.02%	7%	$11,006
Year Ended 12/31/2013	$16.03	37.72%	1.08%	1.01%	1.09%	15%	$5,475
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$24.10	(2.11%)	0.85% (c)	0.85% (c)	1.42% (c)	6%	$54,631
Year Ended 12/31/2017	$24.62	20.81%	0.89%	0.88%	1.22%	8%	$56,053
Year Ended 12/31/2016	$20.38	19.81%	0.95%	0.89%	1.39%	26%	$45,889
Year Ended 12/31/2015	$17.01	(5.02%)	0.94%	0.89%	1.42%	13%	$47,307
Year Ended 12/31/2014	$17.91	11.38%	0.94%	0.88%	1.13%	7%	$69,726
Year Ended 12/31/2013	$16.08	37.79%	0.96%	0.89%	1.21%	15%	$60,335
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
14	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.71% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
16	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.75%	0.76%
Class 2	1.00	1.01
Class 3	0.875	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $78,738,319 and $110,421,120, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 99.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
18	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	19

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large-Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
20	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	21

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
22	Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large-Cap Value Fund | Semiannual Report 2018	23

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Columbia Variable Portfolio – Select Large-Cap Value Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6473 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Income Opportunities Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Portfolio Manager
Managed Fund since 2004
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-1.80	0.05	4.64	7.35
Class 2*	05/03/10	-1.94	-0.35	4.40	7.11
Class 3	06/01/04	-1.92	-0.08	4.51	7.24
ICE BofAML BB-B US Cash Pay High Yield Constrained Index		-0.46	1.86	5.32	7.35
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The ICE BofAML BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	0.0 (a)
Convertible Bonds	0.0 (a)
Corporate Bonds & Notes	94.4
Money Market Funds	3.4
Senior Loans	2.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
BBB rating	1.3
BB rating	49.2
B rating	46.2
CCC rating	2.9
Not rated	0.4
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	982.00	1,021.24	3.66	3.73	0.74
Class 2	1,000.00	1,000.00	980.60	1,020.00	4.89	4.99	0.99
Class 3	1,000.00	1,000.00	980.80	1,020.64	4.25	4.33	0.86
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Lear Corp.	362	67,263
Media —%
Haights Cross Communications, Inc.(a),(b),(c),(d)	27,056	0
Loral Space & Communications, Inc.(b)	6	226
Ziff Davis Holdings, Inc.(a),(b),(d)	553	5
Total		231
Total Consumer Discretionary		67,494
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,277	26,600
Total Industrials		26,600
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		94,094

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	296,350	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 93.6%

Aerospace & Defense 1.7%
Bombardier, Inc.(f)
12/01/2021	8.750%	786,000	866,670
01/15/2023	6.125%	465,000	465,923
03/15/2025	7.500%	285,000	296,532
TransDigm, Inc.
05/15/2025	6.500%	728,000	736,111
06/15/2026	6.375%	3,653,000	3,620,675
Total			5,985,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.4%
Delphi Technologies PLC(f)
10/01/2025	5.000%	819,000	782,567
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	200,000	191,512
09/15/2026	4.750%	452,000	427,290
Total			1,401,369
Banking 0.8%
Ally Financial, Inc.
11/01/2031	8.000%	2,280,000	2,712,774
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	186,000	192,338
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(f)
12/15/2023	5.750%	397,000	407,006
05/15/2026	5.875%	1,095,000	1,076,915
Beacon Roofing Supply, Inc.(f)
11/01/2025	4.875%	1,544,000	1,422,685
HD Supply, Inc.(f)
04/15/2024	5.750%	603,000	632,375
James Hardie International Finance DAC(f)
01/15/2025	4.750%	308,000	300,540
U.S. Concrete, Inc.
06/01/2024	6.375%	165,000	165,711
Total			4,005,232
Cable and Satellite 10.1%
Altice U.S. Finance I Corp.(f)
07/15/2023	5.375%	1,899,000	1,888,865
05/15/2026	5.500%	614,000	592,718
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	913,000	883,685
05/01/2027	5.125%	4,765,000	4,458,010
Cequel Communications Holdings I LLC/Capital Corp.(f)
04/01/2028	7.500%	1,688,000	1,710,967
CSC Holdings LLC(f)
10/15/2025	6.625%	3,411,000	3,489,954
04/15/2027	5.500%	1,154,000	1,101,897
02/01/2028	5.375%	694,000	641,634
DISH DBS Corp.
11/15/2024	5.875%	1,905,000	1,615,091
07/01/2026	7.750%	3,150,000	2,760,714
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hughes Satellite Systems Corp.
06/15/2019	6.500%	1,640,000	1,676,957
Sirius XM Radio, Inc.(f)
04/15/2025	5.375%	265,000	262,209
07/15/2026	5.375%	1,927,000	1,854,942
08/01/2027	5.000%	1,161,000	1,081,589
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	2,710,000	2,739,566
Videotron Ltd.(f)
04/15/2027	5.125%	776,000	755,327
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	3,741,000	3,461,768
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	1,806,000	1,667,583
Ziggo Secured Finance BV(f)
01/15/2027	5.500%	2,121,000	1,983,084
Total			34,626,560
Chemicals 2.6%
Angus Chemical Co.(f)
02/15/2023	8.750%	944,000	986,482
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	653,000	648,159
Chemours Co. (The)
05/15/2023	6.625%	949,000	995,623
INEOS Group Holdings SA(f)
08/01/2024	5.625%	442,000	435,407
Koppers, Inc.(f)
02/15/2025	6.000%	289,000	289,396
Olin Corp.
02/01/2030	5.000%	578,000	546,026
Platform Specialty Products Corp.(f)
02/01/2022	6.500%	785,000	798,889
12/01/2025	5.875%	1,271,000	1,242,621
PQ Corp.(f)
11/15/2022	6.750%	1,505,000	1,580,417
12/15/2025	5.750%	729,000	717,267
SPCM SA(f)
09/15/2025	4.875%	597,000	570,219
Venator Finance SARL/Materials LLC(f)
07/15/2025	5.750%	178,000	170,533
Total			8,981,039
Construction Machinery 1.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	361,000	354,745
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	301,000	291,995
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
10/15/2025	4.625%	216,000	206,359
09/15/2026	5.875%	1,908,000	1,921,589
05/15/2027	5.500%	232,000	225,103
01/15/2028	4.875%	1,236,000	1,145,902
Total			4,145,693
Consumer Cyclical Services 1.1%
APX Group, Inc.
12/01/2022	7.875%	1,591,000	1,576,909
IHS Markit Ltd.(f)
11/01/2022	5.000%	899,000	908,245
Interval Acquisition Corp.
04/15/2023	5.625%	1,254,000	1,263,696
Total			3,748,850
Consumer Products 2.1%
Energizer Gamma Acquisition, Inc.(f),(g)
07/15/2026	6.375%	302,000	306,882
Mattel, Inc.(f)
12/31/2025	6.750%	865,000	842,069
Prestige Brands, Inc.(f)
03/01/2024	6.375%	1,563,000	1,551,370
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,399,000	1,446,688
12/15/2026	5.250%	184,000	176,167
Spectrum Brands, Inc.
07/15/2025	5.750%	2,049,000	2,023,783
Valvoline, Inc.
08/15/2025	4.375%	795,000	739,720
Total			7,086,679
Diversified Manufacturing 1.0%
Apergy Corp.(f)
05/01/2026	6.375%	1,043,000	1,060,135
BWX Technologies, Inc.(f)
07/15/2026	5.375%	259,000	262,307
Gates Global LLC/Co.(f)
07/15/2022	6.000%	77,000	77,946
SPX FLOW, Inc.(f)
08/15/2024	5.625%	230,000	228,288
08/15/2026	5.875%	852,000	842,199
TriMas Corp.(f)
10/15/2025	4.875%	126,000	120,724
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	494,325

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	409,000	448,746
Total			3,534,670
Electric 4.0%
AES Corp.
03/15/2023	4.500%	624,000	617,400
09/01/2027	5.125%	1,218,000	1,216,195
Calpine Corp.
01/15/2025	5.750%	1,018,000	932,095
Calpine Corp.(f)
06/01/2026	5.250%	287,000	270,636
NextEra Energy Operating Partners LP(f)
09/15/2027	4.500%	923,000	863,005
NRG Energy, Inc.
05/01/2024	6.250%	400,000	411,591
01/15/2027	6.625%	1,288,000	1,322,174
NRG Energy, Inc.(f)
01/15/2028	5.750%	307,000	302,845
NRG Yield Operating LLC
08/15/2024	5.375%	3,178,000	3,178,658
09/15/2026	5.000%	606,000	579,571
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	963,000	963,714
TerraForm Power Operating LLC(f)
01/31/2028	5.000%	1,478,000	1,402,680
Vistra Energy Corp.
11/01/2024	7.625%	815,000	871,518
Vistra Energy Corp.(f)
01/30/2026	8.125%	603,000	655,680
Total			13,587,762
Finance Companies 3.0%
Avolon Holdings Funding Ltd.(f)
01/15/2023	5.500%	1,038,000	1,038,006
iStar, Inc.
04/01/2022	6.000%	727,000	727,408
Navient Corp.
06/15/2022	6.500%	1,023,000	1,046,016
10/25/2024	5.875%	2,003,000	1,935,781
06/15/2026	6.750%	905,000	884,774
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	979,000	952,512
Quicken Loans, Inc.(f)
05/01/2025	5.750%	1,013,000	992,667
01/15/2028	5.250%	555,000	512,095
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2023	5.625%	550,000	547,037
03/15/2025	6.875%	848,000	842,658
03/15/2026	7.125%	836,000	832,082
Total			10,311,036
Food and Beverage 3.0%
B&G Foods, Inc.
04/01/2025	5.250%	2,390,000	2,252,984
FAGE International SA/U.S.A. Dairy Industry, Inc.(f)
08/15/2026	5.625%	1,308,000	1,203,674
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	352,000	342,652
11/01/2026	4.875%	1,264,000	1,229,217
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	180,000	189,609
Post Holdings, Inc.(f)
03/01/2025	5.500%	368,000	360,054
08/15/2026	5.000%	1,366,000	1,267,718
03/01/2027	5.750%	3,000,000	2,910,390
01/15/2028	5.625%	431,000	403,800
Total			10,160,098
Gaming 5.4%
Boyd Gaming Corp.
05/15/2023	6.875%	824,000	865,772
Boyd Gaming Corp.(f)
08/15/2026	6.000%	726,000	718,610
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	945,836
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,724,000	1,706,246
06/01/2028	5.750%	581,000	584,877
International Game Technology PLC(f)
02/15/2025	6.500%	2,688,000	2,776,298
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	1,083,000	1,115,049
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	355,809
01/15/2028	4.500%	533,000	483,118
MGM Resorts International
12/15/2021	6.625%	1,946,000	2,048,920
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	716,000	676,573
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	740,000	736,474
Scientific Games International, Inc.(f)
10/15/2025	5.000%	1,559,000	1,484,547

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seminole Tribe of Florida, Inc.(f)
10/01/2020	7.804%	735,000	735,000
Stars Group Holdings BV/Co-Borrower LLC(f),(g)
07/15/2026	7.000%	495,000	500,157
Tunica-Biloxi Gaming Authority(f)
12/15/2020	3.780%	5,672,901	1,375,679
Wynn Las Vegas LLC/Capital Corp.(f)
03/01/2025	5.500%	1,131,000	1,104,822
05/15/2027	5.250%	148,000	138,439
Total			18,352,226
Health Care 6.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	1,063,000	1,091,822
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	1,198,000	1,132,003
Charles River Laboratories International, Inc.(f)
04/01/2026	5.500%	321,000	323,753
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	923,000	845,427
DaVita, Inc.
05/01/2025	5.000%	1,530,000	1,439,501
Envision Healthcare Corp.(f)
12/01/2024	6.250%	762,000	811,386
Fresenius Medical Care U.S. Finance II, Inc.(f)
10/15/2024	4.750%	2,295,000	2,364,633
HCA, Inc.
05/01/2023	4.750%	2,346,000	2,338,268
04/15/2025	5.250%	2,064,000	2,072,820
06/15/2026	5.250%	1,405,000	1,398,385
02/15/2027	4.500%	1,250,000	1,181,900
Hill-Rom Holdings, Inc.(f)
02/15/2025	5.000%	527,000	516,224
Hologic, Inc.(f)
10/15/2025	4.375%	973,000	928,310
02/01/2028	4.625%	290,000	275,182
IQVIA, Inc.(f)
05/15/2023	4.875%	909,000	918,645
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	1,550,000	1,585,297
Teleflex, Inc.
06/01/2026	4.875%	368,000	361,218
11/15/2027	4.625%	599,000	565,974
Tenet Healthcare Corp.(f)
07/15/2024	4.625%	1,145,000	1,086,122
05/01/2025	5.125%	635,000	604,538
Total			21,841,408
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.1%
Centene Corp.
01/15/2025	4.750%	1,045,000	1,039,229
Centene Escrow I Corp.(f)
06/01/2026	5.375%	967,000	979,879
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,752,000	1,742,028
Total			3,761,136
Home Construction 1.1%
Lennar Corp.
06/01/2026	5.250%	656,000	642,775
06/15/2027	5.000%	739,000	706,230
11/29/2027	4.750%	374,000	350,712
Meritage Homes Corp.
04/01/2022	7.000%	491,000	529,955
06/01/2025	6.000%	599,000	608,123
06/06/2027	5.125%	568,000	526,783
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	551,000	548,991
Total			3,913,569
Independent Energy 7.8%
Callon Petroleum Co.
10/01/2024	6.125%	420,000	424,723
Callon Petroleum Co.(f)
07/01/2026	6.375%	1,196,000	1,198,941
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,276,000	1,292,638
Centennial Resource Production LLC(f)
01/15/2026	5.375%	382,000	371,594
Chaparral Energy, Inc.(f)
07/15/2023	8.750%	511,000	515,604
CrownRock LP/Finance, Inc.(f)
10/15/2025	5.625%	1,922,000	1,857,551
Diamondback Energy, Inc.
11/01/2024	4.750%	258,000	251,646
05/31/2025	5.375%	1,459,000	1,459,789
Diamondback Energy, Inc.(f)
05/31/2025	5.375%	358,000	356,872
Endeavor Energy Resources LP/Finance, Inc.(f)
01/30/2026	5.500%	170,000	164,900
01/30/2028	5.750%	2,233,000	2,182,554
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	621,000	650,343
02/01/2026	5.625%	490,000	469,757
Halcon Resources Corp.
02/15/2025	6.750%	460,000	430,149

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Natural Resources LLC(f)
02/15/2026	6.875%	609,000	590,901
Jagged Peak Energy LLC(f)
05/01/2026	5.875%	902,000	888,795
Laredo Petroleum, Inc.
03/15/2023	6.250%	2,754,000	2,762,042
Parsley Energy LLC/Finance Corp.(f)
06/01/2024	6.250%	632,000	659,023
08/15/2025	5.250%	1,284,000	1,262,139
10/15/2027	5.625%	1,580,000	1,568,513
PDC Energy, Inc.
09/15/2024	6.125%	1,205,000	1,229,100
RSP Permian, Inc.
01/15/2025	5.250%	653,000	699,196
SM Energy Co.
06/01/2025	5.625%	268,000	257,353
09/15/2026	6.750%	2,028,000	2,040,904
Whiting Petroleum Corp.(f)
01/15/2026	6.625%	865,000	890,886
WPX Energy, Inc.
01/15/2022	6.000%	452,000	470,069
09/15/2024	5.250%	1,117,000	1,104,255
06/01/2026	5.750%	441,000	440,251
Total			26,490,488
Leisure 0.8%
Boyne U.S.A., Inc.(f)
05/01/2025	7.250%	534,000	556,737
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	785,000	773,225
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	512,000	495,398
03/15/2026	5.625%	310,000	308,938
Viking Cruises Ltd.(f)
09/15/2027	5.875%	607,000	576,494
Total			2,710,792
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(f)
05/01/2026	5.125%	672,000	661,326
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	373,000	383,080
Total			1,044,406
Media and Entertainment 2.8%
Match Group, Inc.
06/01/2024	6.375%	1,502,000	1,579,515
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(f)
12/15/2027	5.000%	535,000	497,487
Netflix, Inc.
02/15/2025	5.875%	886,000	908,108
11/15/2026	4.375%	282,000	265,147
Netflix, Inc.(f)
04/15/2028	4.875%	1,364,000	1,297,916
11/15/2028	5.875%	2,674,000	2,703,133
Nielsen Luxembourg SARL(f)
02/01/2025	5.000%	883,000	842,710
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,365,000	1,374,995
Ziff Davis Media, Inc.(a),(c),(d),(e)
12/15/2011	0.000%	68,749	0
Total			9,469,011
Metals and Mining 4.2%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	376,000	396,374
09/30/2026	7.000%	298,000	317,718
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	819,000	843,221
Constellium NV(f)
02/15/2026	5.875%	1,622,000	1,564,252
Freeport-McMoRan, Inc.
03/15/2043	5.450%	3,634,000	3,187,207
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	577,000	601,402
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	242,000	250,488
01/15/2025	7.625%	1,280,000	1,340,896
Novelis Corp.(f)
08/15/2024	6.250%	399,000	398,912
09/30/2026	5.875%	1,796,000	1,721,301
Steel Dynamics, Inc.
09/15/2025	4.125%	302,000	290,360
Teck Resources Ltd.
07/15/2041	6.250%	3,481,000	3,472,374
Total			14,384,505
Midstream 6.5%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	988,000	979,142
DCP Midstream Operating LP
04/01/2044	5.600%	536,000	506,578
Delek Logistics Partners LP
05/15/2025	6.750%	746,000	749,820

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Equity LP
03/15/2023	4.250%	751,000	725,908
06/01/2027	5.500%	3,370,000	3,369,815
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	897,000	907,495
NGPL PipeCo LLC(f)
08/15/2022	4.375%	340,000	336,847
12/15/2037	7.768%	2,313,000	2,743,498
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	169,613
NuStar Logistics LP
04/28/2027	5.625%	798,000	771,840
Rockies Express Pipeline LLC(f)
04/15/2040	6.875%	1,542,000	1,766,427
Rockpoint Gas Storage Canada Ltd.(f)
03/31/2023	7.000%	682,000	682,007
Sunoco LP/Finance Corp.(f)
01/15/2023	4.875%	349,000	334,994
02/15/2026	5.500%	822,000	778,609
03/15/2028	5.875%	138,000	130,424
Tallgrass Energy Partners LP/Finance Corp.(f)
09/15/2024	5.500%	318,000	323,869
01/15/2028	5.500%	921,000	909,325
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,825,000	1,751,710
02/01/2027	5.375%	2,796,000	2,723,969
Targa Resources Partners LP/Finance Corp.(f)
01/15/2028	5.000%	825,000	768,143
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	804,000	810,836
Total			22,240,869
Oil Field Services 1.8%
Calfrac Holdings LP(f)
06/15/2026	8.500%	759,000	759,907
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	438,000	454,574
Nabors Industries, Inc.(f)
02/01/2025	5.750%	1,858,000	1,763,366
Rowan Companies, Inc.
01/15/2024	4.750%	526,000	454,254
SESI LLC
09/15/2024	7.750%	934,000	959,749
Transocean Guardian Ltd.(f),(g)
01/15/2024	5.875%	461,000	459,321
Transocean, Inc.(f)
01/15/2026	7.500%	341,000	347,018
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S.A. Compression Partners LP/Finance Corp.(f)
04/01/2026	6.875%	800,000	828,002
Total			6,026,191
Other Industry 0.3%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	948,000	905,480
WeWork Companies, Inc.(f)
05/01/2025	7.875%	268,000	256,683
Total			1,162,163
Other REIT 0.5%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	508,000	507,888
03/15/2027	5.375%	1,301,000	1,293,259
Total			1,801,147
Packaging 3.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(f)
09/15/2022	4.250%	1,244,000	1,219,460
05/15/2024	7.250%	3,573,000	3,713,162
02/15/2025	6.000%	798,000	775,809
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,467,125
Crown Americas LLC/Capital Corp. VI(f)
02/01/2026	4.750%	526,000	500,263
Multi-Color Corp.(f)
11/01/2025	4.875%	926,000	863,031
Owens-Brockway Glass Container, Inc.(f)
08/15/2025	6.375%	732,000	750,300
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	1,437,000	1,419,239
Total			10,708,389
Pharmaceuticals 2.3%
Catalent Pharma Solutions, Inc.(f)
01/15/2026	4.875%	569,000	547,571
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	2,618,000	2,605,811
Valeant Pharmaceuticals International, Inc.(f)
12/01/2021	5.625%	550,000	541,418
03/15/2024	7.000%	1,261,000	1,321,974
04/01/2026	9.250%	2,595,000	2,695,857
Total			7,712,631
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(e),(f)
12/01/2097	0.000%	30,000	7

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumbermens Mutual Casualty Co.(e)
Subordinated
07/01/2026	0.000%	645,000	152
Total			159
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(f)
10/15/2025	5.000%	2,125,000	2,013,265
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(f)
06/01/2027	4.750%	139,000	131,160
Total			2,144,425
Retailers 0.5%
L Brands, Inc.
11/01/2035	6.875%	941,000	829,250
Penske Automotive Group, Inc.
12/01/2024	5.375%	389,000	383,999
05/15/2026	5.500%	457,000	448,711
Total			1,661,960
Technology 5.1%
Camelot Finance SA(f)
10/15/2024	7.875%	1,129,000	1,139,977
CDK Global, Inc.
06/15/2026	5.875%	161,000	164,107
06/01/2027	4.875%	716,000	687,621
Equinix, Inc.
01/15/2026	5.875%	1,703,000	1,723,038
05/15/2027	5.375%	1,784,000	1,779,479
First Data Corp.(f)
01/15/2024	5.750%	3,299,000	3,302,817
Gartner, Inc.(f)
04/01/2025	5.125%	1,146,000	1,139,911
Iron Mountain, Inc.(f)
09/15/2027	4.875%	655,000	605,646
03/15/2028	5.250%	1,248,000	1,156,956
MSCI, Inc.(f)
08/01/2026	4.750%	566,000	550,458
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,721,887
Qualitytech LP/QTS Finance Corp.(f)
11/15/2025	4.750%	1,403,000	1,314,751
Symantec Corp.(f)
04/15/2025	5.000%	1,430,000	1,387,654
VeriSign, Inc.
07/15/2027	4.750%	617,000	589,825
Total			17,264,127
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	269,000	261,710
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	1,319,000	1,207,643
Hertz Corp. (The)(f)
06/01/2022	7.625%	943,000	905,270
Total			2,374,623
Wireless 7.5%
Altice France SA(f)
05/15/2024	6.250%	414,000	402,138
05/01/2026	7.375%	4,121,000	4,028,414
SBA Communications Corp.
09/01/2024	4.875%	3,303,000	3,165,463
Sprint Communications, Inc.(f)
03/01/2020	7.000%	6,194,000	6,428,567
Sprint Corp.
06/15/2024	7.125%	2,399,000	2,418,955
02/15/2025	7.625%	2,159,000	2,203,948
03/01/2026	7.625%	1,214,000	1,237,962
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,159,000	3,261,462
02/01/2026	4.500%	603,000	562,632
02/01/2028	4.750%	992,000	918,189
Wind Tre SpA(f)
01/20/2026	5.000%	1,068,000	838,811
Total			25,466,541
Wirelines 2.5%
CenturyLink, Inc.
03/15/2022	5.800%	1,295,000	1,281,897
04/01/2024	7.500%	2,750,000	2,824,646
Frontier Communications Corp.(f)
04/01/2026	8.500%	432,000	416,936
Telecom Italia Capital SA
09/30/2034	6.000%	1,760,000	1,675,248
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	2,388,000	2,345,854
Total			8,544,581
Total Corporate Bonds & Notes (Cost $326,055,031)			319,555,358

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Senior Loans 2.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
Serta Simmons Bedding LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	1,021,248	682,960
Independent Energy 0.3%
Chesapeake Energy Corp.(h),(i)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.594%	892,617	932,972
Pharmaceuticals 1.0%
Valeant Pharmaceuticals International, Inc.(h),(i),(j)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	4.982%	3,225,297	3,212,202
Property & Casualty 0.5%
Hub International Limited(h),(i)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.360%	1,787,000	1,775,170
Technology 0.2%
Ascend Learning LLC(h),(i)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.094%	291,795	290,701
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Genesys Telecommunications Laboratories, Inc.(h),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.594%	319,966	319,566
Hyland Software, Inc.(h),(i)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.344%	203,896	204,108
Total			814,375
Total Senior Loans (Cost $7,757,277)			7,417,679

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(k),(l)	11,544,172	11,544,172
Total Money Market Funds (Cost $11,544,126)		11,544,172
Total Investments in Securities (Cost: $345,688,420)		338,611,303
Other Assets & Liabilities, Net		2,784,039
Net Assets		341,395,342

At June 30, 2018, securities and/or cash totaling $260,400 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(248)	09/2018	USD	(29,920,349)	—	(247,124)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $5, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2018, the value of these securities amounted to $159, which represents less than 0.01% of net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $179,399,024, which represents 52.55% of net assets.
(g)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(i)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	21,781,989	44,409,087	(54,646,904)	11,544,172	41	(66)	102,397	11,544,172
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	67,489	—	5	—	67,494
Industrials	26,600	—	—	—	26,600
Utilities	—	—	0*	—	0*
Total Common Stocks	94,089	—	5	—	94,094
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	319,555,358	0*	—	319,555,358
Senior Loans	—	7,417,679	—	—	7,417,679
Money Market Funds	—	—	—	11,544,172	11,544,172
Total Investments in Securities	94,089	326,973,037	5	11,544,172	338,611,303
Investments in Derivatives
Liability
Futures Contracts	(247,124)	—	—	—	(247,124)
Total	(153,035)	326,973,037	5	11,544,172	338,364,179

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,542,240	—	—	1,542,240
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $334,144,294)	$327,067,131
Affiliated issuers (cost $11,544,126)	11,544,172
Cash	16,302
Margin deposits on:
Futures contracts	260,400
Receivable for:
Investments sold	341,739
Capital shares sold	169,666
Dividends	18,575
Interest	5,340,278
Foreign tax reclaims	23,868
Expense reimbursement due from Investment Manager	11,962
Total assets	344,794,093
Liabilities
Payable for:
Investments purchased	396,750
Investments purchased on a delayed delivery basis	2,219,465
Capital shares purchased	334,132
Management services fees	180,052
Distribution and/or service fees	24,542
Service fees	18,417
Compensation of board members	162,599
Compensation of chief compliance officer	40
Other expenses	62,754
Total liabilities	3,398,751
Net assets applicable to outstanding capital stock	$341,395,342
Represented by
Paid in capital	344,800,414
Undistributed net investment income	8,148,853
Accumulated net realized loss	(4,229,684)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(7,077,163)
Investments - affiliated issuers	46
Futures contracts	(247,124)
Total - representing net assets applicable to outstanding capital stock	$341,395,342
Class 1
Net assets	$133,590,617
Shares outstanding	18,960,802
Net asset value per share	$7.05
Class 2
Net assets	$35,260,064
Shares outstanding	5,028,625
Net asset value per share	$7.01
Class 3
Net assets	$172,544,661
Shares outstanding	24,339,741
Net asset value per share	$7.09
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,217
Dividends — affiliated issuers	102,397
Interest	9,896,953
Total income	10,001,567
Expenses:
Management services fees	1,166,269
Distribution and/or service fees
Class 2	45,135
Class 3	117,026
Service fees	85,266
Compensation of board members	11,911
Custodian fees	8,055
Printing and postage fees	33,607
Audit fees	19,496
Legal fees	5,068
Compensation of chief compliance officer	37
Other	4,438
Total expenses	1,496,308
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(19,746)
Total net expenses	1,476,562
Net investment income	8,525,005
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,198,050
Investments — affiliated issuers	41
Futures contracts	784,753
Swap contracts	65,458
Net realized gain	2,048,302
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,892,594)
Investments — affiliated issuers	(66)
Futures contracts	(285,021)
Swap contracts	(138,155)
Net change in unrealized appreciation (depreciation)	(17,315,836)
Net realized and unrealized loss	(15,267,534)
Net decrease in net assets resulting from operations	$(6,742,529)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$8,525,005	$17,082,786
Net realized gain	2,048,302	3,000,007
Net change in unrealized appreciation (depreciation)	(17,315,836)	2,924,973
Net increase (decrease) in net assets resulting from operations	(6,742,529)	23,007,766
Distributions to shareholders
Net investment income
Class 1	(6,716,400)	(7,678,165)
Class 2	(1,694,254)	(2,138,220)
Class 3	(8,449,722)	(12,970,314)
Total distributions to shareholders	(16,860,376)	(22,786,699)
Decrease in net assets from capital stock activity	(3,695,715)	(1,469,211)
Total decrease in net assets	(27,298,620)	(1,248,144)
Net assets at beginning of period	368,693,962	369,942,106
Net assets at end of period	$341,395,342	$368,693,962
Undistributed net investment income	$8,148,853	$16,484,224
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	818,492	6,122,799	2,420,615	18,512,822
Distributions reinvested	954,034	6,716,400	1,034,793	7,678,165
Redemptions	(316,132)	(2,354,288)	(828,283)	(6,325,846)
Net increase	1,456,394	10,484,911	2,627,125	19,865,141
Class 2
Subscriptions	266,622	1,982,088	675,781	5,142,174
Distributions reinvested	241,691	1,694,254	289,732	2,138,220
Redemptions	(349,615)	(2,587,846)	(494,533)	(3,744,308)
Net increase	158,698	1,088,496	470,980	3,536,086
Class 3
Subscriptions	157,873	1,200,605	256,165	1,970,605
Distributions reinvested	1,191,780	8,449,722	1,738,648	12,970,314
Redemptions	(3,322,767)	(24,919,449)	(5,190,121)	(39,811,357)
Net decrease	(1,973,114)	(15,269,122)	(3,195,308)	(24,870,438)
Total net decrease	(358,022)	(3,695,715)	(97,203)	(1,469,211)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$7.56	0.18	(0.32)	(0.14)	(0.37)	—	—	(0.37)
Year Ended 12/31/2017	$7.56	0.35	0.14	0.49	(0.49)	—	—	(0.49)
Year Ended 12/31/2016	$8.07	0.40	0.41	0.81	(0.93)	(0.39)	—	(1.32)
Year Ended 12/31/2015	$9.06	0.43	(0.49)	(0.06)	(0.85)	(0.08)	—	(0.93)
Year Ended 12/31/2014	$8.71	0.45	(0.10)	0.35	—	—	—	—
Year Ended 12/31/2013	$10.51	0.52	(0.06)	0.46	(1.38)	(0.59)	(0.29)	(2.26)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$7.51	0.17	(0.32)	(0.15)	(0.35)	—	—	(0.35)
Year Ended 12/31/2017	$7.52	0.33	0.13	0.46	(0.47)	—	—	(0.47)
Year Ended 12/31/2016	$8.02	0.38	0.42	0.80	(0.91)	(0.39)	—	(1.30)
Year Ended 12/31/2015	$9.01	0.40	(0.47)	(0.07)	(0.84)	(0.08)	—	(0.92)
Year Ended 12/31/2014	$8.69	0.44	(0.12)	0.32	—	—	—	—
Year Ended 12/31/2013	$10.46	0.49	(0.04)	0.45	(1.34)	(0.59)	(0.29)	(2.22)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$7.60	0.18	(0.33)	(0.15)	(0.36)	—	—	(0.36)
Year Ended 12/31/2017	$7.60	0.35	0.13	0.48	(0.48)	—	—	(0.48)
Year Ended 12/31/2016	$8.10	0.38	0.43	0.81	(0.92)	(0.39)	—	(1.31)
Year Ended 12/31/2015	$9.08	0.42	(0.48)	(0.06)	(0.84)	(0.08)	—	(0.92)
Year Ended 12/31/2014	$8.75	0.45	(0.12)	0.33	—	—	—	—
Year Ended 12/31/2013	$10.53	0.51	(0.06)	0.45	(1.35)	(0.59)	(0.29)	(2.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$7.05	(1.80%)	0.75% (c)	0.74% (c)	4.89% (c)	26%	$133,591
Year Ended 12/31/2017	$7.56	6.56%	0.76%	0.76%	4.66%	50%	$132,262
Year Ended 12/31/2016	$7.56	10.93%	0.74%	0.74%	4.99%	48%	$112,544
Year Ended 12/31/2015	$8.07	(1.00%)	0.73%	0.72%	4.85%	52%	$328,741
Year Ended 12/31/2014	$9.06	4.02%	0.71%	0.71%	5.04%	59%	$843,225
Year Ended 12/31/2013	$8.71	5.09%	0.72%	0.71%	5.59%	56%	$808,379
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$7.01	(1.94%)	1.00% (c)	0.99% (c)	4.64% (c)	26%	$35,260
Year Ended 12/31/2017	$7.51	6.20%	1.01%	1.01%	4.41%	50%	$36,579
Year Ended 12/31/2016	$7.52	10.80%	0.98%	0.98%	4.72%	48%	$33,095
Year Ended 12/31/2015	$8.02	(1.21%)	0.99%	0.98%	4.62%	52%	$111,563
Year Ended 12/31/2014	$9.01	3.68%	0.96%	0.90%	4.86%	59%	$128,476
Year Ended 12/31/2013	$8.69	5.01%	0.97%	0.78%	5.54%	56%	$139,973
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$7.09	(1.92%)	0.87% (c)	0.86% (c)	4.75% (c)	26%	$172,545
Year Ended 12/31/2017	$7.60	6.39%	0.88%	0.88%	4.55%	50%	$199,852
Year Ended 12/31/2016	$7.60	10.86%	0.87%	0.87%	4.86%	48%	$224,303
Year Ended 12/31/2015	$8.10	(1.02%)	0.86%	0.85%	4.74%	52%	$154,637
Year Ended 12/31/2014	$9.08	3.77%	0.84%	0.84%	4.92%	59%	$186,448
Year Ended 12/31/2013	$8.75	5.02%	0.85%	0.84%	5.45%	56%	$215,401
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	21

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
22	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
24	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage cash flows. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	247,124*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	65,458	65,458
Interest rate risk	784,753	—	784,753
Total	784,753	65,458	850,211

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(138,155)	(138,155)
Interest rate risk	(285,021)	—	(285,021)
Total	(285,021)	(138,155)	(423,176)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	33,890,068*
Credit default swap contracts — sell protection	4,725,275**

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
26	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
28	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.72%	0.76%
Class 2	0.97	1.01
Class 3	0.845	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
345,688,000	3,229,000	(10,553,000)	(7,324,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	1,691,930	4,446,035	6,137,965
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
30	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $88,387,381 and $87,457,971, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 92.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
32	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	33

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
34	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	35

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
36	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2018	37

Columbia Variable Portfolio – Income Opportunities Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6545 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Core Equity Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Brian Condon, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio - Core Equity Fund	09/10/04	3.37	18.04	14.23	10.56
S&P 500 Index		2.65	14.37	13.42	10.17
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Facebook, Inc., Class A	3.9
Microsoft Corp.	3.4
JPMorgan Chase & Co.	3.1
MasterCard, Inc., Class A	2.6
Pfizer, Inc.	2.5
Boeing Co. (The)	2.5
Cisco Systems, Inc.	2.4
Adobe Systems, Inc.	2.3
Apple, Inc.	2.3
ConocoPhillips	2.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	97.5
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	12.5
Consumer Staples	6.6
Energy	5.9
Financials	14.1
Health Care	14.6
Industrials	9.2
Information Technology	26.6
Materials	3.0
Real Estate	2.6
Telecommunication Services	1.7
Utilities	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Core Equity Fund	1,000.00	1,000.00	1,033.70	1,022.94	2.03	2.02	0.40
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Consumer Discretionary 12.2%
Hotels, Restaurants & Leisure 1.5%
Marriott International, Inc., Class A	17,500	2,215,500
Royal Caribbean Cruises Ltd.	8,100	839,160
Total		3,054,660
Household Durables 0.5%
PulteGroup, Inc.	36,300	1,043,625
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.(a)	1,485	2,524,203
Booking Holdings, Inc.(a)	650	1,317,609
Total		3,841,812
Media 2.1%
Charter Communications, Inc., Class A(a)	1,600	469,136
Comcast Corp., Class A	75,110	2,464,359
News Corp., Class A	86,300	1,337,650
Total		4,271,145
Multiline Retail 1.5%
Kohl’s Corp.	38,100	2,777,490
Target Corp.	4,500	342,540
Total		3,120,030
Specialty Retail 3.0%
Best Buy Co., Inc.	50,600	3,773,748
Foot Locker, Inc.	4,300	226,395
Home Depot, Inc. (The)	10,450	2,038,795
Total		6,038,938
Textiles, Apparel & Luxury Goods 1.7%
Ralph Lauren Corp.	27,400	3,444,728
Total Consumer Discretionary		24,814,938
Consumer Staples 6.4%
Food & Staples Retailing 3.1%
Walgreens Boots Alliance, Inc.	57,300	3,438,859
Walmart, Inc.	34,100	2,920,665
Total		6,359,524
Food Products 1.3%
Tyson Foods, Inc., Class A	39,600	2,726,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Kimberly-Clark Corp.	22,800	2,401,752
Tobacco 0.8%
Altria Group, Inc.	28,015	1,590,972
Total Consumer Staples		13,078,708
Energy 5.8%
Energy Equipment & Services 0.6%
National Oilwell Varco, Inc.	25,500	1,106,700
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp.(b)	8,345	1,055,058
ConocoPhillips	64,645	4,500,585
Marathon Petroleum Corp.	18,700	1,311,992
Valero Energy Corp.	34,135	3,783,182
Total		10,650,817
Total Energy		11,757,517
Financials 13.8%
Banks 6.9%
Bank of America Corp.	62,700	1,767,513
Citigroup, Inc.	66,500	4,450,180
Citizens Financial Group, Inc.	19,500	758,550
Fifth Third Bancorp	31,500	904,050
JPMorgan Chase & Co.	59,800	6,231,160
Total		14,111,453
Capital Markets 4.5%
BlackRock, Inc.	5,425	2,707,292
Moody’s Corp.	1,300	221,728
S&P Global, Inc.	20,050	4,087,995
T. Rowe Price Group, Inc.	18,700	2,170,883
Total		9,187,898
Insurance 2.4%
Allstate Corp. (The)	35,500	3,240,085
Prudential Financial, Inc.	16,800	1,570,968
Total		4,811,053
Total Financials		28,110,404
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.2%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.(a)	8,650	1,073,897
Biogen, Inc.(a)	4,200	1,219,008
BioMarin Pharmaceutical, Inc.(a)	9,350	880,770
Gilead Sciences, Inc.	13,100	928,004
TESARO, Inc.(a)	3,800	168,986
Vertex Pharmaceuticals, Inc.(a)	6,560	1,114,938
Total		5,385,603
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	22,500	1,372,275
Baxter International, Inc.	39,800	2,938,832
Total		4,311,107
Health Care Providers & Services 3.0%
Envision Healthcare Corp.(a)	4,700	206,847
Express Scripts Holding Co.(a)	43,000	3,320,030
Humana, Inc.	4,775	1,421,183
McKesson Corp.	8,600	1,147,240
Total		6,095,300
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	73,500	4,067,490
Eli Lilly & Co.	47,200	4,027,576
Pfizer, Inc.	138,520	5,025,506
Total		13,120,572
Total Health Care		28,912,582
Industrials 9.0%
Aerospace & Defense 3.5%
Boeing Co. (The)	14,925	5,007,487
General Dynamics Corp.	11,750	2,190,317
Total		7,197,804
Airlines 1.6%
Delta Air Lines, Inc.	64,750	3,207,715
Electrical Equipment 1.3%
Acuity Brands, Inc.	11,300	1,309,331
AMETEK, Inc.	19,900	1,435,984
Total		2,745,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.3%
Honeywell International, Inc.	3,800	547,390
Machinery 0.1%
Cummins, Inc.	900	119,700
Professional Services —%
Nielsen Holdings PLC	3,800	117,534
Road & Rail 0.6%
Kansas City Southern	2,000	211,920
Union Pacific Corp.	6,950	984,676
Total		1,196,596
Trading Companies & Distributors 1.6%
WW Grainger, Inc.	10,475	3,230,490
Total Industrials		18,362,544
Information Technology 26.0%
Communications Equipment 3.4%
Cisco Systems, Inc.	112,615	4,845,823
F5 Networks, Inc.(a)	11,300	1,948,685
Total		6,794,508
Internet Software & Services 6.7%
Alphabet, Inc., Class A(a)	2,015	2,275,318
Facebook, Inc., Class A(a)	39,400	7,656,208
VeriSign, Inc.(a)	26,455	3,635,446
Total		13,566,972
IT Services 3.4%
MasterCard, Inc., Class A	26,200	5,148,824
Visa, Inc., Class A	12,900	1,708,605
Total		6,857,429
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	31,500	1,454,985
Broadcom, Inc.	16,500	4,003,560
KLA-Tencor Corp.	1,800	184,554
Micron Technology, Inc.(a)	12,700	665,988
Total		6,309,087

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.2%
Adobe Systems, Inc.(a)	19,000	4,632,390
Electronic Arts, Inc.(a)	5,000	705,100
Microsoft Corp.	68,830	6,787,326
VMware, Inc., Class A(a)	3,600	529,092
Total		12,653,908
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	24,470	4,529,642
HP, Inc.	32,700	741,963
NetApp, Inc.	16,800	1,319,304
Total		6,590,909
Total Information Technology		52,772,813
Materials 2.9%
Chemicals 2.2%
Eastman Chemical Co.	6,300	629,748
LyondellBasell Industries NV, Class A	34,300	3,767,855
Total		4,397,603
Containers & Packaging 0.3%
Avery Dennison Corp.	3,900	398,190
Packaging Corp. of America	2,700	301,833
Total		700,023
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	49,300	850,918
Total Materials		5,948,544
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	24,700	3,560,999
Host Hotels & Resorts, Inc.	62,000	1,306,340
SBA Communications Corp.(a)	1,400	231,168
Total		5,098,507
Total Real Estate		5,098,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	107,400	3,448,614
Total Telecommunication Services		3,448,614
Utilities 3.1%
Electric Utilities 1.0%
Entergy Corp.	24,000	1,938,960
Independent Power and Renewable Electricity Producers 0.7%
NRG Energy, Inc.	46,800	1,436,760
Multi-Utilities 1.4%
CenterPoint Energy, Inc.	77,000	2,133,670
Public Service Enterprise Group, Inc.	14,300	774,202
Total		2,907,872
Total Utilities		6,283,592
Total Common Stocks (Cost $160,830,547)		198,588,763

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(c),(d)	5,130,555	5,130,555
Total Money Market Funds (Cost $5,130,476)		5,130,555
Total Investments in Securities (Cost: $165,961,023)		203,719,318
Other Assets & Liabilities, Net		(275,355)
Net Assets		203,443,963

At June 30, 2018, securities and/or cash totaling $391,933 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	44	09/2018	USD	5,987,520	—	(110,714)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	2,683,551	13,518,036	(11,071,032)	5,130,555	(33)	79	26,540	5,130,555
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	24,814,938	—	—	—	24,814,938
Consumer Staples	13,078,708	—	—	—	13,078,708
Energy	11,757,517	—	—	—	11,757,517
Financials	28,110,404	—	—	—	28,110,404
Health Care	28,912,582	—	—	—	28,912,582
Industrials	18,362,544	—	—	—	18,362,544
Information Technology	52,772,813	—	—	—	52,772,813
Materials	5,948,544	—	—	—	5,948,544
Real Estate	5,098,507	—	—	—	5,098,507
Telecommunication Services	3,448,614	—	—	—	3,448,614
Utilities	6,283,592	—	—	—	6,283,592
Total Common Stocks	198,588,763	—	—	—	198,588,763
Money Market Funds	—	—	—	5,130,555	5,130,555
Total Investments in Securities	198,588,763	—	—	5,130,555	203,719,318
Investments in Derivatives
Liability
Futures Contracts	(110,714)	—	—	—	(110,714)
Total	198,478,049	—	—	5,130,555	203,608,604
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $160,830,547)	$198,588,763
Affiliated issuers (cost $5,130,476)	5,130,555
Receivable for:
Dividends	187,256
Variation margin for futures contracts	4,620
Expense reimbursement due from Investment Manager	8,083
Total assets	203,919,277
Liabilities
Payable for:
Capital shares purchased	341,388
Management services fees	67,000
Compensation of board members	35,403
Compensation of chief compliance officer	23
Other expenses	31,500
Total liabilities	475,314
Net assets applicable to outstanding capital stock	$203,443,963
Represented by
Trust capital	$203,443,963
Total - representing net assets applicable to outstanding capital stock	$203,443,963
Shares outstanding	9,622,589
Net asset value per share	21.14
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,006,438
Dividends — affiliated issuers	26,540
Total income	2,032,978
Expenses:
Management services fees	421,500
Compensation of board members	7,820
Custodian fees	9,790
Printing and postage fees	6,043
Audit fees	14,793
Legal fees	4,441
Compensation of chief compliance officer	22
Other	3,663
Total expenses	468,072
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(46,398)
Total net expenses	421,674
Net investment income	1,611,304
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,225,989
Investments — affiliated issuers	(33)
Futures contracts	256,090
Net realized gain	12,482,046
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,720,084)
Investments — affiliated issuers	79
Futures contracts	(141,240)
Net change in unrealized appreciation (depreciation)	(6,861,245)
Net realized and unrealized gain	5,620,801
Net increase in net assets resulting from operations	$7,232,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$1,611,304	$4,125,311
Net realized gain	12,482,046	19,629,276
Net change in unrealized appreciation (depreciation)	(6,861,245)	20,525,674
Net increase in net assets resulting from operations	7,232,105	44,280,261
Decrease in net assets from capital stock activity	(15,518,362)	(23,563,014)
Total increase (decrease) in net assets	(8,286,257)	20,717,247
Net assets at beginning of period	211,730,220	191,012,973
Net assets at end of period	$203,443,963	$211,730,220
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	3,645	76,042	9,571	165,571
Redemptions	(737,010)	(15,594,404)	(1,310,216)	(23,728,585)
Total net decrease	(733,365)	(15,518,362)	(1,300,645)	(23,563,014)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$20.45	$16.39	$15.12	$14.90	$12.87	$9.57
Income from investment operations:
Net investment income	0.16	0.38	0.31	0.29	0.24	0.21
Net realized and unrealized gain (loss)	0.53	3.68	0.96	(0.07)	1.79	3.09
Total from investment operations	0.69	4.06	1.27	0.22	2.03	3.30
Net asset value, end of period	$21.14	$20.45	$16.39	$15.12	$14.90	$12.87
Total return	3.37%	24.77%	8.40%	1.48%	15.77%	34.48%
Ratios to average net assets
Total gross expenses(a)	0.44% (b)	0.45%	0.45%	0.44%	0.45%	0.44%
Total net expenses(a),(c)	0.40% (b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.53% (b)	2.08%	2.01%	1.89%	1.77%	1.84%
Supplemental data
Portfolio turnover	41%	66%	76%	78%	75%	68%
Net assets, end of period (in thousands)	$203,444	$211,730	$191,013	$199,667	$221,714	$213,918

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty
16	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	110,714*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	256,090

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(141,240)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,984,885

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
18	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund did not pay any fees to the Transfer Agent during the reporting period.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $84,279,160 and $100,340,011, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	23

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board observed that the Fund is closed to new investors. The Board also considered that the Management Agreement provides for a unified asset-based fee and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services.
24	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
26	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Core Equity Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6350 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Mid Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Mid Cap Value Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Mid Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since May 2018
David Hoffman
Portfolio Manager
Managed Fund since 2013
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-0.88	6.73	9.88	8.09
Class 2*	05/03/10	-1.03	6.50	9.63	7.88
Class 3	05/02/05	-0.93	6.64	9.76	8.00
Russell Midcap Value Index		-0.16	7.60	11.27	10.06
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Edison International	2.1
WEC Energy Group, Inc.	1.9
Public Service Enterprise Group, Inc.	1.8
Pinnacle West Capital Corp.	1.8
CMS Energy Corp.	1.8
PerkinElmer, Inc.	1.8
Zions Bancorporation	1.8
ProLogis, Inc.	1.8
American Homes 4 Rent, Class A	1.8
SL Green Realty Corp.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	96.1
Money Market Funds	3.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	8.7
Consumer Staples	4.7
Energy	9.6
Financials	18.3
Health Care	6.7
Industrials	13.8
Information Technology	5.6
Materials	9.0
Real Estate	13.1
Utilities	10.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	991.20	1,020.69	4.22	4.28	0.85
Class 2	1,000.00	1,000.00	989.70	1,019.45	5.46	5.54	1.10
Class 3	1,000.00	1,000.00	990.70	1,020.04	4.86	4.94	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.1%
Issuer	Shares	Value ($)
Consumer Discretionary 8.3%
Diversified Consumer Services 0.5%
Houghton Mifflin Harcourt Co.(a)	200,066	1,530,505
Hotels, Restaurants & Leisure 4.2%
Extended Stay America, Inc.	129,356	2,795,383
Jack in the Box, Inc.	30,100	2,562,112
Royal Caribbean Cruises Ltd.	45,960	4,761,456
Six Flags Entertainment Corp.	35,800	2,507,790
Total		12,626,741
Household Durables 1.4%
D.R. Horton, Inc.	99,325	4,072,325
Internet & Direct Marketing Retail 0.9%
Qurate Retail, Inc.(a)	132,975	2,821,730
Multiline Retail 0.6%
Dollar Tree, Inc.(a)	21,900	1,861,500
Textiles, Apparel & Luxury Goods 0.7%
Gildan Activewear, Inc.	78,375	2,207,040
Total Consumer Discretionary		25,119,841
Consumer Staples 4.5%
Food Products 4.5%
Hershey Co. (The)	33,075	3,077,960
JM Smucker Co. (The)	35,557	3,821,666
Nomad Foods Ltd.(a)	197,368	3,787,492
Tyson Foods, Inc., Class A	41,100	2,829,735
Total		13,516,853
Total Consumer Staples		13,516,853
Energy 9.3%
Energy Equipment & Services 2.3%
Patterson-UTI Energy, Inc.	158,665	2,855,970
TechnipFMC PLC	128,410	4,075,734
Total		6,931,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 7.0%
Cimarex Energy Co.	43,375	4,412,972
EQT Corp.	60,505	3,338,666
Marathon Petroleum Corp.	65,400	4,588,464
Noble Energy, Inc.	115,438	4,072,653
WPX Energy, Inc.(a)	251,570	4,535,807
Total		20,948,562
Total Energy		27,880,266
Financials 17.5%
Banks 10.4%
Comerica, Inc.	52,625	4,784,665
Fifth Third Bancorp	157,185	4,511,210
M&T Bank Corp.	26,466	4,503,190
Popular, Inc.	81,925	3,703,829
SunTrust Banks, Inc.	76,525	5,052,180
Western Alliance Bancorp(a)	66,800	3,781,548
Zions Bancorporation	98,300	5,179,427
Total		31,516,049
Capital Markets 0.9%
E*TRADE Financial Corp.(a)	44,400	2,715,504
Consumer Finance 1.1%
SLM Corp.(a)	282,500	3,234,625
Diversified Financial Services 0.7%
Voya Financial, Inc.	43,725	2,055,075
Insurance 4.4%
Athene Holding Ltd., Class A(a)	102,093	4,475,757
Hartford Financial Services Group, Inc. (The)	85,702	4,381,944
Lincoln National Corp.	70,777	4,405,868
Total		13,263,569
Total Financials		52,784,822
Health Care 6.5%
Health Care Equipment & Supplies 2.9%
Cooper Companies, Inc. (The)	10,275	2,419,249
STERIS PLC	40,075	4,208,276
Zimmer Biomet Holdings, Inc.	18,544	2,066,543
Total		8,694,068
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.0%
PerkinElmer, Inc.	71,375	5,226,791
Pra Health Sciences, Inc.(a)	39,282	3,667,368
Total		8,894,159
Pharmaceuticals 0.6%
Amneal Pharmaceuticals, Inc.(a)	112,550	1,846,945
Total Health Care		19,435,172
Industrials 13.3%
Aerospace & Defense 1.4%
L3 Technologies, Inc.	22,025	4,235,848
Airlines 1.1%
Southwest Airlines Co.	64,600	3,286,848
Building Products 0.9%
Masco Corp.	74,125	2,773,758
Commercial Services & Supplies 1.4%
Republic Services, Inc.	60,900	4,163,124
Construction & Engineering 1.6%
Granite Construction, Inc.	46,300	2,577,058
Jacobs Engineering Group, Inc.	37,450	2,377,700
Total		4,954,758
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	34,450	3,731,279
Machinery 3.4%
AGCO Corp.	35,950	2,182,884
Ingersoll-Rand PLC	24,240	2,175,055
Rexnord Corp.(a)	112,150	3,259,079
Snap-On, Inc.	15,575	2,503,214
Total		10,120,232
Road & Rail 1.4%
Norfolk Southern Corp.	27,265	4,113,471
Trading Companies & Distributors 0.9%
HD Supply Holdings, Inc.(a)	60,925	2,613,073
Total Industrials		39,992,391
Information Technology 5.4%
Communications Equipment 1.2%
Motorola Solutions, Inc.	30,850	3,590,014
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.2%
Zebra Technologies Corp., Class A(a)	25,175	3,606,319
IT Services 2.2%
First Data Corp., Class A(a)	160,800	3,365,544
FleetCor Technologies, Inc.(a)	16,025	3,375,666
Total		6,741,210
Semiconductors & Semiconductor Equipment 0.8%
Micron Technology, Inc.(a)	45,575	2,389,953
Total Information Technology		16,327,496
Materials 8.6%
Chemicals 5.7%
Ashland Global Holdings, Inc.	61,885	4,838,169
Axalta Coating Systems Ltd.(a)	82,950	2,514,215
FMC Corp.	51,905	4,630,445
PPG Industries, Inc.	26,430	2,741,584
Westlake Chemical Corp.	21,700	2,335,571
Total		17,059,984
Construction Materials 0.6%
Summit Materials, Inc., Class A(a)	71,527	1,877,584
Containers & Packaging 0.9%
WestRock Co.	46,075	2,627,196
Metals & Mining 1.4%
Steel Dynamics, Inc.	94,150	4,326,192
Total Materials		25,890,956
Real Estate 12.6%
Equity Real Estate Investment Trusts (REITS) 12.6%
American Homes 4 Rent, Class A	232,700	5,161,286
Boston Properties, Inc.	36,150	4,533,933
Camden Property Trust	31,825	2,900,212
CyrusOne, Inc.	57,800	3,373,208
ProLogis, Inc.	78,825	5,178,014
SBA Communications Corp.(a)	13,350	2,204,352
SL Green Realty Corp.	51,075	5,134,570
Uniti Group, Inc.	239,845	4,804,095
Welltower, Inc.	73,950	4,635,926
Total		37,925,596
Total Real Estate		37,925,596

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 10.1%
Electric Utilities 4.8%
Edison International	94,925	6,005,905
Evergy, Inc.	54,470	3,058,490
Pinnacle West Capital Corp.	65,500	5,276,680
Total		14,341,075
Multi-Utilities 5.3%
CMS Energy Corp.	111,400	5,266,992
Public Service Enterprise Group, Inc.	97,850	5,297,599
WEC Energy Group, Inc.	83,300	5,385,345
Total		15,949,936
Total Utilities		30,291,011
Total Common Stocks (Cost $263,403,487)		289,164,404

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	11,648,897	11,648,897
Total Money Market Funds (Cost $11,648,474)		11,648,897
Total Investments in Securities (Cost: $275,051,961)		300,813,301
Other Assets & Liabilities, Net		123,304
Net Assets		300,936,605

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	8,409,259	46,850,609	(43,610,971)	11,648,897	(1,578)	4	83,851	11,648,897
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	25,119,841	—	—	—	25,119,841
Consumer Staples	13,516,853	—	—	—	13,516,853
Energy	27,880,266	—	—	—	27,880,266
Financials	52,784,822	—	—	—	52,784,822
Health Care	19,435,172	—	—	—	19,435,172
Industrials	39,992,391	—	—	—	39,992,391
Information Technology	16,327,496	—	—	—	16,327,496
Materials	25,890,956	—	—	—	25,890,956
Real Estate	37,925,596	—	—	—	37,925,596
Utilities	30,291,011	—	—	—	30,291,011
Total Common Stocks	289,164,404	—	—	—	289,164,404
Money Market Funds	—	—	—	11,648,897	11,648,897
Total Investments in Securities	289,164,404	—	—	11,648,897	300,813,301
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $263,403,487)	$289,164,404
Affiliated issuers (cost $11,648,474)	11,648,897
Receivable for:
Capital shares sold	47,501
Dividends	537,350
Foreign tax reclaims	2,182
Expense reimbursement due from Investment Manager	11,244
Total assets	301,411,578
Liabilities
Due to custodian	2,182
Payable for:
Capital shares purchased	157,035
Management services fees	197,798
Distribution and/or service fees	13,623
Service fees	9,038
Compensation of board members	53,385
Compensation of chief compliance officer	33
Other expenses	41,879
Total liabilities	474,973
Net assets applicable to outstanding capital stock	$300,936,605
Represented by
Trust capital	$300,936,605
Total - representing net assets applicable to outstanding capital stock	$300,936,605
Class 1
Net assets	$194,734,016
Shares outstanding	8,646,389
Net asset value per share	$22.52
Class 2
Net assets	$29,385,919
Shares outstanding	1,328,248
Net asset value per share	$22.12
Class 3
Net assets	$76,816,670
Shares outstanding	3,441,897
Net asset value per share	$22.32
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,626,659
Dividends — affiliated issuers	83,851
Foreign taxes withheld	(3,365)
Total income	2,707,145
Expenses:
Management services fees	1,234,720
Distribution and/or service fees
Class 2	36,101
Class 3	50,319
Service fees	44,808
Compensation of board members	8,881
Custodian fees	7,234
Printing and postage fees	16,982
Audit fees	17,165
Legal fees	4,816
Compensation of chief compliance officer	31
Other	4,245
Total expenses	1,425,302
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(58,955)
Total net expenses	1,366,347
Net investment income	1,340,798
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,240,800
Investments — affiliated issuers	(1,578)
Net realized gain	10,239,222
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(14,345,574)
Investments — affiliated issuers	4
Net change in unrealized appreciation (depreciation)	(14,345,570)
Net realized and unrealized loss	(4,106,348)
Net decrease in net assets resulting from operations	$(2,765,550)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$1,340,798	$3,245,764
Net realized gain	10,239,222	26,747,406
Net change in unrealized appreciation (depreciation)	(14,345,570)	6,755,792
Net increase (decrease) in net assets resulting from operations	(2,765,550)	36,748,962
Decrease in net assets from capital stock activity	(2,420,685)	(7,938,287)
Total increase (decrease) in net assets	(5,186,235)	28,810,675
Net assets at beginning of period	306,122,840	277,312,165
Net assets at end of period	$300,936,605	$306,122,840
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	286,731	6,412,607	520,748	11,039,326
Redemptions	(58,331)	(1,305,919)	(237,429)	(4,957,812)
Net increase	228,400	5,106,688	283,319	6,081,514
Class 2
Subscriptions	82,749	1,838,778	246,573	5,056,401
Redemptions	(51,620)	(1,143,048)	(83,604)	(1,749,324)
Net increase	31,129	695,730	162,969	3,307,077
Class 3
Subscriptions	8,420	189,272	21,245	439,919
Redemptions	(376,919)	(8,412,375)	(848,110)	(17,766,797)
Net decrease	(368,499)	(8,223,103)	(826,865)	(17,326,878)
Total net decrease	(108,970)	(2,420,685)	(380,577)	(7,938,287)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$22.72	0.11	(0.31)	(0.20)
Year Ended 12/31/2017	$20.01	0.25	2.46	2.71
Year Ended 12/31/2016	$17.53	0.23	2.25	2.48
Year Ended 12/31/2015	$18.45	0.07	(0.99)	(0.92)
Year Ended 12/31/2014	$16.42	0.10	1.93	2.03
Year Ended 12/31/2013	$11.91	0.10	4.41	4.51
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$22.35	0.08	(0.31)	(0.23)
Year Ended 12/31/2017	$19.73	0.20	2.42	2.62
Year Ended 12/31/2016	$17.33	0.14	2.26	2.40
Year Ended 12/31/2015	$18.26	0.07	(1.00)	(0.93)
Year Ended 12/31/2014	$16.29	0.09	1.88	1.97
Year Ended 12/31/2013	$11.84	0.07	4.38	4.45
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$22.53	0.09	(0.30)	(0.21)
Year Ended 12/31/2017	$19.87	0.22	2.44	2.66
Year Ended 12/31/2016	$17.43	0.16	2.28	2.44
Year Ended 12/31/2015	$18.34	0.09	(1.00)	(0.91)
Year Ended 12/31/2014	$16.35	0.09	1.90	1.99
Year Ended 12/31/2013	$11.87	0.08	4.40	4.48

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$22.52	(0.88%)	0.89% (c)	0.85% (c)	0.95% (c)	27%	$194,734
Year Ended 12/31/2017	$22.72	13.54%	0.91%	0.87%	1.20%	72%	$191,281
Year Ended 12/31/2016	$20.01	14.15%	0.93%	0.90%	1.25%	57%	$162,796
Year Ended 12/31/2015	$17.53	(4.99%)	0.91% (d)	0.90% (d)	0.38%	43%	$12,613
Year Ended 12/31/2014	$18.45	12.36%	0.89%	0.88%	0.60%	46%	$378,231
Year Ended 12/31/2013	$16.42	37.87%	0.88% (d)	0.87% (d)	0.68%	58%	$535,980
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$22.12	(1.03%)	1.14% (c)	1.10% (c)	0.70% (c)	27%	$29,386
Year Ended 12/31/2017	$22.35	13.28%	1.16%	1.12%	0.97%	72%	$28,989
Year Ended 12/31/2016	$19.73	13.85%	1.19%	1.16%	0.79%	57%	$22,379
Year Ended 12/31/2015	$17.33	(5.09%)	1.22% (d)	1.17% (d)	0.40%	43%	$17,179
Year Ended 12/31/2014	$18.26	12.09%	1.15%	1.14%	0.50%	46%	$14,802
Year Ended 12/31/2013	$16.29	37.58%	1.14% (d)	1.12% (d)	0.51%	58%	$8,656
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$22.32	(0.93%)	1.01% (c)	0.98% (c)	0.81% (c)	27%	$76,817
Year Ended 12/31/2017	$22.53	13.39%	1.04%	0.99%	1.05%	72%	$85,853
Year Ended 12/31/2016	$19.87	14.00%	1.07%	1.03%	0.88%	57%	$92,137
Year Ended 12/31/2015	$17.43	(4.96%)	1.09% (d)	1.04% (d)	0.50%	43%	$97,276
Year Ended 12/31/2014	$18.34	12.17%	1.02%	1.01%	0.54%	46%	$122,343
Year Ended 12/31/2013	$16.35	37.74%	1.01% (d)	1.00% (d)	0.59%	58%	$120,409
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
18	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	0.85%
Class 2	1.10
Class 3	0.975
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $80,198,827 and $84,639,323, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 96.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
20	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	21

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
22	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	23

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Mid Cap Value Fund | Semiannual Report 2018	25

Columbia Variable Portfolio – Mid Cap Value Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6479 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Seligman Global Technology Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 2006
Shekhar Pramanick
Co-Portfolio Manager
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Jeetil Patel
Technology Team Member
Managed Fund since 2015
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since February 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	5.59	19.82	22.45	13.93
Class 2	05/01/00	5.45	19.57	22.14	13.63
MSCI World Information Technology Index (Net)		9.44	28.52	20.01	12.13
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Lam Research Corp. (United States)	7.7
Broadcom, Inc. (United States)	6.2
Micron Technology, Inc. (United States)	5.6
Apple, Inc. (United States)	5.4
Synopsys, Inc. (United States)	3.6
Western Digital Corp. (United States)	3.2
Applied Materials, Inc. (United States)	3.1
Nuance Communications, Inc. (United States)	2.8
Visa, Inc., Class A (United States)	2.8
Alphabet, Inc., Class C (United States)	2.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	0.8
Health Care	1.1
Information Technology	98.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Brazil	0.9
China	1.7
Israel	0.9
Japan	0.4
South Korea	1.1
United States(a)	95.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of investments in securities by industry (%) (at June 30, 2018)
Biotechnology	1.1
Communications Equipment	2.5
Electronic Equipment, Instruments & Components	1.0
Internet & Direct Marketing Retail	0.8
Internet Software & Services	11.9
IT Services	6.7
Semiconductors & Semiconductor Equipment	42.9
Software	16.6
Technology Hardware, Storage & Peripherals	13.3
Money Market Funds	3.5
Total	100.3
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,055.90	1,019.80	5.28	5.19	1.03
Class 2	1,000.00	1,000.00	1,054.50	1,018.55	6.56	6.44	1.28
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Brazil 0.9%
Pagseguro Digital Ltd., Class A(a)	29,235	811,271
China 1.7%
Alibaba Group Holding Ltd., ADR(a)	4,400	816,332
Ctrip.com International Ltd., ADR(a)	5,000	238,150
JD.com, Inc., ADR(a)	6,400	249,280
Secoo Holding Ltd., ADR(a)	18,979	153,350
Total		1,457,112
Israel 1.0%
Orbotech Ltd.(a)	13,242	818,356
Japan 0.4%
Tokyo Electron Ltd.	2,100	360,472
South Korea 1.1%
Hugel, Inc.(a)	2,117	915,522
United States 91.7%
Adobe Systems, Inc.(a)	1,700	414,477
Advanced Energy Industries, Inc.(a)	4,700	273,023
Alphabet, Inc., Class A(a)	1,900	2,145,461
Alphabet, Inc., Class C(a)	2,009	2,241,341
Apple, Inc.	24,200	4,479,662
Applied Materials, Inc.	56,100	2,591,259
Arris International PLC(a)	55,520	1,357,186
Broadcom, Inc.	21,387	5,189,342
Carbon Black, Inc.(a)	1,372	35,672
Cavium, Inc.(a)	18,341	1,586,496
Cisco Systems, Inc.	7,800	335,634
CommScope Holding Co., Inc.(a)	4,300	125,581
Cornerstone OnDemand, Inc.(a)	12,700	602,361
Cypress Semiconductor Corp.	41,223	642,254
DXC Technology Co.	13,841	1,115,723
eBay, Inc.(a)	44,300	1,606,318
Electronics for Imaging, Inc.(a)	49,591	1,614,683
Euronet Worldwide, Inc.(a)	7,935	664,715
Facebook, Inc., Class A(a)	8,700	1,690,584
Fidelity National Information Services, Inc.	3,500	371,105
ForeScout Technologies, Inc.(a)	2,600	89,076
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	22,900	1,429,647
GoDaddy, Inc., Class A(a)	4,900	345,940
GreenSky, Inc., Class A(a)	15,914	336,581
Inphi Corp.(a)	36,044	1,175,395
Integrated Device Technology, Inc.(a)	59,369	1,892,684
Lam Research Corp.	36,849	6,369,350
Lattice Semiconductor Corp.(a)	146,375	960,220
LogMeIn, Inc.	7,819	807,312
Lumentum Holdings, Inc.(a)	3,700	214,230
Marvell Technology Group Ltd.	79,000	1,693,760
Maxim Integrated Products, Inc.	21,418	1,256,380
Microchip Technology, Inc.	17,800	1,618,910
Micron Technology, Inc.(a)	89,303	4,683,049
Microsoft Corp.	12,600	1,242,486
NetApp, Inc.	12,100	950,213
Nuance Communications, Inc.(a)	169,853	2,358,409
ON Semiconductor Corp.(a)	42,672	948,812
Oracle Corp.	49,100	2,163,346
Perspecta, Inc.	6,920	142,206
Pluralsight, Inc., Class A(a)	2,219	54,255
Qorvo, Inc.(a)	23,590	1,891,210
SailPoint Technologies Holding, Inc.(a)	12,724	312,247
Salesforce.com, Inc.(a)	9,005	1,228,282
Splunk, Inc.(a)	3,693	366,013
Synaptics, Inc.(a)	36,621	1,844,600
Synopsys, Inc.(a)	35,282	3,019,081
Teradyne, Inc.	52,768	2,008,878
TiVo Corp.	71,800	965,710
Verint Systems, Inc.(a)	13,500	598,725
Viavi Solutions, Inc.(a)	8,500	87,040
Visa, Inc., Class A	17,800	2,357,610
Western Digital Corp.	34,200	2,647,422
Xerox Corp.	72,925	1,750,200
Zynga, Inc., Class A(a)	17,800	72,446
Total		78,964,602
Total Common Stocks (Cost $68,552,905)		83,327,335

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	3,038,475	3,038,475
Total Money Market Funds (Cost $3,038,475)		3,038,475
Total Investments in Securities (Cost $71,591,380)		86,365,810
Other Assets & Liabilities, Net		(296,832)
Net Assets		$86,068,978
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	716,975	24,432,792	(22,111,292)	3,038,475	(9)	(63)	14,265	3,038,475
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	811,271	—	—	—	811,271
China	1,457,112	—	—	—	1,457,112
Israel	818,356	—	—	—	818,356
Japan	—	360,472	—	—	360,472
South Korea	—	915,522	—	—	915,522
United States	78,964,602	—	—	—	78,964,602
Total Common Stocks	82,051,341	1,275,994	—	—	83,327,335
Money Market Funds	—	—	—	3,038,475	3,038,475
Total Investments in Securities	82,051,341	1,275,994	—	3,038,475	86,365,810
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $68,552,905)	$83,327,335
Affiliated issuers (cost $3,038,475)	3,038,475
Receivable for:
Investments sold	89,820
Capital shares sold	7,791
Dividends	46,624
Expense reimbursement due from Investment Manager	4,019
Total assets	86,514,064
Liabilities
Payable for:
Investments purchased	264,270
Capital shares purchased	33,237
Management services fees	65,150
Distribution and/or service fees	9,828
Service fees	12,017
Compensation of board members	27,511
Compensation of chief compliance officer	9
Other expenses	33,064
Total liabilities	445,086
Net assets applicable to outstanding capital stock	$86,068,978
Represented by
Paid in capital	63,598,676
Excess of distributions over net investment income	(126,356)
Accumulated net realized gain	7,822,354
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	14,774,430
Foreign currency translations	(126)
Total - representing net assets applicable to outstanding capital stock	$86,068,978
Class 1
Net assets	$38,528,007
Shares outstanding	1,884,522
Net asset value per share	$20.44
Class 2
Net assets	$47,540,971
Shares outstanding	2,527,791
Net asset value per share	$18.81
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$417,582
Dividends — affiliated issuers	14,265
Foreign taxes withheld	(451)
Total income	431,396
Expenses:
Management services fees	415,209
Distribution and/or service fees
Class 2	63,256
Service fees	25,983
Compensation of board members	6,833
Custodian fees	6,324
Printing and postage fees	6,212
Audit fees	17,136
Legal fees	3,948
Line of credit interest	361
Interest on interfund lending	589
Compensation of chief compliance officer	9
Other	3,900
Total expenses	549,760
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(19,151)
Total net expenses	530,609
Net investment loss	(99,213)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,242,041
Investments — affiliated issuers	(9)
Foreign currency translations	624
Net realized gain	8,242,656
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,958,605)
Investments — affiliated issuers	(63)
Foreign currency translations	(138)
Net change in unrealized appreciation (depreciation)	(3,958,806)
Net realized and unrealized gain	4,283,850
Net increase in net assets resulting from operations	$4,184,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	9

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment loss	$(99,213)	$(218,043)
Net realized gain	8,242,656	9,341,957
Net change in unrealized appreciation (depreciation)	(3,958,806)	12,405,125
Net increase in net assets resulting from operations	4,184,637	21,529,039
Distributions to shareholders
Net realized gains
Class 1	(3,932,705)	(9,405,604)
Class 2	(5,124,615)	(11,141,763)
Total distributions to shareholders	(9,057,320)	(20,547,367)
Increase in net assets from capital stock activity	5,374,225	25,664,108
Total increase in net assets	501,542	26,645,780
Net assets at beginning of period	85,567,436	58,921,656
Net assets at end of period	$86,068,978	$85,567,436
Excess of distributions over net investment income	$(126,356)	$(27,143)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	9,294	214,690	5,465	130,230
Distributions reinvested	192,497	3,932,705	491,411	9,405,604
Redemptions	(120,180)	(2,718,004)	(128,527)	(2,977,084)
Net increase	81,611	1,429,391	368,349	6,558,750
Class 2
Subscriptions	929,591	20,088,729	1,845,714	40,191,618
Distributions reinvested	272,586	5,124,615	627,351	11,141,763
Redemptions	(1,010,451)	(21,268,510)	(1,495,251)	(32,228,023)
Net increase	191,726	3,944,834	977,814	19,105,358
Total net increase	273,337	5,374,225	1,346,163	25,664,108
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$21.56	(0.01)	1.21	1.20	(2.32)	(2.32)
Year Ended 12/31/2017	$21.67	(0.03)	6.79	6.76	(6.87)	(6.87)
Year Ended 12/31/2016	$27.97	(0.04)	3.55	3.51	(9.81)	(9.81)
Year Ended 12/31/2015	$29.99	(0.01)	3.00	2.99	(5.01)	(5.01)
Year Ended 12/31/2014	$26.01	(0.07)	6.42	6.35	(2.37)	(2.37)
Year Ended 12/31/2013	$20.87	(0.07)	5.42	5.35	(0.21)	(0.21)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$19.99	(0.04)	1.13	1.09	(2.27)	(2.27)
Year Ended 12/31/2017	$20.50	(0.08)	6.38	6.30	(6.81)	(6.81)
Year Ended 12/31/2016	$26.98	(0.12)	3.38	3.26	(9.74)	(9.74)
Year Ended 12/31/2015	$29.10	(0.08)	2.91	2.83	(4.95)	(4.95)
Year Ended 12/31/2014	$25.31	(0.14)	6.25	6.11	(2.32)	(2.32)
Year Ended 12/31/2013	$20.37	(0.13)	5.28	5.15	(0.21)	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$20.44	5.59%	1.07% (c),(d),(e)	1.03% (c),(d),(e)	(0.08%) (c)	25%	$38,528
Year Ended 12/31/2017	$21.56	35.21%	1.15% (e)	1.02% (e)	(0.16%)	60%	$38,879
Year Ended 12/31/2016	$21.67	19.35%	1.26%	0.98%	(0.17%)	62%	$31,083
Year Ended 12/31/2015	$27.97	10.11%	1.20%	0.98%	(0.05%)	65%	$28,698
Year Ended 12/31/2014	$29.99	25.43%	1.21%	1.00%	(0.27%)	87%	$29,004
Year Ended 12/31/2013	$26.01	25.83%	1.23%	1.00%	(0.31%)	93%	$26,513
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$18.81	5.45%	1.32% (c),(d),(e)	1.28% (c),(d),(e)	(0.33%) (c)	25%	$47,541
Year Ended 12/31/2017	$19.99	34.92%	1.40% (e)	1.27% (e)	(0.39%)	60%	$46,688
Year Ended 12/31/2016	$20.50	19.01%	1.47%	1.23%	(0.49%)	62%	$27,838
Year Ended 12/31/2015	$26.98	9.81%	1.45%	1.23%	(0.30%)	65%	$83,566
Year Ended 12/31/2014	$29.10	25.12%	1.45%	1.25%	(0.52%)	87%	$92,264
Year Ended 12/31/2013	$25.31	25.48%	1.48%	1.25%	(0.56%)	93%	$82,873
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
14	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
16	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.914% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	1.02%	1.03%
Class 2	1.27	1.28
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
71,591,000	17,076,000	(2,302,000)	14,774,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $21,984,814 and $27,696,016, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate
18	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2018 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	1,533,333	2.30	6
Interest expense incured by the Fund is recorded as interfund lending on the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended June 30, 2018, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
2,250,000	2.89	2
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at June 30, 2018.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2018, two unaffiliated shareholders of record owned 81.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	21

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
22	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018	23

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
24	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Seligman Global Technology Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
SL-9952 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Limited Duration Credit Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Co-Portfolio Manager
Managed Fund since 2010
Timothy Doubek, CFA
Co-Portfolio Manager
Managed Fund since 2010
Royce Wilson, CFA
Co-Portfolio Manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-0.63	0.01	1.34	2.19
Class 2	05/07/10	-0.77	-0.24	1.09	1.93
Bloomberg Barclays U.S. 1-5 Year Corporate Index		-0.51	0.15	2.03	2.70
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Corporate Bonds & Notes	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AA rating	6.0
A rating	17.2
BBB rating	76.8
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	993.70	1,022.44	2.49	2.52	0.50
Class 2	1,000.00	1,000.00	992.30	1,021.19	3.73	3.78	0.75
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 98.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.0%
Lockheed Martin Corp.
11/23/2020	2.500%	4,693,000	4,632,287
09/15/2021	3.350%	5,930,000	5,968,426
Northrop Grumman Corp.
03/15/2021	3.500%	12,407,000	12,530,797
Total			23,131,510
Automotive 1.4%
Ford Motor Credit Co. LLC
11/02/2020	2.343%	8,190,000	7,975,913
Ford Motor Credit Co., LLC
04/05/2021	3.470%	2,710,000	2,694,480
Total			10,670,393
Banking 5.8%
American Express Co.
02/27/2023	3.400%	7,835,000	7,751,025
Bank of Montreal
04/13/2021	3.100%	4,835,000	4,815,225
Bank of Nova Scotia (The)
04/20/2021	3.125%	5,760,000	5,731,471
Capital One Financial Corp.
05/12/2020	2.500%	2,506,000	2,468,337
10/30/2020	2.400%	3,040,000	2,971,150
01/30/2023	3.200%	7,565,000	7,341,386
Wells Fargo & Co.
01/30/2020	2.150%	14,410,000	14,196,919
Total			45,275,513
Cable and Satellite 2.0%
Charter Communications Operating LLC/Capital(a)
02/01/2024	4.500%	5,175,000	5,179,870
Sky PLC(b)
09/16/2024	3.750%	10,755,000	10,696,299
Total			15,876,169
Chemicals 0.7%
LyondellBasell Industries NV
04/15/2019	5.000%	5,136,000	5,187,304
Diversified Manufacturing 2.2%
Siemens Financieringsmaatschappij NV(b)
03/16/2020	2.200%	17,800,000	17,546,670
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 21.7%
AEP Texas, Inc.
10/01/2022	2.400%	15,160,000	14,512,350
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	4,861,930
CMS Energy Corp.
03/01/2024	3.875%	10,207,000	10,218,013
11/15/2025	3.600%	8,651,000	8,459,744
DTE Energy Co.
10/01/2019	1.500%	9,465,000	9,279,874
12/01/2023	3.850%	656,000	658,882
06/01/2024	3.500%	12,246,000	12,050,444
Duke Energy Corp.
10/15/2023	3.950%	3,450,000	3,489,327
04/15/2024	3.750%	2,040,000	2,032,748
Edison International
09/15/2022	2.400%	5,955,000	5,675,109
Emera U.S. Finance LP
06/15/2021	2.700%	8,474,000	8,246,702
Eversource Energy
03/15/2022	2.750%	1,665,000	1,627,108
10/01/2024	2.900%	7,775,000	7,382,845
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	2,490,000	2,484,811
04/01/2019	2.300%	3,721,000	3,704,315
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	1,461,000	1,449,436
Pacific Gas & Electric Co.
11/15/2023	3.850%	4,105,000	4,000,002
Pinnacle West Capital Corp.
11/30/2020	2.250%	6,505,000	6,336,371
Progress Energy, Inc.
04/01/2022	3.150%	9,119,000	8,994,206
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	5,245,000	5,133,386
Southern Co. (The)
07/01/2023	2.950%	13,500,000	13,029,431
WEC Energy Group, Inc.
06/15/2020	2.450%	3,210,000	3,165,586
06/15/2021	3.375%	5,230,000	5,246,647
06/15/2025	3.550%	8,293,000	8,159,317
Wisconsin Electric Power Co.
06/01/2025	3.100%	1,070,000	1,028,820
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
03/15/2021	2.400%	7,674,000	7,486,087
06/01/2025	3.300%	11,192,000	10,818,187
Total			169,531,678
Finance Companies 1.1%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,080,000	8,874,220
Food and Beverage 15.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	6,605,000	6,548,593
Bacardi Ltd.(b)
05/15/2025	4.450%	15,425,000	15,427,375
General Mills, Inc.
10/21/2019	2.200%	4,175,000	4,129,459
JM Smucker Co. (The)
12/06/2019	2.200%	2,510,000	2,483,176
03/15/2020	2.500%	6,306,000	6,231,797
Kraft Heinz Foods Co.
06/15/2023	4.000%	20,650,000	20,592,325
Molson Coors Brewing Co.
03/15/2019	1.900%	5,341,000	5,303,442
07/15/2021	2.100%	4,325,000	4,147,156
07/15/2026	3.000%	4,160,000	3,784,997
Mondelez International, Inc.(b)
10/28/2019	1.625%	14,583,000	14,318,829
Sysco Corp.
07/15/2021	2.500%	4,075,000	3,980,273
Tyson Foods, Inc.
08/15/2019	2.650%	10,316,000	10,275,097
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%	12,264,000	12,254,863
10/21/2019	2.900%	8,149,000	8,133,183
Total			117,610,565
Health Care 7.8%
Becton Dickinson and Co.
12/15/2019	2.675%	3,675,000	3,648,996
06/05/2020	2.404%	2,105,000	2,065,856
11/08/2021	3.125%	10,161,000	10,016,206
Cardinal Health, Inc.
06/15/2024	3.079%	10,375,000	9,786,177
CVS Health Corp.
06/01/2021	2.125%	5,275,000	5,071,776
07/20/2022	3.500%	3,540,000	3,508,922
03/09/2023	3.700%	5,415,000	5,375,492
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
06/15/2019	2.250%	9,450,000	9,379,125
02/15/2022	3.900%	4,740,000	4,742,929
Medtronic Global Holdings SCA
03/28/2019	1.700%	6,930,000	6,884,241
Total			60,479,720
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,638,480
Life Insurance 11.4%
AIG Global Funding(b)
07/02/2020	2.150%	2,500,000	2,449,778
Five Corners Funding Trust(b)
11/15/2023	4.419%	5,915,000	6,090,776
Guardian Life Global Funding(b)
05/08/2022	2.500%	10,500,000	10,177,597
04/25/2023	3.400%	8,300,000	8,267,090
MassMutual Global Funding II(b)
06/22/2024	2.750%	8,605,000	8,185,110
MetLife Global Funding I(b)
04/10/2019	2.300%	4,460,000	4,445,376
Metropolitan Life Global Funding I(b)
06/12/2020	2.050%	10,240,000	10,038,221
Nuveen Finance LLC(b)
11/01/2019	2.950%	23,867,000	23,771,389
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	15,675,000	15,312,265
Total			88,737,602
Media and Entertainment 2.4%
Discovery Communications LLC(b)
11/15/2019	2.750%	5,171,000	5,135,672
06/15/2020	2.800%	9,772,000	9,643,947
Thomson Reuters Corp.
10/15/2019	4.700%	4,174,000	4,248,961
Total			19,028,580
Midstream 5.2%
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,249,479
04/15/2021	2.850%	2,485,000	2,455,019
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	12,535,000	12,591,583
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	14,373,000	13,629,973

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,745,814
Total			40,671,868
Natural Gas 2.7%
NiSource, Inc.
11/17/2022	2.650%	9,785,000	9,445,490
NiSource, Inc.(b)
06/15/2023	3.650%	7,870,000	7,867,537
Sempra Energy
06/15/2024	3.550%	3,651,000	3,588,692
Total			20,901,719
Pharmaceuticals 3.1%
AbbVie, Inc.
05/14/2020	2.500%	5,953,000	5,836,964
Allergan Funding SCS
06/15/2024	3.850%	6,340,000	6,222,051
Amgen, Inc.
05/22/2019	2.200%	5,779,000	5,746,637
05/11/2022	2.650%	6,210,000	6,023,607
Total			23,829,259
Property & Casualty 3.3%
Alleghany Corp.
06/27/2022	4.950%	3,765,000	3,952,568
CNA Financial Corp.
05/15/2024	3.950%	14,104,000	14,004,553
Liberty Mutual Group, Inc.(b)
06/15/2023	4.250%	637,000	644,034
Liberty Mutual Insurance Co.(b)
Subordinated
10/15/2026	7.875%	5,540,000	6,877,389
Total			25,478,544
Railroads 1.6%
Union Pacific Corp.
06/19/2020	2.250%	12,950,000	12,769,373
Restaurants 1.5%
McDonald’s Corp.
12/09/2020	2.750%	8,052,000	7,998,084
04/01/2023	3.350%	3,575,000	3,563,177
Total			11,561,261
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.5%
Kroger Co. (The)
08/01/2022	2.800%	4,470,000	4,333,325
Technology 3.5%
Apple, Inc.
11/13/2019	1.800%	5,040,000	4,985,881
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	13,970,000	13,522,345
Cisco Systems, Inc.
09/20/2019	1.400%	5,580,000	5,495,519
Microchip Technology, Inc.(b)
06/01/2021	3.922%	3,290,000	3,299,738
Total			27,303,483
Transportation Services 1.1%
ERAC U.S.A. Finance LLC(b)
11/15/2024	3.850%	2,889,000	2,883,580
United Parcel Service, Inc.
04/01/2021	2.050%	5,525,000	5,392,931
Total			8,276,511
Wireless 0.4%
America Movil SAB de CV
03/30/2020	5.000%	2,885,000	2,964,773
Total Corporate Bonds & Notes (Cost $776,932,641)			763,678,520

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(c),(d)	8,074,265	8,074,265
Total Money Market Funds (Cost $8,074,265)		8,074,265
Total Investments in Securities (Cost: $785,006,906)		771,752,785
Other Assets & Liabilities, Net		7,781,357
Net Assets		779,534,142

At June 30, 2018, securities and/or cash totaling $786,555 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	632	09/2018	USD	134,042,062	15,589	—
U.S. Treasury 5-Year Note	137	09/2018	USD	15,586,654	63,656	—
Total					79,245	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(916)	09/2018	USD	(110,512,258)	—	(816,916)
U.S. Treasury Ultra 10-Year Note	(44)	09/2018	USD	(5,706,845)	—	(65,063)
Total					—	(881,979)
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $203,466,718, which represents 26.10% of net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	19,432,973	142,870,486	(154,229,194)	8,074,265	(1,323)	(357)	137,392	8,074,265
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	763,678,520	—	—	763,678,520
Money Market Funds	—	—	—	8,074,265	8,074,265
Total Investments in Securities	—	763,678,520	—	8,074,265	771,752,785
Investments in Derivatives
Asset
Futures Contracts	79,245	—	—	—	79,245
Liability
Futures Contracts	(881,979)	—	—	—	(881,979)
Total	(802,734)	763,678,520	—	8,074,265	770,950,051
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $776,932,641)	$763,678,520
Affiliated issuers (cost $8,074,265)	8,074,265
Margin deposits on:
Futures contracts	786,555
Receivable for:
Investments sold	9,197,581
Capital shares sold	125,081
Dividends	21,805
Interest	4,576,078
Foreign tax reclaims	5,316
Variation margin for futures contracts	1,402
Total assets	786,466,603
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	5,169,463
Capital shares purchased	1,286,011
Variation margin for futures contracts	33,201
Management services fees	297,204
Distribution and/or service fees	8,017
Service fees	1,930
Compensation of board members	106,528
Compensation of chief compliance officer	90
Other expenses	30,017
Total liabilities	6,932,461
Net assets applicable to outstanding capital stock	$779,534,142
Represented by
Paid in capital	820,901,280
Undistributed net investment income	7,940,937
Accumulated net realized loss	(35,251,220)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(13,254,121)
Futures contracts	(802,734)
Total - representing net assets applicable to outstanding capital stock	$779,534,142
Class 1
Net assets	$738,905,696
Shares outstanding	80,340,792
Net asset value per share	$9.20
Class 2
Net assets	$40,628,446
Shares outstanding	4,430,318
Net asset value per share	$9.17
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$137,392
Interest	10,180,366
Total income	10,317,758
Expenses:
Management services fees	1,895,798
Distribution and/or service fees
Class 2	50,329
Service fees	12,269
Compensation of board members	13,677
Custodian fees	4,223
Printing and postage fees	8,290
Audit fees	17,728
Legal fees	6,902
Compensation of chief compliance officer	82
Other	7,598
Total expenses	2,016,896
Net investment income	8,300,862
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,079,433)
Investments — affiliated issuers	(1,323)
Futures contracts	889,642
Net realized loss	(1,191,114)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(11,803,335)
Investments — affiliated issuers	(357)
Futures contracts	(571,006)
Net change in unrealized appreciation (depreciation)	(12,374,698)
Net realized and unrealized loss	(13,565,812)
Net decrease in net assets resulting from operations	$(5,264,950)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$8,300,862	$14,922,521
Net realized gain (loss)	(1,191,114)	2,579,050
Net change in unrealized appreciation (depreciation)	(12,374,698)	(349,913)
Net increase (decrease) in net assets resulting from operations	(5,264,950)	17,151,658
Distributions to shareholders
Net investment income
Class 1	(14,287,757)	(18,436,073)
Class 2	(682,713)	(778,123)
Total distributions to shareholders	(14,970,470)	(19,214,196)
Decrease in net assets from capital stock activity	(13,763,085)	(65,654,205)
Total decrease in net assets	(33,998,505)	(67,716,743)
Net assets at beginning of period	813,532,647	881,249,390
Net assets at end of period	$779,534,142	$813,532,647
Undistributed net investment income	$7,940,937	$14,610,545
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,204,161	20,666,994	3,958,263	37,529,312
Distributions reinvested	1,553,017	14,287,757	1,965,466	18,436,073
Redemptions	(5,335,311)	(50,000,038)	(13,321,858)	(126,536,410)
Net decrease	(1,578,133)	(15,045,287)	(7,398,129)	(70,571,025)
Class 2
Subscriptions	596,848	5,569,345	1,379,315	13,036,544
Distributions reinvested	74,451	682,713	83,133	778,123
Redemptions	(532,879)	(4,969,856)	(940,848)	(8,897,847)
Net increase	138,420	1,282,202	521,600	4,916,820
Total net decrease	(1,439,713)	(13,763,085)	(6,876,529)	(65,654,205)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.44	0.10	(0.16)	(0.06)	(0.18)	—	(0.18)
Year Ended 12/31/2017	$9.47	0.17	0.02	0.19	(0.22)	—	(0.22)
Year Ended 12/31/2016	$9.34	0.20	0.31	0.51	(0.38)	—	(0.38)
Year Ended 12/31/2015	$10.12	0.25	(0.47)	(0.22)	(0.56)	—	(0.56)
Year Ended 12/31/2014	$10.45	0.21	(0.14)	0.07	(0.19)	(0.21)	(0.40)
Year Ended 12/31/2013	$10.68	0.19	(0.04)	0.15	(0.26)	(0.12)	(0.38)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$9.40	0.09	(0.16)	(0.07)	(0.16)	—	(0.16)
Year Ended 12/31/2017	$9.43	0.15	0.02	0.17	(0.20)	—	(0.20)
Year Ended 12/31/2016	$9.30	0.17	0.32	0.49	(0.36)	—	(0.36)
Year Ended 12/31/2015	$10.07	0.22	(0.45)	(0.23)	(0.54)	—	(0.54)
Year Ended 12/31/2014	$10.41	0.19	(0.15)	0.04	(0.17)	(0.21)	(0.38)
Year Ended 12/31/2013	$10.64	0.16	(0.04)	0.12	(0.23)	(0.12)	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.20	(0.63%)	0.50% (c)	0.50% (c)	2.11% (c)	36%	$738,906
Year Ended 12/31/2017	$9.44	2.05%	0.53%	0.53%	1.79%	104%	$773,190
Year Ended 12/31/2016	$9.47	5.53%	0.55%	0.55%	2.14%	102%	$845,695
Year Ended 12/31/2015	$9.34	(2.31%)	0.54%	0.54%	2.46%	78%	$887,028
Year Ended 12/31/2014	$10.12	0.66%	0.56%	0.55%	1.97%	78%	$2,450,406
Year Ended 12/31/2013	$10.45	1.44%	0.59%	0.56%	1.76%	89%	$2,929,154
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$9.17	(0.77%)	0.75% (c)	0.75% (c)	1.86% (c)	36%	$40,628
Year Ended 12/31/2017	$9.40	1.80%	0.78%	0.78%	1.55%	104%	$40,342
Year Ended 12/31/2016	$9.43	5.28%	0.81%	0.80%	1.85%	102%	$35,554
Year Ended 12/31/2015	$9.30	(2.49%)	0.80%	0.79%	2.29%	78%	$22,577
Year Ended 12/31/2014	$10.07	0.31%	0.81%	0.80%	1.83%	78%	$20,712
Year Ended 12/31/2013	$10.41	1.19%	0.84%	0.81%	1.51%	89%	$9,481
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
16	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	79,245*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	881,979*

18	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	889,642

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(571,006)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	146,241,824
Futures contracts — short	115,839,249

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.48% of the Fund’s average daily net assets.
20	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.50%	0.55%
Class 2	0.75	0.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
785,007,000	225,000	(14,281,000)	(14,056,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	20,237,850	14,086,321	34,324,171
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $277,320,735 and $288,746,325, respectively, for the six months ended June 30, 2018, of which $0 and $35,519,136, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	25

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
26	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides. for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
28	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Limited Duration Credit Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6684 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Emerging Markets Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Jim Carlen, CFA
Lead Portfolio Manager
Managed Fund since 2012
Christopher Cooke
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	-5.77	-1.83	3.40	3.28
Class 2	04/30/12	-5.99	-2.18	3.14	3.02
JPMorgan Emerging Markets Bond Index-Global		-5.23	-2.45	4.42	3.89
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2018)
A rating	3.7
BBB rating	23.1
BB rating	29.5
B rating	41.7
CCC rating	0.5
D rating	1.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2018)
Argentina	7.8
Belarus	1.8
Brazil	5.8
Chile	0.4
China	3.6
Colombia	1.5
Croatia	1.3
Dominican Republic	6.6
Ecuador	0.3
Egypt	4.6
El Salvador	1.1
Ghana	0.8
Guatemala	0.9
Honduras	2.3
Hungary	0.1
Indonesia	5.8
Ivory Coast	4.0
Jamaica	0.5
Kazakhstan	3.0
Kenya	0.3
Mexico	10.6
Nigeria	3.3
Oman	2.2
Pakistan	0.8
Paraguay	1.2
Russian Federation	4.7
Senegal	1.3
Serbia	0.5
South Africa	5.7
Sri Lanka	1.1
Togo	0.7
Trinidad and Tobago	0.8
Turkey	4.3
Ukraine	3.5
United States(a)	5.4
Venezuela	1.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	942.30	1,021.14	3.68	3.83	0.76
Class 2	1,000.00	1,000.00	940.10	1,019.90	4.89	5.09	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 13.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 1.0%
Light Servicos de Eletricidade SA/Energia SA(b)
05/03/2023	7.250%		2,200,000	2,073,425
Chile 0.4%
Cencosud SA(b)
02/12/2045	6.625%		846,000	850,753
Colombia 1.3%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		1,230,000	1,263,332
Gran Tierra Energy International Holdings Ltd.(b)
02/15/2025	6.250%		850,000	797,875
Millicom International Cellular SA(b)
01/15/2028	5.125%		639,000	585,252
Total				2,646,459
Ghana 0.8%
Tullow Oil PLC(b)
03/01/2025	7.000%		1,750,000	1,657,029
Guatemala 0.9%
Energuate Trust(b)
05/03/2027	5.875%		1,900,000	1,820,255
Indonesia 2.8%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%		2,474,000	2,259,712
Indo Energy Finance II BV(b)
01/24/2023	6.375%		2,400,000	2,269,872
Star Energy Geothermal Wayang Windu Ltd.(b)
04/24/2033	6.750%		1,500,000	1,328,088
Total				5,857,672
Mexico 3.4%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	502,171
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		700,000	642,089
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		1,180,000	1,094,561
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	1,736,000	478,217
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Elementia SAB de CV(b)
01/15/2025	5.500%		1,280,000	1,206,224
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		1,376,000	1,367,403
Grupo Televisa SAB
05/14/2043	7.250%	MXN	7,940,000	295,861
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		1,600,000	1,467,270
Total				7,053,796
South Africa 1.2%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		2,250,000	2,269,555
Petra Diamonds U.S. Treasury PLC(b)
05/01/2022	7.250%		341,000	323,427
Total				2,592,982
Togo 0.7%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		1,500,000	1,432,320
Ukraine 1.2%
MHP SA(b)
04/03/2026	6.950%		2,000,000	1,868,170
MHP SE(b)
05/10/2024	7.750%		704,000	707,421
Total				2,575,591
Total Corporate Bonds & Notes (Cost $30,985,256)				28,560,282

Foreign Government Obligations(a),(d) 75.8%

Argentina 7.6%
Argentine Republic Government International Bond
04/22/2021	6.875%		1,030,000	1,018,508
01/26/2022	5.625%		231,000	216,270
01/11/2023	4.625%		900,000	793,144
04/22/2026	7.500%		1,075,000	994,592
01/26/2027	6.875%		2,431,000	2,163,293
01/11/2028	5.875%		1,600,000	1,304,130
07/06/2028	6.625%		1,800,000	1,528,801
12/31/2033	8.280%		1,219,773	1,124,521
07/06/2036	7.125%		500,000	402,161
01/11/2048	6.875%		2,400,000	1,829,186
Provincia de Buenos Aires(b)
06/15/2027	7.875%		2,985,000	2,614,320
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Cordoba(b)
09/01/2024	7.450%		1,075,000	968,476
08/01/2027	7.125%		1,200,000	1,001,213
Total				15,958,615
Belarus 1.7%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		700,000	724,599
06/29/2027	7.625%		1,100,000	1,149,486
02/28/2030	6.200%		1,800,000	1,701,052
Total				3,575,137
Brazil 4.6%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		300,000	287,804
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	8,000,000	1,949,110
Brazilian Government International Bond
01/07/2041	5.625%		2,750,000	2,402,331
Petrobras Global Finance BV
05/23/2021	8.375%		105,000	114,037
01/17/2027	7.375%		360,000	359,504
Petrobras Global Finance BV(b)
01/27/2025	5.299%		1,011,000	936,431
01/27/2028	5.999%		3,996,000	3,620,840
Total				9,670,057
China 3.5%
Beijing Gas Singapore Capital Corp.(b)
05/31/2022	2.750%		728,000	693,705
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%		1,300,000	1,331,482
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		1,600,000	1,527,024
Syngenta Finance NV(b)
04/24/2028	5.182%		3,911,000	3,791,676
Total				7,343,887
Colombia 0.2%
Ecopetrol SA
01/16/2025	4.125%		326,000	315,529
Croatia 1.3%
Croatia Government International Bond(b)
01/26/2024	6.000%		1,861,000	2,001,139
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		600,000	626,786
Total				2,627,925
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 6.4%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	2,412,275
Dominican Republic International Bond(b)
01/08/2021	14.000%	DOP	16,308,000	363,204
03/04/2022	10.375%	DOP	93,200,000	1,958,392
02/15/2023	8.900%	DOP	18,000,000	370,358
01/27/2025	5.500%		815,000	807,178
01/29/2026	6.875%		700,000	741,371
01/25/2027	5.950%		2,625,000	2,625,102
04/20/2027	8.625%		2,410,000	2,721,080
04/30/2044	7.450%		1,086,000	1,144,261
01/27/2045	6.850%		271,000	268,170
Total				13,411,391
Ecuador 0.3%
Petroamazonas EP(b)
11/06/2020	4.625%		600,000	543,000
Egypt 3.1%
Egypt Government International Bond(b)
06/11/2025	5.875%		400,000	372,235
04/16/2026	4.750%	EUR	1,000,000	1,071,456
01/31/2027	7.500%		1,000,000	982,724
02/21/2028	6.588%		1,350,000	1,239,666
04/30/2040	6.875%		900,000	768,790
01/31/2047	8.500%		900,000	872,458
02/21/2048	7.903%		1,300,000	1,185,837
Total				6,493,166
El Salvador 1.1%
El Salvador Government International Bond(b)
01/18/2027	6.375%		1,698,000	1,604,204
04/10/2032	8.250%		412,000	426,170
06/15/2035	7.650%		270,000	264,273
Total				2,294,647
Honduras 2.3%
Honduras Government International Bond(b)
03/15/2024	7.500%		1,600,000	1,711,475
01/19/2027	6.250%		3,000,000	3,021,003
Total				4,732,478
Hungary 0.1%
Hungary Government International Bond
11/22/2023	5.750%		284,000	305,887
Indonesia 2.8%
Indonesia Government International Bond(b)
01/17/2038	7.750%		1,486,000	1,911,638
01/17/2038	7.750%		500,000	643,216

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Perusahaan Listrik Negara PT(b)
05/21/2028	5.450%		1,000,000	1,012,469
05/21/2048	6.150%		1,000,000	1,010,544
PT Pertamina Persero(b)
05/03/2042	6.000%		1,335,000	1,328,741
Total				5,906,608
Ivory Coast 3.9%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	280,976
03/03/2028	6.375%		3,172,000	2,989,927
03/22/2030	5.250%	EUR	1,400,000	1,568,341
06/15/2033	6.125%		887,000	783,965
03/22/2048	6.625%	EUR	2,000,000	2,200,712
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%		308,070	285,756
Total				8,109,677
Jamaica 0.5%
Jamaica Government International Bond
03/15/2039	8.000%		300,000	337,678
07/28/2045	7.875%		600,000	670,761
Total				1,008,439
Kazakhstan 3.0%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	353,263
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		1,900,000	1,841,446
KazMunayGas National Co. JSC(b)
04/24/2025	4.750%		1,100,000	1,102,808
04/24/2030	5.375%		2,900,000	2,915,924
Total				6,213,441
Kenya 0.2%
Kenya Government International Bond(b)
02/28/2048	8.250%		550,000	514,159
Mexico 7.0%
Banco Nacional de Comercio Exterior SNC(b),(c)
Subordinated
08/11/2026	3.800%		600,000	579,071
Mexican Bonos
06/09/2022	6.500%	MXN	65,615,900	3,170,903
Mexico City Airport Trust(b)
07/31/2047	5.500%		1,100,000	974,976
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	26,717
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
01/23/2026	4.500%		299,000	279,107
08/04/2026	6.875%		1,000,000	1,049,373
11/12/2026	7.470%	MXN	4,700,000	205,802
03/13/2027	6.500%		2,500,000	2,558,907
06/15/2035	6.625%		600,000	585,584
06/02/2041	6.500%		5,444,000	5,099,613
Total				14,530,053
Nigeria 1.6%
Nigeria Government International Bond(b)
11/28/2027	6.500%		1,126,000	1,048,900
02/16/2032	7.875%		2,300,000	2,259,253
Total				3,308,153
Oman 2.2%
Oman Government International Bond(b)
01/17/2028	5.625%		3,200,000	3,012,051
01/17/2048	6.750%		1,700,000	1,536,576
Total				4,548,627
Pakistan 0.8%
Pakistan Government International Bond(b)
09/30/2025	8.250%		600,000	573,997
03/31/2036	7.875%		700,000	585,630
Second Pakistan International Sukuk Co., Ltd. (The)(b)
12/03/2019	6.750%		532,000	521,683
Total				1,681,310
Paraguay 1.2%
Paraguay Government International Bond(b)
08/11/2044	6.100%		1,407,000	1,454,085
03/13/2048	5.600%		1,000,000	979,469
Total				2,433,554
Russian Federation 4.6%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		2,266,000	2,215,276
Gazprom OAO Via Gaz Capital SA(b)
08/16/2037	7.288%		946,000	1,067,627
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	266,000,000	4,089,838
Russian Foreign Bond - Eurobond(b)
04/04/2022	4.500%		200,000	203,622
04/04/2042	5.625%		800,000	837,197
Vnesheconombank Via VEB Finance PLC(b)
11/21/2023	5.942%		800,000	824,075
11/22/2025	6.800%		354,000	375,383
Total				9,613,018

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Senegal 1.3%
Senegal Government International Bond(b)
07/30/2024	6.250%		519,000	510,440
05/23/2033	6.250%		2,500,000	2,221,720
Total				2,732,160
Serbia 0.5%
Serbia International Bond(b)
12/03/2018	5.875%		342,000	345,423
09/28/2021	7.250%		700,000	764,327
Total				1,109,750
South Africa 4.3%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	102,000,000	6,738,462
Republic of South Africa Government International Bond
06/22/2030	5.875%		1,000,000	990,850
Transnet SOC Ltd.(b)
07/26/2022	4.000%		1,400,000	1,330,819
Total				9,060,131
Sri Lanka 1.1%
Sri Lanka Government International Bond(b)
04/18/2023	5.750%		1,000,000	960,195
07/18/2026	6.825%		800,000	766,074
05/11/2027	6.200%		550,000	502,625
Total				2,228,894
Trinidad and Tobago 0.8%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%		1,611,000	1,652,596
Turkey 4.2%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%		467,000	465,441
09/23/2021	5.000%		418,000	396,458
05/03/2024	6.125%		2,200,000	2,033,291
Turkey Government International Bond
03/30/2021	5.625%		655,000	651,450
03/25/2022	5.125%		250,000	242,216
09/26/2022	6.250%		250,000	250,850
04/14/2026	4.250%		247,000	211,092
03/25/2027	6.000%		3,100,000	2,910,531
03/17/2036	6.875%		1,132,000	1,064,637
02/17/2045	6.625%		560,000	497,105
Total				8,723,071
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ukraine 2.2%
Ukraine Government International Bond(b)
09/01/2024	7.750%		800,000	758,185
09/01/2026	7.750%		700,000	648,301
09/25/2032	7.375%		2,600,000	2,224,638
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%		1,000,000	1,012,453
Total				4,643,577
Venezuela 1.4%
Petroleos de Venezuela SA(b),(e)
05/16/2024	0.000%		12,559,928	2,671,585
11/15/2026	0.000%		1,106,640	233,889
Total				2,905,474
Total Foreign Government Obligations (Cost $171,711,736)				158,194,411

Treasury Bills 3.1%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.4%
Egypt Treasury Bills
10/02/2018	18.970%	EGP	55,000,000	2,929,665
Nigeria 1.7%
Nigeria Treasury Bills
01/17/2019	12.900%	NGN	750,000,000	1,936,483
03/14/2019	13.080%	NGN	596,800,000	1,511,200
Total				3,447,683
Total Treasury Bills (Cost $6,401,207)				6,377,348

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(f),(g)	11,046,463	11,046,463
Total Money Market Funds (Cost $11,046,266)		11,046,463
Total Investments in Securities (Cost $220,144,465)		204,178,504
Other Assets & Liabilities, Net		4,470,830
Net Assets		$208,649,334

At June 30, 2018, securities and/or cash totaling $197,700 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,435,000 EUR	5,204,814 USD	Credit Suisse	07/17/2018	20,198	—
152,439,746 RUB	2,415,078 USD	Credit Suisse	07/17/2018	—	(8,487)
97,395,000 MXN	4,837,482 USD	Morgan Stanley	07/17/2018	—	(55,486)
275,173 USD	5,500,000 MXN	Morgan Stanley	07/17/2018	1,138	—
7,800,000 BRL	2,064,584 USD	Standard Chartered	07/17/2018	55,511	—
111,000,000 RUB	1,758,277 USD	Standard Chartered	07/17/2018	—	(6,458)
100,450,000 ZAR	7,947,245 USD	TD Securities	07/17/2018	637,894	—
Total				714,741	(70,431)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	28	09/2018	USD	3,378,104	24,877	—
U.S. Ultra Bond	51	09/2018	USD	8,186,676	192,729	—
Total					217,606	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $137,530,898, which represents 65.91% of net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2018, the value of these securities amounted to $2,905,474, which represents 1.39% of net assets.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	14,339,227	52,674,136	(55,966,900)	11,046,463	(330)	(116)	102,522	11,046,463
Currency Legend
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	28,560,282	—	—	28,560,282
Foreign Government Obligations	—	158,194,411	—	—	158,194,411
Treasury Bills	—	6,377,348	—	—	6,377,348
Money Market Funds	—	—	—	11,046,463	11,046,463
Total Investments in Securities	—	193,132,041	—	11,046,463	204,178,504
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	714,741	—	—	714,741
Futures Contracts	217,606	—	—	—	217,606
Liability
Forward Foreign Currency Exchange Contracts	—	(70,431)	—	—	(70,431)
Total	217,606	193,776,351	—	11,046,463	205,040,420
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	11

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $209,098,199)	$193,132,041
Affiliated issuers (cost $11,046,266)	11,046,463
Foreign currency (cost $8,248)	7,697
Margin deposits on:
Futures contracts	197,700
Unrealized appreciation on forward foreign currency exchange contracts	714,741
Receivable for:
Capital shares sold	164,304
Dividends	25,681
Interest	4,219,704
Foreign tax reclaims	44,780
Total assets	209,553,111
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	70,431
Payable for:
Investments purchased	628,387
Capital shares purchased	1,315
Variation margin for futures contracts	3,188
Management services fees	99,418
Distribution and/or service fees	20,518
Service fees	10,818
Compensation of board members	29,608
Compensation of chief compliance officer	21
Other expenses	40,073
Total liabilities	903,777
Net assets applicable to outstanding capital stock	$208,649,334
Represented by
Paid in capital	231,752,429
Undistributed net investment income	323,762
Accumulated net realized loss	(8,287,239)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(15,966,158)
Investments - affiliated issuers	197
Foreign currency translations	(35,573)
Forward foreign currency exchange contracts	644,310
Futures contracts	217,606
Total - representing net assets applicable to outstanding capital stock	$208,649,334
Class 1
Net assets	$104,647,806
Shares outstanding	11,292,709
Net asset value per share	$9.27
Class 2
Net assets	$104,001,528
Shares outstanding	11,231,318
Net asset value per share	$9.26
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$102,522
Interest	6,461,590
Foreign taxes withheld	(121,625)
Total income	6,442,487
Expenses:
Management services fees	626,848
Distribution and/or service fees
Class 2	126,088
Service fees	79,966
Compensation of board members	7,668
Custodian fees	25,542
Printing and postage fees	7,041
Audit fees	23,112
Legal fees	4,430
Compensation of chief compliance officer	21
Other	19,503
Total expenses	920,219
Net investment income	5,522,268
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,358,772
Investments — affiliated issuers	(330)
Foreign currency translations	(102,203)
Forward foreign currency exchange contracts	317,978
Futures contracts	(395,312)
Net realized gain	1,178,905
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(20,231,256)
Investments — affiliated issuers	(116)
Foreign currency translations	(12,073)
Forward foreign currency exchange contracts	573,686
Futures contracts	202,397
Net change in unrealized appreciation (depreciation)	(19,467,362)
Net realized and unrealized loss	(18,288,457)
Net decrease in net assets resulting from operations	$(12,766,189)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$5,522,268	$10,124,119
Net realized gain	1,178,905	125,355
Net change in unrealized appreciation (depreciation)	(19,467,362)	8,264,164
Net increase (decrease) in net assets resulting from operations	(12,766,189)	18,513,638
Distributions to shareholders
Net investment income
Class 1	(3,314,364)	(4,845,241)
Class 2	(3,080,710)	(3,117,437)
Total distributions to shareholders	(6,395,074)	(7,962,678)
Increase in net assets from capital stock activity	22,897,894	54,806,720
Total increase in net assets	3,736,631	65,357,680
Net assets at beginning of period	204,912,703	139,555,023
Net assets at end of period	$208,649,334	$204,912,703
Undistributed net investment income	$323,762	$1,196,568
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	90,982	891,895	159,825	1,608,113
Distributions reinvested	347,009	3,314,364	485,820	4,845,241
Redemptions	(5,125)	(50,149)	(190,963)	(1,890,980)
Net increase	432,866	4,156,110	454,682	4,562,374
Class 2
Subscriptions	1,993,659	19,681,600	5,019,517	50,092,286
Distributions reinvested	322,983	3,080,710	311,958	3,117,437
Redemptions	(412,087)	(4,020,526)	(296,328)	(2,965,377)
Net increase	1,904,555	18,741,784	5,035,147	50,244,346
Total net increase	2,337,421	22,897,894	5,489,829	54,806,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.15	0.27	(0.85)	(0.58)	(0.30)	—	(0.30)
Year Ended 12/31/2017	$9.50	0.59	0.52	1.11	(0.46)	—	(0.46)
Year Ended 12/31/2016	$8.77	0.55	0.43	0.98	(0.25)	—	(0.25)
Year Ended 12/31/2015	$9.01	0.52	(0.61)	(0.09)	(0.15)	—	(0.15)
Year Ended 12/31/2014	$9.41	0.57	(0.39)	0.18	(0.53)	(0.05)	(0.58)
Year Ended 12/31/2013	$10.88	0.56	(1.37)	(0.81)	(0.60)	(0.06)	(0.66)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.15	0.25	(0.85)	(0.60)	(0.29)	—	(0.29)
Year Ended 12/31/2017	$9.49	0.57	0.52	1.09	(0.43)	—	(0.43)
Year Ended 12/31/2016	$8.76	0.53	0.43	0.96	(0.23)	—	(0.23)
Year Ended 12/31/2015	$9.02	0.49	(0.60)	(0.11)	(0.15)	—	(0.15)
Year Ended 12/31/2014	$9.43	0.55	(0.40)	0.15	(0.51)	(0.05)	(0.56)
Year Ended 12/31/2013	$10.88	0.54	(1.36)	(0.82)	(0.57)	(0.06)	(0.63)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.27	(5.77%)	0.76% (c)	0.76% (c)	5.40% (c)	33%	$104,648
Year Ended 12/31/2017	$10.15	11.85%	0.75%	0.75%	5.88%	42%	$110,275
Year Ended 12/31/2016	$9.50	11.34%	0.75%	0.75%	5.92%	26%	$98,824
Year Ended 12/31/2015	$8.77	(1.03%)	0.75%	0.75%	5.77%	64%	$87,659
Year Ended 12/31/2014	$9.01	1.81%	0.71%	0.71%	5.93%	30%	$184,984
Year Ended 12/31/2013	$9.41	(7.54%)	0.69%	0.69%	5.50%	21%	$287,061
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$9.26	(5.99%)	1.01% (c)	1.01% (c)	5.16% (c)	33%	$104,002
Year Ended 12/31/2017	$10.15	11.69%	1.01%	1.01%	5.70%	42%	$94,637
Year Ended 12/31/2016	$9.49	11.07%	1.01%	1.01%	5.63%	26%	$40,731
Year Ended 12/31/2015	$8.76	(1.31%)	1.01%	1.01%	5.49%	64%	$16,653
Year Ended 12/31/2014	$9.02	1.44%	0.96%	0.96%	5.75%	30%	$11,708
Year Ended 12/31/2013	$9.43	(7.65%)	0.95%	0.95%	5.68%	21%	$4,249
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	17

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
18	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
20	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	714,741
Interest rate risk	Net assets — unrealized appreciation on futures contracts	217,606*
Total		932,347

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	70,431

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	317,978	—	317,978
Interest rate risk	—	(395,312)	(395,312)
Total	317,978	(395,312)	(77,334)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	573,686	—	573,686
Interest rate risk	—	202,397	202,397
Total	573,686	202,397	776,083
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	11,645,502

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	364,769	(99,983)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
22	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
	Credit Suisse ($)	Morgan Stanley ($)	Standard Chartered ($)	TD Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	20,198	1,138	55,511	637,894	714,741
Liabilities
Forward foreign currency exchange contracts	8,487	55,486	6,458	-	70,431
Total financial and derivative net assets	11,711	(54,348)	49,053	637,894	644,310
Total collateral received (pledged) (a)	-	-	-	-	-
Net amount (b)	11,711	(54,348)	49,053	637,894	644,310

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to
24	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.85%	0.89%
Class 2	1.10	1.14
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
220,144,000	1,698,000	(16,802,000)	(15,104,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	1,043,679	8,269,002	9,312,681
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $91,339,977 and $64,689,972, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2018, one unaffiliated shareholder of record owned 37.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 56.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
28	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	29

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
30	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	31

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2018	33

Columbia Variable Portfolio – Emerging Markets Bond Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6537 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Commodity Strategy Fund  |  Semiannual Report 2018

Fund at a Glance
Investment objective
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) seeks to provide shareholders with total return.
Portfolio management
Threadneedle International Limited
David Donora
Nicolas Robin
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/13	-0.86	6.73	-6.97	-8.06
Class 2	04/30/13	-1.17	6.27	-7.25	-8.30
Bloomberg Commodity Index Total Return		0.00	7.35	-6.40	-7.48
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Fund at a Glance   (continued)
Commodities market exposure (%) (at June 30, 2018)
Commodities futures contracts(a)
Agriculture	36.3
Energy	33.2
Industrial Metals	18.1
Precious Metals	12.4
Total notional market value of commodities futures contracts	100.00
(a) Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $533,482,828. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Portfolio Holdings (%) (at June 30, 2018)
Money Market Funds	18.6
Treasury Bills	38.8
U.S. Government & Agency Obligations	37.0
Other Assets	5.6
Total	100.0
Percentages indicated are based upon net assets. At period end, the Fund held an investment in Affiliated Money Market Fund, U.S. Treasury Bills, and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund’s investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	991.40	1,021.69	3.23	3.28	0.65
Class 2	1,000.00	1,000.00	988.30	1,020.44	4.46	4.53	0.90
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Consolidated Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 38.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 38.8%
U.S. Treasury Bills
02/28/2019	2.140%	11,000,000	10,844,526
03/28/2019	2.210%	100,000,000	98,378,528
04/25/2019	2.240%	100,000,000	98,188,441
Total			207,411,495
Total Treasury Bills (Cost $207,377,554)			207,411,495

U.S. Government & Agency Obligations 37.0%

Federal Home Loan Banks Discount Notes
08/31/2018	1.920%	98,000,000	97,675,620
Federal Home Loan Mortgage Corp.
08/20/2018	1.880%	50,000,000	49,866,389
Federal National Mortgage Association
08/20/2018	1.900%	50,000,000	49,865,307
Total U.S. Government & Agency Obligations (Cost $197,406,357)			197,407,316
Money Market Funds 18.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(b)	99,399,384	99,399,384
Total Money Market Funds (Cost $99,390,764)		99,399,384
Total Investments in Securities (Cost: $504,174,675)		504,218,195
Other Assets & Liabilities, Net		29,963,645
Net Assets		534,181,840
At June 30, 2018, securities and/or cash totaling $25,951,109 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	300	07/2018	USD	23,769,000	1,252,649	—
Brent Crude	302	09/2018	USD	23,716,060	1,002,953	—
Coffee C	55	09/2018	USD	2,373,938	—	(84,817)
Coffee C	221	09/2018	USD	9,538,913	—	(315,833)
Copper	104	09/2018	USD	7,711,600	—	(808,992)
Copper	381	09/2018	USD	28,251,150	—	(3,053,774)
Corn	424	09/2018	USD	7,621,400	—	(356,677)
Corn	1,623	09/2018	USD	29,173,425	—	(2,158,732)
Cotton	82	12/2018	USD	3,440,720	—	(369,153)
Cotton	121	12/2018	USD	5,077,160	—	(509,104)
Feeder Cattle	13	08/2018	USD	983,613	68,138	—
Feeder Cattle	8	08/2018	USD	605,300	42,770	—
Gold 100 oz.	294	08/2018	USD	36,882,300	—	(1,960,204)
Hard Red Spring Wheat	36	09/2018	USD	966,150	—	(116,229)
Hard Red Spring Wheat	55	09/2018	USD	1,476,063	—	(171,021)
HRW Wheat	62	09/2018	USD	1,514,350	—	(190,881)
HRW Wheat	246	09/2018	USD	6,008,550	—	(883,678)
Lead	110	09/2018	USD	6,628,875	37,587	—
Lean Hogs	234	08/2018	USD	7,155,720	60,899	—
Lean Hogs	34	08/2018	USD	1,039,720	12,111	—
Lean Hogs	48	12/2018	USD	1,047,360	—	(81,110)
Lean Hogs	79	12/2018	USD	1,723,780	—	(147,824)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	5

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	379	08/2018	USD	16,179,510	—	(79,188)
Live Cattle	51	08/2018	USD	2,177,190	—	(82,814)
Live Cattle	51	08/2018	USD	2,177,190	—	(83,834)
LIVE CATTLE FUTR Aug18	1	08/2018	USD	42,690	2,926	—
Natural Gas	1,331	10/2018	USD	39,251,190	1,582,853	—
Nickel	49	09/2018	USD	4,378,983	—	(118,497)
Nickel	197	09/2018	USD	17,605,299	—	(659,942)
NY Harbor ULSD	135	08/2018	USD	12,565,854	301,233	—
NY Harbor ULSD	90	08/2018	USD	8,377,236	138,576	—
Primary Aluminum	86	09/2018	USD	4,583,263	—	(365,784)
Primary Aluminum	347	09/2018	USD	18,492,931	—	(1,143,008)
RBOB Gasoline	220	08/2018	USD	19,700,604	457,013	—
RBOB Gasoline	54	08/2018	USD	4,835,603	125,217	—
Silver	73	09/2018	USD	5,912,270	—	(305,305)
Silver	294	09/2018	USD	23,811,060	—	(1,091,904)
Soybean	137	11/2018	USD	6,028,000	—	(642,697)
Soybean	570	11/2018	USD	25,080,000	—	(2,727,650)
Soybean Meal	141	09/2018	USD	4,665,690	—	(283,852)
Soybean Meal	89	12/2018	USD	2,936,110	—	(222,831)
Soybean Meal	267	12/2018	USD	8,808,330	—	(803,773)
Soybean Oil	167	12/2018	USD	2,979,948	—	(156,020)
Soybean Oil	573	12/2018	USD	10,224,612	—	(440,294)
Sugar #11	1,090	09/2018	USD	14,954,800	239,124	—
Wheat	142	09/2018	USD	3,558,875	—	(212,369)
Wheat	336	09/2018	USD	8,421,000	—	(441,718)
Wheat	40	12/2018	USD	1,033,500	16,306	—
Wheat	1	12/2018	USD	25,838	396	—
Wheat	176	12/2018	USD	4,547,400	—	(399,955)
WTI Crude	495	08/2018	USD	35,867,700	3,288,990	—
WTI Crude	123	08/2018	USD	8,912,580	824,952	—
Zinc	39	09/2018	USD	2,785,575	—	(334,797)
Zinc	82	09/2018	USD	5,856,850	—	(684,777)
Total					9,454,693	(22,489,038)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	170,829,166	381,103,951	(452,533,733)	99,399,384	(6,704)	4,440	1,336,770	99,399,384
Currency Legend
USD	US Dollar
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	207,411,495	—	—	—	207,411,495
U.S. Government & Agency Obligations	—	197,407,316	—	—	197,407,316
Money Market Funds	—	—	—	99,399,384	99,399,384
Total Investments in Securities	207,411,495	197,407,316	—	99,399,384	504,218,195
Investments in Derivatives
Asset
Futures Contracts	9,454,693	—	—	—	9,454,693
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	7

Consolidated Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Futures Contracts	(22,489,038)	—	—	—	(22,489,038)
Total	194,377,150	197,407,316	—	99,399,384	491,183,850
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Consolidated Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $404,783,911)	$404,818,811
Affiliated issuers (cost $99,390,764)	99,399,384
Margin deposits on:
Futures contracts	25,951,109
Receivable for:
Capital shares sold	18,953
Dividends	178,845
Variation margin for futures contracts	4,910,147
Total assets	535,277,249
Liabilities
Payable for:
Capital shares purchased	418
Variation margin for futures contracts	1,027,141
Management services fees	9,100
Distribution and/or service fees	115
Service fees	1,997
Compensation of board members	22,150
Compensation of chief compliance officer	58
Other expenses	34,430
Total liabilities	1,095,409
Net assets applicable to outstanding capital stock	$534,181,840
Represented by
Paid in capital	587,637,254
Excess of distributions over net investment income	(41,578,845)
Accumulated net realized gain	1,114,256
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	34,900
Investments - affiliated issuers	8,620
Futures contracts	(13,034,345)
Total - representing net assets applicable to outstanding capital stock	$534,181,840
Class 1
Net assets	$517,301,078
Shares outstanding	86,413,608
Net asset value per share	$5.99
Class 2
Net assets	$16,880,762
Shares outstanding	2,844,936
Net asset value per share	$5.93
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	9

Consolidated Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$1,336,770
Interest	3,017,517
Total income	4,354,287
Expenses:
Management services fees	1,714,638
Distribution and/or service fees
Class 2	20,209
Service fees	13,027
Compensation of board members	9,811
Custodian fees	14,176
Printing and postage fees	4,468
Audit fees	19,052
Legal fees	5,862
Compensation of chief compliance officer	56
Other	6,968
Total expenses	1,808,267
Net investment income	2,546,020
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(113,968)
Investments — affiliated issuers	(6,704)
Futures contracts	21,174,888
Net realized gain	21,054,216
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	166,285
Investments — affiliated issuers	4,440
Futures contracts	(28,893,163)
Net change in unrealized appreciation (depreciation)	(28,722,438)
Net realized and unrealized loss	(7,668,222)
Net decrease in net assets resulting from operations	$(5,122,202)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$2,546,020	$689,024
Net realized gain (loss)	21,054,216	(6,280,010)
Net change in unrealized appreciation (depreciation)	(28,722,438)	15,168,939
Net increase (decrease) in net assets resulting from operations	(5,122,202)	9,577,953
Distributions to shareholders
Net investment income
Class 1	(698,995)	(27,382,146)
Class 2	—	(806,582)
Total distributions to shareholders	(698,995)	(28,188,728)
Increase (decrease) in net assets from capital stock activity	(12,162,074)	79,125,896
Total increase (decrease) in net assets	(17,983,271)	60,515,121
Net assets at beginning of period	552,165,111	491,649,990
Net assets at end of period	$534,181,840	$552,165,111
Excess of distributions over net investment income	$(41,578,845)	$(43,425,870)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	11

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	26,688	163,253	7,727,256	46,319,672
Distributions reinvested	117,676	698,995	4,951,564	27,382,146
Redemptions	(2,427,973)	(14,569,243)	(13,765)	(81,553)
Net increase (decrease)	(2,283,609)	(13,706,995)	12,665,055	73,620,265
Class 2
Subscriptions	462,045	2,801,295	1,244,620	7,506,080
Distributions reinvested	—	—	146,918	806,582
Redemptions	(208,922)	(1,256,374)	(479,718)	(2,807,031)
Net increase	253,123	1,544,921	911,820	5,505,631
Total net increase (decrease)	(2,030,486)	(12,162,074)	13,576,875	79,125,896
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	13

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$6.05	0.03	(0.08)	(0.05)	(0.01)	(0.01)
Year Ended 12/31/2017	$6.33	0.01	0.07	0.08	(0.36)	(0.36)
Year Ended 12/31/2016	$5.61	(0.02)	0.74	0.72	—	—
Year Ended 12/31/2015	$7.34	(0.05)	(1.68)	(1.73)	—	—
Year Ended 12/31/2014	$9.32	(0.07)	(1.91)	(1.98)	—	—
Year Ended 12/31/2013(d)	$9.86	(0.05)	(0.49)	(0.54)	—	—
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$6.00	0.02	(0.09)	(0.07)	—	—
Year Ended 12/31/2017	$6.27	(0.01)	0.08	0.07	(0.34)	(0.34)
Year Ended 12/31/2016	$5.58	(0.04)	0.73	0.69	—	—
Year Ended 12/31/2015	$7.32	(0.07)	(1.67)	(1.74)	—	—
Year Ended 12/31/2014	$9.32	(0.09)	(1.91)	(2.00)	—	—
Year Ended 12/31/2013(d)	$9.86	(0.06)	(0.48)	(0.54)	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Based on operations from April 30, 2013 (fund commencement of operations) through the stated period end.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$5.99	(0.86%)	0.65% (c)	0.65% (c)	0.94% (c)	0%	$517,301
Year Ended 12/31/2017	$6.05	1.80%	0.69%	0.69%	0.15%	0%	$536,624
Year Ended 12/31/2016	$6.33	12.83%	0.74%	0.74%	(0.39%)	0%	$481,110
Year Ended 12/31/2015	$5.61	(23.57%)	0.88%	0.88%	(0.77%)	0%	$42,326
Year Ended 12/31/2014	$7.34	(21.24%)	0.78%	0.78%	(0.71%)	0%	$66,873
Year Ended 12/31/2013(d)	$9.32	(5.48%)	0.85% (c)	0.85% (c)	(0.77%) (c)	449%	$120,651
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$5.93	(1.17%)	0.90% (c)	0.90% (c)	0.70% (c)	0%	$16,881
Year Ended 12/31/2017	$6.00	1.71%	0.94%	0.94%	(0.09%)	0%	$15,541
Year Ended 12/31/2016	$6.27	12.37%	0.99%	0.99%	(0.63%)	0%	$10,540
Year Ended 12/31/2015	$5.58	(23.77%)	1.15%	1.15%	(1.02%)	0%	$3,550
Year Ended 12/31/2014	$7.32	(21.46%)	1.03%	1.03%	(0.96%)	0%	$1,492
Year Ended 12/31/2013(d)	$9.32	(5.48%)	1.09% (c)	1.09% (c)	(1.02%) (c)	449%	$664
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	15

Notes to Consolidated Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2018, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	15.00%
Net assets	$80,131,990
Net investment income (loss)	307,633
Net realized gain (loss)	21,171,334
Net change in unrealized appreciation (depreciation)	(28,890,156)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
16	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	17

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodities markets (commodity futures). These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
18	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	9,454,693*

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	22,489,038*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	21,174,888

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	(28,893,163)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	533,942,881

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	19

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
20	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.63% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	21

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 1, 2018
Class 1	0.85%	1.01%
Class 2	1.10	1.26
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
504,175,000	9,503,000	(22,494,000)	(12,991,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	65,318	—	65,318
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
22	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Portfolio information
For the six months ended June 30, 2018, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	23

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 97.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
24	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Notes to Consolidated Financial Statements  (continued)
June 30, 2018 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	25

Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
26	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Approval of Management and Subadvisory Agreements   (continued)
the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	27

Approval of Management and Subadvisory Agreements   (continued)
"pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
28	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the SAI. You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2018	29

Columbia Variable Portfolio – Commodity Strategy Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6631AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Disciplined Core Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Disciplined Core Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Brian Condon, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2010
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.33	17.76	13.80	9.84
Class 2*	05/03/10	3.21	17.50	13.52	9.59
Class 3	10/13/81	3.26	17.62	13.67	9.72
S&P 500 Index		2.65	14.37	13.42	10.17
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Facebook, Inc., Class A	3.9
Microsoft Corp.	3.4
JPMorgan Chase & Co.	3.1
MasterCard, Inc., Class A	2.6
Pfizer, Inc.	2.5
Boeing Co. (The)	2.5
Cisco Systems, Inc.	2.4
Adobe Systems, Inc.	2.3
Apple, Inc.	2.3
ConocoPhillips	2.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	98.8
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	12.5
Consumer Staples	6.6
Energy	5.9
Financials	14.1
Health Care	14.6
Industrials	9.2
Information Technology	26.6
Materials	3.0
Real Estate	2.6
Telecommunication Services	1.7
Utilities	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,033.30	1,021.64	3.35	3.33	0.66
Class 2	1,000.00	1,000.00	1,032.10	1,020.39	4.61	4.58	0.91
Class 3	1,000.00	1,000.00	1,032.60	1,021.04	3.95	3.93	0.78
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 12.4%
Hotels, Restaurants & Leisure 1.5%
Marriott International, Inc., Class A	469,300	59,413,380
Royal Caribbean Cruises Ltd.	217,700	22,553,720
Total		81,967,100
Household Durables 0.5%
PulteGroup, Inc.	974,600	28,019,750
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.(a)	39,900	67,822,020
Booking Holdings, Inc.(a)	17,500	35,474,075
Total		103,296,095
Media 2.2%
Charter Communications, Inc., Class A(a)	43,000	12,608,030
Comcast Corp., Class A	2,019,400	66,256,514
News Corp., Class A	2,320,900	35,973,950
Total		114,838,494
Multiline Retail 1.6%
Kohl’s Corp.	1,024,700	74,700,630
Target Corp.	121,500	9,248,580
Total		83,949,210
Specialty Retail 3.0%
Best Buy Co., Inc.	1,359,300	101,376,594
Foot Locker, Inc.	116,500	6,133,725
Home Depot, Inc. (The)	281,100	54,842,610
Total		162,352,929
Textiles, Apparel & Luxury Goods 1.7%
Ralph Lauren Corp.	736,400	92,580,208
Total Consumer Discretionary		667,003,786
Consumer Staples 6.5%
Food & Staples Retailing 3.2%
Walgreens Boots Alliance, Inc.	1,541,100	92,489,116
Walmart, Inc.	916,400	78,489,660
Total		170,978,776
Food Products 1.3%
Tyson Foods, Inc., Class A	1,065,800	73,380,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Kimberly-Clark Corp.	614,150	64,694,561
Tobacco 0.8%
Altria Group, Inc.	753,900	42,813,981
Total Consumer Staples		351,867,648
Energy 5.9%
Energy Equipment & Services 0.6%
National Oilwell Varco, Inc.	686,100	29,776,740
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.	224,600	28,396,178
ConocoPhillips	1,738,300	121,020,446
Marathon Petroleum Corp.	502,800	35,276,448
Valero Energy Corp.	917,800	101,719,774
Total		286,412,846
Total Energy		316,189,586
Financials 14.0%
Banks 7.0%
Bank of America Corp.	1,686,800	47,550,892
Citigroup, Inc.	1,787,900	119,646,268
Citizens Financial Group, Inc.	524,100	20,387,490
Fifth Third Bancorp	845,700	24,271,590
JPMorgan Chase & Co.	1,608,500	167,605,700
Total		379,461,940
Capital Markets 4.6%
BlackRock, Inc.	146,100	72,909,744
Moody’s Corp.	34,700	5,918,432
S&P Global, Inc.	538,700	109,835,543
T. Rowe Price Group, Inc.	501,500	58,219,135
Total		246,882,854
Insurance 2.4%
Allstate Corp. (The)	955,200	87,181,104
Prudential Financial, Inc.	451,400	42,210,414
Total		129,391,518
Total Financials		755,736,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.4%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.(a)	232,200	28,827,630
Biogen, Inc.(a)	113,200	32,855,168
BioMarin Pharmaceutical, Inc.(a)	252,000	23,738,400
Gilead Sciences, Inc.	352,300	24,956,932
TESARO, Inc.(a)	102,000	4,535,940
Vertex Pharmaceuticals, Inc.(a)	175,900	29,895,964
Total		144,810,034
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	604,800	36,886,752
Baxter International, Inc.	1,070,900	79,075,256
Total		115,962,008
Health Care Providers & Services 3.0%
Envision Healthcare Corp.(a)	126,500	5,567,265
Express Scripts Holding Co.(a)	1,155,900	89,247,039
Humana, Inc.	128,100	38,126,403
McKesson Corp.	231,500	30,882,100
Total		163,822,807
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	1,976,500	109,379,510
Eli Lilly & Co.	1,268,700	108,258,171
Pfizer, Inc.	3,723,300	135,081,324
Total		352,719,005
Total Health Care		777,313,854
Industrials 9.1%
Aerospace & Defense 3.6%
Boeing Co. (The)	401,200	134,606,612
General Dynamics Corp.	316,500	58,998,765
Total		193,605,377
Airlines 1.6%
Delta Air Lines, Inc.	1,740,250	86,211,985
Electrical Equipment 1.4%
Acuity Brands, Inc.	303,100	35,120,197
AMETEK, Inc.	534,400	38,562,304
Total		73,682,501
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.3%
Honeywell International, Inc.	102,500	14,765,125
Machinery —%
Cummins, Inc.	23,700	3,152,100
Professional Services —%
Nielsen Holdings PLC	102,200	3,161,046
Road & Rail 0.6%
Kansas City Southern	53,100	5,626,476
Union Pacific Corp.	186,900	26,479,992
Total		32,106,468
Trading Companies & Distributors 1.6%
WW Grainger, Inc.	281,600	86,845,440
Total Industrials		493,530,042
Information Technology 26.3%
Communications Equipment 3.4%
Cisco Systems, Inc.	3,027,300	130,264,719
F5 Networks, Inc.(a)	304,100	52,442,045
Total		182,706,764
Internet Software & Services 6.8%
Alphabet, Inc., Class A(a)	54,200	61,202,098
Facebook, Inc., Class A(a)	1,059,700	205,920,904
VeriSign, Inc.(a)	710,800	97,678,136
Total		364,801,138
IT Services 3.4%
MasterCard, Inc., Class A	703,800	138,310,776
Visa, Inc., Class A	346,800	45,933,660
Total		184,244,436
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	848,000	39,169,120
Broadcom, Inc.	443,700	107,659,368
KLA-Tencor Corp.	47,600	4,880,428
Micron Technology, Inc.(a)	340,300	17,845,332
Total		169,554,248

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.3%
Adobe Systems, Inc.(a)	511,000	124,586,910
Electronic Arts, Inc.(a)	134,300	18,938,986
Microsoft Corp.	1,849,500	182,379,195
VMware, Inc., Class A(a)	96,700	14,211,999
Total		340,117,090
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.(b)	657,600	121,728,336
HP, Inc.	880,400	19,976,276
NetApp, Inc.	451,200	35,432,736
Total		177,137,348
Total Information Technology		1,418,561,024
Materials 3.0%
Chemicals 2.2%
Eastman Chemical Co.	170,700	17,063,172
LyondellBasell Industries NV, Class A	922,200	101,303,670
Total		118,366,842
Containers & Packaging 0.4%
Avery Dennison Corp.	105,000	10,720,500
Packaging Corp. of America	73,300	8,194,207
Total		18,914,707
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	1,325,300	22,874,678
Total Materials		160,156,227
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	663,200	95,613,544
Host Hotels & Resorts, Inc.	1,667,900	35,142,653
SBA Communications Corp.(a)	37,700	6,225,024
Total		136,981,221
Total Real Estate		136,981,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	2,888,600	92,752,946
Total Telecommunication Services		92,752,946
Utilities 3.1%
Electric Utilities 1.0%
Entergy Corp.	644,400	52,061,076
Independent Power and Renewable Electricity Producers 0.7%
NRG Energy, Inc.	1,258,400	38,632,880
Multi-Utilities 1.4%
CenterPoint Energy, Inc.	2,070,900	57,384,639
Public Service Enterprise Group, Inc.	383,800	20,778,932
Total		78,163,571
Total Utilities		168,857,527
Total Common Stocks (Cost $4,439,281,040)		5,338,950,173

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(c),(d)	66,486,048	66,486,048
Total Money Market Funds (Cost $66,486,048)		66,486,048
Total Investments in Securities (Cost: $4,505,767,088)		5,405,436,221
Other Assets & Liabilities, Net		(4,027,382)
Net Assets		5,401,408,839

At June 30, 2018, securities and/or cash totaling $5,072,014 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	537	09/2018	USD	73,074,960	—	(1,461,972)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	15,644,032	272,068,970	(221,226,954)	66,486,048	(4,820)	(111)	341,347	66,486,048
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	667,003,786	—	—	—	667,003,786
Consumer Staples	351,867,648	—	—	—	351,867,648
Energy	316,189,586	—	—	—	316,189,586
Financials	755,736,312	—	—	—	755,736,312
Health Care	777,313,854	—	—	—	777,313,854
Industrials	493,530,042	—	—	—	493,530,042
Information Technology	1,418,561,024	—	—	—	1,418,561,024
Materials	160,156,227	—	—	—	160,156,227
Real Estate	136,981,221	—	—	—	136,981,221
Telecommunication Services	92,752,946	—	—	—	92,752,946
Utilities	168,857,527	—	—	—	168,857,527
Total Common Stocks	5,338,950,173	—	—	—	5,338,950,173
Money Market Funds	—	—	—	66,486,048	66,486,048
Total Investments in Securities	5,338,950,173	—	—	66,486,048	5,405,436,221
Investments in Derivatives
Liability
Futures Contracts	(1,461,972)	—	—	—	(1,461,972)
Total	5,337,488,201	—	—	66,486,048	5,403,974,249
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,439,281,040)	$5,338,950,173
Affiliated issuers (cost $66,486,048)	66,486,048
Receivable for:
Capital shares sold	1,333,373
Dividends	4,838,428
Variation margin for futures contracts	56,385
Total assets	5,411,664,407
Liabilities
Payable for:
Capital shares purchased	6,968,112
Management services fees	2,769,723
Distribution and/or service fees	136,810
Service fees	64,750
Compensation of board members	156,184
Compensation of chief compliance officer	590
Other expenses	159,399
Total liabilities	10,255,568
Net assets applicable to outstanding capital stock	$5,401,408,839
Represented by
Trust capital	$5,401,408,839
Total - representing net assets applicable to outstanding capital stock	$5,401,408,839
Class 1
Net assets	$4,081,044,531
Shares outstanding	81,192,998
Net asset value per share	$50.26
Class 2
Net assets	$26,233,301
Shares outstanding	532,486
Net asset value per share	$49.27
Class 3
Net assets	$1,294,131,007
Shares outstanding	26,021,510
Net asset value per share	$49.73
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$52,317,692
Dividends — affiliated issuers	341,347
Total income	52,659,039
Expenses:
Management services fees	17,246,942
Distribution and/or service fees
Class 2	30,893
Class 3	826,159
Service fees	403,358
Compensation of board members	46,704
Custodian fees	21,603
Printing and postage fees	150,771
Audit fees	17,165
Legal fees	26,404
Compensation of chief compliance officer	557
Other	36,848
Total expenses	18,807,404
Net investment income	33,851,635
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	283,030,308
Investments — affiliated issuers	(4,820)
Futures contracts	1,959,504
Net realized gain	284,984,992
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(136,134,623)
Investments — affiliated issuers	(111)
Futures contracts	(1,635,868)
Net change in unrealized appreciation (depreciation)	(137,770,602)
Net realized and unrealized gain	147,214,390
Net increase in net assets resulting from operations	$181,066,025
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$33,851,635	$90,233,829
Net realized gain	284,984,992	400,644,871
Net change in unrealized appreciation (depreciation)	(137,770,602)	637,372,675
Net increase in net assets resulting from operations	181,066,025	1,128,251,375
Decrease in net assets from capital stock activity	(351,436,324)	(372,389,255)
Total increase (decrease) in net assets	(170,370,299)	755,862,120
Net assets at beginning of period	5,571,779,138	4,815,917,018
Net assets at end of period	$5,401,408,839	$5,571,779,138
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	744,142	36,985,908	2,368,267	100,913,322
Redemptions	(6,287,981)	(312,349,158)	(7,256,896)	(314,672,665)
Net decrease	(5,543,839)	(275,363,250)	(4,888,629)	(213,759,343)
Class 2
Subscriptions	57,325	2,816,396	67,409	2,864,533
Redemptions	(20,709)	(1,012,210)	(49,784)	(2,077,562)
Net increase	36,616	1,804,186	17,625	786,971
Class 3
Subscriptions	6,061	302,159	13,047	557,924
Redemptions	(1,580,084)	(78,179,419)	(3,730,451)	(159,974,807)
Net decrease	(1,574,023)	(77,877,260)	(3,717,404)	(159,416,883)
Total net decrease	(7,081,246)	(351,436,324)	(8,588,408)	(372,389,255)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$48.64	0.32	1.30	1.62
Year Ended 12/31/2017	$39.11	0.77	8.76	9.53
Year Ended 12/31/2016	$36.19	0.62	2.30	2.92
Year Ended 12/31/2015	$35.87	0.57	(0.25)	0.32
Year Ended 12/31/2014	$31.09	0.48	4.30	4.78
Year Ended 12/31/2013	$23.24	0.39	7.46	7.85
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$47.74	0.25	1.28	1.53
Year Ended 12/31/2017	$38.48	0.65	8.61	9.26
Year Ended 12/31/2016	$35.69	0.52	2.27	2.79
Year Ended 12/31/2015	$35.47	0.47	(0.25)	0.22
Year Ended 12/31/2014	$30.82	0.38	4.27	4.65
Year Ended 12/31/2013	$23.09	0.33	7.40	7.73
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$48.16	0.28	1.29	1.57
Year Ended 12/31/2017	$38.77	0.71	8.68	9.39
Year Ended 12/31/2016	$35.92	0.57	2.28	2.85
Year Ended 12/31/2015	$35.65	0.52	(0.25)	0.27
Year Ended 12/31/2014	$30.94	0.42	4.29	4.71
Year Ended 12/31/2013	$23.15	0.35	7.44	7.79

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$50.26	3.33%	0.66% (c)	0.66% (c)	1.27% (c)	41%	$4,081,045
Year Ended 12/31/2017	$48.64	24.37%	0.68%	0.68%	1.79%	69%	$4,219,124
Year Ended 12/31/2016	$39.11	8.07%	0.71%	0.71%	1.70%	80%	$3,583,512
Year Ended 12/31/2015	$36.19	0.89%	0.73%	0.73%	1.58%	78%	$2,941,017
Year Ended 12/31/2014	$35.87	15.38%	0.74%	0.74%	1.45%	76%	$1,399,482
Year Ended 12/31/2013	$31.09	33.78%	0.79%	0.79%	1.37%	69%	$618,147
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$49.27	3.21%	0.91% (c)	0.91% (c)	1.03% (c)	41%	$26,233
Year Ended 12/31/2017	$47.74	24.07%	0.93%	0.93%	1.54%	69%	$23,671
Year Ended 12/31/2016	$38.48	7.82%	0.96%	0.96%	1.45%	80%	$18,402
Year Ended 12/31/2015	$35.69	0.62%	0.98%	0.98%	1.31%	78%	$16,917
Year Ended 12/31/2014	$35.47	15.09%	1.00%	1.00%	1.17%	76%	$9,531
Year Ended 12/31/2013	$30.82	33.48%	1.04%	1.04%	1.21%	69%	$3,723
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$49.73	3.26%	0.78% (c)	0.78% (c)	1.14% (c)	41%	$1,294,131
Year Ended 12/31/2017	$48.16	24.22%	0.81%	0.81%	1.67%	69%	$1,328,984
Year Ended 12/31/2016	$38.77	7.94%	0.83%	0.83%	1.58%	80%	$1,214,003
Year Ended 12/31/2015	$35.92	0.76%	0.85%	0.85%	1.44%	78%	$1,280,983
Year Ended 12/31/2014	$35.65	15.22%	0.87%	0.87%	1.30%	76%	$1,411,277
Year Ended 12/31/2013	$30.94	33.65%	0.92%	0.92%	1.31%	69%	$1,404,866
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
16	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,461,972*

18	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,959,504

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,635,868)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	60,126,255

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.63% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by
20	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $53,549,079, respectively. The sale transactions resulted in a net realized gain of $16,355,888.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019	Prior to May 01, 2018
Class 1	0.72%	0.75%
Class 2	0.97	1.00
Class 3	0.845	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,237,703,735 and $2,604,998,441, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
22	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	23

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
24	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	25

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2018	27

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Disciplined Core Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-2006 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Balanced Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Balanced Fund (the Fund) seeks maximum total investment return through a combination of capital growth and current income.
Portfolio management
Guy Pope, CFA
Co-Lead Portfolio Manager
Managed Fund since 2011
Leonard Aplet, CFA*
Co-Lead Portfolio Manager
Managed Fund since 2011
Jason Callan
Co-Portfolio Manager
Managed Fund since May 2018
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2011
Ronald Stahl
Co-Portfolio Manager
Managed Fund since 2011
*Mr. Aplet expects to retire, effective December 31, 2018.
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	-1.08	5.39	8.66	7.67
Class 2*	06/25/14	-1.20	5.15	8.40	7.46
Class 3	04/30/86	-1.15	5.24	8.51	7.60
Blended Benchmark		1.00	8.34	8.97	7.84
S&P 500 Index		2.65	14.37	13.42	10.17
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	3.72
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Apple, Inc.	3.1
Microsoft Corp.	2.7
Alphabet, Inc., Class C	2.2
Amazon.com, Inc.	2.1
JPMorgan Chase & Co.	2.1
Facebook, Inc., Class A	2.0
Medtronic PLC	1.8
MasterCard, Inc., Class A	1.6
Berkshire Hathaway, Inc., Class B	1.6
Johnson & Johnson	1.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Non-Agency	3.5
Commercial Mortgage-Backed Securities - Agency	1.8
Commercial Mortgage-Backed Securities - Non-Agency	2.0
Common Stocks	62.4
Corporate Bonds & Notes	10.5
Exchange-Traded Funds	1.0
Foreign Government Obligations	0.4
Inflation-Indexed Bonds	0.9
Money Market Funds	5.2
Residential Mortgage-Backed Securities - Agency	7.6
Residential Mortgage-Backed Securities - Non-Agency	1.3
Senior Loans	0.0 (a)
U.S. Government & Agency Obligations	1.2
U.S. Treasury Obligations	2.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	12.2
Consumer Staples	6.5
Energy	6.5
Financials	15.6
Health Care	15.3
Industrials	6.0
Information Technology	27.3
Materials	4.5
Real Estate	2.5
Telecommunication Services	2.8
Utilities	0.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	989.20	1,021.19	3.72	3.78	0.75
Class 2	1,000.00	1,000.00	988.00	1,019.95	4.96	5.04	1.00
Class 3	1,000.00	1,000.00	988.50	1,020.54	4.36	4.43	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	2,875,000	2,846,910
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	2,745,000	2,704,266
Series 2016-2A Class A
11/20/2022	2.720%	800,000	781,148
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	31,609	31,578
Chesapeake Funding II LLC(a)
Series 2017-3A Class A1
08/15/2029	1.910%	550,578	543,928
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	1,763,893	1,753,457
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	107,533	107,432
Exeter Automobile Receivables Trust(a)
Series 2016-3A Class A
11/16/2020	1.840%	104,236	104,040
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	2,600,000	2,548,115
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	1,375,000	1,357,505
Series 2017-1 Class A1
05/15/2022	2.070%	1,650,000	1,621,394
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	416,050	414,278
Series 2017-2 Class A3
09/21/2020	2.020%	725,000	718,153
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	900,000	890,150
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	880,888	877,617
Hertz Vehicle Financing II LP(a)
Series 2016-3A Class A
07/25/2020	2.270%	1,025,000	1,016,904
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	215,320	213,837
Series 2014-AA Class A
11/25/2026	1.770%	329,379	323,644
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	265,825	265,514
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	1,815,000	1,803,513
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	660,000	650,428
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	643,618	638,230
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	205,638	201,009
Series 2016-1A Class A
12/20/2033	2.250%	506,028	492,448
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	918,948	911,830
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	279,523	278,905
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	34,477	34,177
Series 2017-A Class A
11/10/2030	1.870%	359,597	355,092
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	925,000	910,181
Series 2018-1A Class A2
02/15/2023	3.220%	1,325,000	1,320,155
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	650,000	644,613
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	1,152	1,152
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	522,457	515,371
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	569,208	571,834
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	613,210	605,524
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	1,550,000	1,540,310
Series 2016-2A Class A
05/20/2021	1.680%	2,000,000	1,979,401
Series 2017-1A Class A
09/20/2021	2.060%	875,000	865,040
Series 2017-2A Class A
12/20/2021	1.920%	475,000	468,409
Series 2018-1A Class A1A
09/20/2022	2.820%	525,000	523,117
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	60,354	60,333
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	2,600,000	2,570,179
Series 2018-A Class A3
04/17/2023	2.500%	1,025,000	1,013,860
Total Asset-Backed Securities — Non-Agency (Cost $38,495,133)			38,074,981

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal Home Loan Mortgage Corp.
Series 20 K729 Class A2
10/25/2024	3.136%	700,000	697,756
Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	718,043	714,435
CMO Series 2013-12 Class A
10/16/2042	1.410%	1,280,844	1,249,028
CMO Series 2013-126 Class AB
04/16/2038	1.540%	780,517	756,500
CMO Series 2013-146 Class AH
08/16/2040	2.000%	674,742	663,918
CMO Series 2013-17 Class AH
10/16/2043	1.558%	671,586	646,618
CMO Series 2013-194 Class AB
05/16/2038	2.250%	450,097	442,124
CMO Series 2013-2 Class AB
12/16/2042	1.600%	448,014	440,402
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-30 Class A
05/16/2042	1.500%	1,207,622	1,162,242
CMO Series 2013-32 Class AB
01/16/2042	1.900%	469,106	457,014
CMO Series 2013-33 Class A
07/16/2038	1.061%	1,391,362	1,336,409
CMO Series 2013-40 Class A
10/16/2041	1.511%	626,902	610,854
CMO Series 2013-45 Class A
10/16/2040	1.450%	1,318,971	1,285,351
CMO Series 2013-50 Class AH
06/16/2039	2.100%	799,356	782,962
CMO Series 2013-57 Class A
06/16/2037	1.350%	1,855,257	1,796,183
CMO Series 2013-61 Class A
01/16/2043	1.450%	824,657	790,957
CMO Series 2013-73 Class AE
01/16/2039	1.350%	1,459,645	1,407,722
CMO Series 2013-78 Class AB
07/16/2039	1.624%	837,948	792,138
CMO Series 2014-24 Class BA
07/16/2038	2.100%	501,872	496,138
CMO Series 2014-47 Class AB
08/16/2040	2.250%	61,804	61,690
CMO Series 2014-64 Class A
02/16/2045	2.200%	496,482	490,376
CMO Series 2014-67 Class AE
05/16/2039	2.150%	283,855	280,474
CMO Series 2015-109 Class A
02/16/2040	2.528%	474,716	464,908
CMO Series 2015-21 Class A
11/16/2042	2.600%	618,008	613,029
CMO Series 2015-5 Class KA
11/16/2039	2.500%	373,174	365,218
CMO Series 2015-78 Class A
06/16/2040	2.918%	965,166	952,363
CMO Series 2015-85 Class AF
05/16/2044	2.400%	349,695	343,072
Total Commercial Mortgage-Backed Securities - Agency (Cost $20,756,306)			20,099,881

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,219,097	1,229,154
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,354,351	1,357,814

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,248,199	1,235,271
Series 2015-SFR2 Class A
10/17/2045	3.732%	739,737	743,177
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	199,832	201,705
Ashford Hospitality Trust(a),(b),(c)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% 05/15/2035	3.500%	1,300,000	1,299,966
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	43,930	43,724
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	178,215	178,083
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	225,000	231,694
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	98,081	98,838
GS Mortgage Securities Trust(a)
Series 2011-GC3 Class A4
03/10/2044	4.753%	939,029	971,656
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% 07/17/2037	2.834%	1,650,000	1,648,996
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% 07/17/2037	3.000%	1,800,000	1,800,000
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	688,367	688,686
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	500,000	518,442
Series 2010-CNTR Class A2
08/05/2032	4.311%	502,168	511,067
Series 2011-C3 Class A4
02/15/2046	4.717%	650,000	673,417
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	44,704	44,643
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	446,463	463,824
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	950,166
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,393,589
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	1,184,066	1,154,905
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,715,293	1,683,789
Series 2012-C9 Class ASB
11/15/2045	2.445%	817,803	808,177
Series 2013-C15 Class A3
08/15/2046	3.881%	1,624,121	1,659,374
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $21,873,311)			21,590,157

Common Stocks 62.5%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	45,415	7,116,076
Royal Caribbean Cruises Ltd.	41,250	4,273,500
Total		11,389,576
Internet & Direct Marketing Retail 2.3%
Amazon.com, Inc.(d)	13,165	22,377,867
Expedia Group, Inc.	26,360	3,168,208
Total		25,546,075
Media 1.0%
Comcast Corp., Class A	341,289	11,197,692
Multiline Retail 0.3%
Dollar General Corp.	30,339	2,991,425
Specialty Retail 1.5%
AutoZone, Inc.(d)	4,619	3,099,026
Lowe’s Companies, Inc.	99,974	9,554,515
Ulta Beauty, Inc.(d)	16,295	3,804,231
Total		16,457,772

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.5%
PVH Corp.	61,841	9,258,835
Tapestry, Inc.	153,355	7,163,212
Total		16,422,047
Total Consumer Discretionary		84,004,587
Consumer Staples 4.1%
Beverages 0.3%
PepsiCo, Inc.	32,719	3,562,117
Food & Staples Retailing 0.6%
SYSCO Corp.	88,755	6,061,079
Food Products 1.9%
ConAgra Foods, Inc.	136,880	4,890,722
General Mills, Inc.	79,025	3,497,647
Mondelez International, Inc., Class A	293,650	12,039,650
Total		20,428,019
Tobacco 1.3%
Philip Morris International, Inc.	183,335	14,802,468
Total Consumer Staples		44,853,683
Energy 4.1%
Energy Equipment & Services 0.8%
Halliburton Co.	183,595	8,272,791
Oil, Gas & Consumable Fuels 3.3%
Canadian Natural Resources Ltd.	312,449	11,270,035
Chevron Corp.	125,936	15,922,089
EOG Resources, Inc.	76,798	9,555,975
Total		36,748,099
Total Energy		45,020,890
Financials 9.7%
Banks 4.8%
Citigroup, Inc.	196,854	13,173,470
JPMorgan Chase & Co.	211,365	22,024,233
U.S. Bancorp	145,480	7,276,910
Wells Fargo & Co.	201,580	11,175,595
Total		53,650,208
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.2%
Bank of New York Mellon Corp. (The)	137,823	7,432,794
BlackRock, Inc.	10,278	5,129,133
Morgan Stanley	149,660	7,093,884
S&P Global, Inc.	20,730	4,226,640
Total		23,882,451
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(d)	87,997	16,424,640
Insurance 1.2%
American International Group, Inc.	115,380	6,117,448
Aon PLC	52,044	7,138,875
Total		13,256,323
Total Financials		107,213,622
Health Care 9.6%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.(d)	45,815	5,687,932
Biogen, Inc.(d)	39,950	11,595,088
Vertex Pharmaceuticals, Inc.(d)	27,999	4,758,710
Total		22,041,730
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	89,139	5,436,588
Medtronic PLC	220,166	18,848,411
Total		24,284,999
Health Care Providers & Services 1.6%
Anthem, Inc.	45,230	10,766,097
CIGNA Corp.	24,620	4,184,169
CVS Health Corp.	36,331	2,337,900
Total		17,288,166
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	43,650	2,699,316
Pharmaceuticals 3.6%
Allergan PLC	53,055	8,845,329
Johnson & Johnson	133,411	16,188,091
Pfizer, Inc.	391,242	14,194,260
Total		39,227,680
Total Health Care		105,541,891

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 3.7%
Aerospace & Defense 0.5%
General Dynamics Corp.	28,080	5,234,393
Air Freight & Logistics 1.3%
FedEx Corp.	62,653	14,225,990
Airlines 0.2%
Southwest Airlines Co.	56,486	2,874,008
Electrical Equipment 0.4%
Emerson Electric Co.	59,680	4,126,275
Industrial Conglomerates 1.3%
Honeywell International, Inc.	101,131	14,567,920
Total Industrials		41,028,586
Information Technology 17.1%
Communications Equipment 1.3%
Cisco Systems, Inc.	247,405	10,645,837
Palo Alto Networks, Inc.(d)	17,160	3,525,865
Total		14,171,702
Internet Software & Services 5.0%
Alphabet, Inc., Class A(d)	9,694	10,946,368
Alphabet, Inc., Class C(d)	20,218	22,556,212
Facebook, Inc., Class A(d)	109,005	21,181,851
Total		54,684,431
IT Services 2.7%
Fidelity National Information Services, Inc.	82,575	8,755,427
First Data Corp., Class A(d)	99,660	2,085,884
MasterCard, Inc., Class A	86,766	17,051,254
Pagseguro Digital Ltd., Class A(d)	37,936	1,052,724
Total System Services, Inc.	12,600	1,064,952
Total		30,010,241
Semiconductors & Semiconductor Equipment 1.8%
Applied Materials, Inc.	110,293	5,094,434
Broadcom, Inc.	59,409	14,415,000
Total		19,509,434
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.4%
Activision Blizzard, Inc.	97,930	7,474,018
Electronic Arts, Inc.(d)	11,833	1,668,690
Microsoft Corp.	291,668	28,761,381
Total		37,904,089
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	173,217	32,064,199
Total Information Technology		188,344,096
Materials 2.8%
Chemicals 1.8%
DowDuPont, Inc.	147,038	9,692,745
Mosaic Co. (The)	132,382	3,713,315
Sherwin-Williams Co. (The)	16,753	6,828,020
Total		20,234,080
Containers & Packaging 0.4%
Sealed Air Corp.	98,095	4,164,133
Metals & Mining 0.6%
Nucor Corp.	110,595	6,912,188
Total Materials		31,310,401
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
American Tower Corp.	88,409	12,745,926
Equinix, Inc.	10,350	4,449,361
Total		17,195,287
Total Real Estate		17,195,287
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	198,730	6,381,220
Verizon Communications, Inc.	223,325	11,235,481
Total		17,616,701
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(d)	29,225	1,746,194
Total Telecommunication Services		19,362,895

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.5%
Electric Utilities 0.5%
American Electric Power Co., Inc.	76,375	5,288,969
Total Utilities		5,288,969
Total Common Stocks (Cost $571,950,961)		689,164,907

Corporate Bonds & Notes 10.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	17,000	18,745
01/15/2023	6.125%	13,000	13,026
12/01/2024	7.500%	21,000	22,088
03/15/2025	7.500%	5,000	5,202
L3 Technologies, Inc.
12/15/2026	3.850%	1,000,000	964,252
Lockheed Martin Corp.
05/15/2036	4.500%	1,000,000	1,042,702
Northrop Grumman Systems Corp.
02/15/2031	7.750%	635,000	838,585
TransDigm, Inc.
05/15/2025	6.500%	103,000	104,148
Total			3,008,748
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	26,000	24,843
Ford Motor Co.
12/08/2026	4.346%	1,300,000	1,272,599
Total			1,297,442
Banking 2.1%
Bank of America Corp.(e)
12/20/2028	3.419%	2,000,000	1,884,970
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	700,000	692,341
Barclays Bank PLC
05/15/2024	3.750%	1,000,000	990,541
BB&T Corp.(b)
3-month USD LIBOR + 0.530% 05/01/2019	2.888%	750,000	751,962
Capital One Financial Corp.
03/09/2027	3.750%	1,100,000	1,041,731
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,700,000	1,699,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse AG
09/09/2024	3.625%	750,000	738,398
Discover Financial Services
02/09/2027	4.100%	875,000	840,388
Fifth Third Bancorp
03/14/2028	3.950%	920,000	907,893
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	2,265,000	2,175,995
HSBC Holdings PLC
05/25/2026	3.900%	1,200,000	1,171,746
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	3.462%	900,000	906,150
JPMorgan Chase & Co.
05/18/2023	2.700%	2,000,000	1,918,968
Morgan Stanley
01/20/2027	3.625%	1,250,000	1,202,585
PNC Bank NA
Subordinated
01/30/2023	2.950%	950,000	921,299
Regions Financial Corp.
08/14/2022	2.750%	900,000	868,184
Synovus Financial Corp.
11/01/2022	3.125%	1,000,000	957,512
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.430% 06/11/2021	2.756%	850,000	849,668
U.S. Bancorp
07/22/2026	2.375%	800,000	727,973
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	1,700,000	1,665,354
Total			22,912,828
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	33,000	32,374
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	62,000	63,562
05/15/2026	5.875%	29,000	28,521
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	27,000	27,908
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	51,000	46,993
Core & Main LP(a)
08/15/2025	6.125%	13,000	12,390

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,072
Total			202,446
Cable and Satellite 0.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	68,000	65,643
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	61,000	59,041
02/15/2026	5.750%	33,000	32,387
05/01/2027	5.125%	33,000	30,874
05/01/2027	5.875%	22,000	21,520
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	45,000	45,612
CSC Holdings LLC(a)
10/15/2025	6.625%	67,000	68,551
10/15/2025	10.875%	37,000	42,631
02/01/2028	5.375%	21,000	19,415
DISH DBS Corp.
11/15/2024	5.875%	32,000	27,130
07/01/2026	7.750%	80,000	70,113
NBCUniversal Media LLC
04/01/2041	5.950%	650,000	731,321
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	9,000	8,527
02/15/2025	6.625%	19,000	17,434
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	45,000	44,526
07/15/2026	5.375%	33,000	31,766
08/01/2027	5.000%	14,000	13,042
Sky PLC(a)
09/16/2024	3.750%	825,000	820,497
Time Warner Cable LLC
05/01/2037	6.550%	775,000	819,363
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	66,000	66,720
Virgin Media Finance PLC(a)
01/15/2025	5.750%	89,000	83,335
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	27,000	24,931
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	58,000	54,229
Total			3,198,608
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	23,000	22,878
Angus Chemical Co.(a)
02/15/2023	8.750%	31,000	32,395
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	22,000	21,725
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	41,000	40,696
Celanese U.S. Holdings LLC
11/15/2022	4.625%	850,000	871,761
Chemours Co. (The)
05/15/2025	7.000%	21,000	22,511
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	343,307
Eastman Chemical Co.
03/15/2025	3.800%	600,000	593,966
INEOS Group Holdings SA(a)
08/01/2024	5.625%	33,000	32,508
Koppers, Inc.(a)
02/15/2025	6.000%	14,000	14,019
LYB International Finance BV
03/15/2044	4.875%	625,000	621,507
Olin Corp.
02/01/2030	5.000%	27,000	25,506
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	6,000	6,106
12/01/2025	5.875%	40,000	39,107
PQ Corp.(a)
11/15/2022	6.750%	48,000	50,405
12/15/2025	5.750%	23,000	22,630
WR Grace & Co.(a)
10/01/2021	5.125%	29,000	29,609
Total			2,790,636
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	775,000	762,827
H&E Equipment Services, Inc.
09/01/2025	5.625%	11,000	10,810
John Deere Capital Corp.
09/08/2022	2.150%	750,000	715,721
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	46,000	44,624
United Rentals North America, Inc.
09/15/2026	5.875%	39,000	39,278
05/15/2027	5.500%	33,000	32,019
01/15/2028	4.875%	22,000	20,396
Total			1,625,675
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2024	2.800%	1,000,000	963,727

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.
12/01/2020	8.750%	20,000	19,160
12/01/2022	7.875%	31,000	30,726
09/01/2023	7.625%	16,000	13,985
Interval Acquisition Corp.
04/15/2023	5.625%	52,000	52,402
Total			1,080,000
Consumer Products 0.1%
Energizer Gamma Acquisition, Inc.(a),(c)
07/15/2026	6.375%	8,000	8,129
Mattel, Inc.(a)
12/31/2025	6.750%	23,000	22,390
Prestige Brands, Inc.(a)
03/01/2024	6.375%	35,000	34,740
Procter & Gamble Co. (The)
08/11/2027	2.850%	550,000	521,304
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	52,739
Spectrum Brands, Inc.
07/15/2025	5.750%	53,000	52,348
Total			691,650
Diversified Manufacturing 0.0%
Apergy Corp.(a)
05/01/2026	6.375%	27,000	27,444
BWX Technologies, Inc.(a)
07/15/2026	5.375%	7,000	7,089
Gates Global LLC/Co.(a)
07/15/2022	6.000%	28,000	28,344
TriMas Corp.(a)
10/15/2025	4.875%	23,000	22,037
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	21,944
Total			106,858
Electric 1.1%
AES Corp.
03/15/2023	4.500%	14,000	13,852
09/01/2027	5.125%	32,000	31,953
Arizona Public Service Co.
04/01/2042	4.500%	325,000	339,807
Calpine Corp.
01/15/2025	5.750%	19,000	17,397
Calpine Corp.(a)
06/01/2026	5.250%	9,000	8,487
CMS Energy Corp.
03/01/2024	3.875%	950,000	951,025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	567,953
Dominion Energy, Inc.
10/01/2025	3.900%	800,000	788,624
DTE Energy Co.
04/15/2033	6.375%	610,000	732,069
Emera U.S. Finance LP
06/15/2026	3.550%	750,000	707,866
Indiana Michigan Power Co.
03/15/2037	6.050%	750,000	916,735
Nevada Power Co.
08/01/2018	6.500%	650,000	652,223
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	725,000	723,678
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	29,000	27,115
NRG Energy, Inc.
05/15/2026	7.250%	8,000	8,518
01/15/2027	6.625%	33,000	33,876
NRG Energy, Inc.(a)
01/15/2028	5.750%	12,000	11,838
NRG Yield Operating LLC
08/15/2024	5.375%	71,000	71,015
Pacific Gas & Electric Co.
03/01/2037	5.800%	475,000	495,578
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	54,000	54,040
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,000,000	979,542
Progress Energy, Inc.
03/01/2031	7.750%	500,000	666,789
Public Service Co. of Colorado
05/15/2025	2.900%	650,000	624,464
Southern California Edison Co.
09/01/2040	4.500%	350,000	351,550
Southern Co. (The)
07/01/2046	4.400%	1,100,000	1,074,584
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	47,000	44,605
Vistra Energy Corp.
11/01/2024	7.625%	23,000	24,595
Vistra Energy Corp.(a)
01/30/2026	8.125%	21,000	22,835
WEC Energy Group, Inc.
06/15/2025	3.550%	950,000	934,686
Total			11,877,299

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.1%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	26,000	26,000
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,275,000	1,234,621
iStar, Inc.
04/01/2022	6.000%	27,000	27,015
Navient Corp.
06/15/2022	6.500%	12,000	12,270
01/25/2023	5.500%	53,000	52,048
10/25/2024	5.875%	7,000	6,765
06/15/2026	6.750%	32,000	31,285
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	30,000	29,188
Quicken Loans, Inc.(a)
05/01/2025	5.750%	50,000	48,996
Springleaf Finance Corp.
03/15/2023	5.625%	18,000	17,903
03/15/2025	6.875%	20,000	19,874
03/15/2026	7.125%	11,000	10,949
Total			1,516,914
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,350,000	1,405,673
B&G Foods, Inc.
04/01/2025	5.250%	38,000	35,822
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	945,799
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	49,000	46,930
Constellation Brands, Inc.
11/15/2024	4.750%	390,000	404,945
Diageo Capital PLC
07/15/2020	4.828%	575,000	594,451
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	42,000	38,650
General Mills, Inc.
04/17/2025	4.000%	700,000	689,733
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	1,000,000	1,021,252
Molson Coors Brewing Co.
05/01/2042	5.000%	700,000	708,269
PepsiCo, Inc.
10/15/2027	3.000%	900,000	854,979
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	21,000	22,121
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	48,000	44,547
03/01/2027	5.750%	76,000	73,730
01/15/2028	5.625%	15,000	14,053
Total			6,900,954
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	17,000	17,862
04/01/2026	6.375%	16,000	16,199
Boyd Gaming Corp.(a)
08/15/2026	6.000%	12,000	11,878
Eldorado Resorts, Inc.
04/01/2025	6.000%	31,000	31,060
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	43,000	42,557
06/01/2028	5.750%	17,000	17,113
International Game Technology PLC(a)
02/15/2022	6.250%	21,000	21,515
02/15/2025	6.500%	52,000	53,708
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
01/15/2028	4.500%	24,000	21,754
MGM Resorts International
03/15/2023	6.000%	54,000	55,560
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	25,000	23,623
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	13,000	12,938
Scientific Games International, Inc.
12/01/2022	10.000%	52,000	55,471
Scientific Games International, Inc.(a)
10/15/2025	5.000%	40,000	38,090
Stars Group Holdings BV/Co-Borrower LLC(a),(c)
07/15/2026	7.000%	13,000	13,135
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	35,753	8,670
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	22,000	21,491
05/15/2027	5.250%	6,000	5,612
Total			468,236
Health Care 0.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	40,000	41,084
Amsurg Corp.
07/15/2022	5.625%	5,000	5,082
Becton Dickinson and Co.
03/01/2023	3.300%	900,000	875,452

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Health, Inc.
06/15/2024	3.079%	900,000	848,921
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	38,000	35,907
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	8,000	8,069
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	25,000	22,899
Covidien International Finance SA
06/15/2022	3.200%	700,000	695,365
CVS Health Corp.
03/25/2048	5.050%	900,000	914,609
DaVita, Inc.
07/15/2024	5.125%	22,000	21,440
05/01/2025	5.000%	18,000	16,935
Envision Healthcare Corp.(a)
12/01/2024	6.250%	17,000	18,102
Express Scripts Holding Co.
02/25/2026	4.500%	850,000	847,962
HCA, Inc.
03/15/2024	5.000%	44,000	44,013
04/15/2025	5.250%	89,000	89,380
02/15/2026	5.875%	30,000	30,258
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	18,000	17,632
Hologic, Inc.(a)
02/01/2028	4.625%	28,000	26,569
IQVIA, Inc.(a)
05/15/2023	4.875%	24,000	24,255
McKesson Corp.
02/16/2028	3.950%	900,000	871,921
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	43,000	43,979
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	20,000	20,628
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	27,000	27,538
Teleflex, Inc.
11/15/2027	4.625%	19,000	17,952
Tenet Healthcare Corp.
06/15/2023	6.750%	29,000	28,793
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	49,000	46,480
Total			5,641,225
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	750,000	734,093
Centene Corp.
02/15/2024	6.125%	43,000	45,277
01/15/2025	4.750%	27,000	26,851
Centene Escrow I Corp.(a)
06/01/2026	5.375%	25,000	25,333
UnitedHealth Group, Inc.
01/15/2027	3.450%	1,000,000	974,872
WellCare Health Plans, Inc.
04/01/2025	5.250%	51,000	50,710
Total			1,857,136
Home Construction 0.0%
Lennar Corp.
12/15/2021	6.250%	36,000	37,718
11/15/2024	5.875%	27,000	27,841
Meritage Homes Corp.
06/01/2025	6.000%	31,000	31,472
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	46,000	44,716
Total			141,747
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	575,000	664,569
Callon Petroleum Co.
10/01/2024	6.125%	12,000	12,135
Callon Petroleum Co.(a)
07/01/2026	6.375%	33,000	33,081
Canadian Natural Resources Ltd.
04/15/2024	3.800%	1,100,000	1,091,628
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	36,000	36,469
Centennial Resource Production LLC(a)
01/15/2026	5.375%	12,000	11,673
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	13,000	13,117
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	53,000	51,223
Diamondback Energy, Inc.
05/31/2025	5.375%	105,000	105,057
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	5,000	4,850
01/30/2028	5.750%	40,000	39,096

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	21,000	21,992
02/01/2026	5.625%	15,000	14,380
Halcon Resources Corp.
02/15/2025	6.750%	47,000	43,950
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	17,000	16,495
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	29,000	28,575
Laredo Petroleum, Inc.
03/15/2023	6.250%	42,000	42,123
Noble Energy, Inc.
03/01/2041	6.000%	700,000	769,954
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	56,000	55,047
10/15/2027	5.625%	35,000	34,746
PDC Energy, Inc.
09/15/2024	6.125%	53,000	54,060
RSP Permian, Inc.
01/15/2025	5.250%	17,000	18,203
SM Energy Co.
09/15/2026	6.750%	68,000	68,433
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	22,000	22,658
Woodside Finance Ltd.(a)
03/05/2025	3.650%	1,000,000	974,319
WPX Energy, Inc.
01/15/2022	6.000%	11,000	11,440
09/15/2024	5.250%	30,000	29,658
06/01/2026	5.750%	12,000	11,980
Total			4,280,911
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	1,000,000	962,154
Cenovus Energy, Inc.
04/15/2027	4.250%	725,000	698,780
Suncor Energy, Inc.
12/01/2024	3.600%	750,000	741,506
Total			2,402,440
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	18,000	18,767
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	23,000	22,254
03/15/2026	5.625%	8,000	7,973
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
09/15/2027	5.875%	18,000	17,095
Total			66,089
Life Insurance 0.5%
American International Group, Inc.
07/10/2025	3.750%	850,000	820,673
Brighthouse Financial, Inc.
06/22/2027	3.700%	900,000	801,113
Five Corners Funding Trust(a)
11/15/2023	4.419%	850,000	875,260
High Street Funding Trust I(a)
02/15/2028	4.111%	800,000	785,668
MetLife Global Funding I(a)
12/18/2026	3.450%	550,000	534,035
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	750,000	693,983
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	900,000	879,173
Total			5,389,905
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	400,000	483,410
Discovery Communications LLC
06/01/2040	6.350%	600,000	655,292
Match Group, Inc.
06/01/2024	6.375%	42,000	44,167
Match Group, Inc.(a)
12/15/2027	5.000%	11,000	10,229
Netflix, Inc.
11/15/2026	4.375%	8,000	7,522
Netflix, Inc.(a)
04/15/2028	4.875%	68,000	64,705
11/15/2028	5.875%	61,000	61,665
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	18,000	17,179
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	26,000	26,190
RELX Capital, Inc.
10/15/2022	3.125%	700,000	686,288
Thomson Reuters Corp.
05/23/2043	4.500%	700,000	649,863
Time Warner, Inc.
01/15/2026	3.875%	900,000	867,248
Total			3,573,758

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	25,000	25,739
Constellium NV(a)
05/15/2024	5.750%	51,000	49,787
02/15/2026	5.875%	17,000	16,395
Freeport-McMoRan, Inc.
11/14/2024	4.550%	72,000	68,430
03/15/2043	5.450%	59,000	51,746
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	21,000	21,888
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	43,000	45,046
Novelis Corp.(a)
09/30/2026	5.875%	54,000	51,754
Teck Resources Ltd.(a)
06/01/2024	8.500%	30,000	32,882
Teck Resources Ltd.
07/15/2041	6.250%	71,000	70,824
Total			434,491
Midstream 0.5%
DCP Midstream Operating LP
04/01/2044	5.600%	12,000	11,341
Delek Logistics Partners LP
05/15/2025	6.750%	31,000	31,159
Energy Transfer Equity LP
06/01/2027	5.500%	103,000	102,994
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	624,230
Enterprise Products Operating LLC
02/01/2041	5.950%	525,000	595,115
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	59,000	59,690
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,162,898
MPLX LP
03/01/2027	4.125%	890,000	854,870
NGPL PipeCo LLC(a)
08/15/2022	4.375%	10,000	9,907
08/15/2027	4.875%	13,000	12,839
12/15/2037	7.768%	8,000	9,489
NuStar Logistics LP
04/28/2027	5.625%	13,000	12,574
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	775,000	843,647
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	21,000	21,000
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	371,203
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	11,000	10,559
02/15/2026	5.500%	26,000	24,628
03/15/2028	5.875%	4,000	3,780
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	14,258
01/15/2028	5.500%	25,000	24,683
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	14,000	14,079
01/15/2028	5.000%	66,000	61,452
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	50,000	48,712
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	22,000	22,187
Williams Partners LP
01/15/2025	3.900%	688,000	670,781
Total			5,618,075
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	600,000	624,396
Sempra Energy
11/15/2025	3.750%	1,000,000	982,873
Total			1,607,269
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	700,000	676,114
Oil Field Services 0.0%
Calfrac Holdings LP(a)
06/15/2026	8.500%	20,000	20,024
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	13,000	13,492
Nabors Industries, Inc.(a)
02/01/2025	5.750%	48,000	45,555
Rowan Companies, Inc.
01/15/2024	4.750%	18,000	15,545
SESI LLC
09/15/2024	7.750%	24,000	24,661
Transocean Guardian Ltd.(a),(c)
01/15/2024	5.875%	12,000	11,956
Transocean, Inc.(a)
01/15/2026	7.500%	9,000	9,159

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	21,000	21,735
Weatherford International Ltd.
06/15/2021	7.750%	12,000	12,339
06/15/2023	8.250%	11,000	10,904
Total			185,370
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	23,000	23,459
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	29,000	27,699
WeWork Companies, Inc.(a)
05/01/2025	7.875%	8,000	7,662
Total			35,361
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	19,000	18,996
03/15/2027	5.375%	48,000	47,714
Duke Realty LP
04/15/2023	3.625%	675,000	668,519
Total			735,229
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	62,000	64,432
02/15/2025	6.000%	43,000	41,804
Berry Global, Inc.
10/15/2022	6.000%	24,000	24,667
07/15/2023	5.125%	36,000	35,687
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	23,000	22,892
Multi-Color Corp.(a)
11/01/2025	4.875%	29,000	27,028
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	28,104	28,206
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	55,000	56,152
Total			300,868
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/2021	2.300%	625,000	606,921
Allergan Funding SCS
03/15/2035	4.550%	700,000	664,573
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/15/2040	5.750%	390,000	446,247
Baxalta, Inc.
06/23/2025	4.000%	460,000	450,322
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	19,000	18,284
Gilead Sciences, Inc.
09/01/2020	2.550%	1,000,000	987,886
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	51,000	50,762
Roche Holdings, Inc.(a)
09/30/2024	3.350%	510,000	506,409
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	34,000	35,644
04/15/2025	6.125%	93,000	85,588
11/01/2025	5.500%	16,000	15,786
04/01/2026	9.250%	13,000	13,505
01/31/2027	8.500%	9,000	9,115
Total			3,891,042
Property & Casualty 0.3%
Berkshire Hathaway, Inc.
03/15/2026	3.125%	750,000	722,303
CNA Financial Corp.
03/01/2026	4.500%	675,000	687,337
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	750,000	791,572
HUB International Ltd.(a)
05/01/2026	7.000%	23,000	22,714
Loews Corp.
04/01/2026	3.750%	700,000	688,356
Transatlantic Holdings, Inc.
11/30/2039	8.000%	450,000	612,743
Total			3,525,025
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	800,000	748,294
Union Pacific Corp.
09/15/2037	3.600%	605,000	553,064
Total			1,301,358
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	395,000	460,703
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	10,000	9,475

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	44,000	43,986
IRB Holding Corp.(a)
02/15/2026	6.750%	12,000	11,518
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	36,000	35,381
Total			100,360
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	775,000	688,118
Simon Property Group LP
02/01/2040	6.750%	495,000	636,890
Total			1,325,008
Retailers 0.1%
Hanesbrands, Inc.(a)
05/15/2024	4.625%	22,000	21,500
L Brands, Inc.
11/01/2035	6.875%	25,000	22,031
Lowe’s Companies, Inc.
04/15/2026	2.500%	550,000	503,299
Penske Automotive Group, Inc.
12/01/2024	5.375%	10,000	9,871
Target Corp.
04/15/2026	2.500%	750,000	689,644
Total			1,246,345
Supermarkets 0.1%
Kroger Co. (The)
01/15/2048	4.650%	985,000	930,363
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	1,300,000	1,273,882
Ascend Learning LLC(a)
08/01/2025	6.875%	17,000	17,203
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,140,000	1,103,470
Camelot Finance SA(a)
10/15/2024	7.875%	32,000	32,311
CDK Global, Inc.
06/15/2026	5.875%	3,000	3,058
06/01/2027	4.875%	26,000	24,969
Equinix, Inc.
01/15/2026	5.875%	55,000	55,647
05/15/2027	5.375%	32,000	31,919
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
08/15/2023	5.375%	37,000	37,281
12/01/2023	7.000%	66,000	68,728
Gartner, Inc.(a)
04/01/2025	5.125%	55,000	54,708
Informatica LLC(a)
07/15/2023	7.125%	28,000	28,298
Microsoft Corp.
02/06/2024	2.875%	1,000,000	980,138
Oracle Corp.
04/15/2038	6.500%	750,000	956,944
PTC, Inc.
05/15/2024	6.000%	49,000	50,949
QUALCOMM, Inc.
05/20/2047	4.300%	425,000	396,306
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	37,000	34,673
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	21,000	21,842
Symantec Corp.(a)
04/15/2025	5.000%	54,000	52,401
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	33,000	31,705
Total			5,256,432
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	2,000	1,946
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	42,000	38,454
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	500,000	626,058
Hertz Corp. (The)(a)
06/01/2022	7.625%	29,000	27,840
Total			694,298
Wireless 0.1%
Altice France SA(a)
05/01/2026	7.375%	103,000	100,686
Rogers Communications, Inc.
11/15/2026	2.900%	750,000	692,992
SBA Communications Corp.
09/01/2024	4.875%	68,000	65,168
Sprint Communications, Inc.(a)
03/01/2020	7.000%	30,000	31,136

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
06/15/2024	7.125%	10,000	10,083
02/15/2025	7.625%	106,000	108,207
03/01/2026	7.625%	21,000	21,414
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	82,000	84,660
02/01/2026	4.500%	15,000	13,996
02/01/2028	4.750%	18,000	16,661
Wind Tre SpA(a)
01/20/2026	5.000%	33,000	25,918
Total			1,170,921
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	1,350,000	1,407,880
CenturyLink, Inc.
03/15/2022	5.800%	19,000	18,808
04/01/2024	7.500%	31,000	31,841
04/01/2025	5.625%	23,000	21,781
Deutsche Telekom International Finance BV(a)
06/21/2028	4.375%	925,000	918,530
Frontier Communications Corp.
04/15/2024	7.625%	22,000	15,205
01/15/2025	6.875%	26,000	16,745
Frontier Communications Corp.(a)
04/01/2026	8.500%	14,000	13,512
Level 3 Financing, Inc.
02/01/2023	5.625%	19,000	19,001
01/15/2024	5.375%	10,000	9,783
03/15/2026	5.250%	16,000	15,239
Orange SA
07/08/2019	5.375%	875,000	896,548
Telecom Italia Capital SA
09/30/2034	6.000%	40,000	38,074
Telecom Italia SpA(a)
05/30/2024	5.303%	18,000	17,780
Telefonica Emisiones SAU
06/20/2036	7.045%	550,000	664,306
Verizon Communications, Inc.
08/10/2033	4.500%	1,400,000	1,355,585
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	54,000	53,047
Total			5,513,665
Total Corporate Bonds & Notes (Cost $119,055,022)			116,095,635
Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	168,620	10,685,449
Total Exchange-Traded Funds (Cost $11,306,141)		10,685,449

Foreign Government Obligations(f) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
Province of Ontario
05/21/2020	1.875%	1,825,000	1,793,340
Province of Quebec
07/29/2020	3.500%	1,700,000	1,724,181
Total			3,517,521
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	1,300,000	1,330,632
Total Foreign Government Obligations (Cost $4,890,776)			4,848,153

Inflation-Indexed Bonds 0.9%

United States 0.9%
U.S. Treasury Inflation-Indexed Bond
04/15/2021	0.125%	10,464,201	10,304,637
Total Inflation-Indexed Bonds (Cost $10,412,683)			10,304,637

Residential Mortgage-Backed Securities - Agency 7.6%

Federal Home Loan Mortgage Corp.
08/01/2018- 05/01/2041	5.000%	941,418	1,003,669
01/01/2030- 05/01/2046	3.500%	24,036,364	24,057,865
01/01/2032- 07/01/2043	3.000%	2,882,282	2,823,927
04/01/2032- 06/01/2037	6.000%	295,236	323,785
04/01/2032	7.000%	45,365	50,400
05/01/2032- 07/01/2032	6.500%	490,570	546,111
02/01/2038	5.500%	444,705	481,011
05/01/2039- 08/01/2041	4.500%	2,554,639	2,685,116
01/01/2045- 12/01/2045	4.000%	7,387,278	7,560,297

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	77,031	84,498
03/01/2026- 12/01/2032	7.000%	599,500	626,999
04/01/2026- 01/01/2048	3.500%	24,700,464	24,812,124
11/01/2026- 03/01/2048	4.000%	10,278,733	10,504,339
08/01/2028- 09/01/2032	6.500%	155,621	172,301
04/01/2031- 10/01/2046	3.000%	7,513,277	7,455,050
02/01/2038- 03/01/2038	5.500%	336,292	364,426
Federal National Mortgage Association(g)
10/01/2040	4.500%	461,853	484,871
Total Residential Mortgage-Backed Securities - Agency (Cost $85,635,117)			84,036,789

Residential Mortgage-Backed Securities - Non-Agency 1.3%

Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	328,094	326,266
Arroyo Mortgage Trust(a),(h)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	1,750,720	1,768,840
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	569,202	573,573
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	92,080	92,100
COLT Mortgage Loan Trust(a),(h)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	266,594	265,703
CMO Series 2017-1 Class A1
05/27/2047	2.614%	564,602	548,531
CMO Series 2018-2 Class A1
07/27/2048	3.470%	791,059	791,083
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	549,345	538,299
MFA Trust(a),(h)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	982,959	968,889
Mill City Mortgage Trust(a)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	211,172	210,753
CMO Series 2016-1 Class A1
04/25/2057	2.500%	614,480	602,111
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	472,106	473,295
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	683,627	690,236
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	762,011	762,183
CMO Series 2015-4 Class A1
04/25/2055	3.500%	527,401	527,450
CMO Series 2015-6 Class A1
04/25/2055	3.500%	852,432	851,914
CMO Series 2016-1 Class A1
02/25/2055	3.500%	744,854	745,014
CMO Series 2016-2 Class A1
08/25/2055	3.000%	955,022	942,890
CMO Series 2016-3 Class A1
04/25/2056	2.250%	492,716	481,250
CMO Series 2017-1 Class A1
10/25/2056	2.750%	603,055	593,405
CMO Series 2017-4 Class A1
06/25/2057	2.750%	994,102	973,979
Towd Point Mortgage Trust(a),(h)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	680,883	670,413
Verus Securitization Trust(a),(h)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	424,543	423,244
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $15,043,366)			14,821,421

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	26,322	17,603
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Inc.(b),(i)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	4.982%	7,000	6,971

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
Hub International Limited(b),(i)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.360%	7,000	6,954
Technology 0.0%
Ascend Learning LLC(b),(i)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.094%	4,962	4,944
Genesys Telecommunications Laboratories, Inc.(b),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.594%	14,813	14,795
Hyland Software, Inc.(b),(i)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.344%	8,212	8,220
Information Resources, Inc.(b),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.569%	5,000	5,006
Misys Ltd.(b),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.807%	19,342	18,982
Total			51,947
Total Senior Loans (Cost $92,715)			83,475

U.S. Government & Agency Obligations 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.050% 02/21/2020	2.138%	650,000	650,730
1-month USD LIBOR + 0.000% 09/25/2020	2.091%	13,050,000	13,033,753
Total U.S. Government & Agency Obligations (Cost $13,700,297)			13,684,483

U.S. Treasury Obligations 2.2%

U.S. Treasury
08/15/2040	3.875%	13,975,000	16,073,434
02/15/2045	2.500%	8,375,000	7,633,359
Total U.S. Treasury Obligations (Cost $23,245,713)			23,706,793

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(j),(k)	57,106,696	57,106,696
Total Money Market Funds (Cost $57,106,657)		57,106,696
Total Investments in Securities (Cost: $993,564,198)		1,104,303,457
Other Assets & Liabilities, Net		(964,211)
Net Assets		1,103,339,246

At June 30, 2018, securities and/or cash totaling $175,960 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	92	09/2018	USD	11,099,484	85,798	—
U.S. Treasury 10-Year Note	23	09/2018	USD	2,774,871	—	(5,077)
U.S. Treasury 5-Year Note	50	09/2018	USD	5,688,560	8,886	—
Total					94,684	(5,077)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	21

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $70,030,398, which represents 6.35% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Represents a security purchased on a when-issued basis.
(d)	Non-income producing investment.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(f)	Principal and interest may not be guaranteed by the government.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(i)	The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	70,426,566	146,857,525	(160,177,395)	57,106,696	983	(890)	509,026	57,106,696
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	38,074,981	—	—	38,074,981
Commercial Mortgage-Backed Securities - Agency	—	20,099,881	—	—	20,099,881
Commercial Mortgage-Backed Securities - Non-Agency	—	21,590,157	—	—	21,590,157
Common Stocks
Consumer Discretionary	84,004,587	—	—	—	84,004,587
Consumer Staples	44,853,683	—	—	—	44,853,683
Energy	45,020,890	—	—	—	45,020,890
Financials	107,213,622	—	—	—	107,213,622
Health Care	105,541,891	—	—	—	105,541,891
Industrials	41,028,586	—	—	—	41,028,586
Information Technology	188,344,096	—	—	—	188,344,096
Materials	31,310,401	—	—	—	31,310,401
Real Estate	17,195,287	—	—	—	17,195,287
Telecommunication Services	19,362,895	—	—	—	19,362,895
Utilities	5,288,969	—	—	—	5,288,969
Total Common Stocks	689,164,907	—	—	—	689,164,907
Corporate Bonds & Notes	—	116,095,635	—	—	116,095,635
Exchange-Traded Funds	—	10,685,449	—	—	10,685,449
Foreign Government Obligations	—	4,848,153	—	—	4,848,153
Inflation-Indexed Bonds	—	10,304,637	—	—	10,304,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	23

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	84,036,789	—	—	84,036,789
Residential Mortgage-Backed Securities - Non-Agency	—	14,821,421	—	—	14,821,421
Senior Loans	—	83,475	—	—	83,475
U.S. Government & Agency Obligations	—	13,684,483	—	—	13,684,483
U.S. Treasury Obligations	23,706,793	—	—	—	23,706,793
Money Market Funds	—	—	—	57,106,696	57,106,696
Total Investments in Securities	712,871,700	334,325,061	—	57,106,696	1,104,303,457
Investments in Derivatives
Asset
Futures Contracts	94,684	—	—	—	94,684
Liability
Futures Contracts	(5,077)	—	—	—	(5,077)
Total	712,961,307	334,325,061	—	57,106,696	1,104,393,064
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	4,142,191	4,142,191	—

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
9,720	—	—	9,720
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $936,457,541)	$1,047,196,761
Affiliated issuers (cost $57,106,657)	57,106,696
Cash	345
Receivable for:
Investments sold	885,268
Investments sold on a delayed delivery basis	7,000
Dividends	684,778
Interest	2,064,552
Foreign tax reclaims	11,193
Expense reimbursement due from Investment Manager	38,115
Total assets	1,107,994,708
Liabilities
Payable for:
Investments purchased	932,825
Investments purchased on a delayed delivery basis	1,332,895
Capital shares purchased	1,374,536
Variation margin for futures contracts	1,172
Management services fees	610,543
Distribution and/or service fees	111,081
Service fees	53,234
Compensation of board members	83,229
Compensation of chief compliance officer	126
Other expenses	155,821
Total liabilities	4,655,462
Net assets applicable to outstanding capital stock	$1,103,339,246
Represented by
Trust capital	$1,103,339,246
Total - representing net assets applicable to outstanding capital stock	$1,103,339,246
Class 1
Net assets	$3,227
Shares outstanding	121
Net asset value per share(a)	$26.61
Class 2
Net assets	$3,194
Shares outstanding	121
Net asset value per share(a)	$26.34
Class 3
Net assets	$1,103,332,825
Shares outstanding	41,613,513
Net asset value per share	$26.51

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	25

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,436,930
Dividends — affiliated issuers	509,026
Interest	5,465,820
Foreign taxes withheld	(22,571)
Total income	12,389,205
Expenses:
Management services fees	3,901,703
Distribution and/or service fees
Class 2	4
Class 3	711,240
Service fees	341,134
Compensation of board members	15,358
Custodian fees	23,369
Printing and postage fees	134,764
Audit fees	21,895
Legal fees	8,358
Compensation of chief compliance officer	117
Other	9,612
Total expenses	5,167,554
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(188,504)
Total net expenses	4,979,050
Net investment income	7,410,155
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	38,275,982
Investments — affiliated issuers	983
Foreign currency translations	2,066
Futures contracts	(466,253)
Net realized gain	37,812,778
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(58,273,180)
Investments — affiliated issuers	(890)
Foreign currency translations	(1,520)
Futures contracts	119,949
Net change in unrealized appreciation (depreciation)	(58,155,641)
Net realized and unrealized loss	(20,342,863)
Net decrease in net assets resulting from operations	$(12,932,708)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$7,410,155	$13,420,351
Net realized gain	37,812,778	48,459,696
Net change in unrealized appreciation (depreciation)	(58,155,641)	89,500,820
Net increase (decrease) in net assets resulting from operations	(12,932,708)	151,380,867
Decrease in net assets from capital stock activity	(48,766,610)	(45,767,481)
Total increase (decrease) in net assets	(61,699,318)	105,613,386
Net assets at beginning of period	1,165,038,564	1,059,425,178
Net assets at end of period	$1,103,339,246	$1,165,038,564
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	27

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 3
Subscriptions	294,854	7,983,184	848,268	21,227,363
Redemptions	(2,126,596)	(56,749,794)	(2,641,252)	(66,994,844)
Net decrease	(1,831,742)	(48,766,610)	(1,792,984)	(45,767,481)
Total net decrease	(1,831,742)	(48,766,610)	(1,792,984)	(45,767,481)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$26.90	0.19	(0.48)	(0.29)
Year Ended 12/31/2017	$23.46	0.34	3.10	3.44
Year Ended 12/31/2016	$22.00	0.33	1.13	1.46
Year Ended 12/31/2015	$21.59	0.59 (d)	(0.18)	0.41
Year Ended 12/31/2014(e)	$20.62	0.12	0.85	0.97
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$26.66	0.16	(0.48)	(0.32)
Year Ended 12/31/2017	$23.30	0.28	3.08	3.36
Year Ended 12/31/2016	$21.91	0.27	1.12	1.39
Year Ended 12/31/2015	$21.56	0.53 (d)	(0.18)	0.35
Year Ended 12/31/2014(f)	$20.62	0.09	0.85	0.94
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$26.82	0.17	(0.48)	(0.31)
Year Ended 12/31/2017	$23.42	0.30	3.10	3.40
Year Ended 12/31/2016	$22.01	0.29	1.12	1.41
Year Ended 12/31/2015	$21.64	0.55 (d)	(0.18)	0.37
Year Ended 12/31/2014	$19.65	0.21	1.78	1.99
Year Ended 12/31/2013	$16.18	0.19	3.28	3.47

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.
(e)	Class 1 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(f)	Class 2 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$26.61	(1.08%)	0.78% (c)	0.75% (c)	1.44% (c)	38%	$3
Year Ended 12/31/2017	$26.90	14.66%	0.77%	0.74%	1.36%	63%	$3
Year Ended 12/31/2016	$23.46	6.64%	0.79%	0.79%	1.40%	65%	$3
Year Ended 12/31/2015	$22.00	1.90%	0.76%	0.76%	2.69%	89%	$3
Year Ended 12/31/2014(e)	$21.59	4.71%	0.78% (c)	0.78% (c)	1.04% (c)	94%	$3
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$26.34	(1.20%)	1.03% (c)	1.00% (c)	1.20% (c)	38%	$3
Year Ended 12/31/2017	$26.66	14.42%	1.02%	0.99%	1.11%	63%	$3
Year Ended 12/31/2016	$23.30	6.34%	1.04%	1.04%	1.16%	65%	$3
Year Ended 12/31/2015	$21.91	1.62%	1.01%	1.01%	2.43%	89%	$3
Year Ended 12/31/2014(f)	$21.56	4.56%	1.03% (c)	1.03% (c)	0.78% (c)	94%	$3
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$26.51	(1.15%)	0.91% (c)	0.88% (c)	1.30% (c)	38%	$1,103,333
Year Ended 12/31/2017	$26.82	14.52%	0.91%	0.89%	1.20%	63%	$1,165,032
Year Ended 12/31/2016	$23.42	6.41%	0.91%	0.91%	1.27%	65%	$1,059,420
Year Ended 12/31/2015	$22.01	1.71%	0.94%	0.92%	2.51%	89%	$964,446
Year Ended 12/31/2014	$21.64	10.13%	0.92%	0.92%	1.02%	94%	$972,972
Year Ended 12/31/2013	$19.65	21.45%	0.93%	0.89%	1.08%	129%	$948,462
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	31

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
32	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	33

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
34	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	94,684*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	5,077*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	35

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(466,253)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	119,949
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	17,910,130

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
36	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	37

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
38	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.69% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	39

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 1	0.75%
Class 2	1.00
Class 3	0.875
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
40	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $403,954,351 and $438,029,792, respectively, for the six months ended June 30, 2018, of which $101,120,834 and $103,924,752, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	41

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
42	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Balanced Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	43

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
44	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018	45

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
46	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Balanced Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6678 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Smaller-Cap Value Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2014
David Hoffman
Portfolio Manager
Managed Fund since May 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	1.77	8.89	10.54	10.34
Class 2*	05/03/10	1.63	8.64	10.28	10.10
Class 3	09/15/99	1.70	8.74	10.42	10.24
Russell 2000 Value Index		5.44	13.10	11.18	9.88
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Ligand Pharmaceuticals, Inc.	4.1
National General Holdings Corp.	3.8
Telephone & Data Systems, Inc.	3.8
BofI Holding, Inc.	3.6
Viavi Solutions, Inc.	3.5
CACI International, Inc., Class A	3.5
Electronics for Imaging, Inc.	3.4
Waste Connections, Inc.	3.3
United Continental Holdings, Inc.	3.3
WellCare Health Plans, Inc.	3.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	97.5
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	10.1
Energy	4.2
Financials	23.7
Health Care	11.4
Industrials	13.7
Information Technology	23.4
Materials	7.6
Real Estate	2.1
Telecommunication Services	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,017.70	1,020.54	4.43	4.43	0.88
Class 2	1,000.00	1,000.00	1,016.30	1,019.30	5.68	5.69	1.13
Class 3	1,000.00	1,000.00	1,017.00	1,019.90	5.08	5.09	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 9.9%
Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc.(a)	75,000	1,167,000
Motorcar Parts of America, Inc.(a)	78,500	1,468,735
Total		2,635,735
Hotels, Restaurants & Leisure 3.5%
Red Robin Gourmet Burgers, Inc.(a)	16,700	778,220
Texas Roadhouse, Inc.	40,000	2,620,400
Total		3,398,620
Household Durables 3.7%
Lennar Corp., Class A	38,000	1,995,000
William Lyon Homes, Inc., Class A(a)	67,500	1,566,000
Total		3,561,000
Total Consumer Discretionary		9,595,355
Energy 4.1%
Energy Equipment & Services 4.1%
Exterran Corp.(a)	62,000	1,552,480
Superior Energy Services, Inc.(a)	126,000	1,227,240
Tetra Technologies, Inc.(a)	270,000	1,201,500
Total		3,981,220
Total Energy		3,981,220
Financials 23.2%
Banks 2.5%
Opus Bank	84,667	2,429,943
Insurance 11.7%
Aspen Insurance Holdings Ltd.	59,700	2,429,790
Hanover Insurance Group, Inc. (The)	22,000	2,630,320
Lincoln National Corp.	42,500	2,645,625
National General Holdings Corp.	138,000	3,633,540
Total		11,339,275
Mortgage Real Estate Investment Trusts (REITS) 3.1%
Ladder Capital Corp., Class A	192,269	3,003,242
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.9%
BofI Holding, Inc.(a)	82,879	3,390,580
Radian Group, Inc.	143,300	2,324,326
Total		5,714,906
Total Financials		22,487,366
Health Care 11.2%
Biotechnology 4.1%
Ligand Pharmaceuticals, Inc.(a)	19,000	3,936,230
Health Care Equipment & Supplies 1.5%
Dentsply Sirona, Inc.	33,500	1,466,295
Health Care Providers & Services 3.2%
WellCare Health Plans, Inc.(a)	12,400	3,053,376
Pharmaceuticals 2.4%
Amneal Pharmaceuticals, Inc.(a)	143,200	2,349,912
Total Health Care		10,805,813
Industrials 13.4%
Aerospace & Defense 2.7%
Cubic Corp.	41,000	2,632,200
Airlines 5.5%
Spirit Airlines, Inc.(a)	62,000	2,253,700
United Continental Holdings, Inc.(a)	44,500	3,102,985
Total		5,356,685
Commercial Services & Supplies 3.3%
Waste Connections, Inc.	42,000	3,161,760
Road & Rail 1.9%
Knight-Swift Transportation Holdings, Inc.	48,240	1,843,250
Total Industrials		12,993,895
Information Technology 22.8%
Communications Equipment 8.5%
Calix, Inc.(a)	384,428	2,998,539
Extreme Networks, Inc.(a)	237,800	1,892,888
Viavi Solutions, Inc.(a)	328,200	3,360,768
Total		8,252,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.2%
Belden, Inc.	21,000	1,283,520
Orbotech Ltd.(a)	29,500	1,823,100
Total		3,106,620
IT Services 6.1%
CACI International, Inc., Class A(a)	19,500	3,286,725
EPAM Systems, Inc.(a)	21,088	2,621,871
Total		5,908,596
Semiconductors & Semiconductor Equipment 1.7%
MACOM Technology Solutions Holdings, Inc.(a)	73,700	1,698,048
Technology Hardware, Storage & Peripherals 3.3%
Electronics for Imaging, Inc.(a)	97,900	3,187,624
Total Information Technology		22,153,083
Materials 7.4%
Chemicals 3.1%
Minerals Technologies, Inc.	40,000	3,014,000
Containers & Packaging 2.3%
Owens-Illinois, Inc.(a)	135,000	2,269,350
Metals & Mining 2.0%
Warrior Met Coal, Inc.	70,000	1,929,900
Total Materials		7,213,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Gaming and Leisure Properties, Inc.	56,300	2,015,540
Total Real Estate		2,015,540
Telecommunication Services 3.7%
Wireless Telecommunication Services 3.7%
Telephone & Data Systems, Inc.	130,500	3,578,310
Total Telecommunication Services		3,578,310
Total Common Stocks (Cost $72,868,424)		94,823,832

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	2,449,767	2,449,767
Total Money Market Funds (Cost $2,449,735)		2,449,767
Total Investments in Securities (Cost: $75,318,159)		97,273,599
Other Assets & Liabilities, Net		(258,817)
Net Assets		97,014,782

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	573,782	8,953,500	(7,077,515)	2,449,767	107	—	7,808	2,449,767
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	9,595,355	—	—	—	9,595,355
Energy	3,981,220	—	—	—	3,981,220
Financials	22,487,366	—	—	—	22,487,366
Health Care	10,805,813	—	—	—	10,805,813
Industrials	12,993,895	—	—	—	12,993,895
Information Technology	22,153,083	—	—	—	22,153,083
Materials	7,213,250	—	—	—	7,213,250
Real Estate	2,015,540	—	—	—	2,015,540
Telecommunication Services	3,578,310	—	—	—	3,578,310
Total Common Stocks	94,823,832	—	—	—	94,823,832
Money Market Funds	—	—	—	2,449,767	2,449,767
Total Investments in Securities	94,823,832	—	—	2,449,767	97,273,599
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $72,868,424)	$94,823,832
Affiliated issuers (cost $2,449,735)	2,449,767
Receivable for:
Capital shares sold	476
Dividends	74,185
Expense reimbursement due from Investment Manager	13,101
Prepaid expenses	1
Total assets	97,361,362
Liabilities
Payable for:
Capital shares purchased	180,935
Management services fees	68,829
Distribution and/or service fees	12,328
Service fees	9,919
Compensation of board members	31,715
Compensation of chief compliance officer	11
Audit fees	20,963
Printing and postage fees	18,502
Other expenses	3,378
Total liabilities	346,580
Net assets applicable to outstanding capital stock	$97,014,782
Represented by
Trust capital	$97,014,782
Total - representing net assets applicable to outstanding capital stock	$97,014,782
Class 1
Net assets	$4,188,248
Shares outstanding	169,259
Net asset value per share	$24.74
Class 2
Net assets	$28,342,972
Shares outstanding	1,168,219
Net asset value per share	$24.26
Class 3
Net assets	$64,483,562
Shares outstanding	2,630,531
Net asset value per share	$24.51
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$857,003
Dividends — affiliated issuers	7,808
Foreign taxes withheld	(2,429)
Total income	862,382
Expenses:
Management services fees	433,180
Distribution and/or service fees
Class 2	35,543
Class 3	41,757
Service fees	36,993
Compensation of board members	6,984
Custodian fees	2,164
Printing and postage fees	17,678
Audit fees	16,912
Legal fees	3,977
Compensation of chief compliance officer	10
Other	3,058
Total expenses	598,256
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(82,733)
Total net expenses	515,523
Net investment income	346,859
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,214,140
Investments — affiliated issuers	107
Foreign currency translations	(3)
Net realized gain	1,214,244
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	95,476
Foreign currency translations	(6)
Net change in unrealized appreciation (depreciation)	95,470
Net realized and unrealized gain	1,309,714
Net increase in net assets resulting from operations	$1,656,573
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$346,859	$216,281
Net realized gain	1,214,244	14,394,504
Net change in unrealized appreciation (depreciation)	95,470	(3,062,131)
Net increase in net assets resulting from operations	1,656,573	11,548,654
Decrease in net assets from capital stock activity	(4,487,362)	(24,304,222)
Total decrease in net assets	(2,830,789)	(12,755,568)
Net assets at beginning of period	99,845,571	112,601,139
Net assets at end of period	$97,014,782	$99,845,571
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	46,174	1,164,073	114,515	2,609,772
Redemptions	(46,028)	(1,119,310)	(685,095)	(15,140,326)
Net increase (decrease)	146	44,763	(570,580)	(12,530,554)
Class 2
Subscriptions	64,909	1,584,914	124,747	2,752,343
Redemptions	(71,975)	(1,750,346)	(133,991)	(2,973,322)
Net decrease	(7,066)	(165,432)	(9,244)	(220,979)
Class 3
Subscriptions	15,378	380,170	30,351	674,722
Redemptions	(193,398)	(4,746,863)	(543,186)	(12,227,411)
Net decrease	(178,020)	(4,366,693)	(512,835)	(11,552,689)
Total net decrease	(184,940)	(4,487,362)	(1,092,659)	(24,304,222)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$24.31	0.11	0.32	0.43
Year Ended 12/31/2017	$21.65	(0.02)	2.68	2.66
Year Ended 12/31/2016	$19.00	0.00 (d)	2.65	2.65
Year Ended 12/31/2015	$19.60	0.00 (d)	(0.60)	(0.60)
Year Ended 12/31/2014	$18.48	0.08	1.04	1.12
Year Ended 12/31/2013	$12.44	(0.06)	6.10	6.04
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$23.87	0.07	0.32	0.39
Year Ended 12/31/2017	$21.30	0.04	2.53	2.57
Year Ended 12/31/2016	$18.74	(0.04)	2.60	2.56
Year Ended 12/31/2015	$19.38	(0.04)	(0.60)	(0.64)
Year Ended 12/31/2014	$18.32	0.02	1.04	1.06
Year Ended 12/31/2013	$12.36	(0.10)	6.06	5.96
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$24.10	0.09	0.32	0.41
Year Ended 12/31/2017	$21.48	0.06	2.56	2.62
Year Ended 12/31/2016	$18.87	(0.02)	2.63	2.61
Year Ended 12/31/2015	$19.50	(0.02)	(0.61)	(0.63)
Year Ended 12/31/2014	$18.40	0.05	1.05	1.10
Year Ended 12/31/2013	$12.40	(0.08)	6.08	6.00

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$24.74	1.77%	1.05% (c)	0.88% (c)	0.85% (c)	6%	$4,188
Year Ended 12/31/2017	$24.31	12.29%	1.02%	0.89%	(0.09%)	23%	$4,111
Year Ended 12/31/2016	$21.65	13.95%	1.00% (e)	0.91% (e)	0.02%	32%	$16,013
Year Ended 12/31/2015	$19.00	(3.06%)	0.99%	0.91%	0.01%	27%	$60,663
Year Ended 12/31/2014	$19.60	6.06%	0.98%	0.93%	0.44%	27%	$70,315
Year Ended 12/31/2013	$18.48	48.55%	0.99%	0.93%	(0.40%)	16%	$80,983
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$24.26	1.63%	1.30% (c)	1.13% (c)	0.61% (c)	6%	$28,343
Year Ended 12/31/2017	$23.87	12.06%	1.29%	1.14%	0.19%	23%	$28,050
Year Ended 12/31/2016	$21.30	13.66%	1.27% (e)	1.16% (e)	(0.22%)	32%	$25,233
Year Ended 12/31/2015	$18.74	(3.30%)	1.24%	1.16%	(0.22%)	27%	$22,315
Year Ended 12/31/2014	$19.38	5.79%	1.23%	1.18%	0.13%	27%	$22,376
Year Ended 12/31/2013	$18.32	48.22%	1.24%	1.18%	(0.64%)	16%	$21,186
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$24.51	1.70%	1.17% (c)	1.01% (c)	0.72% (c)	6%	$64,484
Year Ended 12/31/2017	$24.10	12.20%	1.16%	1.02%	0.25%	23%	$67,684
Year Ended 12/31/2016	$21.48	13.83%	1.14% (e)	1.03% (e)	(0.10%)	32%	$71,355
Year Ended 12/31/2015	$18.87	(3.23%)	1.11%	1.04%	(0.11%)	27%	$73,318
Year Ended 12/31/2014	$19.50	5.98%	1.11%	1.05%	0.28%	27%	$87,610
Year Ended 12/31/2013	$18.40	48.39%	1.11%	1.05%	(0.52%)	16%	$91,762
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	15

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
18	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 1	0.88%
Class 2	1.13%
Class 3	1.005%
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,823,455 and $11,760,223, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
20	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 81.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	23

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
24	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
26	Columbia Variable Portfolio – Select Smaller-Cap Value Fund | Semiannual Report 2018

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Columbia Variable Portfolio – Select Smaller-Cap Value Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6488 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio – Select Large Cap Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Select Large Cap Equity Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Peter Santoro, CFA
Co-Portfolio Manager
Managed Fund since January 2018
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since January 2018
Top 10 holdings (%) (at June 30, 2018)
Apple, Inc.	5.2
Microsoft Corp.	4.8
Alphabet, Inc., Class C	4.3
Amazon.com, Inc.	4.2
Facebook, Inc., Class A	3.4
JPMorgan Chase & Co.	3.3
Johnson & Johnson	3.1
Berkshire Hathaway, Inc., Class B	3.0
Pfizer, Inc.	2.8
Bank of America Corp.	2.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	96.1
Money Market Funds	3.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	12.2
Consumer Staples	6.7
Energy	6.5
Financials	13.6
Health Care	12.2
Industrials	9.6
Information Technology	29.8
Materials	3.1
Real Estate	3.1
Utilities	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,001.00 (a)	1,021.49	3.33 (a)	3.48	0.69 (a)
Class 2	1,000.00	1,000.00	1,000.00 (a)	1,020.24	4.53 (a)	4.73	0.94 (a)
(a)	Based on operations from January 4, 2018 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	3

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Automobiles 1.4%
General Motors Co.	161,758	6,373,265
Hotels, Restaurants & Leisure 1.3%
Royal Caribbean Cruises Ltd.	57,089	5,914,420
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	10,832	18,412,234
Media 2.2%
Comcast Corp., Class A	230,886	7,575,370
DISH Network Corp., Class A(a)	79,965	2,687,623
Total		10,262,993
Specialty Retail 2.3%
Home Depot, Inc. (The)	53,145	10,368,590
Textiles, Apparel & Luxury Goods 0.5%
Canada Goose Holdings, Inc.(a)	36,205	2,130,664
Total Consumer Discretionary		53,462,166
Consumer Staples 6.5%
Beverages 1.7%
PepsiCo, Inc.	69,120	7,525,095
Food & Staples Retailing 2.0%
Walmart, Inc.	104,265	8,930,297
Food Products 1.3%
Tyson Foods, Inc., Class A	89,325	6,150,026
Tobacco 1.5%
Philip Morris International, Inc.	84,800	6,846,752
Total Consumer Staples		29,452,170
Energy 6.3%
Energy Equipment & Services 1.0%
Patterson-UTI Energy, Inc.	255,756	4,603,608
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.	86,829	10,977,791
EOG Resources, Inc.	58,031	7,220,797
Suncor Energy, Inc.	142,430	5,794,052
Total		23,992,640
Total Energy		28,596,248
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.1%
Banks 5.7%
Bank of America Corp.	405,011	11,417,260
JPMorgan Chase & Co.	139,217	14,506,412
Total		25,923,672
Capital Markets 3.4%
BlackRock, Inc.	15,124	7,547,481
Morgan Stanley	165,354	7,837,780
Total		15,385,261
Diversified Financial Services 2.8%
Berkshire Hathaway, Inc., Class B(a)	69,333	12,941,004
Insurance 1.2%
Aflac, Inc.	123,524	5,314,002
Total Financials		59,563,939
Health Care 11.7%
Biotechnology 3.3%
Alexion Pharmaceuticals, Inc.(a)	32,615	4,049,152
Biogen, Inc.(a)	13,173	3,823,331
BioMarin Pharmaceutical, Inc.(a)	30,428	2,866,318
TESARO, Inc.(a)	16,371	728,018
Vertex Pharmaceuticals, Inc.(a)	22,160	3,766,314
Total		15,233,133
Health Care Providers & Services 1.8%
Humana, Inc.	28,065	8,352,986
Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	72,414	4,007,391
Johnson & Johnson	112,905	13,699,893
Pfizer, Inc.	335,515	12,172,484
Total		29,879,768
Total Health Care		53,465,887
Industrials 9.3%
Aerospace & Defense 4.3%
L3 Technologies, Inc.	31,375	6,034,040
Lockheed Martin Corp.	26,079	7,704,519
Textron, Inc.	90,070	5,936,514
Total		19,675,073
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.7%
Honeywell International, Inc.	53,142	7,655,105
Machinery 1.7%
Ingersoll-Rand PLC	86,606	7,771,156
Road & Rail 1.6%
Norfolk Southern Corp.	47,011	7,092,550
Total Industrials		42,193,884
Information Technology 28.6%
Communications Equipment 2.1%
Cisco Systems, Inc.	224,619	9,665,356
Internet Software & Services 7.4%
Alphabet, Inc., Class C(a)	16,753	18,690,484
Facebook, Inc., Class A(a)	77,047	14,971,773
Total		33,662,257
IT Services 4.2%
Booz Allen Hamilton Holdings Corp.	118,836	5,196,698
FleetCor Technologies, Inc.(a)	23,029	4,851,059
MasterCard, Inc., Class A	46,197	9,078,635
Total		19,126,392
Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	120,628	5,571,807
Broadcom, Inc.	30,235	7,336,220
NVIDIA Corp.	21,102	4,999,064
Total		17,907,091
Software 5.9%
Electronic Arts, Inc.(a)	41,792	5,893,508
Microsoft Corp.	214,339	21,135,969
Total		27,029,477
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	123,941	22,942,718
Total Information Technology		130,333,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.0%
Chemicals 3.0%
DowDuPont, Inc.	113,559	7,485,809
Eastman Chemical Co.	61,646	6,162,134
Total		13,647,943
Total Materials		13,647,943
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
American Tower Corp.	46,459	6,697,994
Equity LifeStyle Properties, Inc.	73,677	6,770,916
Total		13,468,910
Total Real Estate		13,468,910
Utilities 3.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	111,699	7,735,156
Multi-Utilities 1.4%
Ameren Corp.	103,761	6,313,857
Total Utilities		14,049,013
Total Common Stocks (Cost $436,708,978)		438,233,451

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	17,562,058	17,562,058
Total Money Market Funds (Cost $17,561,437)		17,562,058
Total Investments in Securities (Cost: $454,270,415)		455,795,509
Other Assets & Liabilities, Net		(685,292)
Net Assets		455,110,217

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	—	238,179,733	(220,617,675)	17,562,058	(837)	621	77,633	17,562,058
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	53,462,166	—	—	—	53,462,166
Consumer Staples	29,452,170	—	—	—	29,452,170
Energy	28,596,248	—	—	—	28,596,248
Financials	59,563,939	—	—	—	59,563,939
Health Care	53,465,887	—	—	—	53,465,887
Industrials	42,193,884	—	—	—	42,193,884
Information Technology	130,333,291	—	—	—	130,333,291
Materials	13,647,943	—	—	—	13,647,943
Real Estate	13,468,910	—	—	—	13,468,910
Utilities	14,049,013	—	—	—	14,049,013
Total Common Stocks	438,233,451	—	—	—	438,233,451
Money Market Funds	—	—	—	17,562,058	17,562,058
Total Investments in Securities	438,233,451	—	—	17,562,058	455,795,509
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $436,708,978)	$438,233,451
Affiliated issuers (cost $17,561,437)	17,562,058
Receivable for:
Investments sold	12,485,683
Capital shares sold	58,760
Dividends	170,872
Foreign tax reclaims	3,358
Expense reimbursement due from Investment Manager	5,662
Total assets	468,519,844
Liabilities
Due to custodian	3,358
Payable for:
Investments purchased	13,221,942
Capital shares purchased	29,706
Management services fees	130,049
Compensation of board members	1,840
Compensation of chief compliance officer	21
Other expenses	22,711
Total liabilities	13,409,627
Net assets applicable to outstanding capital stock	$455,110,217
Represented by
Trust capital	$455,110,217
Total - representing net assets applicable to outstanding capital stock	$455,110,217
Class 1
Net assets	$455,107,717
Shares outstanding	45,449,251
Net asset value per share	$10.01
Class 2
Net assets	$2,500
Shares outstanding	250
Net asset value per share	$10.00
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Statement of Operations
For the period from January 4, 2018 (commencement of operations) through June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,627,576
Dividends — affiliated issuers	77,633
Foreign taxes withheld	(5,078)
Total income	1,700,131
Expenses:
Management services fees	745,851
Distribution and/or service fees
Class 2	3
Compensation of board members	5,146
Custodian fees	2,816
Printing and postage fees	3,079
Audit fees	16,197
Legal fees	4,405
Compensation of chief compliance officer	21
Other	6,232
Total expenses	783,750
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(115,388)
Total net expenses	668,362
Net investment income	1,031,769
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(905,398)
Investments — affiliated issuers	(837)
Foreign currency translations	(410)
Net realized loss	(906,645)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,524,473
Investments — affiliated issuers	621
Net change in unrealized appreciation (depreciation)	1,525,094
Net realized and unrealized gain	618,449
Net increase in net assets resulting from operations	$1,650,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	9

Statement of Changes in Net Assets
Six Months Ended June 30, 2018 (Unaudited)(a)
Operations
Net investment income	$1,031,769
Net realized loss	(906,645)
Net change in unrealized appreciation (depreciation)	1,525,094
Net increase in net assets resulting from operations	1,650,218
Increase in net assets from capital stock activity	453,437,499
Total increase in net assets	455,087,717
Net assets at beginning of period	22,500
Net assets at end of period	$455,110,217

(a)	Based on operations from January 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended
	June 30, 2018 (Unaudited)(a)
	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	45,481,672	453,784,572
Redemptions	(34,421)	(347,073)
Net increase	45,447,251	453,437,499
Total net increase	45,447,251	453,437,499

(a)	Based on operations from January 4, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)(c)	$10.00	0.05	(0.04) (d)	0.01
Class 2
Six Months Ended 6/30/2018 (Unaudited)(c)	$10.00	0.04	(0.04) (d)	0.00 (f)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on January 4, 2018. Per share data and total return reflect activity from that date.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Annualized.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)(c)	$10.01	0.10%	0.81% (e)	0.69% (e)	1.07% (e)	24%	$455,108
Class 2
Six Months Ended 6/30/2018 (Unaudited)(c)	$10.00	0.00%	1.06% (e)	0.94% (e)	0.77% (e)	24%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	13

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
On January 3, 2018, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $22,500 in the Fund (2,000 shares for Class 1 and 250 shares for Class 2), which represented the initial capital for Class 1 and Class 2 at $10 per share. Shares of the Fund were first offered to the public on January 4, 2018.
These financial statements cover the period from January 4, 2018 (commencement of operations) through June 30, 2018. All references to the six months ended June 30, 2018, refer to the period from January 4, 2018 through June 30, 2018.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange
14	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	15

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
16	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.77% of the Fund’s average daily net assets.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include printing costs and as applicable, miscellaneous and legal fees. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $121,331,526 and $0, respectively.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. For the six months ended June 30, 2018, there were no assets subject to the service fee.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	17

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2019
Class 1	0.69%
Class 2	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $492,995,103 and $55,380,727, respectively, for the six months ended June 30, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
18	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Board Consideration and Approval of Management
Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
At the November 13-15, 2017 in-person meeting of the Fund’s Board of Trustees (the Board), the Board, including the independent Board members (the Independent Trustees), considered approval of the Management Agreement. At this meeting, independent legal counsel to the Independent Trustees reviewed with the Board various factors relevant to the Board’s consideration of the Management Agreement and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the meeting and at the September 18-19, 2017 meeting (the September 2017 Meeting) in connection with its evaluation of the services proposed to be provided by Columbia Threadneedle for the Fund. The Board accorded appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to approve the Management Agreement. The Board also took into account all of the information considered at the June 19-21, 2017 meeting (the June 2017 Meeting) concerning the proposed 15(c) renewal of the other Funds’ management agreements. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Management Agreement for the Fund.
Nature, extent and quality of services proposed to be provided by Columbia Threadneedle
The Board analyzed various reports and presentations they had received detailing the services to be performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and relative capabilities, and the qualifications of its personnel, including the firm’s experience managing the identical retail fund, Columbia Select Large Cap Equity Fund (the Retail Fund). The Board also discussed the compliance program of Columbia Threadneedle and observed that the program had previously been reviewed by the Fund’s Chief Compliance Officer and the Independent Trustees. The Board also recalled its review of the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the Management Agreement.
In connection with the Independent Trustees’ evaluation of the overall package of services to be provided by Columbia Threadneedle to the Fund, they considered the oversight of the shareholder services to be provided by Columbia Threadneedle affiliates (which were considered at the June 2017 Meeting with respect to the 15(c) renewals as well as the ongoing oversight of the shareholder services providers).
The Board also discussed the acceptability of the terms of the Management Agreement, including the relatively broad scope of services required to be performed.
Investment performance
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment management agreements. It was noted that since the Fund has not yet commenced operations, it does not have its own track record as of yet. They observed though the historical positive performance of the Retail Fund as the proposed investment process of the Fund is expected to be very similar to that of the Retail Fund and the Fund will be managed by the same portfolio managers who currently manage the Retail Fund. They also noted the Retail Fund’s outperformance versus the applicable peer universe and its benchmark for the one-, three-, five- and ten-year periods.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Columbia Threadneedle is in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed comparative fees and the costs of services to be provided under the Management Agreement. In considering the proposed level of fees under the Management Agreement, the Board accorded particular weight to the notion that the proposed level of fees should reflect a rational pricing model applied consistently across the various product lines in
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	21

Board Consideration and Approval of Management
Agreement  (continued)
the fund family, while assuring that the overall fees for the Fund are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is at or below the median expense ratio of funds in the same comparison group). The Board noted the proposed expense caps of 0.69% with respect to Class 1 shares and 0.94% with respect to Class 2 shares. The Board also observed that the management fee schedule is identical to the Retail Fund’s management fee schedule. The Board further observed that the anticipated total net expense ratio (taking into account the proposed expense caps) and the proposed management fee rate approximate the median net expense ratio and management fee rate of the applicable Lipper peer universe.
The Board also considered the expected profitability of Columbia Threadneedle in connection with the Fund. They noted that the fees to be paid by the Fund should permit Columbia Threadneedle to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. They recalled their review at the June 2017 Meeting of Columbia Threadneedle’s profitability from other Funds and the full Board’s conclusion that the profitability levels were reasonable.
Economies of scale to be realized
The Board considered the economies of scale that may be realized by Columbia Threadneedle and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the Management Agreement provides for lower fees as assets increase at pre-established breakpoints, and concluded that the Management Agreement satisfactorily provides for sharing of these economies of scale.
Based on all of the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed investment management fees were fair and reasonable in light of the extent and quality of services to be provided. In reaching this conclusion, no single factor was determinative. On November 15, 2017, the Board, including all of the Independent Trustees, approved the Management Agreement.
22	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2018	23

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Columbia Variable Portfolio – Select Large Cap Equity Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
C-2036 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio – Managed Volatility Moderate Growth Fund
(formerly Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Managed Volatility Moderate Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	04/19/12	-0.49	6.49	5.62	5.72
Blended Benchmark		-0.03	5.91	6.82	6.99
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	1.89
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2018)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	47.3
International	11.7
U.S. Large Cap	29.5
U.S. Mid Cap	3.0
U.S. Small Cap	3.1
Underlying Funds: Fixed-Income Funds	23.2
Investment Grade	23.2
Allocations to Tactical Assets
Corporate Bonds & Notes	0.2
Exchange-Traded Funds	6.2
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	17.6
Options Purchased Puts	0.6
Residential Mortgage-Backed Securities - Agency	4.9
Total	100.0

(a)	Includes investments in Affiliated Money Market Funds (amounting to $2,715.6 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	995.10	1,022.49	2.44	2.47	0.49	4.97	5.04	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Portfolio of Investments
June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Lockheed Martin Corp.
09/15/2052	4.090%	330,000	311,718
Northrop Grumman Corp.
10/15/2047	4.030%	385,000	360,381
Total			672,099
Apartment REIT 0.0%
ERP Operating LP
03/01/2028	3.500%	80,000	77,220
Automotive 0.0%
Ford Motor Co.
12/08/2046	5.291%	311,000	288,139
Banking 0.1%
Bank of America Corp.(a)
12/20/2028	3.419%	220,000	207,347
01/23/2049	3.946%	320,000	289,164
Capital One Financial Corp.
01/31/2028	3.800%	160,000	151,087
Citigroup, Inc.
10/21/2026	3.200%	330,000	306,777
Citigroup, Inc.(a)
04/23/2029	4.075%	398,000	390,477
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	620,000	618,239
JPMorgan Chase & Co.(a)
01/23/2029	3.509%	245,000	231,844
01/23/2049	3.897%	465,000	418,595
Morgan Stanley
01/22/2047	4.375%	325,000	309,819
Wells Fargo & Co.
10/23/2026	3.000%	75,000	69,260
Subordinated
11/04/2044	4.650%	460,000	438,827
Wells Fargo & Co.(a)
05/22/2028	3.584%	255,000	243,923
Total			3,675,359
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	245,000	225,222
Comcast Corp.
08/15/2047	4.000%	148,000	131,024
11/01/2052	4.049%	319,000	276,853
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC
01/15/2043	4.450%	314,000	296,488
Sky PLC(b)
09/16/2024	3.750%	400,000	397,817
Time Warner Cable LLC
09/15/2042	4.500%	240,000	198,538
Total			1,525,942
Chemicals 0.0%
Dow Chemical Co. (The)
11/15/2042	4.375%	210,000	198,723
LYB International Finance BV
03/15/2044	4.875%	175,000	174,022
Total			372,745
Consumer Products 0.0%
Newell Brands, Inc.
04/01/2046	5.500%	50,000	48,955
Diversified Manufacturing 0.0%
3M Co.
10/15/2047	3.625%	90,000	85,280
General Electric Co.
10/09/2042	4.125%	45,000	41,760
United Technologies Corp.
06/01/2042	4.500%	160,000	157,542
11/01/2046	3.750%	175,000	153,142
Total			437,724
Electric 0.1%
AEP Texas, Inc.
10/01/2047	3.800%	100,000	93,472
Appalachian Power Co.
05/15/2044	4.400%	250,000	252,462
CMS Energy Corp.
03/01/2024	3.875%	250,000	250,270
02/15/2027	2.950%	235,000	215,409
03/31/2043	4.700%	195,000	198,145
03/01/2044	4.875%	115,000	122,197
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	278,000	260,706
DTE Energy Co.
10/01/2026	2.850%	1,030,000	939,943
Duke Energy Corp.
09/01/2046	3.750%	905,000	800,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2046	4.750%	384,000	378,542
Eversource Energy
01/15/2028	3.300%	175,000	166,331
FirstEnergy Corp.
07/15/2047	4.850%	65,000	66,572
Indiana Michigan Power Co.
07/01/2047	3.750%	210,000	194,702
Mississippi Power Co.
03/30/2028	3.950%	374,000	370,152
03/15/2042	4.250%	35,000	33,132
Northern States Power Co.
05/15/2044	4.125%	115,000	115,290
Pacific Gas & Electric Co.
03/15/2027	3.300%	205,000	185,014
08/15/2042	3.750%	165,000	137,674
02/15/2044	4.750%	205,000	194,485
PPL Capital Funding, Inc.
05/15/2026	3.100%	235,000	218,799
Southern California Edison Co.
10/01/2043	4.650%	170,000	172,888
Southern Co. (The)
07/01/2046	4.400%	430,000	420,065
WEC Energy Group, Inc.
06/15/2025	3.550%	85,000	83,630
Xcel Energy, Inc.
12/01/2026	3.350%	395,000	380,297
09/15/2041	4.800%	140,000	149,250
Total			6,399,782
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	940,000	910,230
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	880,000	905,158
Bacardi Ltd.(b)
05/15/2038	5.150%	177,000	167,406
05/15/2048	5.300%	262,000	249,146
Kellogg Co.
04/01/2046	4.500%	90,000	85,160
Kraft Heinz Foods Co.
06/04/2042	5.000%	185,000	177,274
06/01/2046	4.375%	337,000	291,935
Molson Coors Brewing Co.
07/15/2046	4.200%	441,000	394,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
10/06/2046	3.450%	320,000	285,792
Sysco Corp.
04/01/2046	4.500%	65,000	63,243
03/15/2048	4.450%	30,000	29,074
Tyson Foods, Inc.
06/02/2047	4.550%	70,000	67,016
Total			2,716,059
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	165,000	177,633
Becton Dickinson and Co.
06/06/2047	4.669%	275,000	267,100
Cardinal Health, Inc.
06/15/2047	4.368%	265,000	233,159
CVS Health Corp.
03/25/2048	5.050%	535,000	543,684
Express Scripts Holding Co.
07/15/2046	4.800%	281,000	267,600
McKesson Corp.
02/16/2028	3.950%	70,000	67,816
Medtronic, Inc.
03/15/2045	4.625%	249,000	264,066
Total			1,821,058
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	89,000	79,106
Anthem, Inc.
08/15/2044	4.650%	135,000	131,393
UnitedHealth Group, Inc.
04/15/2047	4.250%	155,000	154,281
10/15/2047	3.750%	410,000	377,832
Total			742,612
Independent Energy 0.0%
Anadarko Petroleum Corp.
07/15/2044	4.500%	165,000	153,588
Apache Corp.
04/15/2043	4.750%	190,000	180,363
Canadian Natural Resources Ltd.
06/01/2047	4.950%	255,000	265,512
ConocoPhillips Co.
11/15/2044	4.300%	220,000	223,371
Hess Corp.
02/15/2041	5.600%	155,000	156,760

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc.
11/15/2043	5.250%	185,000	188,882
Total			1,168,476
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	133,000	114,446
09/15/2043	5.200%	52,000	49,588
Shell International Finance BV
05/11/2045	4.375%	320,000	326,504
Total			490,538
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	139,880
Brighthouse Financial, Inc.
06/22/2047	4.700%	250,000	206,635
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	210,000	212,852
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	165,000	165,736
MetLife, Inc.
03/01/2045	4.050%	290,000	269,750
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2047	3.850%	145,000	134,170
Prudential Financial, Inc.
05/15/2044	4.600%	325,000	328,330
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	190,000	200,386
05/15/2047	4.270%	132,000	126,976
Voya Financial, Inc.
06/15/2046	4.800%	255,000	250,679
Total			2,035,394
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%	302,000	307,490
Discovery Communications LLC
09/20/2047	5.200%	155,000	149,851
Time Warner, Inc.
12/15/2043	5.350%	205,000	200,128
Total			657,469
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.0%
Enterprise Products Operating LLC
02/15/2045	5.100%	198,000	204,164
02/15/2048	4.250%	252,000	234,247
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	89,439
03/01/2043	5.000%	400,000	369,688
Kinder Morgan, Inc.
02/15/2046	5.050%	206,000	194,771
MPLX LP
04/15/2048	4.700%	305,000	283,158
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	319,000	280,740
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	247,000	227,731
Williams Partners LP
09/15/2045	5.100%	416,000	410,847
Total			2,294,785
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	250,000	274,653
05/15/2047	4.375%	150,000	146,915
Sempra Energy
06/15/2024	3.550%	90,000	88,464
06/15/2027	3.250%	95,000	88,517
02/01/2028	3.400%	130,000	121,916
Total			720,465
Pharmaceuticals 0.0%
AbbVie, Inc.
05/14/2046	4.450%	310,000	296,310
Allergan Funding SCS
03/15/2025	3.800%	255,000	248,049
03/15/2045	4.750%	104,000	99,274
Amgen, Inc.
06/15/2051	4.663%	465,000	459,484
Celgene Corp.
02/20/2048	4.550%	150,000	136,798
Gilead Sciences, Inc.
03/01/2047	4.150%	275,000	262,818
Johnson & Johnson
01/15/2038	3.400%	190,000	179,544
01/15/2048	3.500%	130,000	121,171
Mylan NV
06/15/2046	5.250%	35,000	34,002

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer, Inc.
12/15/2046	4.125%	185,000	186,494
Total			2,023,944
Property & Casualty 0.0%
CNA Financial Corp.
03/01/2026	4.500%	475,000	483,682
Liberty Mutual Group, Inc.(b)
08/01/2044	4.850%	180,000	181,030
Travelers Companies, Inc. (The)
05/30/2047	4.000%	155,000	149,241
Total			813,953
Railroads 0.0%
Canadian National Railway Co.
02/03/2048	3.650%	65,000	60,628
CSX Corp.
05/01/2050	3.950%	375,000	330,735
Norfolk Southern Corp.
08/15/2052	4.050%	110,000	101,032
Union Pacific Corp.
10/01/2051	3.799%	295,000	259,894
09/10/2058	4.800%	115,000	118,908
Total			871,197
Restaurants 0.0%
McDonald’s Corp.
12/09/2045	4.875%	301,000	315,584
Retail REIT 0.0%
Simon Property Group LP
12/01/2027	3.375%	100,000	95,201
Retailers 0.0%
Home Depot, Inc. (The)
06/15/2047	3.900%	135,000	129,371
Lowe’s Companies, Inc.
05/03/2047	4.050%	220,000	208,580
Target Corp.
04/15/2046	3.625%	150,000	133,214
11/15/2047	3.900%	40,000	37,103
Walmart, Inc.
12/15/2047	3.625%	350,000	326,280
06/29/2048	4.050%	110,000	110,735
Total			945,283
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	172,000	157,795
01/15/2048	4.650%	153,000	144,513
Total			302,308
Technology 0.0%
Apple, Inc.
02/09/2045	3.450%	496,000	444,062
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	330,000	312,131
01/15/2028	3.500%	105,000	95,596
Intel Corp.
05/11/2047	4.100%	170,000	169,709
Microsoft Corp.
08/08/2046	3.700%	429,000	416,221
Oracle Corp.
07/15/2046	4.000%	440,000	415,517
11/15/2047	4.000%	43,000	40,569
QUALCOMM, Inc.
05/20/2047	4.300%	95,000	88,586
Total			1,982,391
Tobacco 0.0%
BAT Capital Corp.(b)
08/15/2047	4.540%	190,000	177,737
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	135,000	121,761
FedEx Corp.
04/01/2046	4.550%	385,000	372,458
United Parcel Service, Inc.
11/15/2047	3.750%	335,000	308,157
Total			802,376
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	69,699
Rogers Communications, Inc.
02/15/2048	4.300%	110,000	105,083
Vodafone Group PLC
02/19/2043	4.375%	55,000	49,362
05/30/2048	5.250%	145,000	144,369
Total			368,513

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%	829,000	702,907
03/01/2047	5.450%	345,000	338,095
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	139,273
Verizon Communications, Inc.
03/15/2055	4.672%	1,092,000	968,521
Total			2,148,796
Total Corporate Bonds & Notes (Cost $39,542,282)			37,902,334

Equity Funds 49.5%
	Shares	Value ($)
International 12.3%
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(c)	47,867,639	534,681,526
CTIVP SM – DFA International Value Fund, Class 1 Shares(c)	35,241,303	368,976,439
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(c)	48,153,118	542,204,114
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(c)	32,430,803	367,440,993
Total		1,813,303,072
U.S. Large Cap 30.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	16,791,823	368,076,756
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	23,476,665	1,179,937,165
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(c),(d)	9,944,019	250,290,948
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	20,546,386	369,834,953
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(c),(d)	17,822,826	178,406,493
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(c),(d)	10,032,471	244,391,006
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(c),(d)	11,279,677	340,984,649
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(c),(d)	12,448,394	353,285,415
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(c),(d)	20,729,012	427,432,231
CTIVP SM – MFS® Value Fund, Class 1 Shares(c),(d)	9,657,340	232,162,448
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	12,184,582	373,579,276
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	10,376,816	234,516,040
Total		4,552,897,380
U.S. Mid Cap 3.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(c),(d)	3,628,351	100,469,037
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(c),(d)	4,088,347	92,069,578
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	4,779,973	127,290,686
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	5,429,440	137,799,175
Total		457,628,476
U.S. Small Cap 3.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(c),(d)	6,675,163	163,474,738
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,822,079	168,778,244
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	5,301,228	154,106,689
Total		486,359,671
Total Equity Funds (Cost $5,683,234,913)		7,310,188,599

Exchange-Traded Funds 6.5%

iShares iBoxx $ Investment Grade Corporate Bond ETF	1,440,000	164,980,800
iShares MSCI EAFE ETF	2,899,292	194,165,585
SPDR S&P 500 ETF Trust	2,190,200	594,157,456
Total Exchange-Traded Funds (Cost $781,067,100)		953,303,841

Fixed-Income Funds 24.2%

Investment Grade 24.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	69,879,667	695,302,690
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	22,053,301	202,890,373
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	38,247,369	360,672,685
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	20,579,077	206,202,350

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(c)	64,209,306	679,334,461
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(c)	65,040,679	665,366,147
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(c)	16,305,706	161,752,599
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(c)	58,460,016	605,645,767
Total		3,577,167,072
Total Fixed-Income Funds (Cost $3,745,486,415)		3,577,167,072

Residential Mortgage-Backed Securities - Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
07/17/2033	2.500%	170,725,000	165,923,786
07/17/2033	3.000%	72,785,000	72,357,723
07/17/2033- 07/12/2048	3.500%	469,400,000	469,815,436
07/12/2048	4.000%	54,000,000	55,053,097
Total Residential Mortgage-Backed Securities - Agency (Cost $761,828,839)			763,150,042
Options Purchased Puts 0.6%
Value ($)
(Cost $131,364,950)	92,403,800

Money Market Funds 18.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(c),(f)	2,715,648,317	2,715,648,317
Total Money Market Funds (Cost $2,715,559,286)		2,715,648,317
Total Investments in Securities (Cost: $13,858,083,785)		15,449,764,005
Other Assets & Liabilities, Net		(690,993,648)
Net Assets		14,758,770,357

At June 30, 2018, securities and/or cash totaling $66,425,875 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	800	09/2018	USD	59,184,000	—	(1,662,960)
BP Currency	1,900	09/2018	USD	157,177,500	—	(2,833,280)
DAX Index	44	09/2018	EUR	13,539,350	—	(669,639)
Euro FX	650	09/2018	USD	95,359,063	—	(1,001,780)
FTSE 100 Index	750	09/2018	GBP	57,011,250	—	(471,496)
FTSE/MIB Index	109	09/2018	EUR	11,754,560	—	(964)
JPY Currency	1,415	09/2018	USD	160,381,406	—	(1,486,692)
MSCI Singapore IX ETS	360	07/2018	SGD	13,176,000	73,744	—
S&P 500 E-mini	4,304	09/2018	USD	585,688,320	—	(7,305,954)
S&P 500 Index	244	09/2018	USD	166,017,600	—	(2,068,754)
SPI 200 Index	450	09/2018	AUD	69,165,000	1,463,314	—
TOPIX Index	880	09/2018	JPY	15,228,400,000	—	(1,346,225)
U.S. Long Bond	1,045	09/2018	USD	154,165,694	2,885,488	—
U.S. Long Bond	230	09/2018	USD	33,931,205	—	(98,020)
U.S. Treasury 10-Year Note	1,774	09/2018	USD	214,027,015	1,635,752	—
U.S. Treasury 10-Year Note	410	09/2018	USD	49,465,094	—	(278,709)
U.S. Treasury 2-Year Note	1,085	09/2018	USD	230,119,679	31,953	—
U.S. Treasury 2-Year Note	245	09/2018	USD	51,962,508	—	(203,331)
U.S. Treasury 5-Year Note	3,152	09/2018	USD	358,606,822	1,717,761	—
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	735	09/2018	USD	83,621,832	—	(527,422)
U.S. Ultra Bond	588	09/2018	USD	94,387,553	2,363,896	—
Total					10,171,908	(19,955,226)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
C$ Currency	(150)	09/2018	USD	(11,424,000)	161,715	—
EURO STOXX 50	(259)	09/2018	EUR	(8,782,690)	203,767	—
Russell 2000 E-mini	(310)	09/2018	USD	(25,536,250)	547,408	—
S&P 500 E-mini	(361)	09/2018	USD	(49,124,880)	611,000	—
S&P/TSX 60 Index	(325)	09/2018	CAD	(62,614,500)	—	(708,139)
U.S. Treasury 10-Year Note	(22)	09/2018	USD	(2,654,225)	—	(6,180)
U.S. Treasury Ultra 10-Year Note	(8)	09/2018	USD	(1,037,608)	—	(11,830)
U.S. Ultra Bond	(27)	09/2018	USD	(4,334,122)	—	(8,072)
Total					1,523,890	(734,221)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	1,644,613,850	6,050	2,100.00	12/2019	43,065,278	33,759,000
S&P 500 Index	Deutsche Bank	USD	1,514,132,090	5,570	2,000.00	12/2019	41,424,321	24,730,800
S&P 500 Index	Deutsche Bank	USD	1,264,042,050	4,650	2,050.00	12/2019	37,865,143	23,180,250
S&P 500 Index	Deutsche Bank	USD	421,347,350	1,550	2,200.00	12/2019	9,010,208	10,733,750
Total							131,364,950	92,403,800
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $2,135,017, which represents 0.01% of net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	2,273,252,539	1,856,091,712	(1,413,695,934)	2,715,648,317	—	(37,265)	75,277	23,137,785	2,715,648,317
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	16,888,638	—	(96,815)	16,791,823	—	1,061,511	(3,550,826)	—	368,076,756
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	24,894,619	—	(1,417,954)	23,476,665	—	30,945,353	8,305,760	—	1,179,937,165
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	14,939,051	16,647	(5,011,679)	9,944,019	—	50,528,021	(53,307,937)	—	250,290,948
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	64,826,948	5,052,719	—	69,879,667	5,072,571	—	(27,354,708)	16,417,829	695,302,690
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	20,918,513	—	(372,127)	20,546,386	—	3,411,978	22,408,795	—	369,834,953
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	20,733,616	1,319,685	—	22,053,301	—	—	(5,129,546)	3,913,267	202,890,373
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,175,747	4,071,622	—	38,247,369	10,844,804	—	(42,022,346)	12,264,352	360,672,685
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,672,308	—	(43,957)	3,628,351	—	304,140	6,646,579	—	100,469,037
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	4,067,438	21,407	(498)	4,088,347	—	2,413	(808,912)	—	92,069,578
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	17,830,327	(7,501)	17,822,826	—	801	683,966	—	178,406,493
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	10,099,002	—	(66,531)	10,032,471	—	721,812	(5,836,365)	—	244,391,006
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	6,867,517	—	(192,354)	6,675,163	—	678,292	9,270,051	—	163,474,738
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	19,137,558	1,441,519	—	20,579,077	179,658	—	(6,498,282)	5,917,723	206,202,350
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	59,420,864	4,788,442	—	64,209,306	4,193,614	—	(34,858,604)	19,359,144	679,334,461
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	46,884,147	1,066,856	(83,364)	47,867,639	1,373,807	225,206	(35,370,507)	9,388,106	534,681,526
CTIVP SM – DFA International Value Fund, Class 1 Shares
	34,464,195	1,116,038	(338,930)	35,241,303	1,684,447	(135,217)	(34,461,038)	10,118,595	368,976,439
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	47,255,097	1,062,415	(164,394)	48,153,118	1,757,928	348,431	(33,821,871)	9,698,357	542,204,114
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	11,447,948	—	(168,271)	11,279,677	—	1,755,352	10,044,740	—	340,984,649
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	12,671,581	—	(223,187)	12,448,394	—	3,461,140	19,592,807	—	353,285,415
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	20,849,701	—	(120,689)	20,729,012	—	1,281,058	1,662,767	—	427,432,231
CTIVP SM – MFS® Value Fund, Class 1 Shares
	9,603,942	62,412	(9,014)	9,657,340	—	86,492	(8,913,893)	—	232,162,448
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	12,500,289	—	(315,707)	12,184,582	—	5,121,831	38,008,389	—	373,579,276
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	31,023,296	1,580,878	(173,371)	32,430,803	14,624,081	38,917	(29,574,705)	3,202,460	367,440,993
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,282,807	95,318	(1,309)	10,376,816	—	10,806	(2,156,746)	—	234,516,040
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	60,643,720	4,396,959	—	65,040,679	1,226,246	—	(24,230,698)	14,180,889	665,366,147
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	4,791,161	49	(11,237)	4,779,973	—	78,568	1,645,444	—	127,290,686
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	15,383,967	921,739	—	16,305,706	—	—	(2,226,895)	2,012,666	161,752,599
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,511,071	—	(81,631)	5,429,440	—	554,074	10,158,783	—	137,799,175
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	53,682,637	4,777,379	—	58,460,016	7,332,617	—	(32,113,751)	15,405,864	605,645,767
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,042,194	—	(220,115)	6,822,079	—	2,019,884	17,392,140	—	168,778,244
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,401,079	—	(99,851)	5,301,228	—	570,292	5,094,012	—	154,106,689
Total					48,289,773	103,033,890	(231,248,120)	145,017,037	13,603,003,988

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	37,902,334	—	—	37,902,334
Equity Funds	—	—	—	7,310,188,599	7,310,188,599
Exchange-Traded Funds	953,303,841	—	—	—	953,303,841
Fixed-Income Funds	—	—	—	3,577,167,072	3,577,167,072
Residential Mortgage-Backed Securities - Agency	—	763,150,042	—	—	763,150,042
Options Purchased Puts	92,403,800	—	—	—	92,403,800
Money Market Funds	—	—	—	2,715,648,317	2,715,648,317
Total Investments in Securities	1,045,707,641	801,052,376	—	13,603,003,988	15,449,764,005
Investments in Derivatives
Asset
Futures Contracts	11,695,798	—	—	—	11,695,798
Liability
Futures Contracts	(20,689,447)	—	—	—	(20,689,447)
Total	1,036,713,992	801,052,376	—	13,603,003,988	15,440,770,356
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,582,438,221)	$1,754,356,217
Affiliated issuers (cost $12,144,280,614)	13,603,003,988
Options purchased (cost $131,364,950)	92,403,800
Margin deposits on:
Futures contracts	66,425,875
Receivable for:
Investments sold	8,149,669
Dividends	7,161,407
Interest	1,360,835
Foreign tax reclaims	1,480
Variation margin for futures contracts	4,911,150
Total assets	15,537,774,421
Liabilities
Payable for:
Investments purchased	2,266,742
Investments purchased on a delayed delivery basis	762,760,140
Capital shares purchased	11,413,410
Variation margin for futures contracts	1,322,786
Management services fees	72,262
Distribution and/or service fees	100,976
Service fees	710,242
Compensation of board members	261,676
Compensation of chief compliance officer	1,584
Other expenses	94,246
Total liabilities	779,004,064
Net assets applicable to outstanding capital stock	$14,758,770,357
Represented by
Trust capital	$14,758,770,357
Total - representing net assets applicable to outstanding capital stock	$14,758,770,357
Class 2
Net assets	$14,758,770,357
Shares outstanding	1,045,355,596
Net asset value per share	$14.12
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	15

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,054,514
Dividends — affiliated issuers	145,017,037
Interest	2,373,568
Total income	156,445,119
Expenses:
Management services fees	12,880,612
Distribution and/or service fees
Class 2	18,466,599
Service fees	4,432,464
Compensation of board members	112,659
Custodian fees	32,334
Printing and postage fees	73,375
Audit fees	13,574
Legal fees	65,014
Compensation of chief compliance officer	1,494
Other	83,672
Total expenses	36,161,797
Net investment income	120,283,322
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,095,339)
Investments — affiliated issuers	103,033,890
Capital gain distributions from underlying affiliated funds	48,289,773
Foreign currency translations	31,684
Forward foreign currency exchange contracts	(2,521,606)
Futures contracts	(4,798,279)
Options purchased	(23,585,201)
Net realized gain	119,354,922
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(39,051,160)
Investments — affiliated issuers	(231,248,120)
Foreign currency translations	(419,288)
Forward foreign currency exchange contracts	821,565
Futures contracts	(46,563,183)
Options purchased	(1,141,634)
Net change in unrealized appreciation (depreciation)	(317,601,820)
Net realized and unrealized loss	(198,246,898)
Net decrease in net assets resulting from operations	$(77,963,576)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$120,283,322	$94,463,540
Net realized gain	119,354,922	378,468,109
Net change in unrealized appreciation (depreciation)	(317,601,820)	1,367,543,498
Net increase (decrease) in net assets resulting from operations	(77,963,576)	1,840,475,147
Increase (decrease) in net assets from capital stock activity	158,346,787	(39,923,536)
Total increase in net assets	80,383,211	1,800,551,611
Net assets at beginning of period	14,678,387,146	12,877,835,535
Net assets at end of period	$14,758,770,357	$14,678,387,146
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	18,777,953	267,154,136	23,451,338	316,498,543
Redemptions	(7,640,537)	(108,807,349)	(27,187,438)	(356,422,079)
Net increase (decrease)	11,137,416	158,346,787	(3,736,100)	(39,923,536)
Total net increase (decrease)	11,137,416	158,346,787	(3,736,100)	(39,923,536)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$14.19	$12.41	$12.00	$12.31	$11.74	$10.27
Income (loss) from investment operations:
Net investment income	0.12	0.09	0.07	0.08	0.06	0.10
Net realized and unrealized gain (loss)	(0.19)	1.69	0.34	(0.39)	0.51	1.37
Total from investment operations	(0.07)	1.78	0.41	(0.31)	0.57	1.47
Net asset value, end of period	$14.12	$14.19	$12.41	$12.00	$12.31	$11.74
Total return	(0.49%)	14.34%	3.42%	(2.52%)	4.86%	14.31%
Ratios to average net assets
Total gross expenses(a)	0.49% (b)	0.47%	0.46%	0.47%	0.47%	0.50%
Total net expenses(a),(c)	0.49% (b)	0.47%	0.46%	0.47%	0.47%	0.49%
Net investment income	1.63% (b)	0.69%	0.57%	0.64%	0.46%	0.94%
Supplemental data
Net assets, end of period (in thousands)	$14,758,770	$14,678,387	$12,877,836	$11,278,182	$9,917,511	$6,022,065
Portfolio turnover	48%	98%	112%	119%	107%	125%

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	19

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly known as Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2018, Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund was renamed Variable Portfolio – Managed Volatility Moderate Growth Fund.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
20	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
22	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,899,233*
Equity risk	Investments, at value — Options Purchased	92,403,800
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	161,715*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	8,634,850*
Total		104,099,598

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	12,571,171*
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures contracts	6,984,712*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	1,133,564*
Total		20,689,447

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
24	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	29,003,760	(23,585,201)	5,418,559
Foreign exchange risk	(2,521,606)	(3,703,686)	—	(6,225,292)
Interest rate risk	—	(30,098,353)	—	(30,098,353)
Total	(2,521,606)	(4,798,279)	(23,585,201)	(30,905,086)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(42,365,760)	(1,141,634)	(43,507,394)
Foreign exchange risk	821,565	(13,119,570)	—	(12,298,005)
Interest rate risk	—	8,922,147	—	8,922,147
Total	821,565	(46,563,183)	(1,141,634)	(46,883,252)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,999,006,504
Futures contracts — short	111,880,429

Derivative instrument	Average value ($)*
Options contracts — purchased	109,621,650

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	113,007	(297,282)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Deutsche Bank ($)
Assets
Options purchased puts	92,403,800
Total financial and derivative net assets	92,403,800
Total collateral received (pledged) (a)	-
Net amount (b)	92,403,800

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
26	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2018 was 0.17% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation.
28	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $14,486,710, respectively. The sale transactions resulted in a net realized loss of $295,945.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2018, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2018
Class 2	1.10%
The Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The voluntary expense reimbursement arrangement changed to a contractual arrangement effective July 1, 2018 through April 30, 2019. The annual limitation rates were the same under all arrangements.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,093,803,712 and $6,378,553,353, respectively, for the six months ended June 30, 2018, of which $5,054,352,680 and $5,168,546,565, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2018.
30	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2018, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	31

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
32	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	33

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2018	35

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Variable Portfolio – Managed Volatility Moderate Growth Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6539 AM (8/18)

SemiAnnual Report
June 30, 2018
Variable Portfolio Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Columbia Variable Portfolio – U.S. Equities Fund
CTIVPSM – American Century Diversified Bond Fund (formerly Variable Portfolio – American Century Diversified Bond Fund)
CTIVPSM – AQR International Core Equity Fund (formerly CTIVPSM – Pyramis® International Equity Fund prior to May 21, 2018 and Variable Portfolio – Pyramis® International Equity Fund prior to May 1, 2018)
CTIVPSM – CenterSquare Real Estate Fund (formerly Variable Portfolio – CenterSquare Real Estate Fund)
CTIVPSM – DFA International Value Fund (formerly Variable Portfolio – DFA International Value Fund)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Los Angeles Capital Large Cap Growth Fund)
CTIVPSM – MFS® Value Fund (formerly Variable Portfolio – MFS® Value Fund)
CTIVPSM – Morgan Stanley Advantage Fund (formerly Variable Portfolio – Morgan Stanley Advantage Fund)
CTIVPSM – Oppenheimer International Growth Fund (formerly Variable Portfolio – Oppenheimer International Growth Fund)
CTIVPSM – T. Rowe Price Large Cap Value Fund (formerly Variable Portfolio – T. Rowe Price Large Cap Value Fund)
CTIVPSM – TCW Core Plus Bond Fund (formerly Variable Portfolio – TCW Core Plus Bond Fund)
CTIVPSM – Wells Fargo Short Duration Government Fund (formerly Variable Portfolio – Wells Fargo Short Duration Government Fund)
CTIVPSM – Westfield Mid Cap Growth Fund (formerly Variable Portfolio – Westfield Mid Cap Growth Fund)
Variable Portfolio – Columbia Wanger International Equities Fund
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Variable Portfolio – Partners Core Bond Fund
Variable Portfolio – Partners Small Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.
This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio Funds  |  Semiannual Report 2018

Fund at a Glance
Columbia Variable Portfolio – U.S. Equities Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – U.S. Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Columbia Management Investment Advisers, LLC
Brian Condon, CFA, CAIA
Jarl Ginsberg, CFA, CAIA
Christian Stadlinger, Ph.D., CFA
David Hoffman
Peter Albanese
Columbia Wanger Asset Management, LLC
Matthew Litfin, CFA
Rich Watson, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	6.38	14.12	9.84	11.62
Class 2	05/07/10	6.29	13.85	9.55	11.34
Russell 2000 Index		7.66	17.57	12.46	13.53
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2015, when the Investment Manager assumed day-to-day management responsibilities over a portion of the Fund’s portfolio, reflects returns achieved by a single subadviser that managed the Fund’s portfolio according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Columbia Variable Portfolio – U.S. Equities Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	97.1
Limited Partnerships	0.1
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Houlihan Lokey, Inc.	0.8
Adtalem Global Education, Inc.	0.7
PS Business Parks, Inc.	0.6
Haemonetics Corp.	0.6
Tenneco, Inc.	0.6
American Equity Investment Life Holding Co.	0.6
Hancock Whitney Corp.	0.6
MGIC Investment Corp.	0.6
Orion Engineered Carbons SA	0.5
Tivity Health, Inc.	0.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	13.7
Consumer Staples	3.2
Energy	4.4
Financials	18.8
Health Care	16.6
Industrials	13.5
Information Technology	15.0
Materials	4.2
Real Estate	6.9
Telecommunication Services	0.6
Utilities	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	3

Fund at a Glance
CTIVPSM – American Century Diversified Bond Fund (Unaudited)
Investment objective
CTIVPSM – American Century Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income.
Portfolio management
American Century Investment Management, Inc.
Robert Gahagan
Alejandro Aguilar, CFA
Jeffrey Houston, CFA
Brian Howell
G. David MacEwen
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-1.70	0.28	2.63	3.16
Class 2	05/07/10	-1.87	0.02	2.36	2.90
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	2.93
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
4	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – American Century Diversified Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Non-Agency	6.3
Commercial Mortgage-Backed Securities - Non-Agency	8.3
Corporate Bonds & Notes	35.6
Foreign Government Obligations	10.5
Inflation-Indexed Bonds	4.3
Money Market Funds	1.2
Municipal Bonds	1.5
Residential Mortgage-Backed Securities - Agency	19.7
Residential Mortgage-Backed Securities - Non-Agency	8.2
U.S. Treasury Obligations	4.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AAA rating	36.4
AA rating	9.3
A rating	10.9
BBB rating	19.4
BB rating	9.3
B rating	4.4
CCC rating	2.1
CC rating	0.1
D rating	0.5
Not rated	7.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Variable Portfolio Funds | Semiannual Report 2018	5

Fund at a Glance
CTIVPSM – AQR International Core Equity Fund (Unaudited)
Investment objective
CTIVPSM – AQR International Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
AQR Capital Management, LLC
Michele Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Jacques Friedman, M.S.
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-4.37	2.63	4.42	5.70
Class 2	05/07/10	-4.42	2.38	4.16	5.43
MSCI EAFE Index (Net)		-2.75	6.84	6.44	7.28
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2018 reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
6	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – AQR International Core Equity Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Roche Holding AG, Genusschein Shares (Switzerland)	2.6
BP PLC (United Kingdom)	2.1
Nestlé SA, Registered Shares (Switzerland)	2.1
Rio Tinto PLC (United Kingdom)	1.9
SAP SE (Germany)	1.6
Novartis AG, Registered Shares (Switzerland)	1.6
Volkswagen AG (Germany)	1.3
Royal Dutch Shell PLC, Class A (United Kingdom)	1.3
Koninklijke Ahold Delhaize NV (Netherlands)	1.3
Novo Nordisk A/S, Class B (Denmark)	1.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	14.3
Consumer Staples	8.3
Energy	7.2
Financials	16.3
Health Care	10.2
Industrials	13.2
Information Technology	10.2
Materials	11.4
Real Estate	3.4
Telecommunication Services	2.1
Utilities	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Australia	5.7
Austria	0.2
Belgium	1.2
China	0.1
Denmark	2.2
Finland	2.0
France	10.8
Germany	10.6
Hong Kong	2.4
Ireland	0.0 (a)
Italy	2.5
Japan	22.0
Jersey	0.4
Macau	0.2
Netherlands	4.9
Norway	0.2
Singapore	1.0
Spain	2.4
Sweden	3.3
Switzerland	8.7
United Kingdom	15.9
United States(b)	3.3
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	7

Fund at a Glance
CTIVPSM – CenterSquare Real Estate Fund (Unaudited)
Investment objective
CTIVPSM – CenterSquare Real Estate Fund (the Fund) seeks to provide shareholders with current income and capital appreciation.
Portfolio management
CenterSquare Investment Management LLC
Dean Frankel, CFA
Eric Rothman, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	0.73	4.98	5.32	7.60
Class 2	05/07/10	0.60	4.74	5.05	7.33
FTSE Nareit Equity REITs Index		1.02	3.50	8.31	11.07
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The FTSE Nareit Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
8	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – CenterSquare Real Estate Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Simon Property Group, Inc.	7.0
Equinix, Inc.	5.8
AvalonBay Communities, Inc.	5.1
ProLogis, Inc.	4.6
Boston Properties, Inc.	4.0
Ventas, Inc.	3.0
CubeSmart	3.0
Alexandria Real Estate Equities, Inc.	2.9
Kilroy Realty Corp.	2.8
Healthcare Trust of America, Inc., Class A	2.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	1.2
Real Estate	98.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2018)
Real Estate
Diversified REITs	6.0
Health Care REITs	8.0
Hotel & Resort REITs	5.2
Industrial REITs	9.8
Office REITs	17.6
Residential REITs	18.7
Retail REITs	15.7
Specialized REITs	17.8
Total	98.8
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	9

Fund at a Glance
CTIVPSM – DFA International Value Fund (Unaudited)
Investment objective
CTIVPSM – DFA International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Dimensional Fund Advisors LP
Joseph Chi, CFA
Jed Fogdall
Mary Phillips, CFA
Bhanu Singh
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-5.75	6.91	5.65	4.32
Class 2	05/07/10	-5.87	6.65	5.39	4.05
MSCI EAFE Value Index (Net)		-4.61	4.25	5.37	6.18
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2011 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 21 of 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
10	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – DFA International Value Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Total SA (France)	3.4
BP PLC, ADR (United Kingdom)	3.3
Toyota Motor Corp. (Japan)	3.0
HSBC Holdings PLC, ADR (United Kingdom)	2.6
Vodafone Group PLC (United Kingdom)	2.4
Royal Dutch Shell PLC, ADR, Class B (United Kingdom)	2.0
Daimler AG, Registered Shares (Germany)	2.0
Novartis AG, Registered Shares (Switzerland)	1.8
Royal Dutch Shell PLC, ADR, Class A (United Kingdom)	1.8
Honda Motor Co., Ltd. (Japan)	1.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	17.5
Consumer Staples	2.4
Energy	14.3
Financials	26.9
Health Care	3.3
Industrials	9.3
Information Technology	3.4
Materials	12.6
Real Estate	2.9
Telecommunication Services	5.4
Utilities	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Australia	6.2
Austria	0.1
Belgium	1.2
Denmark	1.6
Finland	1.3
France	11.0
Germany	9.2
Hong Kong	3.2
Ireland	0.5
Israel	0.5
Italy	1.7
Japan	25.5
Netherlands	3.8
New Zealand	0.2
Norway	0.8
Portugal	0.1
Singapore	1.1
South Africa	0.1
Spain	2.7
Sweden	2.9
Switzerland	8.1
United Kingdom	18.0
United States(a)	0.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	11

Fund at a Glance
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Unaudited)
Investment objective
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Los Angeles Capital Management and Equity Research, Inc.
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	6.89	20.05	14.53	13.66
Class 2	05/07/10	6.72	19.73	14.24	13.36
Russell 1000 Growth Index		7.25	22.51	16.36	15.88
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
12	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Apple, Inc.	6.3
Microsoft Corp.	5.7
Amazon.com, Inc.	5.1
Facebook, Inc., Class A	3.6
Alphabet, Inc., Class C	2.6
Alphabet, Inc., Class A	2.5
Home Depot, Inc. (The)	1.9
MasterCard, Inc., Class A	1.8
UnitedHealth Group, Inc.	1.8
Visa, Inc., Class A	1.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	19.5
Consumer Staples	3.3
Energy	1.7
Financials	2.2
Health Care	16.6
Industrials	9.1
Information Technology	43.3
Materials	1.4
Real Estate	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	13

Fund at a Glance
CTIVPSM – MFS® Value Fund (Unaudited)
Investment objective
CTIVPSM – MFS® Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Massachusetts Financial Services Company
Nevin Chitkara
Steve Gorham
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-3.69	3.89	10.50	11.37
Class 2	05/07/10	-3.80	3.65	10.22	11.10
Russell 1000 Value Index		-1.69	6.77	10.34	12.07
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
14	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – MFS® Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
JPMorgan Chase & Co.	4.7
Wells Fargo & Co.	3.4
Johnson & Johnson	3.3
Accenture PLC, Class A	3.1
Philip Morris International, Inc.	2.6
Medtronic PLC	2.5
Goldman Sachs Group, Inc. (The)	2.3
Pfizer, Inc.	2.3
Citigroup, Inc.	2.2
Comcast Corp., Class A	2.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	6.3
Consumer Staples	10.9
Energy	5.6
Financials	30.5
Health Care	15.8
Industrials	14.4
Information Technology	8.9
Materials	3.5
Real Estate	0.4
Telecommunication Services	0.8
Utilities	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	15

Fund at a Glance
CTIVPSM – Morgan Stanley Advantage Fund (Unaudited)
Investment objective
CTIVPSM – Morgan Stanley Advantage Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Morgan Stanley Investment Management Inc.
Dennis Lynch
David Cohen
Sam Chainani, CFA
Alexander Norton
Jason Yeung, CFA
Armistead Nash
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	12.80	28.50	15.70	14.74
Class 2	05/07/10	12.63	28.16	15.41	14.45
Russell 1000 Growth Index		7.25	22.51	16.36	15.88
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
16	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – Morgan Stanley Advantage Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	97.9
Money Market Funds	2.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Amazon.com, Inc.	9.5
Twitter, Inc.	6.9
Activision Blizzard, Inc.	5.0
Union Pacific Corp.	5.0
Alphabet, Inc., Class C	4.9
LVMH Moet Hennessy Louis Vuitton SE	4.9
Facebook, Inc., Class A	4.9
Salesforce.com, Inc.	4.5
Starbucks Corp.	4.4
Canadian National Railway Co.	3.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	23.2
Financials	3.9
Health Care	5.0
Industrials	19.5
Information Technology	40.5
Materials	7.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	17

Fund at a Glance
CTIVPSM – Oppenheimer International Growth Fund (Unaudited)
Investment objective
CTIVPSM – Oppenheimer International Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
OppenheimerFunds, Inc.
George Evans, CFA
Robert Dunphy, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-3.10	6.47	6.37	7.08
Class 2	05/07/10	-3.23	6.21	6.11	6.81
MSCI EAFE Growth Index (Net)		-0.93	9.41	7.43	8.30
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across developed market countries around the world, excluding the US and Canada.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
18	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – Oppenheimer International Growth Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2018)
Infineon Technologies AG (Germany)	2.5
SAP SE (Germany)	2.2
Temenos Group AG (Switzerland)	2.2
Nippon Telegraph & Telephone Corp. (Japan)	1.8
STMicroelectronics NV (France)	1.7
AtoS (France)	1.7
ASML Holding NV (Netherlands)	1.6
CSL Ltd. (Australia)	1.6
LVMH Moet Hennessy Louis Vuitton SE (France)	1.6
Continental AG (Germany)	1.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	21.9
Consumer Staples	10.1
Energy	1.5
Financials	3.9
Health Care	12.7
Industrials	18.1
Information Technology	25.0
Materials	4.3
Telecommunication Services	2.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Australia	2.2
Austria	1.4
Brazil	0.3
Canada	4.4
China	3.7
Denmark	3.9
Finland	1.5
France	16.1
Germany	13.2
India	2.9
Japan	11.3
Jersey	0.7
Luxembourg	1.2
Netherlands	5.4
South Africa	0.7
Spain	4.3
Sweden	2.3
Switzerland	9.7
Thailand	0.9
United Kingdom	11.1
United States(a)	2.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	19

Fund at a Glance
CTIVPSM – T. Rowe Price Large Cap Value Fund (Unaudited)
Investment objective
CTIVPSM – T. Rowe Price Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income.
Portfolio management
T. Rowe Price Associates, Inc.
Heather McPherson
Mark Finn, CFA, CPA
John Linehan, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-0.92	8.08	8.49	10.52
Class 2	05/07/10	-1.03	7.84	8.21	10.25
Russell 1000 Value Index		-1.69	6.77	10.34	12.07
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
20	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	96.1
Convertible Preferred Stocks	1.7
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
JPMorgan Chase & Co.	3.8
Microsoft Corp.	3.5
Wells Fargo & Co.	3.4
Total SA, ADR	2.7
Exxon Mobil Corp.	2.6
21st Century Fox, Inc., Class B	2.3
Tyson Foods, Inc., Class A	2.3
Cisco Systems, Inc.	2.2
Pfizer, Inc.	2.2
Medtronic PLC	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	7.8
Consumer Staples	8.7
Energy	11.1
Financials	24.3
Health Care	14.9
Industrials	9.1
Information Technology	9.8
Materials	4.4
Real Estate	1.6
Telecommunication Services	1.7
Utilities	6.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	21

Fund at a Glance
CTIVPSM – TCW Core Plus Bond Fund (Unaudited)
Investment objective
CTIVPSM – TCW Core Plus Bond Fund (the Fund) seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio management
TCW Investment Management Company LLC
Tad Rivelle
Laird Landmann
Stephen Kane, CFA
Bryan Whalen, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-1.39	-0.17	1.95	2.31
Class 2	05/07/10	-1.45	-0.32	1.70	2.07
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	2.93
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
22	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – TCW Core Plus Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Non-Agency	6.1
Commercial Mortgage-Backed Securities - Agency	4.3
Commercial Mortgage-Backed Securities - Non-Agency	1.0
Common Stocks	0.1
Corporate Bonds & Notes	28.1
Foreign Government Obligations	0.6
Inflation-Indexed Bonds	0.3
Money Market Funds	4.9
Municipal Bonds	0.8
Residential Mortgage-Backed Securities - Agency	25.8
Residential Mortgage-Backed Securities - Non-Agency	5.6
Senior Loans	0.3
Treasury Bills	3.3
U.S. Treasury Obligations	18.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AAA rating	60.2
AA rating	4.1
A rating	11.7
BBB rating	16.2
BB rating	2.6
B rating	1.6
CCC rating	1.8
CC rating	0.8
Not rated	1.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Variable Portfolio Funds | Semiannual Report 2018	23

Fund at a Glance
CTIVPSM – Wells Fargo Short Duration Government Fund (Unaudited)
Investment objective
CTIVPSM – Wells Fargo Short Duration Government Fund (the Fund) seeks to provide shareholders with current income consistent with capital preservation.
Portfolio management
Wells Capital Management Incorporated
Thomas O’Connor, CFA
Maulik Bhansali, CFA
Jarad Vasquez
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-0.15	0.05	0.65	1.08
Class 2	05/07/10	-0.20	-0.20	0.40	0.83
Bloomberg Barclays U.S. 1-3 Year Government Bond Index		0.06	0.03	0.59	0.76
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
24	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Non-Agency	14.9
Commercial Mortgage-Backed Securities - Agency	0.5
Commercial Mortgage-Backed Securities - Non-Agency	0.8
Money Market Funds	4.4
Residential Mortgage-Backed Securities - Agency	39.2
Residential Mortgage-Backed Securities - Non-Agency	0.5
U.S. Government & Agency Obligations	4.5
U.S. Treasury Obligations	35.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Variable Portfolio Funds | Semiannual Report 2018	25

Fund at a Glance
CTIVPSM – Westfield Mid Cap Growth Fund (Unaudited)
Investment objective
CTIVPSM – Westfield Mid Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Westfield Capital Management Company, L.P.
William Muggia
Richard Lee, CFA
Ethan Meyers, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	8.32	19.55	11.47	12.11
Class 2	05/07/10	8.19	19.25	11.18	11.81
Russell Midcap Growth Index		5.40	18.52	13.37	14.51
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
26	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
CTIVPSM – Westfield Mid Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	96.5
Money Market Funds	3.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Worldpay, Inc., Class A	3.0
Pioneer Natural Resources Co.	2.7
Fidelity National Information Services, Inc.	2.6
FleetCor Technologies, Inc.	2.5
JB Hunt Transport Services, Inc.	2.4
TransUnion	2.3
Tiffany & Co.	2.2
Cooper Companies, Inc. (The)	2.2
Teledyne Technologies, Inc.	2.1
AMETEK, Inc.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	13.9
Consumer Staples	3.3
Energy	4.8
Financials	8.9
Health Care	13.3
Industrials	19.7
Information Technology	28.8
Materials	4.6
Real Estate	2.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	27

Fund at a Glance
Variable Portfolio – Columbia Wanger International Equities Fund (Unaudited)
Investment objective
Variable Portfolio – Columbia Wanger International Equities Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Columbia Wanger Asset Management, LLC
Louis Mendes, CFA
Tae Han (Simon) Kim, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-1.27	8.96	7.33	8.63
Class 2	05/07/10	-1.29	8.79	7.07	8.38
MSCI ACWI ex USA Small Cap Index (Net)		-2.94	10.57	8.98	8.54
MSCI ACWI ex USA Small Cap Growth Index (Net)		-0.84	13.67	9.73	9.04
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI ACWI ex USA Small Cap Index (Net) captures small-cap representation across 22 of 23 Developed Market countries (excluding the United States) and 23 Emerging Markets countries.
The MSCI ACWI ex USA Small Cap Growth Index (Net) captures small cap securities exhibiting overall growth style characteristics across 22 of 23 Developing Market countries (excluding the US) and 24 Emerging Markets countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI ex USA Small Cap Index (Net) and the MSCI ACWI ex USA Small Cap Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
28	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund (Unaudited)
Top 10 holdings (%) (at June 30, 2018)
SimCorp AS (Denmark)	2.8
Nemetschek SE (Germany)	2.7
Brembo SpA (Italy)	1.7
Unibet Group PLC (Malta)	1.7
Vitasoy International Holdings Ltd. (Hong Kong)	1.7
WH Smith PLC (United Kingdom)	1.6
Rightmove PLC (United Kingdom)	1.6
NagaCorp Ltd. (Cambodia)	1.6
Atea ASA (Norway)	1.5
Hastings Group Holdings PLC (United Kingdom)	1.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	22.0
Consumer Staples	6.9
Energy	1.2
Financials	11.5
Health Care	5.7
Industrials	25.0
Information Technology	20.7
Materials	2.0
Real Estate	4.0
Telecommunication Services	1.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2018)
Australia	2.0
Belgium	0.7
Brazil	0.6
Cambodia	1.5
Canada	4.2
Cayman Islands	3.1
China	0.8
Denmark	2.7
Finland	0.7
France	1.3
Germany	8.7
Hong Kong	2.6
India	1.9
Indonesia	1.0
Ireland	1.1
Italy	2.9
Japan	21.0
Malta	1.6
Mexico	0.5
Netherlands	1.2
New Zealand	1.3
Norway	1.9
Poland	0.4
Russian Federation	0.7
Singapore	0.9
South Africa	1.9
South Korea	4.2
Spain	0.8
Sweden	3.1
Switzerland	2.9
Taiwan	3.0
Thailand	1.3
Turkey	0.4
United Kingdom	12.6
United States(a)	4.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	29

Fund at a Glance
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Unaudited)
Investment objective
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (the Fund) seeks to provide shareholders with a high level of current income.
Portfolio management
Eaton Vance Management
Scott Page, CFA
Craig Russ
Andrew Sveen, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	1.20	2.66	3.32	3.81
Class 2	05/07/10	1.09	2.31	3.05	3.45
S&P/LSTA Leveraged Loan Index		2.16	4.37	4.00	4.69
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
The Fund is in the process of being liquidated. In anticipation of liquidation, the Fund is no longer seeking to achieve its prospectus-stated investment objective and, instead, is and will be through its liquidation, principally invested in cash and cash equivalents.
30	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	0.1
Senior Loans	0.1
Total	0.2
Percentages indicated are based on net assets. Pursuant to a Plan of Liquidation, the Fund held 99% of net assets in cash as of June 30, 2018. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
Not rated	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

Variable Portfolio Funds | Semiannual Report 2018	31

Fund at a Glance
Variable Portfolio – Partners Core Bond Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Core Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio management
J.P. Morgan Investment Management Inc.
Richard Figuly
Barbara Miller
Peter Simons, CFA*
*Mr. Simons has announced his intention to leave J.P. Morgan Investment Management Inc. effective June 15, 2019 and will cease acting as a portfolio manager for the Fund, effective December 31, 2018.
Wells Capital Management Incorporated
Thomas O’Connor, CFA
Maulik Bhansali, CFA
Jarad Vasquez
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	-1.61	-0.33	2.09	2.91
Class 2	05/07/10	-1.68	-0.58	1.84	2.65
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	2.93
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
32	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Partners Core Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Non-Agency	11.7
Commercial Mortgage-Backed Securities - Agency	7.0
Commercial Mortgage-Backed Securities - Non-Agency	3.5
Corporate Bonds & Notes	21.5
Foreign Government Obligations	1.3
Inflation-Indexed Bonds	0.1
Money Market Funds	1.3
Municipal Bonds	0.4
Residential Mortgage-Backed Securities - Agency	22.6
Residential Mortgage-Backed Securities - Non-Agency	2.2
U.S. Government & Agency Obligations	1.9
U.S. Treasury Obligations	26.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AAA rating	68.1
AA rating	2.8
A rating	10.2
BBB rating	14.6
BB rating	0.6
B rating	0.1
CCC rating	0.0 (a)
C rating	0.0 (a)
D rating	0.0 (a)
Not rated	3.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

Variable Portfolio Funds | Semiannual Report 2018	33

Fund at a Glance
Variable Portfolio – Partners Small Cap Growth Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
BMO Asset Management Corp.
David Corris, CFA
Thomas Lettenberger, CFA
Kennedy Capital Management, Inc.
John Rackers
Wells Capital Management Incorporated
Joseph Eberhardy, CFA, CPA
Thomas Ognar, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	05/07/10	12.71	23.21	9.93	11.76
Class 2	05/07/10	12.59	22.92	9.67	11.48
Russell 2000 Growth Index		9.70	21.86	13.65	14.98
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 1, 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
34	Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Partners Small Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	96.3
Money Market Funds	3.7
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Ligand Pharmaceuticals, Inc.	1.9
AxoGen, Inc.	1.4
Planet Fitness, Inc., Class A	1.3
InterXion Holding NV	1.2
ASGN, Inc.	1.2
Inogen, Inc.	1.2
Five9, Inc.	1.1
Repligen Corp.	1.1
John Bean Technologies Corp.	1.0
Wingstop, Inc.	1.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	14.4
Consumer Staples	0.7
Energy	1.9
Financials	5.2
Health Care	27.9
Industrials	17.0
Information Technology	28.0
Materials	3.0
Real Estate	1.2
Telecommunication Services	0.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio Funds | Semiannual Report 2018	35

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – U.S. Equities Fund
Class 1	1,000.00	1,000.00	1,063.80	1,020.69	4.37	4.28	0.85
Class 2	1,000.00	1,000.00	1,062.90	1,019.45	5.66	5.54	1.10
CTIVP SM – American Century Diversified Bond Fund
Class 1	1,000.00	1,000.00	983.00	1,022.54	2.37	2.42	0.48
Class 2	1,000.00	1,000.00	981.30	1,021.29	3.61	3.68	0.73
CTIVP SM – AQR International Core Equity Fund
Class 1	1,000.00	1,000.00	956.30	1,020.64	4.19	4.33	0.86
Class 2	1,000.00	1,000.00	955.80	1,019.40	5.41	5.59	1.11
CTIVP SM – CenterSquare Real Estate Fund
Class 1	1,000.00	1,000.00	1,007.30	1,021.04	3.90	3.93	0.78
Class 2	1,000.00	1,000.00	1,006.00	1,019.80	5.15	5.19	1.03
CTIVP SM – DFA International Value Fund
Class 1	1,000.00	1,000.00	942.50	1,020.79	4.02	4.18	0.83
Class 2	1,000.00	1,000.00	941.30	1,019.55	5.23	5.44	1.08
36	Variable Portfolio Funds | Semiannual Report 2018

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
CTIVP SM – Los Angeles Capital Large Cap Growth Fund
Class 1	1,000.00	1,000.00	1,068.90	1,021.49	3.56	3.48	0.69
Class 2	1,000.00	1,000.00	1,067.20	1,020.24	4.84	4.73	0.94
CTIVP SM – MFS® Value Fund
Class 1	1,000.00	1,000.00	963.10	1,021.54	3.33	3.43	0.68
Class 2	1,000.00	1,000.00	962.00	1,020.29	4.55	4.68	0.93
CTIVP SM – Morgan Stanley Advantage Fund
Class 1	1,000.00	1,000.00	1,128.00	1,021.54	3.61	3.43	0.68
Class 2	1,000.00	1,000.00	1,126.30	1,020.29	4.93	4.68	0.93
CTIVP SM – Oppenheimer International Growth Fund
Class 1	1,000.00	1,000.00	969.00	1,020.34	4.52	4.63	0.92
Class 2	1,000.00	1,000.00	967.70	1,019.10	5.74	5.89	1.17
CTIVP SM – T. Rowe Price Large Cap Value Fund
Class 1	1,000.00	1,000.00	990.80	1,021.59	3.33	3.38	0.67
Class 2	1,000.00	1,000.00	989.70	1,020.34	4.56	4.63	0.92
CTIVP SM – TCW Core Plus Bond Fund
Class 1	1,000.00	1,000.00	986.10	1,022.49	2.43	2.47	0.49
Class 2	1,000.00	1,000.00	985.50	1,021.24	3.66	3.73	0.74
CTIVP SM – Wells Fargo Short Duration Government Fund
Class 1	1,000.00	1,000.00	998.50	1,022.74	2.19	2.22	0.44
Class 2	1,000.00	1,000.00	998.00	1,021.49	3.44	3.48	0.69
CTIVP SM – Westfield Mid Cap Growth Fund
Class 1	1,000.00	1,000.00	1,083.20	1,020.69	4.41	4.28	0.85
Class 2	1,000.00	1,000.00	1,081.90	1,019.45	5.71	5.54	1.10
Variable Portfolio – Columbia Wanger International Equities Fund
Class 1	1,000.00	1,000.00	987.30	1,019.30	5.60	5.69	1.13
Class 2	1,000.00	1,000.00	987.10	1,018.05	6.84	6.94	1.38
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Class 1	1,000.00	1,000.00	1,012.00	1,022.34	2.61	2.62	0.52
Class 2	1,000.00	1,000.00	1,010.90	1,021.04	3.91	3.93	0.78
Variable Portfolio – Partners Core Bond Fund
Class 1	1,000.00	1,000.00	983.90	1,022.49	2.42	2.47	0.49
Class 2	1,000.00	1,000.00	983.20	1,021.24	3.66	3.73	0.74
Variable Portfolio – Partners Small Cap Growth Fund
Class 1	1,000.00	1,000.00	1,127.10	1,020.59	4.61	4.38	0.87
Class 2	1,000.00	1,000.00	1,125.90	1,019.35	5.94	5.64	1.12
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for CTIVPSM - Oppenheimer International Growth Fund, Variable Portfolio - Columbia Wanger International Equities Fund, Variable Portfolio - Eaton Vance Floating-Rate Income Fund and Variable Portfolio - Partners Small Cap Growth Fund, account value at the end of the period would have been reduced.
Effective May 1, 2018, the management services fee is an annual fee that is equal to a percentage of CTIVPSM - AQR International Core Equity Fund’s average daily net assets that declines from 0.87% to 0.67% as CTIVPSM - AQR International Core Equity Fund’s net assets increase. If this change had been in place for the entire six month period ended June 30, 2018, the annualized effective management fee rate would have been 0.78%, the actual expenses paid would have been $3.90 for Class 1 and $5.12 for Class 2 and the hypothetical expenses paid would have been $4.03 for Class 1 and $5.29 for Class 2.
Variable Portfolio Funds | Semiannual Report 2018	37

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until April 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, for Variable Portfolio - Columbia Wanger International Equities Fund, will not exceed 1.08% for Class 1 and 1.33% for Class 2. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2018. If this change had been in place for the entire six month period ended June 30, 2018, the actual expenses paid would have been $5.35 for Class 1 and $6.59 for Class 2 and the hypothetical expenses paid would have been $5.44 for Class 1 and $6.69 for Class 2.
38	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 13.3%
Auto Components 1.6%
Cooper-Standard Holding, Inc.(a)	34,594	4,520,398
Dana, Inc.	50,800	1,025,652
Dorman Products, Inc.(a)	38,539	2,632,599
LCI Industries	21,212	1,912,262
Modine Manufacturing Co.(a)	66,300	1,209,975
Tenneco, Inc.	143,256	6,297,534
Total		17,598,420
Automobiles 0.3%
Winnebago Industries, Inc.	76,200	3,093,720
Distributors 0.1%
Pool Corp.	10,725	1,624,838
Diversified Consumer Services 1.8%
Adtalem Global Education, Inc.(a)	150,322	7,230,488
American Public Education, Inc.(a)	11,400	479,940
Bright Horizons Family Solutions, Inc.(a)	18,792	1,926,556
Grand Canyon Education, Inc.(a)	18,000	2,008,980
Sotheby’s (a)	67,100	3,646,214
Weight Watchers International, Inc.(a)	39,800	4,023,780
Total		19,315,958
Hotels, Restaurants & Leisure 2.7%
Bloomin’ Brands, Inc.	76,900	1,545,690
Brinker International, Inc.	84,400	4,017,440
Churchill Downs, Inc.	4,200	1,245,300
Cracker Barrel Old Country Store, Inc.	20,000	3,124,200
Dave & Buster’s Entertainment, Inc.(a)	74,626	3,552,198
Extended Stay America, Inc.	150,037	3,242,299
Penn National Gaming, Inc.(a)	83,300	2,798,047
Red Robin Gourmet Burgers, Inc.(a)	29,000	1,351,400
Red Rock Resorts, Inc., Class A	65,894	2,207,449
Ruth’s Hospitality Group, Inc.	33,300	934,065
Texas Roadhouse, Inc.	50,139	3,284,606
Wingstop, Inc.	36,518	1,903,318
Total		29,206,012
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.4%
Cavco Industries, Inc.(a)	8,902	1,848,500
D.R. Horton, Inc.	46,000	1,886,000
iRobot Corp.(a)	34,847	2,640,357
La-Z-Boy, Inc.	114,500	3,503,700
William Lyon Homes, Inc., Class A(a)	84,639	1,963,625
Zagg, Inc.(a)	192,500	3,330,250
Total		15,172,432
Leisure Products 0.6%
Brunswick Corp.	26,744	1,724,453
MCBC Holdings, Inc.(a)	46,437	1,344,351
Sturm Ruger & Co., Inc.	59,200	3,315,200
Total		6,384,004
Media 1.2%
Entravision Communications Corp., Class A	693,100	3,465,500
Gannett Co., Inc.	339,200	3,629,440
National CineMedia, Inc.	161,400	1,355,760
Nexstar Media Group, Inc., Class A	26,500	1,945,100
World Wrestling Entertainment, Inc., Class A	32,500	2,366,650
Total		12,762,450
Specialty Retail 2.6%
Aaron’s, Inc.	26,700	1,160,115
Abercrombie & Fitch Co., Class A	142,800	3,495,744
American Eagle Outfitters, Inc.	99,000	2,301,750
Asbury Automotive Group, Inc.(a)	17,400	1,192,770
Children’s Place, Inc. (The)	6,000	724,800
Foot Locker, Inc.	35,000	1,842,750
Genesco, Inc.(a)	49,500	1,965,150
Hibbett Sports, Inc.(a)	112,900	2,585,410
Restoration Hardware Holdings, Inc.(a)	30,300	4,232,910
Signet Jewelers Ltd.	73,100	4,075,325
Tailored Brands, Inc.	132,600	3,383,952
Tilly’s, Inc.	65,300	989,295
Total		27,949,971
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	11,800	1,079,346
Deckers Outdoor Corp.(a)	41,000	4,628,490
Movado Group, Inc.	80,800	3,902,640
Skechers U.S.A., Inc., Class A(a)	36,500	1,095,365
Total		10,705,841
Total Consumer Discretionary		143,813,646
Consumer Staples 3.2%
Beverages 0.2%
MGP Ingredients, Inc.	18,007	1,599,202
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	125,779	2,974,673
Ingles Markets, Inc., Class A	28,300	899,940
SpartanNash Co.	68,500	1,748,120
SUPERVALU, Inc.(a)	66,453	1,363,616
United Natural Foods, Inc.(a)	70,900	3,024,594
Total		10,010,943
Food Products 1.1%
Hostess Brands, Inc.(a)	126,497	1,720,359
John B. Sanfilippo & Son, Inc.	47,800	3,558,710
Post Holdings, Inc.(a)	22,000	1,892,440
Sanderson Farms, Inc.	32,515	3,418,952
TreeHouse Foods, Inc.(a)	27,000	1,417,770
Total		12,008,231
Household Products 0.4%
Central Garden & Pet Co.(a)	67,086	2,916,899
WD-40 Co.	8,606	1,258,628
Total		4,175,527
Personal Products 0.6%
Inter Parfums, Inc.	47,539	2,543,336
Medifast, Inc.	2,900	464,464
Usana Health Sciences, Inc.(a)	30,470	3,513,191
Total		6,520,991
Total Consumer Staples		34,314,894
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.3%
Energy Equipment & Services 1.8%
Core Laboratories NV	10,377	1,309,681
Diamond Offshore Drilling, Inc.(a)	54,100	1,128,526
Exterran Corp.(a)	58,100	1,454,824
FTS International, Inc.(a)	48,900	696,336
Helmerich & Payne, Inc.	19,500	1,243,320
ION Geophysical Corp.(a)	18,100	439,830
Matrix Service Co.(a)	23,600	433,060
McDermott International, Inc.(a)	167,100	3,283,515
Patterson-UTI Energy, Inc.	90,000	1,620,000
Profire Energy, Inc.(a)	109,100	368,758
Rowan Companies PLC, Class A(a)	245,600	3,983,632
SEACOR Holdings, Inc.(a)	7,800	446,706
TechnipFMC PLC	44,500	1,412,430
Transocean Ltd.(a)	115,000	1,545,600
Total		19,366,218
Oil, Gas & Consumable Fuels 2.5%
Abraxas Petroleum Corp.(a)	149,700	432,633
Arch Coal, Inc.	22,200	1,741,146
Callon Petroleum Co.(a)	124,000	1,331,760
CVR Energy, Inc.	93,000	3,440,070
Par Pacific Holdings, Inc.(a)	141,000	2,450,580
PBF Energy, Inc., Class A	30,000	1,257,900
PDC Energy, Inc.(a)	36,072	2,180,552
Peabody Energy Corp.	38,700	1,760,076
REX American Resources Corp.(a)	21,043	1,703,852
Ship Finance International Ltd.	74,800	1,118,260
Southwestern Energy Co.(a)	161,400	855,420
SRC Energy, Inc.(a)	180,000	1,983,600
Teekay Corp.	51,600	399,900
Ultra Petroleum Corp.(a)	317,700	733,887
W&T Offshore, Inc.(a)	524,200	3,748,030
WPX Energy, Inc.(a)	131,000	2,361,930
Total		27,499,596
Total Energy		46,865,814

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.4%
Banks 8.3%
BancFirst Corp.	26,300	1,556,960
Bancorp, Inc. (The)(a)	301,700	3,155,782
Bank of the Ozarks	44,000	1,981,760
Cathay General Bancorp	97,000	3,927,530
Customers Bancorp, Inc.(a)	115,610	3,281,012
Eagle Bancorp, Inc.(a)	53,800	3,297,940
East West Bancorp, Inc.	49,000	3,194,800
Enterprise Financial Services Corp.	53,300	2,875,535
First BanCorp(a)	463,400	3,545,010
First Busey Corp.	114,737	3,639,458
First Citizens BancShares Inc., Class A	3,700	1,492,210
First Financial Bancorp	40,600	1,244,390
First Merchants Corp.	74,000	3,433,600
Great Southern Bancorp, Inc.	35,291	2,018,645
Hancock Whitney Corp.	130,673	6,095,896
Heritage Financial Corp.	20,600	717,910
Hope Bancorp, Inc.	266,600	4,753,478
Huntington Bancshares, Inc.	174,000	2,568,240
International Bancshares Corp.	70,665	3,024,462
Lakeland Financial Corp.	61,255	2,951,878
Metropolitan Bank Holding Corp.(a)	9,000	472,320
OFG Bancorp	231,200	3,248,360
Popular, Inc.	65,000	2,938,650
Preferred Bank	55,100	3,386,446
Prosperity Bancshares, Inc.	36,000	2,460,960
Renasant Corp.	28,500	1,297,320
S&T Bancorp, Inc.	84,800	3,666,752
Sandy Spring Bancorp, Inc.	53,634	2,199,530
TCF Financial Corp.	78,500	1,932,670
Trico Bancshares	55,184	2,066,641
UMB Financial Corp.	22,400	1,707,552
Western Alliance Bancorp(a)	33,000	1,868,130
Zions Bancorporation	68,000	3,582,920
Total		89,584,747
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.6%
Ares Management LP	112,111	2,320,698
Artisan Partners Asset Management, Inc., Class A	37,200	1,121,580
Cohen & Steers, Inc.	81,000	3,378,510
E*TRADE Financial Corp.(a)	50,500	3,088,580
Hamilton Lane, Inc., Class A	25,651	1,230,478
Houlihan Lokey, Inc.	157,895	8,087,382
Moelis & Co., ADR, Class A	35,500	2,082,075
OM Asset Management Plc	160,377	2,286,976
Stifel Financial Corp.	6,596	344,641
Virtu Financial, Inc. Class A	64,000	1,699,200
Waddell & Reed Financial, Inc., Class A	168,900	3,035,133
Total		28,675,253
Consumer Finance 1.9%
Encore Capital Group, Inc.(a)	86,900	3,180,540
Enova International, Inc.(a)	97,400	3,559,970
FirstCash, Inc.	35,449	3,185,093
Green Dot Corp., Class A(a)	62,200	4,564,858
Nelnet, Inc., Class A	59,265	3,461,668
PRA Group, Inc.(a)	35,200	1,356,960
SLM Corp.(a)	148,000	1,694,600
Total		21,003,689
Insurance 1.7%
American Equity Investment Life Holding Co.	169,900	6,116,400
CNO Financial Group, Inc.	267,000	5,083,680
Everest Re Group Ltd.	11,000	2,535,280
MBIA, Inc.(a)	212,000	1,916,480
Universal Insurance Holdings, Inc.	85,548	3,002,735
Total		18,654,575
Mortgage Real Estate Investment Trusts (REITS) 0.9%
AG Mortgage Investment Trust, Inc.	29,200	548,668
Invesco Mortgage Capital, Inc.	212,400	3,377,160
Ladder Capital Corp., Class A	192,700	3,009,974
New Residential Investment Corp.	84,000	1,469,160
Starwood Property Trust, Inc.	46,000	998,660
Total		9,403,622

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 3.0%
BofI Holding, Inc.(a)	67,000	2,740,970
Essent Group Ltd.(a)	115,200	4,126,464
Federal Agricultural Mortgage Corp.	42,200	3,776,056
Flagstar Bancorp, Inc.(a)	73,000	2,500,980
Merchants Bancorp	92,377	2,635,516
MGIC Investment Corp.(a)	547,857	5,873,027
OceanFirst Financial Corp.	79,244	2,374,150
Radian Group, Inc.	252,200	4,090,684
Walker & Dunlop, Inc.	77,590	4,317,883
Total		32,435,730
Total Financials		199,757,616
Health Care 16.3%
Biotechnology 6.0%
Adaptimmune Therapeutics PLC, ADR(a)	89,000	1,056,430
Agios Pharmaceuticals, Inc.(a)	18,198	1,532,817
Alder Biopharmaceuticals, Inc.(a)	180,604	2,853,543
Amicus Therapeutics, Inc.(a)	93,009	1,452,801
Atara Biotherapeutics, Inc.(a)	75,400	2,770,950
bluebird bio, Inc.(a)	24,000	3,766,800
Blueprint Medicines Corp.(a)	20,900	1,326,732
Clovis Oncology, Inc.(a)	47,465	2,158,234
Dynavax Technologies Corp.(a)	84,115	1,282,754
Enanta Pharmaceuticals, Inc.(a)	7,550	875,045
Genomic Health, Inc.(a)	33,539	1,690,366
Global Blood Therapeutics, Inc.(a)	32,450	1,466,740
Immunomedics, Inc.(a)	216,550	5,125,738
Insmed, Inc.(a)	68,427	1,618,299
Keryx Biopharmaceuticals, Inc.(a)	204,290	768,130
Kiniksa Pharmaceuticals Ltd., Class A(a)	130,690	2,267,471
Ligand Pharmaceuticals, Inc.(a)	14,876	3,081,861
Loxo Oncology, Inc.(a)	26,529	4,602,251
MacroGenics, Inc.(a)	108,382	2,238,088
Nightstar Therapeutics PLC, ADR(a)	72,811	1,164,976
OncoMed Pharmaceuticals, Inc.(a)	206,100	476,091
Ovid Therapeutics, Inc.(a)	140,472	1,095,682
Puma Biotechnology, Inc.(a)	52,390	3,098,868
Repligen Corp.(a)	67,214	3,161,747
Sage Therapeutics, Inc.(a)	20,585	3,222,170
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics(a)	19,300	2,551,074
Spark Therapeutics, Inc.(a)	26,462	2,189,995
TESARO, Inc.(a)	35,245	1,567,345
Ultragenyx Pharmaceutical, Inc.(a)	19,680	1,512,802
uniQure NV(a)	69,150	2,613,870
Total		64,589,670
Health Care Equipment & Supplies 3.9%
Angiodynamics, Inc.(a)	136,900	3,044,656
Atrion Corp.	2,907	1,742,456
AxoGen, Inc.(a)	41,132	2,066,883
Haemonetics Corp.(a)	70,502	6,322,620
Integer Holdings Corp.(a)	64,400	4,163,460
iRhythm Technologies, Inc.(a)	40,270	3,267,105
Lantheus Holdings, Inc.(a)	52,255	760,310
LeMaitre Vascular, Inc.	54,600	1,828,008
Masimo Corp.(a)	30,479	2,976,274
Merit Medical Systems, Inc.(a)	31,000	1,587,200
Orthofix International NV(a)	30,616	1,739,601
Sientra, Inc.(a)	110,626	2,158,313
SurModics, Inc.(a)	31,800	1,755,360
Tactile Systems Technology, Inc.(a)	50,949	2,649,348
Tandem Diabetes Care, Inc.(a)	75,871	1,670,680
Teleflex, Inc.	9,200	2,467,532
Varex Imaging Corp.(a)	43,714	1,621,352
Total		41,821,158
Health Care Providers & Services 3.9%
Amedisys, Inc.(a)	37,183	3,177,659
AMN Healthcare Services, Inc.(a)	55,393	3,246,030
Chemed Corp.	6,360	2,046,712
Encompass Health Corp.	18,536	1,255,258
HealthEquity, Inc.(a)	47,136	3,539,914
LHC Group, Inc.(a)	34,770	2,975,964
Magellan Health, Inc.(a)	39,300	3,770,835
Molina Healthcare, Inc.(a)	38,729	3,793,118
Providence Service Corp. (The)(a)	47,800	3,754,690
RadNet, Inc.(a)	110,600	1,659,000
Tenet Healthcare Corp.(a)	110,700	3,716,199

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tivity Health, Inc.(a)	158,131	5,566,211
Triple-S Management Corp., Class B(a)	99,390	3,882,173
Total		42,383,763
Life Sciences Tools & Services 0.5%
Luminex Corp.	15,700	463,621
Medpace Holdings, Inc.(a)	88,200	3,792,600
NeoGenomics, Inc.(a)	47,300	620,103
Pra Health Sciences, Inc.(a)	10,350	966,276
Total		5,842,600
Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc.(a)	47,600	3,215,380
Amneal Pharmaceuticals, Inc.(a)	80,700	1,324,287
ANI Pharmaceuticals, Inc.(a)	16,300	1,088,840
Horizon Pharma PLC(a)	128,000	2,119,680
Lannett Co., Inc.(a)	244,600	3,326,560
Odonate Therapeutics, Inc.(a)	59,400	1,311,552
Optinose, Inc.(a)	88,802	2,484,680
Phibro Animal Health Corp., Class A	53,200	2,449,860
Reata Pharmaceuticals, Inc., Class A(a)	64,193	2,244,829
Supernus Pharmaceuticals, Inc.(a)	39,935	2,390,110
Total		21,955,778
Total Health Care		176,592,969
Industrials 13.2%
Aerospace & Defense 0.3%
Curtiss-Wright Corp.	22,400	2,666,048
Air Freight & Logistics 0.4%
Forward Air Corp.	28,500	1,683,780
XPO Logistics, Inc.(a)	24,500	2,454,410
Total		4,138,190
Airlines 0.2%
Hawaiian Holdings, Inc.	34,000	1,222,300
Skywest, Inc.	27,000	1,401,300
Total		2,623,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.0%
American Woodmark Corp.(a)	18,987	1,738,260
Armstrong World Industries, Inc.(a)	32,000	2,022,400
Continental Building Product(a)	126,340	3,986,027
NCI Building Systems, Inc.(a)	162,900	3,420,900
Total		11,167,587
Commercial Services & Supplies 1.8%
ACCO Brands Corp.	260,500	3,607,925
Brink’s Co. (The)	16,936	1,350,646
Deluxe Corp.	45,600	3,019,176
Healthcare Services Group, Inc.	42,368	1,829,874
Knoll, Inc.	59,532	1,238,861
Quad/Graphics, Inc.	161,300	3,359,879
SP Plus Corp.(a)	81,000	3,013,200
Unifirst Corp.	14,713	2,602,730
Total		20,022,291
Construction & Engineering 1.5%
Comfort Systems U.S.A., Inc.	29,200	1,337,360
EMCOR Group, Inc.	58,400	4,448,912
Granite Construction, Inc.	37,500	2,087,250
KBR, Inc.	130,100	2,331,392
MasTec, Inc.(a)	49,500	2,512,125
Primoris Services Corp.	131,400	3,578,022
Total		16,295,061
Electrical Equipment 0.9%
Atkore International Group, Inc.(a)	160,000	3,323,200
Generac Holdings, Inc.(a)	84,000	4,345,320
GrafTech International Ltd.	133,000	2,392,670
Total		10,061,190
Machinery 3.2%
Barnes Group, Inc.	24,000	1,413,600
ESCO Technologies, Inc.	34,422	1,986,149
Federal Signal Corp.	47,400	1,103,946
Global Brass & Copper Holdings, Inc.	73,100	2,291,685
Gorman-Rupp Co.	14,700	514,500
Harsco Corp.(a)	148,600	3,284,060
Hillenbrand, Inc.	85,400	4,026,610
Hyster-Yale Materials Handling, Inc.	8,600	552,550

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kadant, Inc.	29,800	2,865,270
Kennametal, Inc.	29,000	1,041,100
Milacron Holdings Corp.(a)	56,100	1,061,973
Navistar International Corp.(a)	57,500	2,341,400
Oshkosh Corp.	26,500	1,863,480
RBC Bearings, Inc.(a)	15,800	2,035,198
Rexnord Corp.(a)	137,100	3,984,126
SPX FLOW, Inc.(a)	54,800	2,398,596
Toro Co. (The)	17,073	1,028,648
Wabash National Corp.	38,430	717,104
Watts Water Technologies, Inc., Class A	6,400	501,760
Total		35,011,755
Marine —%
Genco Shipping & Trading Ltd.(a)	23,700	367,350
Professional Services 1.5%
Exponent, Inc.	34,556	1,669,055
ICF International, Inc.	72,412	5,144,872
Kforce, Inc.	99,300	3,405,990
Korn/Ferry International	62,600	3,876,818
Wageworks, Inc.(a)	34,143	1,707,150
Total		15,803,885
Road & Rail 1.4%
ArcBest Corp.	84,180	3,847,026
Avis Budget Group, Inc.(a)	90,600	2,944,500
Hertz Global Holdings, Inc.(a)	80,000	1,227,200
Knight-Swift Transportation Holdings, Inc.	34,000	1,299,140
Saia, Inc.(a)	59,670	4,824,319
USA Truck, Inc.(a)	20,000	469,400
Total		14,611,585
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	59,085	4,144,813
Kaman Corp.	52,200	3,637,818
SiteOne Landscape Supply, Inc.(a)	23,002	1,931,478
Triton International Ltd.	39,300	1,204,938
Total		10,919,047
Total Industrials		143,687,589
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.6%
Communications Equipment 1.6%
CalAmp Corp.(a)	157,800	3,697,254
Ciena Corp.(a)	48,000	1,272,480
Comtech Telecommunications Corp.	115,800	3,691,704
Extreme Networks, Inc.(a)	100,000	796,000
InterDigital, Inc.	39,600	3,203,640
NETGEAR, Inc.(a)	16,300	1,018,750
Netscout Systems, Inc.(a)	141,200	4,193,640
Total		17,873,468
Electronic Equipment, Instruments & Components 2.4%
AVX Corp.	43,900	687,913
Benchmark Electronics, Inc.	114,600	3,340,590
ePlus, Inc.(a)	34,890	3,283,149
II-VI, Inc.(a)	76,294	3,314,974
KEMET Corp.(a)	159,200	3,844,680
Methode Electronics, Inc.	8,000	322,400
Tech Data Corp.(a)	46,500	3,818,580
TTM Technologies, Inc.(a)	155,600	2,743,228
Vishay Intertechnology, Inc.	189,700	4,401,040
Total		25,756,554
Internet Software & Services 2.6%
Alteryx, Inc., Class A(a)	58,368	2,227,323
Apptio, Inc., Class A(a)	65,590	2,374,358
Etsy, Inc.(a)	40,600	1,712,914
j2 Global, Inc.	50,850	4,404,119
Mimecast Ltd.(a)	47,076	1,940,002
MINDBODY, Inc., Class A(a)	62,669	2,419,023
New Relic, Inc.(a)	13,700	1,378,083
Q2 Holdings, Inc.(a)	31,088	1,773,570
Stamps.com, Inc.(a)	18,300	4,630,815
Web.com Group, Inc.(a)	71,600	1,850,860
XO Group, Inc.(a)	32,400	1,036,800
Yelp, Inc.(a)	60,600	2,374,308
Total		28,122,175

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.7%
Booz Allen Hamilton Holdings Corp.	61,500	2,689,395
CACI International, Inc., Class A(a)	9,400	1,584,370
Cass Information Systems, Inc.	7,200	495,504
CoreLogic, Inc.(a)	31,116	1,614,921
CSG Systems International, Inc.	10,400	425,048
GreenSky, Inc., Class A(a)	60,000	1,269,000
MAXIMUS, Inc.	64,000	3,975,040
Pagseguro Digital Ltd., Class A(a)	54,000	1,498,500
Syntel, Inc.(a)	111,600	3,581,244
TTEC Holdings, Inc.	41,500	1,433,825
Total		18,566,847
Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.(a)	44,623	2,592,150
Amkor Technology, Inc.(a)	345,070	2,964,151
Brooks Automation, Inc.	81,022	2,642,938
Cabot Microelectronics Corp.	31,713	3,411,050
Cirrus Logic, Inc.(a)	32,500	1,245,725
Cypress Semiconductor Corp.	125,000	1,947,500
Diodes, Inc.(a)	115,425	3,978,700
Formfactor, Inc.(a)	157,200	2,090,760
Ichor Holdings Ltd.(a)	33,000	700,260
Inphi Corp.(a)	51,685	1,685,448
Kulicke & Soffa Industries, Inc.	60,000	1,429,200
Marvell Technology Group Ltd.	105,000	2,251,200
Monolithic Power Systems, Inc.	10,832	1,447,913
ON Semiconductor Corp.(a)	71,000	1,578,685
Rudolph Technologies, Inc.(a)	5,700	168,720
Semtech Corp.(a)	43,678	2,055,050
Synaptics, Inc.(a)	82,800	4,170,636
Xcerra Corp.(a)	98,211	1,372,008
Total		37,732,094
Software 2.8%
Aspen Technology, Inc.(a)	19,405	1,799,620
Avaya Holdings Corp.(a)	64,300	1,291,144
Blackline, Inc.(a)	46,092	2,001,776
CyberArk Software Ltd.(a)	35,389	2,228,091
Ebix, Inc.	16,800	1,281,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Imperva, Inc.(a)	82,100	3,961,325
MicroStrategy, Inc., Class A(a)	25,300	3,232,075
OneSpan, Inc.(a)	75,300	1,479,645
Paylocity Holding Corp.(a)	47,500	2,795,850
Pegasystems, Inc.	18,000	986,400
Progress Software Corp.	85,700	3,326,874
Qualys, Inc.(a)	32,281	2,721,288
Take-Two Interactive Software, Inc.(a)	8,000	946,880
Zscaler, Inc.(a)	36,308	1,298,011
Zuora, Inc., Class A(a)	56,139	1,526,981
Total		30,876,960
Total Information Technology		158,928,098
Materials 4.1%
Chemicals 1.7%
Huntsman Corp.	53,000	1,547,600
Kronos Worldwide, Inc.	104,400	2,352,132
Olin Corp.	53,000	1,522,160
Orion Engineered Carbons SA	185,924	5,735,755
PolyOne Corp.	28,500	1,231,770
Quaker Chemical Corp.	12,880	1,994,726
Trinseo SA	55,200	3,916,440
Total		18,300,583
Metals & Mining 1.3%
Allegheny Technologies, Inc.(a)	70,000	1,758,400
Materion Corp.	68,155	3,690,593
Schnitzer Steel Industries, Inc., Class A	89,400	3,012,780
United States Steel Corp.	67,500	2,345,625
Warrior Met Coal, Inc.	139,800	3,854,286
Total		14,661,684
Paper & Forest Products 1.1%
Boise Cascade Co.	87,800	3,924,660
Louisiana-Pacific Corp.	158,400	4,311,648
Verso Corp., Class A(a)	171,900	3,740,544
Total		11,976,852
Total Materials		44,939,119

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITS) 6.2%
Alexandria Real Estate Equities, Inc.	22,000	2,775,740
American Assets Trust, Inc.	38,000	1,455,020
Armada Hoffler Properties, Inc.	57,100	850,790
Chatham Lodging Trust	30,800	653,576
Chesapeake Lodging Trust	125,700	3,977,148
CoreCivic, Inc.	69,511	1,660,618
CorEnergy Infrastructure Trust, Inc.	91,394	3,436,414
Coresite Realty Corp.	17,519	1,941,456
Cousins Properties, Inc.	105,200	1,019,388
DiamondRock Hospitality Co.	242,700	2,980,356
EastGroup Properties, Inc.	26,100	2,494,116
First Industrial Realty Trust, Inc.	81,000	2,700,540
Highwoods Properties, Inc.	29,000	1,471,170
Hospitality Properties Trust	63,000	1,802,430
Hudson Pacific Properties, Inc.	50,200	1,778,586
InfraREIT, Inc.	20,100	445,617
Investors Real Estate Trust	244,100	1,349,873
Mack-Cali Realty Corp.	81,000	1,642,680
Mid-America Apartment Communities, Inc.	13,900	1,399,313
National Health Investors, Inc.	57,300	4,221,864
Pebblebrook Hotel Trust	106,600	4,136,080
PS Business Parks, Inc.	50,225	6,453,912
Ryman Hospitality Properties, Inc.	9,465	787,015
Sun Communities, Inc.	21,600	2,114,208
Sunstone Hotel Investors, Inc.	239,400	3,978,828
Tier REIT, Inc.	92,200	2,192,516
UMH Properties, Inc.	169,941	2,608,594
Washington Prime Group, Inc.	94,400	765,584
Xenia Hotels & Resorts, Inc.	176,000	4,287,360
Total		67,380,792
Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA(a)	11,000	320,870
Colliers International Group, Inc.	22,565	1,708,171
HFF, Inc., Class A	72,300	2,483,505
Marcus & Millichap, Inc.(a)	19,800	772,398
Total		5,284,944
Total Real Estate		72,665,736
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.2%
ATN International, Inc.	5,400	284,958
Vonage Holdings Corp.(a)	160,000	2,062,400
Total		2,347,358
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc.(a)	190,091	4,294,156
Total Telecommunication Services		6,641,514
Utilities 3.0%
Electric Utilities 1.3%
Alliant Energy Corp.	38,000	1,608,160
El Paso Electric Co.	59,600	3,522,360
IDACORP, Inc.	27,500	2,536,600
Pinnacle West Capital Corp.	35,500	2,859,880
PNM Resources, Inc.	9,400	365,660
Portland General Electric Co.	86,700	3,707,292
Total		14,599,952
Gas Utilities 0.8%
Chesapeake Utilities Corp.	37,930	3,032,503
New Jersey Resources Corp.	57,000	2,550,750
South Jersey Industries, Inc.	62,000	2,075,140
Southwest Gas Holdings, Inc.	14,500	1,105,915
Total		8,764,308
Independent Power and Renewable Electricity Producers 0.3%
Ormat Technologies, Inc.	70,400	3,744,576
Multi-Utilities 0.2%
CMS Energy Corp.	40,000	1,891,200
Water Utilities 0.4%
SJW Corp.	59,775	3,958,301
Total Utilities		32,958,337
Total Common Stocks (Cost $909,977,091)		1,061,165,332

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Limited Partnerships 0.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure 0.1%
Cedar Fair LP	17,700	1,115,277
Total Consumer Discretionary		1,115,277
Total Limited Partnerships (Cost $1,169,800)		1,115,277

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	31,066,296	31,066,296
Total Money Market Funds (Cost $31,065,736)		31,066,296
Total Investments in Securities (Cost: $942,212,627)		1,093,346,905
Other Assets & Liabilities, Net		(7,868,401)
Net Assets		1,085,478,504
At June 30, 2018, securities and/or cash totaling $428,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	136	09/2018	USD	11,203,000	—	(271,743)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	13,034,893	121,218,949	(103,187,546)	31,066,296	606	168	153,440	31,066,296
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	47

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	143,813,646	—	—	—	143,813,646
Consumer Staples	34,314,894	—	—	—	34,314,894
Energy	46,865,814	—	—	—	46,865,814
Financials	199,757,616	—	—	—	199,757,616
Health Care	176,592,969	—	—	—	176,592,969
Industrials	143,687,589	—	—	—	143,687,589
Information Technology	158,928,098	—	—	—	158,928,098
Materials	44,939,119	—	—	—	44,939,119
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	72,665,736	—	—	—	72,665,736
Telecommunication Services	6,641,514	—	—	—	6,641,514
Utilities	32,958,337	—	—	—	32,958,337
Total Common Stocks	1,061,165,332	—	—	—	1,061,165,332
Limited Partnerships
Consumer Discretionary	1,115,277	—	—	—	1,115,277
Money Market Funds	—	—	—	31,066,296	31,066,296
Total Investments in Securities	1,062,280,609	—	—	31,066,296	1,093,346,905
Investments in Derivatives
Liability
Futures Contracts	(271,743)	—	—	—	(271,743)
Total	1,062,008,866	—	—	31,066,296	1,093,075,162
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	49

Portfolio of Investments
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXXIIR CLO Ltd.(a),(b)
Series 2014-32RA Class A2A
3-month USD LIBOR + 1.550% 05/15/2030	3.912%	8,000,000	7,999,712
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% 11/21/2030	3.542%	7,400,000	7,411,278
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% 04/20/2031	3.809%	6,400,000	6,399,891
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	5,617,199	5,478,038
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% 04/17/2031	3.311%	5,750,000	5,718,082
Series 2014-2RA Class A3
3-month USD LIBOR + 1.500% 05/15/2031	3.655%	6,000,000	5,991,222
CBAM Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.020% 04/17/2031	3.322%	5,250,000	5,226,401
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% 04/17/2031	3.702%	5,250,000	5,197,500
CIFC Funding Ltd.(a),(b)
Series 2013-3RA Class A2
3-month USD LIBOR + 1.400% 04/24/2031	3.750%	5,125,000	5,124,457
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% 04/15/2031	3.318%	5,700,000	5,661,935
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2018-64A Class B
3-month USD LIBOR + 1.400% 04/18/2031	3.620%	13,275,000	13,227,329
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2018-3A Class B1
3-month USD LIBOR + 1.550% 04/20/2030	3.986%	6,000,000	5,999,700
Goodgreen (a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	9,221,337	9,264,296
Hertz Fleet Lease Funding LP(a),(b)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	3.146%	5,088,246	5,105,900
Hertz Vehicle Financing LLC(a)
Series 2013-1A Class A2
08/25/2019	1.830%	1,550,000	1,548,504
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	1,963,717	1,950,188
Series 2014-AA Class A
11/25/2026	1.770%	3,461,705	3,401,435
Series 2014-AA Class B
11/25/2026	2.070%	1,772,186	1,742,581
Series 2017-AA Class A
12/26/2028	2.660%	4,995,290	4,903,886
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class B
1-month USD LIBOR + 0.950% 03/17/2037	3.024%	9,425,000	9,351,450
KKR CLO Ltd.(a),(b),(d)
Series 2022A Class A
3-month USD LIBOR + 1.150% 07/20/2031	3.523%	3,500,000	3,500,350
Series 2022A Class B
3-month USD LIBOR + 1.600% 07/20/2031	3.973%	6,500,000	6,451,250
LCM XIV LP(a),(b)
Series 2014A Class AR
3-month USD LIBOR + 1.040% 07/20/2031	3.436%	4,000,000	3,999,908
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A Class BR
3-month USD LIBOR + 1.580% 07/20/2031	3.976%	8,500,000	8,499,736
LoanCore Issuer Ltd.(a),(b)
Series 2018-CRE1 Class A
1-month USD LIBOR + 1.130% 05/15/2028	3.471%	12,775,000	12,778,898
Madison Park Funding XIII Ltd.(a),(b)
Series 2014-13A Class AR2
3-month USD LIBOR + 0.950% 04/19/2030	3.305%	4,000,000	3,995,152
Series 2014-13A Class BR2
3-month USD LIBOR + 1.500% 04/19/2030	3.855%	8,000,000	7,999,864
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class AR2
3-month USD LIBOR + 0.980% 04/15/2031	3.072%	6,725,000	6,714,536
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% 04/15/2031	3.592%	6,000,000	5,999,238
Mosaic Solar Loan Trust(a),(d)
Series 2018-2GS Class A
02/20/2044	4.200%	4,675,000	4,674,243
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	3,058,870	2,990,001
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	4,970,037	4,928,334
Sierra Timeshare Receivables Funding LLC(a)
Series 2014-1 Class A
03/20/2030	2.070%	3,364,811	3,357,065
Series 2015-1A Class A
03/22/2032	2.400%	3,959,921	3,886,674
Series 2015-2A Class A
06/20/2032	2.430%	3,255,781	3,219,054
Series 2016-2A Class A
07/20/2033	2.330%	4,591,099	4,488,587
Sounds Point CLO Ltd.(a),(b)
Series 2013-3RA Class A
3-month USD LIBOR + 1.150% 04/18/2031	3.651%	4,000,000	4,000,424
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% 04/18/2031	4.251%	5,190,000	5,194,064
Symphony CLO XIX Ltd.(a),(b)
Series 2018-19A Class A
3-month USD LIBOR + 0.960% 04/16/2031	3.305%	12,750,000	12,673,487
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,256,810	1,249,654
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% 04/25/2031	3.744%	8,050,000	7,993,143
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	9,942,439	9,690,939
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	7,305,555	7,140,816
Total Asset-Backed Securities — Non-Agency (Cost $253,599,607)			252,129,202

Commercial Mortgage-Backed Securities - Non-Agency 8.9%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/2033	3.490%	15,000,000	14,664,149
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	10,000,000	9,837,489
CD Mortgage Trust
Series 2016-CD1 Class AM
08/10/2049	2.926%	5,125,000	4,756,999
Colony Starwood Homes Trust(a),(b)
Series 2016-2A Class A
1-month USD LIBOR + 1.250% 12/17/2033	3.324%	17,133,515	17,173,067
Commercial Mortgage Pass-Through Certificates(c)
Series 2016-CR28 Class B
02/10/2049	4.802%	11,055,000	11,411,543
Commercial Mortgage Trust(c)
Series 2014-CR15 Class B
02/10/2047	4.851%	10,000,000	10,492,112
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	9,623,145

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	51

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS5 Class B
09/10/2047	4.514%	10,000,000	10,190,677
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	10,162,599
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	20,000,000	20,090,188
Core Industrial Trust(a)
Series 2015-CALW Class B
02/10/2034	3.252%	8,750,000	8,672,261
Series 2015-TEXW Class B
02/10/2034	3.329%	6,400,000	6,359,677
Series 2015-WEST Class A
02/10/2037	3.292%	10,000,000	9,785,804
DBCG Mortgage Trust(a),(b)
Series 2017-BBG Class A
1-month USD LIBOR + 0.700% 06/15/2034	2.773%	10,600,000	10,599,999
GS Mortgage Securities Trust
Series 2015-GC28 Class AS
02/10/2048	3.759%	9,337,000	9,273,718
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class B
1-month USD LIBOR + 1.150% 12/17/2036	3.224%	12,175,000	12,210,321
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% 06/17/2037	3.176%	14,325,000	14,327,897
Series 2018-SFR3 Class B
1-month USD LIBOR + 1.150% 07/17/2037	3.150%	14,475,000	14,474,215
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21 Class B
08/15/2047	4.341%	9,100,000	9,166,392
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A4
03/15/2050	3.414%	16,030,000	15,779,627
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2014-CBM Class B
1-month USD LIBOR + 1.400% 10/15/2029	3.473%	9,450,000	9,451,181
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	8,773,334
Series 2016-JP3 Class AS
08/15/2049	3.144%	9,500,000	8,977,761
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.177%	5,440,000	5,600,664
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	13,575,000	13,146,821
Morgan Stanley Capital I Trust(a),(c)
Series 2014-CPT Class C
07/13/2029	3.560%	6,550,000	6,471,319
Progress Residential Trust(a),(b)
Series 2016-SFR2 Class A
1-month USD LIBOR + 1.400% 01/17/2034	3.490%	7,167,930	7,191,964
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,961,574	11,571,953
UBS Commercial Mortgage Trust
Series 2017-C1 Class A3
06/15/2050	3.196%	13,100,000	12,576,798
Wells Fargo Commercial Mortgage Trust
Series 2017-C38 Class A4
07/15/2050	3.190%	20,000,000	18,996,906
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $340,200,043)			331,810,580

Corporate Bonds & Notes(e) 38.3%

Aerospace & Defense 0.1%
Lockheed Martin Corp.
01/15/2026	3.550%	2,840,000	2,794,858
03/01/2045	3.800%	1,520,000	1,397,180
Rockwell Collins, Inc.
04/15/2047	4.350%	1,000,000	955,953
Total			5,147,991
Airlines 0.2%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	2,294,418	2,301,947
United Continental Holdings, Inc.
10/01/2022	4.250%	3,510,000	3,425,321
Total			5,727,268
Apartment REIT 0.1%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,585,623
05/01/2023	3.250%	2,205,000	2,149,264
Total			3,734,887

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.1%
Ford Motor Co.
12/08/2026	4.346%	1,960,000	1,918,687
Ford Motor Credit Co. LLC
01/15/2020	8.125%	1,600,000	1,712,992
08/02/2021	5.875%	5,150,000	5,458,706
08/03/2022	2.979%	2,300,000	2,211,662
General Motors Co.
10/01/2027	4.200%	1,320,000	1,264,742
04/01/2038	5.150%	4,070,000	3,861,998
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,970,000	1,942,903
03/01/2026	5.250%	3,730,000	3,857,148
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	6,050,000	6,004,474
Jaguar Land Rover Automotive PLC(a)
12/15/2018	4.125%	3,340,000	3,352,385
03/15/2020	3.500%	2,000,000	1,985,734
Tenneco, Inc.
07/15/2026	5.000%	4,090,000	3,654,689
ZF North America Capital, Inc.(a)
04/29/2020	4.000%	3,637,000	3,662,801
Total			40,888,921
Banking 7.8%
Ally Financial, Inc.
03/30/2025	4.625%	4,000,000	3,938,332
American Express Co.
10/30/2024	3.000%	1,500,000	1,435,316
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	4,600,000	4,724,655
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,511,285
Bank of America Corp.(f)
12/20/2023	3.004%	2,897,000	2,810,351
12/20/2028	3.419%	7,792,000	7,343,843
01/20/2048	4.443%	1,330,000	1,303,431
Bank of America Corp.
01/21/2044	5.000%	2,130,000	2,254,435
Subordinated
08/26/2024	4.200%	10,620,000	10,672,357
01/22/2025	4.000%	1,750,000	1,734,005
Bank of America NA
Subordinated
10/15/2036	6.000%	1,570,000	1,870,528
Banque Fédérative du Crédit Mutuel SA(a)
04/12/2019	2.000%	2,540,000	2,520,650
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,030,000	1,054,819
Barclays PLC
01/12/2026	4.375%	1,500,000	1,459,301
01/10/2047	4.950%	1,800,000	1,687,349
BB&T Corp.
Subordinated
09/16/2025	3.625%	1,493,000	1,470,262
10/30/2026	3.800%	1,650,000	1,639,852
BBVA Bancomer SA(a)
Subordinated
09/30/2022	6.750%	7,000,000	7,496,300
BNP Paribas SA(a)
Subordinated
09/28/2025	4.375%	1,600,000	1,559,966
BPCE SA(a)
10/23/2027	3.500%	1,350,000	1,234,563
Subordinated
07/21/2024	5.150%	2,960,000	2,999,549
Capital One Bank U.S.A. NA
06/05/2019	2.300%	1,490,000	1,480,997
Subordinated
02/15/2023	3.375%	2,680,000	2,611,111
Capital One Financial Corp.
Subordinated
07/28/2026	3.750%	4,415,000	4,106,175
Capital One NA
08/17/2018	2.350%	3,500,000	3,499,036
Citigroup, Inc.
04/08/2019	2.550%	2,200,000	2,196,135
12/08/2021	2.900%	3,000,000	2,938,470
04/25/2022	2.750%	4,200,000	4,064,332
Subordinated
09/29/2027	4.450%	12,650,000	12,431,876
Citigroup, Inc.(f)
10/27/2028	3.520%	5,990,000	5,619,758
Commerzbank AG(a)
Subordinated
09/19/2023	8.125%	1,490,000	1,693,848
Cooperatieve Rabobank UA
Subordinated
11/09/2022	3.950%	1,700,000	1,687,376
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%	3,420,000	3,410,256
Discover Bank
07/27/2026	3.450%	3,920,000	3,638,740

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	53

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Bancorp
Subordinated
01/16/2024	4.300%	2,710,000	2,749,550
Fifth Third Bank
10/01/2021	2.875%	2,230,000	2,200,903
Goldman Sachs Group, Inc. (The)
12/13/2019	2.300%	9,240,000	9,137,639
03/15/2020	5.375%	7,570,000	7,839,219
09/15/2020	2.750%	1,530,000	1,513,006
01/24/2022	5.750%	3,100,000	3,317,208
01/23/2025	3.500%	6,510,000	6,286,115
11/16/2026	3.500%	2,340,000	2,201,584
07/08/2044	4.800%	2,970,000	2,961,565
Subordinated
05/22/2045	5.150%	1,750,000	1,735,342
Goldman Sachs Group, Inc. (The)(f)
04/23/2029	3.814%	1,850,000	1,759,237
HSBC Bank U.S.A. NA
Subordinated
11/01/2034	5.875%	820,000	932,508
HSBC Holdings PLC(f)
03/13/2023	3.262%	1,950,000	1,912,644
HSBC Holdings PLC
03/08/2026	4.300%	6,000,000	6,024,048
Subordinated
11/23/2026	4.375%	4,090,000	4,019,861
Intesa Sanpaolo SpA(a)
Subordinated
06/26/2024	5.017%	3,080,000	2,790,763
JPMorgan Chase & Co.
03/01/2021	2.550%	1,770,000	1,734,648
05/10/2021	4.625%	7,100,000	7,348,954
09/23/2022	3.250%	3,280,000	3,246,898
01/23/2025	3.125%	7,500,000	7,177,087
Subordinated
09/10/2024	3.875%	5,470,000	5,413,265
JPMorgan Chase & Co.(f)
05/01/2028	3.540%	2,760,000	2,641,061
07/24/2038	3.882%	2,200,000	2,029,075
11/15/2048	3.964%	2,400,000	2,156,676
01/23/2049	3.897%	1,650,000	1,485,338
KeyBank NA
Subordinated
05/20/2026	3.400%	1,250,000	1,188,376
Morgan Stanley
09/23/2019	5.625%	5,390,000	5,553,845
05/19/2022	2.750%	2,400,000	2,327,057
10/23/2024	3.700%	2,710,000	2,675,694
07/23/2025	4.000%	11,130,000	11,095,998
01/22/2047	4.375%	1,170,000	1,115,349
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/24/2025	5.000%	3,870,000	4,006,959
Morgan Stanley(f)
01/24/2029	3.772%	1,090,000	1,051,025
PNC Bank NA
Subordinated
07/25/2023	3.800%	1,750,000	1,760,167
PNC Financial Services Group, Inc. (The)
08/11/2020	4.375%	2,430,000	2,486,029
Regions Bank
Subordinated
06/26/2037	6.450%	2,000,000	2,373,586
Regions Financial Corp.
08/14/2022	2.750%	1,860,000	1,794,247
SunTrust Bank
Subordinated
05/15/2026	3.300%	1,500,000	1,415,619
Synchrony Financial
01/15/2019	2.600%	4,130,000	4,122,070
08/15/2019	3.000%	1,100,000	1,098,808
Turkiye Garanti Bankasi AS(a)
03/16/2023	5.875%	6,000,000	5,696,256
U.S. Bancorp
Subordinated
09/11/2024	3.600%	630,000	623,233
U.S. Bank NA
01/27/2025	2.800%	2,390,000	2,274,322
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,208,969
09/24/2025	4.125%	1,720,000	1,709,140
UniCredit SpA(a),(f)
Subordinated
06/19/2032	5.861%	6,130,000	5,468,101
Wells Fargo & Co.
07/22/2020	2.600%	5,390,000	5,320,728
01/24/2023	3.069%	2,850,000	2,769,601
09/29/2025	3.550%	4,890,000	4,751,593
Subordinated
08/15/2023	4.125%	1,300,000	1,306,403
06/03/2026	4.100%	1,750,000	1,714,055
01/15/2044	5.606%	2,861,000	3,065,679
11/04/2044	4.650%	2,295,000	2,189,363
Total			289,875,725
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC/Capital Finance, Inc.
01/23/2030	4.150%	3,000,000	2,651,028

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.3%
Masco Corp.
04/01/2025	4.450%	6,250,000	6,270,525
04/01/2026	4.375%	1,000,000	995,512
Owens Corning
12/15/2022	4.200%	2,185,000	2,191,841
Total			9,457,878
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	6,110,000	6,132,515
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,400,000	3,180,952
Charter Communications Operating LLC/Capital(g)
02/01/2024	4.500%	1,250,000	1,251,176
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	11,070,000	11,178,320
10/23/2045	6.484%	1,000,000	1,054,865
Comcast Corp.
08/15/2035	4.400%	1,650,000	1,609,674
05/15/2038	6.400%	3,172,000	3,762,547
03/01/2044	4.750%	808,000	796,553
CSC Holdings LLC(a)
04/15/2027	5.500%	5,700,000	5,442,645
Globo Comunicacao e Participacoes SA(a)
06/08/2025	4.843%	6,077,000	5,713,134
Sirius XM Radio, Inc.(a)
07/15/2024	6.000%	1,900,000	1,939,788
04/15/2025	5.375%	4,000,000	3,957,876
Time Warner Cable LLC
07/01/2018	6.750%	1,570,000	1,570,297
09/01/2041	5.500%	730,000	684,643
09/15/2042	4.500%	960,000	794,152
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	2,870,000	2,655,780
Total			51,724,917
Chemicals 0.2%
Ashland LLC(f)
08/15/2022	4.750%	3,110,000	3,114,783
Eastman Chemical Co.
08/15/2022	3.600%	1,420,000	1,416,775
LyondellBasell Industries NV
04/15/2019	5.000%	1,689,000	1,705,872
Total			6,237,430
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	2,450,000	2,290,819
United Rentals North America, Inc.
07/15/2023	4.625%	3,300,000	3,300,528
11/15/2024	5.750%	3,780,000	3,843,889
Total			9,435,236
Consumer Cyclical Services 0.1%
IHS Markit Ltd.(a)
03/01/2026	4.000%	4,655,000	4,436,997
Consumer Products 0.2%
Newell Brands, Inc.
11/15/2023	5.000%	2,000,000	2,043,736
Spectrum Brands, Inc.
07/15/2025	5.750%	5,810,000	5,738,496
Total			7,782,232
Diversified Manufacturing 0.1%
General Electric Co.
10/09/2042	4.125%	1,160,000	1,076,480
United Technologies Corp.
04/15/2040	5.700%	1,420,000	1,610,854
Total			2,687,334
Electric 2.0%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,200,000	1,111,861
AES Corp.
05/15/2023	4.875%	2,000,000	1,998,748
05/15/2026	6.000%	2,250,000	2,331,495
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	2,000,000	1,829,314
Calpine Corp.(a)
01/15/2024	5.875%	1,500,000	1,488,432
Cometa Energia SA de CV(a)
04/24/2035	6.375%	7,500,000	7,197,750
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,290,000	2,190,353
Covanta Holding Corp.
03/01/2024	5.875%	3,540,000	3,486,146
Dominion Energy, Inc.
09/15/2022	2.750%	2,630,000	2,541,911
12/01/2024	3.625%	1,820,000	1,785,749
10/01/2025	3.900%	3,000,000	2,957,340
08/01/2041	4.900%	2,050,000	2,115,725

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	55

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/15/2021	3.550%	2,860,000	2,873,642
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,525,720
11/15/2042	3.850%	2,830,000	2,730,990
Duke Energy Progress LLC
08/15/2025	3.250%	1,570,000	1,536,963
12/01/2044	4.150%	1,565,000	1,553,181
Exelon Corp.
12/01/2020	5.150%	2,020,000	2,088,179
04/15/2046	4.450%	1,960,000	1,910,049
Exelon Generation Co. LLC
06/15/2022	4.250%	900,000	920,939
06/15/2042	5.600%	760,000	765,367
FirstEnergy Corp.
03/15/2023	4.250%	6,480,000	6,589,972
Florida Power & Light Co.
02/01/2042	4.125%	3,380,000	3,412,272
Georgia Power Co.
03/15/2042	4.300%	700,000	698,016
IPALCO Enterprises, Inc.
07/15/2020	3.450%	3,270,000	3,254,461
MidAmerican Energy Co.
10/15/2044	4.400%	2,790,000	2,895,894
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	5,900,000	5,516,500
Pacific Gas & Electric Co.
12/01/2046	4.000%	1,235,000	1,062,563
Potomac Electric Power Co.
03/15/2024	3.600%	1,550,000	1,555,715
Southern Power Co.
09/15/2041	5.150%	500,000	512,027
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,164,960
Total			73,602,234
Environmental 0.2%
Republic Services, Inc.
06/01/2022	3.550%	3,200,000	3,212,470
Waste Management, Inc.
06/30/2020	4.750%	2,890,000	2,986,301
Total			6,198,771
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	7,340,000	7,381,280
CIT Group, Inc.
08/15/2022	5.000%	4,930,000	4,985,330
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Lease Finance Corp.
08/15/2022	5.875%	1,800,000	1,911,699
Total			14,278,309
Food and Beverage 1.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	4,240,000	4,203,790
02/01/2026	3.650%	4,710,000	4,611,943
02/01/2046	4.900%	6,200,000	6,377,252
Aramark Services, Inc.(a)
04/01/2025	5.000%	5,210,000	5,188,233
Constellation Brands, Inc.
12/01/2025	4.750%	3,470,000	3,592,408
General Mills, Inc.
04/17/2025	4.000%	2,560,000	2,522,452
Kraft Heinz Foods Co.
07/15/2045	5.200%	1,750,000	1,705,504
06/01/2046	4.375%	620,000	537,091
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	5,810,000	5,655,710
Post Holdings, Inc.(a)
08/15/2026	5.000%	4,400,000	4,083,424
Total			38,477,807
Gaming 0.4%
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%	3,840,000	3,865,624
International Game Technology PLC(a)
02/15/2022	6.250%	5,773,000	5,914,525
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	5,830,000	5,416,105
Total			15,196,254
Health Care 2.0%
Abbott Laboratories
09/15/2018	2.000%	1,410,000	1,408,050
11/30/2026	3.750%	3,930,000	3,861,017
Becton Dickinson and Co.
12/15/2024	3.734%	3,630,000	3,544,858
06/06/2027	3.700%	1,440,000	1,364,257
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,373,579
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	1,500,000	1,373,934
CVS Health Corp.
07/20/2022	3.500%	2,500,000	2,478,053
12/01/2022	2.750%	2,500,000	2,399,568
03/25/2028	4.300%	4,080,000	4,023,933
03/25/2038	4.780%	1,830,000	1,806,993

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/25/2048	5.050%	1,690,000	1,717,432
DaVita, Inc.
08/15/2022	5.750%	1,270,000	1,293,675
07/15/2024	5.125%	8,480,000	8,264,074
Express Scripts Holding Co.
03/01/2027	3.400%	1,140,000	1,043,565
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/2020	4.125%	1,000,000	1,009,616
HCA, Inc.
03/15/2019	3.750%	3,250,000	3,259,932
03/15/2024	5.000%	4,280,000	4,281,245
02/01/2025	5.375%	2,100,000	2,068,133
IQVIA, Inc.(a)
10/15/2026	5.000%	3,600,000	3,506,756
Medtronic, Inc.
03/15/2025	3.500%	2,860,000	2,826,452
03/15/2035	4.375%	2,030,000	2,098,711
Northwell Healthcare, Inc.
11/01/2047	4.260%	1,370,000	1,309,656
Tenet Healthcare Corp.
10/01/2021	4.375%	2,500,000	2,463,760
Tenet Healthcare Corp.(a)
05/01/2025	5.125%	4,330,000	4,122,286
Thermo Fisher Scientific, Inc.
08/15/2021	3.600%	3,590,000	3,610,854
02/15/2022	3.300%	896,000	891,322
02/01/2044	5.300%	1,470,000	1,636,954
Universal Health Services, Inc.(a)
08/01/2019	3.750%	1,000,000	1,000,250
08/01/2022	4.750%	2,000,000	2,011,260
Zimmer Biomet Holdings, Inc.
04/01/2020	2.700%	1,740,000	1,723,665
Total			73,773,840
Healthcare Insurance 0.4%
Aetna, Inc.
11/15/2022	2.750%	2,010,000	1,929,642
Anthem, Inc.
12/01/2027	3.650%	1,600,000	1,515,334
01/15/2043	4.650%	2,180,000	2,110,334
UnitedHealth Group, Inc.
12/15/2021	2.875%	2,110,000	2,087,111
03/15/2022	2.875%	3,600,000	3,550,089
07/15/2025	3.750%	2,500,000	2,499,715
07/15/2045	4.750%	1,700,000	1,822,487
Total			15,514,712
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.0%
Welltower, Inc.
03/15/2023	3.750%	1,440,000	1,428,749
Home Construction 0.6%
D.R. Horton, Inc.
08/15/2023	5.750%	1,100,000	1,184,775
Lennar Corp.
04/01/2021	4.750%	6,705,000	6,809,826
04/30/2024	4.500%	2,000,000	1,930,354
11/29/2027	4.750%	2,000,000	1,875,466
MDC Holdings, Inc.
01/15/2024	5.500%	2,330,000	2,345,749
Toll Brothers Finance Corp.
11/01/2019	6.750%	675,000	702,677
02/15/2028	4.350%	2,280,000	2,033,347
TRI Pointe Group, Inc./Homes
06/15/2019	4.375%	3,540,000	3,558,082
06/15/2024	5.875%	2,600,000	2,590,297
Total			23,030,573
Independent Energy 2.0%
Anadarko Petroleum Corp.
03/15/2026	5.550%	2,710,000	2,910,082
09/15/2036	6.450%	1,610,000	1,860,794
Antero Resources Corp.
12/01/2022	5.125%	6,017,000	6,026,880
Apache Corp.
04/15/2043	4.750%	1,910,000	1,813,119
Cimarex Energy Co.
06/01/2024	4.375%	4,000,000	4,056,632
Concho Resources, Inc.
01/15/2025	4.375%	5,140,000	5,159,023
10/01/2047	4.875%	1,260,000	1,271,886
ConocoPhillips Holding Co.
04/15/2029	6.950%	2,560,000	3,155,517
Continental Resources, Inc.
09/15/2022	5.000%	2,820,000	2,861,759
06/01/2024	3.800%	3,820,000	3,728,622
01/15/2028	4.375%	1,190,000	1,183,662
Diamondback Energy, Inc.
05/31/2025	5.375%	5,660,000	5,663,062
EnCana Corp.
02/01/2038	6.500%	2,590,000	3,058,360
EOG Resources, Inc.
02/01/2021	4.100%	1,830,000	1,867,275

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	57

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hess Corp.
04/01/2027	4.300%		1,310,000	1,263,824
01/15/2040	6.000%		2,910,000	3,010,759
Marathon Oil Corp.
06/01/2025	3.850%		3,450,000	3,397,367
07/15/2027	4.400%		2,190,000	2,205,400
Newfield Exploration Co.
01/30/2022	5.750%		6,320,000	6,583,677
Noble Energy, Inc.
12/15/2021	4.150%		2,640,000	2,682,298
Range Resources Corp.
05/15/2025	4.875%		7,970,000	7,492,748
Tullow Oil PLC(a)
03/01/2025	7.000%		1,700,000	1,609,686
WPX Energy, Inc.
09/15/2024	5.250%		3,210,000	3,173,374
Total				76,035,806
Integrated Energy 0.5%
BP Capital Markets PLC
10/01/2020	4.500%		1,440,000	1,484,114
Cenovus Energy, Inc.
04/15/2027	4.250%		2,600,000	2,505,968
Exxon Mobil Corp.
03/06/2025	2.709%		3,740,000	3,596,089
Lukoil International Finance BV(a)
11/02/2026	4.750%		4,400,000	4,359,392
Shell International Finance BV
05/11/2025	3.250%		3,310,000	3,243,052
08/21/2042	3.625%		2,890,000	2,651,006
Total				17,839,621
Leisure 0.1%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		2,320,000	2,449,913
Life Insurance 0.8%
American International Group, Inc.
02/15/2024	4.125%		9,750,000	9,800,154
07/16/2044	4.500%		1,570,000	1,464,074
CNP Assurances(a),(f)
Subordinated
12/31/2049	4.000%	EUR	5,000,000	5,964,696
MetLife, Inc.
08/13/2042	4.125%		1,020,000	961,581
11/13/2043	4.875%		1,480,000	1,554,904
Principal Financial Group, Inc.
09/15/2022	3.300%		750,000	740,045
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Financial, Inc.
06/21/2020	5.375%	1,270,000	1,323,928
12/14/2036	5.700%	510,000	584,343
12/07/2049	3.935%	4,165,000	3,752,907
Prudential Financial, Inc.(f)
Junior Subordinated
09/15/2042	5.875%	3,800,000	4,028,901
Voya Financial, Inc.
07/15/2043	5.700%	1,440,000	1,592,758
Total			31,768,291
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	5,750,000	5,458,653
Media and Entertainment 1.7%
21st Century Fox America, Inc.
08/15/2039	6.900%	1,590,000	2,026,892
09/15/2044	4.750%	1,080,000	1,099,633
AMC Networks, Inc.
08/01/2025	4.750%	5,920,000	5,697,828
CBS Corp.
01/15/2026	4.000%	1,850,000	1,796,111
07/01/2042	4.850%	700,000	671,473
Discovery Communications LLC
08/15/2019	5.625%	827,000	849,752
03/20/2028	3.950%	7,340,000	6,954,870
Interpublic Group of Companies, Inc. (The)
03/15/2022	4.000%	1,395,000	1,407,146
Lamar Media Corp.
01/15/2024	5.375%	6,390,000	6,506,413
Netflix, Inc.
02/01/2021	5.375%	3,840,000	3,957,527
03/01/2024	5.750%	2,890,000	2,963,874
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	4,876,000	4,797,857
S&P Global, Inc.
08/14/2020	3.300%	1,690,000	1,692,789
TEGNA, Inc.
07/15/2020	5.125%	4,650,000	4,693,878
Time Warner, Inc.
01/15/2021	4.700%	1,900,000	1,956,388
07/15/2026	2.950%	5,000,000	4,493,560
02/15/2027	3.800%	2,000,000	1,890,492
12/15/2043	5.350%	1,000,000	976,235
Viacom, Inc.
06/15/2022	3.125%	3,500,000	3,375,918
09/01/2023	4.250%	2,640,000	2,620,409
03/15/2043	4.375%	1,000,000	838,553

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viacom, Inc.(f)
Junior Subordinated
02/28/2057	6.250%	950,000	907,870
Total			62,175,468
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,500,000	2,635,468
05/15/2028	6.125%	2,320,000	2,334,212
Barrick North America Finance LLC
05/01/2043	5.750%	710,000	788,464
Constellium NV(a)
03/01/2025	6.625%	1,950,000	1,964,752
Freeport-McMoRan, Inc.
03/15/2023	3.875%	3,760,000	3,551,734
Glencore Finance Canada Ltd.(a)
11/15/2021	4.950%	1,830,000	1,897,080
Novolipetsk Steel via Steel Funding DAC(a)
09/21/2024	4.000%	3,900,000	3,637,573
Southern Copper Corp.
11/08/2042	5.250%	1,030,000	1,018,991
Steel Dynamics, Inc.
10/01/2024	5.500%	5,000,000	5,094,260
12/15/2026	5.000%	3,500,000	3,502,425
Total			26,424,959
Midstream 2.6%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	5,000,000	4,873,780
05/20/2027	5.750%	1,500,000	1,421,758
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2019	5.500%	2,000,000	2,051,260
12/01/2027	4.250%	1,350,000	1,296,568
Enbridge Energy Partners LP
03/15/2020	5.200%	2,020,000	2,076,376
Enbridge, Inc.
10/01/2023	4.000%	1,450,000	1,454,920
06/10/2044	4.500%	1,300,000	1,211,241
Energy Transfer Equity LP
10/15/2020	7.500%	1,662,000	1,772,018
Energy Transfer Partners LP
10/01/2020	4.150%	2,140,000	2,166,196
02/01/2023	3.600%	2,770,000	2,705,703
03/15/2035	4.900%	1,500,000	1,347,951
02/01/2042	6.500%	1,771,000	1,842,520
06/15/2048	6.000%	1,310,000	1,308,812
Enterprise Products Operating LLC
09/01/2020	5.200%	5,020,000	5,225,780
03/15/2044	4.850%	4,160,000	4,142,894
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
04/01/2020	6.500%	1,870,000	1,965,680
09/15/2020	5.300%	1,600,000	1,662,978
09/01/2039	6.500%	2,000,000	2,185,236
Kinder Morgan, Inc.
06/01/2045	5.550%	3,250,000	3,275,067
Magellan Midstream Partners LP
07/15/2019	6.550%	2,740,000	2,837,054
MPLX LP
06/01/2025	4.875%	4,700,000	4,845,573
04/15/2038	4.500%	1,320,000	1,221,477
03/01/2047	5.200%	1,130,000	1,112,856
ONEOK, Inc.
07/13/2027	4.000%	2,500,000	2,426,930
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	3,360,000	3,304,523
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	6,800,000	7,231,922
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	958,000	920,492
Sunoco Logistics Partners Operations LP
01/15/2023	3.450%	4,665,000	4,537,734
10/01/2027	4.000%	1,500,000	1,400,183
Sunoco LP/Finance Corp.(a)
02/15/2026	5.500%	6,260,000	5,929,553
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,140,000	2,054,060
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	5,550,000	5,167,511
TransCanada PipeLines Ltd.
08/01/2022	2.500%	1,800,000	1,730,110
Williams Companies, Inc. (The)
01/15/2023	3.700%	4,075,000	3,942,342
Williams Partners LP
11/15/2020	4.125%	3,530,000	3,576,165
09/15/2045	5.100%	2,660,000	2,627,053
Total			98,852,276
Natural Gas 0.2%
NiSource Finance Corp.
02/01/2045	5.650%	1,870,000	2,133,053
Sempra Energy
10/01/2022	2.875%	1,830,000	1,775,018
06/15/2027	3.250%	2,160,000	2,012,584
02/01/2048	4.000%	1,150,000	1,034,927
Total			6,955,582

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	59

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.2%
Boston Properties LP
02/01/2026	3.650%	3,020,000	2,916,949
Hudson Pacific Properties LP
11/01/2027	3.950%	2,300,000	2,151,169
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	2,876,735
10/01/2025	4.375%	690,000	690,768
Total			8,635,621
Oil Field Services 0.1%
Halliburton Co.
11/15/2025	3.800%	2,930,000	2,907,779
11/15/2035	4.850%	2,000,000	2,071,902
Total			4,979,681
Other Industry 0.2%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	6,140,000	6,003,655
Other REIT 0.2%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	6,070,000	6,068,664
Hospitality Properties Trust
03/15/2024	4.650%	2,130,000	2,132,407
Total			8,201,071
Packaging 0.9%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	7,090,000	6,892,841
Ball Corp.
11/15/2023	4.000%	5,810,000	5,660,410
Berry Global, Inc.
07/15/2023	5.125%	6,454,000	6,397,857
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	6,040,000	5,918,240
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	3,000,000	2,853,213
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	3,876,431	3,890,510
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	3,330,000	3,288,841
Total			34,901,912
Paper 0.1%
International Paper Co.
08/15/2047	4.400%	2,580,000	2,356,497
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.8%
AbbVie, Inc.
11/06/2022	2.900%	2,420,000	2,346,790
05/14/2025	3.600%	4,230,000	4,094,488
11/06/2042	4.400%	2,420,000	2,297,991
05/14/2045	4.700%	1,500,000	1,487,108
Allergan Finance LLC
10/01/2022	3.250%	3,980,000	3,867,959
Allergan Funding SCS
06/15/2024	3.850%	3,010,000	2,954,002
03/15/2035	4.550%	2,580,000	2,449,426
Amgen, Inc.
06/15/2051	4.663%	3,496,000	3,454,530
Biogen, Inc.
09/15/2022	3.625%	5,820,000	5,818,906
Celgene Corp.
08/15/2022	3.250%	2,520,000	2,470,658
08/15/2025	3.875%	6,240,000	6,066,821
11/15/2027	3.450%	790,000	727,311
08/15/2045	5.000%	1,450,000	1,411,929
Gilead Sciences, Inc.
12/01/2021	4.400%	2,440,000	2,521,935
03/01/2026	3.650%	9,580,000	9,458,133
Mylan NV
06/15/2026	3.950%	1,390,000	1,328,356
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	5,000,000	4,790,580
Teva Pharmaceutical Finance III BV
10/01/2026	3.150%	4,040,000	3,249,053
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	3,200,000	3,354,733
Zoetis, Inc.
09/12/2027	3.000%	2,840,000	2,630,422
Total			66,781,131
Property & Casualty 0.6%
Allstate Corp. (The)(f)
08/15/2053	5.750%	1,460,000	1,502,028
Berkshire Hathaway Finance Corp.
05/15/2022	3.000%	1,440,000	1,434,272
Berkshire Hathaway, Inc.
03/15/2023	2.750%	2,080,000	2,034,764
02/11/2043	4.500%	3,510,000	3,648,912
Chubb INA Holdings, Inc.
03/15/2025	3.150%	3,840,000	3,726,109
05/03/2026	3.350%	1,480,000	1,436,223
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	550,000	648,952

The accompanying Notes to Financial Statements are an integral part of this statement.
60	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,060,000	2,149,608
Markel Corp.
07/01/2022	4.900%	3,050,000	3,183,800
Travelers Companies, Inc. (The)
03/07/2048	4.050%	960,000	929,264
WR Berkley Corp.
03/15/2022	4.625%	1,860,000	1,925,903
08/01/2044	4.750%	780,000	789,811
Total			23,409,646
Railroads 0.3%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	2,557,054
03/15/2043	4.450%	1,000,000	1,021,069
04/01/2045	4.150%	1,595,000	1,555,347
CSX Corp.
06/01/2027	3.250%	2,850,000	2,680,203
Union Pacific Corp.
09/15/2041	4.750%	2,150,000	2,261,419
11/15/2045	4.050%	1,000,000	948,698
Total			11,023,790
Refining 0.2%
Andeavor
10/01/2022	5.375%	1,800,000	1,840,741
Phillips 66
04/01/2022	4.300%	2,880,000	2,971,342
03/15/2028	3.900%	1,700,000	1,666,684
Total			6,478,767
Restaurants 0.3%
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	6,750,000	6,747,881
McDonald’s Corp.
05/26/2025	3.375%	2,880,000	2,819,946
Total			9,567,827
Retail REIT 0.1%
VEREIT Operating Partnership LP
06/01/2021	4.125%	5,100,000	5,170,655
Retailers 0.6%
Hanesbrands, Inc.(a)
05/15/2024	4.625%	3,640,000	3,557,241
Home Depot, Inc. (The)
02/15/2024	3.750%	1,360,000	1,388,382
04/01/2041	5.950%	3,590,000	4,442,840
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macy’s Retail Holdings, Inc.
02/15/2023	2.875%	2,040,000	1,920,638
SACI Falabella(a)
04/30/2023	3.750%	5,000,000	4,878,725
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	3,100,000	2,858,110
Walmart, Inc.
06/29/2048	4.050%	2,210,000	2,224,763
Total			21,270,699
Supermarkets 0.1%
Kroger Co. (The)
01/15/2021	3.300%	5,130,000	5,123,182
Technology 2.8%
Apple, Inc.
01/13/2025	2.750%	3,670,000	3,505,665
08/04/2026	2.450%	2,500,000	2,295,933
05/11/2027	3.200%	1,710,000	1,649,798
09/12/2027	2.900%	3,820,000	3,594,532
Broadcom Corp./Cayman Finance Ltd.
01/15/2025	3.125%	2,540,000	2,355,342
01/15/2028	3.500%	1,150,000	1,047,007
Cisco Systems, Inc.
02/15/2039	5.900%	1,200,000	1,484,766
CommScope Technologies LLC(a)
03/15/2027	5.000%	6,810,000	6,411,254
Dell International LLC/EMC Corp.(a)
06/15/2024	7.125%	3,790,000	4,018,332
06/15/2026	6.020%	6,870,000	7,219,140
Fidelity National Information Services, Inc.
08/15/2026	3.000%	2,710,000	2,494,888
First Data Corp.(a)
01/15/2024	5.000%	8,130,000	8,058,236
Hewlett Packard Enterprise Co.(f)
10/15/2020	3.600%	5,400,000	5,426,341
Microsoft Corp.
02/12/2025	2.700%	6,020,000	5,794,744
11/03/2025	3.125%	1,480,000	1,452,536
08/08/2036	3.450%	2,200,000	2,111,738
02/06/2047	4.250%	5,250,000	5,559,787
NXP BV/Funding LLC(a)
06/15/2020	4.125%	5,000,000	5,046,910
09/01/2022	3.875%	2,300,000	2,264,631
Oracle Corp.
10/15/2022	2.500%	1,630,000	1,577,949
07/15/2023	3.625%	2,690,000	2,717,150
07/08/2034	4.300%	2,050,000	2,088,891
07/15/2046	4.000%	2,180,000	2,058,698

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	61

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sanmina Corp.(a)
06/01/2019	4.375%	2,000,000	2,014,844
Seagate HDD Cayman
11/15/2018	3.750%	750,000	751,360
06/01/2023	4.750%	4,380,000	4,333,454
01/01/2025	4.750%	1,150,000	1,103,196
Sensata Technologies BV(a)
10/01/2025	5.000%	3,030,000	3,052,437
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	3,180,000	3,307,578
Symantec Corp.
09/15/2020	4.200%	3,800,000	3,799,065
Tencent Holdings Ltd.(a)
05/02/2019	3.375%	5,000,000	5,014,745
Total			103,610,947
Transportation Services 0.1%
FedEx Corp.
01/15/2047	4.400%	2,110,000	1,998,349
United Parcel Service, Inc.
11/15/2024	2.800%	3,480,000	3,339,812
Total			5,338,161
Wireless 0.8%
America Movil SAB de CV
07/16/2022	3.125%	3,490,000	3,430,321
American Tower Corp.
09/01/2020	5.050%	1,950,000	2,018,086
10/15/2026	3.375%	3,650,000	3,388,247
Crown Castle International Corp.
01/15/2023	5.250%	6,310,000	6,614,066
IHS Netherlands Holdco BV(a)
10/27/2021	9.500%	3,300,000	3,193,440
Sprint Communications, Inc.(a)
11/15/2018	9.000%	1,569,000	1,600,269
Sprint Communications, Inc.
11/15/2022	6.000%	2,930,000	2,904,474
T-Mobile U.S.A., Inc.
02/01/2028	4.750%	5,730,000	5,303,654
Total			28,452,557
Wirelines 1.3%
AT&T, Inc.
03/01/2021	5.000%	2,600,000	2,697,297
08/15/2021	3.875%	3,080,000	3,112,060
05/15/2025	3.400%	8,470,000	7,952,932
03/01/2037	5.250%	1,800,000	1,774,321
05/15/2046	4.750%	2,020,000	1,802,117
03/01/2047	5.450%	1,000,000	979,985
Corporate Bonds & Notes(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AT&T, Inc.(a)
11/15/2046	5.150%		2,465,000	2,326,317
CenturyLink, Inc.
09/15/2019	6.150%		1,505,000	1,541,216
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%		3,510,000	3,318,568
Orange SA
09/14/2021	4.125%		2,252,000	2,305,192
02/06/2044	5.500%		720,000	798,750
Telefonica Emisiones SAU
02/16/2021	5.462%		2,410,000	2,527,287
03/08/2047	5.213%		1,220,000	1,175,023
Verizon Communications, Inc.
11/01/2024	3.500%		2,280,000	2,187,056
11/01/2041	4.750%		7,410,000	7,077,269
08/21/2054	5.012%		2,000,000	1,880,030
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		3,800,000	3,732,934
Total				47,188,354
Total Corporate Bonds & Notes (Cost $1,455,239,771)				1,427,743,815

Foreign Government Obligations(e),(h) 11.3%

Argentina 0.3%
Argentine Republic Government International Bond
04/22/2026	7.500%		5,250,000	4,857,311
01/26/2027	6.875%		3,000,000	2,669,634
07/06/2028	6.625%		5,000,000	4,246,670
Total				11,773,615
Brazil 0.2%
Brazilian Government International Bond
01/07/2041	5.625%		2,000,000	1,747,150
Petrobras Global Finance BV(a)
01/27/2025	5.299%		5,550,000	5,140,643
Total				6,887,793
Canada 0.1%
CNOOC Nexen Finance ULC
04/30/2024	4.250%		2,170,000	2,197,294
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		3,430,000	3,269,336
Total				5,466,630
Chile 0.7%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	13,715,000,000	21,233,119

The accompanying Notes to Financial Statements are an integral part of this statement.
62	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Foreign Government Obligations(e),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile Government International Bond
09/14/2021	3.250%		2,300,000	2,298,977
10/30/2042	3.625%		800,000	747,046
Total				24,279,142
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		3,600,000	3,670,261
09/18/2037	7.375%		5,350,000	6,692,219
01/18/2041	6.125%		1,420,000	1,588,697
Total				11,951,177
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/29/2026	6.875%		1,450,000	1,535,696
01/25/2027	5.950%		2,400,000	2,400,094
01/25/2027	5.950%		1,100,000	1,100,043
Total				5,035,833
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2027	7.500%		1,000,000	982,724
Hungary 1.4%
Hungary Government Bond
10/27/2027	3.000%	HUF	14,149,990,000	47,778,828
Hungary Government International Bond
03/29/2041	7.625%		1,900,000	2,595,708
Total				50,374,536
Indonesia 0.1%
Indonesia Government International Bond(a)
01/08/2026	4.750%		4,200,000	4,257,553
01/08/2046	5.950%		700,000	768,125
Total				5,025,678
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(a)
03/01/2048	3.450%	EUR	24,000,000	28,192,785
Republic of Italy
09/27/2023	6.875%		2,900,000	3,217,962
Total				31,410,747
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%		2,500,000	2,289,810
Kazakhstan 0.1%
KazTransGas JSC(a)
09/26/2027	4.375%		3,000,000	2,796,498
Foreign Government Obligations(e),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 2.7%
Mexican Bonos
11/20/2036	10.000%	MXN	1,205,800,000	74,709,420
Mexico Government International Bond
01/21/2026	4.125%		4,000,000	3,967,548
03/28/2027	4.150%		2,500,000	2,458,832
03/08/2044	4.750%		4,774,000	4,486,567
Pemex Project Funding Master Trust
03/05/2020	6.000%		1,041,000	1,074,514
Petroleos Mexicanos
01/24/2022	4.875%		4,620,000	4,659,593
08/04/2026	6.875%		5,000,000	5,246,865
06/15/2035	6.625%		470,000	458,708
06/02/2041	6.500%		850,000	796,229
06/27/2044	5.500%		2,460,000	2,068,506
Petroleos Mexicanos(a)
02/12/2048	6.350%		1,000,000	901,031
Total				100,827,813
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%		3,500,000	3,228,253
Norway 0.1%
Statoil ASA
01/17/2023	2.450%		2,750,000	2,648,954
05/15/2043	3.950%		1,130,000	1,077,142
Total				3,726,096
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%		3,000,000	3,667,107
Paraguay 0.1%
Paraguay Government International Bond(a)
04/15/2026	5.000%		2,300,000	2,326,303
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%		4,300,000	4,409,039
03/14/2037	6.550%		780,000	974,761
Total				5,383,800
Philippines 0.2%
Philippine Government International Bond
10/23/2034	6.375%		4,700,000	5,735,979
Poland 0.1%
Poland Government International Bond
01/22/2024	4.000%		5,300,000	5,385,388

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	63

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Foreign Government Obligations(e),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
08/16/2037	7.288%		1,600,000	1,805,712
Russian Foreign Bond - Eurobond(a)
06/24/2028	12.750%		2,000,000	3,261,842
Total				5,067,554
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
10/26/2021	2.375%		4,300,000	4,129,372
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%		4,500,000	4,913,532
Slovenia 0.0%
Slovenia Government International Bond(a)
02/18/2024	5.250%		660,000	718,213
South Africa 2.6%
Republic of South Africa Government Bond
02/28/2023	7.750%	ZAR	566,000,000	40,525,806
12/21/2026	10.500%	ZAR	353,300,000	28,266,704
01/31/2030	8.000%	ZAR	376,000,000	25,041,751
South Africa Government International Bond
01/17/2024	4.665%		1,530,000	1,506,004
Total				95,340,265
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%		3,000,000	2,640,621
Turkey 0.5%
QNB Finansbank AS(a)
04/30/2019	6.250%		6,900,000	6,912,282
Turkey Government International Bond
03/23/2023	3.250%		30,000	26,629
04/14/2026	4.250%		8,600,000	7,349,758
03/25/2027	6.000%		3,000,000	2,816,643
05/11/2047	5.750%		2,000,000	1,612,432
Total				18,717,744
Uruguay 0.0%
Uruguay Government International Bond
06/18/2050	5.100%		1,400,000	1,377,968
Foreign Government Obligations(e),(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/2020	2.500%	2,000,000	1,970,194
Total Foreign Government Obligations (Cost $456,658,205)			423,430,385

Inflation-Indexed Bonds 4.7%

United States 4.7%
U.S. Treasury Inflation-Indexed Bond
07/15/2026	0.125%	182,578,970	174,981,435
Total Inflation-Indexed Bonds (Cost $179,459,294)			174,981,435

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	2,050,000	2,984,841
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	624,913
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%	1,000,000	1,078,770
University of Texas System (The)
Revenue Bonds
Build America Bonds
Series 2010D
08/15/2042	5.134%	2,310,000	2,708,660
Total			7,397,184
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,085,300
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	1,350,000	1,341,724

The accompanying Notes to Financial Statements are an integral part of this statement.
64	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2010F-1
12/01/2037	6.271%	950,000	1,237,565
Total			3,664,589
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,111,824
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,316,385
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,028,715
Total			2,345,100
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,345,220
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,990,000	2,113,519
Total			4,458,739
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,606,502
Special Non Property Tax 0.0%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,967,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,340,608
State General Obligation 0.4%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	2,050,000	2,904,440
Series 2010
11/01/2040	7.600%	1,245,000	1,872,443
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,445,866
Taxable Build America Bonds
Series 2009
04/01/2039	7.550%	1,000,000	1,474,640
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	3,220,000	3,047,279
State of Washington
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2040	5.140%	3,545,000	4,220,216
Total			15,964,884
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,196,447
11/15/2040	6.814%	1,100,000	1,476,321
Total			3,672,768
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,743,258

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	65

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,854,271
Series 2010A
01/01/2041	7.102%	2,020,000	2,843,029
Total			6,440,558
Water & Sewer 0.2%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2050	6.950%	270,000	390,471
New York City Water & Sewer System
Revenue Bonds
Build America Bonds
Series 2010
06/15/2042	5.724%	2,000,000	2,540,420
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,274,701
San Diego County Water Authority Financing Corp.
Revenue Bonds
Build America Bonds
Series 2010
05/01/2049	6.138%	1,900,000	2,507,924
Total			6,713,516
Total Municipal Bonds (Cost $51,384,978)			58,684,260

Residential Mortgage-Backed Securities - Agency 21.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	992,355	1,043,210
03/01/2034- 08/01/2038	5.500%	2,391,466	2,594,110
02/01/2038	6.000%	764,796	843,759
02/01/2043	3.000%	14,316,068	13,978,916
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% 07/01/2036	3.431%	2,395,669	2,534,436
12-month USD LIBOR + 1.870% 07/01/2036	3.998%	2,113,621	2,228,153
1-year CMT + 2.135% 10/01/2036	3.332%	1,816,142	1,910,738
1-year CMT + 2.253% 04/01/2037	3.750%	1,589,502	1,675,775
12-month USD LIBOR + 1.743% 02/01/2038	3.793%	989,014	1,033,878
12-month USD LIBOR + 1.783% 06/01/2038	3.780%	611,075	639,061
12-month USD LIBOR + 1.880% 07/01/2040	3.630%	434,085	457,556
12-month USD LIBOR + 1.778% 09/01/2040	4.084%	680,833	699,177
12-month USD LIBOR + 1.778% 02/01/2041	3.789%	562,982	580,416
12-month USD LIBOR + 1.880% 05/01/2041	4.234%	139,406	146,535
12-month USD LIBOR + 1.890% 07/01/2041	3.678%	1,013,704	1,032,459
12-month USD LIBOR + 1.829% 07/01/2041	4.055%	1,083,052	1,120,628
12-month USD LIBOR + 1.650% 12/01/2042	2.068%	3,394,125	3,389,915
12-month USD LIBOR + 1.653% 02/01/2043	2.314%	3,815,735	3,758,606
12-month USD LIBOR + 1.640% 02/01/2043	3.474%	549,139	565,255
12-month USD LIBOR + 1.650% 06/01/2043	2.767%	516,158	531,214
Federal National Mortgage Association
08/01/2018- 05/01/2039	6.500%	740,552	835,360
07/01/2031- 01/01/2042	5.000%	21,452,417	22,919,550
04/01/2033- 01/01/2039	5.500%	9,863,317	10,711,983
07/01/2033- 11/01/2040	4.500%	13,114,137	13,806,284
12/01/2033- 09/01/2037	6.000%	4,473,318	4,918,881

The accompanying Notes to Financial Statements are an integral part of this statement.
66	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2040- 04/01/2046	4.000%	70,665,228	72,233,913
12/01/2040- 05/01/2046	3.500%	137,002,446	137,011,238
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% 06/01/2035	4.036%	2,644,753	2,736,553
6-month USD LIBOR + 1.565% 06/01/2035	4.045%	1,254,088	1,299,172
6-month USD LIBOR + 1.565% 06/01/2035	4.048%	1,185,041	1,227,582
6-month USD LIBOR + 1.565% 06/01/2035	4.055%	1,453,428	1,500,923
1-year CMT + 2.172% 03/01/2038	3.479%	1,990,946	2,099,191
12-month USD LIBOR + 1.787% 03/01/2040	3.533%	697,623	732,305
12-month USD LIBOR + 1.790% 08/01/2040	3.607%	683,327	702,226
12-month USD LIBOR + 1.764% 10/01/2040	3.967%	1,297,902	1,338,410
12-month USD LIBOR + 1.750% 08/01/2041	3.092%	1,073,669	1,126,472
12-month USD LIBOR + 1.818% 09/01/2041	3.325%	653,399	663,005
12-month USD LIBOR + 1.610% 03/01/2047	3.184%	6,788,835	6,772,910
12-month USD LIBOR + 1.610% 04/01/2047	3.177%	6,653,401	6,650,109
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% 11/25/2035	2.391%	1,298,080	1,297,479
CMO Series 2006-43 Class FM
1-month USD LIBOR + 0.300% 06/25/2036	2.391%	505,769	504,953
CMO Series 2007-36 Class FB
1-month USD LIBOR + 0.400% 04/25/2037	2.491%	2,162,872	2,168,983
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
07/12/2048	3.000%	112,000,000	108,495,621
07/12/2048	3.500%	75,165,000	74,811,424
07/12/2048	4.000%	22,000,000	22,429,040
07/12/2048	4.500%	58,850,000	61,278,069
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	5.341%	5,972,000	6,734,713
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	9,165,291	9,828,550
02/15/2040- 06/15/2041	4.500%	21,131,324	22,331,449
07/15/2040- 09/20/2045	4.000%	21,159,844	21,857,855
04/20/2042- 04/20/2046	3.500%	50,073,897	50,542,368
07/20/2046	2.500%	17,370,833	16,489,875
Government National Mortgage Association(g)
07/20/2047	2.500%	15,000,000	14,230,527
07/19/2048	4.000%	45,000,000	46,121,485
Total Residential Mortgage-Backed Securities - Agency (Cost $800,393,519)			789,172,255

Residential Mortgage-Backed Securities - Non-Agency 8.8%

Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2005-6 Class 1A1
08/25/2035	3.925%	3,033,681	2,798,090
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% 02/25/2036	3.870%	3,435,214	3,456,164
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,704,754	1,751,936
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2004-UST1 Class A4
08/25/2034	4.018%	707,101	689,692
CMO Series 2005-4 Class A
08/25/2035	3.593%	2,904,080	2,960,751
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% 09/25/2035	4.094%	2,030,069	2,055,154
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	590,589	601,295
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	153,996	156,141

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	67

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2005-3 Class 1A1
07/25/2035	5.382%	5,970,856	5,975,850
Credit Suisse First Boston Mortgage-Backed Trust(c)
CMO Series 2004-AR6 Class 2A1
10/25/2034	4.058%	1,714,798	1,721,537
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2017-HL1 Class A3
06/25/2047	3.500%	13,999,513	13,888,258
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% 05/25/2024	4.691%	5,525,000	5,862,082
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% 05/25/2024	4.691%	8,094,403	8,540,834
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	7.991%	6,000,000	7,006,690
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	6.341%	5,745,000	6,494,750
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	5.091%	4,630,000	4,925,825
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	4.291%	4,500,000	4,578,970
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% 02/25/2030	4.891%	8,200,000	8,536,304
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% 05/25/2030	4.491%	9,550,000	9,746,273
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	3.891%	3,500,000	3,441,949
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR3 Class 4A1
08/25/2035	3.987%	614,114	614,903
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR4 Class 1A2
01/25/2037	3.664%	3,377,279	3,047,726
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	8,534,254	8,443,332
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA4 Class M2
1-month USD LIBOR + 1.300% 03/25/2029	3.391%	3,650,000	3,689,123
CMO Series 2016-HQA3 Class M2
1-month USD LIBOR + 1.350% 03/25/2029	3.441%	7,500,000	7,611,351
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
09/25/2035	3.678%	2,062,907	2,101,734
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	1,606,984	1,679,624
JPMorgan Mortgage Trust(c)
CMO Series 2005-A4 Class 1A1
07/25/2035	4.162%	1,189,082	1,194,815
CMO Series 2005-A4 Class 2A1
07/25/2035	4.118%	672,138	672,212
CMO Series 2005-S2 Class 3A1
02/25/2032	7.164%	254,373	260,612
CMO Series 2006-A3 Class 7A1
04/25/2035	3.819%	1,100,903	1,126,892
CMO Series 2006-A4 Class 3A1
06/25/2036	3.867%	2,823,718	2,522,430
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	4,568,576	4,896,892
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	3.915%	1,218,022	1,250,474
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	3.537%	1,984,574	2,062,199
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2017-2 Class A1
07/25/2059	2.750%	7,575,807	7,459,418
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	5,720,274	5,800,253

The accompanying Notes to Financial Statements are an integral part of this statement.
68	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% 06/25/2057	3.591%	9,319,627	9,504,382
PHH Mortgage Capital Trust(c)
CMO Series 2007-6 Class A1
12/18/2037	5.897%	58,865	60,503
RALI Trust
CMO Series 2006-QS17 Class A5
12/25/2036	6.000%	6,089,342	5,582,921
Sequoia Mortgage Trust(c)
CMO Series 2012-1 Class 1A1
01/25/2042	2.865%	136,689	133,351
Sequoia Mortgage Trust(a)
CMO Series 2013-12 Class A1
12/25/2043	4.000%	1,467,559	1,479,048
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	10,439,985	10,545,323
Sequoia Mortgage Trust(a),(c)
CMO Series 2018-2 Class A4
02/25/2048	3.500%	7,743,517	7,704,436
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	7,938,110	8,031,194
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	3.829%	2,577,516	2,590,742
Thornburg Mortgage Securities Trust(c)
CMO Series 2006-4 Class A2B
07/25/2036	3.693%	7,504,738	7,288,363
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	16,257,000	15,749,065
CMO Series 2018-1 Class A1
01/25/2058	3.000%	3,333,978	3,282,712
Towd Point Mortgage Trust(a)
CMO Series 2017-4 Class A1
06/25/2057	2.750%	7,512,872	7,360,792
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	300,628	304,693
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR7 Class A3
08/25/2035	3.520%	3,562,231	3,587,296
Wells Fargo Mortgage-Backed Securities(c)
CMO Series 2005-AR4 Class 2A1
04/25/2035	3.970%	2,150,590	2,170,749
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	676,750	689,022
CMO Series 2005-17 Class 1A1
01/25/2036	5.500%	95,520	94,179
CMO Series 2005-17 Class 2A1
01/25/2036	5.500%	4,211,668	4,228,194
CMO Series 2005-18 Class 1A1
01/25/2036	5.500%	3,617,530	3,592,684
CMO Series 2005-9 Class 1A11
10/25/2035	5.500%	680,083	681,135
CMO Series 2006-10 Class A4
08/25/2036	6.000%	537,485	537,693
CMO Series 2006-13 Class A5
10/25/2036	6.000%	2,777,827	2,756,840
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	1,223,611	1,219,826
CMO Series 2006-8 Class A10
07/25/2036	6.000%	1,764,448	1,776,066
CMO Series 2006-8 Class A15
07/25/2036	6.000%	2,578,941	2,595,921
CMO Series 2006-8 Class A9
07/25/2036	6.000%	2,226,797	2,241,459
CMO Series 2007-11 Class A3
08/25/2037	6.000%	573,961	570,301
CMO Series 2007-11 Class A36
08/25/2037	6.000%	4,176,074	4,149,438
CMO Series 2007-13 Class A1
09/25/2037	6.000%	2,395,249	2,398,792
CMO Series 2007-14 Class 2A2
10/25/2022	5.500%	323,773	329,948
CMO Series 2007-15 Class A1
11/25/2037	6.000%	945,129	937,954
CMO Series 2007-16 Class 1A1
12/28/2037	6.000%	270,902	274,466
CMO Series 2007-4 Class A15
04/25/2037	6.000%	958,449	965,539
CMO Series 2007-7 Class A1
06/25/2037	6.000%	1,400,880	1,395,372
CMO Series 2008-1 Class 4A1
02/25/2038	5.750%	910,071	953,659
Series 2006-6 Class 1A16
05/25/2036	5.750%	5,070,813	5,001,087
Series 2007-10 Class 2A9
07/25/2037	6.000%	4,717,384	4,598,511

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	69

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-12 Class A7
09/25/2037	5.500%	1,015,796	1,020,638
Series 2007-8 Class 2A2
07/25/2037	6.000%	2,424,279	2,413,865
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-A Class A1
02/25/2034	3.790%	369,508	381,591
CMO Series 2004-Z Class 2A2
12/25/2034	3.738%	1,814,949	1,848,647
CMO Series 2005-AR10 Class 2A17
06/25/2035	3.911%	3,779,760	3,884,217
CMO Series 2005-AR12 Class 2A6
06/25/2035	3.895%	2,203,463	2,251,514
CMO Series 2005-AR16 Class 3A2
03/25/2035	3.892%	2,175,410	2,204,707
CMO Series 2005-AR16 Class 6A3
10/25/2035	4.097%	3,492,618	3,522,051
CMO Series 2006-AR1 Class 1A1
03/25/2036	3.972%	4,091,519	3,917,367
CMO Series 2006-AR10 Class 1A1
07/25/2036	4.121%	1,125,074	1,099,426
CMO Series 2006-AR10 Class 2A1
07/25/2036	4.170%	1,163,365	1,157,644
CMO Series 2006-AR10 Class 4A1
07/25/2036	3.913%	3,710,154	3,746,344
CMO Series 2006-AR10 Class 5A6
07/25/2036	4.278%	1,584,129	1,605,236
CMO Series 2006-AR12 Class 1A1
09/25/2036	3.864%	1,597,361	1,581,787
CMO Series 2006-AR14 Class 1A7
10/25/2036	3.616%	3,345,128	3,194,313
CMO Series 2006-AR14 Class 2A1
10/25/2036	3.633%	2,234,182	2,209,192
CMO Series 2006-AR16 Class A1
10/25/2036	3.749%	3,594,467	3,528,733
CMO Series 2006-AR19 Class A1
12/25/2036	3.706%	4,276,061	3,985,008
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR2 Class 2A3
03/25/2036	3.822%	1,123,650	1,135,726
CMO Series 2006-AR5 Class 2A1
04/25/2036	4.181%	5,186,965	4,923,656
CMO Series 2006-AR7 Class 2A1
05/25/2036	4.323%	1,759,203	1,796,593
CMO Series 2007-AR10 Class 1A1
01/25/2038	3.727%	437,596	417,387
CMO Series 2007-AR7 Class A1
12/28/2037	3.722%	780,948	759,151
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $328,195,133)			329,570,984

U.S. Treasury Obligations 4.7%

U.S. Treasury(i)
11/15/2018	1.250%	15,000,000	14,957,054
U.S. Treasury
05/15/2042	3.000%	20,000,000	20,110,987
05/15/2043	2.875%	13,000,000	12,765,419
08/15/2044	3.125%	36,000,000	36,946,613
11/15/2044	3.000%	36,000,000	36,128,708
02/15/2045	2.500%	21,500,000	19,596,086
05/15/2045	3.000%	27,100,000	27,196,312
11/15/2045	3.000%	8,000,000	8,027,788
Total U.S. Treasury Obligations (Cost $179,834,963)			175,728,967

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(j),(k)	47,374,359	47,374,359
Total Money Market Funds (Cost $47,373,976)		47,374,359
Total Investments in Securities (Cost: $4,092,339,489)		4,010,626,242
Other Assets & Liabilities, Net		(282,536,392)
Net Assets		3,728,089,850

At June 30, 2018, securities and/or cash totaling $2,883,722 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
12,111,126,539 KRW	11,326,220 USD	Goldman Sachs	09/19/2018	423,941	—
64,200,781 NOK	7,883,007 USD	Goldman Sachs	09/19/2018	—	(24,912)
61,731,920 PEN	18,723,664 USD	Goldman Sachs	09/19/2018	—	(21,436)
50,519,029 TRY	10,273,107 USD	Goldman Sachs	09/19/2018	—	(357,714)
10,990,133 USD	12,111,126,539 KRW	Goldman Sachs	09/19/2018	—	(87,854)
13,587,108 USD	109,783,835 NOK	Goldman Sachs	09/19/2018	—	(64,506)
18,793,205 USD	61,731,920 PEN	Goldman Sachs	09/19/2018	—	(48,105)
10,505,538 USD	50,519,029 TRY	Goldman Sachs	09/19/2018	125,283	—
38,481,514,500 CLP	60,605,582 USD	Goldman Sachs	09/20/2018	1,713,396	—
38,563,551 USD	24,818,127,065 CLP	Goldman Sachs	09/20/2018	—	(581,840)
13,219,973 EUR	15,574,760 USD	JP Morgan	09/19/2018	43,407	—
16,045,590 EUR	18,740,725 USD	JP Morgan	09/19/2018	—	(110,277)
186,661,953 JPY	1,705,912 USD	JP Morgan	09/19/2018	10,538	—
24,144,720 MXN	1,213,565 USD	JP Morgan	09/19/2018	12,937	—
1,918,166,400 MXN	92,524,246 USD	JP Morgan	09/19/2018	—	(2,859,064)
20,602,457 USD	2,242,565,103 JPY	JP Morgan	09/19/2018	—	(234,151)
22,186,895 USD	459,678,856 MXN	JP Morgan	09/19/2018	671,232	—
20,540,341 CHF	20,962,312 USD	UBS	09/19/2018	77,335	—
17,879,797,217 HUF	66,030,181 USD	UBS	09/19/2018	2,327,271	—
7,490,609 USD	9,949,701 CAD	UBS	09/19/2018	87,968	—
13,772,641 USD	3,809,512,560 HUF	UBS	09/19/2018	—	(199,946)
2,202,118 USD	30,640,271 ZAR	UBS	09/19/2018	8,556	—
1,343,406,856 ZAR	104,251,293 USD	UBS	09/19/2018	7,325,412	—
Total				12,827,276	(4,589,805)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	261	09/2018	USD	38,504,542	795,488	—
U.S. Treasury 2-Year Note	402	09/2018	USD	85,260,932	53,893	—
U.S. Ultra Bond	128	09/2018	USD	20,546,950	440,260	—
Total					1,289,641	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,434)	09/2018	USD	(173,007,181)	—	(1,460,350)
U.S. Treasury Ultra 10-Year Note	(441)	09/2018	USD	(57,198,150)	—	(630,010)
Total					—	(2,090,360)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Goldman Sachs	06/20/2023	5.000	Quarterly	3.605	USD	22,180,000	(86,591)	—	—	—	(86,591)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	71

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $856,480,285, which represents 22.97% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by the government.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	109,784,057	448,670,054	(511,079,752)	47,374,359	10,311	(5,968)	491,907	47,374,359
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian New Sol
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	237,503,359	14,625,843	—	252,129,202
Commercial Mortgage-Backed Securities - Non-Agency	—	331,810,580	—	—	331,810,580
Corporate Bonds & Notes	—	1,427,743,815	—	—	1,427,743,815
Foreign Government Obligations	—	423,430,385	—	—	423,430,385
Inflation-Indexed Bonds	—	174,981,435	—	—	174,981,435
Municipal Bonds	—	58,684,260	—	—	58,684,260
Residential Mortgage-Backed Securities - Agency	—	789,172,255	—	—	789,172,255
Residential Mortgage-Backed Securities - Non-Agency	—	329,570,984	—	—	329,570,984
U.S. Treasury Obligations	175,728,967	—	—	—	175,728,967
Money Market Funds	—	—	—	47,374,359	47,374,359
Total Investments in Securities	175,728,967	3,772,897,073	14,625,843	47,374,359	4,010,626,242
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	12,827,276	—	—	12,827,276
Futures Contracts	1,289,641	—	—	—	1,289,641
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	73

Portfolio of Investments   (continued)
CTIVPSM – American Century Diversified Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(4,589,805)	—	—	(4,589,805)
Futures Contracts	(2,090,360)	—	—	—	(2,090,360)
Swap Contracts	—	(86,591)	—	—	(86,591)
Total	174,928,248	3,781,047,953	14,625,843	47,374,359	4,017,976,403
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
CTIVPSM – AQR International Core Equity Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.5%
Issuer	Shares	Value ($)
Australia 5.7%
AGL Energy Ltd.	130,494	2,171,260
Alumina Ltd.	990,789	2,050,324
Aristocrat Leisure Ltd.	35,752	816,482
Aurizon Holdings Ltd.	894,494	2,860,539
BHP Billiton Ltd.	532,969	13,335,962
BlueScope Steel Ltd.	543,160	6,932,119
Caltex Australia Ltd.	144,221	3,470,788
Challenger Ltd.	548,698	4,801,795
CIMIC Group Ltd.	48,237	1,507,902
Cochlear Ltd.	4,898	725,157
CSL Ltd.	91,423	13,013,438
Dexus Property Group	248,314	1,784,821
Fortescue Metals Group Ltd.	297,516	966,027
Goodman Group	164,530	1,172,906
GPT Group (The)	224,713	840,771
Insurance Australia Group Ltd.	1,807,902	11,405,514
James Hardie Industries PLC	142,237	2,384,760
LendLease Group	542,874	7,948,544
Macquarie Group Ltd.	204,398	18,628,068
Mirvac Group	6,290,752	10,096,721
Newcrest Mining Ltd.	304,816	4,949,341
QBE Insurance Group Ltd.	535,209	3,853,105
REA Group Ltd.	22,746	1,526,507
Rio Tinto Ltd.	68,654	4,241,808
Scentre Group	480,804	1,562,158
South32 Ltd.	4,969,357	13,269,797
Stockland	403,495	1,185,548
Vicinity Centres	376,606	722,264
Wesfarmers Ltd.	75,294	2,747,200
Total		140,971,626
Austria 0.2%
Erste Group Bank AG	94,068	3,921,686
Belgium 1.2%
Ageas	110,805	5,578,265
KBC Group NV	176,881	13,584,478
Solvay SA	5,515	694,551
Common Stocks (continued)
Issuer	Shares	Value ($)
Telenet Group Holding NV(a)	87,855	4,090,211
UCB SA	33,952	2,661,508
Umicore SA	64,636	3,689,903
Total		30,298,916
China 0.1%
WH Group Ltd.	3,822,000	3,092,711
Denmark 2.1%
Carlsberg A/S, Class B	61,326	7,215,526
Danske Bank A/S	458,040	14,269,730
Novo Nordisk A/S, Class B	655,796	30,291,587
Ørsted A/S(b)	14,933	902,269
Total		52,679,112
Finland 2.0%
Fortum OYJ	947,612	22,571,287
Neste OYJ	36,646	2,867,142
Nokian Renkaat OYJ	206,229	8,120,875
Sampo OYJ, Class A	24,982	1,216,641
UPM-Kymmene OYJ	272,535	9,703,636
Wartsila OYJ	226,737	4,438,774
Total		48,918,355
France 10.7%
Accor SA	178,845	8,759,101
Air Liquide SA	22,237	2,787,301
Alstom SA	81,215	3,726,019
AtoS	50,716	6,896,203
BNP Paribas SA	57,385	3,549,660
Bouygues SA	244,253	10,495,067
Capgemini SE	114,296	15,316,794
Cie de Saint-Gobain	279,694	12,458,955
Cie Generale des Etablissements Michelin CSA	50,599	6,121,370
CNP Assurances	31,017	704,691
Danone SA	3,347	244,373
Dassault Systemes	12,716	1,779,523
Eiffage SA	97,181	10,558,081
Engie SA	515,837	7,890,503
Faurecia SA	14,381	1,022,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	75

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gecina SA	4,454	744,078
Hermes International	6,265	3,827,003
Ipsen SA	73,398	11,480,114
Kering SA	22,635	12,750,293
Pernod Ricard SA	130,762	21,340,989
Peugeot SA	182,107	4,149,359
Renault SA	177,205	15,013,066
Sanofi	60,326	4,841,736
Schneider Electric SE	171,880	14,294,702
Societe Generale SA	481,562	20,240,014
STMicroelectronics NV	387,878	8,612,172
Teleperformance SA	15,899	2,806,105
Total SA	427,610	25,966,945
Unibail-Rodamco-Westfield	9,494	2,090,471
VINCI SA	221,541	21,265,978
Vivendi SA	38,497	941,749
Wendel SA	26,766	3,682,767
Total		266,357,476
Germany 9.1%
Adidas AG	75,247	16,382,611
Allianz SE, Registered Shares	86,775	17,880,399
BASF SE	242,090	23,111,983
Bayer AG, Registered Shares	15,919	1,748,282
Bayerische Motoren Werke AG	156,180	14,117,496
Continental AG	31,347	7,133,883
Covestro AG	214,154	19,034,780
Deutsche Boerse AG	32,456	4,315,160
Deutsche Wohnen SE	59,493	2,873,153
E.ON SE	1,524,653	16,244,422
Fresenius Medical Care AG & Co. KGaA	48,292	4,862,592
Fresenius SE & Co. KGaA	70,575	5,650,566
Hochtief AG	7,744	1,396,498
Infineon Technologies AG	144,346	3,666,576
K+S AG	107,880	2,653,750
Linde AG	32,027	7,608,939
MorphoSys AG, ADR(a)	218,597	6,632,233
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	32,712	6,877,466
Puma SE	2,764	1,614,945
Common Stocks (continued)
Issuer	Shares	Value ($)
RWE AG	765,569	17,397,194
SAP SE	324,023	37,398,020
TUI AG	190,693	4,170,838
Vonovia SE	81,628	3,879,728
Total		226,651,514
Hong Kong 2.4%
ASM Pacific Technology Ltd.	167,700	2,113,612
BOC Hong Kong Holdings Ltd.	1,195,000	5,616,425
CK Hutchison Holdings Ltd.	632,316	6,693,712
CLP Holdings Ltd.	206,500	2,224,292
Henderson Land Development Co., Ltd.	1,958,000	10,325,079
HKT Trust & HKT Ltd.	4,443,000	5,667,553
Hong Kong Exchanges and Clearing Ltd.	198,500	5,940,618
Li & Fung Ltd.	8,196,000	3,002,054
Link REIT (The)	152,500	1,390,707
New World Development Co., Ltd.	811,000	1,134,516
Sino Land Co., Ltd.	6,189,336	10,057,497
Sun Hung Kai Properties Ltd.	229,000	3,450,100
Wharf Holdings Ltd. (The)	663,000	2,123,140
Total		59,739,305
Ireland 0.0%
CRH PLC	21,503	756,354
Italy 2.5%
Enel SpA	1,241,349	6,878,541
ENI SpA	358,041	6,638,572
Fiat Chrysler Automobiles NV(a)	336,379	6,345,535
Intesa Sanpaolo SpA	2,753,014	7,965,216
Poste Italiane SpA	978,358	8,165,994
UniCredit SpA	1,564,878	25,936,929
Total		61,930,787
Japan 21.8%
ABC-Mart, Inc.	19,700	1,076,753
Aeon Credit Service Co., Ltd.	98,900	2,107,957
Aisin Seiki Co., Ltd.	19,700	896,991
Alps Electric Co., Ltd.	137,800	3,539,030
ANA Holdings, Inc.	20,500	752,200
Asahi Glass Co., Ltd.	217,400	8,455,997
Asahi Group Holdings Ltd.	14,700	753,929

The accompanying Notes to Financial Statements are an integral part of this statement.
76	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Astellas Pharma, Inc.	185,500	2,823,047
Bandai Namco Holdings, Inc.	128,000	5,272,513
Bridgestone Corp.	282,700	11,043,069
Brother Industries Ltd.	41,200	811,685
Canon, Inc.	22,100	724,693
Coca-Cola Bottlers Japan Holdings, Inc.	165,100	6,605,567
Dainippon Sumitomo Pharma Co., Ltd.	66,600	1,407,654
Daiwa House Industry Co., Ltd.	96,000	3,266,096
DeNA Co., Ltd.	314,800	5,894,858
FUJIFILM Holdings Corp.	19,600	764,453
Fujitsu Ltd.	216,000	1,307,128
Hitachi Ltd.	2,360,000	16,626,162
Honda Motor Co., Ltd.	665,200	19,504,319
Hoya Corp.	181,200	10,279,293
Idemitsu Kosan Co., Ltd.	122,400	4,352,741
Iida Group Holdings Co., Ltd.	196,000	3,773,304
Isuzu Motors Ltd.	524,300	6,950,736
ITOCHU Corp.	1,225,400	22,162,383
Japan Airlines Co., Ltd.	239,400	8,482,199
JFE Holdings, Inc.	136,700	2,581,949
JSR Corp.	327,100	5,558,821
JXTG Holdings, Inc.	735,300	5,101,348
Kamigumi Co., Ltd.	260,000	5,396,519
Kao Corp.	176,000	13,414,998
Keyence Corp.	10,600	5,978,554
Kirin Holdings Co., Ltd.	26,100	699,608
Kobe Steel Ltd.	102,100	933,045
Konami Holdings Corp.	139,900	7,108,556
Kose Corp.	23,800	5,119,248
Makita Corp.	89,900	4,021,500
Marubeni Corp.	305,700	2,327,413
Mazda Motor Corp.	372,400	4,568,083
McDonald’s Holdings Co. Japan Ltd.	25,300	1,290,140
MinebeaMitsumi, Inc.	509,500	8,585,975
Mitsubishi Electric Corp.	76,400	1,013,669
Mitsubishi Estate Co., Ltd.	210,500	3,674,679
Mitsubishi Gas Chemical Co., Inc.	49,300	1,114,067
Mitsubishi Heavy Industries Ltd.	88,500	3,217,095
Mitsubishi Motors Corp.	206,700	1,647,668
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	1,367,200	7,745,030
Mitsui & Co., Ltd.	306,200	5,098,932
Mitsui Chemicals, Inc.	353,000	9,382,289
Mitsui Fudosan Co., Ltd.	150,500	3,625,286
Mixi, Inc.	80,100	2,024,996
Nexon Co., Ltd.	421,200	6,111,345
Nikon Corp.	430,300	6,838,509
Nintendo Co., Ltd.	92,500	30,194,696
Nippon Prologis REIT, Inc.	358	742,997
Nippon Telegraph & Telephone Corp.	537,900	24,435,728
Nitto Denko Corp.	27,400	2,068,629
NTT DoCoMo, Inc.	226,800	5,779,401
Olympus Corp.	108,500	4,058,728
Omron Corp.	43,500	2,026,398
ORIX Corp.	1,246,800	19,652,191
Otsuka Corp.	99,200	3,883,417
Panasonic Corp.	1,194,700	16,109,841
Recruit Holdings Co., Ltd.	333,100	9,199,776
Renesas Electronics Corp.(a)	246,900	2,413,648
Rohm Co., Ltd.	154,600	12,919,072
Ryohin Keikaku Co., Ltd.	20,100	7,061,601
Santen Pharmaceutical Co., Ltd.	205,200	3,569,744
Shimadzu Corp.	34,700	1,046,933
Shimamura Co., Ltd.	14,500	1,274,811
Shin-Etsu Chemical Co., Ltd.	15,300	1,359,687
Shionogi & Co., Ltd.	103,500	5,310,988
Shiseido Co., Ltd.	103,500	8,213,345
SMC Corp.	8,200	3,001,945
Sony Corp.	349,400	17,894,296
Sony Financial Holdings, Inc.	116,800	2,225,402
Stanley Electric Co., Ltd.	47,500	1,617,378
Start Today Co., Ltd.	60,700	2,196,161
Subaru Corp.	665,200	19,347,351
Sumitomo Heavy Industries Ltd.	219,100	7,382,143
Suzuki Motor Corp.	139,600	7,693,093
Taisei Corp.	139,200	7,665,668
Tokyo Electron Ltd.	146,500	25,147,209
Toshiba Corp.(a)	1,072,000	3,218,201
Tosoh Corp.	41,800	646,319

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	77

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trend Micro, Inc.	112,300	6,392,918
USS Co., Ltd.	210,400	4,000,242
Total		543,564,036
Jersey 0.4%
Ferguson PLC	131,642	10,650,869
Macau 0.2%
Wynn Macau Ltd.	1,768,800	5,668,376
Netherlands 4.9%
Aegon NV	661,086	3,947,091
Akzo Nobel NV	51,365	4,381,038
ArcelorMittal	185,835	5,421,879
ASML Holding NV	65,935	13,047,536
CNH Industrial NV	486,168	5,135,630
ING Groep NV	655,105	9,403,721
Koninklijke Ahold Delhaize NV	1,290,711	30,819,077
Koninklijke DSM NV	75,425	7,545,444
Koninklijke Philips NV	432,732	18,333,979
NN Group NV	56,607	2,295,777
Randstad Holding NV	20,289	1,190,867
RELX NV	160,660	3,415,446
Unilever NV-CVA	248,399	13,840,043
Wolters Kluwer NV	29,090	1,634,181
Total		120,411,709
Norway 0.2%
Statoil ASA	186,650	4,935,503
Yara International ASA	3,381	139,879
Total		5,075,382
Singapore 1.0%
Ascendas Real Estate Investment Trust	383,600	742,858
DBS Group Holdings Ltd.	383,800	7,463,767
Genting Singapore Ltd.	1,696,300	1,518,889
Singapore Airlines Ltd.	132,100	1,034,535
United Overseas Bank Ltd.	741,997	14,542,201
Total		25,302,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.4%
ACS Actividades de Construccion y Servicios SA	72,771	2,936,015
Aedas Homes SAU(a),(b)	120,984	4,295,067
Amadeus IT Group SA, Class A	219,324	17,245,985
Banco Santander SA	1,116,414	5,966,639
Bankinter SA	1,125,419	10,919,942
CaixaBank SA	276,328	1,189,395
Endesa SA	163,940	3,605,304
Grifols SA	70,782	2,121,538
International Consolidated Airlines Group SA	597,267	5,226,700
Mapfre SA	442,395	1,329,725
Unicaja Banco SA(b)	2,827,408	4,842,149
Total		59,678,459
Sweden 3.3%
Alfa Laval AB	555,610	13,116,770
Electrolux AB, Class B	273,848	6,214,602
Essity AB, Class B	396,438	9,753,002
Husqvarna AB, Class B	76,334	722,131
Investor AB, Class B	77,651	3,145,379
Lundin Petroleum AB	508,165	16,129,197
Sandvik AB	557,110	9,839,110
Swedish Match AB	97,628	4,824,942
Volvo AB, B Shares	1,152,911	18,323,356
Total		82,068,489
Switzerland 8.6%
Adecco Group AG, Registered Shares	140,667	8,301,336
Nestlé SA, Registered Shares	631,662	48,954,341
Novartis AG, Registered Shares	490,051	37,121,825
Roche Holding AG, Genusschein Shares	275,707	61,167,853
Schindler Holding AG	3,522	756,184
Sika AG(a)	5,460	754,406
Sonova Holding AG	18,595	3,326,340
Swatch Group AG (The)	35,222	16,673,444
Swiss Life Holding AG, Registered Shares	19,572	6,786,622
Swiss Re AG	91,124	7,955,934
Zurich Insurance Group AG	77,862	23,026,134
Total		214,824,419

The accompanying Notes to Financial Statements are an integral part of this statement.
78	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 15.7%
Anglo American PLC	536,523	11,911,314
Antofagasta PLC	718,664	9,337,034
Ashtead Group PLC	197,958	5,895,061
BAE Systems PLC	1,229,725	10,461,654
Barclays Bank PLC	6,055,961	14,968,734
Berkeley Group Holdings PLC	46,864	2,334,437
BHP Billiton PLC	1,051,495	23,598,116
BP PLC	6,446,333	49,047,052
Bunzl PLC	72,010	2,174,784
Burberry Group PLC	397,372	11,293,534
Carnival PLC	30,860	1,763,802
Centrica PLC	664,270	1,379,278
Direct Line Insurance Group PLC	987,719	4,457,255
Glencore PLC	4,111,752	19,521,737
Imperial Brands PLC	28,679	1,065,084
Lloyds Banking Group PLC	14,684,349	12,183,867
London Stock Exchange Group PLC	52,786	3,107,488
Prudential PLC	148,663	3,388,971
Randgold Resources Ltd.	15,872	1,221,626
RELX PLC	176,934	3,778,421
Rio Tinto PLC	840,248	46,313,236
Rolls-Royce Holdings PLC	771,918	10,054,297
Rolls-Royce Holdings PLC(a),(c),(d)	65,397,887	86,309
Royal Dutch Shell PLC, Class A	908,610	31,446,030
Royal Dutch Shell PLC, Class B	643,428	23,043,093
Royal Mail PLC	1,127,267	7,499,623
Segro PLC	205,640	1,811,043
Shire PLC	153,563	8,651,565
Common Stocks (continued)
Issuer	Shares	Value ($)
Sky PLC	171,793	3,308,532
Smith & Nephew PLC	153,298	2,823,798
St. James’s Place PLC	48,708	734,912
Standard Chartered PLC	1,607,834	14,604,627
Standard Life Aberdeen PLC	3,253,024	13,929,991
Tesco PLC	2,470,332	8,358,609
Unilever PLC	204,661	11,305,570
Vodafone Group PLC	6,166,896	14,938,026
Weir Group PLC (The)	1,221	32,066
Total		391,830,576
Total Common Stocks (Cost $2,302,136,962)		2,354,392,407

Preferred Stocks 1.3%
Issuer	Shares	Value ($)
Germany 1.3%
Porsche Automobil Holding SE	25,531	1,621,105
Volkswagen AG	192,543	31,810,083
Total		33,431,188
Total Preferred Stocks (Cost $36,674,553)		33,431,188

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(e),(f)	80,829,180	80,829,180
Total Money Market Funds (Cost $80,823,225)		80,829,180
Total Investments in Securities (Cost $2,419,634,740)		2,468,652,775
Other Assets & Liabilities, Net		22,783,062
Net Assets		$2,491,435,837

At June 30, 2018, securities and/or cash totaling $2,757,150 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	557	09/2018	USD	54,457,890	—	(1,683,049)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	79

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $10,039,485, which represents 0.40% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $86,309, which represents less than 0.01% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	64,992,171	326,123,258	(310,286,249)	80,829,180	4,369	4,604	560,284	80,829,180
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	140,971,626	—	—	140,971,626
Austria	—	3,921,686	—	—	3,921,686
Belgium	—	30,298,916	—	—	30,298,916
China	—	3,092,711	—	—	3,092,711
Denmark	—	52,679,112	—	—	52,679,112
Finland	—	48,918,355	—	—	48,918,355
France	—	266,357,476	—	—	266,357,476
Germany	6,632,233	220,019,281	—	—	226,651,514
Hong Kong	—	59,739,305	—	—	59,739,305
Ireland	—	756,354	—	—	756,354
Italy	—	61,930,787	—	—	61,930,787
Japan	—	543,564,036	—	—	543,564,036
Jersey	—	10,650,869	—	—	10,650,869
Macau	—	5,668,376	—	—	5,668,376
Netherlands	—	120,411,709	—	—	120,411,709
Norway	—	5,075,382	—	—	5,075,382
Singapore	—	25,302,250	—	—	25,302,250
Spain	—	59,678,459	—	—	59,678,459
Sweden	—	82,068,489	—	—	82,068,489
Switzerland	—	214,824,419	—	—	214,824,419
United Kingdom	—	391,744,267	86,309	—	391,830,576
Total Common Stocks	6,632,233	2,347,673,865	86,309	—	2,354,392,407
Preferred Stocks
Germany	—	33,431,188	—	—	33,431,188
Total Preferred Stocks	—	33,431,188	—	—	33,431,188
Money Market Funds	—	—	—	80,829,180	80,829,180
Total Investments in Securities	6,632,233	2,381,105,053	86,309	80,829,180	2,468,652,775
Investments in Derivatives
Liability
Futures Contracts	(1,683,049)	—	—	—	(1,683,049)
Total	4,949,184	2,381,105,053	86,309	80,829,180	2,466,969,726
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	81

Portfolio of Investments   (continued)
CTIVPSM – AQR International Core Equity Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks are valued using the income approach and utilize future cash flow estimates from the underlying assets. Significant increases (decreases) to this input would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
CTIVPSM – CenterSquare Real Estate Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 1.2%
Hotels, Resorts & Cruise Lines 1.2%
Hilton Worldwide Holdings, Inc.	66,080	5,230,893
Total Hotels, Resorts & Cruise Lines		5,230,893
Total Consumer Discretionary		5,230,893
Real Estate 97.8%
Diversified REITs 5.9%
Forest City Realty Trust, Inc., Class A	250,440	5,712,536
Liberty Property Trust	138,010	6,117,983
STORE Capital Corp.	155,040	4,248,096
VEREIT, Inc.	1,460,610	10,866,939
Total Diversified REITs		26,945,554
Health Care REITs 7.9%
HCP, Inc.	388,430	10,029,263
Healthcare Trust of America, Inc., Class A	464,810	12,531,278
Ventas, Inc.	240,330	13,686,793
Total Health Care REITs		36,247,334
Hotel & Resort REITs 5.2%
Chesapeake Lodging Trust	130,312	4,123,072
Park Hotels & Resorts, Inc.	331,880	10,165,484
Sunstone Hotel Investors, Inc.	554,740	9,219,779
Total Hotel & Resort REITs		23,508,335
Industrial REITs 9.7%
Americold Realty Trust	119,400	2,629,188
DCT Industrial Trust, Inc.	114,331	7,629,308
Duke Realty Corp.	284,300	8,253,229
ProLogis, Inc.	314,500	20,659,505
STAG Industrial, Inc.	181,960	4,954,771
Total Industrial REITs		44,126,001
Office REITs 17.4%
Alexandria Real Estate Equities, Inc.	102,790	12,969,014
Boston Properties, Inc.	142,480	17,869,842
Brandywine Realty Trust	201,740	3,405,371
Columbia Property Trust, Inc.	32,536	738,892
Cousins Properties, Inc.	453,510	4,394,512
Easterly Government Properties, Inc.	60,410	1,193,702
Highwoods Properties, Inc.	195,000	9,892,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Hudson Pacific Properties, Inc.	137,630	4,876,231
JBG SMITH Properties	31,010	1,130,935
Kilroy Realty Corp.	170,121	12,867,952
Mack-Cali Realty Corp.	353,910	7,177,295
Paramount Group, Inc.	178,916	2,755,306
Total Office REITs		79,271,402
Residential REITs 18.5%
American Homes 4 Rent, Class A	547,080	12,134,234
AvalonBay Communities, Inc.	132,868	22,838,681
Camden Property Trust	134,230	12,232,380
Essex Property Trust, Inc.	12,480	2,983,594
Invitation Homes, Inc.	326,704	7,533,794
Mid-America Apartment Communities, Inc.	55,790	5,616,379
Sun Communities, Inc.	108,200	10,590,616
UDR, Inc.	273,696	10,274,548
Total Residential REITs		84,204,226
Retail REITs 15.5%
Federal Realty Investment Trust	17,180	2,174,129
GGP, Inc.	320,990	6,557,826
Kimco Realty Corp.	269,660	4,581,523
Macerich Co. (The)	40,020	2,274,337
Realty Income Corp.	60,290	3,242,999
Regency Centers Corp.	187,220	11,622,618
Simon Property Group, Inc.	184,510	31,401,757
Taubman Centers, Inc.	28,090	1,650,568
Urban Edge Properties	94,720	2,166,246
Weingarten Realty Investors	163,534	5,038,483
Total Retail REITs		70,710,486
Specialized REITs 17.7%
CubeSmart	415,630	13,391,598
CyrusOne, Inc.	189,424	11,054,785
Equinix, Inc.	60,620	26,059,932
Extra Space Storage, Inc.	70,070	6,993,687
Iron Mountain, Inc.	294,357	10,305,438
Public Storage	31,088	7,052,624
QTS Realty Trust Inc., Class A	21,236	838,822
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	83

Portfolio of Investments   (continued)
CTIVPSM – CenterSquare Real Estate Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	231,160	4,771,142
Total Specialized REITs		80,468,028
Total Real Estate		445,481,366
Total Common Stocks (Cost: $435,969,049)		450,712,259

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 1.985%(a),(b)	2,786,830	2,786,830
Total Money Market Funds (Cost: $2,786,830)		2,786,830
Total Investments in Securities (Cost $438,755,879)		453,499,089
Other Assets & Liabilities, Net		1,914,840
Net Assets		$455,413,929
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	2,687,925	23,749,857	(23,650,952)	2,786,830	629	(211)	18,016	2,786,830
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – CenterSquare Real Estate Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	5,230,893	—	—	—	5,230,893
Real Estate	445,481,366	—	—	—	445,481,366
Total Common Stocks	450,712,259	—	—	—	450,712,259
Money Market Funds	—	—	—	2,786,830	2,786,830
Total Investments in Securities	450,712,259	—	—	2,786,830	453,499,089
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	85

Portfolio of Investments
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 6.1%
Aurizon Holdings Ltd.	64,744	207,047
Australia & New Zealand Banking Group Ltd.	1,100,952	23,042,465
Bank of Queensland Ltd.	144,376	1,087,060
Bendigo & Adelaide Bank Ltd.	273,869	2,194,007
BHP Billiton Ltd.	233,894	5,852,501
BlueScope Steel Ltd.	244,859	3,125,031
Boral Ltd.	341,854	1,649,281
Crown Resorts Ltd.	14,900	148,670
Downer EDI Ltd.	68,195	341,414
Fortescue Metals Group Ltd.	1,399,675	4,544,708
Harvey Norman Holdings Ltd.	120,592	296,262
Incitec Pivot Ltd.	802,476	2,153,033
LendLease Group	294,853	4,317,120
National Australia Bank Ltd.	181,535	3,685,998
Newcrest Mining Ltd.	227,408	3,692,456
Oil Search Ltd.	23,359	153,468
Origin Energy Ltd.(a)	530,817	3,937,150
QBE Insurance Group Ltd.	375,226	2,701,347
Santos Ltd.(a)	990,464	4,587,482
South32 Ltd.	2,099,268	5,605,727
South32 Ltd., ADR	31,453	418,797
Star Entertainment Group Ltd. (The)	344,501	1,254,843
Suncorp Group Ltd.	299,222	3,226,960
Tabcorp Holdings Ltd	432,850	1,426,933
Whitehaven Coal Ltd.	316,024	1,349,021
Woodside Petroleum Ltd.	626,472	16,417,634
Total		97,416,415
Austria 0.1%
OMV AG	728	41,174
Raiffeisen Bank International AG	41,319	1,265,986
voestalpine AG	7,934	364,830
Total		1,671,990
Common Stocks (continued)
Issuer	Shares	Value ($)
Belgium 1.2%
Ageas	87,036	4,381,660
KBC Group NV	68,413	5,254,125
Solvay SA	42,435	5,344,202
UCB SA	44,009	3,449,879
Total		18,429,866
Denmark 1.6%
AP Moller - Maersk A/S, Class A	1,338	1,581,203
AP Moller - Maersk A/S, Class B	1,440	1,781,424
Carlsberg A/S, Class B	47,259	5,560,423
Danske Bank A/S	93,041	2,898,590
DSV A/S	54,667	4,400,788
H Lundbeck A/S	23,459	1,644,159
ISS A/S	87,856	3,009,239
Rockwool International A/S, Class B	1,916	746,868
Vestas Wind Systems A/S	63,235	3,903,896
Total		25,526,590
Finland 1.3%
Fortum OYJ	203,581	4,849,121
Nokia OYJ	837,107	4,801,546
Sampo OYJ, Class A	2,923	142,352
Stora Enso OYJ, Class R	184,203	3,588,636
UPM-Kymmene OYJ	199,552	7,105,069
Total		20,486,724
France 10.9%
AXA SA	250,314	6,116,117
BNP Paribas SA	304,392	18,828,757
Bollore SA	273,527	1,270,243
Bouygues SA	108,687	4,670,065
Carrefour SA	176,679	2,849,996
Casino Guichard Perrachon SA	27,158	1,051,035
Cie de Saint-Gobain	182,517	8,130,210
Cie Generale des Etablissements Michelin CSA	14,253	1,724,301
CNP Assurances	124,419	2,826,740
Credit Agricole SA	259,825	3,448,536
Electricite de France SA	229,228	3,145,434
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Engie SA	407,672	6,235,956
Natixis SA	201,159	1,423,312
Orange SA	1,134,294	18,933,802
Peugeot SA	425,485	9,694,794
Renault SA	161,714	13,700,646
Sanofi	58,168	4,668,536
SCOR SE	69,476	2,569,296
Societe Generale SA	189,613	7,969,420
STMicroelectronics NV	57,158	1,269,096
Total SA	874,534	53,106,748
Vivendi SA	20,662	505,453
Total		174,138,493
Germany 7.7%
Allianz SE, Registered Shares	8,383	1,727,357
Bayerische Motoren Werke AG	217,491	19,659,549
Commerzbank AG	465,571	4,441,244
Daimler AG, Registered Shares	482,489	30,906,850
Deutsche Bank AG, Registered Shares	450,290	4,817,416
Deutsche Bank AG, Registered Shares	82,065	871,530
Deutsche Lufthansa AG, Registered Shares	218,589	5,236,875
Deutsche Telekom AG, Registered Shares	711,790	11,000,295
Evonik Industries AG	62,105	2,124,844
Fraport AG Frankfurt Airport Services Worldwide	12,754	1,226,993
Fresenius Medical Care AG & Co. KGaA	520	52,360
Hannover Rueckversicherung AG	7,954	988,855
Hapag-Lloyd AG(a),(b)	5,457	193,988
HeidelbergCement AG	86,649	7,275,612
Innogy SE(b)	59,521	2,542,955
Linde AG	14,719	3,496,924
Metro AG	71,686	883,447
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	31,973	6,722,097
RWE AG	366,293	8,323,835
Talanx AG	43,989	1,602,502
Telefonica Deutschland Holding AG	278,615	1,096,061
Uniper SE	165,242	4,919,720
Volkswagen AG	21,503	3,534,942
Total		123,646,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.2%
BOC Aviation Ltd.(b)	101,000	626,759
Cathay Pacific Airways Ltd.	656,000	1,030,070
CK Asset Holdings Ltd.	252,500	1,998,869
CK Hutchison Holdings Ltd.	945,768	10,011,922
Guoco Group Ltd.	1,000	15,032
Hang Lung Group Ltd.	594,000	1,663,189
Hang Lung Properties Ltd.	937,000	1,924,668
Henderson Land Development Co., Ltd.	191,316	1,008,863
Hopewell Holdings Ltd.	200,500	684,044
Kerry Properties Ltd.	416,000	1,988,036
MTR Corp.	267,005	1,474,841
New World Development Co., Ltd.	3,060,638	4,281,557
NWS Holdings Ltd.	658,296	1,136,047
PCCW Ltd.	431,000	242,517
Shangri-La Asia Ltd.	614,000	1,150,280
Sino Land Co., Ltd.	1,152,109	1,872,145
SJM Holdings Ltd.	855,000	1,060,398
Sun Hung Kai Properties Ltd.	472,476	7,118,294
Swire Pacific Ltd., Class A	332,000	3,509,190
Swire Pacific Ltd., Class B	510,000	905,327
Wharf Holdings Ltd. (The)	600,000	1,921,393
Wheelock & Co., Ltd.	600,000	4,169,719
Yue Yuen Industrial Holdings Ltd.	358,000	1,009,083
Total		50,802,243
Ireland 0.5%
AIB Group PLC	77,114	417,603
Bank of Ireland Group PLC	356,762	2,768,553
CRH PLC	69,274	2,436,666
CRH PLC, ADR	53,470	1,890,164
Paddy Power Betfair PLC	7,881	874,326
Total		8,387,312
Israel 0.5%
Bank Hapoalim BM	286,802	1,944,297
Bank Leumi Le-Israel BM	445,093	2,633,652
First International Bank of Israel Ltd.	1,708	35,714
Mizrahi Tefahot Bank Ltd.	13,978	257,163
Teva Pharmaceutical Industries Ltd.	3,923	94,985

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	87

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teva Pharmaceutical Industries Ltd., ADR	95,194	2,315,118
Total		7,280,929
Italy 1.6%
ENI SpA	104,629	1,939,965
Fiat Chrysler Automobiles NV(a)	183,233	3,456,552
Mediobanca Banca di Credito Finanziario SpA	311,573	2,882,060
Telecom Italia SpA(a)	9,059,025	6,711,664
UniCredit SpA	681,757	11,299,720
Total		26,289,961
Japan 25.3%
Aeon Co., Ltd.	49,600	1,061,055
Aisin Seiki Co., Ltd.	17,100	778,607
Alfresa Holdings Corp.	9,200	216,037
Amada Holdings Co., Ltd.	32,900	315,753
Aoyama Trading Co., Ltd.	2,800	93,423
Asahi Glass Co., Ltd.	154,600	6,013,326
Asahi Kasei Corp.	45,300	574,470
Bank of Kyoto Ltd. (The)	23,000	1,061,942
Canon Marketing Japan, Inc.	26,800	558,213
Chiba Bank Ltd. (The)	252,900	1,783,681
Chugoku Bank Ltd. (The)	51,000	514,643
Citizen Watch Co., Ltd.	223,000	1,462,280
Coca-Cola Bottlers Japan Holdings, Inc.	5,925	237,056
COMSYS Holdings Corp.	9,300	246,144
Concordia Financial Group Ltd.	458,000	2,327,477
Credit Saison Co., Ltd.	32,800	515,319
Dai Nippon Printing Co., Ltd.	104,000	2,324,053
Daicel Corp.	75,100	829,619
Daido Steel Co., Ltd.	8,800	406,274
Dai-ichi Life Holdings, Inc.	218,300	3,885,227
Dainippon Sumitomo Pharma Co., Ltd.	20,600	435,401
Daiwa Securities Group, Inc.	145,000	840,401
DeNA Co., Ltd.	30,100	563,644
Denka Co., Ltd.	37,000	1,231,603
Denso Corp.	97,900	4,776,955
DIC Corp.	32,100	1,001,100
Ebara Corp.	49,800	1,545,101
Fuji Media Holdings, Inc.	11,100	189,414
FUJIFILM Holdings Corp.	158,900	6,197,526
Common Stocks (continued)
Issuer	Shares	Value ($)
Fujikura Ltd.	49,600	315,074
Fukuoka Financial Group, Inc.	326,000	1,635,966
Furukawa Electric Co., Ltd.	20,800	725,696
Glory Ltd.	16,800	469,406
Gunma Bank Ltd. (The)	114,000	596,763
H2O Retailing Corp.	53,300	849,344
Hachijuni Bank Ltd. (The)	126,000	536,860
Hankyu Hanshin Holdings, Inc.	106,200	4,265,958
Heiwa Corp.	8,600	207,451
Hiroshima Bank Ltd. (The)	80,500	533,901
Hitachi Capital Corp.	30,500	787,165
Hitachi Chemical Co., Ltd.	51,800	1,042,816
Hitachi Ltd.	1,797,000	12,659,836
Hitachi Metals Ltd.	113,700	1,178,931
Hitachi Transport System Ltd	20,800	532,262
Hokuhoku Financial Group, Inc.	36,100	479,307
Honda Motor Co., Ltd.	849,700	24,914,041
House Foods Group, Inc.	9,200	325,790
Ibiden Co., Ltd.	82,900	1,324,627
Idemitsu Kosan Co., Ltd.	64,300	2,286,612
IHI Corp.	15,900	553,066
Iida Group Holdings Co., Ltd.	63,400	1,220,548
Inpex Corp.	460,300	4,780,622
Isetan Mitsukoshi Holdings Ltd.	97,400	1,215,152
ITOCHU Corp.	68,100	1,231,645
Itoham Yonekyu Holdings, Inc.	8,900	76,572
Iyo Bank Ltd. (The)	77,600	511,328
J. Front Retailing Co., Ltd.	105,500	1,602,649
Japan Post Holdings Co., Ltd.	25,900	283,444
JFE Holdings, Inc.	321,700	6,076,174
JSR Corp.	25,900	440,151
JTEKT Corp.	161,100	2,186,684
JXTG Holdings, Inc.	846,100	5,870,054
Kamigumi Co., Ltd.	51,500	1,068,926
Kaneka Corp.	193,000	1,728,446
Kawasaki Heavy Industries Ltd.	7,500	220,580
Kawasaki Kisen Kaisha Ltd.	38,200	705,210
Kinden Corp.	26,800	437,096
Kobe Steel Ltd.	206,500	1,887,109

The accompanying Notes to Financial Statements are an integral part of this statement.
88	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Konica Minolta, Inc.	374,000	3,468,597
K’s Holdings Corp.	80,800	837,388
Kuraray Co., Ltd.	233,500	3,211,425
Kyocera Corp.	54,700	3,076,215
Kyushu Financial Group, Inc.	52,800	254,098
LIXIL Group Corp.	129,600	2,590,118
Maeda Corp.	45,200	518,053
Marubeni Corp.	434,300	3,306,494
Maruichi Steel Tube Ltd.	4,100	138,941
Mazda Motor Corp.	444,700	5,454,958
Mebuki Financial Group, Inc.	122,850	412,085
Medipal Holdings Corp.	29,600	594,583
Mitsubishi Chemical Holdings Corp.	306,500	2,559,515
Mitsubishi Corp.	244,100	6,768,667
Mitsubishi Gas Chemical Co., Inc.	81,500	1,841,712
Mitsubishi Heavy Industries Ltd.	158,200	5,750,784
Mitsubishi Logistics Corp.	12,000	258,766
Mitsubishi Materials Corp.	85,900	2,356,676
Mitsubishi Tanabe Pharma Corp.	8,300	143,301
Mitsubishi UFJ Financial Group, Inc.	2,178,100	12,338,685
Mitsubishi UFJ Lease & Finance Co., Ltd.	364,700	2,235,747
Mitsui & Co., Ltd.	301,600	5,022,331
Mitsui Chemicals, Inc.	106,600	2,833,292
Mitsui Fudosan Co., Ltd.	46,600	1,122,514
Mitsui OSK Lines Ltd.	58,900	1,416,444
Mizuho Financial Group, Inc.	4,335,800	7,303,592
MS&AD Insurance Group Holdings, Inc.	94,100	2,922,614
NEC Corp.	216,200	5,924,711
NH Foods Ltd.	43,000	1,738,329
NHK Spring Co., Ltd.	130,800	1,231,232
Nippo Corp.	34,000	618,813
Nippon Electric Glass Co., Ltd.	31,200	864,860
Nippon Express Co., Ltd.	58,000	4,202,827
Nippon Paper Industries Co., Ltd.	66,000	1,052,164
Nippon Shokubai Co., Ltd.	17,600	1,271,077
Nippon Steel & Sumitomo Metal Corp.	299,300	5,868,416
Nippon Yusen KK	127,300	2,522,035
Nipro Corp.	25,500	294,217
Nissan Motor Co., Ltd.	1,204,800	11,722,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Nisshinbo Holdings, Inc.	61,000	653,836
NOK Corp.	67,600	1,305,669
Nomura Holdings, Inc.	834,800	4,039,645
Nomura Real Estate Holdings, Inc.	72,800	1,611,855
NTN Corp.	202,000	826,764
Obayashi Corp.	146,000	1,515,980
Oji Holdings Corp.	638,000	3,953,678
ORIX Corp.	324,100	5,108,498
Resona Holdings, Inc.	896,350	4,777,347
Ricoh Co., Ltd.	551,500	5,050,490
Rohm Co., Ltd.	1,500	125,347
Sankyo Co., Ltd.	15,700	613,946
Sega Sammy Holdings, Inc.	16,700	285,828
Seino Holdings Corp.	62,000	1,097,101
Sekisui House Ltd.	114,400	2,021,950
Shimamura Co., Ltd.	4,200	369,255
Shimizu Corp.	75,700	783,499
Shinsei Bank Ltd.	57,500	882,244
Shizuoka Bank Ltd. (The)	138,000	1,240,801
Sojitz Corp.	524,100	1,898,093
Sompo Holdings, Inc.	22,500	907,875
Sumitomo Chemical Co., Ltd.	946,000	5,350,229
Sumitomo Corp.	206,900	3,393,124
Sumitomo Electric Industries Ltd.	561,000	8,343,545
Sumitomo Forestry Co., Ltd.	81,100	1,225,725
Sumitomo Heavy Industries Ltd.	57,400	1,933,980
Sumitomo Metal Mining Co., Ltd.	13,400	511,435
Sumitomo Mitsui Financial Group, Inc.	469,600	18,317,216
Sumitomo Mitsui Trust Holdings, Inc.	60,700	2,394,835
Sumitomo Rubber Industries Ltd.	140,000	2,219,136
Suzuken Co., Ltd.	9,140	386,525
T&D Holdings, Inc.	92,000	1,379,822
Taiheiyo Cement Corp.	59,800	1,967,202
Taisho Pharmaceutical Holdings Co., Ltd.	100	11,698
Takashimaya Co., Ltd.	154,000	1,317,532
TDK Corp.	29,500	3,003,774
Teijin Ltd.	117,200	2,146,836
Tokai Rika Co., Ltd.	29,900	566,880
Tokio Marine Holdings, Inc.	32,600	1,525,134

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	89

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Broadcasting System Holdings, Inc.	6,900	154,733
Tokyo Tatemono Co., Ltd.	4,500	61,725
Tokyu Fudosan Holdings Corp	18,300	129,088
Toppan Printing Co., Ltd.	206,000	1,611,551
Tosoh Corp.	129,000	1,994,622
Toyo Seikan Group Holdings Ltd.	65,700	1,153,021
Toyoda Gosei Co., Ltd.	49,300	1,247,767
Toyota Industries Corp.	35,100	1,964,750
Toyota Motor Corp.	723,774	46,805,733
Toyota Motor Corp., ADR	1,076	138,600
Toyota Tsusho Corp.	81,500	2,723,464
Ube Industries Ltd.	26,700	693,274
Yamada Denki Co., Ltd.	401,400	1,993,941
Yamaguchi Financial Group, Inc.	82,000	922,470
Yokohama Rubber Co., Ltd. (The)	75,400	1,563,955
Zeon Corp.	16,000	188,748
Total		404,209,991
Netherlands 3.7%
ABN AMRO Bank NV	93,363	2,414,535
Aegon NV	599,799	3,581,169
Akzo Nobel NV	22,303	1,902,274
ArcelorMittal	298,403	8,706,137
Coca-Cola European Partners PLC	289	11,708
ING Groep NV	880,934	12,645,388
Koninklijke Ahold Delhaize NV	589,451	14,074,674
Koninklijke DSM NV	77,957	7,798,743
Koninklijke Philips NV	103,241	4,374,112
NN Group NV	64,445	2,613,659
Randstad Holding NV	26,105	1,532,238
Total		59,654,637
New Zealand 0.2%
Air New Zealand Ltd.	237,219	509,730
Auckland International Airport Ltd.	222,500	1,020,896
Fletcher Building Ltd.	348,357	1,634,743
Fonterra Co-operative Group Ltd.	28,970	106,753
SKYCITY Entertainment Group Ltd.	2,694	7,365
Total		3,279,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 0.8%
DNB ASA	196,082	3,818,317
Norsk Hydro ASA	375,850	2,243,542
SpareBank 1 SR-Bank ASA	21,002	222,321
Statoil ASA	65,213	1,724,398
Storebrand ASA	148,298	1,193,588
Subsea 7 SA	131,729	2,094,109
Yara International ASA	52,962	2,191,155
Total		13,487,430
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	533,756	18,700
EDP Renovaveis SA	114,029	1,189,146
Total		1,207,846
Singapore 1.1%
CapitaLand Ltd.	1,013,500	2,345,746
City Developments Ltd.	168,900	1,352,875
Frasers Property Ltd.	88,900	107,686
Golden Agri-Resources Ltd.	3,841,000	857,618
Hongkong Land Holdings Ltd.	201,100	1,437,650
Hutchison Port Holdings Trust	3,346,800	934,072
Keppel Corp., Ltd.	623,500	3,261,648
Olam International Ltd.	103,200	161,842
SembCorp Industries Ltd.	638,800	1,286,853
Singapore Airlines Ltd.	367,500	2,878,059
Singapore Press Holdings Ltd.	296,500	565,029
UOL Group Ltd.	149,189	833,135
Wilmar International Ltd.	537,500	1,205,300
Total		17,227,513
South Africa 0.1%
Old Mutual Ltd.(a)	511,027	1,010,282
Spain 2.6%
Banco de Sabadell SA	1,972,020	3,292,899
Banco Santander SA	4,212,747	22,514,893
Bankia SA	170,029	634,050
CaixaBank SA	30,486	131,220
Repsol SA	771,303	15,055,130
Total		41,628,192

The accompanying Notes to Financial Statements are an integral part of this statement.
90	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.9%
Arjo AB, Class B	9,660	34,458
Billerudkorsnas AB	68,291	962,634
Boliden AB	198,645	6,410,966
Dometic Group AB(b)	72,587	710,423
Getinge AB, Series CPO	64,138	582,247
Holmen AB, Class B	24,403	552,725
ICA Gruppen AB	24,457	748,221
Millicom International Cellular SA, SDR	18,626	1,094,690
Nordea Bank AB	863,518	8,283,374
Pandox AB	6,538	110,840
Saab AB, Class B	203	8,407
Skandinaviska Enskilda Banken AB, Class A	546,245	5,169,870
SSAB AB, Class A	55,958	263,162
SSAB AB, Class B	160,629	603,060
Svenska Cellulosa AB SCA, Class A	12,348	134,638
Svenska Cellulosa AB, Class B	279,788	3,028,910
Svenska Handelsbanken AB, Class A	428,050	4,740,846
Svenska Handelsbanken AB, Class B	6,408	73,316
Swedbank AB, Class A	473	10,078
Tele2 AB, Class B	60,553	709,221
Telefonaktiebolaget LM Ericsson	4,557	34,698
Telefonaktiebolaget LM Ericsson, Class B	452,417	3,485,513
Telia Co. AB	1,482,770	6,758,302
Trelleborg AB, Class B	75,830	1,612,427
Total		46,123,026
Switzerland 8.1%
Adecco Group AG, Registered Shares	118,374	6,985,735
Baloise Holding AG, Registered Shares	26,347	3,821,821
Banque Cantonale Vaudoise, Registered Shares	165	126,826
Cie Financiere Richemont SA, Class A, Registered Shares	91,080	7,699,399
Clariant AG, Registered Shares	192,979	4,617,696
Credit Suisse Group AG, Registered Shares	391,997	5,861,562
Dufry AG, Registered Shares	22,922	2,915,287
Flughafen Zurich AG, Registered Shares	3,597	731,864
Helvetia Holding AG	244	139,199
Julius Baer Group Ltd.	62,190	3,642,560
LafargeHolcim Ltd., Registered Shares	211,080	10,263,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Lonza Group AG, Registered Shares	875	231,216
Novartis AG, ADR	862	65,116
Novartis AG, Registered Shares	368,684	27,928,161
Swatch Group AG (The)	26,116	12,362,832
Swatch Group AG (The), Registered Shares	32,932	2,843,575
Swiss Life Holding AG, Registered Shares	10,583	3,669,672
Swiss Re AG	70,758	6,177,801
UBS AG	756,661	11,599,887
UBS Group AG, Registered Shares	62,395	957,139
Vifor Pharma AG	4,943	788,476
Zurich Insurance Group AG	51,582	15,254,348
Total		128,683,364
United Kingdom 17.8%
Anglo American PLC	776,984	17,249,774
Antofagasta PLC	150,256	1,952,158
Aviva PLC	778,275	5,163,925
Barclays Bank PLC	3,039,595	7,513,075
Barclays Bank PLC, ADR	75,959	761,869
Barratt Developments PLC	363,661	2,465,227
BHP Billiton PLC, ADR	14,061	632,042
BP PLC, ADR	1,146,489	52,348,688
Glencore PLC	2,530,883	12,016,102
HSBC Holdings PLC, ADR	877,180	41,350,265
Investec PLC	14,559	102,943
J. Sainsbury PLC	1,589,428	6,726,097
John Wood Group PLC	75,643	624,660
Kingfisher PLC	941,951	3,683,604
Lloyds Banking Group PLC	19,101,799	15,849,104
Lloyds Banking Group PLC, ADR	379,855	1,264,917
Pearson PLC	101,366	1,180,478
Pearson PLC, ADR	124,352	1,442,483
Quilter PLC(a),(b)	170,342	325,793
Royal Bank of Scotland Group PLC(a)	97,690	328,877
Royal Bank of Scotland Group PLC, ADR(a)	321,682	2,187,438
Royal Dutch Shell PLC, ADR, Class A	402,662	27,876,290
Royal Dutch Shell PLC, ADR, Class B	440,212	31,981,402
Royal Mail PLC	349,635	2,326,095
Shire PLC	56,648	3,191,484
Standard Chartered PLC	628,277	5,706,902

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	91

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Vodafone Group PLC	15,741,325	38,130,092
Total		284,381,784
Total Common Stocks (Cost $1,455,525,264)		1,554,970,326

Preferred Stocks 1.4%
Issuer	Shares	Value ($)
Germany 1.4%
BMW AG	24,443	1,944,392
Porsche Automobil Holding SE	48,915	3,105,884
Volkswagen AG	105,527	17,434,145
Total		22,484,421
Total Preferred Stocks (Cost $31,070,795)		22,484,421
Rights 0.0%
Issuer	Shares	Value ($)
Spain 0.0%
Repsol SA(a)	813,566	461,835
Total Rights (Cost $458,166)		461,835

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(e),(f)	3,986,902	3,986,902
Total Money Market Funds (Cost $3,986,902)		3,986,902
Total Investments in Securities (Cost $1,491,041,127)		1,581,903,484
Other Assets & Liabilities, Net		14,818,894
Net Assets		$1,596,722,378

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $4,399,918, which represents 0.28% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $18,700, which represents less than 0.01% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	7,611,813	75,068,782	(78,693,693)	3,986,902	(880)	—	47,839	3,986,902
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	418,797	96,997,618	—	—	97,416,415
Austria	—	1,671,990	—	—	1,671,990
Belgium	—	18,429,866	—	—	18,429,866
Denmark	—	25,526,590	—	—	25,526,590
Finland	—	20,486,724	—	—	20,486,724
France	—	174,138,493	—	—	174,138,493
Germany	871,530	122,774,721	—	—	123,646,251
Hong Kong	—	50,802,243	—	—	50,802,243
Ireland	1,890,164	6,497,148	—	—	8,387,312
Israel	2,315,118	4,965,811	—	—	7,280,929
Italy	—	26,289,961	—	—	26,289,961
Japan	138,600	404,071,391	—	—	404,209,991
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	93

Portfolio of Investments   (continued)
CTIVPSM – DFA International Value Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Netherlands	—	59,654,637	—	—	59,654,637
New Zealand	—	3,279,487	—	—	3,279,487
Norway	—	13,487,430	—	—	13,487,430
Portugal	—	1,189,146	18,700	—	1,207,846
Singapore	—	17,227,513	—	—	17,227,513
South Africa	—	1,010,282	—	—	1,010,282
Spain	—	41,628,192	—	—	41,628,192
Sweden	—	46,123,026	—	—	46,123,026
Switzerland	1,022,255	127,661,109	—	—	128,683,364
United Kingdom	159,845,394	124,536,390	—	—	284,381,784
Total Common Stocks	166,501,858	1,388,449,768	18,700	—	1,554,970,326
Preferred Stocks
Germany	—	22,484,421	—	—	22,484,421
Total Preferred Stocks	—	22,484,421	—	—	22,484,421
Rights
Spain	—	461,835	—	—	461,835
Total Rights	—	461,835	—	—	461,835
Money Market Funds	—	—	—	3,986,902	3,986,902
Total Investments in Securities	166,501,858	1,411,396,024	18,700	3,986,902	1,581,903,484
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 19.3%
Automobiles 0.2%
Thor Industries, Inc.	36,940	3,597,587
Distributors 0.4%
Pool Corp.	39,513	5,986,219
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	1,092	640,021
Grand Canyon Education, Inc.(a)	5,500	613,855
H&R Block, Inc.	37,200	847,416
Total		2,101,292
Hotels, Restaurants & Leisure 3.8%
Chipotle Mexican Grill, Inc.(a)	20,750	8,950,927
Choice Hotels International, Inc.	102,720	7,765,632
Domino’s Pizza, Inc.	6,984	1,970,675
Hilton Grand Vacations, Inc.(a)	270,611	9,390,202
Hilton Worldwide Holdings, Inc.	11,760	930,922
Las Vegas Sands Corp.	41,216	3,147,254
Marriott International, Inc., Class A	7,080	896,328
McDonald’s Corp.	104,062	16,305,475
Starbucks Corp.	62,640	3,059,964
Vail Resorts, Inc.	5,621	1,541,222
Yum China Holdings, Inc.	175,140	6,735,884
Yum! Brands, Inc.	59,966	4,690,541
Total		65,385,026
Household Durables 0.6%
NVR, Inc.(a)	2,698	8,014,004
Tupperware Brands Corp.	43,475	1,792,909
Total		9,806,913
Internet & Direct Marketing Retail 7.6%
Amazon.com, Inc.(a)	51,131	86,912,474
Booking Holdings, Inc.(a)	6,930	14,047,734
Netflix, Inc.(a)	45,762	17,912,619
Qurate Retail, Inc.(a)	233,157	4,947,591
TripAdvisor, Inc.(a)	96,200	5,359,302
Wayfair, Inc., Class A(a)	6,780	805,193
Total		129,984,913
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 1.1%
Cable One, Inc.	1,553	1,138,799
Comcast Corp., Class A	254,960	8,365,238
GCI Liberty, Inc., Class A(a)	15,960	719,477
Live Nation Entertainment, Inc.(a)	100,514	4,881,965
Madison Square Garden Co. (The), Class A(a)	11,689	3,625,811
Total		18,731,290
Multiline Retail 0.2%
Dollar General Corp.	14,900	1,469,140
Dollar Tree, Inc.(a)	21,610	1,836,850
Nordstrom, Inc.	17,020	881,296
Total		4,187,286
Specialty Retail 4.1%
Burlington Stores, Inc.(a)	17,080	2,571,052
Gap, Inc. (The)	48,550	1,572,535
Home Depot, Inc. (The)	164,896	32,171,210
Lowe’s Companies, Inc.	113,220	10,820,435
Michaels Companies, Inc. (The)(a)	179,060	3,432,580
O’Reilly Automotive, Inc.(a)	18,384	5,029,311
Ross Stores, Inc.	53,720	4,552,770
Tiffany & Co.	11,700	1,539,720
TJX Companies, Inc. (The)	6,510	619,622
Tractor Supply Co.	88,482	6,767,988
Ulta Beauty, Inc.(a)	1,760	410,890
Total		69,488,113
Textiles, Apparel & Luxury Goods 1.2%
lululemon athletica, Inc.(a)	35,514	4,433,923
Michael Kors Holdings Ltd.(a)	55,310	3,683,646
Nike, Inc., Class B	87,040	6,935,347
Skechers U.S.A., Inc., Class A(a)	103,423	3,103,724
Tapestry, Inc.	17,390	812,287
VF Corp.	8,910	726,343
Total		19,695,270
Total Consumer Discretionary		328,963,909
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	95

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.3%
Beverages 0.8%
Brown-Forman Corp., Class B	19,480	954,715
Coca-Cola Co. (The)	75,341	3,304,456
Constellation Brands, Inc., Class A	8,724	1,909,422
Monster Beverage Corp.(a)	129,550	7,423,215
Total		13,591,808
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	80,938	16,914,423
Sprouts Farmers Market, Inc.(a)	123,597	2,727,786
Total		19,642,209
Food Products 0.5%
Lamb Weston Holdings, Inc.	94,330	6,462,548
Pilgrim’s Pride Corp.(a)	89,946	1,810,613
Total		8,273,161
Personal Products 0.9%
Estee Lauder Companies, Inc. (The), Class A	96,288	13,739,335
Nu Skin Enterprises, Inc., Class A	17,780	1,390,218
Total		15,129,553
Total Consumer Staples		56,636,731
Energy 1.7%
Energy Equipment & Services 0.1%
Halliburton Co.	39,190	1,765,902
Oil, Gas & Consumable Fuels 1.6%
Cabot Oil & Gas Corp.	711,140	16,925,132
Cheniere Energy, Inc.(a)	92,991	6,062,083
Cimarex Energy Co.	10,886	1,107,542
Gulfport Energy Corp.(a)	20,270	254,794
ONEOK, Inc.	21,336	1,489,893
Pioneer Natural Resources Co.	10,190	1,928,355
Total		27,767,799
Total Energy		29,533,701
Financials 2.2%
Banks 0.4%
First Hawaiian, Inc.	42,230	1,225,514
Western Alliance Bancorp(a)	87,570	4,957,338
Total		6,182,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.5%
Artisan Partners Asset Management, Inc., Class A	113,905	3,434,236
BGC Partners, Inc., Class A	46,980	531,814
Cboe Global Markets, Inc.	116,137	12,086,377
MSCI, Inc.	12,660	2,094,344
SEI Investments Co.	57,310	3,583,021
T. Rowe Price Group, Inc.	17,840	2,071,046
Virtu Financial, Inc. Class A	43,470	1,154,128
Total		24,954,966
Consumer Finance —%
Santander Consumer U.S.A. Holdings, Inc.	25,840	493,286
Insurance 0.3%
RenaissanceRe Holdings Ltd.	45,170	5,434,854
Total Financials		37,065,958
Health Care 16.5%
Biotechnology 4.0%
AbbVie, Inc.	152,869	14,163,313
ACADIA Pharmaceuticals, Inc.(a)	52,850	807,020
Alkermes PLC(a)	29,789	1,226,115
Alnylam Pharmaceuticals, Inc.(a)	76,148	7,499,817
Biogen, Inc.(a)	14,210	4,124,310
BioMarin Pharmaceutical, Inc.(a)	7,540	710,268
bluebird bio, Inc.(a)	30,120	4,727,334
Celgene Corp.(a)	4,380	347,860
Exelixis, Inc.(a)	63,580	1,368,242
Gilead Sciences, Inc.	156,560	11,090,710
Incyte Corp.(a)	15,750	1,055,250
Ionis Pharmaceuticals, Inc.(a)	73,870	3,078,163
Regeneron Pharmaceuticals, Inc.(a)	8,156	2,813,738
Sage Therapeutics, Inc.(a)	16,408	2,568,344
Seattle Genetics, Inc.(a)	17,670	1,173,111
Vertex Pharmaceuticals, Inc.(a)	63,930	10,865,543
Total		67,619,138
Health Care Equipment & Supplies 5.1%
ABIOMED, Inc.(a)	1,390	568,580
Align Technology, Inc.(a)	29,830	10,206,036
Baxter International, Inc.	19,625	1,449,110
Becton Dickinson and Co.	16,091	3,854,760

The accompanying Notes to Financial Statements are an integral part of this statement.
96	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Boston Scientific Corp.(a)	237,272	7,758,794
Cooper Companies, Inc. (The)	43,747	10,300,231
DexCom, Inc.(a)	64,640	6,139,507
Edwards Lifesciences Corp.(a)	23,099	3,362,521
Hill-Rom Holdings, Inc.	8,280	723,175
ICU Medical, Inc.(a)	1,956	574,379
IDEXX Laboratories, Inc.(a)	27,222	5,932,763
Intuitive Surgical, Inc.(a)	26,452	12,656,753
Masimo Corp.(a)	15,680	1,531,152
Penumbra, Inc.(a)	13,230	1,827,725
ResMed, Inc.	69,315	7,179,648
Stryker Corp.	13,550	2,288,053
Teleflex, Inc.	9,204	2,468,605
Varian Medical Systems, Inc.(a)	32,160	3,657,235
West Pharmaceutical Services, Inc.	40,519	4,023,132
Total		86,502,159
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	84,655	7,218,532
Centene Corp.(a)	63,320	7,801,657
Express Scripts Holding Co.(a)	20,766	1,603,343
Humana, Inc.	14,190	4,223,370
Patterson Companies, Inc.	23,760	538,639
UnitedHealth Group, Inc.	123,092	30,199,391
WellCare Health Plans, Inc.(a)	28,050	6,907,032
Total		58,491,964
Health Care Technology 0.7%
Cerner Corp.(a)	95,650	5,718,914
Veeva Systems Inc., Class A(a)	67,491	5,187,358
Total		10,906,272
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	40,380	2,497,099
Bio-Techne Corp.	5,088	752,770
Bruker Corp.	130,050	3,776,652
Illumina, Inc.(a)	27,579	7,702,539
IQVIA Holdings, Inc.(a)	7,890	787,580
Mettler-Toledo International, Inc.(a)	6,439	3,725,798
QIAGEN NV(a)	33,372	1,206,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Thermo Fisher Scientific, Inc.	26,993	5,591,330
Waters Corp.(a)	18,629	3,606,388
Total		29,646,887
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.	147,359	8,154,847
Eli Lilly & Co.	47,906	4,087,819
Zoetis, Inc.	183,265	15,612,345
Total		27,855,011
Total Health Care		281,021,431
Industrials 9.0%
Aerospace & Defense 0.9%
Boeing Co. (The)	19,597	6,574,989
Curtiss-Wright Corp.	19,520	2,323,270
Hexcel Corp.	15,260	1,012,959
Northrop Grumman Corp.	18,448	5,676,450
Total		15,587,668
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	63,150	5,283,129
Expeditors International of Washington, Inc.	101,190	7,396,989
Total		12,680,118
Airlines 0.2%
Copa Holdings SA, Class A	43,244	4,091,748
Building Products 0.1%
AO Smith Corp.	27,055	1,600,303
Commercial Services & Supplies 1.4%
Copart, Inc.(a)	163,201	9,230,649
KAR Auction Services, Inc.	35,430	1,941,564
Rollins, Inc.	95,360	5,014,029
Waste Management, Inc.	92,510	7,524,763
Total		23,711,005
Construction & Engineering 0.1%
Quanta Services, Inc.(a)	32,860	1,097,524
Electrical Equipment 0.5%
AMETEK, Inc.	65,229	4,706,925
Rockwell Automation, Inc.	21,110	3,509,115
Total		8,216,040

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	97

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.1%
Fortive Corp.	77,155	5,949,422
Gardner Denver Holdings, Inc.(a)	59,280	1,742,239
Graco, Inc.	343,591	15,537,185
IDEX Corp.	14,630	1,996,702
Illinois Tool Works, Inc.	8,964	1,241,873
Lincoln Electric Holdings, Inc.	13,670	1,199,679
Toro Co. (The)	57,380	3,457,145
WABCO Holdings, Inc.(a)	37,290	4,363,676
Total		35,487,921
Professional Services 0.6%
Dun & Bradstreet Corp. (The)	30,584	3,751,128
TransUnion	94,610	6,777,860
Total		10,528,988
Road & Rail 1.0%
JB Hunt Transport Services, Inc.	73,332	8,913,504
Landstar System, Inc.	30,984	3,383,453
Old Dominion Freight Line, Inc.	29,459	4,388,213
Total		16,685,170
Trading Companies & Distributors 1.4%
Fastenal Co.	71,630	3,447,552
HD Supply Holdings, Inc.(a)	144,230	6,186,025
Watsco, Inc.	26,630	4,747,596
WW Grainger, Inc.	30,200	9,313,680
Total		23,694,853
Total Industrials		153,381,338
Information Technology 42.9%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	7,460	1,920,876
F5 Networks, Inc.(a)	32,771	5,651,359
Palo Alto Networks, Inc.(a)	40,330	8,286,605
Total		15,858,840
Electronic Equipment, Instruments & Components 0.7%
CDW Corp.	25,280	2,042,371
Cognex Corp.	39,230	1,750,051
Coherent, Inc.(a)	6,440	1,007,345
IPG Photonics Corp.(a)	9,740	2,148,936
Common Stocks (continued)
Issuer	Shares	Value ($)
Trimble Navigation Ltd.(a)	111,667	3,667,144
Zebra Technologies Corp., Class A(a)	10,292	1,474,329
Total		12,090,176
Internet Software & Services 10.2%
Akamai Technologies, Inc.(a)	27,630	2,023,345
Alphabet, Inc., Class A(a)	38,049	42,964,550
Alphabet, Inc., Class C(a)	39,551	44,125,073
Facebook, Inc., Class A(a)	313,822	60,981,891
GoDaddy, Inc., Class A(a)	97,970	6,916,682
IAC/InterActiveCorp (a)	26,870	4,097,406
Nutanix, Inc., Class A(a)	52,703	2,717,894
Twilio, Inc., Class A(a)	12,840	719,297
Twitter, Inc.(a)	108,702	4,747,016
VeriSign, Inc.(a)	27,820	3,823,025
Total		173,116,179
IT Services 7.2%
Accenture PLC, Class A	33,381	5,460,798
Broadridge Financial Solutions, Inc.	13,540	1,558,454
Cognizant Technology Solutions Corp., Class A	70,700	5,584,593
Euronet Worldwide, Inc.(a)	101,717	8,520,833
First Data Corp., Class A(a)	222,850	4,664,250
Fiserv, Inc.(a)	23,620	1,750,006
Global Payments, Inc.	6,970	777,085
Jack Henry & Associates, Inc.	69,785	9,097,173
MasterCard, Inc., Class A	153,983	30,260,739
PayPal Holdings, Inc.(a)	175,800	14,638,866
Square, Inc., Class A(a)	91,464	5,637,841
Total System Services, Inc.	56,600	4,783,832
Visa, Inc., Class A	211,246	27,979,533
Worldpay, Inc., Class A(a)	24,380	1,993,796
Total		122,707,799
Semiconductors & Semiconductor Equipment 2.3%
KLA-Tencor Corp.	39,352	4,034,760
Microchip Technology, Inc.	33,660	3,061,377
MKS Instruments, Inc.	11,890	1,137,873
NVIDIA Corp.	55,772	13,212,387
Skyworks Solutions, Inc.	7,846	758,316
Texas Instruments, Inc.	37,963	4,185,421

The accompanying Notes to Financial Statements are an integral part of this statement.
98	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Universal Display Corp.	14,510	1,247,860
Xilinx, Inc.	175,450	11,449,867
Total		39,087,861
Software 14.9%
Activision Blizzard, Inc.	61,270	4,676,126
Adobe Systems, Inc.(a)	100,779	24,570,928
ANSYS, Inc.(a)	8,810	1,534,526
Aspen Technology, Inc.(a)	12,350	1,145,339
Autodesk, Inc.(a)	16,140	2,115,793
Cadence Design Systems, Inc.(a)	201,620	8,732,162
Citrix Systems, Inc.(a)	63,983	6,707,978
Dell Technologies, Inc. - VMware, Inc., Class V(a)	147,300	12,458,634
Electronic Arts, Inc.(a)	53,107	7,489,149
Fortinet, Inc.(a)	75,458	4,710,843
Intuit, Inc.	85,297	17,426,604
Microsoft Corp.	969,930	95,644,797
Oracle Corp.	82,890	3,652,133
Proofpoint, Inc.(a)	7,600	876,356
Red Hat, Inc.(a)	44,250	5,945,872
Salesforce.com, Inc.(a)	130,409	17,787,788
ServiceNow, Inc.(a)	42,751	7,373,265
Splunk, Inc.(a)	100,240	9,934,786
Synopsys, Inc.(a)	24,080	2,060,526
Tableau Software, Inc., Class A(a)	99,281	9,704,718
Ultimate Software Group, Inc. (The)(a)	2,820	725,614
Workday, Inc., Class A(a)	77,111	9,339,684
Total		254,613,621
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	577,252	106,855,118
NetApp, Inc.	55,032	4,321,663
Western Digital Corp.	37,649	2,914,409
Total		114,091,190
Total Information Technology		731,565,666
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.4%
Chemicals 0.8%
Praxair, Inc.	9,430	1,491,354
Westlake Chemical Corp.	29,993	3,228,147
WR Grace & Co.	114,520	8,395,461
Total		13,114,962
Construction Materials —%
Eagle Materials, Inc.	6,478	679,996
Containers & Packaging 0.6%
AptarGroup, Inc.	91,609	8,554,449
Graphic Packaging Holding Co.	73,540	1,067,065
Total		9,621,514
Total Materials		23,416,472
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	34,690	5,001,257
Boston Properties, Inc.	22,080	2,769,273
Crown Castle International Corp.	22,780	2,456,140
CubeSmart	58,040	1,870,049
Equity LifeStyle Properties, Inc.	47,030	4,322,057
Extra Space Storage, Inc.	54,466	5,436,251
Hudson Pacific Properties, Inc.	51,218	1,814,654
Outfront Media, Inc.	17,400	338,430
SBA Communications Corp.(a)	57,860	9,553,843
Simon Property Group, Inc.	40,210	6,843,340
Taubman Centers, Inc.	59,384	3,489,404
Total		43,894,698
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A(a)	105,285	5,026,306
Total Real Estate		48,921,004
Total Common Stocks (Cost $1,442,899,009)		1,690,506,210

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	99

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, June 30, 2018 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	14,450,167	14,450,167
Total Money Market Funds (Cost $14,450,167)		14,450,167
Total Investments in Securities (Cost: $1,457,349,176)		1,704,956,377
Other Assets & Liabilities, Net		1,068,722
Net Assets		1,706,025,099
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	15,838,219	57,563,481	(58,951,533)	14,450,167	(214)	(1,070)	146,225	14,450,167
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	328,963,909	—	—	—	328,963,909
Consumer Staples	56,636,731	—	—	—	56,636,731
Energy	29,533,701	—	—	—	29,533,701
Financials	37,065,958	—	—	—	37,065,958
Health Care	281,021,431	—	—	—	281,021,431
Industrials	153,381,338	—	—	—	153,381,338
Information Technology	731,565,666	—	—	—	731,565,666
Materials	23,416,472	—	—	—	23,416,472
Real Estate	48,921,004	—	—	—	48,921,004
Total Common Stocks	1,690,506,210	—	—	—	1,690,506,210
Money Market Funds	—	—	—	14,450,167	14,450,167
Total Investments in Securities	1,690,506,210	—	—	14,450,167	1,704,956,377
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	101

Portfolio of Investments
CTIVPSM – MFS® Value Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 6.2%
Auto Components 0.9%
Aptiv PLC	185,204	16,970,242
Automobiles 0.1%
Harley-Davidson, Inc.	65,767	2,767,475
Household Durables 0.3%
Newell Brands, Inc.	199,721	5,150,805
Leisure Products 0.2%
Hasbro, Inc.	43,340	4,000,715
Media 4.2%
Comcast Corp., Class A	1,307,007	42,882,900
Interpublic Group of Companies, Inc. (The)	673,073	15,776,831
Omnicom Group, Inc.	332,611	25,368,241
Total		84,027,972
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	441,436	9,720,421
Total Consumer Discretionary		122,637,630
Consumer Staples 10.8%
Beverages 1.8%
Diageo PLC	684,238	24,581,873
PepsiCo, Inc.	89,967	9,794,707
Total		34,376,580
Food Products 4.1%
Archer-Daniels-Midland Co.	265,989	12,190,276
Danone SA	123,199	8,995,067
General Mills, Inc.	487,027	21,555,815
JM Smucker Co. (The)	74,214	7,976,521
Nestlé SA, Registered Shares	399,011	30,923,691
Total		81,641,370
Household Products 1.3%
Colgate-Palmolive Co.	62,330	4,039,608
Kimberly-Clark Corp.	56,809	5,984,260
Procter & Gamble Co. (The)	57,488	4,487,513
Reckitt Benckiser Group PLC	122,273	10,046,544
Total		24,557,925
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.3%
Coty, Inc., Class A	416,078	5,866,700
Tobacco 3.3%
Altria Group, Inc.	257,664	14,632,739
Philip Morris International, Inc.	632,079	51,034,058
Total		65,666,797
Total Consumer Staples		212,109,372
Energy 5.6%
Energy Equipment & Services 1.8%
Schlumberger Ltd.	513,356	34,410,253
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp.	147,811	18,687,745
EOG Resources, Inc.	183,417	22,822,577
Exxon Mobil Corp.	214,911	17,779,587
Occidental Petroleum Corp.	188,467	15,770,918
Total		75,060,827
Total Energy		109,471,080
Financials 30.1%
Banks 13.8%
Citigroup, Inc.	654,314	43,786,693
JPMorgan Chase & Co.	878,834	91,574,503
PNC Financial Services Group, Inc. (The)	215,868	29,163,767
U.S. Bancorp	853,242	42,679,165
Wells Fargo & Co.	1,193,165	66,149,067
Total		273,353,195
Capital Markets 8.0%
Bank of New York Mellon Corp. (The)	431,813	23,287,675
BlackRock, Inc.	44,839	22,376,455
Franklin Resources, Inc.	13,251	424,695
Goldman Sachs Group, Inc. (The)	205,407	45,306,622
Moody’s Corp.	89,797	15,315,776
Nasdaq, Inc.	252,933	23,085,195
State Street Corp.	186,471	17,358,585
T. Rowe Price Group, Inc.	95,489	11,085,318
Total		158,240,321
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – MFS® Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.1%
American Express Co.	225,940	22,142,120
Insurance 7.2%
Aon PLC	263,023	36,078,865
Chubb Ltd.	286,847	36,435,306
MetLife, Inc.	494,012	21,538,923
Prudential Financial, Inc.	109,868	10,273,757
Travelers Companies, Inc. (The)	301,233	36,852,845
Total		141,179,696
Total Financials		594,915,332
Health Care 15.6%
Health Care Equipment & Supplies 5.2%
Abbott Laboratories	450,159	27,455,197
Danaher Corp.	274,065	27,044,734
Medtronic PLC	570,022	48,799,584
Total		103,299,515
Health Care Providers & Services 2.1%
CIGNA Corp.	106,128	18,036,454
Express Scripts Holding Co.(a)	141,824	10,950,231
McKesson Corp.	97,626	13,023,308
Total		42,009,993
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	128,282	26,572,334
Pharmaceuticals 6.9%
Johnson & Johnson	537,273	65,192,706
Merck & Co., Inc.	290,232	17,617,082
Novartis AG, Registered Shares	56,430	4,274,626
Pfizer, Inc.	1,236,663	44,866,134
Roche Holding AG, Genusschein Shares	16,186	3,590,996
Total		135,541,544
Total Health Care		307,423,386
Industrials 14.2%
Aerospace & Defense 3.2%
Lockheed Martin Corp.	41,613	12,293,729
Northrop Grumman Corp.	97,735	30,073,059
United Technologies Corp.	165,134	20,646,704
Total		63,013,492
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	103,939	11,041,440
Building Products 1.7%
Johnson Controls International PLC	991,859	33,177,684
Electrical Equipment 0.9%
Eaton Corp. PLC	252,988	18,908,323
Industrial Conglomerates 3.1%
3M Co.	117,004	23,017,027
Honeywell International, Inc.	263,427	37,946,659
Total		60,963,686
Machinery 2.2%
Illinois Tool Works, Inc.	118,417	16,405,491
Ingersoll-Rand PLC	160,118	14,367,388
Stanley Black & Decker, Inc.	99,960	13,275,688
Total		44,048,567
Professional Services 0.6%
Equifax, Inc.	91,841	11,490,227
Road & Rail 1.7%
Canadian National Railway Co.	142,766	11,671,121
Union Pacific Corp.	155,630	22,049,658
Total		33,720,779
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)	101,371	4,347,802
Total Industrials		280,712,000
Information Technology 8.7%
IT Services 6.7%
Accenture PLC, Class A	371,723	60,810,165
Amdocs Ltd.	75,893	5,023,358
Cognizant Technology Solutions Corp., Class A	106,943	8,447,428
DXC Technology Co.	127,297	10,261,411
Fidelity National Information Services, Inc.	219,757	23,300,835
Fiserv, Inc.(a)	262,711	19,464,258
International Business Machines Corp.	38,119	5,325,224
Total		132,632,679

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	103

Portfolio of Investments   (continued)
CTIVPSM – MFS® Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.0%
Analog Devices, Inc.	89,570	8,591,555
Texas Instruments, Inc.	282,913	31,191,158
Total		39,782,713
Total Information Technology		172,415,392
Materials 3.5%
Chemicals 3.1%
DowDuPont, Inc.	117,771	7,763,464
PPG Industries, Inc.	341,609	35,435,102
Sherwin-Williams Co. (The)	44,475	18,126,676
Total		61,325,242
Containers & Packaging 0.4%
Crown Holdings, Inc.(a)	160,361	7,177,758
Total Materials		68,503,000
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	36,816	8,352,078
Total Real Estate		8,352,078
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	318,324	16,014,880
Total Telecommunication Services		16,014,880
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.9%
Electric Utilities 2.9%
Duke Energy Corp.	411,880	32,571,470
Southern Co. (The)	349,480	16,184,419
Xcel Energy, Inc.	175,377	8,011,221
Total		56,767,110
Total Utilities		56,767,110
Total Common Stocks (Cost $1,456,179,382)		1,949,321,260

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	8,607,349	8,607,349
Total Money Market Funds (Cost $8,607,349)		8,607,349
Total Investments in Securities (Cost: $1,464,786,731)		1,957,928,609
Other Assets & Liabilities, Net		15,481,198
Net Assets		1,973,409,807

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	14,243,935	175,858,512	(181,495,098)	8,607,349	(4,454)	—	132,294	8,607,349
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – MFS® Value Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	122,637,630	—	—	—	122,637,630
Consumer Staples	137,562,197	74,547,175	—	—	212,109,372
Energy	109,471,080	—	—	—	109,471,080
Financials	594,915,332	—	—	—	594,915,332
Health Care	299,557,764	7,865,622	—	—	307,423,386
Industrials	280,712,000	—	—	—	280,712,000
Information Technology	172,415,392	—	—	—	172,415,392
Materials	68,503,000	—	—	—	68,503,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	105

Portfolio of Investments   (continued)
CTIVPSM – MFS® Value Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	8,352,078	—	—	—	8,352,078
Telecommunication Services	16,014,880	—	—	—	16,014,880
Utilities	56,767,110	—	—	—	56,767,110
Total Common Stocks	1,866,908,463	82,412,797	—	—	1,949,321,260
Money Market Funds	—	—	—	8,607,349	8,607,349
Total Investments in Securities	1,866,908,463	82,412,797	—	8,607,349	1,957,928,609
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
CTIVPSM – Morgan Stanley Advantage Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 22.7%
Hotels, Restaurants & Leisure 5.7%
Starbucks Corp.	1,795,379	87,704,264
Whitbread PLC	546,416	28,483,283
Total		116,187,547
Internet & Direct Marketing Retail 10.7%
Amazon.com, Inc.(a)	111,087	188,825,682
Booking Holdings, Inc.(a)	14,132	28,646,836
Total		217,472,518
Media 1.5%
Walt Disney Co. (The)	296,975	31,125,950
Textiles, Apparel & Luxury Goods 4.8%
LVMH Moet Hennessy Louis Vuitton SE	296,060	98,297,533
Total Consumer Discretionary		463,083,548
Financials 3.8%
Capital Markets 1.5%
S&P Global, Inc.	145,852	29,737,764
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(a)	159,267	29,727,185
Insurance 0.9%
Markel Corp.(a)	17,442	18,913,233
Total Financials		78,378,182
Health Care 4.9%
Health Care Equipment & Supplies 2.4%
Danaher Corp.	507,270	50,057,404
Pharmaceuticals 2.5%
Zoetis, Inc.	597,358	50,888,928
Total Health Care		100,946,332
Industrials 19.1%
Aerospace & Defense 3.5%
United Technologies Corp.	567,816	70,994,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 4.6%
Copart, Inc.(a)	567,239	32,083,038
Rollins, Inc.	607,329	31,933,359
Waste Management, Inc.	364,400	29,640,296
Total		93,656,693
Machinery 1.6%
Fortive Corp.	414,792	31,984,611
Road & Rail 8.4%
Canadian National Railway Co.	891,887	72,911,762
Union Pacific Corp.	703,664	99,695,116
Total		172,606,878
Trading Companies & Distributors 1.0%
Watsco, Inc.	113,535	20,241,020
Total Industrials		389,483,236
Information Technology 39.6%
Internet Software & Services 16.4%
Alphabet, Inc., Class C(a)	88,175	98,372,439
Facebook, Inc., Class A(a)	504,471	98,028,804
Twitter, Inc.(a)	3,158,049	137,912,000
Total		334,313,243
IT Services 1.5%
Broadridge Financial Solutions, Inc.	267,058	30,738,376
Software 21.7%
Activision Blizzard, Inc.	1,320,223	100,759,419
ANSYS, Inc.(a)	179,372	31,243,015
Constellation Software, Inc.	42,005	32,576,121
Intuit, Inc.	150,019	30,649,632
Salesforce.com, Inc.(a)	665,123	90,722,777
ServiceNow, Inc.(a)	282,828	48,779,345
SS&C Technologies Holdings, Inc.	595,460	30,904,374
Tyler Technologies, Inc.(a)	133,435	29,635,914
Workday, Inc., Class A(a)	404,041	48,937,446
Total		444,208,043
Total Information Technology		809,259,662
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	107

Portfolio of Investments   (continued)
CTIVPSM – Morgan Stanley Advantage Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 7.7%
Chemicals 4.5%
Ecolab, Inc.	208,905	29,315,639
Praxair, Inc.	195,067	30,849,846
Sherwin-Williams Co. (The)	79,370	32,348,831
Total		92,514,316
Construction Materials 3.2%
Martin Marietta Materials, Inc.	142,579	31,842,168
Vulcan Materials Co.	253,165	32,673,475
Total		64,515,643
Total Materials		157,029,959
Total Common Stocks (Cost $1,592,615,780)		1,998,180,919

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	42,421,051	42,421,051
Total Money Market Funds (Cost $42,421,051)		42,421,051
Total Investments in Securities (Cost: $1,635,036,831)		2,040,601,970
Other Assets & Liabilities, Net		2,450,789
Net Assets		2,043,052,759

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	66,175,288	378,175,735	(401,929,972)	42,421,051	10,957	(3,984)	486,364	42,421,051
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Morgan Stanley Advantage Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	336,302,732	126,780,816	—	—	463,083,548
Financials	78,378,182	—	—	—	78,378,182
Health Care	100,946,332	—	—	—	100,946,332
Industrials	389,483,236	—	—	—	389,483,236
Information Technology	809,259,662	—	—	—	809,259,662
Materials	157,029,959	—	—	—	157,029,959
Total Common Stocks	1,871,400,103	126,780,816	—	—	1,998,180,919
Money Market Funds	—	—	—	42,421,051	42,421,051
Total Investments in Securities	1,871,400,103	126,780,816	—	42,421,051	2,040,601,970
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	109

Portfolio of Investments
CTIVPSM – Oppenheimer International Growth Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 2.2%
CSL Ltd.	175,056	24,918,023
James Hardie Industries PLC	547,027	9,171,511
Total		34,089,534
Austria 1.4%
ams AG	289,933	21,501,470
Brazil 0.3%
Cielo SA	1,273,000	5,435,890
Canada 4.4%
Alimentation Couche-Tard, Inc., Class B	318,867	13,851,972
CCL Industries, Inc.	415,144	20,352,208
Dollarama, Inc.	399,441	15,483,599
Saputo, Inc.	564,373	18,738,738
Total		68,426,517
China 3.7%
Alibaba Group Holding Ltd., ADR(a)	56,548	10,491,350
Baidu, Inc., ADR(a)	79,190	19,243,170
JD.com, Inc., ADR(a)	370,986	14,449,905
WH Group Ltd.	16,745,500	13,550,236
Total		57,734,661
Denmark 3.9%
Novo Nordisk A/S, Class B	450,888	20,826,771
Novozymes AS, Class B	248,486	12,567,985
Pandora A/S	148,870	10,375,856
William Demant Holding AS(a)	418,928	16,812,451
Total		60,583,063
Finland 1.4%
Nokia OYJ	3,946,635	22,637,429
France 16.0%
Airbus Group SE	166,590	19,440,190
AtoS	186,319	25,335,076
Dassault Systemes	116,045	16,239,761
Edenred	549,367	17,352,693
Essilor International Cie Generale d’Optique SA	92,267	13,009,299
Hermes International	34,340	20,976,740
Iliad SA	68,970	10,882,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Legrand SA	232,110	17,001,385
LVMH Moet Hennessy Louis Vuitton SE	74,250	24,652,408
Pernod Ricard SA	112,000	18,278,940
SEB SA Loyalty Shares(a),(b)	103,871	18,121,944
STMicroelectronics NV	1,166,980	25,910,808
Technicolor SA	1,954,250	2,401,097
Valeo SA	391,030	21,320,369
Total		250,923,150
Germany 13.1%
Bayer AG, Registered Shares	174,114	19,121,828
Bayerische Motoren Werke AG	154,329	13,950,179
Brenntag AG	252,698	14,040,321
Continental AG	106,415	24,217,696
Infineon Technologies AG	1,511,926	38,404,885
ProSiebenSat.1 Media AG	519,356	13,142,309
SAP SE	298,014	34,396,118
Scout24 AG(c)	387,766	20,524,102
Siemens Healthineers AG(a)	299,443	12,339,630
United Internet AG	261,836	14,948,682
Total		205,085,750
India 2.9%
Hero Honda Motors Ltd.	457,157	23,180,117
ICICI Bank Ltd., ADR	2,741,395	22,013,402
Total		45,193,519
Japan 11.2%
Hitachi Ltd.	2,952,000	20,796,792
Hoya Corp.	285,200	16,179,108
Keyence Corp.	39,820	22,459,059
Koito Manufacturing Co., Ltd.	310,000	20,476,464
Kubota Corp.	984,500	15,451,663
Nidec Corp.	133,600	19,985,182
Nippon Telegraph & Telephone Corp.	599,400	27,229,551
Nitori Co., Ltd.	110,900	17,253,624
Subaru Corp.	547,500	15,924,045
Total		175,755,488
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Oppenheimer International Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jersey 0.6%
Ferguson PLC	125,657	10,166,635
Luxembourg 1.2%
SES SA FDR	1,031,490	18,855,347
Netherlands 5.3%
Aalberts Industries NV	399,238	19,071,789
ASML Holding NV	126,705	25,072,996
Boskalis Westminster	594,743	17,282,908
Heineken NV	155,241	15,553,366
Koninklijke Vopak NV	136,922	6,310,998
Total		83,292,057
South Africa 0.7%
SPAR Group Ltd. (The)	850,421	11,495,175
Spain 4.3%
Amadeus IT Group SA, Class A	230,607	18,133,195
Grifols SA	767,413	23,001,550
Prosegur Cash SA(c)	4,025,099	10,858,180
Prosegur Cia de Seguridad SA, Registered Shares	2,397,076	15,615,147
Total		67,608,072
Sweden 2.3%
Atlas Copco AB, Class A	470,009	13,611,721
Epiroc AB, Class A(a)	620,599	6,512,418
Swedish Match AB	318,708	15,751,093
Total		35,875,232
Switzerland 9.6%
Barry Callebaut AG	7,952	14,249,330
Cie Financiere Richemont SA, Class A, Registered Shares	152,050	12,853,466
Lonza Group AG, Registered Shares	74,197	19,606,297
Roche Holding AG, Genusschein Shares	60,377	13,395,131
Sika AG(a)	115,500	15,958,590
Sonova Holding AG	86,681	15,505,805
Temenos Group AG	223,763	33,650,952
Common Stocks (continued)
Issuer	Shares	Value ($)
UBS AG	551,100	8,448,563
VAT Group AG	132,950	17,702,711
Total		151,370,845
Thailand 0.8%
CP ALL PCL, Foreign Registered Shares	6,006,300	13,311,691
United Kingdom 11.0%
Bunzl PLC	743,375	22,450,770
Domino’s Pizza Group PLC	2,877,718	13,133,706
Essentra PLC	1,280,485	8,106,830
Intertek Group PLC	164,440	12,364,342
Melrose Industries PLC	2,168,762	6,068,340
Prudential PLC	811,780	18,505,605
Reckitt Benckiser Group PLC	244,011	20,049,130
Spectris PLC	235,781	8,101,054
TechnipFMC PLC	532,932	16,949,892
TP ICAP PLC	1,829,975	10,153,117
Travis Perkins PLC	579,420	10,857,567
Weir Group PLC (The)	420,496	11,043,173
Whitbread PLC	269,709	14,059,247
Total		171,842,773
United States 1.3%
Carnival Corp.	351,860	20,165,097
Total Common Stocks (Cost $1,331,195,358)		1,531,349,395

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(d),(e)	23,365,469	23,365,469
Total Money Market Funds (Cost $23,365,469)		23,365,469
Total Investments in Securities (Cost $1,354,560,827)		1,554,714,864
Other Assets & Liabilities, Net		14,123,820
Net Assets		$1,568,838,684

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	111

Portfolio of Investments   (continued)
CTIVPSM – Oppenheimer International Growth Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $18,121,944, which represents 1.16% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $31,382,282, which represents 2.00% of net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	24,307,337	139,657,909	(140,599,777)	23,365,469	2,116	—	154,018	23,365,469
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Oppenheimer International Growth Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	34,089,534	—	—	34,089,534
Austria	—	21,501,470	—	—	21,501,470
Brazil	5,435,890	—	—	—	5,435,890
Canada	68,426,517	—	—	—	68,426,517
China	44,184,425	13,550,236	—	—	57,734,661
Denmark	—	60,583,063	—	—	60,583,063
Finland	—	22,637,429	—	—	22,637,429
France	—	250,923,150	—	—	250,923,150
Germany	—	205,085,750	—	—	205,085,750
India	22,013,402	23,180,117	—	—	45,193,519
Japan	—	175,755,488	—	—	175,755,488
Jersey	—	10,166,635	—	—	10,166,635
Luxembourg	—	18,855,347	—	—	18,855,347
Netherlands	—	83,292,057	—	—	83,292,057
South Africa	—	11,495,175	—	—	11,495,175
Spain	—	67,608,072	—	—	67,608,072
Sweden	—	35,875,232	—	—	35,875,232
Switzerland	—	151,370,845	—	—	151,370,845
Thailand	—	13,311,691	—	—	13,311,691
United Kingdom	—	171,842,773	—	—	171,842,773
United States	20,165,097	—	—	—	20,165,097
Total Common Stocks	160,225,331	1,371,124,064	—	—	1,531,349,395
Money Market Funds	—	—	—	23,365,469	23,365,469
Total Investments in Securities	160,225,331	1,371,124,064	—	23,365,469	1,554,714,864
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	113

Portfolio of Investments
CTIVPSM – T. Rowe Price Large Cap Value Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.2%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Auto Components 1.2%
Magna International, Inc.	454,800	26,437,524
Automobiles 0.2%
General Motors Co.	126,700	4,991,980
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	278,800	15,978,028
Las Vegas Sands Corp.	195,575	14,934,107
Total		30,912,135
Leisure Products 0.3%
Mattel, Inc.	467,317	7,673,345
Media 3.9%
21st Century Fox, Inc., Class B	1,055,400	51,999,558
Comcast Corp., Class A	737,200	24,187,532
News Corp., Class A	887,500	13,756,250
Total		89,943,340
Multiline Retail 0.5%
Kohl’s Corp.	170,900	12,458,610
Specialty Retail 0.1%
Lowe’s Companies, Inc.	23,700	2,265,009
Total Consumer Discretionary		174,681,943
Consumer Staples 8.5%
Beverages 1.1%
PepsiCo, Inc.	228,100	24,833,247
Food & Staples Retailing 1.4%
Walmart, Inc.	375,200	32,135,880
Food Products 3.3%
Bunge Ltd.	353,700	24,656,427
Tyson Foods, Inc., Class A	747,300	51,451,605
Total		76,108,032
Household Products 1.3%
Kimberly-Clark Corp.	294,200	30,991,028
Tobacco 1.4%
Philip Morris International, Inc.	398,400	32,166,816
Total Consumer Staples		196,235,003
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 10.9%
Oil, Gas & Consumable Fuels 10.9%
Apache Corp.	252,500	11,804,375
Canadian Natural Resources Ltd.	499,800	18,027,786
EQT Corp.	231,974	12,800,325
Exxon Mobil Corp.	696,700	57,637,991
Hess Corp.	412,400	27,585,436
Occidental Petroleum Corp.	357,600	29,923,968
Total SA, ADR	1,010,700	61,207,992
TransCanada Corp.	750,200	32,408,640
Total		251,396,513
Total Energy		251,396,513
Financials 23.8%
Banks 12.7%
Citigroup, Inc.	564,600	37,783,032
Fifth Third Bancorp	1,340,200	38,463,740
JPMorgan Chase & Co.	831,500	86,642,300
Signature Bank(a)	78,300	10,013,004
U.S. Bancorp	836,300	41,831,726
Wells Fargo & Co.	1,398,200	77,516,208
Total		292,250,010
Capital Markets 4.1%
Bank of New York Mellon Corp. (The)	652,700	35,200,111
Franklin Resources, Inc.	473,000	15,159,650
Morgan Stanley	919,700	43,593,780
Total		93,953,541
Insurance 7.0%
American International Group, Inc.	553,806	29,362,794
Brighthouse Financial, Inc.(a)	288,624	11,565,164
Chubb Ltd.	315,456	40,069,221
Loews Corp.	504,130	24,339,396
Marsh & McLennan Companies, Inc.	338,011	27,706,762
MetLife, Inc.	685,800	29,900,880
Total		162,944,217
Total Financials		549,147,768
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.3%
Biotechnology 0.9%
Gilead Sciences, Inc.	306,500	21,712,460
Health Care Equipment & Supplies 3.8%
Becton Dickinson and Co.	74,300	17,799,308
Hologic, Inc.(a)	590,500	23,472,375
Medtronic PLC	542,800	46,469,108
Total		87,740,791
Health Care Providers & Services 2.8%
Aetna, Inc.	228,700	41,966,450
CVS Health Corp.	347,500	22,361,625
Total		64,328,075
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	43,500	9,010,590
Pharmaceuticals 6.4%
Johnson & Johnson	303,800	36,863,092
Merck & Co., Inc.	709,900	43,090,930
Perrigo Co. PLC	252,400	18,402,484
Pfizer, Inc.	1,343,100	48,727,668
Total		147,084,174
Total Health Care		329,876,090
Industrials 8.9%
Aerospace & Defense 3.0%
Boeing Co. (The)	117,900	39,556,629
Raytheon Co.	72,200	13,947,596
United Technologies Corp.	123,400	15,428,702
Total		68,932,927
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	177,300	18,834,579
Airlines 1.3%
Southwest Airlines Co.	569,700	28,986,336
Building Products 1.4%
Johnson Controls International PLC	946,700	31,667,115
Commercial Services & Supplies 0.5%
Stericycle, Inc.(a)	176,800	11,543,272
Industrial Conglomerates 0.4%
General Electric Co.	663,800	9,034,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.6%
Illinois Tool Works, Inc.	105,200	14,574,408
Professional Services 0.4%
Nielsen Holdings PLC	301,443	9,323,632
Road & Rail 0.5%
Canadian Pacific Railway Ltd.	69,900	12,793,098
Total Industrials		205,689,685
Information Technology 9.6%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,155,800	49,734,074
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	178,900	16,111,734
Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	281,000	12,979,390
QUALCOMM, Inc.	647,600	36,343,312
Texas Instruments, Inc.	238,900	26,338,725
Total		75,661,427
Software 3.5%
Microsoft Corp.	808,309	79,707,351
Total Information Technology		221,214,586
Materials 4.3%
Chemicals 2.5%
CF Industries Holdings, Inc.	493,700	21,920,280
DowDuPont, Inc.	538,291	35,484,143
Total		57,404,423
Construction Materials 0.6%
Vulcan Materials Co.	100,700	12,996,342
Containers & Packaging 1.2%
International Paper Co.	553,000	28,800,240
Total Materials		99,201,005
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
SL Green Realty Corp.	148,000	14,878,440
Weyerhaeuser Co.	592,200	21,591,612
Total		36,470,052
Total Real Estate		36,470,052

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	115

Portfolio of Investments   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	762,500	38,361,375
Total Telecommunication Services		38,361,375
Utilities 5.0%
Electric Utilities 5.0%
Evergy, Inc.	463,900	26,047,985
Exelon Corp.	457,500	19,489,500
PG&E Corp.	620,813	26,421,801
Southern Co. (The)	941,700	43,610,127
Total		115,569,413
Total Utilities		115,569,413
Total Common Stocks (Cost $1,962,575,469)		2,217,843,433

Convertible Preferred Stocks 1.7%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.125%	87,348	5,402,474
Total Health Care			5,402,474
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.5%
Electric Utilities 0.9%
NextEra Energy, Inc.	6.123%	343,200	19,596,720
Multi-Utilities 0.6%
Sempra Energy	6.000%	140,247	14,474,893
Total Utilities			34,071,613
Total Convertible Preferred Stocks (Cost $35,254,780)			39,474,087

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	50,419,192	50,419,192
Total Money Market Funds (Cost $50,417,339)		50,419,192
Total Investments in Securities (Cost: $2,048,247,588)		2,307,736,712
Other Assets & Liabilities, Net		(3,046,408)
Net Assets		2,304,690,304

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	43,141,320	158,908,503	(151,630,631)	50,419,192	(1,717)	1,440	358,849	50,419,192
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
116	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	174,681,943	—	—	—	174,681,943
Consumer Staples	196,235,003	—	—	—	196,235,003
Energy	251,396,513	—	—	—	251,396,513
Financials	549,147,768	—	—	—	549,147,768
Health Care	329,876,090	—	—	—	329,876,090
Industrials	205,689,685	—	—	—	205,689,685
Information Technology	221,214,586	—	—	—	221,214,586
Materials	99,201,005	—	—	—	99,201,005
Real Estate	36,470,052	—	—	—	36,470,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	117

Portfolio of Investments   (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	38,361,375	—	—	—	38,361,375
Utilities	115,569,413	—	—	—	115,569,413
Total Common Stocks	2,217,843,433	—	—	—	2,217,843,433
Convertible Preferred Stocks
Health Care	5,402,474	—	—	—	5,402,474
Utilities	34,071,613	—	—	—	34,071,613
Total Convertible Preferred Stocks	39,474,087	—	—	—	39,474,087
Money Market Funds	—	—	—	50,419,192	50,419,192
Total Investments in Securities	2,257,317,520	—	—	50,419,192	2,307,736,712
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
118	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BlueMountain CLO Ltd.(a),(b),(c)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% 07/18/2027	3.150%	7,250,000	7,250,000
Cedar Funding V CLO Ltd.(a),(b)
Series 2016-5A Class A1
3-month USD LIBOR + 1.610% 07/17/2028	3.963%	8,000,000	8,000,272
Dryden XXV Senior Loan Fund(a),(b)
Series 2012-25A Class ARR
3-month USD LIBOR + 0.900% 10/15/2027	3.248%	8,000,000	7,995,392
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A1
1-month USD LIBOR + 0.800% 06/25/2026	2.891%	6,237,534	6,264,479
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.891%	3,090,000	3,104,880
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	3,354,958	3,267,568
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	3,003,923	2,906,576
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% 05/25/2034	3.380%	2,800,100	2,814,808
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.601%	7,432,957	7,472,061
Series 2014-2 Class A
1-month USD LIBOR + 0.640% 03/25/2083	2.731%	6,555,985	6,522,774
Series 2014-3 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.711%	6,601,696	6,571,470
Series 2014-4 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.711%	4,857,582	4,853,595
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% 04/25/2040	2.691%	7,054,214	7,069,749
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% 11/26/2040	2.661%	10,890,000	10,889,989
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.591%	7,950,000	8,294,014
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.141%	7,900,000	8,080,645
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
1-month USD LIBOR + 0.600% 10/27/2036	2.691%	60,280	60,140
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% 11/25/2048	3.041%	4,345,000	4,376,096
Octagon Investment Partners XXI Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.350% 11/14/2026	3.705%	6,400,000	6,410,317
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% 03/15/2055	2.551%	467,514	443,720
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	2.910%	7,800,000	7,771,126
Series 2009-3 Class A
1-month USD LIBOR + 0.750% 01/25/2045	2.841%	6,033,741	6,064,062
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% 01/25/2022	2.420%	13,250,000	12,984,022
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% 10/25/2024	2.740%	4,968,288	4,975,658
Series 2007-7 Class B
3-month USD LIBOR + 0.750% 10/27/2070	3.110%	1,990,000	1,883,855
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% 07/25/2022	4.010%	2,101,299	2,144,886
Series 2008-5 Class B
3-month USD LIBOR + 1.850% 07/25/2073	4.210%	5,860,000	6,065,719
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% 04/25/2023	3.860%	2,925,000	2,993,609
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	119

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-9 Class B
3-month USD LIBOR + 2.250% 10/25/2083	4.610%	5,775,000	6,005,622
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	2.741%	4,231,722	4,254,102
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% 04/25/2040	2.530%	13,000,000	12,721,976
Total Asset-Backed Securities — Non-Agency (Cost $179,055,817)			180,513,182

Commercial Mortgage-Backed Securities - Agency 4.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	7,010,000	6,983,455
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	13,196,950
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K155 Class A3
04/25/2033	3.750%	6,990,000	7,021,315
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF34 Class A
1-month USD LIBOR + 0.360% 08/25/2024	2.269%	6,049,035	6,050,983
Federal National Mortgage Association
04/01/2019	2.300%	7,625,784	7,612,491
11/01/2020	3.200%	3,795,984	3,814,936
12/01/2020	3.622%	403,469	409,513
04/01/2021	4.250%	3,941,000	4,060,489
06/01/2021	4.357%	6,158,083	6,364,286
08/01/2021	3.840%	9,070,854	9,283,264
06/01/2023	2.766%	3,255,413	3,199,901
12/01/2023	2.440%	3,110,242	3,015,983
03/01/2026	2.860%	4,600,000	4,482,000
08/01/2026	2.330%	6,215,000	5,760,957
05/01/2027	2.964%	7,063,397	6,888,537
05/01/2030	3.690%	12,741,000	12,844,198
05/01/2031	2.850%	6,420,000	5,985,399
07/01/2032	3.270%	5,615,000	5,418,032
Series 2001-M2 Class Z2
06/25/2031	6.300%	30,191	30,516
Federal National Mortgage Association(b),(e)
CMO Series 2013-M14 Class SA
1-month USD LIBOR + 6.650% 08/25/2018	4.559%	2,644,934	18,627
Federal National Mortgage Association(b)
Series 2017-M11 Class FA
1-month USD LIBOR + 0.470% 09/25/2024	2.443%	14,492,321	14,592,454
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e),(f)
CMO Series 2011-121 Class
06/16/2043	0.537%	7,158,952	88,196
CMO Series 2011-78 Class IX
08/16/2046	0.235%	10,168,630	128,381
CMO Series 2012-55 Class
04/16/2052	0.490%	2,130,854	37,089
Government National Mortgage Association(e)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	15,295,156	132,930
Total Commercial Mortgage-Backed Securities - Agency (Cost $133,563,985)			127,420,882

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	3,090,000	3,059,792
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/2030	2.959%	3,055,000	3,003,040
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	3,000,000	3,034,418
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,930,000	2,924,756
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,044,160
GS Mortgage Securities Corp. Trust(a)
Series 2012-SHOP Class A
06/05/2031	2.933%	2,840,000	2,843,126
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-CNTR Class A2
08/05/2032	4.311%	1,700,196	1,730,329
Series 2011-C3 Class A3
02/15/2046	4.388%	15,560	15,544
Series 2012-HSBC Class A
07/05/2032	3.093%	724,486	720,729
RBS Commercial Funding, Inc., Trust(a),(f)
Series 2013-GSP Class A
01/13/2032	3.834%	3,035,000	3,074,600
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	3,100,000	3,056,290

The accompanying Notes to Financial Statements are an integral part of this statement.
120	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2013-120B Class A
03/18/2028	2.800%	3,065,000	3,035,735
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $30,381,677)			29,542,519

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Ocean Rig UDW, Inc.(g)	38,062	1,122,068
Total Energy		1,122,068
Utilities —%
Electric Utilities —%
Homer City Holdings(g)	32,056	419,404
Total Utilities		419,404
Total Common Stocks (Cost $2,843,716)		1,541,472

Corporate Bonds & Notes 29.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Embraer SA
06/15/2022	5.150%	300,000	309,845
L3 Technologies, Inc.
06/15/2028	4.400%	6,315,000	6,285,654
Northrop Grumman Corp.
01/15/2025	2.930%	2,770,000	2,629,575
01/15/2028	3.250%	2,515,000	2,367,651
Total			11,592,725
Airlines 0.5%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	1,642,532	1,718,096
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,501,219	1,553,762
01/15/2023	4.950%	1,366,463	1,404,661
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	153,728	164,299
04/19/2022	5.983%	8,425,374	8,924,157
Guanay Finance Ltd.(a)
12/15/2020	6.000%	269,021	269,134
Total			14,034,109
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,280,113
Automotive 0.6%
Ford Motor Credit Co., LLC
05/03/2019	2.021%	7,000,000	6,941,571
General Motors Co.
10/02/2023	4.875%	1,320,000	1,356,297
General Motors Financial Co., Inc.
05/09/2019	2.400%	7,280,000	7,242,290
01/15/2020	3.150%	1,634,000	1,631,889
Total			17,172,047
Banking 10.1%
Banco de Credito del Peru(a)
09/16/2020	5.375%	300,000	310,770
Bank of America Corp.
01/15/2019	2.600%	866,000	865,409
10/19/2020	2.625%	2,000,000	1,974,676
Bank of America Corp.(h)
07/21/2021	2.369%	14,195,000	13,910,603
12/20/2023	3.004%	10,572,000	10,255,791
04/24/2028	3.705%	17,465,000	16,862,388
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	2.950%	1,000,000	945,830
Bank of New York Mellon Corp. (The)(h)
05/16/2023	2.661%	5,000,000	4,851,125
Citibank NA
05/01/2020	3.050%	4,090,000	4,087,256
Citigroup, Inc.
04/08/2019	2.550%	10,513,000	10,494,529
05/22/2019	8.500%	2,000,000	2,097,108
06/07/2019	2.050%	12,000,000	11,906,688
07/29/2019	2.500%	5,000,000	4,978,795
Citigroup, Inc.(b)
3-month USD LIBOR + 0.770% 04/08/2019	3.101%	8,000,000	8,028,928
Discover Bank
11/13/2018	2.600%	7,295,000	7,289,660
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	291,974
Goldman Sachs Group, Inc. (The)
02/15/2019	7.500%	15,789,000	16,233,650
07/08/2024	3.850%	1,750,000	1,735,062

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	121

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	4,575,000	4,343,761
06/05/2028	3.691%	3,500,000	3,320,705
04/23/2029	3.814%	4,450,000	4,231,679
Grupo Aval Ltd.(a)
09/26/2022	4.750%	300,000	298,059
JPMorgan Chase & Co.(h)
06/18/2022	3.514%	3,000,000	3,002,046
03/01/2025	3.220%	4,475,000	4,316,813
05/01/2028	3.540%	6,020,000	5,760,574
01/23/2029	3.509%	5,750,000	5,441,236
JPMorgan Chase & Co.
05/18/2023	2.700%	3,260,000	3,127,918
07/15/2025	3.900%	3,000,000	2,995,809
JPMorgan Chase Bank NA(b)
3-month USD LIBOR + 0.250% 02/13/2020	2.605%	11,680,000	11,681,145
JPMorgan Chase Bank NA(h)
02/01/2021	2.604%	11,815,000	11,710,520
Lloyds Bank PLC
05/07/2021	3.300%	4,195,000	4,182,646
Lloyds Banking Group PLC(h)
11/07/2023	2.907%	3,025,000	2,880,792
Morgan Stanley
05/13/2019	7.300%	15,000,000	15,561,945
07/24/2020	5.500%	2,500,000	2,609,802
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	3.155%	15,000,000	15,048,990
3-month USD LIBOR + 0.550% 02/10/2021	2.903%	10,000,000	10,018,260
3-month USD LIBOR + 0.930% 07/22/2022	3.292%	4,000,000	4,025,824
PNC Bank NA
10/18/2019	2.400%	5,305,000	5,268,878
Santander UK Group Holdings PLC
08/05/2021	2.875%	8,073,000	7,825,813
Santander UK PLC
06/01/2021	3.400%	3,000,000	2,998,140
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,012,757
07/22/2022	2.625%	4,384,000	4,216,290
04/22/2026	3.000%	19,440,000	17,851,441
10/23/2026	3.000%	790,000	729,540
Wells Fargo & Co.(h)
05/22/2028	3.584%	2,345,000	2,243,136
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Bank NA
12/06/2019	2.150%	7,740,000	7,650,796
01/15/2020	2.400%	800,000	792,301
Total			285,267,858
Cable and Satellite 0.6%
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	1,666,000	1,657,109
05/15/2026	5.500%	300,000	289,601
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	319,000	298,448
02/01/2028	5.000%	2,504,000	2,298,001
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	2,095,000	2,209,942
04/01/2048	5.750%	1,285,000	1,243,524
CSC Holdings LLC
02/15/2019	8.625%	1,000,000	1,028,963
CSC Holdings LLC(a)
02/01/2028	5.375%	1,475,000	1,363,702
DISH DBS Corp.
07/15/2022	5.875%	500,000	469,780
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	1,550,000	1,632,831
Time Warner Cable LLC
11/15/2040	5.875%	2,480,000	2,440,295
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	400,000	370,144
08/15/2026	5.500%	1,000,000	939,972
Total			16,242,312
Chemicals 0.0%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,400,000	1,389,622
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2027	3.150%	2,500,000	2,398,253
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,348,729
Total			3,746,982
Consumer Products 0.2%
Central Garden & Pet Co.
11/15/2023	6.125%	453,000	468,350
02/01/2028	5.125%	988,000	914,158
First Quality Finance Co., Inc.(a)
05/15/2021	4.625%	98,000	95,669
07/01/2025	5.000%	1,692,000	1,552,078

The accompanying Notes to Financial Statements are an integral part of this statement.
122	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.
07/15/2024	5.500%	1,500,000	1,515,080
Total			4,545,335
Diversified Manufacturing 0.2%
General Electric Co.
01/09/2020	2.200%	5,000,000	4,938,980
01/14/2038	5.875%	517,000	586,835
Itron, Inc.(a)
01/15/2026	5.000%	900,000	858,176
Total			6,383,991
Electric 2.1%
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,730,370
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	918,932
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,651,242
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,741,225
FirstEnergy Transmission LLC(a)
01/15/2025	4.350%	6,950,000	7,009,283
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,756,029
11/15/2027	3.350%	1,000,000	935,944
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,005,607
MidAmerican Energy Co.
10/15/2044	4.400%	5,875,000	6,097,986
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	2.843%	14,250,000	14,217,481
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	855,000	799,425
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,222,269
PacifiCorp
07/01/2025	3.350%	2,000,000	1,963,466
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,319,793
Public Service Electric & Gas Co.
05/01/2045	4.050%	3,005,000	2,914,805
Total			59,283,857
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	1,500,000	1,508,436
07/01/2020	4.250%	1,780,000	1,799,865
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/2021	4.500%	3,735,000	3,805,543
Air Lease Corp.
03/01/2020	4.750%	4,935,000	5,038,808
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,732,000	1,677,147
International Lease Finance Corp.(a)
09/01/2018	7.125%	1,975,000	1,988,043
International Lease Finance Corp.
05/15/2019	6.250%	4,000,000	4,102,108
Total			19,919,950
Food and Beverage 1.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	7,834,000	8,057,966
Bacardi Ltd.(a)
05/15/2048	5.300%	1,500,000	1,426,407
Constellation Brands, Inc.
11/15/2019	3.875%	4,000,000	4,042,216
General Mills, Inc.
04/17/2028	4.200%	4,500,000	4,398,273
Kraft Heinz Foods Co.
07/15/2025	3.950%	3,060,000	2,980,780
06/01/2026	3.000%	1,200,000	1,082,455
07/15/2045	5.200%	6,250,000	6,091,087
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	1,250,000	1,216,805
Mondelez International, Inc.(a)
10/28/2019	1.625%	3,428,000	3,365,902
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	762,000	708,723
Post Holdings, Inc.(a)
08/15/2026	5.000%	108,000	100,230
03/01/2027	5.750%	1,482,000	1,437,733
Total			34,908,577
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%	870,000	875,805
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,048,803
Total			1,924,608

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	123

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.9%
Abbott Laboratories
11/22/2019	2.350%	1,213,000	1,205,885
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.209%	4,000,000	4,007,096
Becton Dickinson and Co.
06/06/2022	2.894%	2,000,000	1,934,266
Catholic Health Initiatives
08/01/2018	2.600%	1,525,000	1,525,260
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	936,000	884,437
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	900,000	824,360
CHS/Community Health Systems, Inc.(a),(c)
01/15/2024	8.625%	871,000	872,869
CVS Health Corp.
08/12/2019	2.250%	4,000,000	3,969,248
07/20/2045	5.125%	2,035,000	2,077,122
03/25/2048	5.050%	7,230,000	7,347,357
DaVita, Inc.
08/15/2022	5.750%	650,000	662,117
07/15/2024	5.125%	436,000	424,898
Fresenius Medical Care U.S. Finance II, Inc.(a)
09/15/2018	6.500%	2,250,000	2,265,455
07/31/2019	5.625%	1,904,000	1,950,442
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,505,611
HCA, Inc.
02/15/2020	6.500%	2,560,000	2,662,257
05/01/2023	4.750%	625,000	622,940
03/15/2024	5.000%	625,000	625,182
04/15/2025	5.250%	1,090,000	1,094,658
Kaiser Foundation Hospitals
05/01/2027	3.150%	6,630,000	6,366,020
NYU Langone Hospitals
07/01/2042	4.428%	5,936,000	6,129,989
Teleflex, Inc.
11/15/2027	4.625%	752,000	710,538
Tenet Healthcare Corp.
06/01/2020	4.750%	600,000	603,479
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	1,500,000	1,422,867
Total			53,694,353
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.6%
Anthem, Inc.
08/15/2019	2.250%	3,000,000	2,974,902
08/15/2021	3.700%	2,355,000	2,371,857
05/15/2022	3.125%	3,000,000	2,955,213
Centene Corp.
02/15/2021	5.625%	250,000	255,013
01/15/2025	4.750%	2,500,000	2,486,193
Molina Healthcare, Inc.
11/15/2022	5.375%	601,000	606,002
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	600,000	582,529
UnitedHealth Group, Inc.
01/15/2047	4.200%	3,000,000	2,946,936
WellCare Health Plans, Inc.
04/01/2025	5.250%	800,000	795,446
Total			15,974,091
Healthcare REIT 1.7%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	9,700,000	9,724,502
HCP, Inc.
02/01/2020	2.625%	1,500,000	1,481,643
11/15/2023	4.250%	7,150,000	7,191,877
08/15/2024	3.875%	2,000,000	1,955,700
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	8,900,000	8,864,347
Ventas Realty LP
01/15/2026	4.125%	7,205,000	7,118,144
10/15/2026	3.250%	4,095,000	3,798,645
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	905,000	895,543
03/01/2022	4.250%	978,000	999,103
Welltower, Inc.
01/15/2021	4.950%	667,000	687,878
06/01/2025	4.000%	4,305,000	4,226,128
Total			46,943,510
Independent Energy 0.3%
Antero Resources Corp.
03/01/2025	5.000%	600,000	598,838
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,170,138
Diamondback Energy, Inc.
11/01/2024	4.750%	859,000	837,844
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,289,976

The accompanying Notes to Financial Statements are an integral part of this statement.
124	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc.
11/15/2024	3.900%	1,000,000	985,952
11/15/2044	5.050%	1,700,000	1,699,058
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,500,000	1,489,164
Total			9,070,970
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,850,000	1,875,127
MassMutual Global Funding II(a)
10/17/2022	2.500%	3,370,000	3,248,397
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	3,175,000	3,370,628
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,000,000	3,983,220
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	500,000	624,559
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	3,955,127
Total			17,057,058
Metals and Mining 0.0%
Gerdau Holdings, Inc.(a)
01/20/2020	7.000%	274,000	285,938
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	152,986
Total			438,924
Midstream 1.2%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	300,000	297,310
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,709,385
Energy Transfer Partners LP
02/01/2024	4.900%	1,350,000	1,374,724
01/15/2026	4.750%	1,500,000	1,492,735
02/01/2042	6.500%	1,525,000	1,586,586
03/15/2045	5.150%	2,000,000	1,772,122
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	1,008,837
EQT Midstream Partners LP
07/15/2028	5.500%	4,300,000	4,301,918
Florida Gas Transmission Co. LLC(a)
05/15/2019	7.900%	1,902,000	1,979,959
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	1,000,000	997,209
03/15/2035	5.800%	1,000,000	1,020,558
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	3,973,000	3,963,115
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	1,500,000	1,518,276
04/15/2020	5.625%	500,000	512,518
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	3,000,000	2,765,967
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	750,000	719,900
Williams Partners LP
11/15/2023	4.500%	2,500,000	2,536,775
09/15/2025	4.000%	2,350,000	2,295,283
04/15/2040	6.300%	1,000,000	1,119,226
Total			33,972,403
Office REIT 0.4%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,375,287
01/15/2025	3.200%	3,010,000	2,865,066
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,651,747
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	3,888,972
Total			12,781,072
Other REIT 0.0%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	805,000	802,576
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	700,000	692,125
02/15/2025	6.000%	800,000	777,754
Berry Global, Inc.
07/15/2023	5.125%	350,000	346,955
Berry Global, Inc.(a)
02/15/2026	4.500%	750,000	699,905
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	400,000	365,682
Multi-Color Corp.(a)
11/01/2025	4.875%	500,000	466,000
OI European Group BV(a)
03/15/2023	4.000%	1,500,000	1,398,954
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,938,215	1,945,255

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	125

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,032,905
09/15/2025	5.500%	591,000	610,693
Total			8,336,228
Pharmaceuticals 1.9%
Allergan Finance LLC
10/01/2022	3.250%	2,000,000	1,943,698
Allergan Funding SCS
03/15/2025	3.800%	2,550,000	2,480,487
03/15/2035	4.550%	2,000,000	1,898,780
Amgen, Inc.
05/01/2045	4.400%	2,180,000	2,083,829
06/15/2048	4.563%	1,246,000	1,220,392
06/15/2051	4.663%	2,037,000	2,012,837
Bayer U.S. Finance LLC(a)
10/08/2019	2.375%	4,700,000	4,655,947
Bayer US Finance II LLC(a)
12/15/2028	4.375%	5,705,000	5,722,492
Biogen, Inc.
09/15/2045	5.200%	2,406,000	2,545,060
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	600,000	577,403
Celgene Corp.
08/15/2045	5.000%	4,880,000	4,751,871
Gilead Sciences, Inc.
02/01/2025	3.500%	2,483,000	2,447,910
03/01/2046	4.750%	750,000	774,715
Johnson & Johnson
12/05/2043	4.500%	3,135,000	3,397,008
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	10,000,000	9,844,600
Teva Pharmaceutical Finance IV LLC
03/18/2020	2.250%	3,000,000	2,895,339
Valeant Pharmaceuticals International, Inc.(a)
04/15/2025	6.125%	1,798,000	1,654,712
11/01/2025	5.500%	520,000	513,061
04/01/2026	9.250%	1,015,000	1,054,449
Total			52,474,590
Property & Casualty 0.4%
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,826,066
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	4,125,853
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.631%	2,815,000	2,809,952
Total			10,761,871
Railroads 0.1%
Union Pacific Corp.
09/10/2028	3.950%	2,000,000	2,008,496
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	2,122,000	2,016,399
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,000,000	943,596
Total			2,959,995
Retail REIT 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%	7,485,000	7,451,138
Retailers 0.4%
Walgreens Boots Alliance, Inc.
11/18/2019	2.700%	2,000,000	1,990,090
06/01/2026	3.450%	1,400,000	1,305,031
11/18/2044	4.800%	2,500,000	2,350,747
Walmart, Inc.
06/26/2025	3.550%	6,255,000	6,293,318
Total			11,939,186
Technology 0.5%
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	7,000,000	6,907,859
CDK Global, Inc.
06/15/2026	5.875%	358,000	364,909
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%	5,480,000	5,494,297
First Data Corp.(a)
01/15/2024	5.000%	500,000	495,587
MSCI, Inc.(a)
08/01/2026	4.750%	340,000	330,664
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,500,171
Total			15,093,487
Tobacco 0.2%
BAT Capital Corp.(a)
08/15/2022	2.764%	4,590,000	4,400,988

The accompanying Notes to Financial Statements are an integral part of this statement.
126	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds American, Inc.
05/01/2020	6.875%	1,450,000	1,539,106
Total			5,940,094
Wireless 0.6%
American Tower Corp.
06/01/2020	2.800%	678,000	671,868
06/15/2023	3.000%	2,400,000	2,300,083
Crown Castle International Corp.
07/15/2023	3.150%	2,980,000	2,852,945
Sprint Communications, Inc.(a)
11/15/2018	9.000%	2,705,000	2,758,908
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	1,625,000	1,606,657
03/20/2025	4.738%	5,795,000	5,754,655
03/20/2028	5.152%	780,000	762,538
Vodafone Group PLC
05/30/2028	4.375%	1,000,000	988,071
Total			17,695,725
Wirelines 1.1%
AT&T, Inc.
03/01/2037	5.250%	6,180,000	6,091,836
06/15/2044	4.800%	2,975,000	2,693,964
06/15/2045	4.350%	2,849,000	2,415,659
05/15/2046	4.750%	5,382,000	4,801,481
Level 3 Financing, Inc.
01/15/2024	5.375%	905,000	885,328
Verizon Communications, Inc.
08/10/2033	4.500%	2,445,000	2,367,432
03/15/2039	4.812%	2,000,000	1,937,328
11/01/2042	3.850%	3,750,000	3,145,530
08/21/2046	4.862%	6,000,000	5,618,448
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	872,000	856,610
Total			30,813,616
Total Corporate Bonds & Notes (Cost $847,185,747)			834,901,469

Foreign Government Obligations(i) 0.6%

Brazil 0.1%
Brazilian Government International Bond
04/07/2026	6.000%	1,700,000	1,741,878
Chile 0.0%
Chile Government International Bond
10/30/2022	2.250%	1,200,000	1,144,702
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,019,517
Costa Rica 0.0%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	900,000	859,440
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%	1,100,000	1,157,791
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%	800,000	840,564
Indonesia 0.1%
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	2,800,000	2,834,922
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	1,200,000	1,265,766
Mexico 0.1%
Petroleos Mexicanos
03/13/2022	5.375%	1,400,000	1,434,213
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	202,134
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	1,100,000	1,098,033
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	482,372
Total			1,580,405
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	1,600,000	1,661,355
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	1,000,000	984,316

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	127

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%	1,900,000	1,686,508
Total Foreign Government Obligations (Cost $19,009,038)			18,413,511

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
02/15/2048	1.000%	7,080,684	7,319,657
Total Inflation-Indexed Bonds (Cost $7,122,106)			7,319,657

Municipal Bonds 0.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,736,648
Series 2010
10/01/2024	5.047%	5,000,000	5,354,000
Total			8,090,648
Special Non Property Tax 0.4%
New York City Transitional Finance Authority
Revenue Bonds
Qualified School Construction Bonds
Subordinated Series 2010
08/01/2027	5.008%	3,570,000	3,961,415
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,498,388
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	3,545,000	4,024,213
Total			10,484,016
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 0.1%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	4,375,000	4,404,137
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016E
04/01/2041	3.000%	1,855,000	1,653,751
Total Municipal Bonds (Cost $24,923,775)			24,632,552

Residential Mortgage-Backed Securities - Agency 27.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	99,438,421	96,500,387
09/01/2032- 03/01/2048	3.500%	172,525,795	172,390,444
07/01/2035- 06/01/2041	5.000%	1,595,412	1,701,743
04/01/2036- 09/01/2039	6.000%	253,376	277,573
06/01/2038- 02/01/2041	5.500%	1,240,021	1,335,406
03/01/2039- 03/01/2041	4.500%	7,665,574	8,061,524
08/01/2044- 06/01/2048	4.000%	24,970,389	25,651,581
Federal Home Loan Mortgage Corp.(c)
07/12/2048	4.500%	27,605,000	28,723,383
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% 10/15/2031	2.573%	2,096,416	2,110,121
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 2980 Class SL
1-month USD LIBOR + 6.700% 11/15/2034	4.627%	339,448	62,631
Federal Home Loan Mortgage Corp.(e)
CMO Series 4037 Class PI
04/15/2027	3.000%	861,338	63,478
CMO Series 4090 Class EI
08/15/2022	2.500%	865,858	28,669
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	563,734

The accompanying Notes to Financial Statements are an integral part of this statement.
128	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2025- 02/01/2048	3.500%	92,960,694	92,759,669
06/01/2032- 08/01/2043	3.000%	23,505,970	23,261,559
05/01/2033- 08/01/2039	5.000%	363,782	389,296
11/01/2038- 11/01/2040	6.000%	4,019,781	4,454,672
08/01/2043- 07/01/2047	4.000%	96,109,753	98,300,467
02/01/2046	4.500%	6,032,073	6,320,011
CMO Series 2013-13 Class PH
04/25/2042	2.500%	6,676,480	6,539,485
Federal National Mortgage Association(c)
07/17/2033- 07/12/2048	3.000%	3,260,000	3,219,893
07/12/2048	3.500%	45,000	44,788
07/12/2048	4.500%	39,630,000	41,265,078
Federal National Mortgage Association(b),(e)
CMO Series 2004-94 Class HJ
1-month USD LIBOR + 6.700% 10/25/2034	4.609%	131,723	6,657
CMO Series 2006-8 Class HL
1-month USD LIBOR + 6.700% 03/25/2036	4.609%	1,661,842	259,682
CMO Series 2013-81 Class NS
1-month USD LIBOR + 6.200% 10/25/2042	4.109%	682,867	66,155
Federal National Mortgage Association(e)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	487,632	70,767
Government National Mortgage Association
08/15/2033- 05/20/2047	4.500%	29,084,860	30,410,286
04/15/2035- 10/20/2047	5.000%	15,226,507	16,015,525
07/15/2040- 11/20/2047	4.000%	13,286,839	13,641,272
04/20/2046- 04/20/2047	3.500%	54,687,339	54,976,505
12/20/2046- 03/20/2047	3.000%	33,433,093	32,788,011
Government National Mortgage Association(c)
07/19/2048	3.000%	630,000	616,354
07/19/2048	4.000%	810,000	830,187
07/19/2048	4.500%	25,000	25,985
Government National Mortgage Association(j)
CMO Series 2006-26 Class
06/20/2036	0.000%	45,697	38,815
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(e)
CMO Series 2013-124 Class SB
1-month USD LIBOR + 6.150% 10/20/2041	4.066%	1,639,684	108,824
Total Residential Mortgage-Backed Securities - Agency (Cost $781,183,793)			763,880,617

Residential Mortgage-Backed Securities - Non-Agency 5.9%

Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% 03/25/2035	2.721%	6,096,184	6,094,270
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% 07/20/2036	2.304%	3,320,564	3,303,320
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% 03/25/2037	2.271%	8,615,981	8,414,174
BCAP LLC Trust(a),(f)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.214%	1,996,680	2,010,928
CMO Series 2014-RR2 Class 11A1
05/26/2037	2.249%	2,505,995	2,480,997
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-NC1 Class A2C
1-month USD LIBOR + 0.140% 08/25/2036	2.231%	808,624	807,802
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
1-month USD LIBOR + 0.210% 05/20/2047	2.158%	2,964,440	2,933,772
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2015-6 Class 2A1
12/25/2035	2.210%	4,851,651	4,802,534
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	2,589,335	2,509,164
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% 01/25/2036	3.133%	5,462,616	5,536,311
Countrywide Alternative Loan Trust(f)
CMO Series 2006-HY12 Class A5
08/25/2036	3.581%	9,163,593	9,385,651
Credit Suisse First Boston Mortgage Securities Corp.(f)
CMO Series 2004-AR8 Class 7A1
09/25/2034	3.581%	323,954	323,507

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	129

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(f)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.067%	1,381,955	1,387,836
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% 07/27/2036	1.741%	1,417,047	1,398,007
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% 04/27/2047	1.901%	4,075,096	4,011,787
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	1.066%	5,852,538	5,660,467
Series 2009-14R Class 2A1
06/26/2037	5.000%	135,195	135,324
First Horizon Alternative Mortgage Securities Trust(f)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.639%	3,073,242	2,780,166
CMO Series 2005-AA7 Class 2A1
09/25/2035	3.414%	2,599,240	2,495,272
CMO Series 2005-AA8 Class 2A1
10/25/2035	3.567%	5,531,547	4,832,683
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,287,782	1,018,037
GMAC Mortgage Loan Trust(f)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.748%	2,318,286	2,254,525
GSAA Home Equity Trust(b)
CMO Series 2005-9 Class 1A1
1-month USD LIBOR + 0.280% 08/25/2035	2.651%	760,189	758,991
GSR Mortgage Loan Trust(f)
CMO Series 2005-AR6 Class 4A5
09/25/2035	3.749%	868,027	878,908
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% 11/19/2036	2.285%	15,116,592	13,281,569
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% 10/25/2036	2.361%	5,830,701	3,969,013
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% 05/25/2035	2.481%	10,000,000	9,932,692
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% 05/25/2037	2.331%	4,750,231	3,296,834
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% 08/25/2036	4.053%	2,308,411	2,258,817
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% 04/25/2035	2.351%	2,216,934	2,196,902
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% 10/25/2035	2.371%	5,504,815	5,441,968
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% 09/25/2036	2.371%	7,136,222	7,108,869
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% 01/25/2036	2.311%	12,612,725	12,374,921
RALI Trust(f)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.303%	2,100,234	1,712,588
Residential Asset Securities Corp. Trust(b)
CMO Series 2005-KS8 Class M2
1-month USD LIBOR + 0.450% 08/25/2035	2.766%	1,136,396	1,137,241
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% 09/25/2036	2.221%	2,124,306	2,111,907
Soundview Home Loan Trust(b)
CMO Series 2005-OPT4 Class 2A3
1-month USD LIBOR + 0.260% 12/25/2035	2.351%	128,067	128,059
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
1-month USD LIBOR + 0.720% 10/25/2035	2.811%	890,192	890,996
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR10 Class A7
10/25/2033	3.454%	1,163,919	1,179,501
CMO Series 2003-AR9 Class 1A6
09/25/2033	3.366%	832,117	852,932
CMO Series 2005-AR4 Class A5
04/25/2035	3.707%	1,442,979	1,436,180

The accompanying Notes to Financial Statements are an integral part of this statement.
130	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.438%	4,229,786	4,133,042
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	2.351%	4,067,916	4,023,337
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% 09/25/2046	2.613%	7,822,261	7,246,847
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% 05/25/2046	2.593%	5,092,692	5,074,348
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $161,042,249)			166,002,996

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Unitymedia Finance LLC(b),(k)
Tranche E Term Loan
3-month USD LIBOR + 2.000% 06/01/2023	4.073%	850,000	843,447
Electric 0.0%
Homer City Generation LP(b),(k)
Term Loan
3-month USD LIBOR + 11.000% 04/05/2023	13.100%	385,481	357,672
Vistra Operations Co. LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.094%	283,050	280,839
Total			638,511
Environmental 0.0%
STI Infrastructure SARL(b),(d),(k)
Term Loan
3-month USD LIBOR + 5.500% 08/22/2020	7.834%	658,149	598,916
Finance Companies 0.0%
Delos Finance SARL(b),(k)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	4.084%	965,000	963,794
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Gaming 0.0%
Twin River Management Group, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2020	5.834%		1,077,622	1,076,954
Integrated Energy 0.1%
PowerTeam Services, LLC(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 03/06/2025	5.584%		1,496,250	1,476,619
Oil Field Services 0.0%
EMG Utica LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.750% 03/27/2020	6.250%		766,274	770,105
Packaging 0.1%
Reynolds Group Holdings, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 2.750% 02/05/2023	4.844%		1,080,791	1,077,635
Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 04/16/2025	4.594%		697,986	697,595
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 04/16/2025	4.594%		264,058	263,910
Total				961,505
Wireless 0.1%
SBA Senior Finance II LLC(b),(k),(l)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.100%		1,455,000	1,444,088
Total Senior Loans (Cost $9,959,996)				9,851,574

Treasury Bills(m) 3.5%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 1.2%
Japan Treasury Discount Bills
07/02/2018	(0.090%)	JPY	3,680,000,000	33,238,735

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	131

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Treasury Bills(m) (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.3%
U.S. Treasury Bills(n)
09/13/2018	1.830%	2,844,000	2,833,196
U.S. Treasury Bills
10/18/2018	1.920%	14,820,000	14,734,028
10/25/2018	1.920%	47,542,000	47,248,246
Total			64,815,470
Total Treasury Bills (Cost $99,189,465)			98,054,205

U.S. Treasury Obligations 19.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/31/2020	2.500%	37,695,000	37,677,330
04/30/2023	2.750%	148,210,000	148,360,921
05/31/2023	2.750%	2,455,000	2,458,179
02/15/2028	2.750%	67,950,000	67,365,991
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2028	2.875%	57,130,000	57,254,296
05/15/2048	3.125%	180,220,000	185,255,815
U.S. Treasury(c)
06/30/2023	2.625%	60,460,000	60,168,140
Total U.S. Treasury Obligations (Cost $552,185,015)			558,540,672

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(o),(p)	146,071,981	146,071,981
Total Money Market Funds (Cost $146,071,337)		146,071,981
Total Investments in Securities (Cost: $2,993,717,716)		2,966,687,289
Other Assets & Liabilities, Net		(135,416,783)
Net Assets		2,831,270,506

At June 30, 2018, securities and/or cash totaling $2,833,130 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,680,000,000 JPY	34,572,981 USD	Goldman Sachs	07/02/2018	1,334,486	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,684	09/2018	USD	357,162,709	264,284	—
U.S. Treasury 5-Year Note	2,481	09/2018	USD	282,266,347	1,316,021	—
U.S. Ultra Bond	55	09/2018	USD	8,828,768	66,909	—
Total					1,647,214	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $294,048,731, which represents 10.39% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(g)	Non-income producing investment.
The accompanying Notes to Financial Statements are an integral part of this statement.
132	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(i)	Principal and interest may not be guaranteed by the government.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	412,152,007	1,200,137,982	(1,466,218,008)	146,071,981	(16,440)	(5,522)	1,193,911	146,071,981
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	133

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	180,513,182	—	—	180,513,182
Commercial Mortgage-Backed Securities - Agency	—	120,399,567	7,021,315	—	127,420,882
Commercial Mortgage-Backed Securities - Non-Agency	—	29,542,519	—	—	29,542,519
Common Stocks
Energy	1,122,068	—	—	—	1,122,068
Utilities	—	419,404	—	—	419,404
Total Common Stocks	1,122,068	419,404	—	—	1,541,472
Corporate Bonds & Notes	—	834,901,469	—	—	834,901,469
Foreign Government Obligations	—	18,413,511	—	—	18,413,511
Inflation-Indexed Bonds	—	7,319,657	—	—	7,319,657
Municipal Bonds	—	24,632,552	—	—	24,632,552
Residential Mortgage-Backed Securities - Agency	—	763,880,617	—	—	763,880,617
Residential Mortgage-Backed Securities - Non-Agency	—	166,002,996	—	—	166,002,996
Senior Loans	—	9,252,658	598,916	—	9,851,574
Treasury Bills	64,815,470	33,238,735	—	—	98,054,205
U.S. Treasury Obligations	558,540,672	—	—	—	558,540,672
Money Market Funds	—	—	—	146,071,981	146,071,981
Total Investments in Securities	624,478,210	2,188,516,867	7,620,231	146,071,981	2,966,687,289
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,334,486	—	—	1,334,486
Futures Contracts	1,647,214	—	—	—	1,647,214
Total	626,125,424	2,189,851,353	7,620,231	146,071,981	2,969,668,989
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
134	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – TCW Core Plus Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	135

Portfolio of Investments
CTIVPSM – Wells Fargo Short Duration Government Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 15.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-2 Class A
05/15/2023	3.290%	9,432,000	9,431,912
Capital Auto Receivables Asset Trust(a)
Series 2017-1 Class A4
03/21/2022	2.220%	4,944,000	4,852,311
Series 2018-1 Class A4
06/20/2022	2.930%	5,494,000	5,471,565
Ford Credit Auto Lease Trust
Series 2018-A Class A4
08/15/2021	3.050%	5,694,000	5,684,548
Hertz Fleet Lease Funding LP(a)
Series 2018-1 Class A2
05/10/2032	3.230%	6,354,000	6,359,945
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	11,680,000	11,493,351
Series 2016-4A Class A
07/25/2022	2.650%	5,177,000	5,041,400
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
1-month USD LIBOR + 0.700% 09/16/2024	2.773%	3,771,938	3,776,388
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A2
1-month USD LIBOR + 0.600% 07/26/2066	2.691%	5,109,000	5,145,327
Series 2017-4A Class A2
1-month USD LIBOR + 0.500% 09/27/2066	2.591%	5,569,000	5,585,119
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% 01/25/2037	2.520%	4,687,690	4,646,028
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% 08/23/2027	2.440%	1,512,348	1,510,532
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	2.891%	8,507,635	8,590,462
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% 11/25/2042	2.819%	1,990,498	2,014,374
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
Prime Rate + -0.050% 05/16/2044	4.700%	984,156	1,003,122
Series 2014-A Class A2B
1-month USD LIBOR + 1.150% 01/15/2026	3.223%	2,345,192	2,356,026
SLM Private Education Loan Trust(a)
Series 2014-A Class A2A
01/15/2026	2.590%	1,412,845	1,409,736
SLM Student Loan Trust(a),(b)
Series 2004-10 Class A7A
3-month USD LIBOR + 0.750% 10/25/2029	2.960%	5,357,000	5,377,086
Series 2004-10 Class A7B
3-month USD LIBOR + 0.750% 10/25/2029	2.960%	8,537,000	8,534,866
SLM Student Loan Trust(b)
Series 2005-6 Class A5B
3-month USD LIBOR + 1.200% 07/27/2026	3.560%	51,647	51,902
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	2.500%	3,846,000	3,820,805
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	2.741%	10,822,169	10,879,403
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	4,048,435	3,996,307
Series 2015-C Class A2A
07/15/2027	2.750%	4,260,396	4,226,844
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.523%	3,850,842	3,934,275
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	3.191%	2,055,972	2,075,429
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	3.041%	4,670,656	4,703,169
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	2.941%	2,039,138	2,048,934
The accompanying Notes to Financial Statements are an integral part of this statement.
136	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A Class A1
1-month USD LIBOR + 0.700% 03/26/2040	2.791%	3,202,879	3,212,590
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	2.691%	3,552,875	3,563,558
Volkswagen Auto Loan Enhanced Trust(c)
Series 2018-1 Class A4
07/22/2024	3.150%	5,022,000	5,021,944
Total Asset-Backed Securities — Non-Agency (Cost $145,891,934)			145,819,258

Commercial Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K017 Class A1
12/25/2020	1.891%	1,218,220	1,209,349
Federal National Mortgage Association(b)
CMO Series 2015-M10 Class FA
1-month USD LIBOR + 0.250% 03/25/2019	2.216%	627,213	626,441
CMO Series 2015-M4 Class FA
1-month USD LIBOR + 0.210% 09/25/2018	2.174%	1,815,951	1,813,525
CMO Series 2015-M8 Class FA
1-month USD LIBOR + 0.170% 11/25/2018	2.133%	1,351,683	1,350,999
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,019,941)			5,000,314

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	243,942	245,932
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	746,913	751,971
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/2043	3.679%	1,164,027	1,169,293
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	1,448,527	1,447,003
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/2043	4.608%	2,637,525	2,686,222
Series 2011-C4 Class A3
07/15/2046	4.106%	86,957	86,869
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/2045	3.139%	883,542	883,939
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/2044	4.210%	615,947	623,890
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,279,858)			7,895,119

Residential Mortgage-Backed Securities - Agency 40.8%

Federal Home Loan Mortgage Corp.
10/01/2018- 04/01/2031	4.500%	3,278,374	3,419,194
06/01/2025- 08/01/2035	4.000%	44,539,682	46,040,542
08/01/2030	3.500%	1,528,193	1,548,964
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,998,711	2,051,307
CMO Series 4425 Class A
09/15/2040	4.000%	2,997,182	3,083,772
CMO Series 4425 Class LA
07/15/2039	4.000%	6,310,341	6,455,617
Federal Home Loan Mortgage Corp.(c),(d),(e)
06/15/2028	3.750%	4,997,000	5,104,436
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.842% 05/01/2042	3.421%	3,517,324	3,564,900
12-month USD LIBOR + 1.649% 05/01/2043	2.425%	4,836,552	4,776,544
12-month USD LIBOR + 1.640% 01/01/2047	2.805%	6,620,863	6,589,831
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	1,035,165	1,114,983
Federal National Mortgage Association
02/01/2023- 10/01/2040	5.000%	5,038,912	5,288,931
04/01/2024- 09/01/2037	4.500%	20,911,675	21,716,943
12/01/2025- 11/01/2046	4.000%	125,893,102	130,038,508
07/01/2026	3.000%	18,699,225	18,772,646
05/01/2028- 07/01/2031	3.500%	10,435,827	10,587,637
CMO Series 2009-20 Class DT
04/25/2039	4.500%	2,635,937	2,774,336
CMO Series 2013-103 Class H
03/25/2038	4.500%	5,616,279	5,809,477
CMO Series 2013-17 Class DC
03/25/2028	2.000%	3,373,241	3,256,586

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	137

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-90 Class A
11/25/2038	4.000%	6,063,284	6,160,792
CMO Series 2015-18 Class HE
09/25/2041	4.000%	22,745	23,460
CMO Series 2015-57 Class AB
08/25/2045	3.000%	5,161,324	5,086,589
CMO Series 2018-44 Class PA
06/25/2044	3.500%	10,331,913	10,382,442
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.599% 08/01/2047	2.949%	6,545,570	6,537,182
12-month USD LIBOR + 1.620% 09/01/2047	3.063%	16,373,290	16,435,836
12-month USD LIBOR + 1.610% 11/01/2047	2.742%	3,547,102	3,516,313
Government National Mortgage Association(c)
07/22/2043- 07/20/2048	5.000%	34,601,000	36,386,843
Government National Mortgage Association
06/20/2048	5.000%	8,299,000	8,729,511
Government National Mortgage Association(f)
CMO Series 2011-137 Class WA
07/20/2040	5.558%	3,239,832	3,537,534
CMO Series 2016-112 Class AW
12/20/2040	7.154%	3,215,056	3,665,590
Total Residential Mortgage-Backed Securities - Agency (Cost $388,841,472)			382,457,246

Residential Mortgage-Backed Securities - Non-Agency 0.5%

JPMorgan Mortgage Trust(a),(f)
CMO Series 2017-5 Class A1
10/26/2048	3.184%	4,620,440	4,557,964
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,673,172)			4,557,964

U.S. Government & Agency Obligations 4.7%

Federal Home Loan Banks
10/21/2019	1.500%	30,000,000	29,620,860
Federal National Mortgage Association(g)
Subordinated
10/09/2019	0.000%	14,648,000	14,179,205
Total U.S. Government & Agency Obligations (Cost $44,105,273)			43,800,065

U.S. Treasury Obligations 36.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2018	0.750%	2,399,000	2,396,592
11/30/2018	1.000%	13,764,000	13,703,245
03/31/2019	1.250%	13,002,000	12,903,395
03/31/2019	1.625%	1,703,000	1,694,755
04/30/2019	1.250%	9,995,000	9,908,194
06/15/2019	0.875%	21,252,000	20,957,375
06/30/2019	1.250%	8,213,000	8,123,772
08/31/2019	1.250%	24,765,000	24,435,894
09/30/2019	1.375%	26,660,000	26,315,130
02/15/2020	1.375%	19,860,000	19,507,051
03/15/2020	1.625%	13,742,000	13,539,543
04/30/2020	2.375%	5,220,000	5,206,537
05/31/2020	2.500%	16,334,000	16,326,343
07/15/2020	1.500%	2,766,000	2,708,969
08/15/2020	1.500%	1,535,000	1,501,786
09/30/2020	1.375%	8,526,000	8,305,589
10/15/2020	1.625%	22,211,000	21,746,000
11/15/2020	1.750%	1,055,000	1,034,960
12/15/2020	1.875%	18,471,000	18,161,417
04/15/2021	2.375%	11,365,000	11,293,106
05/15/2021	2.625%	39,144,000	39,151,621
06/15/2021	2.625%	64,540,000	64,552,536
Total U.S. Treasury Obligations (Cost $345,528,838)			343,473,810

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(h),(i)	42,659,300	42,659,300
Total Money Market Funds (Cost $42,659,281)		42,659,300
Total Investments in Securities (Cost: $984,999,769)		975,663,076
Other Assets & Liabilities, Net		(38,425,100)
Net Assets		937,237,976

At June 30, 2018, securities and/or cash totaling $795,000 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
138	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	597	09/2018	USD	126,618,846	36,178	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(469)	09/2018	USD	(53,358,693)	—	(195,086)
U.S. Treasury Ultra 10-Year Note	(147)	09/2018	USD	(19,066,050)	—	(215,052)
Total					—	(410,138)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $112,879,951, which represents 12.04% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $5,104,436, which represents 0.54% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	21,878,232	316,961,179	(296,180,111)	42,659,300	2,423	(2,076)	229,763	42,659,300
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	139

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	145,819,258	—	—	145,819,258
Commercial Mortgage-Backed Securities - Agency	—	5,000,314	—	—	5,000,314
Commercial Mortgage-Backed Securities - Non-Agency	—	7,895,119	—	—	7,895,119
Residential Mortgage-Backed Securities - Agency	—	377,352,810	5,104,436	—	382,457,246
Residential Mortgage-Backed Securities - Non-Agency	—	4,557,964	—	—	4,557,964
U.S. Government & Agency Obligations	—	43,800,065	—	—	43,800,065
U.S. Treasury Obligations	343,473,810	—	—	—	343,473,810
Money Market Funds	—	—	—	42,659,300	42,659,300
Total Investments in Securities	343,473,810	584,425,530	5,104,436	42,659,300	975,663,076
Investments in Derivatives
Asset
Futures Contracts	36,178	—	—	—	36,178
Liability
Futures Contracts	(410,138)	—	—	—	(410,138)
Total	343,099,850	584,425,530	5,104,436	42,659,300	975,289,116
The accompanying Notes to Financial Statements are an integral part of this statement.
140	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	141

Portfolio of Investments
CTIVPSM – Westfield Mid Cap Growth Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 13.6%
Auto Components 2.4%
Aptiv PLC	72,126	6,608,906
Delphi Technologies PLC	155,655	7,076,076
Total		13,684,982
Hotels, Restaurants & Leisure 5.0%
Aramark	219,430	8,140,853
Hilton Worldwide Holdings, Inc.	140,730	11,140,187
Six Flags Entertainment Corp.	132,980	9,315,249
Total		28,596,289
Internet & Direct Marketing Retail 1.2%
Expedia Group, Inc.	55,544	6,675,833
Multiline Retail 1.3%
Dollar Tree, Inc.(a)	89,932	7,644,220
Specialty Retail 2.1%
Tiffany & Co.	93,290	12,276,964
Textiles, Apparel & Luxury Goods 1.6%
PVH Corp.	62,795	9,401,667
Total Consumer Discretionary		78,279,955
Consumer Staples 3.2%
Beverages 1.5%
Constellation Brands, Inc., Class A	38,690	8,468,080
Food Products 1.7%
Pinnacle Foods, Inc.	155,240	10,099,915
Total Consumer Staples		18,567,995
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
Andeavor	88,820	11,651,408
Pioneer Natural Resources Co.	79,980	15,135,415
Total		26,786,823
Total Energy		26,786,823
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 8.7%
Banks 2.4%
SVB Financial Group(a)	19,113	5,519,070
Western Alliance Bancorp(a)	146,040	8,267,324
Total		13,786,394
Capital Markets 3.0%
E*TRADE Financial Corp.(a)	158,260	9,679,182
MSCI, Inc.	46,058	7,619,375
Total		17,298,557
Insurance 3.3%
Arthur J Gallagher & Co.	144,050	9,403,584
Progressive Corp. (The)	161,090	9,528,473
Total		18,932,057
Total Financials		50,017,008
Health Care 13.0%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.(a)	72,020	8,941,283
Health Care Equipment & Supplies 3.6%
Cooper Companies, Inc. (The)	51,584	12,145,453
IDEXX Laboratories, Inc.(a)	40,215	8,764,457
Total		20,909,910
Life Sciences Tools & Services 3.6%
ICON PLC(a)	70,410	9,331,438
Mettler-Toledo International, Inc.(a)	20,213	11,695,848
Total		21,027,286
Pharmaceuticals 4.2%
Jazz Pharmaceuticals PLC(a)	47,565	8,195,449
Medicines Co. (The)(a)	173,650	6,372,955
Zoetis, Inc.	110,210	9,388,790
Total		23,957,194
Total Health Care		74,835,673
Industrials 19.2%
Aerospace & Defense 4.1%
Teledyne Technologies, Inc.(a)	60,855	12,113,796
TransDigm Group, Inc.	32,471	11,207,041
Total		23,320,837
The accompanying Notes to Financial Statements are an integral part of this statement.
142	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Westfield Mid Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.4%
United Continental Holdings, Inc.(a)	115,130	8,028,015
Building Products 1.9%
Lennox International, Inc.	55,120	11,032,268
Electrical Equipment 3.3%
AMETEK, Inc.	166,440	12,010,310
Rockwell Automation, Inc.	43,595	7,246,797
Total		19,257,107
Professional Services 4.1%
IHS Markit Ltd.(a)	215,719	11,128,944
TransUnion	177,630	12,725,413
Total		23,854,357
Road & Rail 2.3%
JB Hunt Transport Services, Inc.	110,897	13,479,530
Trading Companies & Distributors 2.1%
Ferguson PLC, ADR	1,467,653	11,968,710
Total Industrials		110,940,824
Information Technology 28.1%
Communications Equipment 1.6%
Palo Alto Networks, Inc.(a)	44,466	9,136,429
IT Services 7.9%
Fidelity National Information Services, Inc.	136,270	14,448,708
FleetCor Technologies, Inc.(a)	67,169	14,149,150
Worldpay, Inc., Class A(a)	208,260	17,031,503
Total		45,629,361
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	92,260	8,849,579
Lam Research Corp.	61,305	10,596,569
Microchip Technology, Inc.	111,710	10,160,025
Total		29,606,173
Software 10.6%
Autodesk, Inc.(a)	72,520	9,506,647
Fortinet, Inc.(a)	125,660	7,844,954
Nice Ltd., ADR(a)	90,810	9,423,354
Red Hat, Inc.(a)	72,645	9,761,308
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	60,793	10,484,969
Splunk, Inc.(a)	68,067	6,746,120
Zendesk, Inc.(a)	138,950	7,571,385
Total		61,338,737
Technology Hardware, Storage & Peripherals 2.8%
NCR Corp.(a)	224,380	6,726,912
NetApp, Inc.	120,420	9,456,583
Total		16,183,495
Total Information Technology		161,894,195
Materials 4.4%
Chemicals 1.5%
Celanese Corp., Class A	76,750	8,523,855
Construction Materials 1.4%
Vulcan Materials Co.	65,684	8,477,177
Containers & Packaging 1.5%
Avery Dennison Corp.	84,090	8,585,589
Total Materials		25,586,621
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	69,040	8,710,777
CyrusOne, Inc.	109,710	6,402,676
Total		15,113,453
Total Real Estate		15,113,453
Total Common Stocks (Cost $479,014,500)		562,022,547

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	20,283,374	20,283,374
Total Money Market Funds (Cost $20,283,255)		20,283,374
Total Investments in Securities (Cost: $499,297,755)		582,305,921
Other Assets & Liabilities, Net		(5,186,919)
Net Assets		577,119,002

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	143

Portfolio of Investments   (continued)
CTIVPSM – Westfield Mid Cap Growth Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	17,880,701	91,627,779	(89,225,106)	20,283,374	479	(842)	86,355	20,283,374
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
144	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Westfield Mid Cap Growth Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	78,279,955	—	—	—	78,279,955
Consumer Staples	18,567,995	—	—	—	18,567,995
Energy	26,786,823	—	—	—	26,786,823
Financials	50,017,008	—	—	—	50,017,008
Health Care	74,835,673	—	—	—	74,835,673
Industrials	110,940,824	—	—	—	110,940,824
Information Technology	161,894,195	—	—	—	161,894,195
Materials	25,586,621	—	—	—	25,586,621
Real Estate	15,113,453	—	—	—	15,113,453
Total Common Stocks	562,022,547	—	—	—	562,022,547
Money Market Funds	—	—	—	20,283,374	20,283,374
Total Investments in Securities	562,022,547	—	—	20,283,374	582,305,921
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	145

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Australia 2.0%
carsales.com Ltd.	107,726	1,204,150
DuluxGroup Ltd.	112,000	633,295
National Storage REIT	542,000	659,905
Total		2,497,350
Belgium 0.7%
Melexis NV	9,176	849,483
Brazil 0.6%
Odontoprev SA	213,200	726,115
Cambodia 1.5%
NagaCorp Ltd.	2,067,000	1,874,661
Canada 4.2%
AG Growth International, Inc.	30,101	1,267,555
CAE, Inc.	79,852	1,658,813
CES Energy Solutions Corp.	142,000	484,981
ShawCor Ltd.	52,757	1,024,119
Winpak Ltd.	24,073	805,699
Total		5,241,167
Cayman Islands 3.1%
Gourmet Master Co., Ltd.	91,632	885,280
Parade Technologies Ltd.	55,000	919,968
Silicon Motion Technology Corp., ADR	17,286	914,257
Xiabuxiabu Catering Management China Holdings Co., Ltd.	497,500	1,086,375
Total		3,805,880
China 0.8%
51job, Inc., ADR(a)	4,326	422,391
China Medical System Holdings Ltd.	268,000	533,815
Total		956,206
Denmark 2.7%
SimCorp AS	41,083	3,318,111
Finland 0.7%
Ahlstrom-Munksjo Oyj	51,004	919,985
Common Stocks (continued)
Issuer	Shares	Value ($)
France 1.3%
Akka Technologies	15,194	1,084,006
Elior Group SA	36,057	519,689
Total		1,603,695
Germany 8.7%
AURELIUS Equity Opportunities SE & Co. KGaA	19,021	1,125,821
CTS Eventim AG & Co. KGaA	27,471	1,348,764
Deutsche Beteiligungs AG	31,704	1,255,281
Nemetschek SE	27,396	3,283,592
Norma Group SE	14,983	1,023,689
Stroeer SE & Co. KGaA	17,655	1,065,919
Vapiano SE(a)	53,317	1,258,589
Varta AG(a)	15,732	426,594
Total		10,788,249
Hong Kong 2.6%
ASM Pacific Technology Ltd.	55,900	704,537
Value Partners Group Ltd.	691,000	543,327
Vitasoy International Holdings Ltd.	620,000	1,981,030
Total		3,228,894
India 1.9%
Care Ratings Ltd.	67,021	1,227,158
GRUH Finance Ltd.	269,424	1,197,247
Total		2,424,405
Indonesia 1.0%
PT Link Net Tbk	2,054,600	629,868
PT Tower Bersama Infrastructure Tbk	1,661,300	578,289
Total		1,208,157
Ireland 1.1%
UDG Healthcare PLC	126,039	1,369,708
Italy 2.9%
Brembo SpA	153,744	2,073,510
Industria Macchine Automatiche SpA	17,205	1,492,900
Total		3,566,410
The accompanying Notes to Financial Statements are an integral part of this statement.
146	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 20.9%
Aeon Credit Service Co., Ltd.	44,100	939,949
Aeon Mall Co., Ltd.	69,800	1,252,145
Aica Kogyo Co., Ltd.	38,100	1,335,738
Amano Corp.	31,500	744,081
Asahi Intecc Co., Ltd.	36,800	1,389,424
Azbil Corp.	13,000	565,648
cocokara fine, Inc.	22,400	1,377,252
Daiseki Co., Ltd.	39,500	1,158,085
Fuji Oil Holdings, Inc.	46,200	1,660,790
Glory Ltd.	34,900	975,136
Istyle, Inc.	61,600	675,945
KH Neochem Co., Ltd.	800	24,206
LIXIL VIVA Corp.	37,000	573,749
Mandom Corp.	38,800	1,206,723
Milbon Co., Ltd.	15,500	694,109
Miura Co., Ltd.	30,800	747,358
MonotaRO Co., Ltd	16,000	706,810
Nabtesco Corp.	18,200	559,193
Nakanishi, Inc.	62,600	1,419,971
OSG Corp.	34,500	709,618
Otsuka Corp.	14,300	559,807
Persol Holdings Co., Ltd.	25,600	570,122
Seiren Co., Ltd.	87,100	1,355,106
Seria Co., Ltd.	34,500	1,653,394
Sohgo Security Services Co., Ltd.	16,600	780,991
TechnoPro Holdings, Inc.	17,000	1,043,884
Ushio, Inc.	108,300	1,375,377
Total		26,054,611
Malta 1.6%
Unibet Group PLC	162,919	2,041,011
Mexico 0.5%
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,872	616,268
Netherlands 1.2%
Aalberts Industries NV	31,711	1,514,850
New Zealand 1.3%
Restaurant Brands New Zealand Ltd.	311,943	1,647,542
Norway 1.9%
Common Stocks (continued)
Issuer	Shares	Value ($)
Atea ASA	124,298	1,790,018
XXL ASA	75,760	612,413
Total		2,402,431
Poland 0.4%
KRUK SA	9,978	531,745
Russian Federation 0.7%
TCS Group Holding PLC, GDR	44,892	929,264
Singapore 0.9%
Mapletree Commercial Trust	960,278	1,106,533
South Africa 1.9%
Clicks Group Ltd.	41,348	590,384
Famous Brands Ltd.(a)	98,601	815,144
PSG Group Ltd.	63,089	992,407
Total		2,397,935
South Korea 4.2%
CJ Logistics Corp.(a)	7,500	1,131,089
GS Retail Co., Ltd.	19,242	759,323
Koh Young Technology, Inc.	16,279	1,488,221
Korea Investment Holdings Co., Ltd.	13,249	998,969
Modetour Network, Inc.	36,773	896,861
Total		5,274,463
Spain 0.8%
Prosegur Cia de Seguridad SA, Registered Shares	156,044	1,016,509
Sweden 3.1%
AddTech AB, Class B	27,600	608,535
Byggmax Group AB	148,439	645,210
NetEnt AB	178,651	948,927
Sweco AB, Class B	70,093	1,650,198
Total		3,852,870
Switzerland 2.9%
Belimo Holding AG, Registered Shares	132	574,493
Bossard Holding AG, Class A, Registered Shares	6,310	1,169,738
Inficon Holding AG	2,239	1,138,107
Kardex AG	4,846	670,573
Total		3,552,911

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	147

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 3.0%
Basso Industry Corp.	414,000	882,670
Silergy Corp.	51,500	1,251,416
Sinbon Electronics Co., Ltd.	223,000	608,588
Voltronic Power Technology Corp.	56,691	968,005
Total		3,710,679
Thailand 1.3%
Beauty Community PCL	1,443,700	530,873
Muangthai Leasing PCL, Foreign Registered Shares	295,700	294,683
Tisco Financial Group PCL	297,100	752,571
Total		1,578,127
Turkey 0.4%
Logo Yazilim Sanayi Ve Ticaret AS(a)	49,611	454,224
United Kingdom 12.6%
Ascential PLC	292,881	1,743,490
Assura PLC	1,393,149	1,058,143
Big Yellow Group PLC	60,629	760,022
Domino’s Pizza Group PLC	197,487	901,317
Halma PLC	84,558	1,522,577
Common Stocks (continued)
Issuer	Shares	Value ($)
Hastings Group Holdings PLC	523,557	1,754,464
Intermediate Capital Group PLC	85,132	1,233,299
Polypipe Group PLC	243,767	1,235,185
Rightmove PLC	27,457	1,919,312
Spirax-Sarco Engineering PLC	18,832	1,614,912
WH Smith PLC	75,105	1,976,920
Total		15,719,641
United States 1.1%
Ultragenyx Pharmaceutical, Inc.(a)	17,953	1,380,047
Total Common Stocks (Cost $109,512,478)		120,160,137

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	4,185,680	4,185,680
Total Money Market Funds (Cost $4,185,574)		4,185,680
Total Investments in Securities (Cost $113,698,052)		124,345,817
Other Assets & Liabilities, Net		98,883
Net Assets		$124,444,700

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	3,117,959	21,123,298	(20,055,577)	4,185,680	(91)	(49)	38,198	4,185,680
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
148	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,497,350	—	—	2,497,350
Belgium	—	849,483	—	—	849,483
Brazil	726,115	—	—	—	726,115
Cambodia	—	1,874,661	—	—	1,874,661
Canada	5,241,167	—	—	—	5,241,167
Cayman Islands	914,257	2,891,623	—	—	3,805,880
China	422,391	533,815	—	—	956,206
Denmark	—	3,318,111	—	—	3,318,111
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	149

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Finland	—	919,985	—	—	919,985
France	—	1,603,695	—	—	1,603,695
Germany	—	10,788,249	—	—	10,788,249
Hong Kong	—	3,228,894	—	—	3,228,894
India	—	2,424,405	—	—	2,424,405
Indonesia	—	1,208,157	—	—	1,208,157
Ireland	—	1,369,708	—	—	1,369,708
Italy	—	3,566,410	—	—	3,566,410
Japan	—	26,054,611	—	—	26,054,611
Malta	—	2,041,011	—	—	2,041,011
Mexico	616,268	—	—	—	616,268
Netherlands	—	1,514,850	—	—	1,514,850
New Zealand	—	1,647,542	—	—	1,647,542
Norway	—	2,402,431	—	—	2,402,431
Poland	—	531,745	—	—	531,745
Russian Federation	—	929,264	—	—	929,264
Singapore	—	1,106,533	—	—	1,106,533
South Africa	—	2,397,935	—	—	2,397,935
South Korea	—	5,274,463	—	—	5,274,463
Spain	—	1,016,509	—	—	1,016,509
Sweden	—	3,852,870	—	—	3,852,870
Switzerland	—	3,552,911	—	—	3,552,911
Taiwan	—	3,710,679	—	—	3,710,679
Thailand	—	1,578,127	—	—	1,578,127
Turkey	—	454,224	—	—	454,224
United Kingdom	—	15,719,641	—	—	15,719,641
United States	1,380,047	—	—	—	1,380,047
Total Common Stocks	9,300,245	110,859,892	—	—	120,160,137
Money Market Funds	—	—	—	4,185,680	4,185,680
Total Investments in Securities	9,300,245	110,859,892	—	4,185,680	124,345,817
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
150	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.1%
Issuer	Shares	Value ($)
Information Technology 0.1%
Internet Software & Services 0.1%
Answers Corp.(a),(b),(c)	22,610	164,827
Total Information Technology		164,827
Total Common Stocks (Cost $310,888)		164,827

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
Answers Finance LLC(a),(c),(d),(e)
2nd Lien Term Loan
3-month USD LIBOR + 8.900% 09/15/2021		116,582	104,924
Total Senior Loans (Cost $116,290)			104,924
Total Investments in Securities (Cost: $427,178)	269,751 (f)
Other Assets & Liabilities, Net	141,314,797
Net Assets	141,584,548
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $269,751, which represents 0.19% of net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(e)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	8,972,891	282,419,062	(291,391,953)	—	26,760	(227)	607,282	—
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	151

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Information Technology	—	—	164,827	—	164,827
Senior Loans	—	—	104,924	—	104,924
Total Investments in Securities	—	—	269,751	—	269,751
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2018 ($)
Common Stocks	1,807,885	-	521,699	(1,453,062)	-	(711,695)	-	-	164,827
Senior Loans	6,482,940	9,017	42,547	126,235	-	(6,555,815)	-	-	104,924
Total	8,290,825	9,017	564,246	(1,326,827)	-	(7,267,510)	-	-	269,751
The accompanying Notes to Financial Statements are an integral part of this statement.
152	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2018 was $(193,781), which is comprised of Common Stocks of $(185,628) and Senior Loans of $(8,153).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and senior loans classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	153

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% 12/26/2044	2.891%	1,041,449	1,042,914
Ally Auto Receivables Trust
Series 2015-1 Class A4
05/15/2020	1.750%	733,000	730,774
Series 2015-2 Class A4
06/15/2020	1.840%	599,000	596,787
Series 2016-1 Class A3
04/15/2020	1.470%	214,991	214,390
Series 2018-1 Class A4
02/15/2023	2.530%	683,000	674,518
Series 2018-2 Class A4
06/15/2023	3.090%	1,560,000	1,559,639
Series 2018-3 Class A4
07/17/2023	3.120%	971,000	970,826
Ally Master Owner Trust
Series 2018-2 Class A
05/15/2023	3.290%	881,000	880,992
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class C
05/12/2021	4.320%	725,786	727,103
Series 2016-4
02/13/2023	2.910%	1,371,000	1,366,361
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,864,346
Americredit Automobile Receivables Trust
Series 2018-1 Class A3
12/19/2022	3.070%	678,000	678,015
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	1,107,000	1,090,850
Series 2017-1 Class C
08/18/2022	2.710%	594,000	586,572
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,320,298
Anchor Assets IX LLC(a),(c)
Series 2016-1 Class A
02/15/2020	5.125%	7,550,000	7,550,000
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	819,000	799,700
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/2021	2.210%	683,808	680,851
BCC Funding XIII LLC(a)
Series 2016-1
12/20/2021	2.200%	1,023,246	1,018,032
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	1,917,321	1,920,576
Business Jet Securities LLC(a),(d)
Series 2018-2 Class A
06/15/2033	4.447%	2,370,000	2,369,959
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	214,802	212,527
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	910,580
Capital Auto Receivables Asset Trust
Series 2015-3 Class A4
05/20/2020	2.130%	1,732,000	1,728,899
Series 2015-4 Class A4
07/20/2020	2.010%	1,199,000	1,195,261
Series 2016-2 Class A4
01/20/2021	1.630%	200,000	198,075
Series 2016-3 Class A4
03/20/2021	1.690%	530,000	523,895
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	3,565,000	3,556,115
Series 2018-1 Class A4
06/20/2022	2.930%	1,844,000	1,836,470
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	31,862	31,831
Carnow Auto Receivables Trust(a)
Series 2016-1A Class B
02/15/2021	3.490%	1,142,603	1,141,498
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% 02/25/2033	2.651%	629,361	604,379
Chase Funding Trust(e)
Series 2003-4 Class 1A5
05/25/2033	5.255%	403,033	408,213
Series 2003-6 Class 1A5
11/25/2034	5.071%	395,775	408,535
The accompanying Notes to Financial Statements are an integral part of this statement.
154	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citi Held for Asset Issuance(a)
Series 2016-MF1 Class A
08/15/2022	4.480%	6,395	6,398
Series 2016-MF1 Class B
08/15/2022	6.640%	3,250,000	3,274,444
Citibank Credit Card Issuance Trust(b)
Series 2018-A2 Class A2
1-month USD LIBOR + 0.330% 01/21/2025	2.414%	2,928,000	2,930,553
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% 11/26/2046	3.775%	1,237,139	1,262,720
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	815,000	818,291
Conix Mortgage Asset Trust(a),(c),(d),(f)
Series 2013-1 Class A
12/25/2047	4.704%	1,078,519	115,725
Continental Credit Card(a)
Series 2016-1A Class A
01/15/2023	4.560%	267,496	266,451
COOF Securitization Trust Ltd.(a),(c),(e),(g)
CMO Series 2014-1 Class A
06/25/2040	2.998%	1,257,438	118,891
CPS Auto Receivables Trust(a)
Series 2014-C Class C
08/17/2020	3.770%	2,096,000	2,105,166
Series 2015-A Class C
02/16/2021	4.000%	219,000	221,095
Series 2015-C Class D
08/16/2021	4.630%	1,376,000	1,391,717
Series 2016-A Class B
05/15/2020	3.340%	978,056	979,352
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	1,480,000	1,488,695
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	1,050,000	1,051,426
Credit Acceptance Auto Loan Trust(a)
Series 2015-2A Class A
02/15/2023	2.400%	184,372	184,364
Series 2015-2A Class C
02/15/2024	3.760%	434,000	435,289
Series 2017-1A Class A
10/15/2025	2.560%	1,688,000	1,679,380
Series 2018-1A Class A
02/16/2027	3.010%	1,138,000	1,128,137
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	740,000	735,667
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	614,109
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	336,290
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	1,219,729	1,189,591
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	1,639,000	1,601,189
Drive Auto Receivables Trust(a)
Series 2015-AA Class D
07/15/2022	4.120%	883,000	891,104
Series 2016-AA Class C
05/17/2021	3.910%	1,499,623	1,505,259
Series 2017-AA Class C
01/18/2022	2.980%	1,260,000	1,259,869
Subordinated, Series 2015-BA Class D
07/15/2021	3.840%	1,921,000	1,932,162
Subordinated, Series 2015-CA Class D
09/15/2021	4.200%	1,058,824	1,068,249
Subordinated, Series 2015-DA Class D
01/17/2023	4.590%	1,320,000	1,338,384
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,915,000	2,951,763
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	3,600,000	3,586,447
Subordinated, Series 2017-AA Class B
01/15/2021	2.510%	498,266	498,076
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,677,000	1,697,905
Drive Auto Receivables Trust
Subordinated, Series 2017-1 Class C
04/15/2022	2.840%	1,505,000	1,502,578
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,710,000	1,724,804
Subordinated, Series 2017-2 Class C
09/15/2023	2.750%	2,398,000	2,392,820
DT Asset Trust(a),(c)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,498,350
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	724,000	721,049

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	155

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2015-2A Class D
02/15/2022	4.250%	1,043,953	1,050,299
Subordinated, Series 2016-4A
08/17/2020	2.020%	145,550	145,507
10/17/2022	3.770%	1,497,400	1,502,805
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,528,000	1,527,519
Subordinated, Series 2017-2A Class C
01/17/2023	3.030%	1,282,000	1,277,175
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	614,427	607,342
Exeter Automobile Receivables Trust(a)
Series 2014-2A Class C
12/16/2019	3.260%	76,080	76,147
Series 2016-2A Class A
07/15/2020	2.210%	48,881	48,869
Series 2017-1A Class C
12/15/2022	3.950%	810,000	811,665
Series 2017-3A Class A
12/15/2021	2.050%	555,613	552,598
Subordinated, Series 2016-1A Class C
10/15/2021	5.520%	2,230,000	2,281,928
Subordinated, Series 2016-3A Class B
08/16/2021	2.840%	1,102,000	1,100,914
First Investors Auto Owner Trust(a)
Series 2015-2A Class D
12/15/2021	4.220%	280,000	281,835
Series 2016-2A Class A1
11/16/2020	1.530%	260,176	259,764
FirstKey Lending Trust(a)
Series 2015-SFR1 Class A
03/09/2047	2.553%	894,377	887,072
Series 2015-SFR1 Class B
03/09/2047	3.417%	1,202,000	1,193,114
Flagship Credit Auto Trust(a)
Series 2014-2 Class B
11/16/2020	2.840%	106,858	106,902
Series 2014-2 Class C
12/15/2020	3.950%	220,000	221,234
Series 2015-3 Class A
10/15/2020	2.380%	638,213	637,407
Series 2016-1 Class A
12/15/2020	2.770%	514,294	514,421
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,090,250
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	757,000	761,485
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	693,000	704,649
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,312,000	1,278,894
Ford Credit Auto Owner Trust
Series 2015-A Class A4
06/15/2020	1.640%	781,000	778,853
Series 2017-A Class A4
04/15/2022	1.920%	2,155,000	2,110,054
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	2,898,000	2,849,872
FREED ABS Trust(a)
Series 2018-1 Class A
07/18/2024	3.610%	1,848,000	1,847,844
GLS Auto Receivables Trust(a)
Series 2016-1A
10/15/2020	2.730%	212,597	212,521
Subordinated, Series 2015-1A Class B
12/15/2020	4.430%	701,853	701,614
Subordinated, Series 2016-1A Class B
01/15/2021	4.390%	840,000	845,837
GMAT Trust(a),(e)
Series 2013-1A Class A
11/25/2043	6.967%	160,899	160,939
GO Financial Auto Securitization Trust(a)
Subordinated, Series 2015-2 Class B
08/17/2020	4.800%	15,101	15,112
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	336,255	332,151
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	444,094	444,964
Series 2017-2A Class A
10/15/2053	3.260%	2,157,703	2,092,977
Goodgreen Trust(a),(c)
Series 2017-R1A Class R
10/20/2052	5.000%	2,827,857	2,780,915
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,970,173	1,968,389
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	1,221,715	1,201,474

The accompanying Notes to Financial Statements are an integral part of this statement.
156	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1A Class A2
09/20/2047	4.460%	1,543,633	1,579,337
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	3,500,000	3,461,874
Series 2015-3A Class A
09/25/2021	2.670%	3,034,000	2,985,516
Series 2016-2A Class A
03/25/2022	2.950%	1,027,000	1,012,436
Series 2016-4A Class A
07/25/2022	2.650%	1,969,000	1,917,427
Series 2017-1A Class A
10/25/2021	2.960%	1,275,000	1,259,209
Series 2017-2A Class A
10/25/2023	3.290%	2,034,000	1,999,326
Subordinated, Series 2016-3A Class B
07/25/2020	3.110%	428,000	426,404
Hertz Vehicle Financing LLC(a)
Series 2018-2A Class A
06/27/2022	3.000%	1,415,000	1,414,854
Series 2018-3A Class A
07/25/2024	4.030%	2,209,000	2,208,579
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	913,344	896,632
Honda Auto Receivables Owner Trust
Series 2018-2 Class A4
08/19/2024	3.160%	1,199,000	1,203,936
Kabbage Asset Securitization LLC(a)
Series 2017-1 Class A
03/15/2022	4.571%	4,595,000	4,638,946
Kubota Credit Owner Trust(a)
Series 2018-1A Class A3
08/15/2022	3.100%	1,863,000	1,862,574
Series 2018-1A Class A4
01/15/2025	3.210%	893,000	893,101
Lendmark Funding Trust(a)
Series 2017-1A Class A
12/22/2025	2.830%	1,067,000	1,057,725
LV Tower 52 Issuer(a),(c)
Series 2013-1 Class A
02/15/2023	5.500%	4,510,375	4,510,375
Series 2013-1 Class M
02/15/2023	7.500%	1,689,219	1,689,219
Mariner Finance Issuance Trust(a)
Series 2017-AA Class A
02/20/2029	3.620%	2,300,000	2,307,263
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2016-1A Class A
01/17/2023	3.060%	140,710	140,761
Series 2018-1A Class A
03/15/2028	2.610%	1,699,115	1,694,314
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	1,148,987	1,269,517
Series 2010-1 Class M
12/15/2045	5.250%	832,006	868,538
Nationstar HECM Loan Trust(a),(c)
Subordinated, Series 2017-1A Class M1
05/25/2027	2.942%	215,000	213,317
Navient Private Education Loan Trust(a),(b)
Series 2014-AA Class A3
1-month USD LIBOR + 1.600% 10/15/2031	3.673%	2,731,000	2,823,004
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	4.623%	4,622,438	4,854,455
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 12/16/2058	2.973%	1,827,000	1,843,677
Series 2018-BA Class A2B
1-month USD LIBOR + 0.720% 12/15/2059	2.788%	1,022,000	1,021,943
Navient Private Education Loan Trust(a)
Series 2016-AA Class A2A
12/15/2045	3.910%	2,552,017	2,594,700
Series 2018-BA Class A2A
12/15/2059	3.610%	1,171,000	1,176,059
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	604,000	597,596
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.601%	887,128	891,795
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	2.791%	11,734,943	11,778,709
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	2.941%	874,000	880,727
Series 2017-4A Class A2
1-month USD LIBOR + 0.500% 09/27/2066	2.591%	1,074,000	1,077,109

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	157

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-3A Class A3
1-month USD LIBOR + 0.800% 03/25/2067	2.888%	1,505,000	1,505,000
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% 12/07/2020	2.380%	82,656	82,759
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	2.540%	322,455	318,859
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% 10/25/2033	2.470%	1,769,493	1,759,280
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% 03/23/2037	2.432%	548,905	541,660
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% 12/24/2035	2.452%	10,360,666	10,270,514
Series 2006-2 Class A5
3-month USD LIBOR + 0.100% 01/25/2030	2.460%	377,158	376,825
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	2.891%	2,470,274	2,494,323
Series 2017-2A Class A
1-month USD LIBOR + 0.770% 09/25/2065	2.861%	2,791,738	2,805,773
Series 2017-3A Class A
1-month USD LIBOR + 0.850% 02/25/2066	2.941%	2,679,856	2,695,119
Series 2018-2A Class A
1-month USD LIBOR + 0.650% 07/26/2066	2.651%	4,836,000	4,826,477
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2016-T2 Class AT2
10/15/2049	2.575%	2,410,000	2,387,482
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/2048	2.521%	3,612,000	3,606,356
Series 2017-T1 Class AT1
09/15/2048	2.499%	586,000	585,302
OnDeck Asset Securitization Trust LLC(a)
Series 2018-1A Class A
04/18/2022	3.500%	1,826,000	1,825,444
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	8,781	8,779
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	967,897	969,984
Series 2015-2A Class A
07/18/2025	2.570%	951,642	951,382
Series 2015-2A Class B
07/18/2025	3.100%	1,395,000	1,394,956
Series 2016-1A Class A
02/20/2029	3.660%	2,505,000	2,520,709
Oportun Funding III LLC(a)
Series 2016-B Class A
07/08/2021	3.690%	2,856,000	2,856,266
Oportun Funding IV LLC(a)
Series 2016-C Class B
11/08/2021	4.850%	1,085,492	1,093,744
Oportun Funding VI LLC(a)
Series 2017-A Class A
06/08/2023	3.230%	838,000	824,320
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	2,957,712
Progress Residential Trust(a)
Series 2015-SFR2 Class A
06/12/2032	2.740%	3,514,041	3,465,070
Series 2015-SFR2 Class C
06/12/2032	3.436%	2,500,000	2,479,742
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,403,626	5,349,310
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,310,601
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	1,028,410
Prosper Marketplace Issuance Trust(a)
Series 2017-1A Class A
06/15/2023	2.560%	262,795	262,667
Series 2017-2A Class A
09/15/2023	2.410%	504,909	503,273
Series 2017-3A Class A
11/15/2023	2.360%	1,228,520	1,223,520
Purchasing Power Funding LLC(a)
Series 2018-A Class A
08/15/2022	3.340%	4,260,000	4,240,697
RBSHD Trust(a),(e)
Series 2013-1A Class A
10/25/2047	7.685%	864,733	770,596
Renew (a)
Series 2017-1A Class A
09/20/2052	3.670%	597,918	593,597

The accompanying Notes to Financial Statements are an integral part of this statement.
158	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust(a)
Subordinated Series 2015-5 Class E
02/15/2023	4.670%	3,200,000	3,236,033
Santander Retail Auto Lease Trust(a)
Series 2018-A Class A3
05/20/2021	2.930%	1,677,000	1,671,298
Saxon Asset Securities Trust(e)
CMO Series 2003-1 Class AF6
06/25/2033	4.715%	6,827	6,893
Sierra Auto Receivables Securitization Trust(a)
Series 2016-1A
01/18/2022	2.850%	101,105	101,084
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% 12/15/2032	3.091%	742,276	738,912
SLM Student Loan Trust(b)
Series 2005-10 Class A5
3-month USD LIBOR + 0.130% 07/26/2021	2.490%	865,737	858,153
Series 2005-7 Class A4
3-month USD LIBOR + 0.150% 10/25/2029	2.510%	2,660,730	2,648,281
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% 07/26/2021	2.470%	3,982,560	3,943,339
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	2.420%	2,565,000	2,507,675
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% 09/25/2028	3.041%	4,376,422	4,390,111
Series 2012-2 Class A
1-month USD LIBOR + 0.700% 01/25/2029	2.791%	8,085,365	8,073,940
Series 2013-4 Class A
1-month USD LIBOR + 0.550% 06/25/2043	2.641%	681,653	683,372
SLM Student Loan Trust(b),(e)
Series 2005-9 Class A7A
3-month USD LIBOR + 0.600% 01/25/2041	2.960%	724,000	719,746
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	755,921	746,188
Series 2015-B Class A2A
07/15/2027	2.980%	4,738,856	4,708,384
Series 2016-A Class A2A
05/15/2031	2.700%	6,978,704	6,828,152
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-C Class A2A
09/15/2034	2.340%	3,212,000	3,120,452
Series 2018-B Class A2A
01/15/2037	3.600%	2,012,000	2,019,400
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A2B
1-month USD LIBOR + 1.200% 07/15/2027	3.273%	680,816	689,881
Series 2015-C Class A2B
1-month USD LIBOR + 1.400% 07/15/2027	3.473%	263,049	266,745
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.523%	4,026,606	4,113,847
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% 09/15/2034	3.173%	654,000	662,993
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	2.973%	7,654,000	7,730,424
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% 10/15/2035	2.823%	2,256,000	2,262,585
Series 2018-A Class A2B
1-month USD LIBOR + 0.800% 02/15/2036	2.873%	903,000	905,026
Series 2018-B Class A2B
1-month USD LIBOR + 0.720% 01/15/2037	2.804%	1,816,000	1,815,608
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	800,250	798,907
SoFi Professional Loan Program LLC(a)
Series 2017-B Class A2FX
05/25/2040	2.740%	1,119,000	1,102,726
Series 2017-C Class A2B
07/25/2040	2.630%	2,043,000	2,006,197
Series 2017-D Class A2FX
09/25/2040	2.650%	177,000	171,616
Series 2017-E Class A2B
11/26/2040	2.720%	2,807,000	2,726,030
Series 2017-F Class A2FX
01/25/2041	2.840%	2,239,000	2,186,709
Series 2018-A Class A2B
02/25/2042	2.950%	2,546,000	2,491,269
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	2.691%	2,010,519	2,016,565

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	159

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	2.591%	611,870	611,870
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,400,000	2,391,915
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	966,755	966,231
Series 2015-AA Class B
11/15/2024	3.620%	363,000	361,856
Synchrony Credit Card Master Note Trust
Series 2015-1 Class A
03/15/2023	2.370%	814,000	805,514
Series 2018-2 Class A
05/15/2026	3.470%	3,313,000	3,329,578
Tricolor Auto Securitization Trust(a),(c)
Series 2018-1A Class A
12/15/2020	5.050%	2,580,520	2,581,940
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,711,128	1,655,857
Upstart Securitization Trust(a)
Series 2017-1 Class A
06/20/2024	2.639%	393,437	392,638
USASF Receivables LLC(a),(c)
Series 2017-1 Class A
09/15/2030	5.750%	1,185,801	1,185,801
VM DEBT LLC(a),(c)
Series 2017-1 Class A
10/02/2024	6.500%	1,970,000	1,970,000
Volkswagen Auto Loan Enhanced Trust(h)
Series 2018-1 Class A4
07/22/2024	3.150%	592,000	591,993
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	760,139	753,046
Westlake Automobile Receivables Trust(a)
Series 2016-2A
06/15/2021	4.100%	799,000	805,894
Series 2016-3A Class C
01/18/2022	2.460%	1,294,000	1,288,688
Series 2017-1A Class C
10/17/2022	2.700%	508,000	505,930
Subordinated, Series 2015-3A Class D
05/17/2021	4.400%	1,000,000	1,003,683
World Financial Network Credit Card Master Trust
CMO Series 2017-A Class A
03/15/2024	2.120%	1,962,000	1,927,989
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-B Class A
06/17/2024	2.550%	276,000	272,926
Series 2016-A Class A
04/15/2025	2.030%	5,681,000	5,504,657
Series 2016-C Class A
08/15/2023	1.720%	1,072,000	1,055,740
Series 2017-C Class A
08/15/2024	2.310%	3,109,000	3,049,255
World Omni Auto Receivables Trust
Series 2014-B Class A4
12/15/2020	1.680%	617,000	615,288
Series 2018-B Class A3
07/17/2023	2.870%	622,000	620,249
Total Asset-Backed Securities — Non-Agency (Cost $385,706,703)			384,301,392

Commercial Mortgage-Backed Securities - Agency 7.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series KJ02 Class A2
09/25/2020	2.597%	285,386	283,453
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,389,494
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	756,483
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,815,992
Series K077 Class A2
05/25/2028	3.850%	2,115,000	2,180,559
Series KJ07 Class A2
12/25/2022	2.312%	5,000,000	4,847,058
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,460,740
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,295,879
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
Series W5FX Class AFX
04/25/2028	3.214%	1,256,000	1,226,095
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,285,703
Federal National Mortgage Association
08/01/2019	2.030%	247,167	245,400
01/01/2020	4.540%	1,310,911	1,339,977
04/01/2020	4.375%	1,714,989	1,755,110
07/01/2020	4.066%	2,265,108	2,312,240
01/01/2021	4.308%	997,779	1,026,196
09/01/2021	2.120%	2,800,000	2,699,971

The accompanying Notes to Financial Statements are an integral part of this statement.
160	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2022	2.790%	2,525,997	2,493,500
07/01/2022	2.670%	5,000,000	4,906,098
08/01/2022	2.650%	7,000,000	6,860,954
11/01/2022	2.450%	6,000,000	5,858,379
12/01/2022	2.390%	1,777,606	1,735,814
12/01/2022	2.400%	1,784,130	1,736,703
02/01/2023	2.400%	1,987,890	1,939,747
02/01/2023	2.460%	2,636,694	2,579,834
04/01/2023	2.500%	6,000,000	5,849,403
04/01/2023	2.640%	2,760,992	2,716,990
05/01/2023	2.520%	3,000,000	2,926,162
06/01/2023	2.420%	2,719,827	2,649,545
06/01/2023	2.510%	1,805,973	1,766,458
07/01/2023	3.670%	6,000,000	6,136,975
08/01/2023	3.590%	2,500,000	2,547,414
11/01/2023	3.690%	1,200,000	1,228,876
07/01/2025	3.070%	9,852,026	9,793,335
09/01/2025	3.100%	2,500,000	2,481,390
12/01/2025	3.765%	7,000,000	7,176,806
07/01/2026	4.450%	2,704,002	2,849,703
10/01/2026	3.235%	1,405,747	1,397,040
12/01/2026	3.240%	1,500,000	1,479,876
02/01/2027	3.340%	1,000,000	994,267
03/01/2027	2.910%	3,521,000	3,404,540
05/01/2027	2.885%	2,332,007	2,252,054
06/01/2027	3.000%	2,000,000	1,935,890
07/01/2027	3.210%	954,164	943,209
06/01/2028	3.570%	2,787,000	2,802,004
02/01/2030	2.920%	2,934,108	2,787,144
02/01/2030	3.550%	1,000,000	996,393
06/01/2030	3.130%	4,812,000	4,587,282
06/01/2030	3.800%	5,000,000	5,091,403
07/01/2030	3.210%	4,205,000	4,085,971
07/01/2030	3.300%	4,022,000	3,934,587
07/01/2030	3.340%	2,500,000	2,459,577
09/01/2030	3.390%	5,726,512	5,667,810
09/01/2030	3.410%	7,500,000	7,352,532
05/01/2033	3.530%	2,594,000	2,552,397
04/01/2035	3.330%	2,500,000	2,395,234
06/01/2036	3.150%	2,877,711	2,704,707
06/01/2037	5.832%	667,996	712,439
Series 2010-M3 Class A3
03/25/2020	4.332%	2,858,407	2,904,530
Series 2011-M1 Class A3
06/25/2021	3.763%	1,327,202	1,352,361
Series 2012-M8 Class ASQ3
12/25/2019	1.801%	559,410	555,769
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	11,293,403
Series 2017-M5 Class A2
04/25/2029	3.303%	1,929,000	1,873,391
Series 2017-T1 Class A
06/25/2027	2.898%	2,778,377	2,643,986
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
CMO Series 2012-M11 Class FA
1-month USD LIBOR + 0.500% 08/25/2019	2.474%	148,062	147,964
Federal National Mortgage Association(e)
CMO Series 2013-M13 Class A2
04/25/2023	2.628%	3,345,925	3,269,032
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	2,000,000	2,031,535
CMO Series 2015-M11 Class A2
04/25/2025	2.936%	2,000,000	1,951,802
Series 2017-M12 Class A2
06/25/2027	3.182%	2,402,000	2,343,497
Series 2017-M13 Class A2
09/25/2027	3.037%	1,202,000	1,155,506
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	525,753
Series 2018-M3 Class A2
02/25/2030	3.193%	1,057,000	1,010,261
Series 2018-M4 Class A2
03/25/2028	3.144%	1,473,000	1,424,921
FREMF Mortgage Trust(a),(e)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.810%	3,410,000	3,351,809
Subordinated, Series 2016-K59 Class B
11/25/2049	3.695%	2,383,000	2,282,263
Subordinated, Series 2016-K722 Class B
07/25/2049	3.966%	1,400,000	1,382,281
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% 03/20/2063	2.267%	2,846,970	2,844,921
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% 06/20/2065	2.357%	3,348,096	3,357,972
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% 07/20/2065	2.357%	3,541,015	3,551,113
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% 07/20/2065	2.357%	1,773,021	1,778,426
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% 06/20/2065	2.367%	1,257,433	1,260,428

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	161

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e)
CMO Series 2014-168 Class VB
06/16/2047	3.420%	3,464,150	3,476,925
Total Commercial Mortgage-Backed Securities - Agency (Cost $231,733,916)			228,460,641

Commercial Mortgage-Backed Securities - Non-Agency 3.7%

American Homes 4 Rent(a)
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,226,437
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,442,883	2,463,036
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	550,104
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,082,544	1,085,311
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,112,923
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,177,546	1,165,350
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	205,738
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,093,004
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,992,183
Americold 2010 LLC Trust(a),(c)
Series 2017-TL Class A
12/26/2037	3.000%	2,840,000	2,840,000
B2R Mortgage Trust(a)
Series 2015-1 Class A1
05/15/2048	2.524%	623,766	615,889
Series 2015-2 Class A
11/15/2048	3.336%	2,140,388	2,128,192
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,639,871
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	377,623
Bear Stearns Commercial Mortgage Securities Trust(a),(e),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.071%	15,367,054	8,739
Benchmark Mortgage Trust(h)
Series 2018-B4 Class A5
07/15/2051	4.121%	583,000	600,033
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BENCHMARK Mortgage Trust
Series 2018-B1 Class ASB
01/15/2051	3.602%	449,000	449,059
Camden Property Trust(a),(c)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,931,936	4,921,150
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,484,309
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	1,030,000	996,843
Series 2017-C8 Class A1
06/15/2050	1.965%	620,219	606,364
Series 2017-C8 Class A4
06/15/2050	3.572%	481,000	471,365
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,023,448
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class AS
04/10/2048	3.457%	362,000	355,709
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(e),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	6,650,046	43
CMO Series 2007-CD4 Class XC
12/11/2049	0.784%	998,885	4,174
COBALT CMBS Commercial Mortgage Trust(e),(g)
CMO Series 2006-C1 Class
08/15/2048	1.067%	881,167	6,945
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	1,188,851	1,151,310
COMM Mortgage Trust
Series 2014-UBS4 Class AM
08/10/2047	3.968%	832,000	830,984
Series 2018-COR3 Class A3
05/10/2051	4.228%	1,055,000	1,084,214
COMM Mortgage Trust(a),(d)
Series 2018-HOME Class A
04/10/2033	3.815%	3,125,000	3,133,474
Commercial Mortgage Trust(e),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.817%	2,144,137	118,428
Commercial Mortgage Trust
Series 2012-CR3 Class A3
10/15/2045	2.822%	595,355	583,532
Series 2012-LC4 Class A4
12/10/2044	3.288%	5,000,000	5,003,494

The accompanying Notes to Financial Statements are an integral part of this statement.
162	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-CR12 Class A3
10/10/2046	3.765%	391,000	397,128
Series 2013-CR12 Class A4
10/10/2046	4.046%	651,000	669,702
Series 2014-CR19 Class ASB
08/10/2047	3.499%	1,100,000	1,106,331
Series 2014-UBS2 Class A5
03/10/2047	3.961%	2,809,000	2,870,514
Series 2014-UBS6 Class A5
12/10/2047	3.644%	1,183,000	1,186,122
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,198,721
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,071,492
Commercial Mortgage Trust(a),(e)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	609,112
Commercial Mortgage Trust(a),(b)
Series 2014-TWC Class A
1-month USD LIBOR + 0.850% 02/13/2032	2.898%	1,875,000	1,874,409
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,156,000	2,173,328
Series 2018-CX11 Class A5
04/15/2051	4.033%	1,169,000	1,187,821
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	337,681
Greenwich Capital Commercial Funding Corp.(e)
Series 2006-GG7 Class AM
07/10/2038	5.951%	98,943	98,959
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,015,518
Series 2013-KING Class A
12/10/2027	2.706%	862,913	859,051
GS Mortgage Securities Corp. Trust(a),(e),(g)
CMO Series 2006-GG8 Class X
11/10/2039	1.084%	2,306,050	110
GS Mortgage Securities Trust
Series 2013-GC16 Class A2
11/10/2046	3.033%	1,134,706	1,134,599
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,040,228
Series 2015-GC34 Class A4
10/10/2048	3.506%	747,000	738,687
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,058,996
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15 Class A2
11/15/2045	2.977%	552,301	552,357
Series 2014-C21 Class A5
08/15/2047	3.775%	1,397,000	1,416,362
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	713,749
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,175,970
Series 2015-C28 Class A4
10/15/2048	3.227%	941,000	921,033
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,802,092
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class ASB
06/15/2051	4.145%	722,000	745,439
JPMorgan Chase Commercial Mortgage Securities Trust(e),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.387%	8,522,949	14,048
JPMorgan Chase Commercial Mortgage Securities Trust(a),(e),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.758%	4,628,070	129,882
JPMorgan Chase Commercial Mortgage Securities Trust
Series 20 13-C13 Class A2
01/15/2046	2.665%	577,099	576,298
Series 2012-CBX Class A4
06/15/2045	3.483%	1,019,000	1,022,714
Series 2015-JP1 Class ASB
01/15/2049	3.733%	755,000	765,610
Series 2016-JP2 Class A1
08/15/2049	1.324%	786,011	769,762
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2006-LDP9 Class A3SF
1-month USD LIBOR + 0.155% 05/15/2047	2.228%	247,831	247,144
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-CNTR Class A2
08/05/2032	4.311%	861,576	876,846
Series 2011-C4 Class A3
07/15/2046	4.106%	69,145	69,075
KGS-Alpha SBA COOF Trust(a),(c),(e),(g)
CMO Series 2012-2 Class A
08/25/2038	0.862%	3,525,795	69,414

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	163

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-2 Class A
03/25/2039	1.644%	4,930,941	216,499
CMO Series 2014-2 Class A
04/25/2040	2.981%	1,207,220	88,467
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,528,923
LB-UBS Commercial Mortgage Trust(a),(e),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.393%	1,948,636	246
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(e),(g)
CMO Series 2006-4 Class XC
12/12/2049	0.710%	483,255	12
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A5
10/15/2048	3.635%	767,000	766,280
Series 2015-C25 Class ASB
10/15/2048	3.383%	2,997,000	2,987,955
Series 2016-C28 Class A4
01/15/2049	3.544%	411,000	407,878
Morgan Stanley Capital I Trust(a),(e),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.661%	3,208,225	83
CMO Series 2006-T21 Class X
10/12/2052	0.036%	10,730,844	17
CMO Series 2007-HQ11 Class X
02/12/2044	0.529%	995,068	1,537
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	592,000	588,229
Morgan Stanley Capital I, Inc.(c),(h)
Series 2018-H3 Class A5
07/15/2051	4.177%	1,166,000	1,200,911
Morgan Stanley Re-Remic Trust(a),(c)
Series 2012-IO Class AXA
03/27/2051	1.000%	115,628	115,082
RAIT Financial Trust(a),(b)
Subordinated, Series 2015-FL5
1-month USD LIBOR + 3.900% 01/15/2031	5.973%	1,485,000	1,486,682
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	783,424
Resource Capital Corp., Ltd.(a),(b),(c)
Subordinated, Series 2015-CRE4 Class B
1-month USD LIBOR + 3.000% 08/15/2032	5.073%	227,110	224,839
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust
Series 2017-C7 Class A4
12/15/2050	3.679%	460,000	454,925
Series 2018-C10 Class A4
05/15/2051	4.313%	588,000	610,092
Series 2018-C9 Class A4
03/15/2051	4.117%	1,173,000	1,199,927
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2 Class A4
05/10/2063	3.525%	976,000	981,769
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	851,423
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,148,977
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,032,414
Wachovia Bank Commercial Mortgage Trust(a),(e),(g)
CMO Series 2004-C12 Class
07/15/2041	0.290%	14,619,110	25,863
CMO Series 2006-C24 Class XC
03/15/2045	0.105%	5,914,685	25
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2013-120B Class A
03/18/2028	2.800%	2,000,000	1,980,904
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	2,845,958	2,844,045
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,200,000	1,231,865
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	960,000	964,632
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $117,963,610)			115,549,507

Corporate Bonds & Notes 22.4%

Aerospace & Defense 0.5%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	568,559
Airbus Group SE(a)
04/10/2027	3.150%	409,000	391,910
04/10/2047	3.950%	150,000	147,222
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	555,000	571,612
10/07/2024	3.800%	567,000	565,261

The accompanying Notes to Financial Statements are an integral part of this statement.
164	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
03/01/2028	3.250%	235,000	229,258
03/01/2038	3.550%	455,000	438,270
03/01/2048	3.625%	365,000	343,274
General Dynamics Corp.
05/11/2020	2.875%	2,425,000	2,422,570
05/11/2021	3.000%	1,820,000	1,813,914
05/15/2023	3.375%	1,540,000	1,543,206
Harris Corp.
04/27/2035	4.854%	570,000	583,297
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	417,081
Northrop Grumman Corp.
10/15/2020	2.080%	1,280,000	1,250,885
10/15/2022	2.550%	1,873,000	1,805,699
08/01/2023	3.250%	1,669,000	1,651,978
01/15/2028	3.250%	1,102,000	1,037,436
10/15/2047	4.030%	404,000	378,166
Northrop Grumman Systems Corp.
02/15/2031	7.750%	400,000	528,243
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	168,680
04/15/2047	4.350%	66,000	63,093
Total			16,919,614
Agencies 0.1%
Israel Government AID Bond(i)
11/01/2024	0.000%	5,000,000	4,019,200
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	783,019	784,915
Series 2017-1 Class A
01/15/2030	3.550%	544,000	517,594
Series 2017-1 Class AA
01/15/2030	3.300%	384,000	369,012
American Airlines Pass-Through Trust
01/15/2023	4.950%	584,829	601,178
Series 2016-2 Class A
06/15/2028	3.650%	202,840	196,634
Series 2016-3 Class AA
10/15/2028	3.000%	2,133,697	1,998,195
Series 2017-1 Class AA
02/15/2029	3.650%	659,246	642,346
Series 2017-2 Class B
10/15/2025	3.700%	226,000	217,609
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	661,000	652,937
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1 Class AA
09/20/2031	3.800%	479,000	476,846
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	596,152	631,444
10/29/2024	4.000%	139,833	139,231
Delta Air Lines, Inc.
04/19/2023	3.800%	1,450,000	1,433,514
04/19/2028	4.375%	1,030,000	994,467
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	306,000	290,902
United Airlines Pass-Through Trust
Series 2016-1 Class B
01/07/2026	3.650%	131,000	125,637
Series 2018-1 Class A
03/01/2030	3.700%	465,000	450,492
Series 2018-1 Class AA
03/01/2030	3.500%	820,000	793,350
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	250,704	253,937
Series 2016-1 Class A
07/07/2028	3.450%	542,306	520,106
Total			12,090,346
Apartment REIT 0.1%
AvalonBay Communities, Inc.
11/15/2024	3.500%	215,000	212,196
11/15/2025	3.500%	300,000	293,260
10/15/2046	3.900%	85,000	79,032
ERP Operating LP
04/15/2023	3.000%	200,000	195,408
03/01/2028	3.500%	221,000	213,321
Mid-America Apartments LP
10/15/2023	4.300%	56,000	57,083
06/15/2024	3.750%	1,370,000	1,350,969
11/15/2025	4.000%	705,000	699,451
06/01/2027	3.600%	572,000	548,369
UDR, Inc.
09/01/2026	2.950%	363,000	332,583
Total			3,981,672
Automotive 0.5%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	671,160
Ford Motor Co.
07/16/2031	7.450%	1,300,000	1,526,654
12/08/2046	5.291%	1,830,000	1,695,482

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	165

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
01/09/2022	3.219%	271,000	265,020
03/28/2022	3.339%	505,000	494,048
02/15/2023	4.140%	2,087,000	2,085,220
01/09/2024	3.810%	978,000	950,970
08/04/2025	4.134%	940,000	915,413
11/02/2027	3.815%	1,647,000	1,525,280
General Motors Co.
04/01/2036	6.600%	124,000	135,436
04/01/2038	5.150%	1,365,000	1,295,240
04/01/2048	5.400%	602,000	572,409
General Motors Financial Co., Inc.
06/19/2023	4.150%	1,356,000	1,355,081
04/13/2024	3.950%	600,000	587,522
11/07/2024	3.500%	465,000	442,590
01/15/2025	4.000%	335,000	326,146
04/09/2025	4.350%	515,000	509,151
07/13/2025	4.300%	1,525,000	1,499,979
Total			16,852,801
Banking 6.2%
ABN AMRO Bank NV(a)
10/30/2018	2.500%	720,000	719,673
06/04/2020	2.450%	1,195,000	1,176,297
Subordinated
07/28/2025	4.750%	431,000	429,038
American Express Co.
02/27/2023	3.400%	2,750,000	2,720,525
Subordinated
12/05/2024	3.625%	170,000	167,484
American Express Credit Corp.
07/31/2018	1.800%	651,000	650,657
05/05/2021	2.250%	331,000	322,138
03/03/2022	2.700%	210,000	205,355
ANZ New Zealand International Ltd.(a)
09/23/2019	2.600%	1,000,000	994,783
08/06/2020	2.850%	478,000	473,084
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	221,748
Banco Santander SA
04/11/2027	4.250%	805,000	766,383
02/23/2028	3.800%	1,000,000	913,188
04/12/2028	4.379%	2,200,000	2,099,867
Bank of America Corp.
10/19/2020	2.625%	225,000	222,151
10/21/2022	2.503%	326,000	312,262
01/11/2023	3.300%	4,825,000	4,752,866
07/24/2023	4.100%	250,000	254,071
04/01/2024	4.000%	1,394,000	1,406,584
10/21/2027	3.248%	1,625,000	1,514,138
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
08/26/2024	4.200%	250,000	251,233
01/22/2025	4.000%	459,000	454,805
03/03/2026	4.450%	865,000	866,126
Bank of America Corp.(j)
01/23/2022	2.738%	1,645,000	1,616,953
01/20/2023	3.124%	2,184,000	2,147,250
04/24/2023	2.881%	575,000	559,164
12/20/2023	3.004%	53,000	51,415
10/01/2025	3.093%	2,162,000	2,061,817
01/23/2026	3.366%	1,405,000	1,350,931
04/24/2028	3.705%	1,800,000	1,737,893
07/21/2028	3.593%	3,420,000	3,266,168
12/20/2028	3.419%	1,947,000	1,835,018
04/24/2038	4.244%	1,206,000	1,170,195
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	833,993
Bank of Montreal
01/25/2019	2.375%	1,633,000	1,631,003
Bank of New York Mellon Corp. (The)(j)
05/16/2023	2.661%	200,000	194,045
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,032,302
11/18/2025	3.950%	575,000	583,821
Bank of New York Mellon Corp. (The), Subordinated
08/23/2029	3.300%	272,000	253,032
Bank of Nova Scotia (The)
10/21/2020	2.350%	1,243,000	1,219,624
09/19/2022	2.450%	400,000	384,577
Barclays PLC
03/16/2025	3.650%	1,491,000	1,398,422
01/12/2026	4.375%	1,039,000	1,010,809
BB&T Corp.
04/30/2019	6.850%	400,000	409,902
Subordinated
11/01/2019	5.250%	800,000	822,341
BNP Paribas SA(a)
03/01/2023	3.500%	2,987,000	2,910,915
01/09/2025	3.375%	1,024,000	970,071
BNP Paribas SA(a),(j)
Subordinated
03/01/2033	4.375%	250,000	234,746
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	430,814
02/21/2022	2.900%	800,000	780,304
11/03/2022	2.650%	600,000	574,591
BPCE SA
07/15/2019	2.500%	250,000	248,483
12/02/2026	3.375%	700,000	657,017

The accompanying Notes to Financial Statements are an integral part of this statement.
166	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	493,647
Capital One Financial Corp.
05/12/2020	2.500%	350,000	344,740
10/30/2020	2.400%	1,090,000	1,065,314
01/30/2023	3.200%	779,000	755,974
04/24/2024	3.750%	379,000	371,969
04/30/2025	4.250%	1,918,000	1,909,513
Subordinated
10/29/2025	4.200%	700,000	680,368
Capital One NA
08/08/2022	2.650%	1,024,000	982,801
Citigroup, Inc.
07/30/2018	2.150%	822,000	821,837
08/02/2021	2.350%	269,000	259,920
04/25/2022	2.750%	900,000	870,928
12/01/2025	7.000%	765,000	882,286
10/21/2026	3.200%	2,158,000	2,006,133
01/15/2028	6.625%	215,000	250,231
Subordinated
03/26/2025	3.875%	300,000	290,963
09/13/2025	5.500%	998,000	1,059,641
09/29/2027	4.450%	3,060,000	3,007,236
07/25/2028	4.125%	532,000	509,469
Citigroup, Inc.(j)
01/24/2023	3.142%	1,312,000	1,286,436
07/24/2023	2.876%	547,000	527,486
06/01/2024	4.044%	4,105,000	4,129,983
07/24/2028	3.668%	600,000	571,376
04/23/2029	4.075%	546,000	535,679
01/24/2039	3.878%	506,000	460,917
Citizens Bank NA
03/29/2023	3.700%	250,000	249,449
Citizens Financial Group, Inc.
Subordinated
12/03/2025	4.300%	386,000	384,332
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	478,828
03/16/2023	3.450%	540,000	535,252
03/16/2028	3.900%	540,000	533,602
Subordinated
12/09/2025	4.500%	703,000	696,492
Cooperatieve Rabobank UA
01/11/2021	4.500%	620,000	637,514
Subordinated
08/04/2025	4.375%	358,000	351,095
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	569,013
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Agricole SA(a)
04/24/2023	3.750%	1,855,000	1,818,447
Subordinated
03/17/2025	4.375%	340,000	328,912
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,200,828
Credit Suisse Group AG(a),(j)
01/12/2029	3.869%	250,000	234,884
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	642,760
03/26/2025	3.750%	500,000	480,583
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	527,756
09/12/2023	3.875%	1,265,000	1,255,695
06/12/2028	4.375%	1,165,000	1,162,036
Deutsche Bank AG
10/14/2021	4.250%	1,850,000	1,822,664
01/13/2026	4.100%	600,000	559,585
Discover Bank
07/27/2026	3.450%	633,000	587,582
DNB Bank ASA(a)
10/02/2020	2.125%	2,930,000	2,855,379
Fifth Third Bancorp
03/14/2028	3.950%	400,000	394,736
Goldman Sachs Group, Inc. (The)
09/15/2020	2.750%	684,000	676,403
01/23/2025	3.500%	578,000	558,122
05/22/2025	3.750%	4,028,000	3,930,647
11/16/2026	3.500%	1,695,000	1,594,737
01/26/2027	3.850%	2,122,000	2,038,614
Subordinated
10/21/2025	4.250%	531,000	522,765
Goldman Sachs Group, Inc. (The)(j)
07/24/2023	2.905%	652,000	628,438
09/29/2025	3.272%	887,000	842,167
06/05/2028	3.691%	1,744,000	1,654,660
05/01/2029	4.223%	1,645,000	1,621,485
04/23/2039	4.411%	1,500,000	1,443,495
HSBC Holdings PLC
01/05/2022	2.650%	681,000	659,251
03/30/2022	4.000%	586,000	595,133
05/25/2023	3.600%	657,000	650,697
Subordinated
03/14/2024	4.250%	2,500,000	2,489,415
HSBC Holdings PLC(j)
05/18/2024	3.950%	1,095,000	1,091,333
03/13/2028	4.041%	744,000	723,602
06/19/2029	4.538%	1,225,000	1,237,542

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	167

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Bancshares, Inc.
03/14/2021	3.150%	141,000	140,289
01/14/2022	2.300%	1,152,000	1,105,996
Intesa Sanpaolo SpA(a)
07/14/2027	3.875%	2,945,000	2,543,953
01/12/2028	3.875%	2,067,000	1,773,901
01/12/2048	4.375%	635,000	496,936
JPMorgan Chase & Co.
08/15/2021	2.295%	883,000	854,564
10/01/2026	2.950%	2,507,000	2,329,825
JPMorgan Chase & Co.(j)
06/18/2022	3.514%	2,711,000	2,712,849
04/23/2024	3.559%	1,641,000	1,625,721
04/23/2029	4.005%	820,000	809,501
07/24/2038	3.882%	2,160,000	1,992,183
02/22/2048	4.260%	575,000	543,868
KeyBank NA
05/22/2022	3.180%	1,373,000	1,366,783
Lloyds Banking Group PLC
01/11/2027	3.750%	949,000	898,053
03/22/2028	4.375%	2,696,000	2,654,846
Subordinated
12/10/2025	4.582%	500,000	490,309
01/09/2048	4.344%	960,000	823,931
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	954,468
01/15/2026	3.900%	370,000	364,487
Macquarie Group Ltd.(a)
01/14/2020	6.000%	600,000	622,142
01/14/2021	6.250%	926,000	982,155
Macquarie Group Ltd.(a),(j)
11/28/2028	3.763%	340,000	315,254
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	382,000	377,939
02/22/2022	2.998%	177,000	173,768
09/13/2023	2.527%	384,000	363,208
Mitsubishi UFJ Trust & Banking Corp.(a)
10/16/2019	2.450%	400,000	396,648
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	424,497
Morgan Stanley
09/23/2019	5.625%	130,000	133,952
01/26/2020	5.500%	600,000	620,921
07/24/2020	5.500%	324,000	338,230
01/25/2021	5.750%	372,000	393,389
07/28/2021	5.500%	3,235,000	3,422,753
11/17/2021	2.625%	1,520,000	1,478,408
05/19/2022	2.750%	507,000	491,591
07/23/2025	4.000%	2,053,000	2,046,728
01/20/2027	3.625%	1,000,000	962,068
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/24/2025	5.000%	1,113,000	1,152,389
Morgan Stanley(j)
07/22/2028	3.591%	889,000	845,008
01/24/2029	3.772%	880,000	848,534
07/22/2038	3.971%	813,000	749,424
MUFG Union Bank NA
05/06/2019	2.250%	250,000	248,684
Nationwide Building Society(a),(j)
03/08/2029	4.302%	300,000	289,156
Nationwide Building Society(a)
Subordinated
09/14/2026	4.000%	879,000	822,829
Nordea Bank AB(a)
01/27/2020	4.875%	300,000	308,005
Subordinated
09/21/2022	4.250%	910,000	926,805
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	231,000	216,528
PNC Bank NA
01/22/2021	2.500%	1,755,000	1,725,846
06/08/2023	3.500%	2,705,000	2,709,296
Subordinated
01/30/2023	2.950%	570,000	552,780
Royal Bank of Scotland Group PLC(j)
05/18/2029	4.892%	1,147,000	1,141,543
Santander UK Group Holdings PLC
01/08/2021	3.125%	269,000	265,723
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	1,500,000	1,464,301
Societe Generale SA(a)
Subordinated
04/14/2025	4.250%	900,000	865,669
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	594,329
Standard Chartered PLC(a),(j)
Subordinated
03/15/2033	4.866%	700,000	685,022
State Street Corp.(j)
05/15/2023	2.653%	250,000	243,221
State Street Corp.
05/15/2023	3.100%	630,000	621,216

The accompanying Notes to Financial Statements are an integral part of this statement.
168	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,169,086
10/18/2022	2.778%	452,000	436,718
07/14/2026	2.632%	590,000	537,922
10/19/2026	3.010%	297,000	278,127
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	345,582
05/01/2025	4.000%	191,000	191,957
Synchrony Financial
08/04/2026	3.700%	300,000	275,995
12/01/2027	3.950%	2,227,000	2,056,354
Toronto-Dominion Bank (The)(j)
Subordinated
09/15/2031	3.625%	583,000	548,002
U.S. Bancorp
01/24/2022	2.625%	309,000	302,595
07/22/2026	2.375%	1,200,000	1,091,959
UBS Group Funding AG(a),(j)
08/15/2023	2.859%	200,000	191,465
UBS Group Funding Switzerland AG(a)
02/01/2022	2.650%	2,540,000	2,447,115
05/23/2023	3.491%	2,179,000	2,132,871
09/24/2025	4.125%	200,000	198,737
04/15/2026	4.125%	401,000	397,193
Wells Fargo & Co.
03/04/2021	2.500%	460,000	449,863
01/24/2023	3.069%	796,000	773,545
09/09/2024	3.300%	750,000	725,393
09/29/2025	3.550%	2,000,000	1,943,392
Subordinated
06/03/2026	4.100%	777,000	761,040
11/17/2045	4.900%	719,000	714,831
Westpac Banking Corp.
06/28/2022	2.500%	500,000	480,792
01/25/2028	3.400%	500,000	478,287
Westpac Banking Corp.(j)
11/23/2031	4.322%	600,000	578,785
Total			194,422,877
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone Holdings Finance Co. LLC(a)
03/15/2021	5.875%	850,000	903,559
Brookfield Finance, Inc.
09/20/2047	4.700%	369,000	349,944
Carlyle Holdings(b),(c),(d)
3-month USD LIBOR + 2.000% 07/15/2019	3.302%	111,355	110,659
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	299,304
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invesco Finance PLC
01/15/2026	3.750%	567,000	560,889
Nomura Holdings, Inc.
03/04/2020	6.700%	190,000	200,163
Total			2,424,518
Building Materials 0.1%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	291,596
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	365,922
Masco Corp.
08/15/2032	6.500%	540,000	597,968
Vulcan Materials Co.
06/15/2047	4.500%	635,000	580,389
Total			1,835,875
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	560,000	566,608
07/23/2025	4.908%	700,000	706,849
02/15/2028	3.750%	583,000	527,763
03/15/2028	4.200%	906,000	849,838
04/01/2038	5.375%	446,000	422,112
05/01/2047	5.375%	563,000	517,551
04/01/2048	5.750%	1,444,000	1,397,392
Comcast Corp.
05/01/2028	3.550%	1,898,000	1,811,056
11/15/2035	6.500%	1,378,000	1,637,236
03/01/2048	4.000%	542,000	479,723
11/01/2049	3.999%	500,000	437,608
11/01/2052	4.049%	800,000	694,302
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	250,794
Sky PLC(a)
09/16/2024	3.750%	363,000	361,019
TCI Communications, Inc.
02/15/2028	7.125%	415,000	503,927
Time Warner Cable LLC
05/01/2037	6.550%	990,000	1,046,670
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,295,000	1,604,227
Total			13,814,675
Chemicals 0.4%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	481,365
Albemarle Corp.
12/01/2044	5.450%	270,000	285,039

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	169

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CF Industries, Inc.(a)
12/01/2021	3.400%	1,693,000	1,665,328
12/01/2026	4.500%	1,725,000	1,711,843
Chevron Phillips Chemical Co. LLC/LP(a)
12/01/2026	3.400%	475,000	464,337
Monsanto Co.
07/15/2064	4.700%	300,000	263,288
Mosaic Co. (The)
11/15/2033	5.450%	1,036,000	1,047,408
Nutrien Ltd.
05/15/2019	6.500%	450,000	463,293
03/15/2035	4.125%	700,000	651,421
Sherwin-Williams Co. (The)
06/01/2022	2.750%	1,363,000	1,320,286
06/01/2024	3.125%	165,000	157,596
06/01/2027	3.450%	554,000	524,434
06/01/2047	4.500%	520,000	497,314
Union Carbide Corp.
06/01/2025	7.500%	300,000	352,047
10/01/2096	7.750%	920,000	1,196,787
Total			11,081,786
Construction Machinery 0.1%
John Deere Capital Corp.
06/24/2024	2.650%	1,310,000	1,248,473
09/08/2027	2.800%	700,000	653,296
Total			1,901,769
Consumer Cyclical Services 0.1%
Alibaba Group Holding Ltd.
12/06/2027	3.400%	345,000	321,211
12/06/2037	4.000%	545,000	504,880
12/06/2047	4.200%	383,000	350,535
12/06/2057	4.400%	466,000	429,395
Amazon.com, Inc.
12/05/2034	4.800%	500,000	547,110
08/22/2037	3.875%	550,000	537,398
08/22/2057	4.250%	800,000	788,364
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	309,724
Total			3,788,617
Consumer Products 0.1%
Church & Dwight Co., Inc.
08/01/2022	2.450%	445,000	426,290
08/01/2027	3.150%	719,000	667,510
08/01/2047	3.950%	445,000	402,185
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	363,980
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
04/01/2036	5.375%	200,000	197,223
04/01/2046	5.500%	150,000	146,865
Procter & Gamble Co. (The)
08/11/2027	2.850%	540,000	511,826
Unilever Capital Corp.
03/22/2025	3.375%	230,000	228,708
Total			2,944,587
Diversified Manufacturing 0.2%
ABB Finance U.S.A., Inc.
04/03/2028	3.800%	345,000	347,796
Eaton Corp.
04/01/2024	7.625%	500,000	582,565
General Electric Co.
01/14/2038	5.875%	734,000	833,146
03/11/2044	4.500%	543,000	532,249
Johnson Controls International PLC
12/01/2041	5.250%	865,000	902,382
Nvent Finance Sarl(a)
04/15/2028	4.550%	450,000	442,674
Valmont Industries, Inc.
10/01/2044	5.000%	545,000	517,144
10/01/2054	5.250%	1,057,000	979,278
WW Grainger, Inc.
06/15/2045	4.600%	200,000	205,857
Total			5,343,091
Electric 1.5%
Alabama Power Co.
02/15/2033	5.700%	467,000	544,016
05/15/2038	6.125%	70,000	86,919
Alliant Energy Finance LLC(a)
06/15/2028	4.250%	1,478,000	1,483,597
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	304,000	330,884
Appalachian Power Co.
06/01/2027	3.300%	905,000	867,194
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	337,552
08/15/2047	3.750%	100,000	93,873
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	987,457
02/01/2025	3.500%	529,000	525,927
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	686,722
CMS Energy Corp.
08/15/2027	3.450%	300,000	286,371

The accompanying Notes to Financial Statements are an integral part of this statement.
170	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	223,399
08/15/2047	3.750%	370,000	346,382
03/01/2048	4.000%	654,000	639,622
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	234,201
Consumers Energy Co.
08/31/2064	4.350%	547,000	537,204
Dominion Energy, Inc.
08/15/2019	1.600%	1,045,000	1,028,713
08/15/2021	2.000%	805,000	770,425
08/01/2033	5.250%	1,315,000	1,409,408
DTE Electric Co.
06/15/2042	3.950%	364,000	350,654
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	699,699
01/15/2038	6.000%	226,000	281,799
12/15/2041	4.250%	313,000	319,584
Duke Energy Corp.
09/01/2021	1.800%	1,205,000	1,152,439
09/01/2026	2.650%	213,000	192,179
Duke Energy Florida LLC
07/15/2048	4.200%	1,085,000	1,093,589
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	516,734
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	342,218
10/15/2046	3.700%	323,000	299,602
09/15/2047	3.600%	300,000	271,992
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	1,585,000	1,501,480
Edison International
03/15/2023	2.950%	500,000	480,796
03/15/2028	4.125%	180,000	177,234
Enel Finance International NV(a)
05/25/2027	3.625%	380,000	349,661
04/06/2028	3.500%	335,000	300,691
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	302,811
Entergy Corp.
09/01/2026	2.950%	336,000	307,619
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	430,351
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	392,934
10/01/2039	6.250%	300,000	317,665
Florida Power & Light Co.
09/01/2035	5.400%	600,000	687,830
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fortis, Inc.
10/04/2026	3.055%	1,000,000	912,887
Georgia Power Co.
03/15/2042	4.300%	275,000	274,220
Indiana Michigan Power Co.
03/15/2019	7.000%	420,000	432,384
03/15/2046	4.550%	585,000	611,120
IPALCO Enterprises, Inc.
09/01/2024	3.700%	1,398,000	1,347,770
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	178,601
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	848,245
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	719,994
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,349,000	1,351,571
Nevada Power Co.
04/01/2036	6.650%	225,000	289,681
09/15/2040	5.375%	546,000	624,821
New England Power Co.(a)
12/05/2047	3.800%	168,000	158,632
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	765,122
Northern States Power Co.
06/01/2036	6.250%	150,000	188,438
09/15/2047	3.600%	671,000	619,464
Oncor Electric Delivery Co. LLC
09/01/2022	7.000%	155,000	176,190
Pacific Gas & Electric Co.
12/01/2027	3.300%	1,360,000	1,221,449
03/01/2034	6.050%	450,000	485,521
04/15/2042	4.450%	257,000	233,962
08/15/2042	3.750%	531,000	443,060
12/01/2047	3.950%	200,000	170,974
PacifiCorp
10/15/2037	6.250%	200,000	256,097
PECO Energy Co.
10/15/2025	3.150%	593,000	575,340
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	143,000	134,023
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	238,706
03/15/2043	4.150%	250,000	249,656
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	317,723
Progress Energy, Inc.
01/15/2021	4.400%	187,000	191,133

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	171

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PSEG Power LLC
09/15/2021	4.150%	233,000	236,476
Public Service Co. of Colorado
06/15/2028	3.700%	271,000	272,154
06/15/2048	4.100%	108,000	108,305
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	303,759
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	237,532
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	593,738
05/15/2040	5.350%	21,000	24,514
South Carolina Electric & Gas Co.
05/15/2033	5.300%	350,000	371,381
12/15/2039	5.500%	150,000	154,253
06/01/2065	5.100%	199,000	200,469
Southern California Edison Co.
03/01/2028	3.650%	200,000	196,822
01/15/2036	5.550%	130,000	149,470
02/01/2038	5.950%	210,000	247,582
03/01/2048	4.125%	410,000	388,040
Southern Co. (The)
07/01/2026	3.250%	630,000	591,654
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,194,047
Southwestern Electric Power Co.
10/01/2026	2.750%	270,000	247,583
04/01/2045	3.900%	813,000	761,520
02/01/2048	3.850%	705,000	651,689
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	351,713
08/15/2047	3.700%	267,000	247,974
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	736,216
Union Electric Co.
06/15/2027	2.950%	286,000	270,359
04/01/2048	4.000%	211,000	207,499
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	123,191
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	184,611
Xcel Energy, Inc.
07/01/2036	6.500%	112,000	143,266
09/15/2041	4.800%	90,000	95,946
Total			45,497,974
Environmental 0.0%
Republic Services, Inc.
07/01/2026	2.900%	174,000	161,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	899,158
01/15/2025	3.500%	2,020,000	1,896,087
Air Lease Corp.
03/01/2025	3.250%	645,000	599,439
04/01/2027	3.625%	1,485,000	1,363,420
12/01/2027	3.625%	1,450,000	1,323,853
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	348,524
11/01/2027	3.500%	600,000	549,714
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	1,700,000	1,634,184
11/15/2035	4.418%	2,521,000	2,441,160
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,147,097
Total			12,202,636
Food and Beverage 0.8%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	240,000	237,950
02/01/2036	4.700%	5,200,000	5,262,384
Anheuser-Busch InBev Worldwide, Inc.
04/13/2028	4.000%	540,000	538,473
04/15/2058	4.750%	980,000	962,859
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	141,000	141,124
Campbell Soup Co.
03/15/2025	3.950%	590,000	569,528
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	139,028
11/01/2036	7.250%	300,000	386,356
Constellation Brands, Inc.
02/15/2023	3.200%	1,222,000	1,189,860
02/15/2028	3.600%	1,276,000	1,209,680
Diageo Investment Corp.
09/15/2022	8.000%	865,000	1,015,189
Dr. Pepper Snapple Group, Inc.
06/15/2027	3.430%	135,000	125,195
General Mills, Inc.
10/17/2023	3.700%	1,200,000	1,187,339
04/17/2025	4.000%	400,000	394,133
04/17/2028	4.200%	245,000	239,462
04/17/2038	4.550%	867,000	829,458
04/17/2048	4.700%	648,000	616,765
Kellogg Co.
11/15/2027	3.400%	262,000	243,510

The accompanying Notes to Financial Statements are an integral part of this statement.
172	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
07/02/2020	2.800%	1,683,000	1,670,090
06/15/2023	4.000%	2,387,000	2,380,333
01/30/2029	4.625%	1,302,000	1,290,125
01/26/2039	6.875%	548,000	645,791
06/01/2046	4.375%	1,897,000	1,643,324
Maple Escrow Subsidiary, Inc.(a)
05/25/2025	4.417%	250,000	251,738
05/25/2038	4.985%	323,000	325,115
McCormick & Co., Inc.
08/15/2024	3.150%	209,000	199,703
08/15/2027	3.400%	198,000	187,296
Sysco Corp.
03/15/2025	3.550%	105,000	103,004
10/01/2025	3.750%	388,000	383,417
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	203,290
Total			24,571,519
Health Care 0.8%
Abbott Laboratories
09/15/2025	3.875%	645,000	642,208
11/30/2026	3.750%	1,230,000	1,208,410
11/30/2046	4.900%	918,000	988,283
Becton Dickinson and Co.
06/05/2020	2.404%	1,860,000	1,825,411
06/06/2022	2.894%	1,550,000	1,499,056
12/15/2024	3.734%	160,000	156,247
06/06/2027	3.700%	1,290,000	1,222,147
12/15/2044	4.685%	1,085,000	1,050,833
CVS Health Corp.
12/01/2022	2.750%	500,000	479,914
03/25/2025	4.100%	4,064,000	4,043,615
03/25/2028	4.300%	1,128,000	1,112,499
03/25/2038	4.780%	2,149,000	2,121,983
03/25/2048	5.050%	1,806,000	1,835,315
Express Scripts Holding Co.
07/15/2023	3.000%	178,000	168,958
02/25/2026	4.500%	577,000	575,616
07/15/2046	4.800%	218,000	207,604
Memorial Sloan-Kettering Cancer Center
07/01/2055	4.200%	60,000	61,819
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	286,200
Stryker Corp.
11/01/2025	3.375%	862,000	829,802
03/07/2028	3.650%	1,609,000	1,569,995
Thermo Fisher Scientific, Inc.
09/19/2026	2.950%	1,202,000	1,112,069
08/15/2027	3.200%	1,515,000	1,417,817
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	172,931
Total			24,588,732
Healthcare Insurance 0.4%
Aetna, Inc.
12/15/2037	6.750%	590,000	751,274
Anthem, Inc.
12/01/2022	2.950%	1,245,000	1,209,874
12/01/2024	3.350%	350,000	337,865
03/01/2028	4.101%	565,000	553,017
12/01/2047	4.375%	94,000	87,143
Magellan Health, Inc.
09/22/2024	4.400%	750,000	735,164
UnitedHealth Group, Inc.
06/15/2021	3.150%	1,198,000	1,198,734
06/15/2023	3.500%	2,694,000	2,696,947
03/15/2026	3.100%	642,000	613,232
06/15/2028	3.850%	1,905,000	1,911,313
07/15/2035	4.625%	658,000	694,533
06/15/2048	4.250%	817,000	818,294
Total			11,607,390
Healthcare REIT 0.1%
HCP, Inc.
03/01/2024	4.200%	81,000	80,849
08/15/2024	3.875%	694,000	678,628
Senior Housing Properties Trust
05/01/2019	3.250%	400,000	400,092
02/15/2028	4.750%	500,000	484,493
Ventas Realty LP
05/01/2024	3.750%	690,000	679,217
01/15/2026	4.125%	258,000	254,890
04/01/2027	3.850%	246,000	236,205
Welltower, Inc.
06/01/2025	4.000%	500,000	490,840
Total			3,305,214
Home Construction 0.0%
Lennar Corp.
11/29/2027	4.750%	1,485,000	1,392,534
Independent Energy 0.5%
Anadarko Holding Co.
05/15/2028	7.150%	570,000	655,961
Anadarko Petroleum Corp.
03/15/2021	4.850%	626,000	645,104
07/15/2024	3.450%	903,000	869,409

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	173

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apache Corp.
04/15/2022	3.250%	64,000	62,963
01/15/2037	6.000%	200,000	218,105
04/15/2043	4.750%	268,000	254,406
Canadian Natural Resources Ltd.
06/30/2033	6.450%	1,423,000	1,667,739
Cimarex Energy Co.
06/01/2024	4.375%	1,924,000	1,951,240
05/15/2027	3.900%	542,000	521,504
Concho Resources, Inc.
10/01/2027	3.750%	1,002,000	963,678
10/01/2047	4.875%	265,000	267,500
Concho Resources, Inc.(h)
08/15/2028	4.300%	1,090,000	1,091,939
Continental Resources, Inc.
06/01/2044	4.900%	580,000	571,877
Encana Corp.
11/01/2031	7.375%	695,000	856,469
08/15/2037	6.625%	515,000	613,275
EnCana Corp.
02/01/2038	6.500%	860,000	1,015,517
EQT Corp.
10/01/2027	3.900%	302,000	281,766
Hess Corp.
01/15/2040	6.000%	400,000	413,850
02/15/2041	5.600%	226,000	228,567
Marathon Oil Corp.
10/01/2037	6.600%	150,000	177,953
Noble Energy, Inc.
03/01/2041	6.000%	400,000	439,974
Occidental Petroleum Corp.
02/15/2027	3.000%	333,000	315,686
03/15/2048	4.200%	825,000	821,482
Total			14,905,964
Integrated Energy 0.3%
BG Energy Capital PLC(a)
10/15/2041	5.125%	200,000	217,846
BP Capital Markets PLC
02/10/2024	3.814%	1,621,000	1,639,809
04/14/2024	3.224%	1,500,000	1,470,407
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	97,558
11/15/2039	6.750%	1,195,000	1,314,892
06/15/2047	5.400%	333,000	327,132
Chevron Corp.
06/24/2023	3.191%	269,000	267,492
05/16/2026	2.954%	525,000	503,573
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Husky Energy, Inc.
04/15/2022	3.950%	750,000	757,097
Petro-Canada
05/15/2035	5.950%	250,000	288,595
Shell International Finance BV
05/11/2035	4.125%	200,000	202,902
05/10/2046	4.000%	308,000	298,226
Total Capital International SA
01/25/2023	2.700%	500,000	486,409
Total			7,871,938
Life Insurance 0.6%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	498,884
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	751,953
American International Group, Inc.
02/15/2024	4.125%	786,000	790,043
07/10/2025	3.750%	242,000	233,651
04/01/2028	4.200%	112,000	109,733
01/15/2035	3.875%	537,000	477,837
05/01/2036	6.250%	675,000	768,413
Athene Global Funding(a)
04/20/2020	2.750%	703,000	694,511
01/25/2022	4.000%	221,000	222,466
Athene Holding Ltd.
01/12/2028	4.125%	460,000	423,880
Brighthouse Financial, Inc.
06/22/2027	3.700%	575,000	511,822
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	998,247
Great-West Lifeco Finance Delaware LP(a)
06/03/2047	4.150%	500,000	468,775
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	205,141
Jackson National Life Global Funding(a)
04/29/2026	3.050%	1,073,000	1,008,533
Lincoln National Corp.
04/07/2036	6.150%	24,000	27,484
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	1,400,000	1,331,551
MetLife, Inc.
09/15/2023	4.368%	600,000	621,415
11/13/2025	3.600%	279,000	274,884
11/13/2043	4.875%	490,000	514,799
05/13/2046	4.600%	685,000	692,780

The accompanying Notes to Financial Statements are an integral part of this statement.
174	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(a)
09/19/2027	3.000%	500,000	468,060
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	380,587
Protective Life Global Funding(a)
09/14/2021	1.999%	600,000	574,942
Prudential Financial, Inc.
03/27/2028	3.878%	855,000	845,568
05/15/2044	4.600%	275,000	277,817
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,573,185
Reliance Standard Life Global Funding II(a)
01/20/2021	3.050%	522,000	517,106
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	474,599
05/15/2047	4.270%	300,000	288,583
Voya Financial, Inc.
07/15/2024	3.125%	1,191,000	1,122,241
06/15/2046	4.800%	440,000	432,543
Total			19,582,033
Media and Entertainment 0.2%
21st Century Fox America, Inc.
07/15/2024	9.500%	407,000	521,221
04/30/2028	7.300%	350,000	420,691
CBS Corp.
02/15/2023	2.500%	810,000	761,214
08/15/2024	3.700%	1,019,000	990,639
Discovery Communications LLC
06/15/2021	4.375%	200,000	204,517
03/20/2028	3.950%	758,000	718,228
06/01/2040	6.350%	490,000	535,155
04/01/2043	4.875%	630,000	583,778
Grupo Televisa SAB
01/31/2046	6.125%	356,000	367,513
Time Warner, Inc.
02/15/2027	3.800%	820,000	775,102
07/15/2045	4.850%	785,000	716,081
Viacom, Inc.
04/01/2024	3.875%	352,000	340,147
03/15/2043	4.375%	269,000	225,571
Walt Disney Co. (The)
06/15/2027	2.950%	400,000	378,827
Total			7,538,684
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.3%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	232,171
09/11/2027	4.000%	400,000	372,435
Barrick Gold Corp.
10/15/2035	6.450%	780,000	937,570
Barrick North America Finance LLC
05/30/2041	5.700%	666,000	726,912
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,598,531
09/30/2043	5.000%	497,000	557,182
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,253,964
Southern Copper Corp.
07/27/2035	7.500%	200,000	243,451
04/23/2045	5.875%	675,000	719,417
Vale Canada Ltd.
09/15/2032	7.200%	800,000	874,867
Vale Overseas Ltd.
08/10/2026	6.250%	925,000	1,003,684
11/21/2036	6.875%	1,050,000	1,178,065
Total			9,698,249
Midstream 1.1%
Andeavor Logistics LP/Tesoro Finance Corp.
12/01/2027	4.250%	253,000	242,987
Andeavor Logistics LP/Tesoro Logistics Financial Corp.
12/01/2022	3.500%	663,000	647,942
12/01/2047	5.200%	875,000	849,005
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	559,547
Buckeye Partners LP
07/01/2023	4.150%	348,000	344,267
11/15/2043	5.850%	770,000	719,044
Enbridge Energy Partners LP
10/15/2045	7.375%	310,000	396,835
Enbridge, Inc.
07/15/2022	2.900%	1,329,000	1,290,782
06/10/2044	4.500%	500,000	465,862
Enbridge, Inc.(j)
Subordinated
03/01/2078	6.250%	350,000	332,970
Energy Transfer Partners LP
02/01/2024	4.900%	652,000	663,941
03/15/2025	4.050%	946,000	916,311
01/15/2026	4.750%	449,000	446,825
06/15/2038	5.800%	271,000	267,988
06/01/2041	6.050%	1,279,000	1,271,638
12/15/2045	6.125%	1,002,000	997,694

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	175

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2048	6.000%	1,085,000	1,084,016
EnLink Midstream Partners LP
04/01/2019	2.700%	300,000	297,460
Enterprise Products Operating LLC
02/15/2027	3.950%	222,000	220,461
03/01/2033	6.875%	250,000	306,753
10/15/2034	6.650%	1,000,000	1,211,041
04/15/2038	7.550%	600,000	791,748
03/15/2044	4.850%	286,000	284,824
02/15/2045	5.100%	390,000	402,141
05/15/2046	4.900%	120,000	120,759
02/15/2048	4.250%	1,138,000	1,057,831
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	610,000	593,102
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	1,707,000	1,764,388
Kinder Morgan, Inc.
01/15/2023	3.150%	1,301,000	1,254,781
03/01/2028	4.300%	900,000	875,411
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	744,599
12/01/2042	4.200%	404,000	362,647
MPLX LP
12/01/2024	4.875%	764,000	783,003
03/15/2028	4.000%	280,000	266,431
03/01/2047	5.200%	323,000	318,099
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,457,513
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	159,859
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	221,000	201,487
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	466,082
Sunoco Logistics Partners Operations LP
12/01/2025	5.950%	250,000	267,212
02/15/2040	6.850%	652,000	705,809
TC PipeLines LP
05/25/2027	3.900%	247,000	232,710
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	632,047
TransCanada PipeLines Ltd.
05/15/2028	4.250%	1,205,000	1,209,821
10/15/2037	6.200%	500,000	573,044
05/15/2038	4.750%	785,000	789,926
08/15/2038	7.250%	585,000	748,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
07/01/2022	4.000%	352,000	348,887
04/01/2044	5.450%	515,000	487,322
03/01/2048	5.300%	1,500,000	1,396,794
Williams Partners LP
01/15/2025	3.900%	217,000	211,569
06/15/2027	3.750%	1,736,000	1,640,359
03/01/2048	4.850%	967,000	926,372
Total			35,608,147
Natural Gas 0.2%
Atmos Energy Corp.
03/15/2019	8.500%	1,146,000	1,189,725
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	903,000	902,871
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	403,600
NiSource Finance Corp.
02/01/2042	5.800%	381,000	434,863
NiSource, Inc.
02/15/2023	3.850%	237,000	238,212
Sempra Energy
02/01/2023	2.900%	562,000	543,355
06/15/2024	3.550%	470,000	461,979
02/01/2048	4.000%	2,028,000	1,825,072
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	1,041,000	978,619
06/15/2026	3.250%	169,000	159,954
10/01/2046	3.950%	247,000	227,149
Total			7,365,399
Office REIT 0.2%
Boston Properties LP
02/01/2024	3.800%	378,000	375,981
01/15/2025	3.200%	217,000	206,551
Brandywine Operating Partnership LP
11/15/2027	3.950%	537,000	512,212
Equity Commonwealth
09/15/2020	5.875%	1,600,000	1,649,472
Government Properties Income Trust
08/15/2019	3.750%	2,050,000	2,045,982
07/15/2022	4.000%	471,000	465,211
Total			5,255,409
Oil Field Services 0.2%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	320,189

The accompanying Notes to Financial Statements are an integral part of this statement.
176	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halliburton Co.
11/15/2035	4.850%	497,000	514,868
09/15/2039	7.450%	240,000	315,693
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	2,221,000	2,153,921
Schlumberger Holdings Corp.(a)
12/21/2022	3.625%	995,000	996,617
12/21/2025	4.000%	2,180,000	2,173,728
Total			6,475,016
Other Financial Institutions 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	321,209
ORIX Corp.
07/18/2022	2.900%	252,000	244,517
Total			565,726
Other Industry 0.0%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	318,716
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	961,812
Total			1,280,528
Other REIT 0.2%
Digital Realty Trust LP
08/15/2027	3.700%	231,000	219,315
Duke Realty LP
06/30/2026	3.250%	203,000	190,740
EPR Properties
06/01/2027	4.500%	393,000	374,091
04/15/2028	4.950%	250,000	243,964
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	862,239
Liberty Property LP
10/01/2026	3.250%	279,000	260,458
Public Storage
09/15/2022	2.370%	1,589,000	1,525,715
09/15/2027	3.094%	1,250,000	1,176,690
Select Income REIT
02/01/2020	3.600%	600,000	596,585
Total			5,449,797
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	391,028
12/01/2046	4.000%	431,000	417,747
Total			808,775
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.1%
Fibria Overseas Finance Ltd.
05/12/2024	5.250%	175,000	176,327
International Paper Co.
11/15/2039	7.300%	500,000	629,632
05/15/2046	5.150%	1,265,000	1,292,888
WestRock Co.(a)
03/15/2025	3.750%	350,000	343,968
Total			2,442,815
Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/2020	2.500%	2,125,000	2,083,579
05/14/2025	3.600%	1,250,000	1,209,955
05/14/2026	3.200%	232,000	216,810
05/14/2035	4.500%	345,000	337,319
05/14/2046	4.450%	218,000	208,373
Allergan Finance LLC
10/01/2042	4.625%	255,000	235,671
Amgen, Inc.
05/11/2022	2.650%	400,000	387,994
10/01/2041	4.950%	200,000	206,177
05/01/2045	4.400%	500,000	477,943
Bayer US Finance II LLC(a)
06/25/2021	3.500%	1,595,000	1,598,675
12/15/2023	3.875%	1,954,000	1,952,939
Celgene Corp.
02/19/2021	2.875%	555,000	549,209
02/15/2023	2.750%	2,068,000	1,975,891
11/15/2047	4.350%	736,000	649,442
02/20/2048	4.550%	817,000	745,093
Gilead Sciences, Inc.
04/01/2024	3.700%	750,000	751,252
09/01/2035	4.600%	590,000	607,482
09/01/2036	4.000%	286,000	275,251
GlaxoSmithKline Capital, Inc.
05/15/2023	3.375%	2,747,000	2,746,385
05/15/2025	3.625%	717,000	716,758
Johnson & Johnson
01/15/2025	2.625%	1,319,000	1,264,168
12/05/2033	4.375%	124,000	133,352
01/15/2038	3.400%	1,726,000	1,631,016
01/15/2048	3.500%	635,000	591,873
Mylan NV
06/15/2026	3.950%	200,000	191,130
Mylan, Inc.(a)
04/15/2028	4.550%	655,000	639,834
Mylan, Inc.
11/29/2043	5.400%	100,000	99,206

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	177

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sanofi
06/19/2023	3.375%	2,441,000	2,444,044
06/19/2028	3.625%	2,712,000	2,698,999
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	612,000	576,129
Teva Pharmaceutical Finance III BV
07/21/2023	2.800%	485,000	418,891
Total			28,620,840
Property & Casualty 0.3%
Assurant, Inc.
09/27/2023	4.200%	545,000	545,232
Berkshire Hathaway Finance Corp.
01/15/2040	5.750%	385,000	456,905
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	739,342
CNA Financial Corp.
08/15/2027	3.450%	500,000	465,691
Hartford Financial Services Group, Inc. (The)
04/15/2043	4.300%	430,000	408,858
Liberty Mutual Group, Inc.(a)
03/15/2034	7.000%	400,000	491,776
03/15/2035	6.500%	300,000	358,665
Markel Corp.
11/01/2027	3.500%	755,000	702,614
Marsh & McLennan Companies, Inc.
03/14/2023	3.300%	132,000	130,035
Nationwide Mutual Insurance Co.(a)
Subordinated
08/15/2039	9.375%	1,390,000	2,187,784
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	605,216
Progressive Corp. (The)
03/15/2048	4.200%	820,000	809,652
Progressive Corp. (The)(j)
12/31/2049	5.375%	320,000	318,499
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	751,784
XLIT Ltd.
05/15/2027	6.250%	651,000	737,700
12/15/2043	5.250%	536,000	587,853
03/31/2045	5.500%	438,000	454,588
Total			10,752,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	678,349
05/01/2040	5.750%	790,000	943,042
06/15/2048	4.050%	840,000	811,772
Canadian Pacific Railway Co.
09/15/2115	6.125%	817,000	980,579
CSX Corp.
06/01/2021	4.250%	215,000	220,459
10/01/2036	6.000%	450,000	531,032
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	551,087
Union Pacific Corp.
09/15/2067	4.100%	200,000	175,474
Total			4,891,794
Refining 0.0%
Marathon Petroleum Corp.
09/15/2044	4.750%	225,000	215,695
09/15/2054	5.000%	387,000	356,937
Phillips 66
03/15/2028	3.900%	285,000	279,414
11/15/2044	4.875%	40,000	41,370
Valero Energy Corp.
04/15/2032	7.500%	260,000	333,070
03/15/2045	4.900%	324,000	328,255
Total			1,554,741
Restaurants 0.0%
McDonald’s Corp.
12/09/2035	4.700%	283,000	296,516
10/15/2037	6.300%	268,000	328,597
03/01/2047	4.450%	84,000	83,188
Total			708,301
Retail REIT 0.5%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	965,167
DDR Corp.
07/15/2022	4.625%	1,550,000	1,592,402
02/01/2025	3.625%	482,000	458,582
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	713,607
12/15/2026	3.600%	618,000	585,376
Realty Income Corp.
07/15/2024	3.875%	642,000	635,905
04/15/2025	3.875%	255,000	251,523

The accompanying Notes to Financial Statements are an integral part of this statement.
178	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regency Centers LP
02/01/2027	3.600%	586,000	560,382
03/15/2028	4.125%	604,000	597,139
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,007,552
Simon Property Group LP
01/15/2026	3.300%	386,000	369,962
06/15/2027	3.375%	550,000	528,236
STORE Capital Corp.
03/15/2028	4.500%	2,156,000	2,112,690
Tanger Properties LP
12/01/2023	3.875%	745,000	728,471
12/01/2024	3.750%	680,000	654,239
VEREIT Operating Partnership LP
02/06/2024	4.600%	1,760,000	1,761,728
Washington Prime Group LP
08/15/2024	5.950%	555,000	535,322
WEA Finance LLC(a)
04/05/2022	3.150%	1,430,000	1,403,248
Total			15,461,531
Retailers 0.6%
Costco Wholesale Corp.
05/18/2024	2.750%	1,216,000	1,176,449
05/18/2027	3.000%	1,898,000	1,814,754
CVS Pass-Through Trust(a)
10/10/2025	6.204%	193,702	204,304
01/10/2032	7.507%	118,123	137,811
01/10/2034	5.926%	790,758	850,540
01/10/2036	4.704%	698,106	689,509
Dollar General Corp.
05/01/2028	4.125%	1,727,000	1,692,785
Dollar Tree, Inc.
05/15/2028	4.200%	58,000	55,971
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	458,153
09/01/2027	3.600%	432,000	407,922
Walgreens Boots Alliance, Inc.
11/18/2034	4.500%	990,000	935,275
Walmart, Inc.
06/23/2021	3.125%	3,298,000	3,313,138
06/26/2023	3.400%	3,159,000	3,181,789
06/26/2025	3.550%	1,132,000	1,138,935
06/26/2028	3.700%	2,622,000	2,643,985
06/28/2038	3.950%	417,000	417,649
06/29/2048	4.050%	716,000	720,783
Total			19,839,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.2%
Analog Devices, Inc.
12/05/2023	3.125%	244,000	236,817
12/05/2036	4.500%	198,000	195,972
Apple, Inc.
05/11/2024	2.850%	1,343,000	1,299,327
01/13/2025	2.750%	700,000	668,655
02/09/2027	3.350%	1,619,000	1,582,061
05/11/2027	3.200%	2,186,000	2,109,040
06/20/2027	3.000%	562,000	534,103
09/12/2027	2.900%	1,244,000	1,170,575
05/13/2045	4.375%	540,000	555,765
08/04/2046	3.850%	672,000	639,211
02/09/2047	4.250%	1,096,000	1,114,279
11/13/2047	3.750%	1,111,000	1,045,938
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	204,797
01/12/2028	3.875%	376,000	355,762
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,687,000	1,632,942
01/15/2028	3.500%	1,331,000	1,211,797
Cisco Systems, Inc.
01/15/2040	5.500%	1,460,000	1,734,673
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	2,333,000	2,451,565
07/15/2046	8.350%	411,000	495,908
DXC Technology Co.
04/15/2024	4.250%	302,000	301,845
10/15/2029	7.450%	300,000	363,089
Hewlett Packard Enterprise Co.(j)
10/15/2045	6.350%	1,106,000	1,098,153
IBM Credit LLC
02/05/2021	2.650%	540,000	534,571
02/06/2023	3.000%	720,000	708,252
Intel Corp.
05/19/2046	4.100%	448,000	449,013
12/08/2047	3.734%	266,000	250,295
Microsoft Corp.
08/08/2023	2.000%	1,400,000	1,321,109
02/06/2027	3.300%	892,000	879,359
02/12/2035	3.500%	300,000	291,246
11/03/2035	4.200%	462,000	487,053
02/06/2037	4.100%	916,000	952,012
10/01/2040	4.500%	518,000	564,576
02/06/2047	4.250%	1,518,000	1,607,573
11/03/2055	4.750%	582,000	660,611
08/08/2056	3.950%	380,000	373,281

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	179

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
02/15/2023	2.625%	756,000	732,160
11/15/2024	2.950%	403,000	388,449
07/08/2034	4.300%	1,400,000	1,426,559
05/15/2035	3.900%	1,570,000	1,522,952
11/15/2037	3.800%	411,000	388,703
07/08/2039	6.125%	339,000	418,040
07/15/2040	5.375%	155,000	176,049
11/15/2047	4.000%	337,000	317,947
QUALCOMM, Inc.
01/30/2023	2.600%	52,000	49,679
05/20/2027	3.250%	501,000	467,017
05/20/2035	4.650%	190,000	192,206
Tencent Holdings Ltd.(a)
01/19/2028	3.595%	584,000	552,053
Total			36,713,039
Tobacco 0.2%
BAT Capital Corp.(a)
08/14/2020	2.297%	849,000	830,574
08/15/2022	2.764%	1,102,000	1,056,621
08/15/2024	3.222%	1,109,000	1,050,819
08/15/2037	4.390%	548,000	512,838
08/15/2047	4.540%	698,000	652,950
Reynolds American, Inc.
08/15/2045	5.850%	1,080,000	1,183,016
Total			5,286,818
Transportation Services 0.2%
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	299,786
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	265,000	249,480
FedEx Corp.
04/01/2046	4.550%	940,000	909,379
01/15/2047	4.400%	351,000	332,427
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	332,322
08/01/2023	4.125%	2,170,000	2,176,176
03/10/2025	3.950%	1,221,000	1,205,797
Ryder System, Inc.
09/01/2021	2.250%	700,000	674,747
United Parcel Service of America, Inc.(j)
04/01/2030	8.375%	225,000	305,729
Total			6,485,843
Unknown Barclay Code 0.0%
United Airlines Pass-Through Trust
03/01/2026	4.600%	255,000	252,940
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
America Movil SAB de CV
03/30/2040	6.125%	300,000	351,223
American Tower Corp.
10/15/2026	3.375%	425,000	394,522
01/15/2028	3.600%	1,684,000	1,563,890
Crown Castle International Corp.
03/01/2027	4.000%	236,000	227,040
Vodafone Group PLC
01/16/2024	3.750%	2,735,000	2,710,390
05/30/2025	4.125%	400,000	398,587
05/30/2028	4.375%	1,159,000	1,145,174
05/30/2038	5.000%	725,000	716,192
05/30/2048	5.250%	835,000	831,368
Total			8,338,386
Wirelines 0.8%
AT&T, Inc.
01/15/2025	3.950%	843,000	824,299
05/15/2025	3.400%	274,000	257,273
05/15/2035	4.500%	695,000	642,167
03/01/2037	5.250%	1,052,000	1,036,992
08/15/2040	6.000%	875,000	912,515
09/01/2040	5.350%	2,321,000	2,255,005
03/01/2041	6.375%	425,000	464,787
03/01/2047	5.450%	1,125,000	1,102,483
AT&T, Inc.(a)
02/15/2030	4.300%	1,040,000	982,956
08/15/2037	4.900%	1,195,000	1,137,488
02/15/2050	5.150%	567,000	528,299
British Telecommunications PLC
02/14/2019	2.350%	200,000	199,326
British Telecommunications PLC(j)
12/15/2030	9.125%	350,000	498,958
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	380,075
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,130,815
Telefonica Emisiones SAU
04/27/2020	5.134%	1,021,000	1,054,071
02/16/2021	5.462%	120,000	125,840
03/08/2047	5.213%	470,000	452,673
Verizon Communications, Inc.
02/15/2025	3.376%	561,000	538,172
11/01/2034	4.400%	5,490,000	5,174,885
01/15/2036	4.272%	1,090,000	1,005,727
03/16/2037	5.250%	457,000	469,703
08/15/2046	4.125%	1,631,000	1,398,189
03/16/2047	5.500%	1,185,000	1,243,576

The accompanying Notes to Financial Statements are an integral part of this statement.
180	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(a)
09/21/2028	4.329%	868,000	860,406
Total			24,676,680
Total Corporate Bonds & Notes (Cost $718,924,615)			703,179,978

Foreign Government Obligations(k) 1.4%

Australia 0.0%
Westpac Banking Corp.(a)
03/03/2020	2.000%	405,000	398,984
Canada 0.1%
Bank of Nova Scotia (The)(a)
09/20/2021	1.875%	300,000	288,403
CNOOC Nexen Finance ULC
04/30/2024	4.250%	389,000	393,893
Hydro-Quebec
02/01/2021	9.400%	750,000	864,180
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	794,183
Total			2,340,659
Chile 0.1%
Chile Government International Bond
02/06/2028	3.240%	2,730,000	2,613,650
China 0.1%
CNOOC Finance Ltd.
05/09/2023	3.000%	1,300,000	1,254,386
Syngenta Finance NV(a)
04/24/2028	5.182%	495,000	479,897
Total			1,734,283
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	892,083
09/18/2037	7.375%	150,000	187,632
Ecopetrol SA
01/16/2025	4.125%	300,000	290,364
06/26/2026	5.375%	580,000	595,461
05/28/2045	5.875%	380,000	359,221
Total			2,324,761
France 0.0%
Electricite de France SA(a)
01/22/2114	6.000%	1,029,000	1,073,198
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.1%
Indonesia Government International Bond
01/11/2023	2.950%	3,025,000	2,872,673
Israel 0.0%
Israel Government International Bond
01/17/2048	4.125%	525,000	495,579
Japan 0.1%
Japan Bank for International Cooperation
02/24/2020	2.250%	2,476,000	2,450,841
Mexico 0.5%
Mexico City Airport Trust(a)
07/31/2047	5.500%	1,625,000	1,440,306
Mexico Government International Bond
01/30/2025	3.600%	757,000	732,634
01/21/2026	4.125%	1,673,000	1,659,427
03/08/2044	4.750%	1,090,000	1,024,373
01/15/2047	4.350%	479,000	427,235
02/10/2048	4.600%	1,243,000	1,143,231
10/12/2110	5.750%	814,000	804,852
Petroleos Mexicanos
02/04/2021	6.375%	504,000	529,539
08/04/2026	6.875%	598,000	627,525
03/13/2027	6.500%	2,785,000	2,850,623
06/15/2035	6.625%	550,000	536,786
09/21/2047	6.750%	645,000	608,583
Petroleos Mexicanos(a)
02/12/2028	5.350%	1,526,000	1,442,096
02/12/2048	6.350%	1,400,000	1,261,443
Total			15,088,653
Netherlands 0.0%
Syngenta Finance NV(a)
04/24/2048	5.676%	675,000	621,803
Norway 0.0%
Statoil ASA
09/23/2027	7.250%	400,000	497,858
Panama 0.0%
Panama Government International Bond
04/16/2050	4.500%	275,000	264,687
Paraguay 0.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%	1,240,000	1,281,497
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	114,101

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	181

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.0%
Qatar Government International Bond(a)
04/23/2028	4.500%	600,000	605,894
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	540,000	537,820
04/17/2049	5.000%	1,071,000	1,040,931
Total			1,578,751
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	380,729
South Korea 0.1%
Export-Import Bank of Korea
11/01/2020	2.500%	1,028,000	1,008,003
11/01/2022	3.000%	1,343,000	1,307,453
Korea Housing Finance Corp.(a)
10/11/2021	2.000%	700,000	666,317
Korea Southern Power Co., Ltd.(a)
01/29/2021	3.000%	200,000	197,254
Total			3,179,027
Sweden 0.1%
Stadshypotek AB(a)
10/02/2019	1.875%	1,500,000	1,483,176
Uruguay 0.0%
Uruguay Government International Bond
04/20/2055	4.975%	715,000	686,836
Virgin Islands 0.0%
Sinopec Capital 2013 Ltd.(a)
04/24/2023	3.125%	1,000,000	967,915
State Grid Overseas Investment Ltd.(a)
05/02/2023	3.750%	300,000	300,532
Total			1,268,447
Total Foreign Government Obligations (Cost $44,558,615)			43,356,087

Inflation-Indexed Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,106,820	1,088,032
01/15/2029	2.500%	1,166,810	1,372,130
Total			2,460,162
Total Inflation-Indexed Bonds (Cost $2,447,558)			2,460,162

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	535,605
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,385,000	2,016,588
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,194,716
Total			4,211,304
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,863,054
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,890,000	2,007,313
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,034,331
Total			3,041,644

The accompanying Notes to Financial Statements are an integral part of this statement.
182	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	507,798
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	417,956
Series 2010
11/01/2040	7.600%	420,000	631,667
Total			1,049,623
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,285,000	1,824,289
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	453,160
Total Municipal Bonds (Cost $12,333,394)			13,486,477

Residential Mortgage-Backed Securities - Agency 23.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,761,535	1,933,829
10/01/2029- 06/01/2048	4.000%	12,279,563	12,637,595
03/01/2033	3.000%	1,677,594	1,660,076
06/01/2035- 04/01/2036	5.500%	220,914	234,990
09/01/2037	6.000%	1,224,170	1,340,947
03/01/2039- 05/01/2045	4.500%	817,095	857,873
12/01/2047- 02/01/2048	3.500%	5,364,478	5,346,283
05/01/2048- 06/01/2048	5.000%	3,466,211	3,723,287
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	10,085,997	9,820,106
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2127 Class PG
02/15/2029	6.250%	304,431	323,436
CMO Series 2165 Class PE
06/15/2029	6.000%	111,651	120,811
CMO Series 2326 Class ZQ
06/15/2031	6.500%	557,460	608,249
CMO Series 2399 Class TH
01/15/2032	6.500%	264,947	292,020
CMO Series 2517 Class Z
10/15/2032	5.500%	222,462	229,053
CMO Series 2557 Class HL
01/15/2033	5.300%	455,678	490,673
CMO Series 262 Class 35
07/15/2042	3.500%	6,196,412	6,192,405
CMO Series 2752 Class EZ
02/15/2034	5.500%	1,222,208	1,316,053
CMO Series 2764 Class UE
10/15/2032	5.000%	20,645	20,655
CMO Series 2764 Class ZG
03/15/2034	5.500%	695,508	755,352
CMO Series 2953 Class PG
03/15/2035	5.500%	4,000,000	4,343,943
CMO Series 2986 Class CH
06/15/2025	5.000%	563,796	587,280
CMO Series 2989 Class TG
06/15/2025	5.000%	439,818	460,957
CMO Series 299 Class 300
01/15/2043	3.000%	1,087,721	1,062,755
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,364,182	1,495,349
CMO Series 3101 Class UZ
01/15/2036	6.000%	422,152	466,716
CMO Series 3123 Class AZ
03/15/2036	6.000%	552,886	612,186
CMO Series 3143 Class BC
02/15/2036	5.500%	544,007	592,066
CMO Series 3164 Class MG
06/15/2036	6.000%	225,724	245,491
CMO Series 3195 Class PD
07/15/2036	6.500%	391,416	431,320
CMO Series 3200 Class AY
08/15/2036	5.500%	372,501	401,480
CMO Series 3213 Class JE
09/15/2036	6.000%	684,607	743,547
CMO Series 3229 Class HE
10/15/2026	5.000%	1,033,862	1,069,899

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	183

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3402 Class NC
12/15/2022	5.000%	244,660	251,416
CMO Series 3423 Class PB
03/15/2038	5.500%	1,155,978	1,254,546
CMO Series 3453 Class B
05/15/2038	5.500%	78,032	81,865
CMO Series 3461 Class Z
06/15/2038	6.000%	2,194,975	2,351,008
CMO Series 3501 Class CB
01/15/2039	5.500%	525,027	566,083
CMO Series 360 Class 300
11/15/2047	3.000%	3,136,926	3,052,323
CMO Series 3684 Class CY
06/15/2025	4.500%	2,000,000	2,093,898
CMO Series 3704 Class CT
12/15/2036	7.000%	846,272	954,233
CMO Series 3704 Class DT
11/15/2036	7.500%	757,567	859,505
CMO Series 3704 Class ET
12/15/2036	7.500%	542,551	630,665
CMO Series 3707 Class B
08/15/2025	4.500%	1,867,942	1,928,114
CMO Series 3819 Class ZQ
04/15/2036	6.000%	822,389	906,141
CMO Series 3827 Class BM
08/15/2039	5.500%	382,988	396,281
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,127,727
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	1,986,458
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	919,104
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,120,902
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,908,371
CMO Series 4425 Class A
09/15/2040	4.000%	22,659	23,313
CMO Series 4700 Class QJ
07/15/2044	4.000%	7,360,055	7,602,804
CMO Series 4705 Class A
09/15/2042	4.500%	2,273,430	2,382,246
CMO Series 4759 Class E
09/15/2041	3.500%	5,293,853	5,329,340
CMO Series 4763 Class CA
09/15/2038	3.000%	595,406	590,908
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4767 Class KA
03/15/2048	3.000%	2,801,662	2,776,401
CMO Series 4782 Class BA
11/15/2044	4.500%	3,602,848	3,743,708
CMO Series 4786 Class DP
07/15/2042	4.500%	1,632,884	1,693,986
CMO Series 4787 Class AK
05/15/2048	3.000%	3,769,411	3,646,214
CMO Series 4796 Class AK
05/15/2048	3.000%	5,452,078	5,255,511
CMO Series 4802 Class A
06/15/2048	3.000%	5,172,514	4,991,295
CMO Series R006 Class ZA
04/15/2036	6.000%	625,465	692,253
CMO Series R007 Class ZA
05/15/2036	6.000%	1,225,403	1,354,737
Federal Home Loan Mortgage Corp.(c),(d),(h)
06/12/2028	3.730%	1,559,000	1,590,180
06/15/2028- 09/05/2037	3.750%	2,341,000	2,388,988
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% 07/01/2036	3.761%	107,001	113,030
12-month USD LIBOR + 1.844% 07/01/2040	3.729%	427,020	448,605
12-month USD LIBOR + 1.649% 05/01/2043	2.425%	767,522	758,000
12-month USD LIBOR + 1.640% 01/01/2047	2.805%	1,382,933	1,376,451
CMO Series 2551 Class NS
1-month USD LIBOR + 14.483% 01/15/2033	10.682%	182,928	201,175
CMO Series 3852 Class QN
1-month USD LIBOR + 27.211% 05/15/2041	5.500%	624,297	629,439
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% 10/15/2040	2.573%	972,098	977,865
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% 07/15/2037	2.307%	1,328,184	1,329,899
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% 05/15/2039	2.523%	993,764	990,072
Structured Pass-Through Securities
1-year MTA + 1.200% 10/25/2044	2.664%	867,040	866,136
Federal Home Loan Mortgage Corp.(l)
03/01/2048	3.500%	5,434,505	5,416,409

The accompanying Notes to Financial Statements are an integral part of this statement.
184	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(m)
CMO Series 2967 Class EA
04/15/2020	0.000%	30,350	29,336
CMO Series 3077 Class TO
04/15/2035	0.000%	174,074	156,955
CMO Series 3100 Class
01/15/2036	0.000%	273,521	237,016
CMO Series 3117 Class OG
02/15/2036	0.000%	163,524	145,782
CMO Series 3181 Class OH
07/15/2036	0.000%	470,558	382,776
CMO Series 3316 Class JO
05/15/2037	0.000%	22,466	19,989
CMO Series 3607 Class TO
10/15/2039	0.000%	360,497	297,604
CMO STRIPS Series 197 Class
04/01/2028	0.000%	214,713	191,201
CMO STRIPS Series 310 Class
09/15/2043	0.000%	2,407,669	1,866,634
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
1-month USD LIBOR + 6.370% 10/15/2037	4.297%	2,941,465	408,859
CMO Series 3385 Class SN
1-month USD LIBOR + 6.000% 11/15/2037	3.927%	93,675	7,678
CMO Series 3451 Class SA
1-month USD LIBOR + 6.050% 05/15/2038	3.977%	206,348	21,047
CMO Series 3531 Class SM
1-month USD LIBOR + 6.100% 05/15/2039	4.027%	147,502	8,354
CMO Series 3608 Class SC
1-month USD LIBOR + 6.250% 12/15/2039	4.177%	429,082	58,950
CMO Series 3740 Class SB
1-month USD LIBOR + 6.000% 10/15/2040	3.927%	767,541	96,984
CMO Series 3740 Class SC
1-month USD LIBOR + 6.000% 10/15/2040	3.927%	893,940	109,064
CMO STRIPS Series 239 Class S30
1-month USD LIBOR + 7.700% 08/15/2036	5.627%	499,064	84,689
Federal Home Loan Mortgage Corp.(e)
CMO Series 3688 Class CU
11/15/2021	6.907%	110,990	112,883
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3688 Class GT
11/15/2046	7.319%	587,625	666,272
CMO Series 4272 Class W
04/15/2040	5.649%	2,838,967	3,062,099
CMO Series 4576 Class HN
08/15/2041	3.500%	2,779,762	2,801,639
Federal Home Loan Mortgage Corp.(g)
CMO Series 3688 Class NI
04/15/2032	5.000%	276,760	10,023
CMO Series 3714 Class IP
08/15/2040	5.000%	830,210	143,754
CMO Series 3747 Class HI
07/15/2037	4.500%	144,555	909
CMO Series 3760 Class GI
10/15/2037	4.000%	139,655	2,518
CMO Series 3772 Class
09/15/2024	3.500%	3,554	1
CMO Series 3779 Class IH
11/15/2034	4.000%	55,705	136
CMO Series 3800 Class AI
11/15/2029	4.000%	633,472	38,910
Federal Home Loan Mortgage Corp.(e),(g)
CMO Series 3802 Class LS
01/15/2040	1.424%	1,447,505	59,873
Federal National Mortgage Association
10/01/2019- 08/01/2056	5.000%	13,617,112	14,642,476
04/01/2020- 06/01/2048	4.000%	100,760,418	103,556,279
05/01/2022- 08/01/2037	7.500%	115,169	118,042
01/01/2023- 11/01/2048	6.000%	1,415,963	1,510,335
02/01/2024- 10/01/2038	6.500%	3,361,499	3,743,217
09/01/2029- 02/01/2048	3.500%	66,812,575	67,111,115
11/01/2032- 01/01/2043	3.000%	10,644,627	10,548,871
11/01/2033- 04/01/2036	5.500%	347,107	367,741
05/01/2034- 01/01/2048	4.500%	4,141,310	4,353,946
11/01/2037- 01/01/2039	7.000%	862,647	988,091
CMO Series 1999-7 Class AB
03/25/2029	6.000%	223,084	241,156
CMO Series 2001-60 Class PX
11/25/2031	6.000%	299,943	327,226

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	185

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	1,158,989	1,203,771
CMO Series 2002-78 Class Z
12/25/2032	5.500%	383,310	393,871
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,584,134	1,678,962
CMO Series 2004-65 Class LT
08/25/2024	4.500%	252,275	259,813
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	3,000,000	3,264,147
CMO Series 2005-121 Class DX
01/25/2026	5.500%	571,049	602,975
CMO Series 2006-105 Class ME
11/25/2036	5.500%	945,389	1,048,393
CMO Series 2006-113 Class
07/25/2036	0.000%	57,571	55,286
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	1,302,974	1,390,778
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	318,844	354,711
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	307,879	321,698
CMO Series 2007-116 Class PB
08/25/2035	5.500%	324,905	352,178
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	476,390	510,737
CMO Series 2007-42 Class B
05/25/2037	6.000%	370,833	399,785
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	778,726	832,188
CMO Series 2008-80 Class GP
09/25/2038	6.250%	55,688	60,449
CMO Series 2009-59 Class HB
08/25/2039	5.000%	692,088	741,213
CMO Series 2009-60 Class HT
08/25/2039	6.000%	621,666	680,360
CMO Series 2009-79 Class UA
03/25/2038	7.000%	66,104	74,275
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,497,068	1,653,481
CMO Series 2010-111 Class AM
10/25/2040	5.500%	2,784,434	3,082,905
CMO Series 2010-148 Class MA
02/25/2039	4.000%	169,860	172,194
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,303,688
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-83 Class DN
12/25/2020	4.500%	1,320,170	1,328,750
CMO Series 2011-118 Class MT
11/25/2041	7.000%	1,105,878	1,244,437
CMO Series 2011-118 Class NT
11/25/2041	7.000%	1,226,356	1,383,258
CMO Series 2011-31 Class DB
04/25/2031	3.500%	4,000,000	4,040,007
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	467,082	513,895
CMO Series 2011-44 Class EB
05/25/2026	3.000%	3,000,000	3,000,158
CMO Series 2011-46 Class B
05/25/2026	3.000%	6,000,000	5,996,751
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	2,196,792	2,389,156
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	2,891,963
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	2,848,304
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	2,909,953
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,500,000	2,413,093
CMO Series 2013-30 Class CA
04/25/2043	1.500%	641,172	593,045
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	885,005
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,388,313
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,480,675
CMO Series 2015-18 Class HE
09/25/2041	4.000%	36,060	37,192
CMO Series 2018-12 Class P
03/25/2046	3.000%	1,864,146	1,827,296
CMO Series 2018-38 Class LA
06/25/2048	3.000%	5,440,123	5,237,861
CMO Series 2018-38 Class PA
06/25/2047	3.500%	10,926,841	10,976,402
CMO Series 2018-43 Class CT
06/25/2048	3.000%	5,172,930	4,980,331
CMO Series 2018-44 Class PA
06/25/2044	3.500%	3,803,833	3,822,436
CMO Series 98-61 Class PL
11/25/2028	6.000%	547	591

The accompanying Notes to Financial Statements are an integral part of this statement.
186	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series G94-8 Class K
07/17/2024	8.000%	190,208	208,486
Series 2012-M5 Class A2
02/25/2022	2.715%	2,111,970	2,082,851
Series 2013-M9 Class A2
01/25/2023	2.389%	2,479,542	2,414,809
Federal National Mortgage Association(c),(h)
01/01/2028	3.500%	3,400,000	3,419,142
Federal National Mortgage Association(c),(l)
01/01/2030	3.050%	4,500,000	4,598,460
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% 03/01/2036	4.537%	413,056	442,308
12-month USD LIBOR + 1.610% 05/01/2046	2.678%	1,212,503	1,208,039
12-month USD LIBOR + 1.620% 03/01/2047	3.132%	135,975	136,828
12-month USD LIBOR + 1.620% 06/01/2047	3.226%	1,996,726	2,002,605
12-month USD LIBOR + 1.599% 08/01/2047	2.949%	1,185,026	1,183,507
12-month USD LIBOR + 1.610% 12/01/2047	2.727%	621,725	616,117
12-month USD LIBOR + 1.610% 12/01/2047	3.025%	1,547,775	1,541,041
CMO Series 2003-130 Class CS
1-month USD LIBOR + 14.100% 12/25/2033	9.918%	68,398	70,416
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% 05/25/2042	2.491%	259,169	256,275
CMO Series 2005-SV Class 75
1-month USD LIBOR + 24.200% 09/25/2035	15.836%	110,147	140,030
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% 03/25/2045	2.311%	515,497	513,142
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% 06/27/2036	2.341%	343,525	333,124
CMO Series 2010-28 Class BS
1-month USD LIBOR + 11.588% 04/25/2040	6.883%	90,117	92,562
CMO Series 2010-35 Class SJ
1-month USD LIBOR + 17.667% 04/25/2040	10.696%	572,128	700,813
CMO Series 2010-49 Class SC
1-month USD LIBOR + 12.660% 03/25/2040	8.478%	493,762	561,182
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% 08/25/2041	2.641%	335,829	339,728
Federal National Mortgage Association(l)
05/01/2038	3.500%	14,785,957	14,875,144
11/01/2046	3.000%	2,339,024	2,296,518
05/01/2048	4.000%	551,265	565,177
Federal National Mortgage Association(h)
09/14/2045	5.000%	5,900,000	6,227,348
08/14/2047- 09/13/2047	4.500%	29,300,000	30,437,534
07/12/2048	4.000%	3,800,000	3,874,107
Federal National Mortgage Association(c),(d),(h)
06/01/2048	3.000%	814,000	831,257
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
1-month USD LIBOR + 8.500% 02/25/2024	6.409%	78,293	9,228
CMO Series 2006-117 Class GS
1-month USD LIBOR + 6.650% 12/25/2036	4.559%	259,889	31,999
CMO Series 2006-43 Class SI
1-month USD LIBOR + 6.600% 06/25/2036	4.509%	1,190,146	174,016
CMO Series 2006-58 Class IG
1-month USD LIBOR + 6.520% 07/25/2036	4.429%	434,147	60,614
CMO Series 2006-8 Class WN
1-month USD LIBOR + 6.700% 03/25/2036	4.609%	1,257,241	212,497
CMO Series 2006-94 Class GI
1-month USD LIBOR + 6.650% 10/25/2026	4.559%	681,780	58,213
CMO Series 2007-109 Class PI
1-month USD LIBOR + 6.350% 12/25/2037	4.259%	691,586	56,492
CMO Series 2007-65 Class KI
1-month USD LIBOR + 6.620% 07/25/2037	4.529%	205,498	24,628
CMO Series 2007-72 Class EK
1-month USD LIBOR + 6.400% 07/25/2037	4.309%	1,151,189	142,954
CMO Series 2007-W7 Class 2A2
1-month USD LIBOR + 6.530% 07/25/2037	4.439%	389,393	50,882
CMO Series 2009-112 Class ST
1-month USD LIBOR + 6.250% 01/25/2040	4.159%	385,315	48,833

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	187

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-17 Class QS
1-month USD LIBOR + 6.650% 03/25/2039	4.559%	167,119	21,425
CMO Series 2009-37 Class KI
1-month USD LIBOR + 6.000% 06/25/2039	3.909%	764,015	62,479
CMO Series 2009-68 Class SA
1-month USD LIBOR + 6.750% 09/25/2039	4.659%	521,121	75,519
CMO Series 2010-125 Class SA
1-month USD LIBOR + 4.440% 11/25/2040	2.349%	1,987,789	105,972
CMO Series 2010-147 Class SA
1-month USD LIBOR + 6.530% 01/25/2041	4.439%	2,273,334	387,400
CMO Series 2010-35 Class SB
1-month USD LIBOR + 6.420% 04/25/2040	4.329%	263,955	32,215
CMO Series 2010-42 Class S
1-month USD LIBOR + 6.400% 05/25/2040	4.309%	196,816	27,891
CMO Series 2010-68 Class SA
1-month USD LIBOR + 5.000% 07/25/2040	2.909%	1,565,859	149,320
Federal National Mortgage Association(e)
CMO Series 2003-W16 Class AF5
11/25/2033	4.499%	683,438	707,010
CMO Series 2010-61 Class WA
06/25/2040	5.962%	190,536	208,494
CMO Series 2011-2 Class WA
02/25/2051	5.814%	216,327	227,298
CMO Series 2011-43 Class WA
05/25/2051	5.790%	394,551	427,209
Federal National Mortgage Association(m)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	209,904	177,222
CMO Series 2006-60 Class CO
06/25/2035	0.000%	24,609	24,430
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	342,884	277,638
CMO Series 2009-86 Class BO
03/25/2037	0.000%	126,770	113,708
CMO Series 2013-101 Class DO
10/25/2043	0.000%	2,590,033	1,971,736
CMO Series 2013-128 Class
12/25/2043	0.000%	1,815,435	1,434,334
CMO Series 2013-92 Class
09/25/2043	0.000%	1,904,202	1,490,380
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	168,735	158,201
Federal National Mortgage Association(g)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	62,406	3,032
CMO Series 2009-86 Class IP
10/25/2039	5.500%	168,816	31,422
CMO Series 2010-155 Class KI
01/25/2021	3.000%	468,366	14,301
Federal National Mortgage Association(e),(g)
CMO Series 2011-30 Class LS
04/25/2041	1.455%	1,178,046	61,449
Government National Mortgage Association
09/20/2038	7.000%	104,804	120,560
08/20/2039	6.000%	475,166	532,759
02/20/2045- 12/20/2046	3.000%	23,101,829	22,692,091
05/20/2045- 04/20/2048	4.000%	4,457,493	4,581,713
04/20/2046- 01/20/2048	3.500%	20,902,627	21,035,349
08/15/2047- 06/20/2048	4.500%	5,828,809	6,079,770
04/20/2048- 06/20/2048	5.000%	14,430,777	15,185,296
04/20/2063	4.469%	1,574,106	1,610,585
05/20/2063	4.446%	2,477,092	2,529,789
05/20/2063	4.462%	2,652,138	2,704,303
06/20/2063	4.361%	3,962,695	4,046,004
CMO Series 2002-47 Class PG
07/16/2032	6.500%	237,983	268,443
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	821,873	895,206
CMO Series 2005-26 Class XY
03/20/2035	5.500%	753,280	821,493
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	1,035,242	1,098,245
CMO Series 2006-17 Class JN
04/20/2036	6.000%	347,131	378,569
CMO Series 2006-33 Class NA
01/20/2036	5.000%	202,767	206,984
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	1,081,378	1,198,111
CMO Series 2006-69 Class MB
12/20/2036	5.500%	1,278,596	1,364,453
CMO Series 2008-23 Class PH
03/20/2038	5.000%	1,110,848	1,166,502
CMO Series 2009-104 Class AB
08/16/2039	7.000%	1,273,190	1,383,348

The accompanying Notes to Financial Statements are an integral part of this statement.
188	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-89 Class VA
07/20/2020	5.000%	290,236	291,633
CMO Series 2010-130 Class CP
10/16/2040	7.000%	616,449	692,299
CMO Series 2010-14 Class QP
12/20/2039	6.000%	31,163	31,260
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	2,977,327	2,929,665
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	1,765,405	1,737,152
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	3,293,045	3,242,884
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	4,470,951	4,371,949
Government National Mortgage Association(h)
07/22/2043- 07/20/2048	5.000%	26,857,000	28,221,680
08/21/2044- 09/18/2044	4.500%	15,600,000	16,171,259
Government National Mortgage Association(l)
05/20/2048	5.000%	14,546,007	15,300,581
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
1-month USD LIBOR + 6.100% 01/20/2035	4.016%	1,020,431	101,423
CMO Series 2007-40 Class SN
1-month USD LIBOR + 6.680% 07/20/2037	4.596%	728,583	90,615
CMO Series 2008-62 Class SA
1-month USD LIBOR + 6.150% 07/20/2038	4.066%	714,763	89,541
CMO Series 2008-76 Class US
1-month USD LIBOR + 5.900% 09/20/2038	3.816%	809,907	86,940
CMO Series 2008-95 Class DS
1-month USD LIBOR + 7.300% 12/20/2038	5.216%	690,508	95,377
CMO Series 2009-102 Class SM
1-month USD LIBOR + 6.400% 06/16/2039	4.315%	300,822	12,103
CMO Series 2009-106 Class ST
1-month USD LIBOR + 6.000% 02/20/2038	3.916%	1,148,200	135,231
CMO Series 2009-64 Class SN
1-month USD LIBOR + 6.100% 07/16/2039	4.015%	530,530	49,784
CMO Series 2009-67 Class SA
1-month USD LIBOR + 6.050% 08/16/2039	3.965%	341,654	33,829
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-72 Class SM
1-month USD LIBOR + 6.250% 08/16/2039	4.165%	883,607	107,669
CMO Series 2009-81 Class SB
1-month USD LIBOR + 6.090% 09/20/2039	4.006%	1,080,193	110,269
CMO Series 2010-47 Class PX
1-month USD LIBOR + 6.700% 06/20/2037	4.616%	1,345,677	185,256
CMO Series 2011-75 Class SM
1-month USD LIBOR + 6.600% 05/20/2041	4.516%	647,469	93,031
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
1-month USD LIBOR + 23.275% 04/20/2037	15.982%	119,552	152,963
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% 12/20/2061	2.467%	1,879,968	1,887,808
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% 05/20/2061	2.617%	302,933	303,759
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% 05/20/2061	2.567%	270,335	270,991
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% 07/20/2062	2.467%	248,916	249,356
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% 09/20/2062	2.497%	1,425,465	1,429,057
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% 10/20/2062	2.432%	1,933,860	1,939,897
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% 01/20/2063	2.417%	422,821	423,308
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% 02/20/2062	2.317%	402,752	403,098
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% 03/20/2063	2.387%	1,981,256	1,985,975
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% 03/20/2063	2.327%	1,352,131	1,353,419
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% 04/20/2063	2.397%	2,362,268	2,368,822

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	189

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% 04/20/2063	2.417%	2,826,772	2,840,503
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% 09/20/2063	2.667%	3,873,880	3,911,915
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% 09/20/2063	2.617%	4,028,174	4,062,226
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% 09/20/2065	2.437%	1,652,227	1,662,541
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% 10/20/2065	2.437%	870,753	876,407
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% 11/20/2065	2.517%	6,680,821	6,748,341
Government National Mortgage Association(m)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	122,930	101,565
CMO Series 2010-14 Class AO
12/20/2032	0.000%	108,307	104,411
CMO Series 2010-157 Class OP
12/20/2040	0.000%	814,347	659,054
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	878,184	214,799
CMO Series 2010-144 Class BI
09/16/2037	4.000%	412,818	6,058
Government National Mortgage Association(e)
CMO Series 2010-H17 Class XQ
07/20/2060	5.239%	2,975,448	3,027,178
CMO Series 2011-137 Class WA
07/20/2040	5.558%	1,085,309	1,185,036
CMO Series 2012-141 Class WC
01/20/2042	3.719%	926,110	942,024
CMO Series 2013-54 Class WA
11/20/2042	4.751%	1,914,541	2,008,302
CMO Series 2013-75 Class WA
06/20/2040	5.193%	619,365	664,359
Total Residential Mortgage-Backed Securities - Agency (Cost $740,334,238)			739,024,613

Residential Mortgage-Backed Securities - Non-Agency 2.3%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-2 Class A
10/25/2056	4.125%	2,646,343	2,630,074
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ASG Resecuritization Trust(a),(e)
CMO Series 2011-1 Class 3A50
11/28/2035	3.901%	110,562	110,502
Asset-Backed Funding Certificates Trust(e)
CMO Series 2005-AG1 Class A4
01/25/2034	4.805%	325,981	333,358
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	101,188	106,158
Banc of America Mortgage Trust(e)
CMO Series 2004-C Class 2A2
04/25/2034	4.151%	116,863	117,667
BCAP LLC Trust(a),(e)
CMO Series 2010-RR7 Class 2A1
07/26/2045	3.585%	359,798	362,354
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 1A1
1-month USD LIBOR + 0.230% 02/26/2037	2.102%	20,308	20,310
Bear Stearns Adjustable Rate Mortgage Trust(e)
CMO Series 2003-4 Class 3A1
07/25/2033	4.369%	62,770	63,332
CMO Series 2003-7 Class 6A
10/25/2033	3.778%	354,588	357,781
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% 07/25/2034	2.731%	343,302	342,696
CMO Series 2005-2 Class 1A1
1-month USD LIBOR + 0.500% 03/25/2035	2.591%	63,835	63,806
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% 12/25/2033	2.991%	278,426	279,029
CAM Mortgage Trust(a),(c),(h)
CMO Series 2018-3 Class A
06/25/2038	3.000%	2,536,000	2,438,919
CMO Series 2018-3 Class B
06/25/2038	3.000%	1,951,000	1,879,008
Chase Mortgage Finance Corp.(e)
CMO Series 2007-A1 Class 1A3
02/25/2037	3.885%	593,744	592,897
CMO Series 2007-A1 Class 2A1
02/25/2037	4.260%	243,601	249,867
CMO Series 2007-A1 Class 7A1
02/25/2037	4.040%	108,199	108,789

The accompanying Notes to Financial Statements are an integral part of this statement.
190	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	105,407	105,868
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	229,847	236,027
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2009-10 Class 1A1
09/25/2033	3.368%	357,860	364,580
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	244,005	249,927
CMO Series 2004-3 Class A26
04/25/2034	5.500%	124,316	126,620
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	340,279	345,087
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	126,684	130,107
CMO Series 2004-5 Class 3A1
08/25/2019	5.250%	49,751	49,972
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	199,328	201,651
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	264,758	276,015
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	231,528	241,733
Credit Suisse Mortgage Capital Certificates(a),(e)
CMO Series 2010-17R Class 1A1
06/26/2036	3.454%	98,600	99,566
DBRR Trust(a),(e)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	3,046,951
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	3,132,130	3,005,405
GMAC Mortgage Corp. Loan Trust(e)
CMO Series 2003-AR2 Class 2A4
12/19/2033	4.057%	368,522	371,053
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% 09/25/2035	2.441%	772,994	694,492
GSMPS Mortgage Loan Trust(a),(e),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	2.598%	599,070	41,905
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	368,845	379,334
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% 06/25/2035	2.591%	19,306	18,434
HarborView Mortgage Loan Trust(e)
CMO Series 2004-3 Class 1A
05/19/2034	3.657%	1,218,867	1,246,993
Headlands Residential(a)
CMO Series 2018-RPL1 Class A
06/25/2023	4.250%	3,125,000	3,108,864
Headlands Residential LLC(a),(e)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,648,796
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% 05/25/2035	2.691%	248,609	246,057
Impac Secured Assets CMN Owner Trust(e)
CMO Series 2003-3 Class A1
08/25/2033	4.797%	155,105	158,553
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% 05/25/2036	2.441%	220,982	218,641
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% 08/25/2036	2.441%	286,535	281,137
JPMorgan Mortgage Trust(e)
CMO Series 2006-A2 Class 5A3
11/25/2033	3.625%	460,618	470,017
CMO Series 2007-A1 Class 5A5
07/25/2035	3.693%	363,228	375,009
JPMorgan Mortgage Trust(a),(e)
CMO Series 2016-5 Class A1
12/25/2046	2.611%	869,013	855,305
CMO Series 2017-5 Class A1
10/26/2048	3.184%	8,335,512	8,222,801
MASTR Adjustable Rate Mortgages Trust(e)
CMO Series 2004-13 Class 2A1
04/21/2034	3.809%	248,865	255,349
CMO Series 2004-13 Class 3A7
11/21/2034	3.915%	463,567	475,918
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	64,923	65,149
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	216,714	222,979

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	191

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-2 Class A2
08/25/2032	6.500%	341,325	351,666
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% 03/25/2028	2.871%	196,046	194,758
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% 10/25/2028	2.711%	556,107	552,116
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% 04/25/2029	2.551%	467,709	461,271
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% 01/25/2030	3.104%	123,338	121,140
Merrill Lynch Mortgage Investors Trust(e)
CMO Series 2004-1 Class 2A1
12/25/2034	3.575%	352,642	355,340
CMO Series 2004-A4 Class A2
08/25/2034	3.677%	413,929	424,334
Morgan Stanley Mortgage Loan Trust(e)
CMO Series 2004-3 Class 4A
04/25/2034	5.661%	320,333	337,040
Morgan Stanley Re-Remic Trust(a),(c)
07/27/2049	0.250%	814,494	765,673
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	173,988	174,782
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% 12/08/2020	2.585%	587,026	589,586
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	113,056	112,795
Oportun Funding VII LLC(a)
CMO Series 2017-B Class A
10/10/2023	3.220%	736,000	723,217
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2019	4.750%	54,674	54,925
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2019	5.000%	38,346	38,306
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	346,002	365,993
CMO Series 2009-2 Class 1A1
08/26/2037	7.000%	18,422	18,430
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	325,881	338,663
Residential Asset Securitization Trust(e)
CMO Series 2004-IP2 Class 1A1
12/25/2034	3.719%	335,638	341,714
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% 04/20/2033	2.844%	948,406	931,591
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% 01/20/2034	2.724%	832,938	819,999
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% 12/20/2034	2.684%	776,129	764,686
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% 01/20/2035	2.817%	294,123	273,656
Structured Adjustable Rate Mortgage Loan Trust(e)
CMO Series 2004-4 Class 5A
04/25/2034	3.798%	109,154	110,714
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% 10/19/2034	2.745%	526,604	503,963
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% 07/19/2035	2.585%	261,700	254,490
Structured Asset Securities Corp.(e)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.230%	431,222	435,950
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(e)
CMO Series 2003-34A Class 3A3
11/25/2033	3.812%	683,274	687,659
CMO Series 2003-40A Class 3A2
01/25/2034	3.926%	339,216	341,013
CMO Series 2004-6XS Class A5A
03/25/2034	5.715%	285,041	289,650
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.715%	342,049	347,574
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-5H Class A4
12/25/2033	5.540%	484,830	495,685
Thornburg Mortgage Securities Trust(e)
CMO Series 2004-4 Class 3A
12/25/2044	3.056%	286,523	288,388

The accompanying Notes to Financial Statements are an integral part of this statement.
192	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	289,779	318,425
Vericrest Opportunity Loan Transferee(a),(c),(e)
CMO Series 2018-FT1 Class A1
03/29/2021	5.900%	2,103,417	2,077,965
Vericrest Opportunity Loan Transferee LIX LLC(a)
CMO Series 2017-NPL6 Class A1
05/25/2047	3.250%	457,749	457,819
Vericrest Opportunity Loan Transferee LVI LLC(a)
CMO Series 2017-NPL3 Class A1
03/25/2047	3.500%	1,355,465	1,355,877
Vericrest Opportunity Loan Transferee LVII LLC(a)
CMO Series 2017-NPL4 Class A1
04/25/2047	3.375%	738,222	736,075
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	506,039	505,194
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	763,139	763,254
Vericrest Opportunity Loan Transferee LXI LLC(a),(e)
CMO Series 2017-NPL8 Class A1
06/25/2047	3.125%	839,414	833,558
Vericrest Opportunity Loan Transferee LXIV LLC(a)
Series 2017-NP11 Class A1
10/25/2047	3.375%	3,549,813	3,533,501
Vericrest Opportunity Loan Transferee LXVI(a)
CMO Series 2018-NPL2 Class A1
05/25/2048	4.336%	1,933,132	1,932,310
Vericrest Opportunity Loan Transferee LXVII LLC(a),(c),(e),(h)
CMO Series 2018-NPL3 Class A1
06/25/2048	4.375%	2,219,000	2,219,000
WaMu Mortgage Pass-Through Certificates Trust(e)
CMO Series 2003-AR11 Class A6
10/25/2033	3.362%	527,230	534,357
CMO Series 2003-AR5 Class A7
06/25/2033	4.099%	199,043	201,072
CMO Series 2003-AR6 Class A1
06/25/2033	4.200%	223,169	225,438
CMO Series 2003-AR7 Class A7
08/25/2033	3.289%	297,004	300,407
CMO Series 2004-AR3 Class A2
06/25/2034	3.951%	182,726	186,338
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB3 Class 4A
10/25/2019	6.000%	39,195	39,696
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	67,578	68,563
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
CMO Series 2003-MS2 Class 1A1
02/25/2033	5.750%	46,982	47,569
Wells Fargo Mortgage-Backed Securities Trust(e)
CMO Series 2003-J Class 2A1
10/25/2033	3.481%	93,945	95,399
CMO Series 2003-L Class 2A1
11/25/2033	3.605%	137,339	135,967
CMO Series 2004-EE Class 2A1
12/25/2034	4.149%	41,103	41,879
CMO Series 2004-G Class A3
06/25/2034	4.424%	52,516	53,086
CMO Series 2004P Class 2A1
09/25/2034	3.638%	580,529	596,254
CMO Series 2004-U Class A1
10/25/2034	3.875%	516,827	520,735
CMO Series 2004-W Class A9
11/25/2034	3.720%	358,243	365,582
CMO Series 2005-AR3 Class 1A1
03/25/2035	4.225%	1,394,510	1,435,008
CMO Series 2005-AR8 Class 2A1
06/25/2035	3.909%	79,623	81,589
CMO Series 2005-AR9 Class 2A1
10/25/2033	3.709%	186,912	189,328
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	287,979	293,201
CMO Series 2005-14 Class 1A1
12/25/2035	5.500%	201,599	207,706
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $71,710,048)			72,111,761

U.S. Government & Agency Obligations 2.0%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,686,173
07/15/2036	5.500%	2,000,000	2,616,162
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	3,750,000	2,505,922
Subordinated
10/09/2019	0.000%	8,680,000	8,402,205
Israel Government AID Bond(i)
11/15/2023	0.000%	1,316,000	1,095,831
11/01/2024	0.000%	10,385,000	8,419,618
08/15/2025	0.000%	2,500,000	1,948,562
11/15/2026	0.000%	1,500,000	1,104,234
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,262,466

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	193

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,490,453
Residual Funding Corp.(i)
STRIPS
10/15/2019	0.000%	9,545,000	9,238,911
10/15/2020	0.000%	7,500,000	7,047,817
01/15/2021	0.000%	1,995,000	1,850,468
Resolution Funding Corp.(i)
01/15/2026	0.000%	535,000	419,283
10/15/2027	0.000%	470,000	343,739
Tennessee Valley Authority
04/01/2036	5.880%	2,870,000	3,764,453
09/15/2060	4.625%	835,000	1,001,586
09/15/2065	4.250%	1,423,000	1,609,634
Tennessee Valley Authority(i)
STRIPS
11/01/2025	0.000%	8,500,000	6,691,319
06/15/2035	0.000%	750,000	401,198
Total U.S. Government & Agency Obligations (Cost $63,419,264)			62,900,034

U.S. Treasury Obligations 27.7%

U.S. Treasury
09/30/2019	1.375%	2,612,000	2,578,212
12/31/2019	1.875%	12,727,000	12,614,215
01/31/2020	2.000%	1,119,000	1,110,568
02/15/2020	8.500%	500,000	547,578
03/15/2020	1.625%	10,835,000	10,675,371
05/15/2020	3.500%	20,000,000	20,349,618
05/31/2020	2.500%	1,456,000	1,455,317
06/30/2020	1.625%	1,200,000	1,178,864
07/15/2020	1.500%	4,339,000	4,249,535
08/15/2020	1.500%	6,667,000	6,522,741
08/15/2020	2.625%	5,650,000	5,657,840
08/31/2020	2.125%	4,000,000	3,963,715
09/30/2020	1.375%	6,222,000	6,061,151
10/15/2020	1.625%	3,990,000	3,906,467
11/15/2020	1.750%	19,337,000	18,969,693
11/15/2020	2.625%	2,900,000	2,902,809
12/15/2020	1.875%	14,371,000	14,130,135
12/31/2020	1.750%	2,909,000	2,850,146
02/15/2021	2.250%	39,138,000	38,795,016
02/15/2021	3.625%	6,600,000	6,768,715
02/28/2021	1.125%	7,779,000	7,485,136
03/15/2021	2.375%	2,096,000	2,083,499
04/15/2021	2.375%	4,835,000	4,804,414
05/15/2021	2.625%	3,766,100	3,766,833
05/15/2021	3.125%	7,000,000	7,097,361
06/15/2021	2.625%	4,323,000	4,323,840
10/31/2021	2.000%	1,500,000	1,468,766
11/15/2021	2.000%	7,000,000	6,853,284
12/31/2021	2.125%	2,000,000	1,964,104
01/31/2022	1.500%	1,000,000	960,047
04/30/2022	1.875%	82,755,000	80,309,111
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/31/2022	2.000%	6,000,000	5,837,956
08/31/2022	1.625%	10,154,000	9,724,757
09/30/2022	1.750%	5,000,000	4,809,501
10/31/2022	2.000%	10,138,000	9,844,264
11/30/2022	2.000%	380,000	368,874
12/31/2022	2.125%	16,809,000	16,387,674
01/31/2023	2.375%	3,322,000	3,272,705
04/30/2023	2.750%	1,719,000	1,720,750
05/31/2023	2.750%	1,944,900	1,947,419
06/30/2023	1.375%	4,000,000	3,746,668
08/15/2023	2.500%	7,350,000	7,264,757
10/31/2023	1.625%	8,000,000	7,553,656
02/29/2024	2.125%	5,136,000	4,962,003
05/15/2024	2.500%	640,000	630,046
06/30/2024	2.000%	565,000	540,458
08/31/2024	1.875%	742,000	703,964
11/15/2024	2.250%	837,000	810,013
12/31/2024	2.250%	112,000	108,329
03/31/2025	2.625%	4,308,000	4,259,396
04/30/2025	2.875%	2,503,000	2,513,168
05/31/2025	2.875%	3,128,700	3,141,038
11/15/2025	2.250%	203,000	195,285
05/15/2026	1.625%	395,000	361,398
08/15/2026	1.500%	5,629,000	5,084,493
11/15/2026	2.000%	7,218,000	6,765,934
02/15/2027	2.250%	25,515,000	24,355,981
08/15/2027	2.250%	19,287,000	18,359,425
11/15/2027	2.250%	19,580,000	18,614,285
02/15/2028	2.750%	23,444,000	23,242,506
05/15/2028	2.875%	21,245,400	21,291,623
02/15/2031	5.375%	66,900	84,548
02/15/2036	4.500%	2,842,000	3,475,371
02/15/2037	4.750%	2,000,000	2,534,758
05/15/2037	5.000%	2,500,000	3,263,707
02/15/2039	3.500%	7,500,000	8,169,036
05/15/2039	4.250%	3,000,000	3,617,850
08/15/2039	4.500%	7,500,000	9,349,307
05/15/2040	4.375%	1,000,000	1,230,110
11/15/2040	4.250%	5,074,000	6,149,408
11/15/2041	3.125%	4,640,000	4,765,127
08/15/2042	2.750%	4,500,000	4,327,642
02/15/2043	3.125%	2,000,000	2,051,484
08/15/2043	3.625%	1,500,000	1,670,807
11/15/2043	3.750%	7,313,000	8,310,827
02/15/2044	3.625%	14,368,000	16,020,488
05/15/2044	3.375%	5,000,000	5,354,744
11/15/2046	2.875%	22,126,000	21,665,330
02/15/2047	3.000%	8,093,000	8,121,452
08/15/2047	2.750%	2,519,000	2,403,587
11/15/2047	2.750%	30,131,000	28,750,271
02/15/2048	3.000%	7,530,000	7,555,737
05/15/2048	3.125%	4,170,000	4,286,521
U.S. Treasury(h)
06/30/2023	2.625%	16,107,000	16,029,246
06/30/2025	2.750%	8,097,000	8,064,739

The accompanying Notes to Financial Statements are an integral part of this statement.
194	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
STRIPS
02/15/2020	0.000%	4,030,000	3,868,957
08/15/2020	0.000%	9,795,000	9,274,641
02/15/2021	0.000%	28,185,000	26,326,552
05/15/2021	0.000%	22,965,000	21,296,449
08/15/2021	0.000%	19,045,000	17,534,791
11/15/2021	0.000%	6,245,000	5,710,028
02/15/2022	0.000%	3,790,000	3,437,352
05/15/2022	0.000%	9,005,000	8,110,480
08/15/2022	0.000%	2,500,000	2,234,277
11/15/2022	0.000%	3,750,000	3,326,221
02/15/2023	0.000%	20,665,000	18,177,128
05/15/2023	0.000%	8,680,000	7,586,184
08/15/2023	0.000%	2,320,000	2,013,506
11/15/2023	0.000%	1,300,000	1,119,371
02/15/2024	0.000%	1,350,000	1,153,354
08/15/2024	0.000%	1,000,000	841,523
11/15/2024	0.000%	4,500,000	3,759,258
02/15/2025	0.000%	1,000,000	828,086
05/15/2025	0.000%	2,500,000	2,055,371
02/15/2026	0.000%	500,000	401,934
11/15/2028	0.000%	1,700,000	1,253,152
11/15/2029	0.000%	2,600,000	1,857,680
08/15/2030	0.000%	6,250,000	4,367,432
02/15/2031	0.000%	6,600,000	4,533,117
08/15/2031	0.000%	3,800,000	2,569,750
11/15/2031	0.000%	6,640,000	4,455,284
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2032	0.000%	6,875,000	4,577,246
08/15/2032	0.000%	1,500,000	984,844
11/15/2032	0.000%	10,450,000	6,807,195
02/15/2033	0.000%	9,850,000	6,368,641
08/15/2033	0.000%	4,000,000	2,548,438
11/15/2033	0.000%	7,400,000	4,671,828
02/15/2034	0.000%	4,400,000	2,756,703
05/15/2034	0.000%	2,400,000	1,492,406
08/15/2034	0.000%	8,375,000	5,175,488
11/15/2034	0.000%	1,850,000	1,133,414
02/15/2035	0.000%	4,210,000	2,560,864
Total U.S. Treasury Obligations (Cost $874,313,060)			869,243,469

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(n),(o)	42,150,267	42,150,267
Total Money Market Funds (Cost $42,150,080)		42,150,267
Total Investments in Securities (Cost: $3,305,595,101)		3,276,224,388
Other Assets & Liabilities, Net		(138,742,604)
Net Assets		3,137,481,784

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $533,173,068, which represents 16.99% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $10,540,242, which represents 0.34% of net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2018, the value of these securities amounted to $115,725, which represents less than 0.01% of net assets.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	195

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	47,208,535	703,780,730	(708,838,998)	42,150,267	(4,726)	(1,949)	621,206	42,150,267
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
196	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	360,086,859	24,214,533	—	384,301,392
Commercial Mortgage-Backed Securities - Agency	—	227,234,546	1,226,095	—	228,460,641
Commercial Mortgage-Backed Securities - Non-Agency	—	105,873,145	9,676,362	—	115,549,507
Corporate Bonds & Notes	—	703,069,319	110,659	—	703,179,978
Foreign Government Obligations	—	43,356,087	—	—	43,356,087
Inflation-Indexed Bonds	—	2,460,162	—	—	2,460,162
Municipal Bonds	—	13,486,477	—	—	13,486,477
Residential Mortgage-Backed Securities - Agency	—	726,196,586	12,828,027	—	739,024,613
Residential Mortgage-Backed Securities - Non-Agency	—	62,731,196	9,380,565	—	72,111,761
U.S. Government & Agency Obligations	—	62,900,034	—	—	62,900,034
U.S. Treasury Obligations	664,009,785	205,233,684	—	—	869,243,469
Money Market Funds	—	—	—	42,150,267	42,150,267
Total Investments in Securities	664,009,785	2,512,628,095	57,436,241	42,150,267	3,276,224,388
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2018 ($)
Asset-Backed Securities — Non-Agency	21,477,496	(20,739)	1,224	(20,646)	2,951,306	(2,359,528)	2,185,420	-	24,214,533
Commercial Mortgage-Backed Securities — Agency	-	107	-	(107)	1,226,095	-	-	-	1,226,095
Commercial Mortgage-Backed Securities — Non-Agency	9,606,205	(80,908)	1,547	10,189	1,200,911	(1,061,584)	-	-	9,676,362
Corporate Bonds & Notes	2,029,458	315	49,001	(22,027)	-	(1,946,088)	-	-	110,659
Residential Mortgage-Backed Securities — Agency	2,563,130	-	-	20,534	12,790,723	(2,546,360)	-	-	12,828,027
Residential Mortgage-Backed Securities — Non-Agency	601,310	168,089	-	(155,675)	9,066,732	(1,374,119)	1,675,538	(601,310)	9,380,565
Total	36,277,601	66,864	51,772	(167,732)	27,235,767	(9,287,679)	3,860,958	(601,310)	57,436,241
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	197

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2018 was $(129,161), which is comprised of Asset-Backed Securities - Non-Agency of $(20,924), Commercial Mortgage-Backed Securities - Agency of $(107), Commercial Mortgage-Backed Securities — Non-Agency of $10,189, Corporate Bonds & Notes of $52, Residential Mortgage-Backed Securities - Agency of $37,304, and Residential Mortgage-Backed Securities - Non-Agency of $(155,675).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
198	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 14.2%
Auto Components 1.6%
Cooper-Standard Holding, Inc.(a)	26,890	3,513,716
Gentherm, Inc.(a)	46,631	1,832,598
LCI Industries	6,810	613,922
Tenneco, Inc.	33,470	1,471,341
Visteon Corp.(a)	29,162	3,768,897
Total		11,200,474
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc.(a)	35,436	3,632,899
Chegg, Inc.(a)	166,900	4,638,151
Grand Canyon Education, Inc.(a)	27,190	3,034,676
Sotheby’s (a)	38,449	2,089,318
Total		13,395,044
Hotels, Restaurants & Leisure 4.2%
Bloomin’ Brands, Inc.	94,256	1,894,546
El Pollo Loco Holdings, Inc.(a)	37,207	424,160
Golden Entertainment, Inc.(a)	57,900	1,562,721
Hilton Grand Vacations, Inc.(a)	75,887	2,633,279
Planet Fitness, Inc., Class A(a)	201,359	8,847,715
Playa Hotels & Resorts NV(a)	141,760	1,531,008
Red Robin Gourmet Burgers, Inc.(a)	28,342	1,320,737
Texas Roadhouse, Inc.	55,824	3,657,030
Wingstop, Inc.	133,062	6,935,191
Zoe’s Kitchen, Inc.(a)	111,822	1,091,383
Total		29,897,770
Household Durables 0.7%
Hooker Furniture Corp.	66,764	3,131,232
La-Z-Boy, Inc.	63,794	1,952,096
Total		5,083,328
Leisure Products 1.2%
Callaway Golf Co.	314,193	5,960,241
MCBC Holdings, Inc.(a)	93,074	2,694,493
Total		8,654,734
Media 0.4%
Nexstar Media Group, Inc., Class A	39,100	2,869,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	63,230	4,584,175
Specialty Retail 2.7%
Boot Barn Holdings, Inc.(a)	92,682	1,923,151
Camping World Holdings, Inc., Class A	131,010	3,272,630
Chico’s FAS, Inc.	240,300	1,956,042
Five Below, Inc.(a)	46,644	4,557,585
Lithia Motors, Inc., Class A	49,810	4,710,532
National Vision Holdings, Inc.(a)	40,700	1,488,399
Sleep Number Corp.(a)	57,704	1,674,570
Total		19,582,909
Textiles, Apparel & Luxury Goods 0.9%
G-III Apparel Group Ltd.(a)	50,615	2,247,306
Oxford Industries, Inc.	27,352	2,269,669
Steven Madden Ltd.	36,078	1,915,742
Total		6,432,717
Total Consumer Discretionary		101,701,091
Consumer Staples 0.7%
Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	28,193	2,962,520
Performance Food Group Co.(a)	54,617	2,004,444
Total		4,966,964
Total Consumer Staples		4,966,964
Energy 1.9%
Energy Equipment & Services 0.6%
Cactus, Inc., Class A(a)	30,500	1,030,595
FTS International, Inc.(a)	56,164	799,775
SEACOR Holdings, Inc.(a)	36,211	2,073,804
Total		3,904,174
Oil, Gas & Consumable Fuels 1.3%
Centennial Resource Development, Inc., Class A(a)	112,754	2,036,337
HighPoint Resources Corp.(a)	299,159	1,818,887
Matador Resources Co.(a)	128,209	3,852,681
PDC Energy, Inc.(a)	26,640	1,610,388
Total		9,318,293
Total Energy		13,222,467
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	199

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.1%
Banks 1.9%
Ameris Bancorp	55,261	2,948,174
Bank of NT Butterfield & Son Ltd. (The)	40,640	1,858,061
Great Western Bancorp, Inc.	46,615	1,957,364
Hilltop Holdings, Inc.	79,557	1,755,823
LegacyTexas Financial Group, Inc.	47,435	1,850,914
Triumph Bancorp, Inc.(a)	77,344	3,151,768
Total		13,522,104
Capital Markets 1.2%
Evercore, Inc., Class A	32,022	3,376,720
Houlihan Lokey, Inc.	39,167	2,006,134
Stifel Financial Corp.	68,390	3,573,377
Total		8,956,231
Insurance 1.3%
Employers Holdings, Inc.	35,257	1,417,331
Kinsale Capital Group, Inc.	90,631	4,972,017
Primerica, Inc.	30,649	3,052,640
Total		9,441,988
Thrifts & Mortgage Finance 0.7%
LendingTree, Inc.(a)	15,077	3,223,463
Provident Financial Services, Inc.	56,546	1,556,711
Total		4,780,174
Total Financials		36,700,497
Health Care 27.4%
Biotechnology 7.6%
Array BioPharma, Inc.(a)	109,450	1,836,571
Audentes Therapeutics, Inc.(a)	66,910	2,556,631
bluebird bio, Inc.(a)	6,028	946,095
ChemoCentryx, Inc.(a)	120,311	1,584,496
Clovis Oncology, Inc.(a)	23,160	1,053,085
CytomX Therapeutics, Inc.(a)	51,812	1,184,422
Emergent Biosolutions, Inc.(a)	38,402	1,938,917
FibroGen, Inc.(a)	35,209	2,204,084
Genomic Health, Inc.(a)	44,039	2,219,566
Halozyme Therapeutics, Inc.(a)	98,394	1,659,907
Heron Therapeutics, Inc.(a)	32,960	1,280,496
Immunogen, Inc.(a)	126,463	1,230,485
Common Stocks (continued)
Issuer	Shares	Value ($)
Kura Oncology, Inc.(a)	38,534	701,319
Ligand Pharmaceuticals, Inc.(a)	65,179	13,503,134
Loxo Oncology, Inc.(a)	10,830	1,878,788
Momenta Pharmaceuticals, Inc.(a)	64,672	1,322,542
REGENXBIO, Inc.(a)	27,460	1,970,255
Repligen Corp.(a)	164,002	7,714,654
Retrophin, Inc.(a)	65,997	1,799,078
Sage Therapeutics, Inc.(a)	11,281	1,765,815
Sarepta Therapeutics(a)	6,854	905,962
Selecta Biosciences, Inc.(a)	83,388	1,104,891
Spark Therapeutics, Inc.(a)	2,237	185,134
Translate Bio, Inc.(a)	18,296	231,444
Vanda Pharmaceuticals, Inc.(a)	83,627	1,593,094
Total		54,370,865
Health Care Equipment & Supplies 11.1%
AtriCure, Inc.(a)	57,450	1,554,023
AxoGen, Inc.(a)	194,857	9,791,564
Cantel Medical Corp.	49,758	4,894,197
Cardiovascular Systems, Inc.(a)	77,130	2,494,384
CONMED Corp.	28,922	2,117,090
Cutera, Inc.(a)	122,755	4,947,026
Glaukos Corp.(a)	88,370	3,591,357
ICU Medical, Inc.(a)	11,774	3,457,435
Inogen, Inc.(a)	44,205	8,236,718
Integer Holdings Corp.(a)	31,708	2,049,922
Integra LifeSciences Holdings Corp.(a)	84,270	5,427,831
iRhythm Technologies, Inc.(a)	50,551	4,101,203
Lantheus Holdings, Inc.(a)	100,163	1,457,372
LivaNova PLC(a)	43,025	4,294,755
Masimo Corp.(a)	21,086	2,059,048
Merit Medical Systems, Inc.(a)	133,182	6,818,918
Neogen Corp.(a)	16,800	1,347,192
Nevro Corp.(a)	61,836	4,937,605
NxStage Medical, Inc.(a)	61,837	1,725,252
OraSure Technologies, Inc.(a)	91,573	1,508,207
Penumbra, Inc.(a)	20,571	2,841,884
Total		79,652,983

The accompanying Notes to Financial Statements are an integral part of this statement.
200	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.9%
Amedisys, Inc.(a)	43,785	3,741,866
BioTelemetry, Inc.(a)	89,213	4,014,585
Envision Healthcare Corp.(a)	78,800	3,467,988
HealthEquity, Inc.(a)	76,977	5,780,973
Neuronetics, Inc.(a)	48,849	1,299,872
Surgery Partners, Inc.(a)	156,700	2,334,830
Total		20,640,114
Health Care Technology 2.2%
Medidata Solutions, Inc.(a)	29,004	2,336,562
Omnicell, Inc.(a)	77,562	4,068,127
Teladoc, Inc.(a)	88,317	5,126,802
Vocera Communications, Inc.(a)	138,391	4,136,507
Total		15,667,998
Life Sciences Tools & Services 1.0%
Cambrex Corp.(a)	34,135	1,785,261
Charles River Laboratories International, Inc.(a)	32,621	3,662,033
Codexis, Inc.(a)	135,030	1,944,432
Total		7,391,726
Pharmaceuticals 2.6%
Depomed, Inc.(a)	194,127	1,294,827
Dova Pharmaceuticals, Inc.(a)	61,499	1,840,050
Intersect ENT, Inc.(a)	57,585	2,156,558
Kala Pharmaceuticals, Inc.(a)	65,040	892,999
Nektar Therapeutics(a)	20,078	980,409
Optinose, Inc.(a)	74,063	2,072,283
Pacira Pharmaceuticals, Inc.(a)	47,393	1,518,946
Reata Pharmaceuticals, Inc., Class A(a)	51,840	1,812,845
Supernus Pharmaceuticals, Inc.(a)	108,183	6,474,752
Total		19,043,669
Total Health Care		196,767,355
Industrials 16.7%
Aerospace & Defense 0.9%
Mercury Systems, Inc.(a)	168,246	6,403,443
Air Freight & Logistics 0.6%
Echo Global Logistics, Inc.(a)	68,186	1,994,440
HUB Group, Inc., Class A(a)	40,942	2,038,912
Total		4,033,352
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.4%
Skywest, Inc.	60,660	3,148,254
Building Products 0.5%
Builders FirstSource, Inc.(a)	110,052	2,012,851
PGT, Inc.(a)	85,697	1,786,782
Total		3,799,633
Commercial Services & Supplies 1.4%
Advanced Disposal Services, Inc.(a)	98,880	2,450,246
Brink’s Co. (The)	45,629	3,638,913
Cimpress NV(a)	13,922	2,018,133
Healthcare Services Group, Inc.	7,800	336,882
Herman Miller, Inc.	51,562	1,747,952
Total		10,192,126
Construction & Engineering 2.5%
Comfort Systems U.S.A., Inc.	49,557	2,269,710
Dycom Industries, Inc.(a)	30,370	2,870,269
Granite Construction, Inc.	98,757	5,496,815
MasTec, Inc.(a)	114,980	5,835,235
Primoris Services Corp.	62,149	1,692,317
Total		18,164,346
Electrical Equipment 0.9%
EnerSys	42,945	3,205,415
Regal Beloit Corp.	43,104	3,525,907
Total		6,731,322
Machinery 4.7%
Hillenbrand, Inc.	41,528	1,958,045
John Bean Technologies Corp.	81,150	7,214,235
Milacron Holdings Corp.(a)	283,968	5,375,514
Mueller Water Products, Inc., Class A	80,020	937,835
Oshkosh Corp.	45,759	3,217,773
Proto Labs, Inc.(a)	19,678	2,340,698
Rexnord Corp.(a)	227,414	6,608,651
Spartan Motors, Inc.	103,076	1,556,448
SPX FLOW, Inc.(a)	47,895	2,096,364
Watts Water Technologies, Inc., Class A	27,873	2,185,243
Total		33,490,806

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	201

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 3.1%
ASGN, Inc.(a)	107,810	8,429,664
ICF International, Inc.	33,993	2,415,203
Insperity, Inc.	32,332	3,079,623
Korn/Ferry International	46,509	2,880,302
TriNet Group, Inc.(a)	32,847	1,837,461
Wageworks, Inc.(a)	65,269	3,263,450
Total		21,905,703
Road & Rail 0.4%
Knight-Swift Transportation Holdings, Inc.	75,055	2,867,852
Trading Companies & Distributors 1.3%
Beacon Roofing Supply, Inc.(a)	103,076	4,393,099
BMC Stock Holdings, Inc.(a)	34,550	720,368
Herc Holdings Inc(a)	33,430	1,883,446
SiteOne Landscape Supply, Inc.(a)	25,900	2,174,823
Total		9,171,736
Total Industrials		119,908,573
Information Technology 27.5%
Communications Equipment 0.9%
CalAmp Corp.(a)	66,481	1,557,650
Ciena Corp.(a)	75,711	2,007,099
Lumentum Holdings, Inc.(a)	53,337	3,088,212
Total		6,652,961
Electronic Equipment, Instruments & Components 2.5%
Belden, Inc.	45,530	2,782,794
Coherent, Inc.(a)	11,830	1,850,449
Control4 Corp.(a)	68,851	1,673,768
Itron, Inc.(a)	24,368	1,463,298
Littelfuse, Inc.	18,510	4,223,612
Methode Electronics, Inc.	38,457	1,549,817
nLight, Inc.(a)	11,558	382,107
Novanta, Inc.(a)	60,320	3,757,936
Total		17,683,781
Internet Software & Services 8.6%
2U, Inc.(a)	31,870	2,663,057
Alarm.com Holdings, Inc.(a)	49,110	1,983,062
Carbonite, Inc.(a)	83,147	2,901,830
Cision Ltd.(a)	87,680	1,310,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Cornerstone OnDemand, Inc.(a)	49,057	2,326,774
Coupa Software, Inc.(a)	25,356	1,578,157
Envestnet, Inc.(a)	107,423	5,902,894
EverQuote, Inc., Class A(a)	27,250	493,770
Five9, Inc.(a)	223,370	7,721,901
GTT Communications, Inc.(a)	66,690	3,001,050
Hortonworks, Inc.(a)	86,302	1,572,422
Instructure, Inc.(a)	47,360	2,015,168
New Relic, Inc.(a)	23,664	2,380,362
Q2 Holdings, Inc.(a)	119,508	6,817,931
SendGrid, Inc.(a)	129,099	3,423,706
Shutterstock, Inc.(a)	67,042	3,181,813
SPS Commerce, Inc.(a)	89,435	6,571,684
TrueCar, Inc.(a)	190,235	1,919,471
Wix.com Ltd.(a)	22,710	2,277,813
Yelp, Inc.(a)	44,903	1,759,300
Total		61,802,981
IT Services 2.1%
Evo Payments, Inc., Class A(a)	66,140	1,361,161
GreenSky, Inc., Class A(a)	135,305	2,861,701
InterXion Holding NV(a)	135,420	8,452,917
WNS Holdings Ltd., ADR(a)	48,991	2,556,350
Total		15,232,129
Semiconductors & Semiconductor Equipment 4.2%
Diodes, Inc.(a)	91,520	3,154,694
Entegris, Inc.	73,881	2,504,566
Formfactor, Inc.(a)	116,407	1,548,213
Inphi Corp.(a)	105,520	3,441,007
Monolithic Power Systems, Inc.	33,320	4,453,884
Nanometrics, Inc.(a)	58,048	2,055,480
Photronics, Inc.(a)	192,558	1,535,650
Power Integrations, Inc.	40,393	2,950,709
Rambus, Inc.(a)	149,045	1,869,024
Rudolph Technologies, Inc.(a)	63,132	1,868,707
Semtech Corp.(a)	51,000	2,399,550
Silicon Laboratories, Inc.(a)	21,326	2,124,070
Total		29,905,554

The accompanying Notes to Financial Statements are an integral part of this statement.
202	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.2%
Altair Engineering, Inc., Class A(a)	81,328	2,779,791
Blackline, Inc.(a)	150,738	6,546,551
Bottomline Technologies de, Inc.(a)	61,530	3,066,040
CommVault Systems, Inc.(a)	74,159	4,883,370
Everbridge, Inc.(a)	56,795	2,693,219
FireEye, Inc.(a)	218,216	3,358,344
HubSpot, Inc.(a)	42,089	5,277,961
Imperva, Inc.(a)	42,632	2,056,994
Monotype Imaging Holdings, Inc.	74,443	1,511,193
Pivotal Software, Inc., Class A(a)	33,700	817,899
Pluralsight, Inc., Class A(a)	119,363	2,918,425
Proofpoint, Inc.(a)	42,340	4,882,225
PROS Holdings, Inc.(a)	88,171	3,224,414
Rapid7, Inc.(a)	101,600	2,867,152
RealPage, Inc.(a)	80,960	4,460,896
RingCentral, Inc., Class A(a)	26,260	1,847,391
SailPoint Technologies Holding, Inc.(a)	58,418	1,433,578
Talend SA ADR(a)	67,015	4,173,694
Ultimate Software Group, Inc. (The)(a)	10,111	2,601,661
Varonis Systems, Inc.(a)	33,037	2,461,257
Zendesk, Inc.(a)	44,900	2,446,601
Zscaler, Inc.(a)	3,600	128,700
Total		66,437,356
Total Information Technology		197,714,762
Materials 2.9%
Chemicals 1.2%
Ferro Corp.(a)	125,206	2,610,545
Kraton Performance Polymers, Inc.(a)	49,557	2,286,560
PQ Group Holdings, Inc.(a)	110,860	1,995,480
Trinseo SA	25,972	1,842,713
Total		8,735,298
Construction Materials 0.4%
Eagle Materials, Inc.	28,833	3,026,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.7%
Carpenter Technology Corp.	54,259	2,852,396
Commercial Metals Co.	94,528	1,995,486
Total		4,847,882
Paper & Forest Products 0.6%
Boise Cascade Co.	53,584	2,395,205
Louisiana-Pacific Corp.	76,500	2,082,330
Total		4,477,535
Total Materials		21,087,315
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
American Assets Trust, Inc.	52,338	2,004,022
EastGroup Properties, Inc.	21,171	2,023,101
Hersha Hospitality Trust	74,572	1,599,569
Rexford Industrial Realty, Inc.	100,908	3,167,502
Total		8,794,194
Total Real Estate		8,794,194
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	38,650	2,063,910
ORBCOMM, Inc.(a)	262,402	2,650,260
Total		4,714,170
Total Telecommunication Services		4,714,170
Total Common Stocks (Cost $577,487,207)		705,577,388

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	27,346,541	27,346,541
Total Money Market Funds (Cost $27,346,432)		27,346,541
Total Investments in Securities (Cost: $604,833,639)		732,923,929
Other Assets & Liabilities, Net		(14,738,526)
Net Assets		718,185,403

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	203

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	12,986,735	104,444,298	(90,084,492)	27,346,541	(578)	(186)	113,369	27,346,541
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
204	Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	101,701,091	—	—	—	101,701,091
Consumer Staples	4,966,964	—	—	—	4,966,964
Energy	13,222,467	—	—	—	13,222,467
Financials	36,700,497	—	—	—	36,700,497
Health Care	196,767,355	—	—	—	196,767,355
Industrials	119,908,573	—	—	—	119,908,573
Information Technology	197,714,762	—	—	—	197,714,762
Materials	21,087,315	—	—	—	21,087,315
Real Estate	8,794,194	—	—	—	8,794,194
Telecommunication Services	4,714,170	—	—	—	4,714,170
Total Common Stocks	705,577,388	—	—	—	705,577,388
Money Market Funds	—	—	—	27,346,541	27,346,541
Total Investments in Securities	705,577,388	—	—	27,346,541	732,923,929
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	205

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
	Columbia Variable Portfolio – U.S. Equities Fund	CTIVP SM – American Century Diversified Bond Fund	CTIVP SM – AQR International Core Equity Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $911,146,891, $4,044,965,513, $2,338,811,515, respectively)	$1,062,280,609	$3,963,251,883	$2,387,823,595
Affiliated issuers (cost $31,065,736, $47,373,976, $80,823,225, respectively)	31,066,296	47,374,359	80,829,180
Cash	—	240,516	1,290,200
Foreign currency (cost $—, $2,052,422, $3,117,197, respectively)	—	2,037,279	3,118,920
Margin deposits on:
Futures contracts	428,400	—	2,757,150
Unrealized appreciation on forward foreign currency exchange contracts	—	12,827,276	—
Receivable for:
Investments sold	25,272,866	11,119,691	—
Capital shares sold	—	417,251	743,455
Dividends	994,356	85,188	2,935,592
Interest	—	30,443,515	—
Foreign tax reclaims	456	189,167	14,350,348
Variation margin for futures contracts	—	8,156	342,555
Total assets	1,120,042,983	4,067,994,281	2,494,190,995
Liabilities
Due to custodian	42,840	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	4,589,805	—
Payable for:
Investments purchased	31,757,347	—	8,620
Investments purchased on a delayed delivery basis	—	328,005,978	—
Capital shares purchased	1,910,478	5,686,636	968,307
Variation margin for futures contracts	21,760	20,562	—
Variation margin for swap contracts	—	6,355	—
Management services fees	738,101	1,402,218	1,573,044
Distribution and/or service fees	3,647	2,448	1,687
Service fees	818	482	388
Compensation of board members	54,733	148,117	86,175
Compensation of chief compliance officer	117	431	289
Other expenses	34,638	41,399	116,648
Total liabilities	34,564,479	339,904,431	2,755,158
Net assets applicable to outstanding capital stock	$1,085,478,504	$3,728,089,850	$2,491,435,837
Represented by
Paid in capital	—	3,730,391,137	2,352,690,067
Undistributed (excess of distributions over) net investment income	—	66,596,815	(583,309)
Accumulated net realized gain	—	5,734,921	91,934,792
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	—	(81,713,630)	49,012,080
Investments - affiliated issuers	—	383	5,955
Foreign currency translations	—	(269,937)	59,301
Forward foreign currency exchange contracts	—	8,237,471	—
Futures contracts	—	(800,719)	(1,683,049)
Swap contracts	—	(86,591)	—
Trust capital	$1,085,478,504	$—	$—
Total - representing net assets applicable to outstanding capital stock	$1,085,478,504	$3,728,089,850	$2,491,435,837
The accompanying Notes to Financial Statements are an integral part of this statement.
206	Variable Portfolio Funds | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	Columbia Variable Portfolio – U.S. Equities Fund	CTIVP SM – American Century Diversified Bond Fund	CTIVP SM – AQR International Core Equity Fund
Class 1
Net assets	$1,067,581,418	$3,715,690,880	$2,483,023,110
Shares outstanding	43,591,461	351,124,305	222,322,680
Net asset value per share	$24.49	$10.58	$11.17
Class 2
Net assets	$17,897,086	$12,398,970	$8,412,727
Shares outstanding	745,855	1,174,808	757,495
Net asset value per share	$24.00	$10.55	$11.11
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	207

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	CTIVP SM – CenterSquare Real Estate Fund	CTIVP SM – DFA International Value Fund	CTIVP SM – Los Angeles Capital Large Cap Growth Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $435,969,049, $1,487,054,225, $1,442,899,009, respectively)	$450,712,259	$1,577,916,582	$1,690,506,210
Affiliated issuers (cost $2,786,830, $3,986,902, $14,450,167, respectively)	2,786,830	3,986,902	14,450,167
Cash	—	61,004	—
Foreign currency (cost $—, $4,851,601, $—, respectively)	—	4,847,176	—
Receivable for:
Investments sold	1,086,886	2,902,849	3,414,505
Capital shares sold	—	527,447	119,683
Dividends	2,187,551	4,499,295	383,197
Foreign tax reclaims	8,295	6,730,447	—
Prepaid expenses	1	—	—
Total assets	456,781,822	1,601,471,702	1,708,873,762
Liabilities
Payable for:
Investments purchased	981,983	1,062,435	642,680
Capital shares purchased	48,068	2,457,431	1,147,971
Management services fees	264,514	1,061,182	942,329
Distribution and/or service fees	5,101	4,378	2,257
Service fees	1,292	762	475
Compensation of board members	38,115	83,980	81,149
Compensation of chief compliance officer	47	198	167
Other expenses	28,773	78,958	31,635
Total liabilities	1,367,893	4,749,324	2,848,663
Net assets applicable to outstanding capital stock	$455,413,929	$1,596,722,378	$1,706,025,099
Represented by
Paid in capital	447,855,488	1,467,463,303	—
Undistributed net investment income	6,753,730	284,702	—
Accumulated net realized gain (loss)	(13,937,855)	38,076,486	—
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	14,743,210	90,862,357	—
Foreign currency translations	(644)	35,530	—
Trust capital	$—	$—	$1,706,025,099
Total - representing net assets applicable to outstanding capital stock	$455,413,929	$1,596,722,378	$1,706,025,099
Class 1
Net assets	$429,147,483	$1,575,115,609	$1,694,807,044
Shares outstanding	50,694,054	150,374,537	59,719,331
Net asset value per share	$8.47	$10.47	$28.38
Class 2
Net assets	$26,266,446	$21,606,769	$11,218,055
Shares outstanding	3,116,297	2,066,777	403,635
Net asset value per share	$8.43	$10.45	$27.79
The accompanying Notes to Financial Statements are an integral part of this statement.
208	Variable Portfolio Funds | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	CTIVP SM – MFS® Value Fund	CTIVP SM – Morgan Stanley Advantage Fund	CTIVP SM – Oppenheimer International Growth Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,456,179,382, $1,592,615,780, $1,331,195,358, respectively)	$1,949,321,260	$1,998,180,919	$1,531,349,395
Affiliated issuers (cost $8,607,349, $42,421,051, $23,365,469, respectively)	8,607,349	42,421,051	23,365,469
Foreign currency (cost $37,783, $232,062, $659,023, respectively)	37,783	232,057	658,993
Receivable for:
Investments sold	19,870,942	4,914,541	17,664,133
Capital shares sold	166,027	308,543	465,557
Dividends	2,821,955	372,473	845,623
Foreign tax reclaims	71,785	35,045	6,327,455
Expense reimbursement due from Investment Manager	—	—	20,188
Total assets	1,980,897,101	2,046,464,629	1,580,696,813
Liabilities
Due to custodian	70,987	344,937	—
Payable for:
Investments purchased	648,323	—	7,711,605
Capital shares purchased	5,532,457	1,857,997	2,770,454
Management services fees	1,085,959	1,090,686	1,175,173
Distribution and/or service fees	9,960	2,270	7,043
Service fees	1,710	483	1,259
Compensation of board members	101,522	82,472	100,002
Compensation of chief compliance officer	242	195	199
Other expenses	36,134	32,830	92,394
Total liabilities	7,487,294	3,411,870	11,858,129
Net assets applicable to outstanding capital stock	$1,973,409,807	$2,043,052,759	$1,568,838,684
Represented by
Paid in capital	—	—	1,307,934,923
Undistributed net investment income	—	—	7,448,345
Accumulated net realized gain	—	—	53,282,665
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	—	—	200,154,037
Foreign currency translations	—	—	18,714
Trust capital	$1,973,409,807	$2,043,052,759	$—
Total - representing net assets applicable to outstanding capital stock	$1,973,409,807	$2,043,052,759	$1,568,838,684
Class 1
Net assets	$1,924,512,146	$2,031,511,025	$1,534,339,740
Shares outstanding	80,046,818	66,265,783	135,478,071
Net asset value per share	$24.04	$30.66	$11.33
Class 2
Net assets	$48,897,661	$11,541,734	$34,498,944
Shares outstanding	2,074,497	384,210	3,059,578
Net asset value per share	$23.57	$30.04	$11.28
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	209

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	CTIVP SM – T. Rowe Price Large Cap Value Fund	CTIVP SM – TCW Core Plus Bond Fund	CTIVP SM – Wells Fargo Short Duration Government Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,997,830,249, $2,847,646,379, $942,340,488, respectively)	$2,257,317,520	$2,820,615,308	$933,003,776
Affiliated issuers (cost $50,417,339, $146,071,337, $42,659,281, respectively)	50,419,192	146,071,981	42,659,300
Cash	—	116,031	4
Margin deposits on:
Futures contracts	—	—	795,000
Unrealized appreciation on forward foreign currency exchange contracts	—	1,334,486	—
Receivable for:
Investments sold	4,911,916	8,080,293	25,284,593
Investments sold on a delayed delivery basis	—	—	36,265,330
Capital shares sold	535,882	408,829	128,656
Dividends	3,853,890	134,619	33,033
Interest	—	14,452,553	2,468,665
Foreign tax reclaims	210,723	22,170	—
Variation margin for futures contracts	—	—	10,992
Prepaid expenses	—	1	—
Total assets	2,317,249,123	2,991,236,271	1,040,649,349
Liabilities
Payable for:
Investments purchased	5,668,669	9,770,056	46,164,965
Investments purchased on a delayed delivery basis	—	143,834,734	55,269,786
Capital shares purchased	5,526,959	5,025,719	1,510,050
Variation margin for futures contracts	—	114,210	18,656
Management services fees	1,227,421	1,082,150	319,581
Distribution and/or service fees	3,790	1,447	4,147
Service fees	626	286	999
Compensation of board members	99,993	99,593	93,590
Compensation of chief compliance officer	267	326	108
Other expenses	31,094	37,244	29,491
Total liabilities	12,558,819	159,965,765	103,411,373
Net assets applicable to outstanding capital stock	$2,304,690,304	$2,831,270,506	$937,237,976
Represented by
Paid in capital	—	2,857,636,984	947,819,381
Undistributed net investment income	—	33,249,633	7,397,018
Accumulated net realized loss	—	(35,567,384)	(8,267,770)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	—	(27,031,071)	(9,336,712)
Investments - affiliated issuers	—	644	19
Forward foreign currency exchange contracts	—	1,334,486	—
Futures contracts	—	1,647,214	(373,960)
Trust capital	$2,304,690,304	$—	$—
Total - representing net assets applicable to outstanding capital stock	$2,304,690,304	$2,831,270,506	$937,237,976
Class 1
Net assets	$2,285,399,761	$2,823,909,760	$916,530,894
Shares outstanding	101,113,161	275,923,296	92,423,481
Net asset value per share	$22.60	$10.23	$9.92
Class 2
Net assets	$19,290,543	$7,360,746	$20,707,082
Shares outstanding	870,991	720,983	2,094,352
Net asset value per share	$22.15	$10.21	$9.89
The accompanying Notes to Financial Statements are an integral part of this statement.
210	Variable Portfolio Funds | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	CTIVP SM – Westfield Mid Cap Growth Fund	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $479,014,500, $109,512,478, $427,178, respectively)	$562,022,547	$120,160,137	$269,751
Affiliated issuers (cost $20,283,255, $4,185,574, $—, respectively)	20,283,374	4,185,680	—
Cash	—	11,453	141,184,471
Foreign currency (cost $—, $2,378, $—, respectively)	—	2,375	—
Receivable for:
Investments sold	678,427	62,313	—
Capital shares sold	3,493	—	—
Dividends	269,275	160,919	201,920
Interest	—	—	776
Foreign tax reclaims	—	292,859	—
Expense reimbursement due from Investment Manager	—	7,724	—
Total assets	583,257,116	124,883,460	141,656,918
Liabilities
Payable for:
Investments purchased	5,347,913	98,080	—
Capital shares purchased	324,468	155,464	39,423
Management services fees	381,489	104,516	—
Distribution and/or service fees	4,257	8,732	7,826
Service fees	1,018	1,793	1,992
Compensation of board members	53,941	42,369	—
Compensation of chief compliance officer	58	13	10
Custodian fees	3,173	25,949	12,347
Printing and postage fees	—	341	5,504
Other expenses	21,797	1,503	5,268
Total liabilities	6,138,114	438,760	72,370
Net assets applicable to outstanding capital stock	$577,119,002	$124,444,700	$141,584,548
Represented by
Paid in capital	—	108,510,822	159,297,048
Excess of distributions over net investment income	—	(608,838)	(170,087)
Accumulated net realized gain (loss)	—	5,896,067	(17,384,986)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	—	10,647,659	(157,427)
Investments - affiliated issuers	—	106	—
Foreign currency translations	—	(1,116)	—
Trust capital	$577,119,002	$—	$—
Total - representing net assets applicable to outstanding capital stock	$577,119,002	$124,444,700	$141,584,548
Class 1
Net assets	$556,190,705	$81,405,399	$102,255,457
Shares outstanding	21,916,492	15,298,740	13,815,486
Net asset value per share	$25.38	$5.32	$7.40
Class 2
Net assets	$20,928,297	$43,039,301	$39,329,091
Shares outstanding	842,608	8,107,415	5,407,693
Net asset value per share	$24.84	$5.31	$7.27
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	211

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	Variable Portfolio – Partners Core Bond Fund	Variable Portfolio – Partners Small Cap Growth Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,263,445,021, $577,487,207, respectively)	$3,234,074,121	$705,577,388
Affiliated issuers (cost $42,150,080, $27,346,432, respectively)	42,150,267	27,346,541
Receivable for:
Investments sold	22,141,035	8,798,727
Investments sold on a delayed delivery basis	250,731,589	—
Capital shares sold	530,210	13,128
Dividends	90,501	170,003
Interest	15,827,808	—
Foreign tax reclaims	68,886	—
Expense reimbursement due from Investment Manager	—	4,610
Total assets	3,565,614,417	741,910,397
Liabilities
Payable for:
Investments purchased	17,632,519	21,665,885
Investments purchased on a delayed delivery basis	404,015,098	—
Capital shares purchased	5,095,153	1,479,641
Management services fees	1,190,918	499,634
Distribution and/or service fees	1,932	1,797
Service fees	495	344
Compensation of board members	135,907	45,588
Compensation of chief compliance officer	359	73
Other expenses	60,252	32,032
Total liabilities	428,132,633	23,724,994
Net assets applicable to outstanding capital stock	$3,137,481,784	$718,185,403
Represented by
Paid in capital	3,167,238,519	—
Undistributed net investment income	27,622,104	—
Accumulated net realized loss	(28,008,126)	—
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(29,370,900)	—
Investments - affiliated issuers	187	—
Trust capital	$—	$718,185,403
Total - representing net assets applicable to outstanding capital stock	$3,137,481,784	$718,185,403
Class 1
Net assets	$3,127,345,975	$709,215,817
Shares outstanding	301,766,555	28,663,701
Net asset value per share	$10.36	$24.74
Class 2
Net assets	$10,135,809	$8,969,586
Shares outstanding	981,207	370,055
Net asset value per share	$10.33	$24.24
The accompanying Notes to Financial Statements are an integral part of this statement.
212	Variable Portfolio Funds | Semiannual Report 2018

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
	Columbia Variable Portfolio – U.S. Equities Fund	CTIVP SM – American Century Diversified Bond Fund	CTIVP SM – AQR International Core Equity Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$7,343,428	$—	$58,519,385
Dividends — affiliated issuers	153,440	491,907	560,284
Interest	1,397	73,112,438	13,563
Foreign taxes withheld	(24,997)	(110,181)	(6,451,515)
Total income	7,473,268	73,494,164	52,641,717
Expenses:
Management services fees	4,476,732	8,980,005	10,934,415
Distribution and/or service fees
Class 2	21,612	14,960	10,747
Service fees	5,147	3,505	2,578
Compensation of board members	14,106	35,714	25,575
Custodian fees	13,570	29,006	160,772
Printing and postage fees	4,840	2,681	3,290
Audit fees	16,924	18,746	18,239
Legal fees	7,957	19,653	14,474
Interest on collateral	—	4,810	—
Compensation of chief compliance officer	107	392	267
Other	13,044	28,335	21,109
Total expenses	4,574,039	9,137,807	11,191,466
Net investment income	2,899,229	64,356,357	41,450,251
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	55,706,127	(9,706,465)	96,310,470
Investments — affiliated issuers	606	10,311	4,369
Foreign currency translations	—	(459,300)	(211,525)
Forward foreign currency exchange contracts	—	14,726,356	—
Futures contracts	101,959	7,598,451	838,165
Swap contracts	—	2,525,879	—
Net realized gain	55,808,692	14,695,232	96,941,479
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,720,481	(153,168,767)	(248,035,301)
Investments — affiliated issuers	168	(5,968)	4,604
Foreign currency translations	—	(349,150)	(323,989)
Forward foreign currency exchange contracts	—	12,346,998	—
Futures contracts	(295,826)	(1,501,555)	(3,029,576)
Swap contracts	—	(1,708,833)	—
Net change in unrealized appreciation (depreciation)	7,424,823	(144,387,275)	(251,384,262)
Net realized and unrealized gain (loss)	63,233,515	(129,692,043)	(154,442,783)
Net increase (decrease) in net assets resulting from operations	$66,132,744	$(65,335,686)	$(112,992,532)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	213

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	CTIVP SM – CenterSquare Real Estate Fund	CTIVP SM – DFA International Value Fund	CTIVP SM – Los Angeles Capital Large Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$8,190,716	$44,149,426	$8,477,164
Dividends — affiliated issuers	18,016	47,839	146,225
Interest	—	233	—
Foreign taxes withheld	(259)	(4,212,941)	—
Total income	8,208,473	39,984,557	8,623,389
Expenses:
Management services fees	1,587,882	7,016,263	5,702,322
Distribution and/or service fees
Class 2	31,111	27,231	13,416
Service fees	7,518	6,329	3,204
Compensation of board members	9,388	19,699	18,769
Custodian fees	6,043	94,646	9,330
Printing and postage fees	6,123	4,506	2,327
Audit fees	16,520	18,425	16,924
Legal fees	5,334	10,920	10,427
Compensation of chief compliance officer	44	181	167
Other	4,911	26,767	11,966
Total expenses	1,674,874	7,224,967	5,788,852
Net investment income	6,533,599	32,759,590	2,834,537
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,121,553)	39,428,325	58,188,717
Investments — affiliated issuers	629	(880)	(214)
Foreign currency translations	(7)	(155,910)	—
Net realized gain (loss)	(12,120,931)	39,271,535	58,188,503
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,489,576	(168,517,873)	49,036,875
Investments — affiliated issuers	(211)	—	(1,070)
Foreign currency translations	(165)	(240,708)	—
Net change in unrealized appreciation (depreciation)	8,489,200	(168,758,581)	49,035,805
Net realized and unrealized gain (loss)	(3,631,731)	(129,487,046)	107,224,308
Net increase (decrease) in net assets resulting from operations	$2,901,868	$(96,727,456)	$110,058,845
The accompanying Notes to Financial Statements are an integral part of this statement.
214	Variable Portfolio Funds | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	CTIVP SM – MFS® Value Fund	CTIVP SM – Morgan Stanley Advantage Fund	CTIVP SM – Oppenheimer International Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$25,642,776	$7,717,339	$24,560,382
Dividends — affiliated issuers	132,294	486,364	154,018
Foreign taxes withheld	(558,698)	(586,009)	(2,452,494)
Total income	25,216,372	7,617,694	22,261,906
Expenses:
Management services fees	7,140,789	6,504,359	7,619,880
Distribution and/or service fees
Class 2	62,203	12,767	43,560
Service fees	14,441	3,005	10,202
Compensation of board members	23,086	20,460	19,697
Custodian fees	13,661	11,857	100,829
Printing and postage fees	9,008	2,236	6,557
Audit fees	16,924	16,924	21,601
Legal fees	12,678	14,190	10,667
Compensation of chief compliance officer	226	190	175
Other	16,745	13,202	17,838
Total expenses	7,309,761	6,599,190	7,851,006
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(28,847)
Total net expenses	7,309,761	6,599,190	7,822,159
Net investment income	17,906,611	1,018,504	14,439,747
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	98,357,519	115,306,385	55,625,124
Investments — affiliated issuers	(4,454)	10,957	2,116
Foreign currency translations	(31,762)	(48,137)	(138,052)
Net realized gain	98,321,303	115,269,205	55,489,188
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(193,301,453)	115,842,454	(119,272,227)
Investments — affiliated issuers	—	(3,984)	—
Foreign currency translations	—	(1,748)	(150,525)
Foreign capital gains tax	—	—	167,313
Net change in unrealized appreciation (depreciation)	(193,301,453)	115,836,722	(119,255,439)
Net realized and unrealized gain (loss)	(94,980,150)	231,105,927	(63,766,251)
Net increase (decrease) in net assets resulting from operations	$(77,073,539)	$232,124,431	$(49,326,504)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	215

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	CTIVP SM – T. Rowe Price Large Cap Value Fund	CTIVP SM – TCW Core Plus Bond Fund	CTIVP SM – Wells Fargo Short Duration Government Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$30,115,205	$—	$—
Dividends — affiliated issuers	358,849	1,193,911	229,763
Interest	—	41,136,014	9,630,628
Foreign taxes withheld	(599,869)	—	—
Total income	29,874,185	42,329,925	9,860,391
Expenses:
Management services fees	7,903,861	6,909,449	2,039,536
Distribution and/or service fees
Class 2	22,752	8,958	26,359
Service fees	5,251	2,109	6,415
Compensation of board members	24,821	28,050	14,472
Custodian fees	12,692	19,787	7,838
Printing and postage fees	4,003	1,983	4,120
Audit fees	17,859	19,971	18,757
Legal fees	13,778	15,730	7,582
Compensation of chief compliance officer	252	297	98
Other	26,478	21,987	8,748
Total expenses	8,031,747	7,028,321	2,133,925
Net investment income	21,842,438	35,301,604	7,726,466
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	96,446,585	(25,978,816)	(5,656,647)
Investments — affiliated issuers	(1,717)	(16,440)	2,423
Foreign currency translations	6,832	38,468	—
Forward foreign currency exchange contracts	—	(2,417,448)	—
Futures contracts	—	(7,320,124)	958,578
Net realized gain (loss)	96,451,700	(35,694,360)	(4,695,646)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(139,143,106)	(42,738,587)	(4,058,242)
Investments — affiliated issuers	1,440	(5,522)	(2,076)
Foreign currency translations	546	—	—
Forward foreign currency exchange contracts	—	993,175	—
Futures contracts	—	2,668,886	(413,310)
Net change in unrealized appreciation (depreciation)	(139,141,120)	(39,082,048)	(4,473,628)
Net realized and unrealized loss	(42,689,420)	(74,776,408)	(9,169,274)
Net decrease in net assets resulting from operations	$(20,846,982)	$(39,474,804)	$(1,442,808)
The accompanying Notes to Financial Statements are an integral part of this statement.
216	Variable Portfolio Funds | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	CTIVP SM – Westfield Mid Cap Growth Fund	Variable Portfolio – Columbia Wanger International Equities Fund	Variable Portfolio – Eaton Vance Floating-Rate Income Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$3,025,406	$1,803,569	$—
Dividends — affiliated issuers	86,355	38,198	607,282
Interest	—	—	1,692,638
Foreign taxes withheld	—	(156,675)	—
Total income	3,111,761	1,685,092	2,299,920
Expenses:
Management services fees	2,282,480	650,561	501,549
Distribution and/or service fees
Class 2	25,386	52,578	52,042
Service fees	6,091	12,422	12,576
Compensation of board members	10,610	7,415	3,833
Custodian fees	3,855	50,540	19,033
Printing and postage fees	4,954	10,056	12,983
Audit fees	16,924	25,185	12,550
Legal fees	5,855	4,079	5,071
Compensation of chief compliance officer	55	12	9
Other	52,115	3,379	2,720
Total expenses	2,408,325	816,227	622,366
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(47,801)	(195,076)
Total net expenses	2,408,325	768,426	427,290
Net investment income	703,436	916,666	1,872,630
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,826,432	6,930,485	95,745
Investments — affiliated issuers	479	(91)	26,760
Foreign currency translations	—	(44,160)	—
Net realized gain	12,826,911	6,886,234	122,505
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	30,976,667	(9,601,666)	(276,235)
Investments — affiliated issuers	(842)	(49)	(227)
Foreign currency translations	—	(4,925)	—
Foreign capital gains tax	—	19,131	—
Net change in unrealized appreciation (depreciation)	30,975,825	(9,587,509)	(276,462)
Net realized and unrealized gain (loss)	43,802,736	(2,701,275)	(153,957)
Net increase (decrease) in net assets resulting from operations	$44,506,172	$(1,784,609)	$1,718,673
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	217

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	Variable Portfolio – Partners Core Bond Fund	Variable Portfolio – Partners Small Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$1,369,422
Dividends — affiliated issuers	621,206	113,369
Interest	49,346,494	—
Foreign taxes withheld	(6,671)	—
Total income	49,961,029	1,482,791
Expenses:
Management services fees	7,593,713	2,951,082
Distribution and/or service fees
Class 2	12,644	9,989
Service fees	3,072	2,329
Compensation of board members	31,555	11,230
Custodian fees	40,671	10,075
Printing and postage fees	2,665	2,602
Audit fees	25,944	16,924
Legal fees	17,005	6,358
Compensation of chief compliance officer	327	68
Other	23,942	7,894
Total expenses	7,751,538	3,018,551
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(11,647)
Total net expenses	7,751,538	3,006,904
Net investment income (loss)	42,209,491	(1,524,113)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,192,503)	59,901,489
Investments — affiliated issuers	(4,726)	(578)
Net realized gain (loss)	(25,197,229)	59,900,911
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(69,280,085)	23,797,171
Investments — affiliated issuers	(1,949)	(186)
Net change in unrealized appreciation (depreciation)	(69,282,034)	23,796,985
Net realized and unrealized gain (loss)	(94,479,263)	83,697,896
Net increase (decrease) in net assets resulting from operations	$(52,269,772)	$82,173,783
The accompanying Notes to Financial Statements are an integral part of this statement.
218	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets
	Columbia Variable Portfolio – U.S. Equities Fund		CTIVP SM – American Century Diversified Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$2,899,229	$5,606,119	$64,356,357	$109,825,924
Net realized gain	55,808,692	112,494,727	14,695,232	18,892,408
Net change in unrealized appreciation (depreciation)	7,424,823	(9,689,235)	(144,387,275)	64,005,308
Net increase (decrease) in net assets resulting from operations	66,132,744	108,411,611	(65,335,686)	192,723,640
Distributions to shareholders
Net investment income
Class 1	—	—	(106,084,741)	(92,882,727)
Class 2	—	—	(324,010)	(228,884)
Net realized gains
Class 1	—	—	(22,980,274)	(24,525,994)
Class 2	—	—	(77,015)	(67,637)
Total distributions to shareholders	—	—	(129,466,040)	(117,705,242)
Decrease in net assets from capital stock activity	(37,747,839)	(176,764,928)	(22,400,078)	(227,024,832)
Total increase (decrease) in net assets	28,384,905	(68,353,317)	(217,201,804)	(152,006,434)
Net assets at beginning of period	1,057,093,599	1,125,446,916	3,945,291,654	4,097,298,088
Net assets at end of period	$1,085,478,504	$1,057,093,599	$3,728,089,850	$3,945,291,654
Undistributed net investment income	$—	$—	$66,596,815	$108,649,209
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	219

Statement of Changes in Net Assets   (continued)
	CTIVP SM – AQR International Core Equity Fund		CTIVP SM – CenterSquare Real Estate Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$41,450,251	$45,607,921	$6,533,599	$8,665,111
Net realized gain (loss)	96,941,479	120,746,824	(12,120,931)	2,299,272
Net change in unrealized appreciation (depreciation)	(251,384,262)	346,386,588	8,489,200	14,791,862
Net increase (decrease) in net assets resulting from operations	(112,992,532)	512,741,333	2,901,868	25,756,245
Distributions to shareholders
Net investment income
Class 1	(43,648,108)	(48,152,946)	(8,071,769)	(8,647,989)
Class 2	(131,827)	(130,503)	(433,427)	(492,447)
Net realized gains
Class 1	(6,383,208)	—	(3,383,137)	(12,227,404)
Class 2	(21,826)	—	(208,988)	(799,343)
Total distributions to shareholders	(50,184,969)	(48,283,449)	(12,097,321)	(22,167,183)
Increase (decrease) in net assets from capital stock activity	39,694,082	(173,396,263)	10,969,185	22,730,422
Total increase (decrease) in net assets	(123,483,419)	291,061,621	1,773,732	26,319,484
Net assets at beginning of period	2,614,919,256	2,323,857,635	453,640,197	427,320,713
Net assets at end of period	$2,491,435,837	$2,614,919,256	$455,413,929	$453,640,197
Undistributed (excess of distributions over) net investment income	$(583,309)	$1,746,375	$6,753,730	$8,725,327
The accompanying Notes to Financial Statements are an integral part of this statement.
220	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	CTIVP SM – DFA International Value Fund		CTIVP SM – Los Angeles Capital Large Cap Growth Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$32,759,590	$44,226,189	$2,834,537	$5,818,539
Net realized gain	39,271,535	27,718,317	58,188,503	263,128,411
Net change in unrealized appreciation (depreciation)	(168,758,581)	332,835,916	49,035,805	67,608,991
Net increase (decrease) in net assets resulting from operations	(96,727,456)	404,780,422	110,058,845	336,555,941
Distributions to shareholders
Net investment income
Class 1	(43,563,018)	(36,522,546)	—	—
Class 2	(538,012)	(315,910)	—	—
Net realized gains
Class 1	(7,198,257)	—	—	—
Class 2	(99,065)	—	—	—
Total distributions to shareholders	(51,398,352)	(36,838,456)	—	—
Increase (decrease) in net assets from capital stock activity	(35,375,581)	(601,024,505)	(6,929,675)	286,369,325
Total increase (decrease) in net assets	(183,501,389)	(233,082,539)	103,129,170	622,925,266
Net assets at beginning of period	1,780,223,767	2,013,306,306	1,602,895,929	979,970,663
Net assets at end of period	$1,596,722,378	$1,780,223,767	$1,706,025,099	$1,602,895,929
Undistributed net investment income	$284,702	$11,626,142	$—	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	221

Statement of Changes in Net Assets   (continued)
	CTIVP SM – MFS® Value Fund		CTIVP SM – Morgan Stanley Advantage Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income (loss)	$17,906,611	$39,645,848	$1,018,504	$(416,047)
Net realized gain	98,321,303	125,808,235	115,269,205	201,598,823
Net change in unrealized appreciation (depreciation)	(193,301,453)	185,109,675	115,836,722	226,037,924
Net increase (decrease) in net assets resulting from operations	(77,073,539)	350,563,758	232,124,431	427,220,700
Increase (decrease) in net assets from capital stock activity	(202,911,746)	(126,385,833)	(2,906,457)	316,067,449
Total increase (decrease) in net assets	(279,985,285)	224,177,925	229,217,974	743,288,149
Net assets at beginning of period	2,253,395,092	2,029,217,167	1,813,834,785	1,070,546,636
Net assets at end of period	$1,973,409,807	$2,253,395,092	$2,043,052,759	$1,813,834,785
The accompanying Notes to Financial Statements are an integral part of this statement.
222	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	CTIVP SM – Oppenheimer International Growth Fund		CTIVP SM – T. Rowe Price Large Cap Value Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$14,439,747	$17,496,208	$21,842,438	$41,133,258
Net realized gain	55,489,188	59,925,803	96,451,700	95,297,783
Net change in unrealized appreciation (depreciation)	(119,255,439)	382,999,941	(139,141,120)	220,268,427
Net increase (decrease) in net assets resulting from operations	(49,326,504)	460,421,952	(20,846,982)	356,699,468
Distributions to shareholders
Net investment income
Class 1	(13,578,177)	(13,042,179)	—	—
Class 2	(253,512)	(139,866)	—	—
Net realized gains
Class 1	(61,205,282)	(144,053,039)	—	—
Class 2	(1,378,533)	(2,382,235)	—	—
Total distributions to shareholders	(76,415,504)	(159,617,319)	—	—
Decrease in net assets from capital stock activity	(20,971,287)	(877,434,668)	(173,072,575)	(36,933,249)
Total increase (decrease) in net assets	(146,713,295)	(576,630,035)	(193,919,557)	319,766,219
Net assets at beginning of period	1,715,551,979	2,292,182,014	2,498,609,861	2,178,843,642
Net assets at end of period	$1,568,838,684	$1,715,551,979	$2,304,690,304	$2,498,609,861
Undistributed net investment income	$7,448,345	$6,840,287	$—	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	223

Statement of Changes in Net Assets   (continued)
	CTIVP SM – TCW Core Plus Bond Fund		CTIVP SM – Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$35,301,604	$60,124,550	$7,726,466	$11,697,584
Net realized gain (loss)	(35,694,360)	6,953,588	(4,695,646)	(2,984,814)
Net change in unrealized appreciation (depreciation)	(39,082,048)	34,708,602	(4,473,628)	(1,295,093)
Net increase (decrease) in net assets resulting from operations	(39,474,804)	101,786,740	(1,442,808)	7,417,677
Distributions to shareholders
Net investment income
Class 1	(60,302,122)	(50,485,427)	(11,431,546)	(9,771,023)
Class 2	(139,092)	(91,594)	(208,374)	(150,736)
Net realized gains
Class 1	(5,214,428)	(10,598,457)	—	(55,790)
Class 2	(13,644)	(22,643)	—	(1,155)
Total distributions to shareholders	(65,669,286)	(61,198,121)	(11,639,920)	(9,978,704)
Decrease in net assets from capital stock activity	(50,578,425)	(138,826,314)	(28,252,274)	(97,591,745)
Total decrease in net assets	(155,722,515)	(98,237,695)	(41,335,002)	(100,152,772)
Net assets at beginning of period	2,986,993,021	3,085,230,716	978,572,978	1,078,725,750
Net assets at end of period	$2,831,270,506	$2,986,993,021	$937,237,976	$978,572,978
Undistributed net investment income	$33,249,633	$58,389,243	$7,397,018	$11,310,472
The accompanying Notes to Financial Statements are an integral part of this statement.
224	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	CTIVP SM – Westfield Mid Cap Growth Fund		Variable Portfolio – Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$703,436	$148,046	$916,666	$802,489
Net realized gain	12,826,911	77,313,677	6,886,234	8,633,512
Net change in unrealized appreciation (depreciation)	30,975,825	20,870,192	(9,587,509)	19,201,534
Net increase (decrease) in net assets resulting from operations	44,506,172	98,331,915	(1,784,609)	28,637,535
Distributions to shareholders
Net investment income
Class 1	—	—	(1,851,213)	(674,679)
Class 2	—	—	(779,943)	(255,812)
Net realized gains
Class 1	—	—	(4,774,589)	(6,661,158)
Class 2	—	—	(2,540,833)	(2,858,498)
Total distributions to shareholders	—	—	(9,946,578)	(10,450,147)
Increase (decrease) in net assets from capital stock activity	(2,098,328)	11,677,637	14,723,808	16,554,375
Total increase in net assets	42,407,844	110,009,552	2,992,621	34,741,763
Net assets at beginning of period	534,711,158	424,701,606	121,452,079	86,710,316
Net assets at end of period	$577,119,002	$534,711,158	$124,444,700	$121,452,079
Undistributed (excess of distributions over) net investment income	$—	$—	$(608,838)	$1,105,652
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	225

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Eaton Vance Floating-Rate Income Fund		Variable Portfolio – Partners Core Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$1,872,630	$5,126,521	$42,209,491	$79,930,644
Net realized gain (loss)	122,505	(747,682)	(25,197,229)	35,694,734
Net change in unrealized appreciation (depreciation)	(276,462)	8,392	(69,282,034)	3,602,603
Net increase (decrease) in net assets resulting from operations	1,718,673	4,387,231	(52,269,772)	119,227,981
Distributions to shareholders
Net investment income
Class 1	(5,144,340)	(3,685,671)	(79,696,243)	(77,362,823)
Class 2	(1,913,862)	(1,510,292)	(233,672)	(224,556)
Net realized gains
Class 1	—	—	(37,932,445)	(2,672,798)
Class 2	—	—	(123,529)	(8,700)
Total distributions to shareholders	(7,058,202)	(5,195,963)	(117,985,889)	(80,268,877)
Increase (decrease) in net assets from capital stock activity	1,811,572	11,726,821	12,758,339	(98,091,982)
Total increase (decrease) in net assets	(3,527,957)	10,918,089	(157,497,322)	(59,132,878)
Net assets at beginning of period	145,112,505	134,194,416	3,294,979,106	3,354,111,984
Net assets at end of period	$141,584,548	$145,112,505	$3,137,481,784	$3,294,979,106
Undistributed (excess of distributions over) net investment income	$(170,087)	$5,015,485	$27,622,104	$65,342,528
The accompanying Notes to Financial Statements are an integral part of this statement.
226	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Small Cap Growth Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment loss	$(1,524,113)	$(2,668,301)
Net realized gain	59,900,911	82,691,187
Net change in unrealized appreciation (depreciation)	23,796,985	29,707,039
Net increase in net assets resulting from operations	82,173,783	109,729,925
Decrease in net assets from capital stock activity	(15,835,177)	(74,252,734)
Total increase in net assets	66,338,606	35,477,191
Net assets at beginning of period	651,846,797	616,369,606
Net assets at end of period	$718,185,403	$651,846,797
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	227

Statement of Changes in Net Assets   (continued)
	Columbia Variable Portfolio – U.S. Equities Fund				CTIVP SM – American Century Diversified Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	17,170	392,218	91,128	1,951,239	6,551,001	71,932,969	11,232,784	124,507,152
Distributions reinvested	—	—	—	—	12,198,962	129,065,015	10,722,257	117,408,721
Redemptions	(1,609,614)	(38,018,191)	(8,284,760)	(179,194,018)	(20,477,881)	(224,711,731)	(42,425,469)	(470,095,160)
Net decrease	(1,592,444)	(37,625,973)	(8,193,632)	(177,242,779)	(1,727,918)	(23,713,747)	(20,470,428)	(228,179,287)
Class 2
Subscriptions	31,216	726,079	103,749	2,178,001	133,487	1,462,095	207,837	2,291,298
Distributions reinvested	—	—	—	—	38,011	401,025	27,154	296,521
Redemptions	(36,565)	(847,945)	(80,169)	(1,700,150)	(50,330)	(549,451)	(129,950)	(1,433,364)
Net increase (decrease)	(5,349)	(121,866)	23,580	477,851	121,168	1,313,669	105,041	1,154,455
Total net decrease	(1,597,793)	(37,747,839)	(8,170,052)	(176,764,928)	(1,606,750)	(22,400,078)	(20,365,387)	(227,024,832)
The accompanying Notes to Financial Statements are an integral part of this statement.
228	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	CTIVP SM – AQR International Core Equity Fund				CTIVP SM – CenterSquare Real Estate Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	3,119,865	36,778,543	2,692,247	30,351,772	—	—	—	—
Distributions reinvested	4,463,922	50,031,316	4,327,790	48,152,946	1,355,610	11,454,906	2,524,232	20,875,393
Redemptions	(3,983,054)	(47,523,324)	(21,998,311)	(252,366,479)	—	—	—	—
Net increase (decrease)	3,600,733	39,286,535	(14,978,274)	(173,861,761)	1,355,610	11,454,906	2,524,232	20,875,393
Class 2
Subscriptions	62,813	741,536	107,056	1,188,654	130,204	1,055,626	390,420	3,332,297
Distributions reinvested	13,813	153,653	11,784	130,503	76,387	642,415	156,771	1,291,790
Redemptions	(41,428)	(487,642)	(78,223)	(853,659)	(273,431)	(2,183,762)	(326,210)	(2,769,058)
Net increase (decrease)	35,198	407,547	40,617	465,498	(66,840)	(485,721)	220,981	1,855,029
Total net increase (decrease)	3,635,931	39,694,082	(14,937,657)	(173,396,263)	1,288,770	10,969,185	2,745,213	22,730,422
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	229

Statement of Changes in Net Assets   (continued)
	CTIVP SM – DFA International Value Fund				CTIVP SM – Los Angeles Capital Large Cap Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,116,639	12,397,032	2,355,125	23,774,132	120,943	3,326,415	19,372,166	455,622,748
Distributions reinvested	4,774,270	50,761,275	3,563,076	36,522,546	—	—	—	—
Redemptions	(8,854,764)	(101,488,070)	(66,727,440)	(666,296,424)	(394,344)	(10,968,443)	(7,420,056)	(169,750,825)
Net increase (decrease)	(2,963,855)	(38,329,763)	(60,809,239)	(605,999,746)	(273,401)	(7,642,028)	11,952,110	285,871,923
Class 2
Subscriptions	276,817	3,182,520	641,644	6,645,559	46,306	1,261,221	108,758	2,579,602
Distributions reinvested	60,114	637,077	30,769	315,910	—	—	—	—
Redemptions	(75,920)	(865,415)	(190,450)	(1,986,228)	(20,159)	(548,868)	(86,747)	(2,082,200)
Net increase	261,011	2,954,182	481,963	4,975,241	26,147	712,353	22,011	497,402
Total net increase (decrease)	(2,702,844)	(35,375,581)	(60,327,276)	(601,024,505)	(247,254)	(6,929,675)	11,974,121	286,369,325
The accompanying Notes to Financial Statements are an integral part of this statement.
230	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	CTIVP SM – MFS® Value Fund				CTIVP SM – Morgan Stanley Advantage Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	705,412	17,242,638	3,212,862	74,409,065	459,793	13,324,890	18,535,563	413,600,591
Redemptions	(8,964,815)	(221,569,505)	(8,925,240)	(209,720,852)	(587,565)	(17,316,484)	(4,022,052)	(97,775,119)
Net increase (decrease)	(8,259,403)	(204,326,867)	(5,712,378)	(135,311,787)	(127,772)	(3,991,594)	14,513,511	315,825,472
Class 2
Subscriptions	171,226	4,158,145	479,095	10,852,152	58,818	1,716,655	65,296	1,537,060
Redemptions	(113,512)	(2,743,024)	(86,383)	(1,926,198)	(22,187)	(631,518)	(53,352)	(1,295,083)
Net increase	57,714	1,415,121	392,712	8,925,954	36,631	1,085,137	11,944	241,977
Total net increase (decrease)	(8,201,689)	(202,911,746)	(5,319,666)	(126,385,833)	(91,141)	(2,906,457)	14,525,455	316,067,449
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	231

Statement of Changes in Net Assets   (continued)
	CTIVP SM – Oppenheimer International Growth Fund				CTIVP SM – T. Rowe Price Large Cap Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,141,425	14,061,693	1,291,780	14,749,387	2,007,378	45,522,022	7,596,476	158,540,648
Distributions reinvested	6,617,419	74,783,459	13,961,077	157,095,218	—	—	—	—
Redemptions	(9,172,864)	(113,777,138)	(90,578,655)	(1,057,407,379)	(9,698,000)	(221,047,419)	(9,302,607)	(199,855,367)
Net decrease	(1,414,020)	(24,931,986)	(75,325,798)	(885,562,774)	(7,690,622)	(175,525,397)	(1,706,131)	(41,314,719)
Class 2
Subscriptions	308,885	3,815,205	748,984	8,795,834	132,763	2,979,798	268,878	5,502,425
Distributions reinvested	145,234	1,632,045	225,028	2,522,101	—	—	—	—
Redemptions	(120,378)	(1,486,551)	(271,920)	(3,189,829)	(23,730)	(526,976)	(53,840)	(1,120,955)
Net increase	333,741	3,960,699	702,092	8,128,106	109,033	2,452,822	215,038	4,381,470
Total net decrease	(1,080,279)	(20,971,287)	(74,623,706)	(877,434,668)	(7,581,589)	(173,072,575)	(1,491,093)	(36,933,249)
The accompanying Notes to Financial Statements are an integral part of this statement.
232	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	CTIVP SM – TCW Core Plus Bond Fund				CTIVP SM – Wells Fargo Short Duration Government Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	7,324,257	76,481,416	12,658,437	133,975,762	1,493,815	14,972,286	2,307,587	23,280,660
Distributions reinvested	6,404,355	65,516,550	5,817,513	61,083,884	1,152,374	11,431,546	977,792	9,826,813
Redemptions	(18,495,535)	(193,122,738)	(31,608,644)	(334,820,695)	(5,331,454)	(53,428,591)	(12,961,894)	(130,883,522)
Net decrease	(4,766,923)	(51,124,772)	(13,132,694)	(139,761,049)	(2,685,265)	(27,024,759)	(9,676,515)	(97,776,049)
Class 2
Subscriptions	92,495	963,774	185,120	1,949,228	229,610	2,291,191	1,013,128	10,178,808
Distributions reinvested	14,959	152,736	10,900	114,237	21,069	208,374	15,159	151,891
Redemptions	(54,951)	(570,163)	(107,122)	(1,128,730)	(373,680)	(3,727,080)	(1,009,978)	(10,146,395)
Net increase (decrease)	52,503	546,347	88,898	934,735	(123,001)	(1,227,515)	18,309	184,304
Total net decrease	(4,714,420)	(50,578,425)	(13,043,796)	(138,826,314)	(2,808,266)	(28,252,274)	(9,658,206)	(97,591,745)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	233

Statement of Changes in Net Assets   (continued)
	CTIVP SM – Westfield Mid Cap Growth Fund				Variable Portfolio – Columbia Wanger International Equities Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	63,388	1,523,619	666,457	14,309,211	—	—	—	—
Distributions reinvested	—	—	—	—	1,231,259	6,625,802	1,383,167	7,335,837
Redemptions	(147,405)	(3,679,326)	(232,820)	(4,948,705)	—	—	—	—
Net increase (decrease)	(84,017)	(2,155,707)	433,637	9,360,506	1,231,259	6,625,802	1,383,167	7,335,837
Class 2
Subscriptions	40,203	982,655	167,695	3,469,295	975,548	5,784,269	1,410,072	7,789,239
Distributions reinvested	—	—	—	—	620,297	3,320,776	589,467	3,114,310
Redemptions	(38,435)	(925,276)	(55,081)	(1,152,164)	(175,205)	(1,007,039)	(309,670)	(1,685,011)
Net increase	1,768	57,379	112,614	2,317,131	1,420,640	8,098,006	1,689,869	9,218,538
Total net increase (decrease)	(82,249)	(2,098,328)	546,251	11,677,637	2,651,899	14,723,808	3,073,036	16,554,375
The accompanying Notes to Financial Statements are an integral part of this statement.
234	Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Eaton Vance Floating-Rate Income Fund				Variable Portfolio – Partners Core Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	—	—	8,317,080	89,424,250	12,799,047	139,750,302
Distributions reinvested	695,181	5,144,340	485,595	3,685,671	11,354,120	117,628,688	7,397,008	80,035,621
Redemptions	—	—	—	—	(18,081,611)	(194,300,247)	(29,153,275)	(318,293,984)
Net increase (decrease)	695,181	5,144,340	485,595	3,685,671	1,589,589	12,752,691	(8,957,220)	(98,508,061)
Class 2
Subscriptions	356,503	2,711,253	1,429,056	10,901,383	77,454	827,658	196,231	2,140,162
Distributions reinvested	263,255	1,913,862	202,452	1,510,292	34,579	357,201	21,638	233,256
Redemptions	(1,043,150)	(7,957,883)	(576,491)	(4,370,525)	(110,300)	(1,179,211)	(180,439)	(1,957,339)
Net increase (decrease)	(423,392)	(3,332,768)	1,055,017	8,041,150	1,733	5,648	37,430	416,079
Total net increase (decrease)	271,789	1,811,572	1,540,612	11,726,821	1,591,322	12,758,339	(8,919,790)	(98,091,982)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	235

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Small Cap Growth Fund
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	40,876	951,523	804,644	15,283,189
Redemptions	(752,504)	(17,719,141)	(4,518,502)	(90,565,566)
Net decrease	(711,628)	(16,767,618)	(3,713,858)	(75,282,377)
Class 2
Subscriptions	57,031	1,323,095	77,118	1,501,963
Redemptions	(16,826)	(390,654)	(24,186)	(472,320)
Net increase	40,205	932,441	52,932	1,029,643
Total net decrease	(671,423)	(15,835,177)	(3,660,926)	(74,252,734)
The accompanying Notes to Financial Statements are an integral part of this statement.
236	Variable Portfolio Funds | Semiannual Report 2018

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Variable Portfolio Funds | Semiannual Report 2018	237

Financial Highlights
Columbia Variable Portfolio – U.S. Equities Fund
The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$23.02	0.06	1.41	1.47
Year Ended 12/31/2017	$20.81	0.11	2.10	2.21
Year Ended 12/31/2016	$17.69	0.07	3.05	3.12
Year Ended 12/31/2015	$18.88	0.08	(1.27)	(1.19)
Year Ended 12/31/2014	$18.29	(0.04)	0.63	0.59
Year Ended 12/31/2013	$13.53	(0.02)	4.78	4.76
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$22.58	0.03	1.39	1.42
Year Ended 12/31/2017	$20.46	0.06	2.06	2.12
Year Ended 12/31/2016	$17.44	0.03	2.99	3.02
Year Ended 12/31/2015	$18.67	(0.01)	(1.22)	(1.23)
Year Ended 12/31/2014	$18.12	(0.08)	0.63	0.55
Year Ended 12/31/2013	$13.45	(0.05)	4.72	4.67

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
238	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Variable Portfolio – U.S. Equities Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$24.49	6.38%	0.85% (c)	0.85% (c)	0.55% (c)	40%	$1,067,581
Year Ended 12/31/2017	$23.02	10.62%	0.89%	0.89%	0.53%	87%	$1,040,129
Year Ended 12/31/2016	$20.81	17.64%	0.91%	0.91%	0.40%	103%	$1,110,559
Year Ended 12/31/2015	$17.69	(6.30%)	0.92%	0.92%	0.43%	98%	$1,393,433
Year Ended 12/31/2014	$18.88	3.23%	1.03%	0.96%	(0.24%)	10%	$331,643
Year Ended 12/31/2013	$18.29	35.18%	1.00% (d)	0.96% (d)	(0.13%)	23%	$631,394
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$24.00	6.29%	1.10% (c)	1.10% (c)	0.30% (c)	40%	$17,897
Year Ended 12/31/2017	$22.58	10.36%	1.14%	1.14%	0.30%	87%	$16,964
Year Ended 12/31/2016	$20.46	17.32%	1.16%	1.16%	0.16%	103%	$14,888
Year Ended 12/31/2015	$17.44	(6.59%)	1.20%	1.20%	(0.08%)	98%	$13,465
Year Ended 12/31/2014	$18.67	3.04%	1.29%	1.21%	(0.47%)	10%	$14,801
Year Ended 12/31/2013	$18.12	34.72%	1.25% (d)	1.21% (d)	(0.33%)	23%	$11,839
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	239

Financial Highlights
CTIVPSM – American Century Diversified Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$11.15	0.19	(0.38)	(0.19)	(0.31)	(0.07)	(0.38)
Year Ended 12/31/2017	$10.95	0.30	0.23	0.53	(0.26)	(0.07)	(0.33)
Year Ended 12/31/2016	$10.76	0.27	0.13	0.40	(0.20)	(0.01)	(0.21)
Year Ended 12/31/2015	$11.05	0.23	(0.23)	0.00 (e)	(0.24)	(0.05)	(0.29)
Year Ended 12/31/2014	$10.60	0.23	0.41	0.64	(0.18)	(0.01)	(0.19)
Year Ended 12/31/2013	$11.30	0.17	(0.45)	(0.28)	(0.22)	(0.20)	(0.42)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$11.11	0.17	(0.38)	(0.21)	(0.28)	(0.07)	(0.35)
Year Ended 12/31/2017	$10.91	0.27	0.23	0.50	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2016	$10.72	0.24	0.13	0.37	(0.17)	(0.01)	(0.18)
Year Ended 12/31/2015	$11.01	0.20	(0.22)	(0.02)	(0.22)	(0.05)	(0.27)
Year Ended 12/31/2014	$10.56	0.20	0.41	0.61	(0.15)	(0.01)	(0.16)
Year Ended 12/31/2013	$11.26	0.14	(0.45)	(0.31)	(0.19)	(0.20)	(0.39)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
240	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – American Century Diversified Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.58	(1.70%)	0.48% (c),(d)	0.48% (c),(d)	3.38% (c)	67%	$3,715,691
Year Ended 12/31/2017	$11.15	4.89%	0.52%	0.52%	2.74%	142%	$3,933,591
Year Ended 12/31/2016	$10.95	3.66%	0.55%	0.55%	2.42%	170%	$4,086,952
Year Ended 12/31/2015	$10.76	0.05%	0.55%	0.55%	2.07%	223%	$4,256,477
Year Ended 12/31/2014	$11.05	6.06%	0.57%	0.56%	2.10%	214%	$3,199,340
Year Ended 12/31/2013	$10.60	(2.45%)	0.57%	0.57%	1.58%	186%	$3,180,618
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.55	(1.87%)	0.73% (c),(d)	0.73% (c),(d)	3.14% (c)	67%	$12,399
Year Ended 12/31/2017	$11.11	4.65%	0.77%	0.77%	2.50%	142%	$11,701
Year Ended 12/31/2016	$10.91	3.42%	0.80%	0.80%	2.18%	170%	$10,346
Year Ended 12/31/2015	$10.72	(0.20%)	0.80%	0.80%	1.83%	223%	$7,924
Year Ended 12/31/2014	$11.01	5.81%	0.82%	0.81%	1.85%	214%	$6,372
Year Ended 12/31/2013	$10.56	(2.71%)	0.82%	0.82%	1.33%	186%	$5,874
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	241

Financial Highlights
CTIVPSM – AQR International Core Equity Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$11.92	0.19	(0.71)	(0.52)	(0.20)	(0.03)	(0.23)
Year Ended 12/31/2017	$9.91	0.20	2.02	2.22	(0.21)	—	(0.21)
Year Ended 12/31/2016	$10.48	0.20	(0.54)	(0.34)	(0.23)	—	(0.23)
Year Ended 12/31/2015	$10.99	0.15	(0.16)	(0.01)	(0.16)	(0.34)	(0.50)
Year Ended 12/31/2014	$12.99	0.23	(0.99)	(0.76)	(0.22)	(1.02)	(1.24)
Year Ended 12/31/2013	$11.24	0.20	2.12	2.32	(0.27)	(0.30)	(0.57)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$11.84	0.17	(0.69)	(0.52)	(0.18)	(0.03)	(0.21)
Year Ended 12/31/2017	$9.86	0.17	2.00	2.17	(0.19)	—	(0.19)
Year Ended 12/31/2016	$10.43	0.18	(0.54)	(0.36)	(0.21)	—	(0.21)
Year Ended 12/31/2015	$10.94	0.13	(0.16)	(0.03)	(0.14)	(0.34)	(0.48)
Year Ended 12/31/2014	$12.95	0.19	(0.99)	(0.80)	(0.19)	(1.02)	(1.21)
Year Ended 12/31/2013	$11.21	0.14	2.15	2.29	(0.25)	(0.30)	(0.55)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
242	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – AQR International Core Equity Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$11.17	(4.37%)	0.86% (c)	0.86% (c)	3.18% (c)	109%	$2,483,023
Year Ended 12/31/2017	$11.92	22.56%	0.92%	0.92%	1.79%	68%	$2,606,365
Year Ended 12/31/2016	$9.91	(3.24%)	0.97%	0.96%	2.04%	50%	$2,317,135
Year Ended 12/31/2015	$10.48	(0.41%)	0.97%	0.97%	1.37%	52%	$2,317,553
Year Ended 12/31/2014	$10.99	(6.73%)	0.99%	0.99%	1.86%	55%	$1,523,162
Year Ended 12/31/2013	$12.99	21.51%	1.00%	1.00%	1.64%	78%	$1,427,986
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$11.11	(4.42%)	1.11% (c)	1.11% (c)	2.93% (c)	109%	$8,413
Year Ended 12/31/2017	$11.84	22.14%	1.17%	1.17%	1.50%	68%	$8,554
Year Ended 12/31/2016	$9.86	(3.44%)	1.22%	1.21%	1.85%	50%	$6,722
Year Ended 12/31/2015	$10.43	(0.60%)	1.22%	1.22%	1.13%	52%	$7,749
Year Ended 12/31/2014	$10.94	(7.02%)	1.24%	1.24%	1.60%	55%	$4,652
Year Ended 12/31/2013	$12.95	21.27%	1.25%	1.25%	1.16%	78%	$3,282
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	243

Financial Highlights
CTIVPSM – CenterSquare Real Estate Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$8.64	0.13	(0.07)	0.06	(0.16)	(0.07)	(0.23)
Year Ended 12/31/2017	$8.59	0.17	0.33	0.50	(0.19)	(0.26)	(0.45)
Year Ended 12/31/2016	$8.83	0.19	0.28 (d)	0.47	(0.17)	(0.54)	(0.71)
Year Ended 12/31/2015	$11.26	0.17	(0.31)	(0.14)	(0.76)	(1.53)	(2.29)
Year Ended 12/31/2014	$11.71	0.33	1.28	1.61	(0.27)	(1.79)	(2.06)
Year Ended 12/31/2013	$12.89	0.24	0.14	0.38	(1.03)	(0.53)	(1.56)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$8.59	0.11	(0.06)	0.05	(0.14)	(0.07)	(0.21)
Year Ended 12/31/2017	$8.54	0.15	0.32	0.47	(0.16)	(0.26)	(0.42)
Year Ended 12/31/2016	$8.78	0.16	0.29 (d)	0.45	(0.15)	(0.54)	(0.69)
Year Ended 12/31/2015	$11.20	0.15	(0.31)	(0.16)	(0.73)	(1.53)	(2.26)
Year Ended 12/31/2014	$11.66	0.30	1.27	1.57	(0.24)	(1.79)	(2.03)
Year Ended 12/31/2013	$12.84	0.22	0.13	0.35	(1.00)	(0.53)	(1.53)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
244	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – CenterSquare Real Estate Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$8.47	0.73%	0.78% (c)	0.78% (c)	3.10% (c)	29%	$429,147
Year Ended 12/31/2017	$8.64	6.01%	0.81%	0.81%	2.00%	72%	$426,287
Year Ended 12/31/2016	$8.59	5.02%	0.89%	0.88%	2.16%	83%	$402,023
Year Ended 12/31/2015	$8.83	(0.99%)	1.07%	1.01%	1.72%	27%	$188,580
Year Ended 12/31/2014	$11.26	14.14%	1.05%	0.90%	2.81%	25%	$214,639
Year Ended 12/31/2013	$11.71	3.28%	1.04% (e)	0.89% (e)	1.87%	25%	$310,093
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$8.43	0.60%	1.03% (c)	1.03% (c)	2.83% (c)	29%	$26,266
Year Ended 12/31/2017	$8.59	5.74%	1.06%	1.06%	1.76%	72%	$27,353
Year Ended 12/31/2016	$8.54	4.76%	1.17%	1.15%	1.82%	83%	$25,298
Year Ended 12/31/2015	$8.78	(1.21%)	1.32%	1.26%	1.53%	27%	$22,032
Year Ended 12/31/2014	$11.20	13.81%	1.30%	1.15%	2.60%	25%	$17,893
Year Ended 12/31/2013	$11.66	3.05%	1.29% (e)	1.14% (e)	1.77%	25%	$11,138
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	245

Financial Highlights
CTIVPSM – DFA International Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$11.47	0.22	(0.88)	(0.66)	(0.29)	(0.05)	(0.34)
Year Ended 12/31/2017	$9.34	0.26	2.09	2.35	(0.22)	—	(0.22)
Year Ended 12/31/2016	$8.91	0.25	0.46	0.71	(0.24)	(0.04)	(0.28)
Year Ended 12/31/2015	$10.03	0.22	(0.92)	(0.70)	(0.21)	(0.21)	(0.42)
Year Ended 12/31/2014	$11.55	0.28	(1.06)	(0.78)	(0.28)	(0.46)	(0.74)
Year Ended 12/31/2013	$9.87	0.24	1.70	1.94	(0.26)	—	(0.26)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$11.44	0.20	(0.87)	(0.67)	(0.27)	(0.05)	(0.32)
Year Ended 12/31/2017	$9.33	0.23	2.08	2.31	(0.20)	—	(0.20)
Year Ended 12/31/2016	$8.90	0.22	0.47	0.69	(0.22)	(0.04)	(0.26)
Year Ended 12/31/2015	$10.01	0.20	(0.92)	(0.72)	(0.18)	(0.21)	(0.39)
Year Ended 12/31/2014	$11.53	0.25	(1.06)	(0.81)	(0.25)	(0.46)	(0.71)
Year Ended 12/31/2013	$9.85	0.19	1.72	1.91	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
246	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – DFA International Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.47	(5.75%)	0.83% (c)	0.83% (c)	3.76% (c)	8%	$1,575,116
Year Ended 12/31/2017	$11.47	25.44%	0.86%	0.86%	2.48%	9%	$1,759,557
Year Ended 12/31/2016	$9.34	8.33%	0.91% (d)	0.91% (d)	2.89%	17%	$2,000,961
Year Ended 12/31/2015	$8.91	(7.40%)	0.98%	0.98%	2.25%	12%	$1,987,543
Year Ended 12/31/2014	$10.03	(7.46%)	0.99%	0.89%	2.50%	13%	$1,508,393
Year Ended 12/31/2013	$11.55	20.04%	1.00% (d)	0.89% (d)	2.27%	15%	$1,291,683
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.45	(5.87%)	1.08% (c)	1.08% (c)	3.59% (c)	8%	$21,607
Year Ended 12/31/2017	$11.44	25.02%	1.11%	1.11%	2.18%	9%	$20,666
Year Ended 12/31/2016	$9.33	8.08%	1.16% (d)	1.16% (d)	2.52%	17%	$12,345
Year Ended 12/31/2015	$8.90	(7.56%)	1.23%	1.23%	2.06%	12%	$10,494
Year Ended 12/31/2014	$10.01	(7.71%)	1.24%	1.14%	2.25%	13%	$6,751
Year Ended 12/31/2013	$11.53	19.80%	1.25% (d)	1.13% (d)	1.80%	15%	$5,321
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	247

Financial Highlights
CTIVPSM – Los Angeles Capital Large Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$26.55	0.05	1.78	1.83
Year Ended 12/31/2017	$20.25	0.11	6.19	6.30
Year Ended 12/31/2016	$20.75	0.02	(0.52)	(0.50)
Year Ended 12/31/2015	$19.54	(0.00) (d)	1.21	1.21
Year Ended 12/31/2014	$17.70	(0.00) (d)	1.84	1.84
Year Ended 12/31/2013	$12.96	0.01	4.73	4.74
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$26.04	0.01	1.74	1.75
Year Ended 12/31/2017	$19.91	0.04	6.09	6.13
Year Ended 12/31/2016	$20.44	(0.03)	(0.50)	(0.53)
Year Ended 12/31/2015	$19.31	(0.05)	1.18	1.13
Year Ended 12/31/2014	$17.53	(0.05)	1.83	1.78
Year Ended 12/31/2013	$12.87	(0.03)	4.69	4.66

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
248	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – Los Angeles Capital Large Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$28.38	6.89%	0.69% (c)	0.69% (c)	0.34% (c)	50%	$1,694,807
Year Ended 12/31/2017	$26.55	31.11%	0.73%	0.73%	0.44%	145%	$1,593,067
Year Ended 12/31/2016	$20.25	(2.41%)	0.77%	0.77%	0.10%	91%	$972,895
Year Ended 12/31/2015	$20.75	6.19%	0.76%	0.76%	(0.01%)	64%	$1,453,564
Year Ended 12/31/2014	$19.54	10.40%	0.76%	0.76%	(0.02%)	71%	$1,522,909
Year Ended 12/31/2013	$17.70	36.57%	0.76%	0.76%	0.07%	69%	$1,326,310
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$27.79	6.72%	0.94% (c)	0.94% (c)	0.09% (c)	50%	$11,218
Year Ended 12/31/2017	$26.04	30.79%	0.98%	0.98%	0.17%	145%	$9,829
Year Ended 12/31/2016	$19.91	(2.59%)	1.02%	1.02%	(0.15%)	91%	$7,076
Year Ended 12/31/2015	$20.44	5.85%	1.01%	1.01%	(0.26%)	64%	$6,258
Year Ended 12/31/2014	$19.31	10.15%	1.01%	1.01%	(0.27%)	71%	$4,383
Year Ended 12/31/2013	$17.53	36.21%	1.01%	1.01%	(0.19%)	69%	$2,663
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	249

Financial Highlights
CTIVPSM – MFS® Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$24.96	0.21	(1.13)	(0.92)
Year Ended 12/31/2017	$21.22	0.42	3.32	3.74
Year Ended 12/31/2016	$18.61	0.37	2.24	2.61
Year Ended 12/31/2015	$18.75	0.59 (d)	(0.73)	(0.14)
Year Ended 12/31/2014	$16.99	0.31	1.45	1.76
Year Ended 12/31/2013	$12.51	0.25	4.23	4.48
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$24.50	0.18	(1.11)	(0.93)
Year Ended 12/31/2017	$20.88	0.35	3.27	3.62
Year Ended 12/31/2016	$18.36	0.33	2.19	2.52
Year Ended 12/31/2015	$18.54	0.59 (e)	(0.77)	(0.18)
Year Ended 12/31/2014	$16.84	0.26	1.44	1.70
Year Ended 12/31/2013	$12.43	0.22	4.19	4.41

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
250	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – MFS® Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$24.04	(3.69%)	0.68% (c)	0.68% (c)	1.69% (c)	4%	$1,924,512
Year Ended 12/31/2017	$24.96	17.62%	0.71%	0.71%	1.84%	13%	$2,203,985
Year Ended 12/31/2016	$21.22	14.03%	0.74%	0.74%	1.89%	23%	$1,995,300
Year Ended 12/31/2015	$18.61	(0.75%)	0.73%	0.73%	3.14%	16%	$1,925,986
Year Ended 12/31/2014	$18.75	10.36%	0.73%	0.73%	1.75%	13%	$2,364,990
Year Ended 12/31/2013	$16.99	35.81%	0.74%	0.74%	1.71%	18%	$2,327,134
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$23.57	(3.80%)	0.93% (c)	0.93% (c)	1.45% (c)	4%	$48,898
Year Ended 12/31/2017	$24.50	17.34%	0.96%	0.96%	1.57%	13%	$49,410
Year Ended 12/31/2016	$20.88	13.73%	1.00%	1.00%	1.71%	23%	$33,917
Year Ended 12/31/2015	$18.36	(0.97%)	0.99%	0.99%	3.15%	16%	$19,747
Year Ended 12/31/2014	$18.54	10.09%	0.98%	0.98%	1.48%	13%	$13,953
Year Ended 12/31/2013	$16.84	35.48%	0.99%	0.99%	1.45%	18%	$7,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	251

Financial Highlights
CTIVPSM – Morgan Stanley Advantage Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$27.18	0.02	3.46	3.48
Year Ended 12/31/2017	$20.50	(0.01)	6.69	6.68
Year Ended 12/31/2016	$19.85	0.08	0.57	0.65
Year Ended 12/31/2015	$18.60	0.71 (d)	0.54	1.25
Year Ended 12/31/2014	$17.33	0.05	1.22	1.27
Year Ended 12/31/2013	$13.20	0.05	4.08	4.13
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$26.67	(0.02)	3.39	3.37
Year Ended 12/31/2017	$20.17	(0.06)	6.56	6.50
Year Ended 12/31/2016	$19.57	0.03	0.57	0.60
Year Ended 12/31/2015	$18.39	0.59 (e)	0.59	1.18
Year Ended 12/31/2014	$17.18	0.00 (f)	1.21	1.21
Year Ended 12/31/2013	$13.12	0.01	4.05	4.06

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.64 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.57 per share.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
252	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – Morgan Stanley Advantage Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$30.66	12.80%	0.68% (c)	0.68% (c)	0.11% (c)	36%	$2,031,511
Year Ended 12/31/2017	$27.18	32.58%	0.72%	0.72%	(0.03%)	68%	$1,804,566
Year Ended 12/31/2016	$20.50	3.27%	0.78%	0.78%	0.42%	130%	$1,063,778
Year Ended 12/31/2015	$19.85	6.72%	0.76%	0.76%	3.63%	27%	$1,209,405
Year Ended 12/31/2014	$18.60	7.33%	0.76%	0.76%	0.27%	18%	$1,374,918
Year Ended 12/31/2013	$17.33	31.29%	0.76%	0.76%	0.33%	116%	$1,604,396
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$30.04	12.63%	0.93% (c)	0.93% (c)	(0.14%) (c)	36%	$11,542
Year Ended 12/31/2017	$26.67	32.23%	0.97%	0.97%	(0.28%)	68%	$9,269
Year Ended 12/31/2016	$20.17	3.07%	1.03%	1.03%	0.16%	130%	$6,769
Year Ended 12/31/2015	$19.57	6.42%	1.01%	1.01%	3.08%	27%	$7,758
Year Ended 12/31/2014	$18.39	7.04%	1.01%	1.01%	0.03%	18%	$5,944
Year Ended 12/31/2013	$17.18	30.95%	1.01%	1.01%	0.08%	116%	$4,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	253

Financial Highlights
CTIVPSM – Oppenheimer International Growth Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$12.29	0.11	(0.49)	(0.38)	(0.11)	(0.47)	(0.58)
Year Ended 12/31/2017	$10.70	0.11	2.65	2.76	(0.09)	(1.08)	(1.17)
Year Ended 12/31/2016	$11.36	0.15	(0.54)	(0.39)	(0.15)	(0.12)	(0.27)
Year Ended 12/31/2015	$12.46	0.17	(0.41)	(0.24)	(0.17)	(0.69)	(0.86)
Year Ended 12/31/2014	$13.63	0.20	(0.11)	0.09	(0.24)	(1.02)	(1.26)
Year Ended 12/31/2013	$11.79	0.17	2.03	2.20	(0.21)	(0.15)	(0.36)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$12.24	0.09	(0.49)	(0.40)	(0.09)	(0.47)	(0.56)
Year Ended 12/31/2017	$10.66	0.08	2.64	2.72	(0.06)	(1.08)	(1.14)
Year Ended 12/31/2016	$11.32	0.12	(0.53)	(0.41)	(0.13)	(0.12)	(0.25)
Year Ended 12/31/2015	$12.42	0.13	(0.40)	(0.27)	(0.14)	(0.69)	(0.83)
Year Ended 12/31/2014	$13.60	0.16	(0.11)	0.05	(0.21)	(1.02)	(1.23)
Year Ended 12/31/2013	$11.76	0.12	2.05	2.17	(0.18)	(0.15)	(0.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
254	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – Oppenheimer International Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$11.33	(3.10%)	0.93% (c)	0.92% (c)	1.72% (c)	10%	$1,534,340
Year Ended 12/31/2017	$12.29	26.87%	0.95%	0.95%	0.93%	22%	$1,682,196
Year Ended 12/31/2016	$10.70	(3.47%)	0.96%	0.96%	1.37%	94%	$2,270,612
Year Ended 12/31/2015	$11.36	(2.27%)	0.97%	0.97%	1.38%	19%	$2,299,811
Year Ended 12/31/2014	$12.46	0.19%	0.98%	0.98%	1.53%	23%	$2,116,606
Year Ended 12/31/2013	$13.63	19.13%	0.98%	0.98%	1.39%	30%	$1,926,293
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$11.28	(3.23%)	1.18% (c)	1.17% (c)	1.53% (c)	10%	$34,499
Year Ended 12/31/2017	$12.24	26.56%	1.20%	1.20%	0.67%	22%	$33,356
Year Ended 12/31/2016	$10.66	(3.66%)	1.21%	1.21%	1.11%	94%	$21,570
Year Ended 12/31/2015	$11.32	(2.54%)	1.22%	1.22%	1.09%	19%	$20,973
Year Ended 12/31/2014	$12.42	(0.08%)	1.23%	1.23%	1.23%	23%	$12,163
Year Ended 12/31/2013	$13.60	18.89%	1.24%	1.24%	0.95%	30%	$6,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	255

Financial Highlights
CTIVPSM – T. Rowe Price Large Cap Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$22.81	0.21	(0.42)	(0.21)
Year Ended 12/31/2017	$19.62	0.37	2.82	3.19
Year Ended 12/31/2016	$17.16	0.41	2.05	2.46
Year Ended 12/31/2015	$18.69	0.42	(1.95)	(1.53)
Year Ended 12/31/2014	$17.03	0.38	1.28	1.66
Year Ended 12/31/2013	$13.29	0.39	3.35	3.74
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$22.38	0.18	(0.41)	(0.23)
Year Ended 12/31/2017	$19.30	0.31	2.77	3.08
Year Ended 12/31/2016	$16.92	0.36	2.02	2.38
Year Ended 12/31/2015	$18.48	0.37	(1.93)	(1.56)
Year Ended 12/31/2014	$16.87	0.33	1.28	1.61
Year Ended 12/31/2013	$13.21	0.35	3.31	3.66

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
256	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – T. Rowe Price Large Cap Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$22.60	(0.92%)	0.67% (c)	0.67% (c)	1.82% (c)	11%	$2,285,400
Year Ended 12/31/2017	$22.81	16.26%	0.70%	0.70%	1.75%	32%	$2,481,560
Year Ended 12/31/2016	$19.62	14.34%	0.75%	0.75%	2.30%	108%	$2,168,289
Year Ended 12/31/2015	$17.16	(8.19%)	0.75%	0.75%	2.32%	59%	$1,894,441
Year Ended 12/31/2014	$18.69	9.75%	0.74%	0.74%	2.10%	32%	$2,105,199
Year Ended 12/31/2013	$17.03	28.14%	0.75%	0.75%	2.58%	29%	$2,058,095
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$22.15	(1.03%)	0.92% (c)	0.92% (c)	1.59% (c)	11%	$19,291
Year Ended 12/31/2017	$22.38	15.96%	0.94%	0.94%	1.52%	32%	$17,050
Year Ended 12/31/2016	$19.30	14.07%	1.00%	1.00%	2.05%	108%	$10,555
Year Ended 12/31/2015	$16.92	(8.44%)	1.00%	1.00%	2.06%	59%	$8,459
Year Ended 12/31/2014	$18.48	9.54%	0.99%	0.99%	1.85%	32%	$9,505
Year Ended 12/31/2013	$16.87	27.71%	1.00%	1.00%	2.29%	29%	$6,908
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	257

Financial Highlights
CTIVPSM – TCW Core Plus Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.62	0.13	(0.28)	(0.15)	(0.22)	(0.02)	(0.24)
Year Ended 12/31/2017	$10.48	0.21	0.14	0.35	(0.17)	(0.04)	(0.21)
Year Ended 12/31/2016	$10.40	0.17	0.08	0.25	(0.13)	(0.04)	(0.17)
Year Ended 12/31/2015	$10.47	0.14	(0.12)	0.02	(0.09)	(0.00) (d)	(0.09)
Year Ended 12/31/2014	$10.02	0.16	0.36	0.52	(0.07)	—	(0.07)
Year Ended 12/31/2013	$10.48	0.09	(0.32)	(0.23)	(0.08)	(0.15)	(0.23)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.58	0.11	(0.26)	(0.15)	(0.20)	(0.02)	(0.22)
Year Ended 12/31/2017	$10.44	0.18	0.15	0.33	(0.15)	(0.04)	(0.19)
Year Ended 12/31/2016	$10.36	0.15	0.08	0.23	(0.11)	(0.04)	(0.15)
Year Ended 12/31/2015	$10.43	0.12	(0.13)	(0.01)	(0.06)	(0.00) (d)	(0.06)
Year Ended 12/31/2014	$9.99	0.14	0.34	0.48	(0.04)	—	(0.04)
Year Ended 12/31/2013	$10.44	0.06	(0.31)	(0.25)	(0.05)	(0.15)	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
258	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – TCW Core Plus Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.23	(1.39%)	0.49% (c)	0.49% (c)	2.45% (c)	104%	$2,823,910
Year Ended 12/31/2017	$10.62	3.40%	0.52%	0.52%	1.97%	281%	$2,979,922
Year Ended 12/31/2016	$10.48	2.41%	0.56%	0.55%	1.61%	276%	$3,079,179
Year Ended 12/31/2015	$10.40	0.19%	0.58%	0.56%	1.35%	351%	$3,154,641
Year Ended 12/31/2014	$10.47	5.15%	0.60%	0.58%	1.57%	448%	$2,130,226
Year Ended 12/31/2013	$10.02	(2.19%)	0.61%	0.61%	0.85%	1,233%	$1,247,945
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.21	(1.45%)	0.74% (c)	0.74% (c)	2.21% (c)	104%	$7,361
Year Ended 12/31/2017	$10.58	3.15%	0.77%	0.77%	1.73%	281%	$7,071
Year Ended 12/31/2016	$10.44	2.17%	0.81%	0.80%	1.38%	276%	$6,052
Year Ended 12/31/2015	$10.36	(0.06%)	0.83%	0.81%	1.10%	351%	$4,137
Year Ended 12/31/2014	$10.43	4.81%	0.85%	0.83%	1.33%	448%	$3,147
Year Ended 12/31/2013	$9.99	(2.36%)	0.86%	0.86%	0.60%	1,233%	$3,260
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	259

Financial Highlights
CTIVPSM – Wells Fargo Short Duration Government Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.06	0.08	(0.09)	(0.01)	(0.13)	—	(0.13)
Year Ended 12/31/2017	$10.08	0.12	(0.04)	0.08	(0.10)	(0.00) (d)	(0.10)
Year Ended 12/31/2016	$10.11	0.09	0.02	0.11	(0.10)	(0.04)	(0.14)
Year Ended 12/31/2015	$10.18	0.07	(0.04)	0.03	(0.10)	—	(0.10)
Year Ended 12/31/2014	$10.14	0.05	0.04	0.09	(0.05)	—	(0.05)
Year Ended 12/31/2013	$10.33	0.05	(0.06)	(0.01)	(0.10)	(0.08)	(0.18)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.01	0.07	(0.09)	(0.02)	(0.10)	—	(0.10)
Year Ended 12/31/2017	$10.04	0.09	(0.05)	0.04	(0.07)	(0.00) (d)	(0.07)
Year Ended 12/31/2016	$10.07	0.06	0.02	0.08	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$10.14	0.04	(0.03)	0.01	(0.08)	—	(0.08)
Year Ended 12/31/2014	$10.09	0.03	0.04	0.07	(0.02)	—	(0.02)
Year Ended 12/31/2013	$10.29	0.02	(0.07)	(0.05)	(0.07)	(0.08)	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
260	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – Wells Fargo Short Duration Government Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.92	(0.15%)	0.44% (c)	0.44% (c)	1.63% (c)	103%	$916,531
Year Ended 12/31/2017	$10.06	0.80%	0.47%	0.47%	1.15%	290%	$956,370
Year Ended 12/31/2016	$10.08	1.03%	0.56%	0.55%	0.86%	343%	$1,056,643
Year Ended 12/31/2015	$10.11	0.32%	0.60%	0.60%	0.64%	375%	$1,197,705
Year Ended 12/31/2014	$10.18	0.86%	0.59%	0.59%	0.54%	445%	$2,321,423
Year Ended 12/31/2013	$10.14	(0.14%)	0.59%	0.59%	0.47%	282%	$2,455,893
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$9.89	(0.20%)	0.69% (c)	0.69% (c)	1.37% (c)	103%	$20,707
Year Ended 12/31/2017	$10.01	0.45%	0.72%	0.72%	0.91%	290%	$22,203
Year Ended 12/31/2016	$10.04	0.78%	0.80%	0.80%	0.63%	343%	$22,083
Year Ended 12/31/2015	$10.07	0.07%	0.86%	0.85%	0.40%	375%	$13,574
Year Ended 12/31/2014	$10.14	0.71%	0.84%	0.84%	0.31%	445%	$6,479
Year Ended 12/31/2013	$10.09	(0.49%)	0.84%	0.84%	0.23%	282%	$2,460
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	261

Financial Highlights
CTIVPSM – Westfield Mid Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$23.43	0.03	1.92	1.95
Year Ended 12/31/2017	$19.06	0.01	4.36	4.37
Year Ended 12/31/2016	$18.38	(0.02)	0.70	0.68
Year Ended 12/31/2015	$18.90	(0.04)	(0.48) (d)	(0.52)
Year Ended 12/31/2014	$17.28	(0.02)	1.64	1.62
Year Ended 12/31/2013	$13.50	(0.01)	3.79	3.78
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$22.96	0.00 (f)	1.88	1.88
Year Ended 12/31/2017	$18.72	(0.04)	4.28	4.24
Year Ended 12/31/2016	$18.10	(0.07)	0.69	0.62
Year Ended 12/31/2015	$18.66	(0.08)	(0.48) (d)	(0.56)
Year Ended 12/31/2014	$17.11	(0.03)	1.58	1.55
Year Ended 12/31/2013	$13.40	(0.05)	3.76	3.71

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
262	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – Westfield Mid Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$25.38	8.32%	0.85% (c)	0.85% (c)	0.26% (c)	31%	$556,191
Year Ended 12/31/2017	$23.43	22.93%	0.87%	0.87%	0.04%	121%	$515,408
Year Ended 12/31/2016	$19.06	3.70%	0.90%	0.88%	(0.11%)	36%	$411,066
Year Ended 12/31/2015	$18.38	(2.75%)	0.89%	0.88%	(0.20%)	34%	$217,012
Year Ended 12/31/2014	$18.90	9.37%	0.88%	0.86%	(0.13%)	42%	$681,556
Year Ended 12/31/2013	$17.28	28.00%	0.87% (e)	0.83% (e)	(0.09%)	37%	$965,195
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$24.84	8.19%	1.10% (c)	1.10% (c)	0.01% (c)	31%	$20,928
Year Ended 12/31/2017	$22.96	22.65%	1.12%	1.12%	(0.21%)	121%	$19,303
Year Ended 12/31/2016	$18.72	3.43%	1.15%	1.13%	(0.38%)	36%	$13,635
Year Ended 12/31/2015	$18.10	(3.00%)	1.15%	1.13%	(0.42%)	34%	$12,750
Year Ended 12/31/2014	$18.66	9.06%	1.13%	1.12%	(0.19%)	42%	$7,891
Year Ended 12/31/2013	$17.11	27.69%	1.13% (e)	1.08% (e)	(0.33%)	37%	$5,297
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	263

Financial Highlights
Variable Portfolio – Columbia Wanger International Equities Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$5.86	0.05	(0.13)	(0.08)	(0.13)	(0.33)	(0.46)
Year Ended 12/31/2017	$4.91	0.05	1.47	1.52	(0.05)	(0.52)	(0.57)
Year Ended 12/31/2016	$11.06	0.07	0.15	0.22	(0.15)	(6.22)	(6.37)
Year Ended 12/31/2015	$12.41	0.14	(0.25) (d)	(0.11)	(0.20)	(1.04)	(1.24)
Year Ended 12/31/2014	$14.10	0.15	(0.60)	(0.45)	(0.32)	(0.92)	(1.24)
Year Ended 12/31/2013	$12.06	0.16	2.45	2.61	(0.35)	(0.22)	(0.57)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$5.83	0.04	(0.12)	(0.08)	(0.11)	(0.33)	(0.44)
Year Ended 12/31/2017	$4.90	0.03	1.47	1.50	(0.05)	(0.52)	(0.57)
Year Ended 12/31/2016	$11.05	0.05	0.15	0.20	(0.13)	(6.22)	(6.35)
Year Ended 12/31/2015	$12.40	0.09	(0.23) (d)	(0.14)	(0.17)	(1.04)	(1.21)
Year Ended 12/31/2014	$14.09	0.12	(0.59)	(0.47)	(0.30)	(0.92)	(1.22)
Year Ended 12/31/2013	$12.06	0.12	2.45	2.57	(0.32)	(0.22)	(0.54)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
264	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Columbia Wanger International Equities Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$5.32	(1.27%)	1.21% (c)	1.13% (c)	1.52% (c)	27%	$81,405
Year Ended 12/31/2017	$5.86	32.36%	1.29%	1.15%	0.84%	65%	$82,442
Year Ended 12/31/2016	$4.91	(0.57%)	1.24%	1.11%	0.81%	92%	$62,245
Year Ended 12/31/2015	$11.06	(1.39%)	1.14%	1.11%	1.15%	59%	$259,889
Year Ended 12/31/2014	$12.41	(3.86%)	1.09%	1.00%	1.11%	32%	$678,682
Year Ended 12/31/2013	$14.10	22.32%	1.12%	1.00%	1.23%	48%	$699,692
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$5.31	(1.29%)	1.46% (c)	1.38% (c)	1.31% (c)	27%	$43,039
Year Ended 12/31/2017	$5.83	31.93%	1.54%	1.40%	0.59%	65%	$39,010
Year Ended 12/31/2016	$4.90	(0.78%)	1.54%	1.36%	0.72%	92%	$24,465
Year Ended 12/31/2015	$11.05	(1.64%)	1.42%	1.36%	0.76%	59%	$22,960
Year Ended 12/31/2014	$12.40	(4.05%)	1.34%	1.25%	0.86%	32%	$19,279
Year Ended 12/31/2013	$14.09	22.02%	1.37%	1.25%	0.96%	48%	$14,444
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	265

Financial Highlights
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$7.70	0.10	(0.01)	0.09	(0.39)	—	(0.39)
Year Ended 12/31/2017	$7.74	0.29	(0.04)	0.25	(0.29)	—	(0.29)
Year Ended 12/31/2016	$7.75	0.33	0.45	0.78	(0.79)	—	(0.79)
Year Ended 12/31/2015	$9.52	0.36	(0.43)	(0.07)	(1.70)	—	(1.70)
Year Ended 12/31/2014	$9.97	0.35	(0.27)	0.08	(0.44)	(0.09)	(0.53)
Year Ended 12/31/2013	$10.09	0.40	0.00 (d)	0.40	(0.44)	(0.08)	(0.52)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$7.56	0.09	(0.01)	0.08	(0.37)	—	(0.37)
Year Ended 12/31/2017	$7.61	0.26	(0.04)	0.22	(0.27)	—	(0.27)
Year Ended 12/31/2016	$7.63	0.30	0.44	0.74	(0.76)	—	(0.76)
Year Ended 12/31/2015	$9.39	0.32	(0.41)	(0.09)	(1.67)	—	(1.67)
Year Ended 12/31/2014	$9.84	0.32	(0.26)	0.06	(0.42)	(0.09)	(0.51)
Year Ended 12/31/2013	$9.96	0.37	0.01	0.38	(0.42)	(0.08)	(0.50)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
266	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$7.40	1.20%	0.80% (c)	0.52% (c)	2.68% (c)	33%	$102,255
Year Ended 12/31/2017	$7.70	3.31%	0.83%	0.74%	3.71%	92%	$101,015
Year Ended 12/31/2016	$7.74	10.56%	0.86%	0.75%	4.26%	66%	$97,843
Year Ended 12/31/2015	$7.75	(1.41%)	0.81%	0.75%	3.82%	36%	$88,476
Year Ended 12/31/2014	$9.52	0.81%	0.79%	0.72%	3.58%	42%	$521,302
Year Ended 12/31/2013	$9.97	4.13%	0.79%	0.72%	4.01%	95%	$721,646
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$7.27	1.09%	1.05% (c)	0.78% (c)	2.46% (c)	33%	$39,329
Year Ended 12/31/2017	$7.56	2.97%	1.08%	0.99%	3.47%	92%	$44,097
Year Ended 12/31/2016	$7.61	10.29%	1.11%	1.00%	4.01%	66%	$36,351
Year Ended 12/31/2015	$7.63	(1.58%)	1.08%	1.00%	3.71%	36%	$30,923
Year Ended 12/31/2014	$9.39	0.56%	1.04%	0.97%	3.34%	42%	$31,628
Year Ended 12/31/2013	$9.84	3.92%	1.04%	0.97%	3.73%	95%	$28,919
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	267

Financial Highlights
Variable Portfolio – Partners Core Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.94	0.14	(0.32)	(0.18)	(0.27)	(0.13)	(0.40)
Year Ended 12/31/2017	$10.82	0.26	0.12	0.38	(0.25)	(0.01)	(0.26)
Year Ended 12/31/2016	$10.80	0.25	0.02	0.27	(0.23)	(0.02)	(0.25)
Year Ended 12/31/2015	$10.94	0.24	(0.14)	0.10	(0.21)	(0.03)	(0.24)
Year Ended 12/31/2014	$10.61	0.24	0.32	0.56	(0.22)	(0.01)	(0.23)
Year Ended 12/31/2013	$11.11	0.22	(0.47)	(0.25)	(0.23)	(0.02)	(0.25)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.89	0.13	(0.31)	(0.18)	(0.25)	(0.13)	(0.38)
Year Ended 12/31/2017	$10.77	0.23	0.13	0.36	(0.23)	(0.01)	(0.24)
Year Ended 12/31/2016	$10.75	0.22	0.03	0.25	(0.21)	(0.02)	(0.23)
Year Ended 12/31/2015	$10.90	0.21	(0.15)	0.06	(0.18)	(0.03)	(0.21)
Year Ended 12/31/2014	$10.57	0.21	0.33	0.54	(0.20)	(0.01)	(0.21)
Year Ended 12/31/2013	$11.07	0.19	(0.47)	(0.28)	(0.20)	(0.02)	(0.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
268	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Partners Core Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.36	(1.61%)	0.49% (c)	0.49% (c)	2.65% (c)	148%	$3,127,346
Year Ended 12/31/2017	$10.94	3.58%	0.52%	0.52%	2.39%	240%	$3,284,310
Year Ended 12/31/2016	$10.82	2.48%	0.56%	0.56%	2.27%	17%	$3,343,966
Year Ended 12/31/2015	$10.80	0.88%	0.57%	0.56%	2.18%	20%	$3,363,421
Year Ended 12/31/2014	$10.94	5.35%	0.57%	0.56%	2.23%	11%	$2,940,311
Year Ended 12/31/2013	$10.61	(2.23%)	0.57%	0.57%	2.03%	16%	$3,112,418
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.33	(1.68%)	0.74% (c)	0.74% (c)	2.40% (c)	148%	$10,136
Year Ended 12/31/2017	$10.89	3.34%	0.77%	0.77%	2.15%	240%	$10,669
Year Ended 12/31/2016	$10.77	2.23%	0.82%	0.81%	2.03%	17%	$10,146
Year Ended 12/31/2015	$10.75	0.54%	0.82%	0.81%	1.94%	20%	$6,999
Year Ended 12/31/2014	$10.90	5.11%	0.82%	0.81%	1.98%	11%	$5,070
Year Ended 12/31/2013	$10.57	(2.49%)	0.82%	0.82%	1.77%	16%	$4,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	269

Financial Highlights
Variable Portfolio – Partners Small Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$21.95	(0.05)	2.84	2.79
Year Ended 12/31/2017	$18.48	(0.08)	3.55	3.47
Year Ended 12/31/2016	$17.33	(0.04)	1.19	1.15
Year Ended 12/31/2015	$18.25	(0.04)	(0.88)	(0.92)
Year Ended 12/31/2014	$18.30	(0.08)	0.03	(0.05)
Year Ended 12/31/2013	$13.05	(0.03)	5.28	5.25
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$21.53	(0.08)	2.79	2.71
Year Ended 12/31/2017	$18.17	(0.13)	3.49	3.36
Year Ended 12/31/2016	$17.08	(0.08)	1.17	1.09
Year Ended 12/31/2015	$18.04	(0.08)	(0.88)	(0.96)
Year Ended 12/31/2014	$18.13	(0.12)	0.03	(0.09)
Year Ended 12/31/2013	$12.96	(0.08)	5.25	5.17

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
270	Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Partners Small Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$24.74	12.71%	0.87% (c)	0.87% (c)	(0.44%) (c)	41%	$709,216
Year Ended 12/31/2017	$21.95	18.78%	0.91%	0.91%	(0.42%)	114%	$644,746
Year Ended 12/31/2016	$18.48	6.64%	0.98%	0.94%	(0.25%)	90%	$611,339
Year Ended 12/31/2015	$17.33	(5.04%)	1.02%	0.96%	(0.20%)	63%	$609,772
Year Ended 12/31/2014	$18.25	(0.27%)	1.02%	0.96%	(0.46%)	43%	$536,791
Year Ended 12/31/2013	$18.30	40.23%	1.03%	0.96%	(0.19%)	53%	$622,614
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$24.24	12.59%	1.12% (c)	1.12% (c)	(0.69%) (c)	41%	$8,970
Year Ended 12/31/2017	$21.53	18.49%	1.16%	1.16%	(0.67%)	114%	$7,101
Year Ended 12/31/2016	$18.17	6.38%	1.23%	1.19%	(0.50%)	90%	$5,031
Year Ended 12/31/2015	$17.08	(5.32%)	1.27%	1.21%	(0.46%)	63%	$4,734
Year Ended 12/31/2014	$18.04	(0.50%)	1.27%	1.21%	(0.70%)	43%	$3,355
Year Ended 12/31/2013	$18.13	39.89%	1.28%	1.21%	(0.48%)	53%	$2,841
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2018	271

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio – U.S. Equities Fund; CTIVPSM – American Century Diversified Bond Fund; CTIVPSM – AQR International Core Equity Fund; CTIVPSM – CenterSquare Real Estate Fund; CTIVPSM – DFA International Value Fund; CTIVPSM – Los Angeles Capital Large Cap Growth Fund; CTIVPSM – MFS® Value Fund; CTIVPSM – Morgan Stanley Advantage Fund; CTIVPSM – Oppenheimer International Growth Fund; CTIVPSM – T. Rowe Price Large Cap Value Fund; CTIVPSM – TCW Core Plus Bond Fund; CTIVPSM – Wells Fargo Short Duration Government Fund; CTIVPSM – Westfield Mid Cap Growth Fund; Variable Portfolio – Columbia Wanger International Equities Fund; Variable Portfolio – Eaton Vance Floating-Rate Income Fund; Variable Portfolio – Partners Core Bond Fund; and Variable Portfolio – Partners Small Cap Growth Fund.
Effective May 1, 2018, the following Funds were renamed:
Current Fund names	Prior Fund names
CTIVP SM — American Century Diversified Bond Fund	Variable Portfolio — American Century Diversified Bond Fund
CTIVP SM — CenterSquare Real Estate Fund	Variable Portfolio — CenterSquare Real Estate Fund
CTIVP SM — DFA International Value Fund	Variable Portfolio — DFA International Value Fund
CTIVP SM — Los Angeles Capital Large Cap Growth Fund	Variable Portfolio — Los Angeles Capital Large Cap Growth Fund
CTIVP SM — MFS® Value Fund	Variable Portfolio — MFS® Value Fund
CTIVP SM — Morgan Stanley Advantage Fund	Variable Portfolio — Morgan Stanley Advantage Fund
CTIVP SM — Oppenheimer International Growth Fund	Variable Portfolio — Oppenheimer International Growth Fund
CTIVP SM — Pyramis® International Equity Fund	Variable Portfolio — Pyramis® International Equity Fund
CTIVP SM — T. Rowe Price Large Cap Value Fund	Variable Portfolio — T. Rowe Price Large Cap Value Fund
CTIVP SM — TCW Core Plus Bond Fund	Variable Portfolio — TCW Core Plus Bond Fund
CTIVP SM — Wells Fargo Short Duration Government Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
CTIVP SM — Westfield Mid Cap Growth Fund	Variable Portfolio — Westfield Mid Cap Growth Fund
Effective May 21, 2018, CTIVPSM – Pyramis® International Equity Fund was renamed CTIVPSM – AQR International Core Equity Fund.
Each Fund currently operates as a diversified fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
272	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Variable Portfolio Funds | Semiannual Report 2018	273

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
274	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:
Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	CTIVP SM — American Century Diversified Bond Fund and CTIVPSM — TCW Core Plus Bond Fund
To shift foreign currency exposure back to U.S. dollars	CTIVP SM — American Century Diversified Bond Fund and CTIVPSM — TCW Core Plus Bond Fund
To shift investment exposure from one currency to another	CTIVP SM — American Century Diversified Bond Fund
To generate total return through long and short currency positions versus the U.S. dollar	CTIVP SM — American Century Diversified Bond Fund
To generate interest rate differential yield	CTIVP SM — American Century Diversified Bond Fund
Variable Portfolio Funds | Semiannual Report 2018	275

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:
Futures contracts	Funds
To produce incremental earnings	CTIVP SM — TCW Core Plus Bond Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark	CTIVP SM — American Century Diversified Bond Fund, CTIVPSM — TCW Core Plus Bond Fund and CTIVPSM — Wells Fargo Short Duration Government Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Columbia Variable Portfolio — U.S. Equities Fund and CTIVPSM — AQR International Core Equity Fund
To manage exposure to the securities market	CTIVP SM — AQR International Core Equity Fund
To manage exposure to movements in interest rates	CTIVP SM — American Century Diversified Bond Fund and CTIVPSM — TCW Core Plus Bond Fund
Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into futures contracts, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
276	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To manage credit risk exposure	CTIVP SM — American Century Diversified Bond Fund
To increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer or seller to reduce or increase overall credit exposure	CTIVP SM — American Century Diversified Bond Fund
To increase or decrease its credit exposure to a credit sector	CTIVP SM — American Century Diversified Bond Fund
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Variable Portfolio Funds | Semiannual Report 2018	277

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – U.S. Equities Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	271,743*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	101,959

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(295,826)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	10,003,700
278	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
CTIVPSM – American Century Diversified Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	12,827,276
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,289,641*
Total		14,116,917

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	86,591*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,589,805
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,090,360*
Total		6,766,756

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	2,525,879	2,525,879
Foreign exchange risk	14,726,356	—	—	14,726,356
Interest rate risk	—	7,598,451	—	7,598,451
Total	14,726,356	7,598,451	2,525,879	24,850,686

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(1,708,833)	(1,708,833)
Foreign exchange risk	12,346,998	—	—	12,346,998
Interest rate risk	—	(1,501,555)	—	(1,501,555)
Total	12,346,998	(1,501,555)	(1,708,833)	9,136,610
Variable Portfolio Funds | Semiannual Report 2018	279

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	204,020,767
Futures contracts — short	261,564,522
Credit default swap contracts — sell protection	90,930,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	7,733,992	(5,241,444)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
CTIVPSM – AQR International Core Equity Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,683,049*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	838,165

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(3,029,576)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	52,236,445

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
280	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
CTIVPSM – TCW Core Plus Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,334,486
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,647,214*
Total		2,981,700

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(2,417,448)	—	(2,417,448)
Interest rate risk	—	(7,320,124)	(7,320,124)
Total	(2,417,448)	(7,320,124)	(9,737,572)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	993,175	—	993,175
Interest rate risk	—	2,668,886	2,668,886
Total	993,175	2,668,886	3,662,061
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	613,877,090

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	667,243	(879,918)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Variable Portfolio Funds | Semiannual Report 2018	281

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
CTIVPSM – Wells Fargo Short Duration Government Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	36,178*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	410,138*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	958,578

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(413,310)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	137,497,540
Futures contracts — short	74,762,050

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
282	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Variable Portfolio Funds | Semiannual Report 2018	283

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Treasury inflation protected securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
CTIVPSM – American Century Diversified Bond Fund
	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	JPMorgan ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	2,262,620	-	738,114	9,826,542	12,827,276
Total assets	2,262,620	-	738,114	9,826,542	12,827,276
Liabilities
Centrally cleared credit default swap contracts (b)	-	6,355	-	-	6,355
Forward foreign currency exchange contracts	1,186,367	-	3,203,492	199,946	4,589,805
Total liabilities	1,186,367	6,355	3,203,492	199,946	4,596,160
Total financial and derivative net assets	1,076,253	(6,355)	(2,465,378)	9,626,596	8,231,116
Total collateral received (pledged) (c)	1,076,253	-	-	-	1,076,253
Net amount (d)	-	(6,355)	(2,465,378)	9,626,596	7,154,863

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
284	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
CTIVPSM – TCW Core Plus Bond Fund
Goldman Sachs ($)
Assets
Forward foreign currency exchange contracts	1,334,486
Total financial and derivative net assets	1,334,486
Total collateral received (pledged) (a)	-
Net amount (b)	1,334,486

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Variable Portfolio Funds | Semiannual Report 2018	285

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity.
Columbia Variable Portfolio – U.S. Equities Fund, CTIVPSM – Los Angeles Capital Large Cap Growth Fund, CTIVPSM – MFS® Value Fund, CTIVPSM – Morgan Stanley Advantage Fund, CTIVPSM – T. Rowe Price Large Cap Value Fund, CTIVPSM – Westfield Mid Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVPSM – American Century Diversified Bond Fund, CTIVPSM – AQR International Core Equity Fund, CTIVPSM – CenterSquare Real Estate Fund, CTIVPSM – DFA International Value Fund, CTIVPSM – Oppenheimer International Growth Fund, CTIVPSM – TCW Core Plus Bond Fund, CTIVPSM – Wells Fargo Short Duration Government Fund, Variable Portfolio – Columbia Wanger International Equities Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund and Variable Portfolio – Partners Core Bond Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, because the Funds meet the exception under Internal Revenue Code Section 4982(f), the Funds expect not to be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to Subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for CTIVPSM – AQR International Core Equity Fund, CTIVPSM – DFA International Value Fund, CTIVPSM – Oppenheimer International Growth Fund and Variable Portfolio – Columbia Wanger International Equities Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for CTIVPSM – American Century Diversified Bond Fund, CTIVPSM – CenterSquare Real Estate Fund, CTIVPSM – TCW Core Plus Bond Fund, CTIVPSM – Wells Fargo Short Duration Government Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund and Variable Portfolio – Partners Core Bond Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions
286	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.
In anticipation of the liquidation of Variable Portfolio – Eaton Vance Floating-Rate Income Fund, declared a special distribution in the amount of $0.39209 for Class 1 and $0.37256 for Class 2 to shareholders of record on June 25, 2018. The distribution was paid on June 25, 2018 and is in addition to distributions made under the Fund’s typical annual managed distribution policy, if any.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Each Fund, as described below, has entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers (see Subadvisory agreement note below). The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2018, were as follows:
	High (%)	Low (%)	Effective management services fee (%)
Columbia Variable Portfolio – U.S. Equities Fund	0.87	0.75	0.84
CTIVP SM – American Century Diversified Bond Fund	0.50	0.34	0.47
CTIVP SM – AQR International Core Equity Fund	0.87	0.67	0.84
CTIVP SM – CenterSquare Real Estate Fund	0.75	0.66	0.75
CTIVP SM – DFA International Value Fund	0.87	0.67	0.81
CTIVP SM – Los Angeles Capital Large Cap Growth Fund	0.71	0.53	0.68
CTIVP SM – MFS® Value Fund	0.71	0.53	0.67
CTIVP SM – Morgan Stanley Advantage Fund	0.71	0.53	0.67
CTIVP SM – Oppenheimer International Growth Fund	0.93	0.75	0.90
CTIVP SM – T. Rowe Price Large Cap Value Fund	0.71	0.53	0.66
CTIVP SM – TCW Core Plus Bond Fund	0.50	0.34	0.48
CTIVP SM – Wells Fargo Short Duration Government Fund	0.43	0.28	0.43
CTIVP SM – Westfield Mid Cap Growth Fund	0.81	0.68	0.81
Variable Portfolio – Columbia Wanger International Equities Fund	1.03	0.77	1.03
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.70	0.57	0.46
Variable Portfolio – Partners Core Bond Fund	0.50	0.34	0.48
Variable Portfolio – Partners Small Cap Growth Fund	0.87	0.75	0.86
For CTIVPSM - AQR International Core Equity Fund, prior to May 1, 2018, the management services fee was an annual fee that was equal to a percentage of the Fund’s average daily net assets that declined from 0.93% to 0.75% as the Fund’s net assets increased.
For CTIVPSM - Oppenheimer International Growth Fund, effective July 1, 2018, the management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.92% to 0.75% as the Fund’s net assets increase.
For Variable Portfolio - Columbia Wanger International Equities Fund, effective July 1, 2018, the management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.97% to 0.77% as the Fund’s net assets increase.
For Variable Portfolio - Eaton Vance Floating-Rate Income Fund, effective April 28, 2018 through April 30, 2019, the Investment Manager has contractually agreed to waive the management fee in its entirety. The annualized effective management fee rate as of June 30, 2018, is shown net of fee waivers.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Subadvisory agreement
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
Fund	Subadviser(s)
Columbia Variable Portfolio — U.S. Equities Fund	Columbia Wanger Asset Management, LLC(a)
CTIVP SM — American Century Diversified Bond Fund	American Century Investment Management, Inc.
CTIVP SM — AQR International Core Equity Fund	AQR Capital Management, LLC(b)
CTIVP SM — CenterSquare Real Estate Fund	CenterSquare Investment Management LLC(c)
CTIVP SM — DFA International Value Fund	Dimensional Fund Advisors LP
CTIVP SM — Los Angeles Capital Large Cap Growth Fund	Los Angeles Capital Management and Equity Research, Inc.
CTIVP SM — MFS® Value Fund	Massachusetts Financial Services Company
CTIVP SM — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.
CTIVP SM — Oppenheimer International Growth Fund	OppenheimerFunds, Inc.
CTIVP SM — T. Rowe Price Large Cap Value Fund	T. Rowe Price Associates, Inc.
CTIVP SM — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
CTIVP SM — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated
CTIVP SM — Westfield Mid Cap Growth Fund	Westfield Capital Management Company, L.P.
Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC(a)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio — Partners Core Bond Fund	J.P. Morgan Investment Management Inc. Wells Capital Management Incorporated
Variable Portfolio — Partners Small Cap Growth Fund	BMO Asset Management Corp. Kennedy Capital Management, Inc. Wells Capital Management Incorporated
(a)	A wholly-owned subsidiary of the Investment Manager.
(b)	Effective May 21, 2018, the Investment Manager entered into a Subadvisory Agreement with AQR Capital Management, LLC to serve as the subadviser to the Fund. Prior to May 21, 2018, FIAM LLC (doing business as Pyramis Global Advisors) served as the subadviser to the Fund.
(c)	Effective January 2, 2018, the Investment Manager entered into a Subadvisory Agreement with CenterSquare Investment Management LLC following a change of control, and the resulting automatic termination of the Subadvisory Agreement with its predecessor, CenterSquare Investment Management, Inc.
For Columbia Variable Portfolio — U.S. Equitites Fund, the Investment Manager manages a portion of the Fund’s assets. For Variable Portfolio — Partners Core Bond Fund and Variable Portfolio — Partners Small Cap Growth Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board of Trustees, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Funds aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
CTIVP SM – AQR International Core Equity Fund	5,253,316	2,598,711	856,058
CTIVP SM – MFS® Value Fund	—	9,429,746	4,894,592
CTIVP SM – Oppenheimer International Growth Fund	1,545,823	—	—
Variable Portfolio – Columbia Wanger International Equities Fund	442,688	—	—
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2018, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee (%)
Columbia Variable Portfolio – U.S. Equities Fund	0.00
CTIVP SM – American Century Diversified Bond Fund	0.00
CTIVP SM – AQR International Core Equity Fund	0.00
CTIVP SM – CenterSquare Real Estate Fund	0.00
CTIVP SM – DFA International Value Fund	0.00
CTIVP SM – Los Angeles Capital Large Cap Growth Fund	0.00
CTIVP SM – MFS® Value Fund	0.00
CTIVP SM – Morgan Stanley Advantage Fund	0.00
CTIVP SM – Oppenheimer International Growth Fund	0.00
CTIVP SM – T. Rowe Price Large Cap Value Fund	0.00
CTIVP SM – TCW Core Plus Bond Fund	0.00
CTIVP SM – Wells Fargo Short Duration Government Fund	0.00
CTIVP SM – Westfield Mid Cap Growth Fund	0.00
Variable Portfolio – Columbia Wanger International Equities Fund	0.02
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	0.02
Variable Portfolio – Partners Core Bond Fund	0.00
Variable Portfolio – Partners Small Cap Growth Fund	0.00
290	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019		Prior to May 1, 2018
	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)
Columbia Variable Portfolio — U.S. Equities Fund	0.88%	1.13%	0.88%	1.13%
CTIVP SM - American Century Diversified Bond Fund	0.56	0.81	0.57	0.82
CTIVP SM - AQR International Core Equity Fund	0.88	1.13	0.96	1.21
CTIVP SM - CenterSquare Real Estate Fund	0.91	1.16	0.94	1.19
CTIVP SM - DFA International Value Fund	0.92	1.17	0.99	1.24
CTIVP SM - Los Angeles Capital Large Cap Growth Fund	0.75	1.00	0.79	1.04
CTIVP SM - MFS® Value Fund	0.72	0.97	0.75	1.00
CTIVP SM - Morgan Stanley Advantage Fund	0.75	1.00	0.79	1.04
CTIVP SM - Oppenheimer International Growth Fund	0.92	1.17	0.96	1.21
CTIVP SM - T. Rowe Price Large Cap Value Fund	0.71	0.96	0.76	1.01
CTIVP SM - TCW Core Plus Bond Fund	0.56	0.81	0.56	0.81
CTIVP SM - Wells Fargo Short Duration Government Fund	0.48	0.73	0.53	0.78
CTIVP SM - Westfield Mid Cap Growth Fund	0.84	1.09	0.88	1.13
Variable Portfolio - Columbia Wanger International Equities Fund	1.08	1.33	1.16	1.41
Variable Portfolio - Eaton Vance Floating-Rate Income Fund	0.70	0.95	0.73	0.98
Variable Portfolio - Partners Core Bond Fund	0.52	0.77	0.56	0.81
Variable Portfolio - Partners Small Cap Growth Fund	0.86	1.11	0.93	1.18
Columbia Variable Portfolio - U.S. Equities Fund and CTIVPSM - TCW Core Plus Bond Fund each had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement effective July 1, 2018 through April 30, 2019.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
Variable Portfolio Funds | Semiannual Report 2018	291

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
CTIVP SM – American Century Diversified Bond Fund	4,092,339,000	38,929,000	(113,292,000)	(74,363,000)
CTIVP SM – AQR International Core Equity Fund	2,419,635,000	169,570,000	(122,235,000)	47,335,000
CTIVP SM – CenterSquare Real Estate Fund	438,756,000	30,592,000	(15,849,000)	14,743,000
CTIVP SM – DFA International Value Fund	1,491,041,000	207,712,000	(116,850,000)	90,862,000
CTIVP SM – Oppenheimer International Growth Fund	1,354,561,000	290,055,000	(89,901,000)	200,154,000
CTIVP SM – TCW Core Plus Bond Fund	2,993,718,000	21,358,000	(45,407,000)	(24,049,000)
CTIVP SM – Wells Fargo Short Duration Government Fund	985,000,000	619,000	(10,330,000)	(9,711,000)
Variable Portfolio – Columbia Wanger International Equities Fund	113,698,000	16,179,000	(5,531,000)	10,648,000
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	427,000	—	(157,000)	(157,000)
Variable Portfolio – Partners Core Bond Fund	3,305,595,000	23,279,000	(52,650,000)	(29,371,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Fund	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
CTIVP SM – Wells Fargo Short Duration Government Fund	—	—	1,444,390	1,891,382	3,335,772
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	—	—	—	17,491,841	17,491,841
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
292	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Portfolio information
For the six months ended June 30, 2018, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Columbia Variable Portfolio – U.S. Equities Fund	421,105,212	466,658,083	—	—
CTIVP SM – American Century Diversified Bond Fund	2,739,571,600	2,774,040,245	2,030,639,622	2,170,850,294
CTIVP SM – AQR International Core Equity Fund	1,477,521,195	1,476,633,941	—	—
CTIVP SM – CenterSquare Real Estate Fund	131,279,217	124,926,233	—	—
CTIVP SM – DFA International Value Fund	144,988,788	202,888,449	—	—
CTIVP SM – Los Angeles Capital Large Cap Growth Fund	823,032,556	827,682,556	—	—
CTIVP SM – MFS® Value Fund	86,962,087	282,635,875	—	—
CTIVP SM – Morgan Stanley Advantage Fund	705,006,894	686,665,625	—	—
CTIVP SM – Oppenheimer International Growth Fund	168,863,586	263,107,998	—	—
CTIVP SM – T. Rowe Price Large Cap Value Fund	251,792,050	405,395,706	—	—
CTIVP SM – TCW Core Plus Bond Fund	2,910,423,958	2,955,164,391	2,603,471,300	2,708,845,970
CTIVP SM – Wells Fargo Short Duration Government Fund	959,707,027	994,805,165	883,562,878	897,111,969
CTIVP SM – Westfield Mid Cap Growth Fund	169,651,021	170,955,062	—	—
Variable Portfolio – Columbia Wanger International Equities Fund	35,901,398	32,378,092	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	20,057,645	159,376,343	—	—
Variable Portfolio – Partners Core Bond Fund	4,842,932,335	4,880,800,216	4,132,160,405	4,047,004,087
Variable Portfolio – Partners Small Cap Growth Fund	272,319,962	292,324,952	—	—
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Commission recapture
Prior to May 21, 2018, CTIVPSM - Pyramis® International Equity Fund (now known as CTIVPSM - AQR International Core Equity Fund) participated in the Pyramis Global Advisors’ commission recapture program (the Program). From January 1, 2018 through May 21, 2018, the Fund received cash rebates of $377,548 from the Program which are included in net realized gain or loss on investments in the Statement of Operations.
Note 7. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Variable Portfolio Funds | Semiannual Report 2018	293

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 9. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
No Fund had borrowings during the six months ended June 30, 2018.
Note 10. Significant risks
Consumer discretionary sector risk
CTIVPSM – Morgan Stanley Advantage Fund, CTIVPSM – Oppenheimer International Growth Fund and Variable Portfolio – Columbia Wanger International Equities Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by CTIVPSM – American Century Diversified Bond Fund, CTIVPSM – TCW Core Plus Bond Fund, CTIVPSM – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund may present increased credit risk as compared to higher-rated debt securities.
Financial sector risk
CTIVPSM – DFA International Value Fund, CTIVPSM – MFS® Value Fund and CTIVPSM – T. Rowe Price Large Cap Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
294	Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that CTIVPSM – American Century Diversified Bond Fund, CTIVPSM – AQR International Core Equity Fund, CTIVPSM – DFA International Value Fund, CTIVPSM– Oppenheimer International Growth Fund and Variable Portfolio – Columbia Wanger International Equities Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Health care sector risk
Variable Portfolio – Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
High-yield investments risk
Securities and other debt instruments held by CTIVPSM – American Century Diversified Bond Fund and Variable Portfolio – Eaton Vance Floating-Rate Income Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Funds to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Industrial sector risk
Variable Portfolio – Columbia Wanger International Equities Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by CTIVPSM – American Century Diversified Bond Fund, CTIVPSM – TCW Core Plus Bond Fund, CTIVPSM – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of CTIVPSM – American Century Diversified Bond Fund, CTIVPSM – TCW Core Plus Bond Fund, CTIVPSM – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing CTIVPSM – American Century Diversified Bond Fund, CTIVPSM – TCW Core Plus Bond Fund, CTIVPSM – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Real estate sector risk
CTIVPSM – CenterSquare Real Estate Fund may be more susceptible to the particular risks of real estate related investments including risks of investing in REITs.
The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Shareholder concentration risk
At June 30, 2018, the affiliated shareholder accounts, including affiliated fund-of-funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Small- and mid-cap company risk
Columbia Variable Portfolio – U.S. Equities Fund, CTIVPSM – CenterSquare Real Estate Fund, CTIVPSM – MFS® Value Fund, CTIVPSM – Morgan Stanley Advantage Fund, CTIVPSM – Oppenheimer International Growth Fund, CTIVPSM – Westfield Mid Cap Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund and Variable Portfolio – Partners Small Cap Growth Fund investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Tax risk
For any taxable year beginning after December 31, 2017, a new tax deduction is potentially available for non-corporate investors investing directly in REITs. In general, such investors can deduct 20% of “qualified REIT dividends” received from a REIT. Subject to any future regulatory guidance to the contrary, CTIVPSM – CenterSquare Real Estate Fund’s distribution of income attributable to qualified REIT dividends will ostensibly not qualify for the deduction that could be available to a non-corporate shareholder were the shareholder to own such REIT stock directly.
Technology and technology-related investment risk
CTIVPSM – Los Angeles Capital Large Cap Growth Fund, CTIVPSM – Morgan Stanley Advantage Fund, CTIVPSM – Oppenheimer International Growth Fund, CTIVPSM – Westfield Mid Cap Growth Fund, Variable Portfolio – Columbia Wanger International Equities Fund and Variable Portfolio – Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if they were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
For Variable Portfolio - Eaton Vance Floating-Rate Income Fund, the Board of Trustees approved a Plan of Liquidation pursuant to which the Fund will be liquidated. Completion of the transaction involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund held by participating insurance companies on behalf of variable annuity and variable life insurance contract owners (Contract Owners) (that is, the reinvestment of liquidation proceeds into another fund) is subject to a number of conditions, including shareholder approval of the transaction. The Fund will liquidate on August 17, 2018 (the Liquidation Date) which is later than the initial targeted liquidation date of April 27, 2018. Participating insurance companies, as shareholders of the Fund on behalf of Contract Owners, will reinvest the liquidation proceeds in another fund. As of the close of business on the business day preceding the Liquidation Date, the Fund will not accept any orders for the purchase of shares of the Fund.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
298	Variable Portfolio Funds | Semiannual Report 2018

Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Variable Portfolio (VP), Columbia Variable Portfolio (Columbia VP), and CTIVPSM Funds (each, a VP Fund and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, Columbia Threadneedle has engaged one or more subadvisers listed below (each, a Subadviser and collectively, the Subadvisers) to provide portfolio management and related services for its corresponding VP Fund listed below under a subadvisory agreement (each, a Subadvisory Agreement and collectively, the Subadvisory Agreements) between Columbia Threadneedle and the Subadviser(s) listed below.
Fund	Subadviser(s)
Columbia VP — U.S. Equities Fund(a)	Columbia Wanger Asset Management, LLC(b)
CTIVP SM — American Century Diversified Bond Fund	American Century Investment Management, Inc.
CTIVP SM — AQR International Core Equity Fund (known as CTIVPSM — Pyramis® International Equity Fund prior to May 21, 2018)	AQR Capital Management, LLC(c)(Subadvised by FIAM LLC (doing business as Pyramis Global Advisors) prior to May 21, 2018)
CTIVP SM — CenterSquare Real Estate Fund	CenterSquare Investment Management LLC
CTIVP SM — DFA International Value Fund	Dimensional Fund Advisors LP
CTIVP SM — Los Angeles Capital Large Cap Growth Fund	Los Angeles Capital Management and Equity Research, Inc.
CTIVP SM — MFS® Value Fund	Massachusetts Financial Services Company
CTIVP SM — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.
CTIVP SM — Oppenheimer International Growth Fund	OppenheimerFunds, Inc.
CTIVP SM — T. Rowe Price Large Cap Value Fund	T. Rowe Price Associates, Inc.
CTIVP SM — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
CTIVP SM — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated
CTIVP SM — Westfield Mid Cap Growth Fund	Westfield Capital Management Company, L.P.
VP — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC(b)
VP — Eaton Vance Floating-Rate Income Fund(d)	Eaton Vance Management
VP — Partners Core Bond Fund	J.P. Morgan Investment Management Inc. Wells Capital Management Incorporated
VP — Partners Small Cap Growth Fund	BMO Asset Management Corp. Kennedy Capital Management, Inc. Wells Capital Management Incorporated
(a) Columbia Threadneedle manages a portion of the assets of Columbia VP – U.S. Equities Fund.
(b) Columbia Wanger Asset Management, LLC (the Affiliated Subadviser) is an affiliate of Columbia Threadneedle. Each other subadviser is not an affiliate of Columbia Threadneedle (each, an Unaffiliated Subadviser and together, the Unaffiliated Subadvisers).
(c) Effective May 21, 2018, AQR Capital Management, LLC provides day-to-day portfolio management of the Fund pursuant to a Subadvisory Agreement with Columbia Threadneedle. See "Approval of Subadvisory Agreement with AQR Capital Management, LLC" below for the approval of this Subadvisory Agreement. This discussion of the renewal of the Subadvisory Agreements is not applicable to the Subadvisory Agreement with AQR Capital Management, LLC.
(d) The Fund is liquidated effective August 17, 2018. Effective April 28, 2018, Columbia Threadneedle contractually agreed to waive its management fee through the Fund’s liquidation or April 30, 2019, whichever is first, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees.
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an
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Approval of Management and Subadvisory Agreements   (continued)
Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the VP Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring each Subadviser), noting that no material changes are proposed from the form of agreement previously approved, other than reductions to the management fee schedule for CTIVPSM – Oppenheimer International Growth Fund and VP – Columbia Wanger International Equities Fund. The Board also noted the wide array of legal and compliance services provided to the VP Funds under the Management Agreement. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor each code and program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services
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Approval of Management and Subadvisory Agreements   (continued)
required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that each Subadviser is in a position to continue to provide a high quality and level of services to its corresponding VP Fund(s), noting that Columbia Threadneedle continues to scrutinize the performance of TCW Investment Management Company LLC and Kennedy Capital Management, Inc. in light of their underperformance.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group, the product score of the VP Fund (taking into account performance relative to peers and benchmarks) and the net assets of each VP Fund.
The Board observed that investment performance met expectations for CTIVPSM - American Century Diversified Bond Fund, CTIVPSM - DFA International Value Fund, CTIVPSM - MFS Value Fund, CTIVPSM - Morgan Stanley Advantage Fund and CTIVPSM - Wells Fargo Short Duration Government Fund.
The Board observed that investment performance was understandable in light of the particular management style involved and the particular market environment for CTIVPSM - AQR International Core Equity Fund, CTIVPSM - CenterSquare Real Estate Fund, CTIVPSM - Los Angeles Capital Large Cap Growth Fund, CTIVPSM - T. Rowe Price Large Cap Value Fund and Variable Portfolio - Partners Core Bond Fund. In this regard, the Board observed the replacement of FIAM LLC (doing business as Pyramis Global Advisors) with AQR Capital Management, LLC, effective May 21, 2018, for CTIVPSM - AQR International Core Equity Fund.
The Board observed underperformance for certain periods for Columbia Variable Portfolio - U.S. Equities Fund, CTIVPSM - Oppenheimer International Growth Fund, CTIVPSM - TCW Core Plus Bond Fund, CTIVPSM - Westfield Mid Cap Growth Fund, Variable Portfolio - Columbia Wanger International Equities Fund, Variable Portfolio - Eaton Vance Floating-Rate Income Fund and Variable Portfolio - Partners Small Cap Growth Fund noting that appropriate steps (such as changes to strategy, process, or management teams, or the pursuit of a liquidation) had been taken or are contemplated to help improve each VP Funds’ performance. In this regard, the Board observed that TCW Investment Management Company LLC and Kennedy Capital Management, Inc. were being subject to close scrutiny in light of their underperformance for CTIVPSM - TCW Core Plus Bond Fund and Variable Portfolio - Partners Small Cap Growth Fund.
Additionally, for each Unaffiliated Subadviser, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for monitoring each Unaffiliated Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate a Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its Affiliates and the Subadvisers from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
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Approval of Management and Subadvisory Agreements   (continued)
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of the VP Funds’ fee rates, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board also noted management’s proposal at the June Meeting to reduce the Fund’s management fee schedule for CTIVPSM – Oppenheimer International Growth Fund and VP – Columbia Wanger International Equities Fund. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe).
The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports for CTIVPSM - American Century Diversified Bond Fund, CTIVPSM - CenterSquare Real Estate Fund, CTIVPSM - DFA International Value Fund, CTIVPSM - Los Angeles Capital Large Cap Growth Fund, CTIVPSM - Morgan Stanley Advantage Fund, CTIVPSM - T. Rowe Price Large Cap Value Fund, CTIVPSM - TCW Core Plus Bond Fund, CTIVPSM - Wells Fargo Short Duration Government Fund and Variable Portfolio - Partners Core Bond Fund or approximated the peer universe’s median expense ratio shown in the reports for Columbia Variable Portfolio - U.S. Equities Fund, CTIVPSM - MFS Value Fund and CTIVPSM - Westfield Mid Cap Growth Fund.
The Board also took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio for CTIVPSM - AQR International Core Equity Fund, CTIVPSM - Oppenheimer International Growth Fund, Variable Portfolio - Columbia Wanger International Equities Fund, Variable Portfolio - Eaton Vance Floating-Rate Income Fund and Variable Portfolio - Partners Small Cap Growth Fund.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the applicable VP Fund. The Board also reviewed the fees charged by the Subadvisers to other mutual funds employing similar investment strategies where the Subadvisers serve as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing many of the Subadvisers to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that each VP Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the applicable VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed for any VP Fund. The Board concluded that the breakpoints in each management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
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Approval of Management and Subadvisory Agreements   (continued)
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements
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APPROVAL OF SUBADVISORY AGREEMENT WITH AQR CAPITAL MANAGEMENT, LLC
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to CTIVPSM - AQR International Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and AQR Capital Management, LLC (AQR), AQR has provided portfolio management and related services for the Fund since May 21, 2018. Effective May 21, 2018, FIAM LLC (doing business as Pyramis Global Advisors) (the Former Subadviser) was terminated as a subadviser to the Fund.
At a meeting of the Fund’s Board of Trustees (the Board) held on March 12-13, 2018 (the March 2018 Meeting), the Board, including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), unanimously approved, in accordance with the recommendations of the Investment Manager, (i) a change to the name of the Fund from CTIVPSM - Pyramis® International Equity Fund to CTIVPSM - AQR International Core Equity Fund; (ii) the termination of the subadvisory agreement between the Investment Manager and the Former Subadviser; (iii) a Subadvisory Agreement between the Investment Manager and AQR; (iv) modifications to the Fund’s principal investment strategies and principal risks to reflect AQR’s investment process; and (v) AQR’s compliance program, including its code of ethics.
At the March 2018 Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board considered and approved advisory and subadvisory agreements for annual renewal purposes at the June 19-21, 2017 meeting (the June 2017 Meeting) and, in that connection, independent legal counsel discussed in further detail the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with AQR.
The Board held discussions with the Investment Manager and AQR and reviewed and considered various written materials and oral presentations in connection with the evaluation of AQR’s proposed services, including reports regarding the fees and terms of the proposed Subadvisory Agreement, and from the Fund’s Chief Compliance Officer, with respect to the code of ethics and compliance program of AQR. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement with AQR.
Nature, extent and quality of services to be provided by AQR
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by AQR as the subadviser for the Fund, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of AQR. The Board observed that AQR’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws in AQR’s performance of services for the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of AQR and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also recalled the information provided by the Investment Manager regarding AQR’s personnel, risk controls, philosophy, and investment processes. The Board also noted the presentation by AQR to the full Board.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent legal counsel noted that the proposed Subadvisory Agreement was generally similar in scope to subadvisory agreements applicable to other subadvised funds. The Board noted AQR’s experience managing and/or subadvising registered mutual funds. In this regard, the Board also considered the proposed termination of the Former Subadviser as subadviser to the Fund and the Investment Manager’s rationale for the termination and the retention of AQR to replace the Former Subadviser.
Investment performance of AQR
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under advisory and subadvisory agreements. The Board considered AQR’s investment performance, noting that it outperformed the Former Subadviser over one-, three-, five- and ten-year periods.
304	Variable Portfolio Funds | Semiannual Report 2018

APPROVAL OF SUBADVISORY AGREEMENT WITH AQR CAPITAL MANAGEMENT, LLC  (continued)
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that AQR was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to AQR would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board also considered the proposed reduction in management fee rates for the Fund (which was also approved at the March 2018 Meeting) that would result in estimated annual savings for Fund shareholders of approximately $440,000. The Board also considered the expected change in total profitability of the Investment Manager and its affiliates in connection with the hiring of AQR and concluded that overall the Investment Manager’s profitability levels remained within the reasonable ranges of profitability levels reported at the June 2017 Meeting.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under the proposed Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s Management Agreement with the Investment Manager continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed Subadvisory Agreement with AQR provides for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund, which services are not proposed to change as a result of the replacement of the Former Subadviser. The Board noted the reduced management fee rates approved at the March 2018 Meeting. The Board concluded that the Fund’s Management Agreement continues to provide adequately for sharing of economies of scale.
Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services to be provided.
On March 13, 2018, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative.
Variable Portfolio Funds | Semiannual Report 2018	305

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
306	Variable Portfolio Funds | Semiannual Report 2018

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Variable Portfolio Funds
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6547 AM (8/18)

SemiAnnual Report
June 30, 2018
Columbia Variable Portfolio Funds
References to “Fund” throughout this annual report refer to the following individual funds, singularly or collectively as the context requires:
Columbia Variable Portfolio – Global Bond Fund
Columbia Variable Portfolio – Intermediate Bond Fund
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund
(formerly Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund)
CTIVPSM – MFS® Blended Research® Core Equity Fund
(formerly Variable Portfolio – MFS® Blended Research® Core Equity Fund)
CTIVPSM – Victory Sycamore Established Value Fund
(formerly Variable Portfolio – Victory Sycamore Established Value Fund)
Variable Portfolio – Partners Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies, (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.
This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio Funds  |  Semiannual Report 2018

Fund at a Glance
Columbia Variable Portfolio – Global Bond Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
Portfolio management
Adrian Hilton
Lead Portfolio Manager
Managed Fund since 2017
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-3.46	-1.50	-1.03	1.37
Class 2*	05/03/10	-3.64	-1.76	-1.27	1.14
Class 3	05/01/96	-3.60	-1.63	-1.16	1.26
Bloomberg Barclays Global Aggregate Index		-1.46	1.36	1.50	2.58
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance  (continued)
Columbia Variable Portfolio – Global Bond Fund (Unaudited)
Quality breakdown (%) (at June 30, 2018)
AAA rating	34.8
AA rating	10.9
A rating	3.2
BBB rating	27.1
BB rating	8.0
B rating	10.6
CCC rating	1.3
Not rated	4.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2018)
Argentina	1.0
Australia	1.3
Bahamas	0.0 (a)
Bermuda	0.5
Brazil	0.4
Canada	3.3
Croatia	0.2
Dominican Republic	1.0
Egypt	0.9
France	4.3
Germany	11.0
Honduras	1.0
Indonesia	0.3
Ireland	0.5
Italy	4.1
Japan	0.5
Jersey	0.0 (a)
Kazakhstan	0.2
Luxembourg	0.1
Mexico	2.5
Netherlands	1.0
Romania	0.2
Russian Federation	1.1
Senegal	1.3
Serbia	0.2
South Korea	1.2
Spain	2.3
United Kingdom	4.9
United States(b)	54.7
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Variable Portfolio Funds | Semiannual Report 2018	3

Fund at a Glance  (continued)
Columbia Variable Portfolio – Global Bond Fund (Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2018)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	9.6	(132.9)	(123.3)
Foreign Currency Derivative Contracts	27.7	(4.4)	23.3
Total Notional Market Value of Derivative Contracts	37.3	(137.3)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
4	Columbia Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance
Columbia Variable Portfolio – Intermediate Bond Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-0.89	0.27	2.67	4.16
Class 2*	05/03/10	-1.05	0.01	2.42	3.92
Class 3	10/13/81	-0.93	0.23	2.56	4.06
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	3.72
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2018	5

Fund at a Glance  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Asset-Backed Securities — Agency	1.7
Asset-Backed Securities — Non-Agency	20.7
Commercial Mortgage-Backed Securities - Agency	2.4
Commercial Mortgage-Backed Securities - Non-Agency	6.4
Corporate Bonds & Notes	23.1
Foreign Government Obligations	2.0
Money Market Funds	1.2
Municipal Bonds	0.1
Residential Mortgage-Backed Securities - Agency	22.6
Residential Mortgage-Backed Securities - Non-Agency	16.7
Senior Loans	0.0 (a)
U.S. Government & Agency Obligations	0.9
U.S. Treasury Obligations	2.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2018)
AAA rating	43.3
AA rating	7.9
A rating	6.5
BBB rating	15.5
BB rating	5.0
B rating	2.8
CCC rating	0.7
Not rated	18.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

6	Columbia Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Investment objective
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
BlackRock Financial Management, Inc.
BlackRock International Limited (sub-subadviser)
Christopher Allen, CFA
Akiva Dickstein
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.59	3.43	3.52	3.60
Class 2*	05/03/10	0.23	2.91	3.24	3.36
Class 3	09/13/04	0.41	3.25	3.37	3.48
Bloomberg Barclays World Government Inflation-Linked Bond Index USD Hedged		0.40	3.44	4.08	4.27
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to October 2012 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2018	7

Fund at a Glance  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Quality breakdown (%) (at June 30, 2018)
AAA rating	51.2
AA rating	32.9
A rating	6.5
BBB rating	9.0
B rating	0.1
Not rated	0.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Country breakdown (%) (at June 30, 2018)
Australia	1.2
Canada	2.1
Colombia	0.1
Denmark	0.3
France	8.0
Germany	1.6
Greece	0.1
Indonesia	0.1
Italy	6.7
Japan	5.9
Mexico	0.2
New Zealand	1.9
Spain	2.6
Sweden	0.9
United Kingdom	22.8
United States(a)	45.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2018, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

8	Columbia Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance
CTIVPSM – MFS® Blended Research® Core Equity Fund (Unaudited)
Investment objective
CTIVPSM – MFS® Blended Research® Core Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Massachusetts Financial Services Company
Matt Krummell, CFA
Jim Fallon
Jonathan Sage, CFA
Jed Stocks, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.68	11.76	11.18	7.60
Class 2*	05/03/10	0.55	11.46	10.90	7.40
Class 3	05/01/06	0.59	11.59	11.04	7.49
S&P 500 Index		2.65	14.37	13.42	10.17
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2018	9

Fund at a Glance  (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Microsoft Corp.	4.5
Facebook, Inc., Class A	3.4
Apple, Inc.	3.0
Amazon.com, Inc.	2.9
Johnson & Johnson	2.7
Wells Fargo & Co.	2.4
Bank of America Corp.	2.4
Intel Corp.	2.3
Cisco Systems, Inc.	2.1
Boeing Co. (The)	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	10.7
Consumer Staples	8.9
Energy	5.8
Financials	14.7
Health Care	13.4
Industrials	10.7
Information Technology	26.9
Materials	1.4
Real Estate	3.8
Telecommunication Services	0.8
Utilities	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

10	Columbia Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance
CTIVPSM – Victory Sycamore Established Value Fund (Unaudited)
Investment objective
CTIVPSM – Victory Sycamore Established Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Victory Capital Management Inc.
Gary Miller
Jeffrey Graff, CFA
Gregory Conners
James Albers, CFA
Michael Rodarte, CFA
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	1.37	11.42	13.76	10.49
Class 2*	05/03/10	1.24	11.15	13.47	10.24
Class 3	02/04/04	1.27	11.26	13.62	10.39
Russell Midcap Value Index		-0.16	7.60	11.27	10.06
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to November 2012 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2018	11

Fund at a Glance  (continued)
CTIVPSM – Victory Sycamore Established Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	95.9
Money Market Funds	4.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Archer-Daniels-Midland Co.	3.0
SunTrust Banks, Inc.	2.4
Alleghany Corp.	2.2
National Retail Properties, Inc.	2.2
WR Berkley Corp.	2.1
Quest Diagnostics, Inc.	2.1
SYSCO Corp.	2.1
Textron, Inc.	2.0
Devon Energy Corp.	2.0
Darden Restaurants, Inc.	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	12.5
Consumer Staples	9.3
Energy	7.6
Financials	19.1
Health Care	7.2
Industrials	14.9
Information Technology	14.2
Materials	7.8
Real Estate	3.8
Utilities	3.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

12	Columbia Variable Portfolio Funds | Semiannual Report 2018

Fund at a Glance
Variable Portfolio – Partners Small Cap Value Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Jacobs Levy Equity Management, Inc.
Bruce Jacobs, Ph.D.
Kenneth Levy, CFA
Nuveen Asset Management, LLC
Karen Bowie, CFA
Segall Bryant & Hamill, LLC (SBH –Small Cap Value Dividend Strategy)
Derek Anguilm, CFA
Mark Adelmann, CFA CPA
Lisa Ramirez, CFA
Alex Ruehle, CFA
Segall Bryant & Hamill, LLC (SBH – Small Cap Value Strategy)
Mark Dickherber, CFA, CPA
Shaun Nicholson
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.79	10.62	8.64	8.97
Class 2*	05/03/10	3.64	10.35	8.36	8.73
Class 3	08/14/01	3.68	10.49	8.50	8.85
Russell 2000 Value Index		5.44	13.10	11.18	9.88
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Variable Portfolio Funds | Semiannual Report 2018	13

Fund at a Glance  (continued)
Variable Portfolio – Partners Small Cap Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Common Stocks	97.3
Exchange-Traded Funds	0.3
Money Market Funds	2.4
Rights	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Top 10 holdings (%) (at June 30, 2018)
Iberiabank Corp.	1.6
Innophos Holdings, Inc.	1.6
Bemis Co., Inc.	1.2
Equity Commonwealth	1.2
Orthofix International NV	1.1
Enerplus Corp.	1.1
TiVo Corp.	1.1
Wintrust Financial Corp.	1.1
GEO Group, Inc. (The)	1.0
Umpqua Holdings Corp.	1.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2018)
Consumer Discretionary	9.4
Consumer Staples	2.3
Energy	6.6
Financials	27.0
Health Care	7.7
Industrials	15.1
Information Technology	13.4
Materials	6.2
Real Estate	7.6
Telecommunication Services	0.4
Utilities	4.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

14	Columbia Variable Portfolio Funds | Semiannual Report 2018

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Global Bond Fund
Class 1	1,000.00	1,000.00	965.40	1,021.69	3.19	3.28	0.65
Class 2	1,000.00	1,000.00	963.60	1,020.44	4.41	4.53	0.90
Class 3	1,000.00	1,000.00	964.00	1,021.04	3.82	3.93	0.78
Columbia Variable Portfolio – Intermediate Bond Fund
Class 1	1,000.00	1,000.00	991.10	1,022.49	2.43	2.47	0.49
Class 2	1,000.00	1,000.00	989.50	1,021.24	3.67	3.73	0.74
Class 3	1,000.00	1,000.00	990.70	1,021.89	3.03	3.07	0.61
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund
Class 1	1,000.00	1,000.00	1,005.90	1,021.89	3.05	3.07	0.61
Class 2	1,000.00	1,000.00	1,002.30	1,020.64	4.29	4.33	0.86
Class 3	1,000.00	1,000.00	1,004.10	1,021.24	3.70	3.73	0.74
Columbia Variable Portfolio Funds | Semiannual Report 2018	15

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
CTIVP SM – MFS® Blended Research® Core Equity Fund
Class 1	1,000.00	1,000.00	1,006.80	1,021.44	3.50	3.53	0.70
Class 2	1,000.00	1,000.00	1,005.50	1,020.19	4.75	4.78	0.95
Class 3	1,000.00	1,000.00	1,005.90	1,020.84	4.10	4.13	0.82
CTIVP SM – Victory Sycamore Established Value Fund
Class 1	1,000.00	1,000.00	1,013.70	1,020.99	3.97	3.98	0.79
Class 2	1,000.00	1,000.00	1,012.40	1,019.75	5.22	5.24	1.04
Class 3	1,000.00	1,000.00	1,012.70	1,020.34	4.62	4.63	0.92
Variable Portfolio – Partners Small Cap Value Fund
Class 1	1,000.00	1,000.00	1,037.90	1,020.54	4.47	4.43	0.88
Class 2	1,000.00	1,000.00	1,036.40	1,019.30	5.74	5.69	1.13
Class 3	1,000.00	1,000.00	1,036.80	1,019.95	5.08	5.04	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Columbia Variable Portfolio – Global Bond Fund, CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, CTIVPSM – MFS® Blended Research® Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund, account value at the end of the period would have been reduced.
16	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.1%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	1,437,480	1,421,024
Total Asset-Backed Securities — Non-Agency (Cost $1,447,410)			1,421,024

Commercial Mortgage-Backed Securities - Non-Agency 1.7%

United States 1.7%
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	2,211,243	2,209,636
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,211,243)			2,209,636

Corporate Bonds & Notes(b) 34.2%

Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	15,000	16,196
Bermuda 0.5%
Bacardi Ltd.(a)
05/15/2048	5.300%	670,000	637,128
Canada 1.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	84,000	79,583
Bombardier, Inc.(a)
12/01/2021	8.750%	38,000	41,900
01/15/2023	6.125%	12,000	12,024
12/01/2024	7.500%	9,000	9,466
03/15/2025	7.500%	14,000	14,566
Canadian Natural Resources Ltd.
06/01/2047	4.950%	25,000	26,031
Cenovus Energy, Inc.
09/15/2043	5.200%	350,000	333,768
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	12,000	12,421
01/15/2025	7.625%	53,000	55,522
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	14,000	13,581
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	29,000	29,000
Teck Resources Ltd.
07/15/2041	6.250%	146,000	145,638
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Thomson Reuters Corp.
05/23/2043	4.500%		390,000	362,067
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%		68,000	71,288
04/15/2025	6.125%		71,000	65,342
11/01/2025	5.500%		22,000	21,706
Videotron Ltd.(a)
06/15/2024	5.375%		56,000	57,344
04/15/2027	5.125%		22,000	21,414
Total				1,372,661
France 4.2%
Altice France SA(a)
05/01/2026	7.375%		195,000	190,619
French Republic Government Bond OAT(a)
05/25/2028	0.750%	EUR	4,400,000	5,209,167
SPCM SA(a)
09/15/2025	4.875%		26,000	24,834
Total				5,424,620
Germany 0.1%
Unitymedia GmbH(a)
01/15/2025	6.125%		14,000	14,420
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%		105,000	106,146
Total				120,566
Ireland 0.5%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%		145,000	150,688
02/15/2025	6.000%		13,000	12,639
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%		43,000	43,000
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		400,000	387,332
Total				593,659
Italy 0.6%
Assicurazioni Generali SpA, Subordinated(a),(c)
06/08/2048	5.000%	EUR	550,000	656,742
Telecom Italia Capital SA
09/30/2034	6.000%		59,000	56,159
Wind Tre SpA(a)
01/20/2026	5.000%		43,000	33,772
Total				746,673
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jersey 0.0%
Delphi Technologies PLC(a)
10/01/2025	5.000%	33,000	31,532
Luxembourg 0.0%
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	52,000	47,852
INEOS Group Holdings SA(a)
08/01/2024	5.625%	18,000	17,732
Total			65,584
Mexico 1.0%
Cemex SAB de CV(a)
04/16/2026	7.750%	1,150,000	1,241,817
Netherlands 1.0%
Alpha 2 BV(a)
06/01/2023	8.750%	37,000	36,804
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	37,000	36,537
Constellium NV(a)
05/15/2024	5.750%	62,000	60,525
03/01/2025	6.625%	29,000	29,219
LYB International Finance BV
03/15/2044	4.875%	415,000	412,681
Mondelez International, Inc.(a)
10/28/2019	1.625%	525,000	515,490
Sensata Technologies BV(a)
10/01/2025	5.000%	47,000	47,348
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	62,000	57,248
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	97,000	90,693
Total			1,286,545
United Kingdom 1.0%
Sky PLC(a)
09/16/2024	3.750%	1,125,000	1,118,860
Virgin Media Finance PLC(a)
10/15/2024	6.000%	39,000	37,453
01/15/2025	5.750%	93,000	87,081
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	7,000	6,477
Total			1,249,871
United States 24.2%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	55,000	54,905
03/01/2024	6.500%	16,000	16,434
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp.
03/15/2023	4.500%	16,000	15,831
05/15/2023	4.875%	23,000	22,986
05/15/2026	6.000%	28,000	29,014
09/01/2027	5.125%	15,000	14,978
Allergan Funding SCS
03/15/2045	4.750%	66,000	63,001
Ally Financial, Inc.
03/30/2025	4.625%	100,000	98,458
11/01/2031	8.000%	94,000	111,842
Altice U.S. Finance I Corp.(a)
07/15/2023	5.375%	39,000	38,792
05/15/2026	5.500%	47,000	45,371
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	59,000	58,026
Amsurg Corp.
07/15/2022	5.625%	25,000	25,408
Angus Chemical Co.(a)
02/15/2023	8.750%	61,000	63,745
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	300,000	308,577
Apergy Corp.(a)
05/01/2026	6.375%	44,000	44,723
Appalachian Power Co.
05/15/2044	4.400%	800,000	807,878
APX Group, Inc.
12/01/2020	8.750%	64,000	61,312
12/01/2022	7.875%	39,000	38,655
09/01/2023	7.625%	21,000	18,356
Aramark Services, Inc.
01/15/2024	5.125%	22,000	22,027
Aramark Services, Inc.(a)
02/01/2028	5.000%	23,000	21,957
Ascend Learning LLC(a)
08/01/2025	6.875%	18,000	18,215
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	40,000	37,192
AT&T, Inc.
06/15/2045	4.350%	700,000	593,528
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	14,000	13,621
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	52,000	47,610
B&G Foods, Inc.
04/01/2025	5.250%	95,000	89,554
Ball Corp.
12/15/2020	4.375%	40,000	40,412

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	63,000	58,050
Becton Dickinson and Co.
06/06/2027	3.700%	510,000	483,174
Berry Global, Inc.
05/15/2022	5.500%	58,000	58,598
10/15/2022	6.000%	26,000	26,722
07/15/2023	5.125%	63,000	62,452
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	34,000	35,006
Boyd Gaming Corp.
05/15/2023	6.875%	14,000	14,710
04/01/2026	6.375%	19,000	19,236
Boyd Gaming Corp.(a)
08/15/2026	6.000%	22,000	21,776
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	24,000	25,022
Brighthouse Financial, Inc.
06/22/2047	4.700%	270,000	223,166
BWX Technologies, Inc.(a)
07/15/2026	5.375%	11,000	11,140
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	21,000	19,861
Calfrac Holdings LP(a)
06/15/2026	8.500%	32,000	32,038
Callon Petroleum Co.
10/01/2024	6.125%	19,000	19,214
Callon Petroleum Co.(a)
07/01/2026	6.375%	50,000	50,123
Calpine Corp.
01/15/2025	5.750%	42,000	38,456
Calpine Corp.(a)
06/01/2026	5.250%	9,000	8,487
Camelot Finance SA(a)
10/15/2024	7.875%	47,000	47,457
Cardinal Health, Inc.
06/15/2047	4.368%	150,000	131,977
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	57,000	57,743
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	26,000	25,021
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	49,000	48,089
05/01/2026	5.500%	2,000	1,939
05/01/2027	5.125%	140,000	130,980
05/01/2027	5.875%	38,000	37,171
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.
06/15/2026	5.875%	7,000	7,135
06/01/2027	4.875%	31,000	29,771
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	34,000	33,490
Centene Corp.
02/15/2024	6.125%	69,000	72,654
01/15/2025	4.750%	41,000	40,774
Centene Escrow I Corp.(a)
06/01/2026	5.375%	41,000	41,546
Centennial Resource Production LLC(a)
01/15/2026	5.375%	15,000	14,591
CenturyLink, Inc.
03/15/2022	5.800%	52,000	51,474
04/01/2024	7.500%	52,000	53,411
04/01/2025	5.625%	73,000	69,133
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	40,000	39,771
04/01/2028	7.500%	70,000	70,952
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	50,000	47,246
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	21,000	21,189
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	14,000	14,120
Chemours Co. (The)
05/15/2023	6.625%	24,000	25,179
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	36,000	35,677
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	62,000	59,381
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	40,000	36,638
CMS Energy Corp.
11/15/2025	3.600%	682,000	666,922
Core & Main LP(a)
08/15/2025	6.125%	16,000	15,249
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	21,000	19,972
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	66,000	63,787
CSC Holdings LLC(a)
10/15/2025	6.625%	77,000	78,782
10/15/2025	10.875%	81,000	93,327
02/01/2028	5.375%	28,000	25,887
CSX Corp.
11/01/2046	3.800%	195,000	173,063

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
06/01/2026	2.875%	345,000	314,439
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	22,000	21,995
03/15/2027	5.375%	54,000	53,679
DaVita, Inc.
05/01/2025	5.000%	65,000	61,155
DCP Midstream Operating LP
04/01/2044	5.600%	16,000	15,122
Delek Logistics Partners LP
05/15/2025	6.750%	32,000	32,164
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	18,000	18,681
Diamondback Energy, Inc.
11/01/2024	4.750%	13,000	12,680
05/31/2025	5.375%	68,000	68,037
Diamondback Energy, Inc.(a)
05/31/2025	5.375%	12,000	11,962
Discovery Communications LLC
09/20/2047	5.200%	20,000	19,336
DISH DBS Corp.
06/01/2021	6.750%	31,000	31,041
03/15/2023	5.000%	76,000	65,756
11/15/2024	5.875%	25,000	21,195
07/01/2026	7.750%	100,000	87,642
DTE Energy Co.
06/01/2024	3.500%	750,000	738,023
10/01/2026	2.850%	490,000	447,157
Duke Energy Carolinas LLC
03/15/2046	3.875%	505,000	483,977
Eldorado Resorts, Inc.
04/01/2025	6.000%	39,000	39,076
Emera U.S. Finance LP
06/15/2046	4.750%	620,000	611,188
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	7,000	6,790
01/30/2028	5.750%	65,000	63,532
Energizer Gamma Acquisition, Inc.(a),(d)
07/15/2026	6.375%	12,000	12,194
Energy Transfer Equity LP
03/15/2023	4.250%	24,000	23,198
06/01/2027	5.500%	148,000	147,992
Enterprise Products Operating LLC
02/15/2045	5.100%	180,000	185,603
02/15/2048	4.250%	420,000	390,412
Envision Healthcare Corp.(a)
12/01/2024	6.250%	3,000	3,194
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc.
01/15/2026	5.875%	86,000	87,012
05/15/2027	5.375%	67,000	66,830
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	27,000	28,276
02/01/2026	5.625%	17,000	16,298
FedEx Corp.
04/01/2046	4.550%	350,000	338,598
First Data Corp.(a)
12/01/2023	7.000%	148,000	154,117
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,200,000	1,235,660
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	20,000	19,906
Freeport-McMoRan, Inc.
03/15/2043	5.450%	151,000	132,435
Frontier Communications Corp.
01/15/2025	6.875%	37,000	23,830
Frontier Communications Corp.(a)
04/01/2026	8.500%	18,000	17,372
Gartner, Inc.(a)
04/01/2025	5.125%	52,000	51,724
Gates Global LLC/Co.(a)
07/15/2022	6.000%	32,000	32,393
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	68,000	67,300
06/01/2028	5.750%	28,000	28,187
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	27,000	28,142
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	275,000	278,735
H&E Equipment Services, Inc.
09/01/2025	5.625%	15,000	14,740
Halcon Resources Corp.
02/15/2025	6.750%	78,000	72,938
HCA, Inc.
05/01/2023	5.875%	58,000	60,100
02/01/2025	5.375%	136,000	133,936
04/15/2025	5.250%	39,000	39,167
02/15/2027	4.500%	53,000	50,113
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,072
Hertz Corp. (The)(a)
06/01/2022	7.625%	39,000	37,440
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	25,000	24,489

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	20,000	19,682
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	18,000	18,486
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	37,000	37,433
Hologic, Inc.(a)
10/15/2025	4.375%	38,000	36,255
02/01/2028	4.625%	12,000	11,387
HUB International Ltd.(a)
05/01/2026	7.000%	37,000	36,540
IHS Markit Ltd.(a)
11/01/2022	5.000%	35,000	35,360
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	25,000	24,257
Informatica LLC(a)
07/15/2023	7.125%	30,000	30,319
International Game Technology PLC(a)
02/15/2022	6.250%	68,000	69,667
02/15/2025	6.500%	82,000	84,694
Interval Acquisition Corp.
04/15/2023	5.625%	53,000	53,410
IQVIA, Inc.(a)
05/15/2023	4.875%	37,000	37,393
IRB Holding Corp.(a)
02/15/2026	6.750%	15,000	14,398
Iron Mountain, Inc.(a)
09/15/2027	4.875%	45,000	41,609
03/15/2028	5.250%	30,000	27,811
iStar, Inc.
04/01/2022	6.000%	32,000	32,018
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	52,000	53,539
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	41,000	40,400
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	96,000	95,553
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	38,000	36,296
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	78,000	76,659
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	105,000	97,043
Kinder Morgan, Inc.
02/15/2046	5.050%	485,000	458,564
Koppers, Inc.(a)
02/15/2025	6.000%	13,000	13,018
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kroger Co. (The)
01/15/2048	4.650%	385,000	363,644
L Brands, Inc.
11/01/2035	6.875%	39,000	34,368
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	17,000	16,549
11/01/2026	4.875%	52,000	50,569
Laredo Petroleum, Inc.
03/15/2023	6.250%	137,000	137,400
Lennar Corp.
11/15/2024	5.875%	34,000	35,059
06/01/2026	5.250%	21,000	20,577
06/15/2027	5.000%	16,000	15,290
11/29/2027	4.750%	19,000	17,817
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	1,205,000	1,218,306
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	24,000	23,222
03/15/2026	5.625%	13,000	12,955
Match Group, Inc.
06/01/2024	6.375%	49,000	51,529
Match Group, Inc.(a)
12/15/2027	5.000%	27,000	25,107
Mattel, Inc.(a)
12/31/2025	6.750%	36,000	35,046
Meritage Homes Corp.
04/01/2022	7.000%	23,000	24,825
06/01/2025	6.000%	22,000	22,335
06/06/2027	5.125%	28,000	25,968
MetLife, Inc.
09/15/2023	4.368%	75,000	77,677
03/01/2045	4.050%	645,000	599,960
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	20,000	18,580
01/15/2028	4.500%	18,000	16,315
MGM Resorts International
10/01/2020	6.750%	60,000	62,910
12/15/2021	6.625%	52,000	54,750
Molson Coors Brewing Co.
07/15/2046	4.200%	275,000	246,225
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	70,000	71,594
MSCI, Inc.(a)
11/15/2024	5.250%	57,000	57,672
08/01/2026	4.750%	23,000	22,368
Multi-Color Corp.(a)
11/01/2025	4.875%	37,000	34,484

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(a)
02/01/2025	5.750%	78,000	74,027
Navient Corp.
06/15/2022	6.500%	40,000	40,900
03/25/2024	6.125%	71,000	70,241
06/15/2026	6.750%	51,000	49,860
Netflix, Inc.
02/15/2025	5.875%	33,000	33,823
11/15/2026	4.375%	12,000	11,283
Netflix, Inc.(a)
04/15/2028	4.875%	82,000	78,027
11/15/2028	5.875%	93,000	94,013
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	37,000	34,595
NFP Corp.(a)
07/15/2025	6.875%	46,000	45,127
NGPL PipeCo LLC(a)
08/15/2022	4.375%	14,000	13,870
12/15/2037	7.768%	98,000	116,240
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	37,000	35,312
NiSource, Inc.
05/15/2047	4.375%	425,000	416,260
Noble Energy, Inc.
11/15/2043	5.250%	150,000	153,148
Novelis Corp.(a)
08/15/2024	6.250%	21,000	20,995
09/30/2026	5.875%	93,000	89,132
Novolex (a)
01/15/2025	6.875%	15,000	14,467
NRG Energy, Inc.
01/15/2027	6.625%	63,000	64,672
NRG Energy, Inc.(a)
01/15/2028	5.750%	13,000	12,824
NRG Yield Operating LLC
08/15/2024	5.375%	115,000	115,024
09/15/2026	5.000%	31,000	29,648
NuStar Logistics LP
04/28/2027	5.625%	35,000	33,853
Olin Corp.
02/01/2030	5.000%	23,000	21,728
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	56,000	56,410
Pacific Gas & Electric Co.
02/15/2044	4.750%	474,000	449,687
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	24,000	25,026
08/15/2025	5.250%	52,000	51,115
10/15/2027	5.625%	75,000	74,455
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	43,032
PDC Energy, Inc.
09/15/2024	6.125%	60,000	61,200
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,074,545
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	30,000	28,348
Penske Automotive Group, Inc.
12/01/2024	5.375%	41,000	40,473
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	7,000	7,374
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	858,060
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	28,000	28,495
12/01/2025	5.875%	50,000	48,884
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	25,000	25,785
Post Holdings, Inc.(a)
03/01/2025	5.500%	14,000	13,698
08/15/2026	5.000%	86,000	79,812
03/01/2027	5.750%	98,000	95,073
01/15/2028	5.625%	12,000	11,243
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,260,671
PQ Corp.(a)
11/15/2022	6.750%	101,000	106,061
12/15/2025	5.750%	29,000	28,533
Prestige Brands, Inc.(a)
03/01/2024	6.375%	66,000	65,509
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	41,000	39,891
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	59,000	55,289
Quicken Loans, Inc.(a)
05/01/2025	5.750%	12,000	11,759
01/15/2028	5.250%	50,000	46,135
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	10,000	9,474
02/15/2025	6.625%	35,000	32,115
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	116,293	116,715

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	66,361
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	30,000	29,857
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	64,000	73,315
Rowan Companies, Inc.
01/15/2024	4.750%	22,000	18,999
RSP Permian, Inc.
01/15/2025	5.250%	22,000	23,556
SBA Communications Corp.
09/01/2024	4.875%	162,000	155,254
Scientific Games International, Inc.
12/01/2022	10.000%	63,000	67,205
Scientific Games International, Inc.(a)
10/15/2025	5.000%	63,000	59,991
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	52,738
12/15/2026	5.250%	9,000	8,617
Sempra Energy
06/15/2024	3.550%	465,000	457,064
06/15/2027	3.250%	260,000	242,256
SESI LLC
09/15/2024	7.750%	40,000	41,103
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	9,000	8,905
07/15/2026	5.375%	83,000	79,896
08/01/2027	5.000%	42,000	39,127
SM Energy Co.
06/01/2025	5.625%	14,000	13,444
09/15/2026	6.750%	83,000	83,528
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	48,000	48,956
Southern Co. (The)
07/01/2046	4.400%	450,000	439,603
Spectrum Brands, Inc.
11/15/2022	6.625%	54,000	55,810
07/15/2025	5.750%	228,000	225,194
Springleaf Finance Corp.
03/15/2023	5.625%	21,000	20,887
03/15/2025	6.875%	36,000	35,773
03/15/2026	7.125%	31,000	30,855
Sprint Corp.
06/15/2024	7.125%	81,000	81,674
02/15/2025	7.625%	103,000	105,144
03/01/2026	7.625%	60,000	61,184
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	12,903
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a),(d)
07/15/2026	7.000%	21,000	21,219
Steel Dynamics, Inc.
09/15/2025	4.125%	12,000	11,537
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	13,000	12,478
02/15/2026	5.500%	31,000	29,364
03/15/2028	5.875%	6,000	5,671
Symantec Corp.(a)
04/15/2025	5.000%	39,000	37,845
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	16,000	16,295
01/15/2028	5.500%	47,000	46,404
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	10,000	10,056
01/15/2028	5.000%	139,000	129,421
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	64,000	62,351
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	700,000	738,265
Teleflex, Inc.
06/01/2026	4.875%	11,000	10,797
11/15/2027	4.625%	25,000	23,622
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	42,000	40,351
Tenet Healthcare Corp.
06/15/2023	6.750%	43,000	42,694
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	50,000	47,429
05/01/2025	5.125%	45,000	42,841
08/01/2025	7.000%	25,000	24,841
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	58,000	55,044
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	126,000	130,087
02/01/2026	4.500%	23,000	21,460
02/01/2028	4.750%	43,000	39,801
TransDigm, Inc.
05/15/2025	6.500%	105,000	106,170
06/15/2026	6.375%	67,000	66,407
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	34,289
Transocean Guardian Ltd.(a),(d)
01/15/2024	5.875%	19,000	18,931
Transocean, Inc.(a)
01/15/2026	7.500%	14,000	14,247

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TriMas Corp.(a)
10/15/2025	4.875%	5,000	4,791
U.S. Concrete, Inc.
06/01/2024	6.375%	7,000	7,030
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	34,000	35,190
United Rentals North America, Inc.
10/15/2025	4.625%	8,000	7,643
09/15/2026	5.875%	69,000	69,491
05/15/2027	5.500%	18,000	17,465
01/15/2028	4.875%	41,000	38,011
United Technologies Corp.
11/01/2046	3.750%	60,000	52,506
Universal Health Services, Inc.(a)
08/01/2022	4.750%	58,000	58,327
Valeant Pharmaceuticals International, Inc.(a)
04/01/2026	9.250%	35,000	36,360
01/31/2027	8.500%	16,000	16,204
Valvoline, Inc.
08/15/2025	4.375%	33,000	30,705
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	7,000	6,706
Verizon Communications, Inc.
03/15/2055	4.672%	390,000	345,900
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	7,000	7,239
Viking Cruises Ltd.(a)
09/15/2027	5.875%	26,000	24,693
Vistra Energy Corp.
11/01/2024	7.625%	34,000	36,358
Vistra Energy Corp.(a)
01/30/2026	8.125%	24,000	26,097
Weatherford International LLC(a)
03/01/2025	9.875%	6,000	6,024
Weatherford International Ltd.
06/15/2021	7.750%	28,000	28,790
WellCare Health Plans, Inc.
04/01/2025	5.250%	72,000	71,590
Wells Fargo & Co.
10/23/2026	3.000%	160,000	147,755
WESCO Distribution, Inc.
06/15/2024	5.375%	18,000	17,760
WeWork Companies, Inc.(a)
05/01/2025	7.875%	11,000	10,535
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	37,000	38,107
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
01/15/2023	3.700%		40,000	38,698
Williams Partners LP
09/15/2045	5.100%		215,000	212,337
WPX Energy, Inc.
01/15/2022	6.000%		22,000	22,879
09/15/2024	5.250%		50,000	49,429
06/01/2026	5.750%		18,000	17,969
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		44,000	42,982
05/15/2027	5.250%		7,000	6,548
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		94,000	92,341
Zekelman Industries, Inc.(a)
06/15/2023	9.875%		20,000	21,944
Total				30,975,515
Total Corporate Bonds & Notes (Cost $45,008,290)				43,762,367

Foreign Government Obligations(b),(e) 34.4%

Argentina 1.0%
Argentine Republic Government International Bond
04/22/2021	6.875%		500,000	494,422
04/22/2026	7.500%		700,000	647,641
04/22/2046	7.625%		150,000	121,514
Total				1,263,577
Australia 1.2%
Australia Government Bond(a)
04/21/2027	4.750%	AUD	1,819,000	1,576,033
Brazil 0.4%
Petrobras Global Finance BV
03/17/2024	6.250%		563,000	558,720
Canada 2.2%
Canadian Government Bond
06/01/2028	2.000%	CAD	3,700,000	2,773,552
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		200,000	215,061
Dominican Republic 1.0%
Dominican Republic International Bond(a)
04/20/2027	8.625%		1,092,000	1,232,954
Egypt 0.8%
Egypt Government International Bond(a)
01/31/2027	7.500%		1,100,000	1,080,996

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Foreign Government Obligations(b),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 10.7%
Bundesrepublik Deutschland Bundesanleihe(a)
07/04/2021	3.250%	EUR	3,000,000	3,910,649
07/04/2042	3.250%	EUR	3,450,000	6,096,378
08/15/2046	2.500%	EUR	2,300,000	3,693,342
Total				13,700,369
Honduras 1.0%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,200,000	1,283,606
Indonesia 0.3%
Indonesia Government International Bond(a)
05/05/2021	4.875%		364,000	374,471
Italy 3.4%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	190	303
Italy Buoni Poliennali Del Tesoro(a)
09/01/2028	4.750%	EUR	2,000,000	2,738,988
Republic of Italy Government International Bond(a)
07/31/2024	5.125%	EUR	1,200,000	1,627,973
Total				4,367,264
Japan 0.5%
Japan Government 30-Year Bond
09/20/2046	0.500%	JPY	71,000,000	610,338
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		199,000	199,071
Mexico 1.5%
Mexican Bonos
12/05/2024	10.000%	MXN	11,720,000	662,937
Mexico Government International Bond
09/27/2034	6.750%		104,000	122,391
Petroleos Mexicanos
01/24/2022	4.875%		430,000	433,685
09/21/2023	4.625%		165,000	162,481
01/18/2024	4.875%		563,000	555,227
Total				1,936,721
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	238,716
Russian Federation 1.1%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		1,274,000	1,351,812
Foreign Government Obligations(b),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Senegal 1.2%
Senegal Government International Bond(a)
07/30/2024	6.250%		1,600,000	1,573,610
Serbia 0.2%
Serbia International Bond(a)
12/03/2018	5.875%		232,000	234,322
South Korea 1.2%
Korea Treasury Bond
06/10/2026	1.875%	KRW	1,800,000,000	1,541,627
Spain 2.3%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	1,196,000	1,520,108
10/31/2044	5.150%	EUR	780,000	1,405,567
Total				2,925,675
United Kingdom 3.8%
United Kingdom Gilt(a)
12/07/2027	4.250%	GBP	1,500,000	2,501,093
01/22/2045	3.500%	GBP	1,330,000	2,402,014
Total				4,903,107
Total Foreign Government Obligations (Cost $44,096,271)				43,941,602

Residential Mortgage-Backed Securities - Non-Agency 2.0%

United States 2.0%
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2013-2 Class 1A3
11/25/2037	3.714%		2,560,716	2,565,711
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,599,099)				2,565,711

Senior Loans 0.1%
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.1%
Chesapeake Energy Corp.(g),(h)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.594%		46,701	48,812
Genesys Telecommunications Laboratories, Inc.(g),(h)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.594%		15,801	15,781

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Serta Simmons Bedding LLC(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	51,104	34,176
UFC Holdings LLC(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.594%	4,000	4,020
Total			102,789
Total Senior Loans (Cost $117,307)			102,789

Treasury Bills 8.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 8.1%
U.S. Treasury Bills
07/26/2018	1.710%	10,400,000	10,386,877
Total Treasury Bills (Cost $10,386,630)			10,386,877

U.S. Treasury Obligations 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 9.4%
U.S. Treasury
03/31/2020	2.250%	7,000,000	6,968,577
07/31/2021	1.125%	2,287,400	2,185,969
02/15/2027	2.250%	3,000,000	2,863,725
Total			12,018,271
Total U.S. Treasury Obligations (Cost $12,260,252)			12,018,271

Money Market Funds 7.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(i),(j)	8,882,088	8,882,088
Total Money Market Funds (Cost $8,881,336)		8,882,088
Total Investments in Securities (Cost $127,007,838)		125,290,365
Other Assets & Liabilities, Net		2,526,617
Net Assets		$127,816,982

At June 30, 2018, securities and/or cash totaling $2,001,402 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
425,345 USD	2,697,000 DKK	Citi	07/17/2018	—	(2,146)
478,683 USD	130,000,000 HUF	Citi	07/17/2018	—	(17,276)
407,281 USD	13,000,000 THB	Citi	07/17/2018	—	(14,748)
560,000 EUR	661,025 USD	Credit Suisse	07/17/2018	6,372	—
4,030,000 EUR	4,697,752 USD	Credit Suisse	07/17/2018	—	(13,410)
779,020 USD	1,006,000 CAD	Credit Suisse	07/17/2018	—	(13,604)
10,255,889 USD	8,739,000 EUR	Credit Suisse	07/17/2018	—	(39,799)
167,713 USD	1,360,000 NOK	Credit Suisse	07/17/2018	—	(631)
672,484 USD	5,871,000 SEK	Credit Suisse	07/17/2018	—	(16,300)
32,250,000 JPY	293,513 USD	HSBC	07/17/2018	1,945	—
21,508,045 USD	2,351,453,000 JPY	HSBC	07/17/2018	—	(248,861)
4,852,000 MXN	240,992 USD	Morgan Stanley	07/17/2018	—	(2,764)
868,339 USD	855,000 CHF	Morgan Stanley	07/17/2018	—	(3,916)
224,359 USD	319,000 NZD	Morgan Stanley	07/17/2018	—	(8,297)
262,146 USD	960,000 PLN	Morgan Stanley	07/17/2018	—	(5,800)
258,437 USD	345,000 SGD	Morgan Stanley	07/17/2018	—	(5,157)
112,290 USD	120,000,000 KRW	Standard Chartered	07/17/2018	—	(4,549)
258,454 USD	16,087,000 RUB	Standard Chartered	07/17/2018	—	(2,695)
105,000 GBP	139,514 USD	UBS	07/17/2018	850	—
1,677,003 USD	1,255,000 GBP	UBS	07/17/2018	—	(19,627)
Total				9,167	(419,580)

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	50	09/2018	AUD	6,468,084	67,791	—
U.S. Ultra Bond	53	09/2018	USD	8,507,722	200,287	—
Total					268,078	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(224)	12/2019	EUR	(56,072,800)	—	(97,741)
Euro-Bobl	(225)	09/2018	EUR	(29,922,143)	44,852	—
Euro-Bund	(6)	09/2018	EUR	(982,593)	—	(1,502)
U.S. Long Bond	(6)	09/2018	USD	(885,162)	—	(16,701)
U.S. Treasury 10-Year Note	(233)	09/2018	USD	(28,110,651)	—	(209,837)
U.S. Treasury 5-Year Note	(31)	09/2018	USD	(3,526,907)	—	(8,040)
Total					44,852	(333,821)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.366%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	10/10/2027	USD	15,700,000	(756,497)	—	—	—	(756,497)
Fixed rate of 0.254%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/19/2046	JPY	551,441,313	(737,818)	—	—	—	(737,818)
Total							(1,494,315)	—	—	—	(1,494,315)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	11,100,000	(7,554)	—	—	—	(7,554)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	7,000,000	(1,662)	—	—	—	(1,662)
Markit iTraxx Europe Crossover Index, Series 29	Morgan Stanley	06/20/2023	5.000	Quarterly	EUR	9,700,000	228,211	—	—	228,211	—
Total							218,995	—	—	228,211	(9,216)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $63,252,347, which represents 49.49% of net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(h)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	6,751,115	67,393,828	(65,262,855)	8,882,088	172	528	116,420	8,882,088
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,421,024	—	—	1,421,024
Commercial Mortgage-Backed Securities - Non-Agency	—	2,209,636	—	—	2,209,636
Corporate Bonds & Notes	—	43,762,367	—	—	43,762,367
Foreign Government Obligations	—	43,941,602	—	—	43,941,602
Residential Mortgage-Backed Securities - Non-Agency	—	2,565,711	—	—	2,565,711
Senior Loans	—	102,789	—	—	102,789
Treasury Bills	10,386,877	—	—	—	10,386,877
U.S. Treasury Obligations	12,018,271	—	—	—	12,018,271
Money Market Funds	—	—	—	8,882,088	8,882,088
Total Investments in Securities	22,405,148	94,003,129	—	8,882,088	125,290,365
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	9,167	—	—	9,167
Futures Contracts	312,930	—	—	—	312,930
Swap Contracts	—	228,211	—	—	228,211
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(419,580)	—	—	(419,580)
Futures Contracts	(333,821)	—	—	—	(333,821)
Swap Contracts	—	(1,503,531)	—	—	(1,503,531)
Total	22,384,257	92,317,396	—	8,882,088	123,583,741
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20C Class 1
03/01/2032	2.510%	1,222,937	1,206,790
Series 2012-20J Class 1
10/01/2032	2.180%	6,629,842	6,446,378
Series 2012-20L Class 1
12/01/2032	1.930%	907,777	875,540
Series 2013-20E Class 1
05/01/2033	2.070%	2,851,659	2,758,999
Series 2014-20I Class 1
09/01/2034	2.920%	332,015	329,375
Series 2015-20C Class 1
03/01/2035	2.720%	937,399	923,505
Series 2016-20F Class 1
06/01/2036	2.180%	16,680,803	15,791,921
Series 2016-20K Class 1
11/01/2036	2.570%	11,123,094	10,773,180
Series 2017-20H Class 1
08/01/2037	2.750%	11,013,915	10,528,673
Series 2017-20I Class 1
09/01/2037	2.590%	19,289,816	18,292,258
Series 2017-20K Class 1
11/01/2037	2.790%	20,064,301	19,372,971
Total Asset-Backed Securities — Agency (Cost $90,702,238)			87,299,590

Asset-Backed Securities — Non-Agency 23.3%

ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.698%	18,020,000	17,978,860
Avant Loans Funding Trust(a)
Series 2018-A Class A
06/15/2021	3.090%	34,000,000	33,980,943
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.762%	22,300,000	22,238,965
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	3.528%	5,500,000	5,500,660
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	2.573%	2,730,000	2,730,141
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.130%	24,000,000	23,836,848
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	903,687	902,939
Cent CLO Ltd.(a),(b)
Series 20 18-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.953%	21,000,000	20,994,141
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	3.073%	4,760,228	4,774,188
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	2.413%	9,404,580	9,398,512
Series 2017-4A Class A2
1-month USD LIBOR + 0.340% 11/15/2029	2.383%	12,015,000	12,002,068
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	27,393,952	27,293,810
Series 2018-NP1 Class A
05/15/2024	2.990%	20,998,740	20,989,528
Series 2018-NP1 Class B
05/15/2024	3.670%	10,000,000	9,985,126
Subordinated, Series 2017-P2 Class B
01/15/2024	3.560%	10,600,000	10,538,429
Conn’s Receivables Funding LLC(a)
Series 2017-A Class B
02/15/2020	5.110%	2,042,575	2,052,910
Series 2017-B Class A
07/15/2020	2.730%	18,048,937	18,043,629
Subordinated, Series 2017-B Class B
11/15/2020	4.520%	18,529,000	18,667,977
Consumer Loan Underlying Bond Credit Trust(a)
Series 2017-NP2 Class A
01/16/2024	2.550%	7,610,123	7,604,386
Series 2017-NP2 Class B
01/16/2024	3.500%	4,200,000	4,188,454
Series 2018-P1 Class A
07/15/2025	3.390%	44,600,000	44,576,826
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	20,900,000	20,899,304
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DRB Prime Student Loan Trust(a)
Series 2016-B Class A2
06/25/2040	2.890%	4,372,897	4,279,056
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	3.778%	17,825,000	17,876,586
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% 05/15/2031	3.240%	14,617,500	14,464,426
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	8,925,000	8,811,472
Series 2016-1 Class A
08/15/2027	2.310%	9,578,000	9,382,123
Series 2017-1 Class A
08/15/2028	2.620%	19,500,000	19,110,860
Series 2017-2 Class A
03/15/2029	2.360%	6,800,000	6,563,080
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/2022	2.090%	7,025,000	6,919,577
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	12,220,000	11,915,663
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.923%	6,075,000	6,107,793
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.705%	10,000,000	9,900,240
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	481,032	480,155
Series 2015-2 Class A3
03/16/2020	1.300%	107,526	107,485
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	2.616%	2,714,914	2,715,004
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	3.146%	9,027,534	9,058,855
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.696%	7,127,585	7,136,135
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	14,200,000	14,045,318
Series 2015-3A Class A
09/25/2021	2.670%	4,490,000	4,418,249
Series 2016-1A Class A
03/25/2020	2.320%	4,560,000	4,539,172
Series 2016-2A Class A
03/25/2022	2.950%	16,490,000	16,256,149
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	8,148,000	8,169,138
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.973%	2,520,000	2,532,379
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class A1R
3-month USD LIBOR + 1.190% 10/21/2030	3.552%	6,250,000	6,265,275
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.397%	40,300,000	39,890,350
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	32,256,760	32,165,608
Series 2018-1A Class B
03/15/2028	3.190%	14,500,000	14,396,821
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2017-T1 Class AT1
02/15/2051	3.214%	9,360,000	9,292,235
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	288,507	285,990
NextGear Floorplan Master Owner Trust(a),(b)
Series 2017-2A Class A1
1-month USD LIBOR + 0.680% 10/17/2022	2.753%	4,985,000	5,011,353
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.383%	21,325,000	21,338,228
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.679%	7,000,000	7,018,438
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% 01/20/2031	3.148%	20,375,000	20,358,965

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% 01/22/2030	3.812%	45,625,000	45,322,871
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/2048	2.521%	13,100,000	13,079,531
Series 2017-T1 Class AT1
09/15/2048	2.499%	5,530,000	5,523,415
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	24,663	24,657
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	4,488,998	4,498,680
Series 2015-2A Class A
07/18/2025	2.570%	2,321,687	2,321,053
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,395,330
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.612%	1,962,500	2,036,806
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	2.903%	31,700,000	31,665,415
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.203%	20,000,000	19,866,780
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	18,158,430	18,142,747
Series 2018-1A Class B
06/17/2024	3.900%	16,000,000	15,988,672
Series 2018-1A Class C
06/17/2024	4.870%	10,500,000	10,479,917
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	5,500,000	5,588,282
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	9,000,000	9,066,824
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.748%	28,000,000	27,905,920
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	2,114,215	2,067,008
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	27,239,903	27,127,934
Series 2017-3 Class A
05/25/2026	2.770%	13,185,258	13,081,250
SoFi Consumer Loan Program Trust(a)
Series 20 18-2 Class A1
04/26/2027	2.930%	10,785,524	10,771,458
Series 2018-1 Class A1
02/25/2027	2.550%	18,810,481	18,725,218
Series 2018-1 Class A2
02/25/2027	3.140%	11,000,000	10,920,996
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	5	2,246,013
Series 2016-A Class RIO
01/25/2038	0.000%	8	2,003,426
Series 2016-A Class RPO
01/25/2038	0.000%	6	2,778,384
Series 2016-B Class RC
04/25/2037	0.000%	2	698,713
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/2036	2.760%	6,507,346	6,434,622
SoFi Professional Loan Program LLC(a),(c),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	50,000	3,450,000
Springleaf Funding Trust(a)
Series 2016-AA Class A
11/15/2029	2.900%	15,390,000	15,310,705
SPS Servicer Advance Receivables Trust(a)
Series 2016-T2 Class AT2
11/15/2049	2.750%	13,100,000	13,219,277
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a),(e)
Series 2016-T1 Class AT1
11/16/2048	2.530%	3,350,000	3,365,343
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.250% 01/15/2030	3.598%	7,250,000	7,280,769
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% 01/15/2030	3.718%	11,171,429	11,072,662
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	3.098%	2,396,458	2,396,746

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Receivables Owner Trust(b)
Series 2017-B Class A2B
1-month USD LIBOR + 0.060% 01/15/2020	2.133%	3,808,179	3,807,795
Volvo Financial Equipment LLC(a)
Series 2015-1A Class A3
06/17/2019	1.510%	83,085	83,062
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.798%	11,000,000	11,016,874
Total Asset-Backed Securities — Non-Agency (Cost $1,089,583,171)			1,082,755,977

Commercial Mortgage-Backed Securities - Agency 2.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g)
Series 2017-K070 Class A2
11/25/2027	3.303%	26,735,000	26,426,633
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	31,000,000	30,596,470
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	52,500,000	51,104,051
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	15,709,726	15,382,734
Total Commercial Mortgage-Backed Securities - Agency (Cost $128,330,882)			123,509,888

Commercial Mortgage-Backed Securities - Non-Agency 7.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,355,353	2,361,374
Series 2015-SFR2 Class A
10/17/2045	3.732%	6,829,442	6,861,206
Ashford Hospitality Trust(a),(b),(h)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% 05/15/2035	3.900%	14,500,000	14,500,016
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% 06/15/2035	3.761%	6,950,000	6,949,983
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% 06/15/2035	4.361%	6,310,000	6,340,855
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.743%	21,900,000	21,838,332
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% 05/15/2035	4.493%	6,900,000	6,908,559
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% 11/15/2036	3.573%	18,000,000	18,027,126
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	5.073%	24,100,000	24,225,404
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	5,270,000	5,266,209
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	5,365,000	4,837,376
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	3,000,000	2,503,248
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	19,000,000	19,171,395
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	6,800,000	6,684,612
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	4.123%	19,304,751	19,386,072
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	1,188,009	1,197,175
Hilton U.S.A. Trust(a)
Series 2016-HHV Class A
11/05/2038	3.719%	8,300,000	8,221,988
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	13,301,000	13,465,926
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	4,005,414
Subordinated, Series 2016-HHV Class E
11/05/2038	4.194%	5,865,000	5,474,049
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	10,375,000	10,382,302

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% 06/17/2037	2.796%	34,949,956	34,931,922
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	9,060,000	9,354,890
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	4,857,967	5,030,645
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	6,495,000	6,569,685
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,326,825	9,990,453
Series 2018-SFR1 Class A
03/17/2035	3.255%	18,965,000	18,646,219
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	560,182	560,182
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	2.923%	6,760,000	6,819,754
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% 02/15/2032	3.323%	10,469,000	10,560,559
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	4.973%	16,259,000	16,273,923
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,350,000	5,238,077
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $334,449,089)			332,584,930

Corporate Bonds & Notes 26.0%

Aerospace & Defense 0.9%
Bombardier, Inc.(a)
12/01/2021	8.750%	344,000	379,306
12/01/2024	7.500%	1,167,000	1,227,486
Lockheed Martin Corp.
12/15/2042	4.070%	4,094,000	3,939,714
09/15/2052	4.090%	6,710,000	6,338,279
Northrop Grumman Corp.
01/15/2025	2.930%	11,960,000	11,353,688
01/15/2028	3.250%	7,430,000	6,994,691
10/15/2047	4.030%	8,305,000	7,773,928
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	2,732,000	2,707,825
Total			40,714,917
Automotive 0.7%
Delphi Technologies PLC(a)
10/01/2025	5.000%	333,000	318,187
Ford Motor Co.
02/01/2029	6.375%	3,333,000	3,626,387
12/08/2046	5.291%	2,550,000	2,362,557
Ford Motor Credit Co. LLC
11/02/2020	2.343%	9,700,000	9,446,442
Schaeffler Finance BV(a)
05/15/2023	4.750%	15,965,000	15,944,245
Total			31,697,818
Banking 1.4%
Ally Financial, Inc.
09/30/2024	5.125%	552,000	561,384
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	3,220,000	3,307,259
Banco Mercantil del Norte SA(a),(i)
Subordinated
10/04/2031	5.750%	2,575,000	2,361,970
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	5,275,000	5,397,348
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	2,910,000	2,699,299
Capital One Financial Corp.
05/12/2020	2.500%	13,110,000	12,912,970
JPMorgan Chase & Co.(i)
02/01/2028	3.782%	7,075,000	6,908,264
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	3.313%	13,661,000	12,358,929
Wells Fargo & Co.
01/30/2020	2.150%	9,650,000	9,507,305
10/23/2026	3.000%	9,035,000	8,343,542
Total			64,358,270
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	824,000	808,364

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	1,144,000	1,172,833
05/15/2026	5.875%	760,000	747,448
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	1,075,000	990,535
Cemex SAB de CV(a)
04/16/2026	7.750%	5,110,000	5,517,987
Core & Main LP(a)
08/15/2025	6.125%	166,000	158,213
HD Supply, Inc.(a)
04/15/2024	5.750%	470,000	492,896
James Hardie International Finance DAC(a)
01/15/2025	4.750%	600,000	585,469
Total			9,665,381
Cable and Satellite 0.6%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	1,778,000	1,716,371
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,425,000	2,268,767
05/01/2027	5.875%	1,258,000	1,230,540
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	1,131,000	1,146,388
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	960,000	882,502
Comcast Corp.
08/15/2047	4.000%	8,210,000	7,268,305
CSC Holdings LLC(a)
10/15/2025	6.625%	1,769,000	1,809,947
02/01/2028	5.375%	1,118,000	1,033,640
DISH DBS Corp.
07/01/2026	7.750%	3,014,000	2,641,521
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	201,000	190,431
02/15/2025	6.625%	522,000	478,966
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	679,000	671,849
07/15/2026	5.375%	40,000	38,504
08/01/2027	5.000%	1,687,000	1,571,611
Unitymedia GmbH(a)
01/15/2025	6.125%	1,150,000	1,184,506
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	1,080,000	1,091,783
Videotron Ltd.(a)
04/15/2027	5.125%	320,000	311,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
01/15/2025	5.750%	290,000	271,542
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	754,000	697,721
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	683,284
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	1,200,000	1,121,971
Total			28,311,624
Chemicals 0.2%
Alpha 2 BV(a)
06/01/2023	8.750%	605,000	601,803
Angus Chemical Co.(a)
02/15/2023	8.750%	340,000	355,301
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	575,000	567,800
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	573,000	568,752
Chemours Co. (The)
05/15/2023	6.625%	225,000	236,054
05/15/2025	7.000%	550,000	589,571
INEOS Group Holdings SA(a)
08/01/2024	5.625%	807,000	794,964
Koppers, Inc.(a)
02/15/2025	6.000%	244,000	244,334
LYB International Finance BV
07/15/2043	5.250%	2,960,000	3,081,464
Olin Corp.
02/01/2030	5.000%	566,000	534,690
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	340,000	346,016
12/01/2025	5.875%	843,000	824,177
PQ Corp.(a)
11/15/2022	6.750%	680,000	714,075
12/15/2025	5.750%	684,000	672,991
Total			10,131,992
Construction Machinery 0.1%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	216,000	209,538
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	588,159
05/15/2027	5.500%	554,000	537,532
01/15/2028	4.875%	1,820,000	1,687,331
Total			3,022,560

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	437,000	433,130
09/01/2023	7.625%	336,000	293,692
Interval Acquisition Corp.
04/15/2023	5.625%	510,000	513,943
Total			1,240,765
Consumer Products 0.1%
Energizer Gamma Acquisition, Inc.(a),(h)
07/15/2026	6.375%	195,000	198,152
Mattel, Inc.(a)
12/31/2025	6.750%	593,000	577,280
Prestige Brands, Inc.(a)
03/01/2024	6.375%	604,000	599,506
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	592,000	612,179
12/15/2026	5.250%	128,000	122,551
Spectrum Brands, Inc.
07/15/2025	5.750%	1,413,000	1,395,610
Valvoline, Inc.
08/15/2025	4.375%	319,000	296,819
Total			3,802,097
Diversified Manufacturing 0.0%
Apergy Corp.(a)
05/01/2026	6.375%	704,000	715,566
BWX Technologies, Inc.(a)
07/15/2026	5.375%	177,000	179,260
Gates Global LLC/Co.(a)
07/15/2022	6.000%	276,000	279,393
SPX FLOW, Inc.(a)
08/15/2024	5.625%	232,000	230,274
TriMas Corp.(a)
10/15/2025	4.875%	51,000	48,864
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	387,000	424,608
Total			1,877,965
Electric 2.8%
AES Corp.
03/15/2023	4.500%	724,000	716,342
09/01/2027	5.125%	245,000	244,637
Calpine Corp.
01/15/2025	5.750%	200,000	183,123
Calpine Corp.(a)
06/01/2026	5.250%	737,000	694,979
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	3,330,000	3,333,593
02/15/2027	2.950%	195,000	178,743
08/15/2027	3.450%	2,770,000	2,644,159
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	8,612,538
DTE Energy Co.
10/01/2026	2.850%	22,932,000	20,926,964
Duke Energy Corp.
08/15/2027	3.150%	10,655,000	9,912,379
Duke Energy Progress LLC
03/30/2044	4.375%	2,180,000	2,259,128
09/15/2047	3.600%	2,870,000	2,602,057
Duke Energy Progress, Inc.
08/15/2045	4.200%	3,777,000	3,785,665
E.ON International Finance BV(a)
04/30/2038	6.650%	3,697,000	4,648,649
Emera U.S. Finance LP
06/15/2046	4.750%	19,436,000	19,159,756
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,597,399
Indiana Michigan Power Co.
07/01/2047	3.750%	2,302,000	2,134,309
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	848,000	792,880
NRG Energy, Inc.
01/15/2027	6.625%	633,000	649,795
NRG Energy, Inc.(a)
01/15/2028	5.750%	643,000	634,297
NRG Yield Operating LLC
08/15/2024	5.375%	712,000	712,147
09/15/2026	5.000%	699,000	668,515
Pacific Gas & Electric Co.
12/01/2047	3.950%	17,450,000	14,917,464
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	821,000	821,608
Southern Co. (The)
07/01/2026	3.250%	13,151,000	12,350,538
07/01/2036	4.250%	2,260,000	2,210,038
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,242,000	1,178,706
Vistra Energy Corp.
11/01/2024	7.625%	165,000	176,442
Vistra Energy Corp.(a)
01/30/2026	8.125%	1,169,000	1,271,129
WEC Energy Group, Inc.
06/15/2025	3.550%	1,606,000	1,580,111

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,389,226
Total			129,987,316
Finance Companies 1.3%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	684,000	684,004
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	31,646,172
11/15/2035	4.418%	19,330,000	18,717,819
iStar, Inc.
04/01/2022	6.000%	357,000	357,200
Navient Corp.
06/15/2022	6.500%	1,851,000	1,892,646
06/15/2026	6.750%	697,000	681,423
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	632,000	614,901
Quicken Loans, Inc.(a)
05/01/2025	5.750%	941,000	922,112
Springleaf Finance Corp.
03/15/2023	5.625%	148,000	147,203
03/15/2025	6.875%	647,000	642,924
03/15/2026	7.125%	429,000	426,989
Unifin Financiera SAB de CV SOFOM ENR(a)
01/15/2025	7.000%	2,980,000	2,732,791
Total			59,466,184
Food and Beverage 2.6%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	13,276,000	13,655,548
Aramark Services, Inc.(a)
02/01/2028	5.000%	1,184,000	1,130,299
B&G Foods, Inc.
04/01/2025	5.250%	605,000	570,316
Bacardi Ltd.(a)
05/15/2048	5.300%	23,460,000	22,309,005
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	522,000	499,952
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	874,000	804,290
Kraft Heinz Foods Co.
06/01/2046	4.375%	19,403,000	16,808,334
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	493,000	479,434
MARB BondCo PLC(a)
03/15/2024	7.000%	2,175,000	2,093,794
MHP SE(a)
05/10/2024	7.750%	3,140,000	3,155,257
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molson Coors Brewing Co.
07/15/2046	4.200%	22,646,000	20,276,390
Mondelez International, Inc.(a)
10/28/2019	1.625%	32,085,000	31,503,780
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,189,000	1,103,453
03/01/2027	5.750%	1,980,000	1,920,857
01/15/2028	5.625%	176,000	164,893
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% 08/21/2020	2.781%	5,245,000	5,244,916
Total			121,720,518
Gaming 0.3%
Boyd Gaming Corp.
05/15/2023	6.875%	292,000	306,803
Boyd Gaming Corp.(a)
08/15/2026	6.000%	485,000	480,063
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	204,000	192,938
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	386,751
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	460,000	455,263
06/01/2028	5.750%	885,000	890,906
International Game Technology PLC(a)
02/15/2022	6.250%	1,103,000	1,130,040
02/15/2025	6.500%	1,056,000	1,090,688
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	329,000	338,736
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	469,148
MGM Resorts International
03/15/2023	6.000%	1,090,000	1,121,490
06/15/2025	5.750%	339,000	338,233
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,174,000	1,109,354
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	310,000	308,523
Scientific Games International, Inc.
12/01/2022	10.000%	530,000	565,374
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,480,000	1,409,320
Stars Group Holdings BV/Co-Borrower LLC(a),(h)
07/15/2026	7.000%	328,000	331,417
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	234,384	56,838

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	907,000	886,006
05/15/2027	5.250%	61,000	57,059
Total			11,924,950
Health Care 2.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	797,000	818,610
Amsurg Corp.
07/15/2022	5.625%	183,000	185,986
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.344%	10,234,000	10,271,845
Becton Dickinson and Co.
06/06/2027	3.700%	19,330,000	18,313,261
05/15/2044	4.875%	5,060,000	4,916,195
Cardinal Health, Inc.
06/15/2027	3.410%	9,235,000	8,473,325
06/15/2047	4.368%	5,810,000	5,111,911
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	743,000	702,069
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	216,000	217,852
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	307,000	281,198
CHS/Community Health Systems, Inc.(a)
06/30/2024	8.125%	33,000	27,243
CVS Health Corp.
03/25/2048	5.050%	11,080,000	11,259,851
DaVita, Inc.
07/15/2024	5.125%	285,000	277,743
05/01/2025	5.000%	1,200,000	1,129,020
Envision Healthcare Corp.(a)
12/01/2024	6.250%	9,000	9,583
Express Scripts Holding Co.
07/15/2046	4.800%	14,445,000	13,756,161
HCA, Inc.
04/15/2025	5.250%	3,475,000	3,489,849
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	341,000	334,028
Hologic, Inc.(a)
10/15/2025	4.375%	82,000	78,234
02/01/2028	4.625%	575,000	545,620
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	12,995,476
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	1,124,000	1,149,596
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	166,000	171,213
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	697,000	710,881
Teleflex, Inc.
11/15/2027	4.625%	861,000	813,529
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	482,000	457,215
05/01/2025	5.125%	257,000	244,671
08/01/2025	7.000%	376,000	373,607
Total			97,115,772
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	1,207,000	1,200,334
Centene Escrow I Corp.(a)
06/01/2026	5.375%	671,000	679,937
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,220,000	2,967,362
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,176,000	1,169,306
Total			6,016,939
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	356,000	367,092
06/01/2026	5.250%	104,000	101,903
11/29/2027	4.750%	162,000	151,913
Meritage Homes Corp.
04/01/2022	7.000%	439,000	473,830
06/01/2025	6.000%	660,000	670,052
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	786,000	783,134
Total			2,547,924
Independent Energy 0.5%
Callon Petroleum Co.
10/01/2024	6.125%	177,000	178,990
Callon Petroleum Co.(a)
07/01/2026	6.375%	734,000	735,805
Canadian Natural Resources Ltd.
06/30/2033	6.450%	1,795,000	2,103,718
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	487,000	493,350
Centennial Resource Production LLC(a)
01/15/2026	5.375%	103,000	100,194
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	330,000	332,973

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,469,000	1,419,741
Diamondback Energy, Inc.
11/01/2024	4.750%	215,000	209,705
05/31/2025	5.375%	6,462,000	6,465,496
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	45,000	43,650
01/30/2028	5.750%	1,563,000	1,527,690
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	258,000	270,191
02/01/2026	5.625%	450,000	431,409
Halcon Resources Corp.
02/15/2025	6.750%	1,232,000	1,152,051
Hess Corp.
02/15/2041	5.600%	1,965,000	1,987,317
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	400,000	388,112
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	621,000	611,909
Laredo Petroleum, Inc.
03/15/2023	6.250%	720,000	722,102
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	800,000	786,379
10/15/2027	5.625%	185,000	183,655
PDC Energy, Inc.
09/15/2024	6.125%	481,000	490,620
PDC Energy, Inc.(a)
05/15/2026	5.750%	600,000	596,543
RSP Permian, Inc.
01/15/2025	5.250%	222,000	237,705
SM Energy Co.
09/15/2026	6.750%	1,539,000	1,548,793
Whiting Petroleum Corp.(a)
01/15/2026	6.625%	583,000	600,447
WPX Energy, Inc.
01/15/2022	6.000%	61,000	63,439
09/15/2024	5.250%	658,000	650,492
06/01/2026	5.750%	308,000	307,477
Total			24,639,953
Integrated Energy 0.2%
Cenovus Energy, Inc.
11/15/2039	6.750%	9,635,000	10,601,660
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	361,000	376,371
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	323,000	318,155
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	227,000	219,639
03/15/2026	5.625%	206,000	205,295
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	204,000	212,456
Viking Cruises Ltd.(a)
09/15/2027	5.875%	405,000	384,646
Total			1,716,562
Life Insurance 1.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	9,785,000	8,087,694
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	2,355,000	2,253,686
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	7,270,000	6,727,011
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	5,595,000	5,465,526
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	1,405,000	1,481,803
05/15/2047	4.270%	10,325,000	9,932,061
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	5,823,180
06/15/2046	4.800%	4,816,000	4,734,383
Total			44,505,344
Lodging 0.0%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	1,267,000	1,259,084
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	533,000	505,993
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	329,000	323,774
Total			2,088,851
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/01/2019	6.900%	6,496,000	6,666,702
Discovery Communications LLC
09/20/2047	5.200%	1,794,000	1,734,401
Match Group, Inc.
06/01/2024	6.375%	695,000	730,868

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	289,000	268,736
Netflix, Inc.
11/15/2026	4.375%	112,000	105,306
Netflix, Inc.(a)
04/15/2028	4.875%	2,363,000	2,248,515
11/15/2028	5.875%	1,098,000	1,109,963
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	331,000	315,897
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	788,000	793,770
Total			13,974,158
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	656,000	675,401
Constellium NV(a)
05/15/2024	5.750%	780,000	761,450
02/15/2026	5.875%	595,000	573,816
Freeport-McMoRan, Inc.
11/14/2024	4.550%	511,000	485,660
03/15/2043	5.450%	1,609,000	1,411,177
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	674,000	702,504
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	992,000	1,039,194
Novelis Corp.(a)
09/30/2026	5.875%	472,000	452,369
Teck Resources Ltd.
07/15/2041	6.250%	872,000	869,839
Total			6,971,410
Midstream 1.2%
DCP Midstream Operating LP
04/01/2044	5.600%	259,000	244,783
Delek Logistics Partners LP
05/15/2025	6.750%	297,000	298,521
Energy Transfer Equity LP
06/01/2027	5.500%	2,734,000	2,733,850
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,120,000	1,133,104
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	2,073,000	2,524,750
01/15/2038	6.950%	715,000	815,558
11/15/2040	7.500%	2,770,000	3,295,444
Kinder Morgan, Inc.
02/15/2046	5.050%	15,265,000	14,432,951
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(a)
08/15/2022	4.375%	136,000	134,739
08/15/2027	4.875%	164,000	161,965
12/15/2037	7.768%	214,000	253,830
NuStar Logistics LP
04/28/2027	5.625%	328,000	317,247
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	4,395,000	4,290,729
06/01/2042	5.150%	5,728,000	5,298,039
06/15/2044	4.700%	3,890,000	3,423,441
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	446,000	446,005
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	228,000	218,850
02/15/2026	5.500%	865,000	819,339
03/15/2028	5.875%	91,000	86,004
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	1,186,000	1,170,966
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	423,000	425,372
01/15/2028	5.000%	58,000	54,003
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,925,000	2,849,646
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	534,000	538,540
Williams Partners LP
09/15/2045	5.100%	8,630,000	8,523,109
Total			54,490,785
Natural Gas 0.8%
NiSource, Inc.
02/15/2023	3.850%	4,755,000	4,779,317
05/15/2047	4.375%	12,320,000	12,066,639
Sempra Energy
11/15/2020	2.850%	10,845,000	10,705,230
11/15/2025	3.750%	7,365,000	7,238,860
06/15/2027	3.250%	637,000	593,526
Total			35,383,572
Oil Field Services 0.1%
Calfrac Holdings LP(a)
06/15/2026	8.500%	521,000	521,623
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	295,000	306,163
Nabors Industries, Inc.(a)
02/01/2025	5.750%	1,237,000	1,173,996
Rowan Companies, Inc.
01/15/2024	4.750%	345,000	297,942

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SESI LLC
09/15/2024	7.750%	632,000	649,423
Transocean Guardian Ltd.(a),(h)
01/15/2024	5.875%	297,000	295,919
Transocean, Inc.(a)
01/15/2026	7.500%	223,000	226,935
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	540,000	558,901
Weatherford International LLC(a)
03/01/2025	9.875%	103,000	103,410
Weatherford International Ltd.
06/15/2023	8.250%	385,000	381,627
08/01/2036	6.500%	65,000	51,025
Total			4,566,964
Other Industry 0.5%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	746,000	712,540
Massachusetts Institute of Technology
07/01/2114	4.678%	8,474,000	9,300,579
07/01/2116	3.885%	3,080,000	2,879,554
President and Fellows of Harvard College
07/15/2046	3.150%	2,959,000	2,631,770
07/15/2056	3.300%	6,615,000	5,940,607
WeWork Companies, Inc.(a)
05/01/2025	7.875%	184,000	176,230
Total			21,641,280
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	314,000	313,931
03/15/2027	5.375%	978,000	972,181
Total			1,286,112
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	600,000	593,250
02/15/2025	6.000%	1,090,000	1,059,689
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	345,000	328,119
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	365,000	363,285
Multi-Color Corp.(a)
11/01/2025	4.875%	325,000	302,900
Novolex (a)
01/15/2025	6.875%	186,000	179,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	320,000	326,702
Total			3,153,331
Pharmaceuticals 2.0%
AbbVie, Inc.
05/14/2020	2.500%	7,160,000	7,020,437
Allergan Funding SCS
03/15/2025	3.800%	19,061,000	18,541,397
Amgen, Inc.
05/22/2019	2.200%	32,708,000	32,524,835
05/01/2045	4.400%	3,630,000	3,469,863
06/15/2048	4.563%	5,331,000	5,221,437
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	336,000	323,346
Celgene Corp.
02/20/2048	4.550%	3,920,000	3,574,989
Gilead Sciences, Inc.
09/20/2019	1.850%	5,040,000	4,979,278
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	704,000	700,722
Johnson & Johnson
12/05/2033	4.375%	4,343,000	4,670,549
03/03/2037	3.625%	6,115,000	5,980,837
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	227,000	237,976
04/15/2025	6.125%	2,181,000	2,007,190
11/01/2025	5.500%	1,185,000	1,169,186
04/01/2026	9.250%	730,000	758,372
01/31/2027	8.500%	136,000	137,735
Total			91,318,149
Property & Casualty 0.4%
CNA Financial Corp.
08/15/2027	3.450%	15,446,000	14,386,126
HUB International Ltd.(a)
05/01/2026	7.000%	588,000	580,685
Liberty Mutual Group, Inc.(a)
05/01/2042	6.500%	2,447,000	2,982,692
Total			17,949,503
Railroads 0.5%
Canadian National Railway Co.
02/03/2020	2.400%	10,730,000	10,646,263
CSX Corp.
05/30/2042	4.750%	2,780,000	2,835,211
11/01/2046	3.800%	1,420,000	1,260,256
11/01/2066	4.250%	9,585,000	8,302,421
Total			23,044,151

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,172,590
10/15/2025	5.000%	157,000	148,745
IRB Holding Corp.(a)
02/15/2026	6.750%	243,000	233,243
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	457,000	449,144
Total			2,003,722
Retailers 0.3%
Cencosud SA(a)
02/12/2045	6.625%	1,820,000	1,830,225
CVS Pass-Through Trust(a)
01/10/2036	4.704%	3,510,601	3,467,368
L Brands, Inc.
11/01/2035	6.875%	575,000	506,715
Penske Automotive Group, Inc.
08/15/2020	3.750%	600,000	594,216
12/01/2024	5.375%	147,000	145,110
05/15/2026	5.500%	300,000	294,558
Walmart, Inc.
06/29/2048	4.050%	6,350,000	6,392,418
Total			13,230,610
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,115,117
01/15/2048	4.650%	14,306,000	13,512,461
Total			16,627,578
Technology 2.0%
Apple, Inc.
09/12/2027	2.900%	7,337,000	6,903,948
09/12/2047	3.750%	4,095,000	3,844,476
Ascend Learning LLC(a)
08/01/2025	6.875%	435,000	440,204
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	41,990,000	39,716,339
Camelot Finance SA(a)
10/15/2024	7.875%	863,000	871,391
CDK Global, Inc.
06/15/2026	5.875%	123,000	125,374
06/01/2027	4.875%	408,000	391,829
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.665%	12,395,000	12,436,585
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc.
01/15/2026	5.875%	1,538,000	1,556,096
05/15/2027	5.375%	932,000	929,638
First Data Corp.(a)
12/01/2023	7.000%	1,095,000	1,140,256
Gartner, Inc.(a)
04/01/2025	5.125%	716,000	712,196
Informatica LLC(a)
07/15/2023	7.125%	434,000	438,617
Iron Mountain, Inc.(a)
03/15/2028	5.250%	830,000	769,450
Oracle Corp.
11/15/2027	3.250%	14,610,000	13,989,966
11/15/2047	4.000%	6,270,000	5,915,519
PTC, Inc.
05/15/2024	6.000%	451,000	468,944
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,202,000	1,126,394
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	314,000	326,597
Symantec Corp.(a)
04/15/2025	5.000%	1,164,000	1,129,531
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	285,000	273,814
Vantiv LLC/Vanity Issuer Corp.(a)
11/15/2025	4.375%	120,000	114,452
VeriSign, Inc.
05/01/2023	4.625%	475,000	478,169
07/15/2027	4.750%	349,000	333,629
Total			94,433,414
Tobacco 0.3%
BAT Capital Corp.(a)
08/14/2020	2.297%	13,110,000	12,825,474
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	510,000	496,179
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	439,000	401,937
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	7,511,498
FedEx Corp.
04/01/2046	4.550%	6,630,000	6,414,021
Hertz Corp. (The)(a)
06/01/2022	7.625%	708,000	679,672
Total			15,503,307

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
Altice France SA(a)
05/01/2026	7.375%	2,438,000	2,383,225
America Movil SAB de CV
03/30/2020	5.000%	17,135,000	17,608,800
Comunicaciones Celulares SA Via Comcel Trust(a)
02/06/2024	6.875%	1,770,000	1,817,986
Millicom International Cellular SA(a)
01/15/2028	5.125%	655,000	599,907
SBA Communications Corp.
09/01/2024	4.875%	972,000	931,526
Sprint Corp.
06/15/2024	7.125%	176,000	177,464
02/15/2025	7.625%	2,783,000	2,840,939
03/01/2026	7.625%	763,000	778,060
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	2,232,000	2,304,395
02/01/2026	4.500%	361,000	336,833
04/15/2027	5.375%	350,000	342,473
02/01/2028	4.750%	553,000	511,854
Wind Tre SpA(a)
01/20/2026	5.000%	284,000	223,055
Total			30,856,517
Wirelines 0.9%
AT&T, Inc.
03/01/2037	5.250%	8,091,000	7,975,574
03/01/2047	5.450%	5,145,000	5,042,023
CenturyLink, Inc.
03/15/2022	5.800%	575,000	569,182
12/01/2023	6.750%	1,210,000	1,216,637
Frontier Communications Corp.
01/15/2023	7.125%	696,000	513,722
Frontier Communications Corp.(a)
04/01/2026	8.500%	357,000	344,551
Level 3 Financing, Inc.
05/01/2025	5.375%	385,000	373,716
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	2,023,000	2,040,582
Telecom Italia Capital SA
09/30/2034	6.000%	1,027,000	977,545
Telecom Italia SpA(a)
05/30/2024	5.303%	274,000	270,649
Verizon Communications, Inc.
08/10/2033	4.500%	11,250,000	10,893,093
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	11,849,000	11,639,877
Total			41,857,151
Total Corporate Bonds & Notes (Cost $1,253,739,569)			1,209,080,914

Foreign Government Obligations(j) 2.3%

Argentina 0.2%
Argentine Republic Government International Bond
01/26/2027	6.875%	4,400,000	3,915,463
Provincia de Buenos Aires(a)
06/15/2027	7.875%	5,805,000	5,084,129
Provincia de Cordoba(a)
08/01/2027	7.125%	2,690,000	2,244,386
Total			11,243,978
Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,412,967
Colombia 0.0%
Ecopetrol SA
09/18/2043	7.375%	1,705,000	1,873,976
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,630,064
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,040,583
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,791,987
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%	5,205,000	4,906,233
Mexico 1.0%
Petroleos Mexicanos
03/13/2027	6.500%	3,916,000	4,008,272
09/21/2047	6.750%	42,220,000	39,836,259
Total			43,844,531
Netherlands 0.5%
Petrobras Global Finance BV(a)
01/27/2028	5.999%	25,000,000	22,652,900

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
03/13/2048	5.600%	3,325,000	3,256,734
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	2,642,355
Sberbank of Russia Via SB Capital SA(a)
Subordinated
10/29/2022	5.125%	1,020,000	1,015,011
Total			3,657,366
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	1,775,000	1,577,421
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	3,500,000	3,590,370
Total Foreign Government Obligations (Cost $111,146,477)			105,479,110

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	905,000	1,040,877
Series 2015B
01/01/2033	7.375%	660,000	733,834
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	2,195,000	2,239,273
Total			4,013,984
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	1,510,000	1,922,834
Total Municipal Bonds (Cost $5,518,293)			5,936,818

Residential Mortgage-Backed Securities - Agency 25.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2024	8.000%	12,724	13,574
01/01/2025	9.000%	4,407	4,760
09/01/2028- 10/01/2031	6.000%	264,576	289,443
04/01/2030- 04/01/2032	7.000%	146,526	161,754
06/01/2033	5.500%	146,672	160,292
08/01/2045- 01/01/2046	3.500%	74,508,877	74,721,252
10/01/2045- 04/01/2046	4.000%	51,070,727	52,245,103
04/01/2048	4.500%	52,818,218	55,042,241
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	3.827%	1,565,136	189,687
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	3.977%	3,585,157	556,671
CMO STRIPS Series 2012-278 Class S1
1-month USD LIBOR + 6.050% 09/15/2042	3.977%	8,715,962	1,267,559
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	3.897%	3,184,277	514,537
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	3.877%	3,190,331	512,708
Federal Home Loan Mortgage Corp.(k)
CMO Series 4176 Class BI
03/15/2043	3.500%	3,467,709	645,317
CMO Series 4182 Class DI
05/15/2039	3.500%	10,149,957	1,052,135
Federal Home Loan Mortgage Corp.(g),(k)
CMO Series 4620 Class AS
11/15/2042	1.283%	4,122,464	175,666
Federal National Mortgage Association
11/01/2021- 04/01/2022	8.000%	3,603	3,740
04/01/2023	8.500%	1,061	1,067
06/01/2024	9.000%	5,408	5,634
02/01/2027- 12/01/2043	3.000%	54,830,224	54,365,892
02/01/2027- 09/01/2031	7.500%	40,782	43,573
10/01/2028- 08/01/2035	6.000%	1,341,188	1,466,716
05/01/2029- 05/01/2038	7.000%	2,553,335	2,882,859
01/01/2031	2.500%	12,114,003	11,828,269
05/01/2033- 08/01/2034	5.500%	1,264,189	1,380,661

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2043- 11/01/2046	3.500%	135,759,721	135,731,894
05/01/2044- 06/01/2048	4.000%	137,788,100	140,829,293
CMO Series 2017-72 Class B
09/25/2047	3.000%	38,839,612	38,245,603
Federal National Mortgage Association(h)
07/17/2033	2.500%	41,500,000	40,332,916
07/17/2033- 07/12/2048	3.000%	78,000,000	76,855,804
07/17/2033- 07/12/2048	3.500%	133,000,000	132,507,625
07/12/2048	4.000%	121,900,000	124,277,269
Federal National Mortgage Association(l)
08/01/2040- 06/01/2044	4.500%	23,331,043	24,550,579
Federal National Mortgage Association(k)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	6,598,647	983,701
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	3.809%	4,993,948	868,838
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.059%	6,296,451	1,028,581
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	3.909%	4,489,938	786,066
Government National Mortgage Association(h)
07/19/2048	3.500%	149,000,000	149,573,292
07/19/2048	4.500%	50,000,000	51,969,180
Government National Mortgage Association(k)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,250,499	1,015,416
Total Residential Mortgage-Backed Securities - Agency (Cost $1,190,534,321)			1,179,087,167

Residential Mortgage-Backed Securities - Non-Agency 18.8%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	1,837,709	1,833,956
CMO Series 2017-A Class A
04/25/2057	3.470%	7,969,631	8,104,006
Series 2017-B Class A
09/25/2056	3.163%	21,017,037	20,688,240
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-2 Class A3
07/27/2048	3.878%	6,870,000	6,869,876
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	13,324,037	13,213,299
Arroyo Mortgage Trust(a),(g)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	13,811,234	13,954,182
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	12,644,088	12,775,034
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G70
05/24/2036	3.426%	908,225	905,421
CMO Series 2009-2 Class G75
05/24/2036	3.426%	3,628,000	3,591,007
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	1,361,886	1,362,369
Series 2017-RN8 Class A1
11/28/2032	3.352%	16,036,415	16,035,443
Bayview Opportunity Master Fund IIIb Trust(a)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	691,983	692,132
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	22,180,854	22,201,065
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	14,798,625	14,798,606
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	7,602,269	7,602,265
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,978,200	2,064,947
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	2,217,942	2,210,499
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.120%	2,007,541	2,005,839
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.819%	45,068	45,090
CMO Series 2014-RR3 Class 3A1
07/26/2036	2.059%	19,875	19,947
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	28,605	28,522
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	428,914	426,514

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CAM Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	15,400,000	15,400,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.710%	14,900,000	14,899,970
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	20,595,553	20,032,221
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	25,700,000	25,715,130
Citigroup Mortgage Loan Trust(a),(g)
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	10,588,636	10,585,009
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.097%	6,000,000	6,064,077
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	3.525%	694,769	695,605
CMO Series 2013-2 Class 1A1
11/25/2037	3.714%	205,670	205,847
CMO Series 2014-12 Class 3A1
10/25/2035	3.954%	5,116,813	5,172,671
CMO Series 2014-C Class A
02/25/2054	3.250%	716,081	701,180
CMO Series 2015-A Class A4
06/25/2058	4.250%	3,543,351	3,568,134
CMO Series 2015-A Class B3
06/25/2058	4.500%	928,331	887,705
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-11 Class 3A3
1-month USD LIBOR + 0.160% 09/25/2036	2.120%	31,241	31,222
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	10,298,044	237,535
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	8,769,291	8,777,805
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,817,606	3,614,793
COLT LLC(a),(b),(e)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	5.841%	80,278	80,278
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	690,602	687,724
CMO Series 2018-1 Class A2
02/25/2048	2.981%	3,058,604	3,035,602
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	2,000,000	1,929,699
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2009-14R Class 4A9
10/26/2035	3.901%	10,491,408	10,952,982
CMO Series 2010-8R Class 1A5
03/26/2036	3.755%	7,452,000	7,511,276
CMO Series 2011-12R Class 3A1
07/27/2036	3.355%	2,232,861	2,244,004
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	29,854,775	30,042,382
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	2,187,147	2,204,092
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	6,381,842	6,381,351
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2016-1A Class A2
07/25/2046	5.500%	1,027,714	1,027,714
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	498,168
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	835,700
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,898,999
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	9,230,135	9,232,937
CMO Series 2017-3 Class A1
04/25/2047	3.352%	4,863,719	4,864,756
GCAT LLC(a),(d),(e)
CMO Series 2018-2 Class A1
06/26/2023	4.090%	26,500,000	26,500,000
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	44,667,010	43,889,264
JPMorgan Resecuritization Trust(a),(g)
CMO Series 2014-1 Class 1016
03/26/2036	3.780%	2,138,061	2,132,277

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	47

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	843,347	841,102
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	11,810,631	11,686,507
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,785,167
LVII Resecuritization Trust(a),(g)
Subordinated, CMO Series 2009-3 Class B3
11/27/2037	5.417%	14,500,000	14,886,276
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2018-1 Class A1
05/25/2062	3.250%	5,750,212	5,716,398
Morgan Stanley Re-Remic Trust(a),(g)
CMO Series 2010-R1 Class 2B
07/26/2035	3.778%	654,071	653,235
CMO Series 2013-R3 Class 10A
10/26/2035	3.901%	297,217	295,827
Morgan Stanley Resecuritization Trust(a),(g)
CMO Series 2013-R9 Class 2A
06/26/2046	3.622%	436,403	435,371
New Residential Mortgage LLC(a)
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	21,640,395	21,637,452
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	9,096,626	9,094,518
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	13,153,836	13,072,282
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	2.480%	1,550,469	1,536,676
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2018-PLS2 Class A
02/25/2023	3.265%	11,802,307	11,752,301
Series 2018-PLS1 Class A
01/25/2023	3.193%	31,495,124	31,281,662
Series 2018-PLS1 Class C
01/25/2023	3.981%	20,627,088	20,453,033
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	13,436,473	13,365,590
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	17,794,248	17,704,179
Oaktown Re Ltd.(a),(b),(e)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.341%	7,919,657	7,887,575
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	6.091%	13,300,000	13,400,130
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.941%	21,200,000	21,327,738
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	12,490,042	12,489,903
CMO Series 2017-2A Class A2
09/25/2022	5.000%	8,860,000	8,799,240
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	21,807,933	21,714,992
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,876,198
CMO Series 2018-1A Class A1
04/25/2023	3.750%	21,317,024	21,248,466
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	1,209,057	1,204,492
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2017-NPL3 Class A1
06/29/2032	3.250%	10,476,138	10,411,319
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	26,692,366	26,467,877
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2017-NPL5 Class A1
12/30/2032	3.327%	9,994,804	9,951,055
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	3.545%	2,791,957	2,849,134
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	11,955,269	11,954,631
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	473,078	472,036
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/15/2047	3.500%	750,480	750,614
Towd Point Mortgage Trust(a)
CMO Series 2018-2 Class A1
03/25/2058	3.250%	14,865,524	14,825,744
U.S. Residential Opportunity Fund IV Trust(a)
Series 2017-1III Class A
11/27/2037	3.352%	8,950,952	8,910,151

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	6,575,854	6,512,448
CMO Series 2018-INV1 Class A1
03/25/2058	3.633%	30,782,171	30,813,824
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	26,334,968	26,064,521
Subordinated, CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	6,000,000	5,972,639
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $877,793,533)			875,068,671

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.331%	347,933	232,680
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	4.982%	171,000	170,306
Property & Casualty 0.0%
Hub International Limited(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.360%	185,000	183,775
Technology 0.0%
Ascend Learning LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.094%	59,550	59,327
Information Resources, Inc.(b),(m),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	10.569%	69,000	69,086
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Misys Ltd.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.807%	193,416	189,817
Total			318,230
Total Senior Loans (Cost $1,018,384)			904,991

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(f)
STRIPS
01/15/2030	0.000%	32,628,000	22,277,876
04/15/2030	0.000%	34,501,000	23,425,179
Total U.S. Government & Agency Obligations (Cost $47,283,900)			45,703,055

U.S. Treasury Obligations 2.5%

U.S. Treasury
10/31/2022	2.000%	51,897,800	50,394,127
10/31/2024	2.250%	37,314,000	36,124,856
08/15/2027	2.250%	30,048,500	28,603,370
Total U.S. Treasury Obligations (Cost $118,989,790)			115,122,353

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(o),(p)	62,866,624	62,866,624
Total Money Market Funds (Cost $62,866,457)		62,866,624
Total Investments in Securities (Cost: $5,311,956,104)		5,225,400,088
Other Assets & Liabilities, Net		(579,596,482)
Net Assets		4,645,803,606

At June 30, 2018, securities and/or cash totaling $21,020,614 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	49

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,651	09/2018	USD	243,567,044	4,639,805	—
U.S. Treasury 10-Year Note	5,633	09/2018	USD	679,602,129	2,743,073	—
U.S. Treasury 5-Year Note	2,607	09/2018	USD	296,601,518	1,211,332	—
U.S. Treasury Ultra 10-Year Note	218	09/2018	USD	28,274,822	316,313	—
U.S. Ultra Bond	73	09/2018	USD	11,718,183	275,867	—
Total					9,186,390	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,367)	09/2018	EUR	(223,867,397)	—	(3,328,399)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	4.642	USD	13,000,000	(937,180)	5,416	—	(1,070,774)	139,010	—
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	4.642	USD	5,000,000	(360,454)	2,084	—	(420,696)	62,326	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	4.642	USD	6,500,000	(468,590)	2,708	—	(710,769)	244,887	—
Total									10,208	—	(2,202,239)	446,223	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $2,564,955,904, which represents 55.21% of net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2018.
(c)	Represents shares owned in the residual interest of an asset-backed securitization.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $49,626,536, which represents 1.07% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2018.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2018.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	29,842,175	1,432,076,701	(1,399,052,252)	62,866,624	20,990	(2,268)	1,199,795	62,866,624
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	51

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	87,299,590	—	—	87,299,590
Asset-Backed Securities — Non-Agency	—	1,068,214,098	14,541,879	—	1,082,755,977
Commercial Mortgage-Backed Securities - Agency	—	123,509,888	—	—	123,509,888
Commercial Mortgage-Backed Securities - Non-Agency	—	332,584,930	—	—	332,584,930
Corporate Bonds & Notes	—	1,209,080,914	—	—	1,209,080,914
Foreign Government Obligations	—	105,479,110	—	—	105,479,110
Municipal Bonds	—	5,936,818	—	—	5,936,818
Residential Mortgage-Backed Securities - Agency	—	1,179,087,167	—	—	1,179,087,167
Residential Mortgage-Backed Securities - Non-Agency	—	826,500,822	48,567,849	—	875,068,671
Senior Loans	—	904,991	—	—	904,991
U.S. Government & Agency Obligations	—	45,703,055	—	—	45,703,055
U.S. Treasury Obligations	115,122,353	—	—	—	115,122,353
Money Market Funds	—	—	—	62,866,624	62,866,624
Total Investments in Securities	115,122,353	4,984,301,383	63,109,728	62,866,624	5,225,400,088
Investments in Derivatives
Asset
Futures Contracts	9,186,390	—	—	—	9,186,390
Swap Contracts	—	446,223	—	—	446,223
Liability
Futures Contracts	(3,328,399)	—	—	—	(3,328,399)
Total	120,980,344	4,984,747,606	63,109,728	62,866,624	5,231,704,302
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2018 ($)
Asset-Backed Securities — Non-Agency	135,408,759	(6)	-	(2,075,968)	3,350,523	-	-	(122,141,429)	14,541,879
Corporate Bonds & Notes	63,720	-	-	-	-	-	-	(63,720)	-
Residential Mortgage-Backed Securities — Non-Agency	105,202,690	7,794	3,073	(87,706)	39,667,358	(7,361,155)	-	(88,864,205)	48,567,849
Total	240,675,169	7,788	3,073	(2,163,674)	43,017,881	(7,361,155)	-	(211,069,354)	63,109,728
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2018 was $(2,158,534), which is comprised of Asset-Backed Securities — Non-Agency of $(2,075,968) and Residential Mortgage-Backed Securities — Non-Agency of $(82,566).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	53

Portfolio of Investments
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 1.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
04/25/2027	3.875%		150,000	145,537
Greece 0.0%
Hellenic Republic Government Bond(c)
10/15/2042	0.000%	EUR	12,871,600	60,652
Indonesia 0.1%
Indonesia Government International Bond
04/24/2028	4.100%		75,000	72,545
Mexico 0.2%
Mexico Government International Bond
01/30/2025	3.600%		210,000	203,241
Spain 0.5%
Spain Government Bond(d)
04/30/2028	1.400%	EUR	530,000	623,504
United Kingdom 0.8%
United Kingdom Gilt(d)
09/07/2034	4.500%	GBP	510,000	946,824
Total Foreign Government Obligations (Cost $2,476,582)				2,052,303

Inflation-Indexed Bonds(a) 94.9%

Australia 1.2%
Australia Government Bond(d)
02/21/2022	1.250%	AUD	438,822	335,755
09/20/2030	2.500%	AUD	348,167	312,125
08/21/2035	2.000%	AUD	290,387	255,518
Australia Government Index-Linked Bond(d)
08/20/2020	4.000%	AUD	50,964	40,732
09/20/2025	3.000%	AUD	526,279	456,339
Total				1,400,469
Canada 2.0%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	264,695	228,819
12/01/2026	4.250%	CAD	220,035	220,988
12/01/2031	4.000%	CAD	561,488	625,616
12/01/2036	3.000%	CAD	329,975	363,647
12/01/2041	2.000%	CAD	359,490	365,424
12/01/2044	1.500%	CAD	449,623	429,112
12/01/2047	1.250%	CAD	205,384	190,095
Total				2,423,701
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,668,847	283,773
France 7.8%
France Government Bond OAT(d)
07/25/2019	1.300%	EUR	60,162	72,678
07/25/2021	0.100%	EUR	227,905	281,127
07/25/2023	2.100%	EUR	873,278	1,212,876
03/01/2025	0.100%	EUR	344,075	438,228
07/25/2027	1.850%	EUR	1,622,382	2,418,540
07/25/2029	3.400%	EUR	256,914	450,869
07/25/2030	0.700%	EUR	226,994	314,174
07/25/2032	3.150%	EUR	521,573	957,733
07/25/2047	0.100%	EUR	344,018	449,795
French Republic Government Bond OAT(d)
07/25/2022	1.100%	EUR	1,021,277	1,335,795
07/25/2024	0.250%	EUR	20,904	26,999
07/25/2036	0.100%	EUR	475,650	616,924
07/25/2040	1.800%	EUR	395,944	703,583
Total				9,279,321
Germany 1.3%
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2023	0.100%	EUR	905,581	1,146,201
04/15/2046	0.100%	EUR	302,972	440,363
Total				1,586,564
Italy 6.5%
Italy Buoni Poliennali Del Tesoro(d)
04/23/2020	1.650%	EUR	524,030	630,084
10/27/2020	1.250%	EUR	226,445	271,781
09/15/2021	2.100%	EUR	312,130	387,871
05/15/2022	0.100%	EUR	316,358	365,515
05/22/2023	0.450%	EUR	171,108	195,898
09/15/2023	2.600%	EUR	2,053,393	2,630,144
09/15/2026	3.100%	EUR	1,025,709	1,372,836
05/15/2028	1.300%	EUR	318,544	364,589
09/15/2032	1.250%	EUR	390,568	435,943
09/15/2035	2.350%	EUR	467,408	605,570
09/15/2041	2.550%	EUR	380,093	494,290
Total				7,754,521
Japan 5.8%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	728,000	6,835
03/10/2024	0.100%	JPY	103,400	973
09/10/2024	0.100%	JPY	157,539,600	1,490,540
03/10/2025	0.100%	JPY	158,356,800	1,499,699
03/10/2026	0.100%	JPY	154,774,363	1,474,159
03/10/2027	0.100%	JPY	227,433,984	2,173,393
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/10/2028	0.100%	JPY	25,022,250	240,134
Total				6,885,733
New Zealand 1.8%
New Zealand Government Bond(d)
09/20/2030	3.000%	NZD	1,978,348	1,551,495
09/20/2035	2.500%	NZD	562,550	419,138
New Zealand Government Bond
09/20/2040	2.500%	NZD	290,189	213,190
Total				2,183,823
Spain 2.0%
Spain Government Inflation-Linked Bond(d)
11/30/2019	0.550%	EUR	911,833	1,098,204
Spain Government Inflation-Linked Bond
11/30/2021	0.300%	EUR	1,049,754	1,296,621
Total				2,394,825
Sweden 0.9%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,342	1,736
06/01/2022	0.250%	SEK	2,615,832	323,030
06/01/2025	1.000%	SEK	3,122,316	424,411
12/01/2028	3.500%	SEK	1,601,867	280,447
Total				1,029,624
United Kingdom 21.5%
United Kingdom Gilt Inflation-Linked Bond(d)
04/16/2020	2.500%	GBP	1,328,680	1,905,785
03/22/2026	0.125%	GBP	606,329	926,172
11/22/2027	1.250%	GBP	187,301	323,454
08/10/2028	0.125%	GBP	75,000	119,375
03/22/2029	0.125%	GBP	70,661	112,944
03/22/2034	0.750%	GBP	493,644	931,395
01/26/2035	2.000%	GBP	730,991	1,628,470
11/22/2036	0.125%	GBP	5,377	9,756
11/22/2037	1.125%	GBP	373,283	802,319
03/22/2040	0.625%	GBP	1,091,191	2,281,074
11/22/2042	0.625%	GBP	480,347	1,057,210
03/22/2044	0.125%	GBP	363,318	738,911
03/22/2046	0.125%	GBP	324,304	677,800
11/22/2047	0.750%	GBP	768,690	1,885,726
08/10/2048	0.125%	GBP	371,395	804,942
03/22/2050	0.500%	GBP	389,596	948,640
03/22/2052	0.250%	GBP	629,562	1,497,455
11/22/2055	1.250%	GBP	723,021	2,306,056
11/22/2056	0.125%	GBP	228,850	565,376
03/22/2058	0.125%	GBP	575,853	1,454,410
03/22/2062	0.375%	GBP	616,528	1,796,339
11/22/2065	0.125%	GBP	309,202	896,728
03/22/2068	0.125%	GBP	609,911	1,851,460
Total				25,521,797
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 43.8%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%	946,720	936,765
07/15/2020	1.250%	155,073	157,605
04/15/2021	0.125%	4,042,987	3,981,337
07/15/2021	0.625%	2,984,351	2,995,837
04/15/2022	0.125%	5,006,237	4,904,250
07/15/2022	0.125%	65,362	64,281
01/15/2023	0.125%	838,945	820,164
04/15/2023	0.625%	751,362	749,975
07/15/2023	0.375%	2,723,469	2,699,286
01/15/2024	0.625%	133,131	132,994
07/15/2024	0.125%	1,229,110	1,195,147
01/15/2025	0.250%	3,448,004	3,354,912
01/15/2025	2.375%	617,985	685,429
07/15/2025	0.375%	1,711,336	1,681,590
01/15/2026	0.625%	2,124,414	2,113,856
01/15/2026	2.000%	1,205,372	1,321,357
07/15/2026	0.125%	548,678	525,846
01/15/2027	0.375%	560,018	544,283
01/15/2027	2.375%	2,093,158	2,381,898
07/15/2027	0.375%	737,352	717,340
01/15/2028	0.500%	4,483,874	4,388,063
01/15/2028	1.750%	1,249,601	1,366,085
04/15/2028	3.625%	1,610,814	2,045,868
01/15/2029	2.500%	1,651,036	1,941,564
04/15/2032	3.375%	692,968	925,929
02/15/2040	2.125%	1,376,928	1,731,892
02/15/2041	2.125%	720,682	912,696
02/15/2042	0.750%	3,236,179	3,162,674
02/15/2044	1.375%	585,815	653,982
02/15/2045	0.750%	1,542,553	1,497,816
02/15/2047	0.875%	622,668	622,967
02/15/2048	1.000%	792,386	819,129
Total			52,032,817
Total Inflation-Indexed Bonds (Cost $112,877,325)			112,776,968

Options Purchased Calls 0.0%
Value ($)
(Cost $30,952)	33,631

Options Purchased Puts 0.3%

(Cost $294,479)	282,053

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	55

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(e),(f),(g)	741,721	741,721
Total Money Market Funds (Cost $741,693)		741,721
Total Investments in Securities (Cost $116,421,031)		115,886,676
Other Assets & Liabilities, Net		3,000,481
Net Assets		$118,887,157
At June 30, 2018, securities and/or cash totaling $414,725 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
394,000 EUR	461,085 USD	Citi	07/05/2018	903	—
2,286,000 EUR	2,650,046 USD	Citi	07/05/2018	—	(19,944)
174,000 GBP	231,547 USD	Citi	07/05/2018	1,889	—
324,674,000 JPY	2,988,531 USD	Citi	07/05/2018	55,608	—
1,369,000 NZD	954,172 USD	Citi	07/05/2018	26,947	—
2,666,505 USD	2,286,000 EUR	Citi	07/05/2018	3,485	—
227,592 USD	174,000 GBP	Citi	07/05/2018	2,066	—
2,945,570 USD	324,674,000 JPY	Citi	07/05/2018	—	(12,647)
925,184 USD	1,369,000 NZD	Citi	07/05/2018	2,041	—
330,000 EUR	386,240 USD	Citi	08/06/2018	—	(122)
174,000 GBP	227,926 USD	Citi	08/06/2018	—	(2,076)
324,674,000 JPY	2,951,839 USD	Citi	08/06/2018	12,429	—
1,369,000 NZD	925,174 USD	Citi	08/06/2018	—	(2,079)
2,656,218 USD	2,286,000 EUR	Citi	08/06/2018	20,216	—
11,663,771 MXN	595,000 USD	Citi	08/09/2018	11,222	—
8,588,776 MXN	420,000 USD	Citi	08/09/2018	—	(9,873)
445,000 USD	9,114,165 MXN	Citi	08/09/2018	11,169	—
1,051,852 USD	20,879,286 MXN	Citi	08/09/2018	—	(6,833)
1,875,000 AUD	1,416,204 USD	Deutsche Bank	07/05/2018	28,601	—
3,713,616 CAD	2,863,613 USD	Deutsche Bank	07/05/2018	38,717	—
1,751,471 DKK	274,660 USD	Deutsche Bank	07/05/2018	89	—
20,793,800 EUR	24,266,948 USD	Deutsche Bank	07/05/2018	—	(19,684)
21,108,879 GBP	28,105,262 USD	Deutsche Bank	07/05/2018	244,193	—
522,541,248 JPY	4,810,227 USD	Deutsche Bank	07/05/2018	89,883	—
1,834,130 NZD	1,279,467 USD	Deutsche Bank	07/05/2018	37,209	—
11,106,000 SEK	1,260,128 USD	Deutsche Bank	07/05/2018	19,980	—
1,376,829 USD	1,875,000 AUD	Deutsche Bank	07/05/2018	10,774	—
2,795,387 USD	3,713,616 CAD	Deutsche Bank	07/05/2018	29,509	—
272,435 USD	1,751,471 DKK	Deutsche Bank	07/05/2018	2,136	—
23,844,266 USD	20,575,800 EUR	Deutsche Bank	07/05/2018	187,748	—
743,081 USD	635,000 EUR	Deutsche Bank	07/05/2018	—	(1,418)
26,771,612 USD	20,453,879 GBP	Deutsche Bank	07/05/2018	224,940	—
4,743,269 USD	522,541,248 JPY	Deutsche Bank	07/05/2018	—	(22,924)
1,240,066 USD	1,834,130 NZD	Deutsche Bank	07/05/2018	2,192	—
1,234,935 USD	11,106,000 SEK	Deutsche Bank	07/05/2018	5,213	—
1,751,471 DKK	273,107 USD	Deutsche Bank	08/06/2018	—	(2,165)
20,609,800 EUR	23,940,034 USD	Deutsche Bank	08/06/2018	—	(189,786)
20,453,879 GBP	26,810,740 USD	Deutsche Bank	08/06/2018	—	(226,215)
522,541,248 JPY	4,753,361 USD	Deutsche Bank	08/06/2018	22,575	—
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,834,130 NZD	1,240,042 USD	Deutsche Bank	08/06/2018	—	(2,253)
11,106,000 SEK	1,237,875 USD	Deutsche Bank	08/06/2018	—	(5,324)
1,875,000 AUD	1,376,897 USD	Deutsche Bank	08/07/2018	—	(10,869)
3,713,616 CAD	2,796,863 USD	Deutsche Bank	08/07/2018	—	(29,705)
5,751,135 MXN	290,000 USD	Deutsche Bank	08/09/2018	2,153	—
295,000 USD	5,966,305 MXN	Deutsche Bank	08/09/2018	3,617	—
591,975 USD	440,000 GBP	Deutsche Bank	08/14/2018	—	(10,150)
Total				1,097,504	(574,067)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	24	12/2018	USD	5,841,600	—	(2,286)
90-Day Sterling	24	12/2019	GBP	2,966,100	10,587	—
Long Gilt	12	09/2018	GBP	1,491,148	21,639	—
U.S. Treasury 10-Year Note	19	09/2018	USD	2,292,285	11,994	—
U.S. Treasury 10-Year Note	8	09/2018	USD	965,173	—	(229)
U.S. Treasury 2-Year Note	16	09/2018	USD	3,393,470	3,812	—
U.S. Treasury 5-Year Note	25	09/2018	USD	2,844,280	4,425	—
U.S. Treasury 5-Year Note	10	09/2018	USD	1,137,712	—	(5,873)
Total					52,457	(8,388)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(24)	12/2019	USD	(5,822,100)	3,425	—
Euro-Bund	(3)	09/2018	EUR	(491,296)	—	(1,042)
Euro-OAT	(8)	09/2018	EUR	(1,262,456)	—	(6,218)
Japanese 10-Year Government Bond	(3)	09/2018	JPY	(454,373,837)	—	(5,316)
Short Term Euro-BTP	(7)	09/2018	EUR	(776,789)	—	(7,738)
U.S. Treasury Ultra 10-Year Note	(25)	09/2018	USD	(3,242,526)	2,855	—
U.S. Treasury Ultra 10-Year Note	(1)	09/2018	USD	(129,701)	—	(205)
U.S. Ultra Bond	(4)	09/2018	USD	(642,092)	—	(16,215)
Total					6,280	(36,734)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	620,000	620,000	3.11	03/2019	12,183	14,157
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/2021	3,626	3,014
30-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	120,000	120,000	3.12	04/2023	12,168	13,985
Euro$ Future	UBS	USD	2,674,100	11	97.38	03/2019	2,975	2,475
Total							30,952	33,631

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	57

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	620,000	620,000	3.11	03/2019	12,183	9,048
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	3,295,000	3,295,000	2.95	08/2022	150,539	158,156
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	395,875,000	395,875,000	1.10	06/2022	53,851	33,951
20-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/2021	3,626	4,009
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	860,000	860,000	3.54	06/2019	16,448	11,685
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	390,000	390,000	3.80	06/2021	14,896	12,101
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	120,000	120,000	3.12	04/2023	12,168	10,917
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	2,340,000	2,340,000	3.15	05/2019	22,114	18,185
GBP Put/USD Call	Deutsche Bank	GBP	900,000	900,000	1.35	07/2018	8,654	24,001
Total							294,479	282,053

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,930,000)	(2,930,000)	2.45	05/2019	(5,362)	(4,168)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(18,100,000)	(18,100,000)	2.40	02/2020	(55,205)	(52,383)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.88	04/2020	(13,389)	(11,241)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.89	04/2020	(13,343)	(11,385)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	04/2020	(12,649)	(11,943)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(950,000)	(950,000)	2.90	05/2020	(6,983)	(6,242)
Euro$ Future, 2-Year Note	UBS	USD	(1,698,025)	(7)	97.25	03/2019	(2,689)	(2,887)
GBP Call/USD Put	Deutsche Bank	GBP	(900,000)	(900,000)	1.47	07/2018	(9,435)	(1)
Total							(119,055)	(100,250)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(960,000)	(960,000)	2.90	04/2019	(25,206)	(24,402)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,172,500)	(2,172,500)	3.15	05/2019	(45,182)	(34,155)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(820,000)	(820,000)	3.87	06/2021	(15,878)	(13,114)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	Deutsche Bank	EUR	(2,100,000)	(2,100,000)	1.65	02/2019	(24,011)	(2,313)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,830,000)	(1,830,000)	3.15	03/2019	(4,190)	(4,138)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,930,000)	(2,930,000)	3.25	05/2019	(5,362)	(6,801)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(18,100,000)	(18,100,000)	3.40	02/2020	(68,780)	(62,400)
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.89	04/2020	(13,343)	(14,990)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.88	04/2020	(13,389)	(15,190)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	04/2020	(12,649)	(13,779)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,000,000)	(1,000,000)	3.15	05/2020	(5,500)	(5,704)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,340,000)	(1,340,000)	3.35	05/2020	(4,874)	(5,792)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(950,000)	(950,000)	2.90	05/2020	(6,983)	(7,791)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,330,000)	(1,330,000)	3.45	06/2020	(5,553)	(4,976)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(850,000)	(850,000)	3.50	06/2020	(3,124)	(2,970)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EUR EURIBOR	Citi	EUR	(468,000)	(468,000)	0.60	06/2019	(3,642)	(4,367)
Total							(257,666)	(222,882)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.012%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Deutsche Bank	07/13/2021	GBP	1,125,000	(29,171)	—	—	—	—	(29,171)
UK Retail Price Index All Items Monthly	Fixed rate of 3.270%	Receives At maturity, Pays At maturity	Deutsche Bank	12/12/2021	GBP	1,155,000	(77,396)	—	—	—	—	(77,396)
UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	Receives At maturity, Pays At maturity	Deutsche Bank	07/02/2023	GBP	1,670,000	(131,187)	—	—	—	—	(131,187)
UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	Receives At maturity, Pays At maturity	Deutsche Bank	07/13/2026	GBP	320,000	18,185	—	—	—	18,185	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.470%	Receives At maturity, Pays At maturity	Deutsche Bank	03/15/2027	EUR	270,000	3,033	—	—	—	3,033	—
Fixed rate of 1.970%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Deutsche Bank	03/15/2047	EUR	270,000	137	—	—	—	137	—
Total							(216,399)	—	—	—	21,355	(237,754)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	59

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.270%	Receives At maturity, Pays At maturity	Goldman Sachs	09/15/2018	GBP	1,555,000	(305)	—	—	—	(305)
Fixed rate of 3.008%	U.S. CPI Urban Consumers NSA	Receives At maturity, Pays At maturity	Goldman Sachs	10/01/2018	USD	1,555,000	(102)	—	—	—	(102)
Fixed rate of 0.678%	Fixed rate of 0.000%	Receives At maturity, Pays At maturity	Goldman Sachs	12/20/2018	GBP	67,235,000	831	—	—	831	—
Fixed rate of 2.183%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Goldman Sachs	06/29/2020	CAD	4,530,000	(57)	—	—	—	(57)
3-Month USD LIBOR	Fixed rate of 2.785%	Receives Quarterly, Pays Semi annually	Goldman Sachs	07/03/2020	USD	3,460,000	(57)	—	—	—	(57)
3-Month USD LIBOR	Fixed rate of 2.851%	Receives Quarterly, Pays Semi annually	Goldman Sachs	03/27/2021	USD	560,000	1,279	—	—	1,279	—
3-Month USD LIBOR	Fixed rate of 3.019%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/25/2021	USD	400,000	(301)	—	—	—	(301)
3-Month USD LIBOR	Fixed rate of 3.041%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/29/2021	USD	400,000	(459)	—	—	—	(459)
3-Month USD LIBOR	Fixed rate of 3.012%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/09/2021	USD	900,000	(501)	—	—	—	(501)
Fixed rate of 2.975%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/29/2021	USD	390,000	(102)	—	—	—	(102)
Fixed rate of 2.953%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/30/2021	USD	580,000	(401)	—	—	—	(401)
Fixed rate of 2.887%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/31/2021	USD	390,000	(724)	—	—	—	(724)
Fixed rate of 2.879%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/31/2021	USD	390,000	(783)	—	—	—	(783)
Fixed rate of 2.797%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/31/2021	USD	390,000	(1,388)	—	—	—	(1,388)
Fixed rate of 2.820%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/31/2021	USD	790,000	(2,467)	—	—	—	(2,467)
Fixed rate of 2.759%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/31/2021	USD	710,000	(3,037)	—	—	—	(3,037)
Fixed rate of 2.805%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/31/2021	USD	1,470,000	(5,008)	—	—	—	(5,008)
3-Month USD LIBOR	Fixed rate of 2.821%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/03/2021	USD	390,000	1,236	—	—	1,236	—
3-Month USD LIBOR	Fixed rate of 2.894%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/04/2021	USD	960,000	1,725	—	—	1,725	—
3-Month USD LIBOR	Fixed rate of 2.971%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/04/2021	USD	395,000	129	—	—	129	—
3-Month USD LIBOR	Fixed rate of 2.987%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/06/2021	USD	390,000	16	—	—	16	—
3-Month USD LIBOR	Fixed rate of 2.993%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/06/2021	USD	390,000	(32)	—	—	—	(32)
3-Month USD LIBOR	Fixed rate of 3.013%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/06/2021	USD	390,000	(177)	—	—	—	(177)
3-Month USD LIBOR	Fixed rate of 2.981%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/07/2021	USD	1,010,000	150	—	—	150	—
3-Month USD LIBOR	Fixed rate of 3.027%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/10/2021	USD	250,000	(178)	—	—	—	(178)
3-Month USD LIBOR	Fixed rate of 3.036%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/10/2021	USD	390,000	(345)	—	—	—	(345)
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.013%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	06/11/2021	USD	280,000	113	—	—	113	—
3-Month USD LIBOR	Fixed rate of 3.058%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/11/2021	USD	390,000	(506)	—	—	—	(506)
3-Month USD LIBOR	Fixed rate of 3.056%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/13/2021	USD	390,000	(489)	—	—	—	(489)
3-Month USD LIBOR	Fixed rate of 3.110%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/17/2021	USD	390,000	(878)	—	—	—	(878)
3-Month USD LIBOR	Fixed rate of 3.124%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/17/2021	USD	390,000	(985)	—	—	—	(985)
Fixed rate of 3.059%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	06/18/2021	USD	195,000	245	—	—	245	—
Fixed rate of 3.016%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	06/21/2021	USD	390,000	165	—	—	165	—
Fixed rate of 3.012%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	06/21/2021	USD	195,000	70	—	—	70	—
Fixed rate of 3.005%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	06/27/2021	USD	395,000	81	—	—	81	—
Fixed rate of 3.013%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	06/27/2021	USD	200,000	72	—	—	72	—
Fixed rate of 2.979%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	07/01/2021	USD	140,000	(44)	—	—	—	(44)
Fixed rate of 2.964%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	07/01/2021	USD	195,000	(114)	—	—	—	(114)
Fixed rate of 2.952%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	07/01/2021	USD	195,000	(161)	—	—	—	(161)
3-Month USD LIBOR	Fixed rate of 2.898%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/07/2022	USD	410,000	714	—	—	714	—
3-Month USD LIBOR	Fixed rate of 2.913%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/07/2022	USD	105,000	154	—	—	154	—
3-Month USD LIBOR	Fixed rate of 3.047%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/11/2022	USD	40,000	(43)	—	—	—	(43)
3-Month USD LIBOR	Fixed rate of 3.082%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/12/2022	USD	410,000	(700)	—	—	—	(700)
3-Month USD LIBOR	Fixed rate of 2.870%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/02/2022	USD	400,000	867	—	—	867	—
3-Month USD LIBOR	Fixed rate of 3.081%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/16/2022	USD	200,000	(350)	—	—	—	(350)
3-Month USD LIBOR	Fixed rate of 3.082%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/16/2022	USD	200,000	(354)	—	—	—	(354)
3-Month USD LIBOR	Fixed rate of 3.042%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/23/2022	USD	200,000	(206)	—	—	—	(206)
3-Month USD LIBOR	Fixed rate of 3.049%	Receives Quarterly, Pays Semi annually	Goldman Sachs	06/23/2022	USD	200,000	(234)	—	—	—	(234)
Fixed rate of 3.220%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2023	GBP	1,550,000	(2,879)	—	—	—	(2,879)
3-Month USD LIBOR	Fixed rate of 2.768%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/11/2023	USD	90,000	442	—	—	442	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.380%	Receives At maturity, Pays At maturity	Goldman Sachs	04/15/2023	EUR	1,150,000	7,438	—	—	7,438	—
Fixed rate of 3.185%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	04/15/2023	GBP	3,470,000	(7,534)	—	—	—	(7,534)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	61

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.129%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Goldman Sachs	04/26/2023	JPY	620,000,000	6,955	—	—	6,955	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.256%	Receives At maturity, Pays At maturity	Goldman Sachs	05/15/2023	GBP	1,635,000	2,677	—	—	2,677	—
Fixed rate of 2.945%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/16/2023	USD	910,000	2,628	—	—	2,628	—
3-Month NZD-LIBOR	Fixed rate of 3.067%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	537,075	(6,300)	—	—	—	(6,300)
3-Month NZD-LIBOR	Fixed rate of 3.070%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	542,500	(6,458)	—	—	—	(6,458)
3-Month NZD-LIBOR	Fixed rate of 3.055%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	1,090,425	(12,035)	—	—	—	(12,035)
6-Month JPY BBA LIBOR	Fixed rate of 0.273%	Receives Semi annually, Pays Semi annually	Goldman Sachs	11/08/2027	JPY	77,585,000	(843)	—	—	—	(843)
UK Retail Price Index All Items Monthly	Fixed rate of 3.455%	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2027	GBP	1,215,000	(24,884)	—	—	—	(24,884)
6-Month JPY BBA LIBOR	Fixed rate of 0.351%	Receives Semi annually, Pays Semi annually	Goldman Sachs	01/11/2028	JPY	75,125,000	(6,281)	—	—	—	(6,281)
Fixed rate of 3.405%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2028	GBP	1,320,000	14,956	—	—	14,956	—
3-Month USD LIBOR	Fixed rate of 3.165%	Receives Quarterly, Pays Semi annually	Goldman Sachs	02/15/2028	USD	1,050,000	(16,608)	—	—	—	(16,608)
6-Month EURIBOR	Fixed rate of 1.040%	Receives Semi annually, Pays Annually	Goldman Sachs	03/23/2028	EUR	430,000	(11,404)	—	—	—	(11,404)
3-Month USD LIBOR	Fixed rate of 2.978%	Receives Quarterly, Pays Semi annually	Goldman Sachs	03/23/2028	USD	1,790,000	(16,448)	—	—	—	(16,448)
Fixed rate of 2.917%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	03/27/2028	USD	230,000	847	—	—	847	—
Fixed rate of 2.795%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	04/04/2028	USD	130,000	(1,713)	—	—	—	(1,713)
3-Month USD LIBOR	Fixed rate of 2.894%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/09/2028	USD	45,000	206	—	—	206	—
3-Month USD LIBOR	Fixed rate of 2.895%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/09/2028	USD	45,000	200	—	—	200	—
3-Month USD LIBOR	Fixed rate of 2.887%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/09/2028	USD	20,000	104	—	—	104	—
Fixed rate of 2.876%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	04/10/2028	USD	45,000	(281)	—	—	—	(281)
Fixed rate of 2.866%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	04/10/2028	USD	45,000	(320)	—	—	—	(320)
3-Month USD LIBOR	Fixed rate of 2.900%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/16/2028	USD	45,000	190	—	—	190	—
3-Month USD LIBOR	Fixed rate of 2.904%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/16/2028	USD	45,000	174	—	—	174	—
Fixed rate of 2.913%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	04/18/2028	USD	1,180,000	(3,679)	—	—	—	(3,679)
3-Month USD LIBOR	Fixed rate of 2.986%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/23/2028	USD	90,000	(293)	—	—	—	(293)
3-Month USD LIBOR	Fixed rate of 2.976%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/24/2028	USD	90,000	(212)	—	—	—	(212)
3-Month USD LIBOR	Fixed rate of 2.998%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/24/2028	USD	90,000	(383)	—	—	—	(383)
3-Month USD LIBOR	Fixed rate of 3.017%	Receives Quarterly, Pays Semi annually	Goldman Sachs	04/24/2028	USD	90,000	(538)	—	—	—	(538)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month JPY BBA LIBOR	Fixed rate of 0.320%	Receives Semi annually, Pays Semi annually	Goldman Sachs	04/27/2028	JPY	147,745,000	(5,585)	—	—	—	(5,585)
Fixed rate of 3.049%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/10/2028	USD	765,000	6,451	—	—	6,451	—
Fixed rate of 3.049%	3-Month USD LIBOR	Receives Semi Annually, Pays Quarterly	Goldman Sachs	05/10/2028	USD	135,000	1,138	—	—	1,138	—
3-Month NZD-LIBOR	Fixed rate of 3.215%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/18/2028	NZD	346,500	(4,638)	—	—	—	(4,638)
3-Month NZD-LIBOR	Fixed rate of 3.219%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/24/2028	NZD	404,250	(5,450)	—	—	—	(5,450)
3-Month NZD-LIBOR	Fixed rate of 3.220%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/24/2028	NZD	404,250	(5,474)	—	—	—	(5,474)
Fixed rate of 0.868%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Goldman Sachs	05/31/2028	EUR	70,000	145	—	—	145	—
Fixed rate of 3.338%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	06/15/2028	GBP	140,000	(653)	—	—	—	(653)
Fixed rate of 3.548%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2032	GBP	1,215,000	49,985	—	—	49,985	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.502%	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2034	GBP	415,000	(14,437)	—	—	—	(14,437)
Fixed rate of 3.600%	UK Retail Price Index All Items Monthly	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2042	GBP	730,000	62,547	—	—	62,547	—
3-Month USD LIBOR	Fixed rate of 3.126%	Receives Quarterly, Pays Semi annually	Goldman Sachs	11/15/2043	USD	140,000	(3,162)	—	—	—	(3,162)
3-Month USD LIBOR	Fixed rate of 3.200%	Receives Quarterly, Pays Semi annually	Goldman Sachs	11/15/2043	USD	580,000	(20,891)	—	—	—	(20,891)
Fixed rate of 1.832%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	05/15/2047	EUR	180,000	(10,288)	—	—	—	(10,288)
UK Retail Price Index All Items Monthly	Fixed rate of 3.550%	Receives At maturity, Pays At maturity	Goldman Sachs	11/15/2047	GBP	730,000	(75,927)	—	—	—	(75,927)
6-Month EURIBOR	Fixed rate of 1.519%	Receives Semi annually, Pays Annually	Goldman Sachs	01/05/2048	EUR	215,000	(6,568)	—	—	—	(6,568)
6-Month EURIBOR	Fixed rate of 1.491%	Receives Semi annually, Pays Annually	Goldman Sachs	01/08/2048	EUR	215,000	(4,764)	—	—	—	(4,764)
Fixed rate of 1.991%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	EUR	150,000	(767)	—	—	—	(767)
Fixed rate of 1.974%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	01/15/2048	EUR	150,000	(1,844)	—	—	—	(1,844)
Fixed rate of 2.000%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2048	EUR	275,000	(200)	—	—	—	(200)
UK Retail Price Index All Items Monthly	Fixed rate of 3.510%	Receives At maturity, Pays At maturity	Goldman Sachs	02/15/2048	GBP	320,000	(22,089)	—	—	—	(22,089)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	63

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.410%	Receives At maturity, Pays At maturity	Goldman Sachs	03/15/2048	GBP	150,000	(598)	—	—	—	(598)
Fixed rate of 1.983%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives At maturity, Pays At maturity	Goldman Sachs	06/15/2048	EUR	290,000	(4,197)	—	—	—	(4,197)
Total							(163,183)	—	—	164,930	(328,113)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Zero coupon bond.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $50,181,837, which represents 42.21% of net assets.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	504,140	22,294,206	(22,056,625)	741,721	68	16	12,410	741,721

(g)	At June 30, 2018, cash or short-term securities were designated to cover open put and/or call options written.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	2,052,303	—	—	2,052,303
Inflation-Indexed Bonds	—	112,776,968	—	—	112,776,968
Options Purchased Calls	2,475	31,156	—	—	33,631
Options Purchased Puts	—	282,053	—	—	282,053
Money Market Funds	—	—	—	741,721	741,721
Total Investments in Securities	2,475	115,142,480	—	741,721	115,886,676
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,097,504	—	—	1,097,504
Futures Contracts	58,737	—	—	—	58,737
Swap Contracts	—	186,285	—	—	186,285
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	65

Portfolio of Investments   (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(574,067)	—	—	(574,067)
Futures Contracts	(45,122)	—	—	—	(45,122)
Options Contracts Written	(2,887)	(320,245)	—	—	(323,132)
Swap Contracts	—	(565,867)	—	—	(565,867)
Total	13,203	114,966,090	—	741,721	115,721,014
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments
CTIVPSM – MFS® Blended Research® Core Equity Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Consumer Discretionary 10.6%
Auto Components 1.0%
Lear Corp.	106,809	19,846,180
Automobiles 0.5%
General Motors Co.	254,943	10,044,754
Hotels, Restaurants & Leisure 2.6%
Aramark	180,955	6,713,431
Marriott International, Inc., Class A	211,219	26,740,325
Royal Caribbean Cruises Ltd.	175,563	18,188,327
Total		51,642,083
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.(a)	33,764	57,392,047
Booking Holdings, Inc.(a)	3,189	6,464,390
Total		63,856,437
Media 1.8%
Comcast Corp., Class A	1,074,553	35,256,084
Specialty Retail 1.4%
Best Buy Co., Inc.	100,134	7,467,994
Ross Stores, Inc.	191,504	16,229,964
Urban Outfitters, Inc.(a)	103,217	4,598,317
Total		28,296,275
Total Consumer Discretionary		208,941,813
Consumer Staples 8.8%
Beverages 2.2%
Molson Coors Brewing Co., Class B	255,945	17,414,498
PepsiCo, Inc.	247,165	26,908,853
Total		44,323,351
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	136,674	28,562,133
Walgreens Boots Alliance, Inc.	456,612	27,403,569
Total		55,965,702
Food Products 1.7%
General Mills, Inc.	107,229	4,745,956
Tyson Foods, Inc., Class A	404,904	27,877,640
Total		32,623,596
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.3%
Kimberly-Clark Corp.	47,785	5,033,672
Tobacco 1.8%
Philip Morris International, Inc.	441,271	35,628,220
Total Consumer Staples		173,574,541
Energy 5.8%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	304,077	20,382,282
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	9,335	1,180,224
EOG Resources, Inc.	255,522	31,794,602
Exxon Mobil Corp.	119,697	9,902,533
Phillips 66	239,747	26,925,986
Pioneer Natural Resources Co.	19,706	3,729,163
Valero Energy Corp.	178,583	19,792,354
Total		93,324,862
Total Energy		113,707,144
Financials 14.6%
Banks 6.4%
Bank of America Corp.	1,640,102	46,234,475
Citigroup, Inc.	302,732	20,258,826
JPMorgan Chase & Co.	115,314	12,015,719
Wells Fargo & Co.	857,944	47,564,415
Total		126,073,435
Capital Markets 1.4%
Morgan Stanley	581,292	27,553,241
Consumer Finance 2.5%
Discover Financial Services	408,439	28,758,190
Synchrony Financial	605,081	20,197,604
Total		48,955,794
Diversified Financial Services 0.6%
Berkshire Hathaway, Inc., Class B(a)	60,791	11,346,640
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	67

Portfolio of Investments   (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.7%
Allstate Corp. (The)	222,055	20,266,960
Hartford Financial Services Group, Inc. (The)	59,866	3,060,949
MetLife, Inc.	621,342	27,090,511
Prudential Financial, Inc.	248,112	23,200,953
Total		73,619,373
Total Financials		287,548,483
Health Care 13.4%
Biotechnology 2.3%
Biogen, Inc.(a)	102,969	29,885,723
Celgene Corp.(a)	191,778	15,231,009
Total		45,116,732
Health Care Equipment & Supplies 2.0%
Align Technology, Inc.(a)	13,775	4,712,978
Medtronic PLC	408,488	34,970,658
Total		39,683,636
Health Care Providers & Services 3.5%
Express Scripts Holding Co.(a)	115,494	8,917,292
HCA Healthcare, Inc.	73,677	7,559,260
Humana, Inc.	91,027	27,092,366
McKesson Corp.	190,063	25,354,404
Total		68,923,322
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	152,300	8,428,282
Eli Lilly & Co.	401,292	34,242,246
Johnson & Johnson	428,571	52,002,805
Pfizer, Inc.	393,798	14,286,992
Total		108,960,325
Total Health Care		262,684,015
Industrials 10.7%
Aerospace & Defense 3.0%
Boeing Co. (The)	119,853	40,211,880
Lockheed Martin Corp.	12,419	3,668,945
Textron, Inc.	165,306	10,895,319
United Technologies Corp.	36,147	4,519,459
Total		59,295,603
Airlines 0.6%
Delta Air Lines, Inc.	246,697	12,221,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.3%
Owens Corning	91,582	5,803,551
Electrical Equipment 1.4%
Eaton Corp. PLC	357,955	26,753,557
Industrial Conglomerates 1.4%
Honeywell International, Inc.	194,769	28,056,474
Machinery 0.6%
AGCO Corp.	74,302	4,511,617
Ingersoll-Rand PLC	83,413	7,484,649
Total		11,996,266
Road & Rail 2.1%
Kansas City Southern	33,482	3,547,753
Union Pacific Corp.	257,719	36,513,628
Total		40,061,381
Trading Companies & Distributors 1.3%
United Rentals, Inc.(a)	104,389	15,409,904
Univar, Inc.(a)	384,010	10,076,423
Total		25,486,327
Total Industrials		209,674,528
Information Technology 26.7%
Communications Equipment 2.1%
Cisco Systems, Inc.	968,377	41,669,262
Internet Software & Services 7.3%
Alphabet, Inc., Class A(a)	33,780	38,144,038
Alphabet, Inc., Class C(a)	35,028	39,078,988
Facebook, Inc., Class A(a)	339,095	65,892,941
Total		143,115,967
IT Services 3.1%
DXC Technology Co.	309,297	24,932,431
FleetCor Technologies, Inc.(a)	129,019	27,177,852
Global Payments, Inc.	42,892	4,782,029
MasterCard, Inc., Class A	18,026	3,542,470
Perspecta, Inc.	41,380	850,359
Total		61,285,141

The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	888,617	44,173,151
NVIDIA Corp.	69,898	16,558,836
Total		60,731,987
Software 7.3%
Adobe Systems, Inc.(a)	111,485	27,181,158
Electronic Arts, Inc.(a)	177,973	25,097,753
Microsoft Corp.	890,695	87,831,434
Salesforce.com, Inc.(a)	31,063	4,236,993
Total		144,347,338
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	316,336	58,556,957
Hewlett Packard Enterprise Co.	1,066,076	15,575,370
Total		74,132,327
Total Information Technology		525,282,022
Materials 1.4%
Chemicals 1.4%
CF Industries Holdings, Inc.	610,199	27,092,836
Total Materials		27,092,836
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITS) 3.8%
Extra Space Storage, Inc.	215,278	21,486,897
Host Hotels & Resorts, Inc.	603,249	12,710,456
Life Storage, Inc.	65,912	6,413,897
STORE Capital Corp.	605,854	16,600,400
Weyerhaeuser Co.	468,001	17,063,316
Total		74,274,966
Total Real Estate		74,274,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	314,378	15,816,357
Total Telecommunication Services		15,816,357
Utilities 2.9%
Electric Utilities 1.7%
Exelon Corp.	721,196	30,722,950
PPL Corp.	131,277	3,747,958
Total		34,470,908
Independent Power and Renewable Electricity Producers 1.2%
AES Corp. (The)	1,543,587	20,699,502
Vistra Energy Corp(a)	101,005	2,389,778
Total		23,089,280
Total Utilities		57,560,188
Total Common Stocks (Cost $1,675,745,695)		1,956,156,893

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	12,412,044	12,412,044
Total Money Market Funds (Cost $12,411,141)		12,412,044
Total Investments in Securities (Cost: $1,688,156,836)		1,968,568,937
Other Assets & Liabilities, Net		(2,080,123)
Net Assets		1,966,488,814

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	69

Portfolio of Investments   (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	7,891,513	49,963,187	(45,442,656)	12,412,044	(846)	903	94,857	12,412,044
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	208,941,813	—	—	—	208,941,813
Consumer Staples	173,574,541	—	—	—	173,574,541
Energy	113,707,144	—	—	—	113,707,144
Financials	287,548,483	—	—	—	287,548,483
Health Care	262,684,015	—	—	—	262,684,015
Industrials	209,674,528	—	—	—	209,674,528
Information Technology	525,282,022	—	—	—	525,282,022
Materials	27,092,836	—	—	—	27,092,836
Real Estate	74,274,966	—	—	—	74,274,966
Telecommunication Services	15,816,357	—	—	—	15,816,357
Utilities	57,560,188	—	—	—	57,560,188
Total Common Stocks	1,956,156,893	—	—	—	1,956,156,893
Money Market Funds	—	—	—	12,412,044	12,412,044
Total Investments in Securities	1,956,156,893	—	—	12,412,044	1,968,568,937
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	71

Portfolio of Investments
CTIVPSM – Victory Sycamore Established Value Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 12.0%
Auto Components 1.2%
BorgWarner, Inc.	173,000	7,466,680
Hotels, Restaurants & Leisure 1.9%
Darden Restaurants, Inc.	107,500	11,508,950
Leisure Products 1.7%
Hasbro, Inc.	113,200	10,449,492
Media 3.7%
CBS Corp., Class B Non Voting	121,500	6,830,730
Cinemark Holdings, Inc.	262,800	9,219,024
Interpublic Group of Companies, Inc. (The)	252,100	5,909,224
Total		21,958,978
Specialty Retail 2.7%
AutoNation, Inc.(a)	155,500	7,554,190
Tiffany & Co.	66,700	8,777,720
Total		16,331,910
Textiles, Apparel & Luxury Goods 0.8%
VF Corp.	55,200	4,499,904
Total Consumer Discretionary		72,215,914
Consumer Staples 9.0%
Food & Staples Retailing 3.7%
Kroger Co. (The)	367,700	10,461,065
SYSCO Corp.	174,700	11,930,263
Total		22,391,328
Food Products 5.3%
Archer-Daniels-Midland Co.	382,300	17,520,809
Hormel Foods Corp.	162,800	6,057,788
Ingredion, Inc.	73,900	8,180,730
Total		31,759,327
Total Consumer Staples		54,150,655
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.3%
Oil, Gas & Consumable Fuels 7.3%
Cimarex Energy Co.	96,100	9,777,214
Devon Energy Corp.	265,800	11,684,568
Energen Corp.(a)	101,790	7,412,348
Parsley Energy, Inc., Class A(a)	276,100	8,360,308
PDC Energy, Inc.(a)	110,000	6,649,500
Total		43,883,938
Total Energy		43,883,938
Financials 18.4%
Banks 3.8%
Citizens Financial Group, Inc.	224,400	8,729,160
SunTrust Banks, Inc.	214,500	14,161,290
Total		22,890,450
Capital Markets 1.4%
E*TRADE Financial Corp.(a)	140,700	8,605,212
Insurance 13.2%
Aflac, Inc.	198,800	8,552,376
Alleghany Corp.	22,500	12,936,825
Allstate Corp. (The)	88,700	8,095,649
American Financial Group, Inc.	62,200	6,675,926
Arthur J Gallagher & Co.	139,700	9,119,616
FNF Group	207,200	7,794,864
Markel Corp.(a)	7,900	8,566,365
Marsh & McLennan Companies, Inc.	64,360	5,275,589
WR Berkley Corp.	168,700	12,215,567
Total		79,232,777
Total Financials		110,728,439
Health Care 7.0%
Health Care Equipment & Supplies 2.7%
Hologic, Inc.(a)	247,700	9,846,075
STERIS PLC	57,900	6,080,079
Total		15,926,154
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Victory Sycamore Established Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.8%
HCA Healthcare, Inc.	48,400	4,965,840
Quest Diagnostics, Inc.	110,600	12,159,364
Total		17,125,204
Pharmaceuticals 1.5%
Perrigo Co. PLC	120,700	8,800,237
Total Health Care		41,851,595
Industrials 14.3%
Aerospace & Defense 2.0%
Textron, Inc.	180,000	11,863,800
Building Products 1.1%
Owens Corning	108,340	6,865,506
Commercial Services & Supplies 1.2%
Republic Services, Inc.	106,760	7,298,113
Construction & Engineering 1.5%
Quanta Services, Inc.(a)	268,600	8,971,240
Electrical Equipment 0.8%
Hubbell, Inc.	44,740	4,730,808
Machinery 6.4%
AGCO Corp.	123,000	7,468,560
Colfax Corp.(a)	176,700	5,415,855
Ingersoll-Rand PLC	111,900	10,040,787
PACCAR, Inc.	86,000	5,328,560
Parker-Hannifin Corp.	40,070	6,244,910
Xylem, Inc.	61,380	4,135,784
Total		38,634,456
Road & Rail 1.3%
Landstar System, Inc.	70,100	7,654,920
Total Industrials		86,018,843
Information Technology 13.7%
Communications Equipment 2.6%
Arris International PLC(a)	230,500	5,634,572
Motorola Solutions, Inc.	83,500	9,716,895
Total		15,351,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.3%
Flex Ltd.(a)	575,100	8,114,661
Keysight Technologies, Inc.(a)	98,820	5,833,345
Total		13,948,006
IT Services 5.7%
Black Knight, Inc.(a)	140,822	7,541,018
DXC Technology Co.	101,490	8,181,109
Fidelity National Information Services, Inc.	101,260	10,736,598
MAXIMUS, Inc.	112,000	6,956,320
Perspecta, Inc.	50,745	1,042,810
Total		34,457,855
Software 2.1%
Nuance Communications, Inc.(a)	563,200	7,820,032
Synopsys, Inc.(a)	51,890	4,440,227
Total		12,260,259
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	423,200	6,182,952
Total Information Technology		82,200,539
Materials 7.5%
Chemicals 2.8%
Celanese Corp., Class A	68,800	7,640,928
Eastman Chemical Co.	89,400	8,936,424
Total		16,577,352
Containers & Packaging 2.8%
AptarGroup, Inc.	97,550	9,109,219
Packaging Corp. of America	71,700	8,015,343
Total		17,124,562
Metals & Mining 1.9%
Reliance Steel & Aluminum Co.	129,172	11,307,717
Total Materials		45,009,631
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 3.6%
Lamar Advertising Co., Class A	135,800	9,276,498
National Retail Properties, Inc.	289,800	12,739,608
Total		22,016,106
Total Real Estate		22,016,106

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	73

Portfolio of Investments   (continued)
CTIVPSM – Victory Sycamore Established Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.5%
Electric Utilities 2.3%
Alliant Energy Corp.	162,480	6,876,153
Xcel Energy, Inc.	149,082	6,810,066
Total		13,686,219
Multi-Utilities 1.2%
DTE Energy Co.	71,930	7,454,106
Total Utilities		21,140,325
Total Common Stocks (Cost $493,697,676)		579,215,985

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(b),(c)	25,077,217	25,077,217
Total Money Market Funds (Cost $25,075,841)		25,077,217
Total Investments in Securities (Cost: $518,773,517)		604,293,202
Other Assets & Liabilities, Net		(3,233,606)
Net Assets		601,059,596

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	13,730,368	39,629,212	(28,282,363)	25,077,217	(714)	1,264	145,582	25,077,217
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Victory Sycamore Established Value Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	72,215,914	—	—	—	72,215,914
Consumer Staples	54,150,655	—	—	—	54,150,655
Energy	43,883,938	—	—	—	43,883,938
Financials	110,728,439	—	—	—	110,728,439
Health Care	41,851,595	—	—	—	41,851,595
Industrials	86,018,843	—	—	—	86,018,843
Information Technology	82,200,539	—	—	—	82,200,539
Materials	45,009,631	—	—	—	45,009,631
Real Estate	22,016,106	—	—	—	22,016,106
Utilities	21,140,325	—	—	—	21,140,325
Total Common Stocks	579,215,985	—	—	—	579,215,985
Money Market Funds	—	—	—	25,077,217	25,077,217
Total Investments in Securities	579,215,985	—	—	25,077,217	604,293,202
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	75

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Consumer Discretionary 9.2%
Auto Components 1.0%
Cooper Tire & Rubber Co.	66,605	1,751,712
Cooper-Standard Holding, Inc.(a)	11,051	1,444,034
Dana, Inc.	98,962	1,998,043
Modine Manufacturing Co.(a)	78,544	1,433,428
Shiloh Industries, Inc.(a)	11,600	100,920
Stoneridge, Inc.(a)	11,285	396,555
Tower International, Inc.	24,428	776,810
VOXX International Corp.(a)	6,821	36,833
Total		7,938,335
Distributors 0.1%
Core-Mark Holding Co., Inc.	53,275	1,209,342
Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.(a)	6,700	322,270
American Public Education, Inc.(a)	1,202	50,604
Bridgepoint Education, Inc.(a)	1,439	9,397
Graham Holdings Co., Class B	6,156	3,608,032
K12, Inc.(a)	62,015	1,015,185
Regis Corp.(a)	34,050	563,187
Total		5,568,675
Hotels, Restaurants & Leisure 0.6%
Del Frisco’s Restaurant Group, Inc.(a)	31,474	396,572
J. Alexander’s Holdings, Inc.(a)	16,016	178,578
Jack in the Box, Inc.	38,871	3,308,700
Red Lion Hotels Corp.(a)	96,941	1,129,363
Total		5,013,213
Household Durables 1.2%
Bassett Furniture Industries, Inc.	11,342	312,472
CSS Industries Inc	11,990	202,631
La-Z-Boy, Inc.	95,954	2,936,192
M/I Homes, Inc.(a)	85,626	2,267,377
MDC Holdings, Inc.	145,725	4,483,958
Total		10,202,630
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.2%
Brunswick Corp.	24,937	1,607,938
Clarus Corp.(a)	3,414	28,165
Total		1,636,103
Media 0.7%
Gannett Co., Inc.	77,541	829,689
Madison Square Garden Co. (The), Class A(a)	2,410	747,558
Meredith Corp.	32,079	1,636,029
MSG Networks, Inc., Class A(a)	36,200	866,990
Scholastic Corp.	38,100	1,688,211
Total		5,768,477
Multiline Retail 0.9%
Big Lots, Inc.	179,493	7,499,218
Specialty Retail 3.6%
Aaron’s, Inc.	124,476	5,408,482
Abercrombie & Fitch Co., Class A	63,800	1,561,824
Barnes & Noble Education, Inc.(a)	69,638	392,758
Barnes & Noble, Inc.	54,542	346,342
Build-A-Bear Workshop, Inc.(a)	11,260	85,576
Caleres, Inc.	80,450	2,766,675
Cato Corp. (The), Class A	100	2,462
Chico’s FAS, Inc.	407,711	3,318,768
Children’s Place, Inc. (The)	21,210	2,562,168
Citi Trends, Inc.	24,489	671,978
DSW, Inc., Class A	58,193	1,502,543
Express, Inc.(a)	113,190	1,035,689
Genesco, Inc.(a)	31,215	1,239,235
Group 1 Automotive, Inc.	24,170	1,522,710
Haverty Furniture Companies, Inc.	5,731	123,790
Hibbett Sports, Inc.(a)	20,300	464,870
Kirkland’s, Inc.(a)	24,634	286,740
Office Depot, Inc.	502,000	1,280,100
Signet Jewelers Ltd.	65,973	3,677,995
Tilly’s, Inc.	36,487	552,778
Zumiez, Inc.(a)	20,600	516,030
Total		29,319,513
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Culp, Inc.	29,598	726,631
Rocky Brands, Inc.	5,576	167,280
Vera Bradley, Inc.(a)	23,300	327,132
Total		1,221,043
Total Consumer Discretionary		75,376,549
Consumer Staples 2.2%
Beverages 0.1%
Primo Water Corp.(a)	70,095	1,225,961
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	20,739	2,179,254
Ingles Markets, Inc., Class A	10,877	345,889
Natural Grocers by Vitamin Cottage, Inc.(a)	14,400	183,456
Smart & Final Stores, Inc.(a)	75,930	421,411
Total		3,130,010
Food Products 1.6%
Dean Foods Co.	121,223	1,274,054
Flowers Foods, Inc.	314,917	6,559,721
Lancaster Colony Corp.	19,763	2,735,595
TreeHouse Foods, Inc.(a)	49,130	2,579,816
Total		13,149,186
Household Products 0.1%
Spectrum Brands Holdings, Inc.	12,013	980,501
Total Consumer Staples		18,485,658
Energy 6.4%
Energy Equipment & Services 1.8%
Apergy Corp.(a)	44,968	1,877,414
Archrock, Inc.	39,682	476,184
Aspen Aerogels, Inc.(a)	10,500	51,450
Basic Energy Services, Inc.(a)	4,000	44,440
C&J Energy Services, Inc.(a)	126,278	2,980,161
Dawson Geophysical Co.(a)	1,050	8,295
Exterran Corp.(a)	22,411	561,171
Matrix Service Co.(a)	36,100	662,435
Newpark Resources, Inc.(a)	128,460	1,393,791
ProPetro Holding Corp.(a)	235,291	3,689,363
Common Stocks (continued)
Issuer	Shares	Value ($)
SEACOR Holdings, Inc.(a)	22,270	1,275,403
Superior Energy Services, Inc.(a)	168,973	1,645,797
Total		14,665,904
Oil, Gas & Consumable Fuels 4.6%
Arch Coal, Inc.	23,610	1,851,732
Bonanza Creek Energy, Inc.(a)	28,213	1,068,426
Callon Petroleum Co.(a)	183,039	1,965,839
Delek U.S. Holdings, Inc.	75,713	3,798,521
Energen Corp.(a)	2,200	160,204
Enerplus Corp.	714,420	9,001,692
Hallador Energy Co.	3,705	26,454
HighPoint Resources Corp.(a)	269,593	1,639,126
Midstates Petroleum Co., Inc.(a)	38,400	522,624
Newfield Exploration Co.(a)	72,536	2,194,214
Par Pacific Holdings, Inc.(a)	42,892	745,463
PDC Energy, Inc.(a)	37,565	2,270,804
Peabody Energy Corp.	56,271	2,559,205
Range Resources Corp.	201,820	3,376,449
Renewable Energy Group, Inc.(a)	90,738	1,619,673
SilverBow Resources, Inc.(a)	8,928	257,841
SM Energy Co.	72,590	1,864,837
World Fuel Services Corp.	66,497	1,357,204
WPX Energy, Inc.(a)	108,065	1,948,412
Total		38,228,720
Total Energy		52,894,624
Financials 26.4%
Banks 19.2%
1st Source Corp.	800	42,744
American National Bankshares, Inc.	4,259	170,360
Atlantic Capital Bancshares, Inc.(a)	27,543	541,220
BancFirst Corp.	22,078	1,307,018
Bancorp, Inc. (The)(a)	82,000	857,720
Bank of Marin Bancorp	7,609	615,188
Banner Corp.	72,247	4,344,212
Berkshire Hills Bancorp, Inc.	89,248	3,623,469
Brookline Bancorp, Inc.	17,558	326,579
Bryn Mawr Bank Corp.	8,112	375,586
Capital City Bank Group, Inc.	7,500	177,225
Cathay General Bancorp	79,146	3,204,622

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	77

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Central Pacific Financial Corp.	41,350	1,184,677
Central Valley Community Bancorp	12,083	255,676
Chemung Financial Corp.	100	5,011
Civista Bancshares, Inc.	5,579	135,235
Commerce Bancshares, Inc.	10,800	698,868
Community Bank System, Inc.	30,605	1,807,837
Community Trust Bancorp, Inc.	14,347	716,633
Customers Bancorp, Inc.(a)	52,310	1,484,558
East West Bancorp, Inc.	26,597	1,734,124
Enterprise Financial Services Corp.	82,234	4,436,524
Evans Bancorp, Inc.	11	507
Fidelity Southern Corp.	21,173	538,006
Financial Institutions, Inc.	11,900	391,510
First Bancorp	25,876	1,058,587
First BanCorp(a)	247,909	1,896,504
First Bancshares, Inc. (The)	2,700	97,065
First Busey Corp.	180,600	5,728,632
First Business Financial Services, Inc.	7,800	202,800
First Commonwealth Financial Corp.	138,050	2,141,155
First Financial Bancorp	3,700	113,405
First Financial Corp.	6,816	309,106
First Merchants Corp.	26,611	1,234,750
First Midwest Bancorp, Inc.	146,039	3,719,613
FNB Corp.	276,790	3,714,522
Glacier Bancorp, Inc.	124,068	4,798,950
Great Southern Bancorp, Inc.	7,432	425,110
Great Western Bancorp, Inc.	55,455	2,328,555
Hancock Whitney Corp.	90,185	4,207,130
Heartland Financial U.S.A., Inc.	67,353	3,694,312
Heritage Commerce Corp.	37,502	637,159
Heritage Financial Corp.	25,743	897,144
Home Bancshares, Inc.	43,677	985,353
HomeTrust Bancshares, Inc.(a)	14,085	396,493
Iberiabank Corp.	171,182	12,975,596
Independent Bank Corp.	42,625	3,341,800
Independent Bank Corp.	18,078	460,989
Lakeland Financial Corp.	75,791	3,652,368
LegacyTexas Financial Group, Inc.	34,006	1,326,914
Metropolitan Bank Holding Corp.(a)	6,383	334,980
Common Stocks (continued)
Issuer	Shares	Value ($)
MidWestOne Financial Group, Inc.	4,700	158,766
National Bank Holdings Corp., Class A	94,383	3,642,240
National Commerce Corp.(a)	6,446	298,450
Northeast Bancorp	8,458	184,384
Northrim BanCorp, Inc.	3,734	147,680
OFG Bancorp	149,674	2,102,920
Old Line Bancshares, Inc.	3,215	112,236
Old National Bancorp	32,900	611,940
Old Second Bancorp, Inc.	3,000	43,200
Peapack Gladstone Financial Corp.	5,184	179,315
Peoples Bancorp, Inc.	5,849	220,975
Popular, Inc.	9,000	406,890
Preferred Bank	54,885	3,373,232
Prosperity Bancshares, Inc.	21,300	1,456,068
QCR Holdings, Inc.	12,526	594,359
RBB Bancorp	3,800	122,056
Renasant Corp.	118,494	5,393,847
Sandy Spring Bancorp, Inc.	6,123	251,104
Seacoast Banking Corp. of Florida(a)	118,781	3,751,104
Shore Bancshares, Inc.	6,200	117,924
Sierra Bancorp	11,657	329,194
South State Corp.	442	38,122
Sterling Bancorp	158,628	3,727,758
Stock Yards Bancorp, Inc.	2,334	89,042
Synovus Financial Corp.	14,000	739,620
TriState Capital Holdings, Inc.(a)	11,522	300,724
UMB Financial Corp.	27,774	2,117,212
Umpqua Holdings Corp.	340,236	7,685,931
Union Bankshares Corp.	117,543	4,570,072
United Community Banks, Inc.	180,499	5,535,904
Valley National Bancorp	239,555	2,912,989
Webster Financial Corp.	45,650	2,907,905
WesBanco, Inc.	92,161	4,150,931
Western Alliance Bancorp(a)	34,414	1,948,177
Wintrust Financial Corp.	97,042	8,447,506
Total		158,323,878

The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.0%
Artisan Partners Asset Management, Inc., Class A	67,035	2,021,105
Evercore, Inc., Class A	30,779	3,245,645
Investment Technology Group, Inc.	46,174	965,960
Ladenburg Thalmann Financial Services, Inc.	32,224	109,562
Oppenheimer Holdings, Inc., Class A	8,105	226,940
Piper Jaffray Companies	26,548	2,040,214
Total		8,609,426
Consumer Finance —%
Santander Consumer U.S.A. Holdings, Inc.	6,100	116,449
Diversified Financial Services 0.1%
Marlin Business Services Corp.	6,214	185,488
Voya Financial, Inc.	4,400	206,800
Total		392,288
Insurance 2.6%
American Equity Investment Life Holding Co.	101,001	3,636,036
AMERISAFE, Inc.	32,890	1,899,397
Argo Group International Holdings Ltd.	56,928	3,310,363
CNO Financial Group, Inc.	221,842	4,223,872
Donegal Group, Inc., Class A	3,263	44,409
eHealth, Inc.(a)	50,677	1,119,962
EMC Insurance Group, Inc.	2,900	80,562
Employers Holdings, Inc.	26,300	1,057,260
FedNat Holding Co.	16,567	382,201
Hallmark Financial Services, Inc.(a)	12,696	126,706
Hanover Insurance Group, Inc. (The)	5,400	645,624
Heritage Insurance Holdings, Inc.	21,310	355,238
Horace Mann Educators Corp.	22,699	1,012,375
Navigators Group, Inc. (The)	5,313	302,841
ProAssurance Corp.	9,100	322,595
Reinsurance Group of America, Inc.	12,722	1,698,133
Selective Insurance Group, Inc.	14,321	787,655
State Auto Financial Corp.	5,107	152,750
Total		21,157,979
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Cherry Hill Mortgage Investment Corp.	32,500	580,450
Chimera Investment Corp.	86,889	1,588,331
Invesco Mortgage Capital, Inc.	217,024	3,450,682
Total		5,619,463
Thrifts & Mortgage Finance 2.8%
BankFinancial Corp.	6,905	121,873
Beneficial Bancorp, Inc.	2,700	43,740
Dime Community Bancshares, Inc.	13,200	257,400
First Defiance Financial Corp.	10,000	670,600
Flagstar Bancorp, Inc.(a)	138,629	4,749,430
Meridian Bancorp, Inc.	16,465	315,305
Northwest Bancshares, Inc.	224,385	3,902,055
Radian Group, Inc.	369,422	5,992,025
Riverview Bancorp, Inc.	4,363	36,824
Territorial Bancorp, Inc.	4,510	139,810
TFS Financial Corp.	76,376	1,204,449
TrustCo Bank Corp.	108,124	962,304
United Financial Bancorp, Inc.	16,017	280,618
Washington Federal, Inc.	53,200	1,739,640
WSFS Financial Corp.	44,707	2,382,883
Total		22,798,956
Total Financials		217,018,439
Health Care 7.5%
Biotechnology 0.5%
Achillion Pharmaceuticals, Inc.(a)	59,200	167,536
Acorda Therapeutics, Inc.(a)	60,805	1,745,103
Akebia Therapeutics, Inc.(a)	14,200	141,716
AMAG Pharmaceuticals, Inc.(a)	39,085	762,158
Applied Genetic Technologies Corp.(a)	10,128	37,474
Ardelyx, Inc.(a)	17,926	66,326
Bellicum Pharmaceuticals, Inc.(a)	12,900	95,202
BioTime, Inc.(a)	35,802	73,752
Calithera Biosciences, Inc.(a)	9,800	49,000
Chimerix, Inc.(a)	67,904	323,223
Cidara Therapeutics, Inc.(a)	11,974	62,265
Cytokinetics, Inc.(a)	4,200	34,860
Epizyme, Inc.(a)	10,900	147,695

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	79

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Five Prime Therapeutics, Inc.(a)	10,500	166,005
Karyopharm Therapeutics, Inc.(a)	6,200	105,338
Merrimack Pharmaceuticals, Inc.(a)	9,991	49,056
Minerva Neurosciences, Inc.(a)	5,800	47,850
NantKwest, Inc.(a)	11,600	35,496
Novavax, Inc.(a)	118,800	159,192
Pfenex, Inc.(a)	9,876	53,429
Spero Therapeutics, Inc.(a)	6,555	96,162
Syndax Pharmaceuticals, Inc.(a)	8,100	56,862
Zafgen, Inc.(a)	2,900	29,667
Total		4,505,367
Health Care Equipment & Supplies 2.5%
Angiodynamics, Inc.(a)	278,639	6,196,931
ConforMIS, Inc.(a)	58,084	72,605
Haemonetics Corp.(a)	20,823	1,867,407
Meridian Bioscience, Inc.	77,355	1,229,944
Natus Medical, Inc.(a)	56,299	1,942,315
Orthofix International NV(a)	160,146	9,099,496
RTI Surgical, Inc.(a)	57,298	263,571
SeaSpine Holdings Corp.(a)	2,435	30,730
Total		20,702,999
Health Care Providers & Services 2.0%
AMN Healthcare Services, Inc.(a)	32,820	1,923,252
Ensign Group, Inc. (The)	194,400	6,963,408
Magellan Health, Inc.(a)	16,745	1,606,683
Premier, Inc.(a)	87,650	3,188,707
Tivity Health, Inc.(a)	62,547	2,201,654
WellCare Health Plans, Inc.(a)	1,720	423,533
Total		16,307,237
Health Care Technology 0.6%
Allscripts Healthcare Solutions, Inc.(a)	165,633	1,987,596
HMS Holdings Corp.(a)	92,920	2,008,930
Quality Systems, Inc.(a)	28,800	561,600
Total		4,558,126
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.6%
Bio-Techne Corp.	12,675	1,875,266
Cambrex Corp.(a)	21,797	1,139,983
Harvard Bioscience, Inc.(a)	293,080	1,567,978
NanoString Technologies, Inc.(a)	10,871	148,716
Total		4,731,943
Pharmaceuticals 1.3%
Aratana Therapeutics, Inc.(a)	16,300	69,275
Endo International PLC(a)	118,600	1,118,398
Horizon Pharma PLC(a)	131,855	2,183,519
Lannett Co., Inc.(a)	39,200	533,120
Otonomy, Inc.(a)	8,983	34,584
Phibro Animal Health Corp., Class A	104,955	4,833,178
Prestige Brands Holdings, Inc.(a)	44,097	1,692,443
Tetraphase Pharmaceuticals, Inc.(a)	22,500	80,325
Total		10,544,842
Total Health Care		61,350,514
Industrials 14.8%
Aerospace & Defense 1.2%
Ducommun, Inc.(a)	24,792	820,367
Esterline Technologies Corp.(a)	72,336	5,338,397
KEYW Holding Corp. (The)(a)	172,333	1,506,190
Moog, Inc., Class A	10,159	791,996
Triumph Group, Inc.	38,731	759,128
Vectrus, Inc.(a)	17,464	538,240
Total		9,754,318
Air Freight & Logistics 0.9%
Air Transport Services Group, Inc.(a)	96,880	2,188,519
Atlas Air Worldwide Holdings, Inc.(a)	32,019	2,295,762
Echo Global Logistics, Inc.(a)	49,764	1,455,597
HUB Group, Inc., Class A(a)	20,400	1,015,920
Radiant Logistics, Inc.(a)	5,600	21,896
Total		6,977,694
Airlines 0.1%
Skywest, Inc.	18,059	937,262

The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.1%
Apogee Enterprises, Inc.	41,205	1,984,845
Armstrong Flooring, Inc.(a)	39,409	553,302
Gibraltar Industries, Inc.(a)	94,178	3,531,675
Quanex Building Products Corp.	178,108	3,197,039
Total		9,266,861
Commercial Services & Supplies 1.2%
ARC Document Solutions, Inc.(a)	17,829	31,557
Brink’s Co. (The)	34,738	2,770,356
LSC Communications, Inc.	35,600	557,496
Pitney Bowes, Inc.	136,930	1,173,490
Quad/Graphics, Inc.	75,584	1,574,415
SP Plus Corp.(a)	60,610	2,254,692
Steelcase, Inc., Class A	94,152	1,271,052
Total		9,633,058
Construction & Engineering 2.1%
Aegion Corp.(a)	107,299	2,762,949
EMCOR Group, Inc.	74,806	5,698,721
Fluor Corp.	11,400	556,092
Great Lakes Dredge & Dock Corp.(a)	649,761	3,411,245
Jacobs Engineering Group, Inc.	3,900	247,611
Orion Group Holdings, Inc.(a)	8,231	67,988
Primoris Services Corp.	110,270	3,002,652
Tutor Perini Corp.(a)	89,039	1,642,770
Total		17,390,028
Electrical Equipment 1.4%
AZZ, Inc.	69,405	3,015,647
Encore Wire Corp.	5,081	241,094
EnerSys	31,631	2,360,938
Powell Industries, Inc.	7,204	250,915
Regal Beloit Corp.	68,438	5,598,228
Total		11,466,822
Machinery 4.5%
AGCO Corp.	11,900	722,568
Astec Industries, Inc.	9,149	547,110
Briggs & Stratton Corp.	70,487	1,241,276
Chart Industries, Inc.(a)	1,735	107,015
ESCO Technologies, Inc.	71,691	4,136,571
Common Stocks (continued)
Issuer	Shares	Value ($)
FreightCar America, Inc.	12,400	208,196
Global Brass & Copper Holdings, Inc.	70,330	2,204,846
Graham Corp.	6,800	175,508
Greenbrier Companies, Inc. (The)	47,580	2,509,845
Hyster-Yale Materials Handling, Inc.	11,100	713,175
ITT, Inc.	96,078	5,021,997
Manitowoc Co., Inc. (The)(a)	58,400	1,510,224
Milacron Holdings Corp.(a)	182,526	3,455,217
Navistar International Corp.(a)	30,251	1,231,821
NN, Inc.	82,900	1,566,810
Park-Ohio Holdings Corp.	5,401	201,457
Spartan Motors, Inc.	60,893	919,484
SPX Corp.(a)	140,995	4,941,875
Terex Corp.	4,500	189,855
Timken Co. (The)	49,280	2,146,144
Watts Water Technologies, Inc., Class A	39,600	3,104,640
Total		36,855,634
Professional Services 1.2%
CRA International, Inc.	11,877	604,421
FTI Consulting, Inc.(a)	58,157	3,517,335
Huron Consulting Group, Inc.(a)	45,457	1,859,191
Kelly Services, Inc., Class A	14,275	320,474
Korn/Ferry International	42,205	2,613,756
ManpowerGroup, Inc.	8,800	757,328
TrueBlue, Inc.(a)	15,339	413,386
Total		10,085,891
Road & Rail 0.4%
ArcBest Corp.	29,572	1,351,440
Marten Transport Ltd.	1,766	41,413
Ryder System, Inc.	3,000	215,580
Werner Enterprises, Inc.	51,300	1,926,315
Total		3,534,748
Trading Companies & Distributors 0.7%
Aircastle Ltd.	21,310	436,855
Foundation Building Materials, Inc.(a)	28,087	431,978
MRC Global, Inc.(a)	62,900	1,363,043
Rush Enterprises, Inc., Class A(a)	40,726	1,766,694
Titan Machinery, Inc.(a)	32,800	510,040

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	81

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Veritiv Corp.(a)	18,214	725,828
WESCO International, Inc.(a)	5,391	307,826
Total		5,542,264
Total Industrials		121,444,580
Information Technology 13.1%
Communications Equipment 3.0%
ADTRAN, Inc.	76,101	1,130,100
Ciena Corp.(a)	48,200	1,277,782
Comtech Telecommunications Corp.	19,932	635,432
Digi International, Inc.(a)	24,423	322,384
Harmonic, Inc.(a)	37,477	159,277
Infinera Corp.(a)	143,297	1,422,939
InterDigital, Inc.	54,510	4,409,859
NETGEAR, Inc.(a)	35,440	2,215,000
Netscout Systems, Inc.(a)	18,600	552,420
Plantronics, Inc.	53,420	4,073,275
Radware Ltd.(a)	149,606	3,782,040
Ribbon Communications, Inc.(a)	218,771	1,557,649
Viavi Solutions, Inc.(a)	348,859	3,572,316
Total		25,110,473
Electronic Equipment, Instruments & Components 2.6%
Bel Fuse, Inc., Class B	2,700	56,430
Benchmark Electronics, Inc.	54,987	1,602,871
Daktronics, Inc.	3,800	32,338
Fitbit, Inc., Class A(a)	162,100	1,058,513
FLIR Systems, Inc.	136,535	7,095,724
Methode Electronics, Inc.	48,065	1,937,019
MTS Systems Corp.	60,924	3,207,649
Perceptron, Inc.(a)	5,600	59,080
SYNNEX Corp.	15,790	1,523,893
Tech Data Corp.(a)	26,500	2,176,180
TTM Technologies, Inc.(a)	162,525	2,865,316
Total		21,615,013
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 0.7%
Cars.com Inc(a)	104,572	2,968,799
ChannelAdvisor Corp.(a)	6,426	90,285
Marchex, Inc.	274,554	840,135
Meet Group, Inc. (The)(a)	77,000	344,960
NIC, Inc.	86,437	1,344,096
Total		5,588,275
IT Services 1.2%
CSG Systems International, Inc.	50,018	2,044,236
EVERTEC, Inc.	9,350	204,297
ServiceSource International, Inc.(a)	369,005	1,453,880
Travelport Worldwide Ltd.	190,995	3,541,047
TTEC Holdings, Inc.	57,120	1,973,496
Unisys Corp.(a)	35,100	452,790
Total		9,669,746
Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega Semiconductor Ltd.(a)	21,406	304,822
Cohu, Inc.	204,002	5,000,089
Cypress Semiconductor Corp.	81,481	1,269,474
DSP Group, Inc.(a)	21,012	261,599
Kulicke & Soffa Industries, Inc.	11,900	283,458
MKS Instruments, Inc.	14,298	1,368,319
NeoPhotonics Corp.(a)	25,000	155,750
Pixelworks, Inc.(a)	44,000	158,840
Silicon Motion Technology Corp., ADR	91,435	4,835,997
Veeco Instruments, Inc.(a)	17,801	253,664
Total		13,892,012
Software 3.2%
Avaya Holdings Corp.(a)	25,500	512,040
FireEye, Inc.(a)	281,806	4,336,994
Glu Mobile, Inc.(a)	9,400	60,254
MicroStrategy, Inc., Class A(a)	6,908	882,497
Nuance Communications, Inc.(a)	263,673	3,661,100
Progress Software Corp.	88,831	3,448,419
Rosetta Stone, Inc.(a)	17,218	276,005
Rubicon Project, Inc. (The)(a)	37,789	107,699
SeaChange International, Inc.(a)	665,513	2,276,054
SecureWorks Corp., Class A(a)	10,300	128,235

The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synchronoss Technologies, Inc.(a)	71,500	441,513
Telenav, Inc.(a)	17,594	98,526
TiVo Corp.	633,946	8,526,574
Verint Systems, Inc.(a)	4,272	189,463
Zynga, Inc., Class A(a)	296,887	1,208,330
Total		26,153,703
Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc.(a)	30,088	156,458
Cray, Inc.(a)	72,843	1,791,938
Electronics for Imaging, Inc.(a)	31,541	1,026,975
Quantum Corp.(a)	106,004	233,209
Stratasys Ltd.(a)	47,560	910,298
Super Micro Computer, Inc.(a)	73,847	1,746,481
Total		5,865,359
Total Information Technology		107,894,581
Materials 6.0%
Chemicals 2.8%
Ashland Global Holdings, Inc.	12,400	969,432
Innophos Holdings, Inc.	262,607	12,500,093
Kraton Performance Polymers, Inc.(a)	81,031	3,738,770
Minerals Technologies, Inc.	40,981	3,087,919
Stepan Co.	18,495	1,442,795
Trinseo SA	18,800	1,333,860
Total		23,072,869
Containers & Packaging 1.2%
Bemis Co., Inc.	232,951	9,832,862
Metals & Mining 1.2%
Commercial Metals Co.	72,758	1,535,921
Kaiser Aluminum Corp.	23,240	2,419,516
Materion Corp.	23,900	1,294,185
Olympic Steel, Inc.	28,760	586,992
SunCoke Energy, Inc.(a)	222,298	2,978,793
Warrior Met Coal, Inc.	35,700	984,249
Total		9,799,656
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.8%
PH Glatfelter Co.	148,090	2,901,083
Resolute Forest Products, Inc.(a)	87,290	903,452
Schweitzer-Mauduit International, Inc.	67,370	2,945,416
Verso Corp., Class A(a)	11,400	248,064
Total		6,998,015
Total Materials		49,703,402
Real Estate 7.4%
Equity Real Estate Investment Trusts (REITS) 6.8%
Alexander & Baldwin, Inc.	6,207	145,864
Americold Realty Trust	141,965	3,126,069
Ashford Hospitality Trust, Inc.	75,699	613,162
Brandywine Realty Trust	171,994	2,903,259
Corporate Office Properties Trust	156,810	4,545,922
DiamondRock Hospitality Co.	173,278	2,127,854
Equity Commonwealth(a)	295,904	9,320,976
GEO Group, Inc. (The)	285,772	7,870,161
Getty Realty Corp.	10,667	300,489
Healthcare Trust of America, Inc., Class A	94,275	2,541,654
InfraREIT, Inc.	38,400	851,328
Investors Real Estate Trust	37,472	207,220
iStar, Inc.(a)	39,200	422,968
Kite Realty Group Trust	93,546	1,597,766
MedEquities Realty Trust, Inc.	26,241	289,176
NexPoint Residential Trust, Inc.	19,434	552,897
Physicians Realty Trust	115,846	1,846,585
Preferred Apartment Communities, Inc., Class A	48,020	815,860
Rayonier, Inc.	8,200	317,258
RLJ Lodging Trust	110,131	2,428,389
STAG Industrial, Inc.	97,621	2,658,220
Summit Hotel Properties, Inc.	349,611	5,002,933
Sunstone Hotel Investors, Inc.	137,477	2,284,868
Tier REIT, Inc.	16,800	399,504
Washington Real Estate Investment Trust	80,552	2,443,142
Total		55,613,524

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	83

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.6%
RE/MAX Holdings, Inc., Class A	31,731	1,664,291
Realogy Holdings Corp.	163,920	3,737,376
Total		5,401,667
Total Real Estate		61,015,191
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.3%
Vonage Holdings Corp.(a)	179,849	2,318,254
Wireless Telecommunication Services 0.1%
United States Cellular Corp.(a)	17,090	633,013
Total Telecommunication Services		2,951,267
Utilities 4.2%
Electric Utilities 0.8%
El Paso Electric Co.	32,467	1,918,800
PNM Resources, Inc.	72,711	2,828,458
Portland General Electric Co.	50,845	2,174,132
Total		6,921,390
Gas Utilities 2.0%
New Jersey Resources Corp.	41,794	1,870,281
Northwest Natural Gas Co.	12,200	778,360
ONE Gas, Inc.	26,324	1,967,456
South Jersey Industries, Inc.	46,120	1,543,636
Southwest Gas Holdings, Inc.	56,710	4,325,272
Spire, Inc.	81,591	5,764,404
Total		16,249,409
Multi-Utilities 0.8%
Black Hills Corp.	106,286	6,505,766
Water Utilities 0.6%
American States Water Co.	44,123	2,522,071
California Water Service Group	52,852	2,058,585
Connecticut Water Service, Inc.	5,830	380,816
Total		4,961,472
Total Utilities		34,638,037
Total Common Stocks (Cost $727,205,399)		802,772,842

Exchange-Traded Funds 0.2%
	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF	13,637	2,226,513
Total Exchange-Traded Funds (Cost $1,875,319)		2,226,513

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(e),(f)	19,523,996	19,523,996
Total Money Market Funds (Cost $19,523,660)		19,523,996
Total Investments in Securities (Cost: $748,604,378)		824,523,351
Other Assets & Liabilities, Net		(1,921,739)
Net Assets		822,601,612

The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Variable Portfolio Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	19,033,420	110,754,324	(110,263,748)	19,523,996	977	(125)	192,094	19,523,996
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	85

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	75,376,549	—	—	—	75,376,549
Consumer Staples	18,485,658	—	—	—	18,485,658
Energy	52,894,624	—	—	—	52,894,624
Financials	217,018,439	—	—	—	217,018,439
Health Care	61,350,514	—	—	—	61,350,514
Industrials	121,444,580	—	—	—	121,444,580
Information Technology	107,894,581	—	—	—	107,894,581
Materials	49,703,402	—	—	—	49,703,402
Real Estate	61,015,191	—	—	—	61,015,191
Telecommunication Services	2,951,267	—	—	—	2,951,267
Utilities	34,638,037	—	—	—	34,638,037
Total Common Stocks	802,772,842	—	—	—	802,772,842
Exchange-Traded Funds	2,226,513	—	—	—	2,226,513
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	19,523,996	19,523,996
Total Investments in Securities	804,999,355	—	0*	19,523,996	824,523,351

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Variable Portfolio Funds | Semiannual Report 2018

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP SM – BlackRock Global Inflation-Protected Securities Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $118,126,502, $5,249,089,647, $115,353,907, respectively)	$116,408,277	$5,162,533,464	$114,829,271
Affiliated issuers (cost $8,881,336, $62,866,457, $741,693, respectively)	8,882,088	62,866,624	741,721
Options purchased (cost $—, $—, $325,431, respectively)	—	—	315,684
Cash	686	—	—
Foreign currency (cost $69,244, $—, $3,273,471, respectively)	68,915	—	3,264,151
Cash collateral held at broker for:
Swap contracts	—	1,738,000	—
Margin deposits on:
Futures contracts	617,343	—	109,135
Swap contracts	1,384,059	—	305,590
Unrealized appreciation on forward foreign currency exchange contracts	9,167	—	1,097,504
Unrealized appreciation on swap contracts	—	446,223	21,355
Receivable for:
Investments sold	18,234	297,887	—
Investments sold on a delayed delivery basis	—	89,000	—
Capital shares sold	30,645	496,357	—
Dividends	17,642	153,963	1,891
Interest	1,234,073	26,647,692	369,251
Foreign tax reclaims	37,935	61,238	25,728
Variation margin for futures contracts	11,237	51,594	1,392
Variation margin for swap contracts	3,181	—	43,980
Expense reimbursement due from Investment Manager	27,019	—	13,122
Prepaid expenses	1	—	1
Total assets	128,750,502	5,255,382,042	121,139,776
Liabilities
Option contracts written, at value (premiums received $—, $—, $376,721, respectively)	—	—	323,132
Due to custodian	—	186,137	10,000
Unrealized depreciation on forward foreign currency exchange contracts	419,580	—	574,067
Unrealized depreciation on swap contracts	—	—	237,754
Upfront receipts on swap contracts	—	2,202,239	—
Cash collateral due to broker for:
Foreign forward currency exchange contracts	—	—	65,000
Payable for:
Investments purchased	15,965	10,796,114	577,959
Investments purchased on a delayed delivery basis	51,835	588,744,789	—
Capital shares purchased	103,621	6,875,612	126,088
Variation margin for futures contracts	9,794	254,559	12,870
Variation margin for swap contracts	82,720	—	56,723
Management services fees	66,377	57,986	48,033
Distribution and/or service fees	13,737	2,121	13,260
Service fees	6,114	30,627	5,642
Compensation of board members	99,928	309,371	146,016
Compensation of chief compliance officer	15	537	14
Other expenses	63,834	118,344	56,061
Total liabilities	933,520	609,578,436	2,252,619
Net assets applicable to outstanding capital stock	$127,816,982	$4,645,803,606	$118,887,157
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	87

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP SM – BlackRock Global Inflation-Protected Securities Fund
Represented by
Paid in capital	$136,141,322	$4,657,587,025	$120,077,011
Undistributed (excess of distributions over) net investment income	(707,752)	82,543,977	(1,893,488)
Accumulated net realized gain (loss)	(4,176,734)	(14,075,594)	1,043,474
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(1,718,225)	(86,556,183)	(524,636)
Investments - affiliated issuers	752	167	28
Foreign currency translations	(15,757)	—	(16,544)
Forward foreign currency exchange contracts	(410,413)	—	523,437
Futures contracts	(20,891)	5,857,991	13,615
Options purchased	—	—	(9,747)
Options contracts written	—	—	53,589
Swap contracts	(1,275,320)	446,223	(379,582)
Total - representing net assets applicable to outstanding capital stock	$127,816,982	$4,645,803,606	$118,887,157
Class 1
Net assets	$9,327	$4,046,110,680	$11,325
Shares outstanding	1,116	406,618,214	2,072
Net asset value per share	$8.36	$9.95	$5.47
Class 2
Net assets	$9,892,939	$37,621,304	$15,271,549
Shares outstanding	1,199,061	3,790,760	2,852,881
Net asset value per share	$8.25	$9.92	$5.35
Class 3
Net assets	$117,914,716	$562,071,622	$103,604,283
Shares outstanding	14,181,242	56,387,025	19,044,759
Net asset value per share	$8.31	$9.97	$5.44
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Variable Portfolio Funds | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	CTIVP SM – MFS® Blended Research® Core Equity Fund	CTIVP SM – Victory Sycamore Established Value Fund	Variable Portfolio – Partners Small Cap Value Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,675,745,695, $493,697,676, $729,080,718, respectively)	$1,956,156,893	$579,215,985	$804,999,355
Affiliated issuers (cost $12,411,141, $25,075,841, $19,523,660, respectively)	12,412,044	25,077,217	19,523,996
Cash	—	—	69
Receivable for:
Investments sold	64,856,598	539,789	2,701,591
Capital shares sold	1,335,362	80,864	18,004
Dividends	1,723,963	580,078	981,364
Foreign tax reclaims	—	10,071	3,541
Expense reimbursement due from Investment Manager	26,553	—	8,422
Total assets	2,036,511,413	605,504,004	828,236,342
Liabilities
Due to custodian	—	10,071	—
Payable for:
Investments purchased	65,992,850	3,869,834	3,830,242
Capital shares purchased	2,756,300	88,922	1,078,596
Management services fees	1,106,310	365,128	566,089
Distribution and/or service fees	6,127	14,397	13,151
Service fees	2,652	4,823	6,532
Compensation of board members	124,838	54,980	105,892
Compensation of chief compliance officer	215	63	90
Other expenses	33,307	36,190	34,138
Total liabilities	70,022,599	4,444,408	5,634,730
Net assets applicable to outstanding capital stock	$1,966,488,814	$601,059,596	$822,601,612
Represented by
Trust capital	$1,966,488,814	$601,059,596	$822,601,612
Total - representing net assets applicable to outstanding capital stock	$1,966,488,814	$601,059,596	$822,601,612
Class 1
Net assets	$1,916,853,842	$499,195,249	$700,610,420
Shares outstanding	92,973,296	18,746,600	24,103,155
Net asset value per share	$20.62	$26.63	$29.07
Class 2
Net assets	$10,672,971	$43,049,217	$7,550,260
Shares outstanding	527,566	1,649,026	265,149
Net asset value per share	$20.23	$26.11	$28.48
Class 3
Net assets	$38,962,001	$58,815,130	$114,440,932
Shares outstanding	1,908,760	2,229,492	3,980,441
Net asset value per share	$20.41	$26.38	$28.75
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	89

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP SM – BlackRock Global Inflation-Protected Securities Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$2,201,737	$—
Dividends — affiliated issuers	116,420	1,199,795	12,410
Interest	3,063,580	78,527,964	1,335,541
Foreign taxes withheld	(2,559)	(2,048)	—
Total income	3,177,441	81,927,448	1,347,951
Expenses:
Management services fees	441,780	11,076,075	308,845
Distribution and/or service fees
Class 2	12,254	46,685	17,819
Class 3	78,826	366,409	66,782
Service fees	40,749	188,492	36,299
Compensation of board members	8,769	45,514	9,732
Custodian fees	32,583	44,431	21,126
Printing and postage fees	18,647	86,277	15,989
Audit fees	24,759	27,039	26,805
Legal fees	4,141	23,543	4,074
Interest on collateral	—	38,339	927
Compensation of chief compliance officer	14	487	13
Other	3,275	34,776	3,172
Total expenses	665,797	11,978,067	511,583
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(129,944)	—	(56,613)
Total net expenses	535,853	11,978,067	454,970
Net investment income	2,641,588	69,949,381	892,981
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,301,744	(15,882,049)	1,893,584
Investments — affiliated issuers	172	20,990	68
Foreign currency translations	(101,419)	(72,294)	76,820
Forward foreign currency exchange contracts	231,284	—	956,460
Futures contracts	(855,207)	(8,681,471)	358,575
Options purchased	—	11,804,200	7,427
Options contracts written	—	4,280,000	(122,780)
Swap contracts	(1,499,176)	(465,363)	147,622
Net realized gain (loss)	77,398	(8,995,987)	3,317,776
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(7,330,263)	(126,945,732)	(4,870,849)
Investments — affiliated issuers	528	(2,268)	16
Foreign currency translations	(178,654)	—	(33,103)
Forward sale commitments	—	41,252	—
Forward foreign currency exchange contracts	(724,296)	—	1,082,325
Futures contracts	(13,504)	6,398,610	(35,101)
Options purchased	—	662,008	89,190
Options contracts written	—	—	34,786
Swap contracts	729,069	13,176,197	(125,143)
Net change in unrealized appreciation (depreciation)	(7,517,120)	(106,669,933)	(3,857,879)
Net realized and unrealized loss	(7,439,722)	(115,665,920)	(540,103)
Net increase (decrease) in net assets resulting from operations	$(4,798,134)	$(45,716,539)	$352,878
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Variable Portfolio Funds | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	CTIVP SM – MFS® Blended Research® Core Equity Fund	CTIVP SM – Victory Sycamore Established Value Fund	Variable Portfolio – Partners Small Cap Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$18,379,730	$4,936,383	$6,889,683
Dividends — affiliated issuers	94,857	145,582	192,094
Foreign taxes withheld	—	—	(7,250)
Total income	18,474,587	5,081,965	7,074,527
Expenses:
Management services fees	6,903,805	2,258,102	3,453,960
Distribution and/or service fees
Class 2	13,312	52,197	8,965
Class 3	25,386	36,245	72,746
Service fees	15,531	29,891	37,451
Compensation of board members	21,968	10,899	13,527
Custodian fees	8,012	6,793	13,227
Printing and postage fees	7,000	11,429	28,280
Audit fees	16,924	16,924	16,924
Legal fees	11,837	6,015	6,916
Compensation of chief compliance officer	202	60	82
Other	14,716	6,042	7,920
Total expenses	7,038,693	2,434,597	3,659,998
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(52,140)	—	(8,422)
Total net expenses	6,986,553	2,434,597	3,651,576
Net investment income	11,488,034	2,647,368	3,422,951
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	87,308,942	24,629,168	18,619,646
Investments — affiliated issuers	(846)	(714)	977
Foreign currency translations	—	—	(68)
Net realized gain	87,308,096	24,628,454	18,620,555
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(84,696,722)	(19,399,021)	7,969,436
Investments — affiliated issuers	903	1,264	(125)
Foreign currency translations	—	—	(19)
Net change in unrealized appreciation (depreciation)	(84,695,819)	(19,397,757)	7,969,292
Net realized and unrealized gain	2,612,277	5,230,697	26,589,847
Net increase in net assets resulting from operations	$14,100,311	$7,878,065	$30,012,798
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	91

Statement of Changes in Net Assets
	Columbia Variable Portfolio – Global Bond Fund		Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$2,641,588	$4,737,730	$69,949,381	$133,917,171
Net realized gain (loss)	77,398	(6,664,251)	(8,995,987)	39,562,599
Net change in unrealized appreciation (depreciation)	(7,517,120)	10,514,808	(106,669,933)	18,936,507
Net increase (decrease) in net assets resulting from operations	(4,798,134)	8,588,287	(45,716,539)	192,416,277
Distributions to shareholders
Net investment income
Class 1	(399)	—	(95,724,825)	(121,092,237)
Class 2	(389,930)	—	(798,010)	(911,274)
Class 3	(5,157,224)	—	(12,550,622)	(17,404,623)
Net realized gains
Class 1	—	—	(29,575,833)	(36,670,304)
Class 2	—	—	(276,200)	(302,699)
Class 3	—	—	(4,106,998)	(5,503,958)
Total distributions to shareholders	(5,547,553)	—	(143,032,488)	(181,885,095)
Decrease in net assets from capital stock activity	(3,165,043)	(22,932,469)	(62,630,150)	(220,349,899)
Total decrease in net assets	(13,510,730)	(14,344,182)	(251,379,177)	(209,818,717)
Net assets at beginning of period	141,327,712	155,671,894	4,897,182,783	5,107,001,500
Net assets at end of period	$127,816,982	$141,327,712	$4,645,803,606	$4,897,182,783
Undistributed (excess of distributions over) net investment income	$(707,752)	$2,198,213	$82,543,977	$121,668,053
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	CTIVP SM – BlackRock Global Inflation-Protected Securities Fund		CTIVP SM – MFS® Blended Research® Core Equity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$892,981	$1,254,807	$11,488,034	$19,988,162
Net realized gain (loss)	3,317,776	(2,866,713)	87,308,096	94,236,191
Net change in unrealized appreciation (depreciation)	(3,857,879)	5,014,879	(84,695,819)	231,398,326
Net increase in net assets resulting from operations	352,878	3,402,973	14,100,311	345,622,679
Distributions to shareholders
Net investment income
Class 1	—	(267)	—	—
Class 2	—	(300,097)	—	—
Class 3	—	(2,706,529)	—	—
Net realized gains
Class 1	(67)	(95)	—	—
Class 2	(91,887)	(119,222)	—	—
Class 3	(614,173)	(1,020,735)	—	—
Total distributions to shareholders	(706,127)	(4,146,945)	—	—
Decrease in net assets from capital stock activity	(6,585,371)	(7,541,479)	(34,773,553)	(80,144,860)
Total increase (decrease) in net assets	(6,938,620)	(8,285,451)	(20,673,242)	265,477,819
Net assets at beginning of period	125,825,777	134,111,228	1,987,162,056	1,721,684,237
Net assets at end of period	$118,887,157	$125,825,777	$1,966,488,814	$1,987,162,056
Excess of distributions over net investment income	$(1,893,488)	$(2,786,469)	$—	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	93

Statement of Changes in Net Assets   (continued)
	CTIVP SM – Victory Sycamore Established Value Fund		Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$2,647,368	$3,505,695	$3,422,951	$5,639,295
Net realized gain	24,628,454	29,761,574	18,620,555	138,855,718
Net change in unrealized appreciation (depreciation)	(19,397,757)	45,302,958	7,969,292	(88,664,249)
Net increase in net assets resulting from operations	7,878,065	78,570,227	30,012,798	55,830,764
Increase (decrease) in net assets from capital stock activity	7,513,410	27,083,877	(20,808,202)	(95,298,907)
Total increase (decrease) in net assets	15,391,475	105,654,104	9,204,596	(39,468,143)
Net assets at beginning of period	585,668,121	480,014,017	813,397,016	852,865,159
Net assets at end of period	$601,059,596	$585,668,121	$822,601,612	$813,397,016
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Variable Portfolio – Global Bond Fund				Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	—	—	7,976,922	81,584,100	12,905,440	134,172,981
Distributions reinvested	46	399	—	—	12,593,031	125,300,658	15,391,468	157,762,541
Redemptions	—	—	—	—	(23,324,874)	(238,517,140)	(42,549,490)	(442,846,118)
Net increase (decrease)	46	399	—	—	(2,754,921)	(31,632,382)	(14,252,582)	(150,910,596)
Class 2
Subscriptions	126,292	1,088,163	152,979	1,334,835	233,133	2,377,583	753,607	7,818,634
Distributions reinvested	45,183	389,930	—	—	108,288	1,074,210	118,784	1,213,973
Redemptions	(63,293)	(552,564)	(107,458)	(934,118)	(218,843)	(2,226,356)	(517,891)	(5,376,526)
Net increase	108,182	925,529	45,521	400,717	122,578	1,225,437	354,500	3,656,081
Class 3
Subscriptions	58,655	522,170	210,273	1,821,462	256,439	2,627,066	508,073	5,276,655
Distributions reinvested	593,466	5,157,224	—	—	1,670,774	16,657,620	2,230,631	22,908,581
Redemptions	(1,121,714)	(9,770,365)	(2,860,647)	(25,154,648)	(5,035,684)	(51,507,891)	(9,715,215)	(101,280,620)
Net decrease	(469,593)	(4,090,971)	(2,650,374)	(23,333,186)	(3,108,471)	(32,223,205)	(6,976,511)	(73,095,384)
Total net decrease	(361,365)	(3,165,043)	(2,604,853)	(22,932,469)	(5,740,814)	(62,630,150)	(20,874,593)	(220,349,899)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	95

Statement of Changes in Net Assets   (continued)
	CTIVP SM – BlackRock Global Inflation-Protected Securities Fund				CTIVP SM – MFS® Blended Research® Core Equity Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	—	—	3,406,984	70,129,929	8,686,986	159,250,376
Distributions reinvested	12	67	68	362	—	—	—	—
Redemptions	—	—	(94)	(515)	(4,895,771)	(101,417,003)	(12,453,421)	(231,182,586)
Net increase (decrease)	12	67	(26)	(153)	(1,488,787)	(31,287,074)	(3,766,435)	(71,932,210)
Class 2
Subscriptions	446,516	2,379,934	947,285	5,106,886	26,322	531,161	65,576	1,185,187
Distributions reinvested	17,175	91,887	80,329	419,319	—	—	—	—
Redemptions	(215,600)	(1,147,003)	(421,076)	(2,259,383)	(21,007)	(427,512)	(53,780)	(1,001,298)
Net increase	248,091	1,324,818	606,538	3,266,822	5,315	103,649	11,796	183,889
Class 3
Subscriptions	360,116	1,952,274	1,086,644	5,867,619	15,418	311,686	37,510	702,255
Distributions reinvested	113,108	614,173	703,258	3,727,264	—	—	—	—
Redemptions	(1,937,176)	(10,476,703)	(3,755,628)	(20,403,031)	(189,476)	(3,901,814)	(494,012)	(9,098,794)
Net decrease	(1,463,952)	(7,910,256)	(1,965,726)	(10,808,148)	(174,058)	(3,590,128)	(456,502)	(8,396,539)
Total net decrease	(1,215,849)	(6,585,371)	(1,359,214)	(7,541,479)	(1,657,530)	(34,773,553)	(4,211,141)	(80,144,860)
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Variable Portfolio Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	CTIVP SM – Victory Sycamore Established Value Fund				Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	236,464	6,235,555	668,862	16,224,881	40,708	1,139,722	567,113	14,634,473
Redemptions	(34,485)	(917,293)	(191,247)	(4,585,003)	(433,211)	(12,273,506)	(3,331,611)	(88,394,920)
Net increase (decrease)	201,979	5,318,262	477,615	11,639,878	(392,503)	(11,133,784)	(2,764,498)	(73,760,447)
Class 2
Subscriptions	117,567	3,058,562	497,089	11,744,582	27,168	754,462	71,510	1,859,045
Redemptions	(37,989)	(989,253)	(100,766)	(2,397,700)	(10,016)	(279,046)	(47,145)	(1,220,805)
Net increase	79,578	2,069,309	396,323	9,346,882	17,152	475,416	24,365	638,240
Class 3
Subscriptions	100,242	2,632,004	457,727	10,744,773	8,245	230,249	55,671	1,445,466
Redemptions	(95,553)	(2,506,165)	(190,928)	(4,647,656)	(370,122)	(10,380,083)	(902,371)	(23,622,166)
Net increase (decrease)	4,689	125,839	266,799	6,097,117	(361,877)	(10,149,834)	(846,700)	(22,176,700)
Total net increase (decrease)	286,246	7,513,410	1,140,737	27,083,877	(737,228)	(20,808,202)	(3,586,833)	(95,298,907)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	97

Financial Highlights
Columbia Variable Portfolio – Global Bond Fund
The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.03	0.18	(0.48)	(0.30)	(0.37)	—	(0.37)
Year Ended 12/31/2017	$8.53	0.29	0.21	0.50	—	—	—
Year Ended 12/31/2016	$8.85	0.29	(0.36)	(0.07)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.26	0.30	(0.87)	(0.57)	—	(0.84)	(0.84)
Year Ended 12/31/2014	$10.60	0.32	(0.21)	0.11	—	(0.45)	(0.45)
Year Ended 12/31/2013	$12.20	0.30	(1.19)	(0.89)	(0.64)	(0.07)	(0.71)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$8.91	0.16	(0.47)	(0.31)	(0.35)	—	(0.35)
Year Ended 12/31/2017	$8.43	0.27	0.21	0.48	—	—	—
Year Ended 12/31/2016	$8.78	0.26	(0.36)	(0.10)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.20	0.32	(0.90)	(0.58)	—	(0.84)	(0.84)
Year Ended 12/31/2014	$10.57	0.30	(0.22)	0.08	—	(0.45)	(0.45)
Year Ended 12/31/2013	$12.19	0.28	(1.19)	(0.91)	(0.64)	(0.07)	(0.71)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$8.98	0.17	(0.48)	(0.31)	(0.36)	—	(0.36)
Year Ended 12/31/2017	$8.49	0.28	0.21	0.49	—	—	—
Year Ended 12/31/2016	$8.83	0.27	(0.36)	(0.09)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.25	0.33	(0.91)	(0.58)	—	(0.84)	(0.84)
Year Ended 12/31/2014	$10.59	0.31	(0.20)	0.11	—	(0.45)	(0.45)
Year Ended 12/31/2013	$12.21	0.29	(1.20)	(0.91)	(0.64)	(0.07)	(0.71)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Variable Portfolio – Global Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$8.36	(3.46%)	0.86% (c)	0.65% (c)	4.02% (c)	38%	$9
Year Ended 12/31/2017	$9.03	5.86%	0.85%	0.68%	3.33%	37%	$10
Year Ended 12/31/2016	$8.53	(1.00%)	0.79%	0.70%	3.17%	162%	$9
Year Ended 12/31/2015	$8.85	(6.08%)	0.75%	0.75%	2.88%	109%	$9
Year Ended 12/31/2014	$10.26	0.89%	0.74%	0.73%	3.02%	68%	$435,907
Year Ended 12/31/2013	$10.60	(7.60%)	0.73%	0.72%	2.69%	46%	$556,739
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$8.25	(3.64%)	1.10% (c)	0.90% (c)	3.78% (c)	38%	$9,893
Year Ended 12/31/2017	$8.91	5.69%	1.10%	0.93%	3.07%	37%	$9,719
Year Ended 12/31/2016	$8.43	(1.35%)	1.05%	0.95%	2.92%	162%	$8,812
Year Ended 12/31/2015	$8.78	(6.22%)	1.04%	0.98%	3.30%	109%	$9,004
Year Ended 12/31/2014	$10.20	0.60%	1.00%	0.98%	2.79%	68%	$9,375
Year Ended 12/31/2013	$10.57	(7.83%)	0.98%	0.98%	2.53%	46%	$9,899
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$8.31	(3.60%)	0.97% (c)	0.78% (c)	3.89% (c)	38%	$117,915
Year Ended 12/31/2017	$8.98	5.77%	0.98%	0.80%	3.18%	37%	$131,599
Year Ended 12/31/2016	$8.49	(1.23%)	0.92%	0.83%	3.03%	162%	$146,851
Year Ended 12/31/2015	$8.83	(6.17%)	0.91%	0.86%	3.42%	109%	$179,329
Year Ended 12/31/2014	$10.25	0.89%	0.87%	0.85%	2.90%	68%	$235,986
Year Ended 12/31/2013	$10.59	(7.79%)	0.86%	0.85%	2.61%	46%	$293,552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	99

Financial Highlights
Columbia Variable Portfolio – Intermediate Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$10.36	0.15	(0.24)	(0.09)	(0.25)	(0.07)	(0.32)
Year Ended 12/31/2017	$10.35	0.28	0.12	0.40	(0.30)	(0.09)	(0.39)
Year Ended 12/31/2016	$10.07	0.30	0.17	0.47	(0.18)	(0.01)	(0.19)
Year Ended 12/31/2015	$10.22	0.25	(0.22)	0.03	(0.15)	(0.03)	(0.18)
Year Ended 12/31/2014	$10.01	0.28	0.26	0.54	(0.28)	(0.05)	(0.33)
Year Ended 12/31/2013	$11.26	0.30	(0.56)	(0.26)	(0.50)	(0.49)	(0.99)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$10.32	0.14	(0.25)	(0.11)	(0.22)	(0.07)	(0.29)
Year Ended 12/31/2017	$10.31	0.25	0.12	0.37	(0.27)	(0.09)	(0.36)
Year Ended 12/31/2016	$10.03	0.27	0.18	0.45	(0.16)	(0.01)	(0.17)
Year Ended 12/31/2015	$10.19	0.22	(0.23)	(0.01)	(0.12)	(0.03)	(0.15)
Year Ended 12/31/2014	$9.98	0.26	0.26	0.52	(0.26)	(0.05)	(0.31)
Year Ended 12/31/2013	$11.22	0.27	(0.55)	(0.28)	(0.47)	(0.49)	(0.96)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$10.37	0.15	(0.25)	(0.10)	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2017	$10.36	0.27	0.11	0.38	(0.28)	(0.09)	(0.37)
Year Ended 12/31/2016	$10.08	0.28	0.18	0.46	(0.17)	(0.01)	(0.18)
Year Ended 12/31/2015	$10.23	0.24	(0.22)	0.02	(0.14)	(0.03)	(0.17)
Year Ended 12/31/2014	$10.02	0.27	0.26	0.53	(0.27)	(0.05)	(0.32)
Year Ended 12/31/2013	$11.27	0.29	(0.56)	(0.27)	(0.49)	(0.49)	(0.98)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$9.95	(0.89%)	0.49% (c),(d)	0.49% (c),(d)	2.98% (c)	107%	$4,046,111
Year Ended 12/31/2017	$10.36	3.86%	0.51%	0.51%	2.69%	396%	$4,242,173
Year Ended 12/31/2016	$10.35	4.68%	0.54%	0.54%	2.86%	400%	$4,384,210
Year Ended 12/31/2015	$10.07	0.30%	0.54%	0.54%	2.42%	477%	$4,413,919
Year Ended 12/31/2014	$10.22	5.47%	0.55%	0.55%	2.78%	271%	$2,042,053
Year Ended 12/31/2013	$10.01	(2.25%)	0.55%	0.55%	2.81%	258%	$1,868,361
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$9.92	(1.05%)	0.74% (c),(d)	0.74% (c),(d)	2.73% (c)	107%	$37,621
Year Ended 12/31/2017	$10.32	3.61%	0.76%	0.76%	2.44%	396%	$37,866
Year Ended 12/31/2016	$10.31	4.43%	0.79%	0.79%	2.60%	400%	$34,167
Year Ended 12/31/2015	$10.03	(0.05%)	0.80%	0.80%	2.18%	477%	$24,967
Year Ended 12/31/2014	$10.19	5.20%	0.80%	0.80%	2.53%	271%	$23,942
Year Ended 12/31/2013	$9.98	(2.44%)	0.81%	0.81%	2.56%	258%	$24,527
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$9.97	(0.93%)	0.61% (c),(d)	0.61% (c),(d)	2.85% (c)	107%	$562,072
Year Ended 12/31/2017	$10.37	3.73%	0.64%	0.64%	2.56%	396%	$617,144
Year Ended 12/31/2016	$10.36	4.54%	0.66%	0.66%	2.74%	400%	$688,625
Year Ended 12/31/2015	$10.08	0.17%	0.67%	0.67%	2.30%	477%	$750,722
Year Ended 12/31/2014	$10.23	5.32%	0.68%	0.68%	2.66%	271%	$886,140
Year Ended 12/31/2013	$10.02	(2.39%)	0.68%	0.68%	2.68%	258%	$1,033,511
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	101

Financial Highlights
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$5.47	0.04	(0.01)	0.03	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.51	0.06	0.08	0.14	(0.13)	(0.05)	(0.18)
Year Ended 12/31/2016	$5.07	0.01	0.43	0.44	—	—	—
Year Ended 12/31/2015	$9.49	(0.07)	(0.01) (e)	(0.08)	(3.51)	(0.83)	(4.34)
Year Ended 12/31/2014	$8.74	0.10	0.65	0.75	—	—	—
Year Ended 12/31/2013	$9.56	0.07	(0.58)	(0.51)	(0.00) (g)	(0.31)	(0.31)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$5.37	0.04	(0.03)	0.01	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.41	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Year Ended 12/31/2016	$4.99	0.00 (g)	0.42	0.42	—	—	—
Year Ended 12/31/2015	$9.41	(0.02)	(0.08) (e)	(0.10)	(3.49)	(0.83)	(4.32)
Year Ended 12/31/2014	$8.68	0.07	0.66	0.73	—	—	—
Year Ended 12/31/2013	$9.52	0.05	(0.58)	(0.53)	—	(0.31)	(0.31)
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$5.45	0.04	(0.02)	0.02	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.49	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Year Ended 12/31/2016	$5.06	0.00 (g)	0.43	0.43	—	—	—
Year Ended 12/31/2015	$9.48	(0.02)	(0.07) (e)	(0.09)	(3.50)	(0.83)	(4.33)
Year Ended 12/31/2014	$8.73	0.09	0.66	0.75	—	—	—
Year Ended 12/31/2013	$9.56	0.06	(0.58)	(0.52)	—	(0.31)	(0.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$5.47	0.59%	0.72% (c),(d)	0.61% (c),(d)	1.63% (c)	70%	$11
Year Ended 12/31/2017	$5.47	2.66%	0.71%	0.62%	1.09%	99%	$11
Year Ended 12/31/2016	$5.51	8.68%	0.68%	0.64%	0.18%	72%	$11
Year Ended 12/31/2015	$5.07	(1.38%)	0.58%	0.58%	(0.77%)	89%	$11
Year Ended 12/31/2014	$9.49	8.58%	0.57% (f)	0.57% (f)	1.14%	94%	$1,296,797
Year Ended 12/31/2013	$8.74	(5.37%)	0.56%	0.56%	0.80%	97%	$1,765,508
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$5.35	0.23%	0.96% (c),(d)	0.86% (c),(d)	1.39% (c)	70%	$15,272
Year Ended 12/31/2017	$5.37	2.46%	0.97%	0.87%	0.86%	99%	$13,986
Year Ended 12/31/2016	$5.41	8.42%	0.93%	0.89%	(0.07%)	72%	$10,801
Year Ended 12/31/2015	$4.99	(1.64%)	0.89%	0.86%	(0.28%)	89%	$7,898
Year Ended 12/31/2014	$9.41	8.41%	0.82% (f)	0.82% (f)	0.81%	94%	$7,022
Year Ended 12/31/2013	$8.68	(5.61%)	0.81%	0.81%	0.57%	97%	$6,693
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$5.44	0.41%	0.83% (c),(d)	0.74% (c),(d)	1.49% (c)	70%	$103,604
Year Ended 12/31/2017	$5.45	2.54%	0.84%	0.75%	0.97%	99%	$111,829
Year Ended 12/31/2016	$5.49	8.50%	0.80%	0.77%	0.05%	72%	$123,299
Year Ended 12/31/2015	$5.06	(1.49%)	0.76%	0.74%	(0.23%)	89%	$135,276
Year Ended 12/31/2014	$9.48	8.59%	0.69% (f)	0.69% (f)	1.00%	94%	$166,432
Year Ended 12/31/2013	$8.73	(5.48%)	0.68%	0.68%	0.66%	97%	$198,342
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	103

Financial Highlights
CTIVPSM – MFS® Blended Research® Core Equity Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$20.48	0.12	0.02	0.14
Year Ended 12/31/2017	$17.00	0.20	3.28	3.48
Year Ended 12/31/2016	$15.49	0.22	1.29	1.51
Year Ended 12/31/2015	$15.40	0.64 (d)	(0.55)	0.09
Year Ended 12/31/2014	$13.76	0.24	1.40	1.64
Year Ended 12/31/2013	$10.71	0.22	2.83	3.05
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$20.12	0.09	0.02	0.11
Year Ended 12/31/2017	$16.75	0.15	3.22	3.37
Year Ended 12/31/2016	$15.29	0.18	1.28	1.46
Year Ended 12/31/2015	$15.24	0.65 (e)	(0.60)	0.05
Year Ended 12/31/2014	$13.66	0.20	1.38	1.58
Year Ended 12/31/2013	$10.65	0.18	2.83	3.01
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$20.29	0.11	0.01	0.12
Year Ended 12/31/2017	$16.87	0.18	3.24	3.42
Year Ended 12/31/2016	$15.38	0.20	1.29	1.49
Year Ended 12/31/2015	$15.31	0.62 (d)	(0.55)	0.07
Year Ended 12/31/2014	$13.70	0.22	1.39	1.61
Year Ended 12/31/2013	$10.67	0.20	2.83	3.03

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.43 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – MFS® Blended Research® Core Equity Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$20.62	0.68%	0.70% (c)	0.70% (c)	1.16% (c)	31%	$1,916,854
Year Ended 12/31/2017	$20.48	20.47%	0.74%	0.74%	1.08%	51%	$1,934,400
Year Ended 12/31/2016	$17.00	9.75%	0.79%	0.77%	1.39%	115%	$1,670,305
Year Ended 12/31/2015	$15.49	0.58%	0.82%	0.77%	4.14%	67%	$1,691,555
Year Ended 12/31/2014	$15.40	11.92%	0.82%	0.77%	1.65%	49%	$1,901,583
Year Ended 12/31/2013	$13.76	28.48%	0.84%	0.77%	1.74%	29%	$1,454,206
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$20.23	0.55%	0.96% (c)	0.95% (c)	0.91% (c)	31%	$10,673
Year Ended 12/31/2017	$20.12	20.12%	0.99%	0.99%	0.83%	51%	$10,507
Year Ended 12/31/2016	$16.75	9.55%	1.04%	1.02%	1.13%	115%	$8,549
Year Ended 12/31/2015	$15.29	0.33%	1.07%	1.02%	4.22%	67%	$8,239
Year Ended 12/31/2014	$15.24	11.57%	1.07%	1.02%	1.40%	49%	$6,188
Year Ended 12/31/2013	$13.66	28.26%	1.09%	1.02%	1.49%	29%	$4,593
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$20.41	0.59%	0.83% (c)	0.82% (c)	1.03% (c)	31%	$38,962
Year Ended 12/31/2017	$20.29	20.27%	0.87%	0.87%	0.96%	51%	$42,254
Year Ended 12/31/2016	$16.87	9.69%	0.92%	0.90%	1.27%	115%	$42,830
Year Ended 12/31/2015	$15.38	0.46%	0.95%	0.89%	4.04%	67%	$46,975
Year Ended 12/31/2014	$15.31	11.75%	0.95%	0.90%	1.52%	49%	$54,159
Year Ended 12/31/2013	$13.70	28.40%	0.96%	0.90%	1.62%	29%	$59,983
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	105

Financial Highlights
CTIVPSM – Victory Sycamore Established Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$26.27	0.12	0.24	0.36
Year Ended 12/31/2017	$22.68	0.17	3.42	3.59
Year Ended 12/31/2016	$18.78	0.15	3.75	3.90
Year Ended 12/31/2015	$18.73	0.14	(0.09) (d)	0.05
Year Ended 12/31/2014	$16.69	0.19	1.85	2.04
Year Ended 12/31/2013	$12.27	0.11	4.31	4.42
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$25.79	0.09	0.23	0.32
Year Ended 12/31/2017	$22.32	0.11	3.36	3.47
Year Ended 12/31/2016	$18.52	0.10	3.70	3.80
Year Ended 12/31/2015	$18.52	0.12	(0.12) (d)	0.00 (f)
Year Ended 12/31/2014	$16.55	0.17	1.80	1.97
Year Ended 12/31/2013	$12.20	0.08	4.27	4.35
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$26.05	0.10	0.23	0.33
Year Ended 12/31/2017	$22.51	0.14	3.40	3.54
Year Ended 12/31/2016	$18.66	0.12	3.73	3.85
Year Ended 12/31/2015	$18.63	0.14	(0.11) (d)	0.03
Year Ended 12/31/2014	$16.63	0.18	1.82	2.00
Year Ended 12/31/2013	$12.24	0.09	4.30	4.39

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
CTIVPSM – Victory Sycamore Established Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$26.63	1.37%	0.79% (c)	0.79% (c)	0.92% (c)	15%	$499,195
Year Ended 12/31/2017	$26.27	15.83%	0.82%	0.82%	0.69%	41%	$487,245
Year Ended 12/31/2016	$22.68	20.77%	0.88%	0.86%	0.71%	46%	$409,756
Year Ended 12/31/2015	$18.78	0.27%	0.91%	0.89%	0.71%	53%	$176,428
Year Ended 12/31/2014	$18.73	12.22%	0.90%	0.89%	1.10%	45%	$814,123
Year Ended 12/31/2013	$16.69	36.02%	0.89% (e)	0.88% (e)	0.74%	45%	$1,006,504
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$26.11	1.24%	1.04% (c)	1.04% (c)	0.68% (c)	15%	$43,049
Year Ended 12/31/2017	$25.79	15.55%	1.07%	1.07%	0.46%	41%	$40,477
Year Ended 12/31/2016	$22.32	20.52%	1.14%	1.11%	0.49%	46%	$26,182
Year Ended 12/31/2015	$18.52	0.00% (f)	1.18%	1.14%	0.63%	53%	$14,431
Year Ended 12/31/2014	$18.52	11.90%	1.15%	1.15%	0.97%	45%	$9,040
Year Ended 12/31/2013	$16.55	35.66%	1.15% (e)	1.13% (e)	0.54%	45%	$7,189
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$26.38	1.27%	0.92% (c)	0.92% (c)	0.80% (c)	15%	$58,815
Year Ended 12/31/2017	$26.05	15.73%	0.95%	0.95%	0.57%	41%	$57,946
Year Ended 12/31/2016	$22.51	20.63%	1.01%	0.99%	0.61%	46%	$44,076
Year Ended 12/31/2015	$18.66	0.16%	1.05%	1.02%	0.73%	53%	$27,637
Year Ended 12/31/2014	$18.63	12.03%	1.02%	1.02%	1.04%	45%	$22,804
Year Ended 12/31/2013	$16.63	35.87%	1.02% (e)	1.01% (e)	0.64%	45%	$21,928
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	107

Financial Highlights
Variable Portfolio – Partners Small Cap Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$28.01	0.12	0.94	—	1.06
Year Ended 12/31/2017	$26.14	0.19	1.68	—	1.87
Year Ended 12/31/2016	$20.81	0.09	5.24	0.00 (d)	5.33
Year Ended 12/31/2015	$22.92	0.19	(2.30)	—	(2.11)
Year Ended 12/31/2014	$22.43	0.11	0.38	—	0.49
Year Ended 12/31/2013	$16.61	0.08	5.74	—	5.82
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$27.48	0.09	0.91	—	1.00
Year Ended 12/31/2017	$25.71	0.13	1.64	—	1.77
Year Ended 12/31/2016	$20.51	0.04	5.16	0.00 (d)	5.20
Year Ended 12/31/2015	$22.65	0.14	(2.28)	—	(2.14)
Year Ended 12/31/2014	$22.22	0.06	0.37	—	0.43
Year Ended 12/31/2013	$16.50	0.03	5.69	—	5.72
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$27.73	0.10	0.92	—	1.02
Year Ended 12/31/2017	$25.91	0.15	1.67	—	1.82
Year Ended 12/31/2016	$20.64	0.06	5.21	0.00 (d)	5.27
Year Ended 12/31/2015	$22.77	0.17	(2.30)	—	(2.13)
Year Ended 12/31/2014	$22.31	0.08	0.38	—	0.46
Year Ended 12/31/2013	$16.55	0.05	5.71	—	5.76

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Variable Portfolio Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Partners Small Cap Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2018 (Unaudited)	$29.07	3.79%	0.88% (c)	0.88% (c)	0.86% (c)	29%	$700,610
Year Ended 12/31/2017	$28.01	7.16%	0.91%	0.91%	0.72%	115%	$686,191
Year Ended 12/31/2016	$26.14	25.61% (e)	1.02%	0.93%	0.40%	60%	$712,682
Year Ended 12/31/2015	$20.81	(9.21%)	1.07%	0.93%	0.84%	48%	$985,530
Year Ended 12/31/2014	$22.92	2.18%	1.05%	0.88%	0.50%	83%	$1,469,779
Year Ended 12/31/2013	$22.43	35.04%	1.05%	0.89%	0.40%	69%	$1,673,954
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$28.48	3.64%	1.13% (c)	1.13% (c)	0.63% (c)	29%	$7,550
Year Ended 12/31/2017	$27.48	6.88%	1.16%	1.16%	0.49%	115%	$6,814
Year Ended 12/31/2016	$25.71	25.35% (e)	1.25%	1.18%	0.17%	60%	$5,749
Year Ended 12/31/2015	$20.51	(9.45%)	1.32%	1.18%	0.65%	48%	$4,017
Year Ended 12/31/2014	$22.65	1.94%	1.30%	1.13%	0.25%	83%	$3,845
Year Ended 12/31/2013	$22.22	34.67%	1.31%	1.14%	0.15%	69%	$3,715
Class 3
Six Months Ended 6/30/2018 (Unaudited)	$28.75	3.68%	1.01% (c)	1.00% (c)	0.73% (c)	29%	$114,441
Year Ended 12/31/2017	$27.73	7.02%	1.04%	1.04%	0.59%	115%	$120,392
Year Ended 12/31/2016	$25.91	25.53% (e)	1.13%	1.05%	0.29%	60%	$134,434
Year Ended 12/31/2015	$20.64	(9.36%)	1.19%	1.05%	0.77%	48%	$129,360
Year Ended 12/31/2014	$22.77	2.06%	1.17%	1.01%	0.37%	83%	$171,426
Year Ended 12/31/2013	$22.31	34.80%	1.18%	1.01%	0.28%	69%	$211,018
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2018	109

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio – Global Bond Fund; Columbia Variable Portfolio – Intermediate Bond Fund; CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (formerly Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund); CTIVPSM – MFS® Blended Research® Core Equity Fund (formerly Variable Portfolio - MFS® Blended Research® Core Equity Fund); CTIVPSM – Victory Sycamore Established Value Fund (formerly Variable Portfolio - Victory Sycamore Established Value Fund) and Variable Portfolio – Partners Small Cap Value Fund.
Effective May 1, 2018, the following Funds were renamed:
Current Fund names	Prior Fund names
CTIVP SM — BlackRock Global Inflation-Protected Securities Fund	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
CTIVP SM — MFS® Blended Research® Core Equity Fund	Variable Portfolio — MFS® Blended Research® Core Equity Fund
CTIVP SM — Victory Sycamore Established Value Fund	Variable Portfolio — Victory Sycamore Established Value Fund
Each Fund, other than Columbia Variable Portfolio – Global Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, is currently classified as a diversified fund. Columbia Variable Portfolio – Global Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund are currently classified as non-diversified funds.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
110	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Variable Portfolio Funds | Semiannual Report 2018	111

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:
Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Global Bond Fund and CTIVPSM — BlackRock Global Inflation-Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
To generate total return through long and short currency positions versus the U.S. dollar	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Variable Portfolio Funds | Semiannual Report 2018	113

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Futures contracts
Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:
Futures contracts	Funds
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Intermediate Bond Fund and CTIVPSM — BlackRock Global Inflation-Protected Securities Fund
To manage exposure to movements in interest rates	Columbia Variable Portfolio — Intermediate Bond Fund and CTIVPSM — BlackRock Global Inflation-Protected Securities Fund
To produce incremental earnings	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
To attain desired breakeven inflation exposure	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into futures contracts, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Certain Funds purchased and/or wrote options contracts as detailed below:
Options contracts	Funds
To manage convexity risk	Columbia Variable Portfolio — Intermediate Bond Fund
To manage exposure to fluctuations in interest rates	Columbia Variable Portfolio — Intermediate Bond Fund and CTIVPSM — BlackRock Global Inflation-Protected Securities Fund
These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract
114	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by a Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To manage credit risk exposure	Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to an index	Columbia Variable Portfolio — Global Bond Fund and Columbia Variable Portfolio — Intermediate Bond Fund
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Interest rate swap contracts
Certain Funds entered into interest rate swap contracts as detailed below:
Interest rate swap contracts	Funds
To gain exposure or to protect itself from market rate change	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
To attain desired breakeven inflation exposure	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
To hedge the portfolio risk associated with some or all of the Fund’s securities	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
To produce incremental earnings	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
To manage interest rate market risk exposure to produce incremental earnings	CTIVP SM — BlackRock Global Inflation-Protected Securities Fund
To manage exposure to movements in interest rates	Columbia Variable Portfolio — Global Bond Fund
These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Global Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	228,211*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	9,167
Interest rate risk	Net assets — unrealized appreciation on futures contracts	312,930*
Total		550,308

Columbia Variable Portfolio Funds | Semiannual Report 2018	117

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	9,216*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	419,580
Interest rate risk	Net assets — unrealized depreciation on futures contracts	333,821*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,494,315*
Total		2,256,932

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(708,799)	(708,799)
Foreign exchange risk	231,284	—	—	231,284
Interest rate risk	—	(855,207)	(790,377)	(1,645,584)
Total	231,284	(855,207)	(1,499,176)	(2,123,099)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	889,233	889,233
Foreign exchange risk	(724,296)	—	—	(724,296)
Interest rate risk	—	(13,504)	(160,164)	(173,668)
Total	(724,296)	(13,504)	729,069	(8,731)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	33,653,433
Futures contracts — short	94,077,196
Credit default swap contracts — buy protection	40,731,511
Credit default swap contracts — sell protection	875,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	206,876	(380,302)
Interest rate swap contracts	—	(1,712,530)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
118	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Columbia Variable Portfolio – Intermediate Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	446,223*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	9,186,390*
Total		9,632,613

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Upfront receipts on swap contracts	2,202,239
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,328,399*
Total		5,530,638

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(465,363)	(465,363)
Interest rate risk	(8,681,471)	4,280,000	11,804,200	—	7,402,729
Total	(8,681,471)	4,280,000	11,804,200	(465,363)	6,937,366

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	13,176,197	13,176,197
Interest rate risk	6,398,610	662,008	—	7,060,618
Total	6,398,610	662,008	13,176,197	20,236,815
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	933,485,415
Futures contracts — short	214,835,509
Credit default swap contracts — buy protection	95,680,000
Credit default swap contracts — sell protection	338,929,310

Columbia Variable Portfolio Funds | Semiannual Report 2018	119

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Derivative instrument	Average value ($)*
Options contracts — purchased	7,093,398
Options contracts — written	(1,868,300)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,097,504
Foreign exchange risk	Investments, at value — Options purchased	24,001
Interest rate risk	Net assets — unrealized appreciation on futures contracts	58,737*
Interest rate risk	Investments, at value — Options purchased	291,683
Interest rate risk	Net assets — unrealized appreciation on swap contracts	186,285*
Total		1,658,210

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	574,067
Foreign exchange risk	Options contracts written, at value	1
Interest rate risk	Net assets — unrealized depreciation on futures contracts	45,122*
Interest rate risk	Options contracts written, at value	323,131
Interest rate risk	Net assets — unrealized depreciation on swap contracts	565,867*
Total		1,508,188

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
120	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	956,460	—	4,059	(7,289)	—	953,230
Interest rate risk	—	358,575	(126,839)	14,716	147,622	394,074
Total	956,460	358,575	(122,780)	7,427	147,622	1,347,304

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	1,082,325	—	9,434	15,347	—	1,107,106
Interest rate risk	—	(35,101)	25,352	73,843	(125,143)	(61,049)
Total	1,082,325	(35,101)	34,786	89,190	(125,143)	1,046,057
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	29,386,127
Futures contracts — short	26,738,488

Derivative instrument	Average value ($)*
Options contracts — purchased	264,959
Options contracts — written	(290,640)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	893,446	(664,998)
Interest rate swap contracts	220,645	(529,719)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward Sale Commitments
Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar
122	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Columbia Variable Portfolio Funds | Semiannual Report 2018	123

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Columbia Variable Portfolio – Global Bond Fund
	Citi ($)	Credit Suisse ($)	HSBC ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	3,181	-	-	3,181
Forward foreign currency exchange contracts	-	6,372	1,945	-	-	-	850	9,167
Total assets	-	6,372	1,945	-	3,181	-	850	12,348
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	62,825	-	-	62,825
Centrally cleared interest rate swap contracts (b)	-	-	-	-	19,895	-	-	19,895
Forward foreign currency exchange contracts	34,170	83,744	248,861	25,934	-	7,244	19,627	419,580
Total liabilities	34,170	83,744	248,861	25,934	82,720	7,244	19,627	502,300
Total financial and derivative net assets	(34,170)	(77,372)	(246,916)	(25,934)	(79,539)	(7,244)	(18,777)	(489,952)
Total collateral received (pledged) (c)	-	-	-	-	(79,539)	-	-	(79,539)
Net amount (d)	(34,170)	(77,372)	(246,916)	(25,934)	-	(7,244)	(18,777)	(410,413)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
Columbia Variable Portfolio – Intermediate Bond Fund
	Credit Suisse ($)	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Liabilities
OTC credit default swap contracts (a)	931,764	358,370	465,882	1,756,016
Total financial and derivative net assets	(931,764)	(358,370)	(465,882)	(1,756,016)
Total collateral received (pledged) (b)	(931,764)	(328,000)	(430,000)	(1,689,764)
Net amount (c)	-	(30,370)	(35,882)	(66,252)

(a)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
124	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2018:
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund
	Citi ($)	Deutsche Bank ($)	Goldman Sachs ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	-	-	43,980	-	43,980
Forward foreign currency exchange contracts	147,975	949,529	-	-	1,097,504
Options purchased calls	-	31,156	-	2,475	33,631
Options purchased puts	-	282,053	-	-	282,053
OTC interest rate swap contracts (b)	-	21,355	-	-	21,355
Total assets	147,975	1,284,093	43,980	2,475	1,478,523
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	56,723	-	56,723
Forward foreign currency exchange contracts	53,574	520,493	-	-	574,067
Options contracts written	4,367	315,878	-	2,887	323,132
OTC interest rate swap contracts (b)	-	237,754	-	-	237,754
Total liabilities	57,941	1,074,125	56,723	2,887	1,191,676
Total financial and derivative net assets	90,034	209,968	(12,743)	(412)	286,847
Total collateral received (pledged) (c)	65,000	-	(12,743)	-	52,257
Net amount (d)	25,034	209,968	-	(412)	234,590

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity.
CTIVPSM – MFS® Blended Research® Core Equity Fund, CTIVPSM – Victory Sycamore Established Value Fund and Variable Portfolio – Partners Small Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, and as such will not be subject to federal income taxes. In addition, because the Funds meet the exception under Internal Revenue Code Section 4982(f), the Funds expect not to be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
126	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Columbia Variable Portfolio – Global Bond Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Columbia Variable Portfolio – Intermediate Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3.  Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers (see Subadvisory agreement note below). The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
Columbia Variable Portfolio Funds | Semiannual Report 2018	127

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2018, were as follows:
	High (%)	Low (%)	Effective management services fee (%)
Columbia Variable Portfolio – Global Bond Fund	0.65	0.52	0.65
Columbia Variable Portfolio – Intermediate Bond Fund	0.50	0.34	0.47
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund	0.51	0.29	0.51
CTIVP SM – MFS® Blended Research® Core Equity Fund	0.77	0.57	0.70
CTIVP SM – Victory Sycamore Established Value Fund	0.77	0.57	0.76
Variable Portfolio – Partners Small Cap Value Fund	0.87	0.75	0.85
Subadvisory agreement
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
Fund	Subadviser(s)
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc. (BlackRock) BlackRock International Limited (BIL)(a)
CTIVP SM – MFS® Blended Research® Core Equity Fund	Massachusetts Financial Services Company (MFS)
CTIVP SM – Victory Sycamore Established Value Fund	Victory Capital Management Inc. (Victory Capital)
Variable Portfolio – Partners Small Cap Value Fund	Jacobs Levy Equity Management, Inc. (Jacobs Levy) Nuveen Asset Management, LLC (Nuveen Asset Management) Segall Bryant & Hamill, LLC (SBH)
(a)	Effective May 1, 2018, BIL, an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to a sub-subadvisory agreement between BlackRock and BIL.
For Variable Portfolio - Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board of Trustees, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of the investments in the Fund will vary due to market fluctuations.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to Columbia Variable Portfolio – Global Bond Fund on behalf of the Investment Manager.
128	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2018, certain Funds engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act for the following Funds aggregated to:
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund	39,956	—	—
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2018, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee (%)
Columbia Variable Portfolio – Global Bond Fund	0.06
Columbia Variable Portfolio – Intermediate Bond Fund	0.01
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund	0.06
CTIVP SM – MFS® Blended Research® Core Equity Fund	0.00
CTIVP SM – Victory Sycamore Established Value Fund	0.01
Variable Portfolio – Partners Small Cap Value Fund	0.01
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019			Prior to May 1, 2018
	Class 1 (%)	Class 2 (%)	Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio – Global Bond Fund	0.62	0.87	0.745	0.67	0.92	0.795
Columbia Variable Portfolio – Intermediate Bond Fund	0.56	0.81	0.685	0.56	0.81	0.685
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund	0.61	0.86	0.735	0.61	0.86	0.735
CTIVP SM – MFS® Blended Research® Core Equity Fund	0.69	0.94	0.815	0.75	1.00	0.875
CTIVP SM – Victory Sycamore Established Value Fund	0.86	1.11	0.985	0.86	1.11	0.985
Variable Portfolio – Partners Small Cap Value Fund	0.88	1.13	1.005	0.93	1.18	1.055
CTIVPSM - Victory Sycamore Established Value Fund had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement effective July 1, 2018 through April 30, 2019.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
Columbia Variable Portfolio – Global Bond Fund	127,008,000	1,729,000	(5,153,000)	(3,424,000)
Columbia Variable Portfolio – Intermediate Bond Fund	5,311,956,000	21,870,000	(102,122,000)	(80,252,000)
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund	116,044,000	3,558,000	(3,881,000)	(323,000)
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Fund	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Variable Portfolio – Global Bond Fund	—	—	2,123,023	1,965,004	4,088,027
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2018, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Columbia Variable Portfolio – Global Bond Fund	44,402,231	63,215,853	6,976,211	8,980,103
Columbia Variable Portfolio – Intermediate Bond Fund	5,578,856,159	5,718,607,597	3,576,098,069	3,764,380,327
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund	82,523,881	90,301,602	32,246,206	35,639,153
CTIVP SM – MFS® Blended Research® Core Equity Fund	602,101,890	629,182,214	—	—
CTIVP SM – Victory Sycamore Established Value Fund	88,639,220	86,774,976	—	—
Variable Portfolio – Partners Small Cap Value Fund	229,723,497	246,672,174	—	—
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
No Fund had borrowings during the six months ended June 30, 2018.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by Columbia Variable Portfolio - Global Bond Fund, Columbia Variable Portfolio - Intermediate Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund invest in derivatives. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Financial sector risk
Variable Portfolio – Partners Small Cap Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Variable Portfolio - Global Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by Columbia Variable Portfolio - Global Bond Fund and Columbia Variable Portfolio - Intermediate Bond Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Inflation protected securities risk
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund’s debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Columbia Variable Portfolio - Global Bond Fund, Columbia Variable Portfolio - Intermediate Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Columbia Variable Portfolio - Global Bond Fund, Columbia Variable Portfolio - Intermediate Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of
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Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Variable Portfolio - Global Bond Fund and Columbia Variable Portfolio - Intermediate Bond Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
Columbia Variable Portfolio – Global Bond Fund and CTIVPSM – BlackRock Global Inflation-Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2018, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
CTIVPSM – MFS® Blended Research® Core Equity Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
134	Columbia Variable Portfolio Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio Funds | Semiannual Report 2018	135

Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio (VP) - Global Bond Fund, Columbia Variable Portfolio (VP) - Intermediate Bond Fund, CTIVPSM (VP) - BlackRock Global Inflation-Protected Securities Fund, CTIVPSM (VP) - MFS® Blended Research® Core Equity Fund, CTIVPSM (VP) - Victory Sycamore Established Value Fund and Variable Portfolio (VP) - Partners Small Cap Value Fund (each, a VP Fund and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for each of the below-named VP Funds, Columbia Threadneedle has engaged the subadvisers listed below (each, a Subadviser and collectively, the Subadvisers) to provide portfolio management and related services for the corresponding VP Fund under a subadvisory agreement (each, a Subadvisory Agreement and collectively, the Subadvisory Agreements) between Columbia Threadneedle and the corresponding Subadviser(s).
Fund	Subadviser(s)
CTIVP SM – BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc. (BlackRock) BlackRock International Limited (BIL)(a)
CTIVP SM – MFS® Blended Research® Core Equity Fund	Massachusetts Financial Services Company (MFS)
CTIVP SM – Victory Sycamore Established Value Fund	Victory Capital Management Inc. (Victory Capital)
Variable Portfolio – Partners Small Cap Value Fund	Jacobs Levy Equity Management, Inc. (Jacobs Levy) Nuveen Asset Management, LLC (Nuveen Asset Management) Segall Bryant & Hamill, LLC (SBH)
(a) Effective May 1, 2018, BIL, an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to a sub-subadvisory agreement between BlackRock and BIL. See "Approval of Sub-Subadvisory Agreement with BlackRock International Limited" below for the approval of this agreement.
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
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Approval of Management and Subadvisory Agreements   (continued)
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the VP Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the VP Funds’ other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring each Subadviser), noting that no material changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the VP Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor each code and program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that each Subadviser is in a position to continue to provide a high quality and level of services to its corresponding VP Fund, noting that, in regard to BlackRock as Subadviser for VP - BlackRock Global Inflation-Protected Securities Fund and in regard to SBH as a Subadviser for VP - Partners Small Cap Value Fund, Columbia Threadneedle continues to scrutinize the Subadviser’s performance closely in light of its underperformance and/or recent changes to its team.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group, the product score of each VP Fund (taking into account performance relative to peers
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Approval of Management and Subadvisory Agreements   (continued)
and benchmarks) and the net assets of each VP Fund. The Board observed that investment performance met expectations for VP - BlackRock Global Inflation-Protected Securities Fund, VP - Intermediate Bond Fund and VP - Victory Sycamore Established Value Fund, and that investment performance was understandable in light of the particular management style involved and the particular market environment for VP - MFS® Blended Research® Core Equity Fund. The Board observed underperformance for certain periods for VP - Global Bond Fund and VP - Partners Small Cap Value Fund, noting that appropriate steps (such as changes to the management team) had been taken to help improve the VP Fund’s performance.
Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate each Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadvisers from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of the VP Funds’ fee rates, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports for VP - Victory Sycamore Established Value Fund, was slightly below the peer universe’s median expense ratio shown in the reports for VP - Intermediate Bond Fund, approximated the peer universe’s median expense ratio for VP - Global Bond Fund, VP - MFS® Blended Research® Core Equity Fund and VP - Partners Small Cap Value Fund, and was somewhat higher than the median ratio, but recognized that this was due to the global nature of the product for VP - BlackRock Global Inflation-Protected Securities Fund.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the applicable VP Fund. The Board also reviewed the fees charged by the Subadvisers to other mutual funds employing similar investment strategies where the Subadvisers serve as investment adviser or subadviser. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadvisers (other than Nuveen Asset Management and SBH) to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that each VP Fund’s investment management and, if applicable, subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
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Approval of Management and Subadvisory Agreements   (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed for any VP Fund. The Board concluded that the breakpoints in each management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Columbia Variable Portfolio Funds | Semiannual Report 2018	139

APPROVAL OF SUB-SUBADVISORY AGREEMENT WITH BLACKROCK INTERNATIONAL LIMITED
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to CTIVPSM - BlackRock Global Inflation-Protected Securities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and BlackRock Financial Management, Inc. (BlackRock), BlackRock provides portfolio management and related services for the Fund. Effective May 1, 2018, BlackRock International Limited (BIL), an affiliate of BlackRock, was added as a sub-subadviser pursuant to a sub-subadvisory agreement (the Sub-Subadvisory Agreement) between BlackRock and BIL, under which BIL manages a portion of the Fund’s assets, subject to the oversight and supervision of BlackRock.
At a meeting of the Fund’s Board of Trustees (the Board) held on April 16-18, 2018 (the April 2018 Meeting), the Board, including a majority of the Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), unanimously approved, in accordance with the recommendations of the Investment Manager, the Sub-Subadvisory Agreement between BlackRock and BIL.
At the April 2018 Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. Independent legal counsel discussed the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a sub-subadvisory agreement, in this case, with BIL.
The Board held discussions with the Investment Manager and reviewed and considered various written materials and oral presentations in connection with the evaluation of BIL’s proposed services, including the reports from the Contracts Committee, with respect to the fees and terms of the proposed Sub-Subadvisory Agreement and BIL’s investment process, and the Compliance Committee, with respect to the code of ethics and compliance program of BIL. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Sub-Subadvisory Agreement with BIL.
Nature, extent and quality of services to be provided by BIL
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by BIL as the sub-subadviser for the Fund, as well as the history, reputation, expertise, resources and capabilities, and the qualifications of the personnel of BlackRock. The Board observed that BIL’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities of BIL and its ability to carry out its responsibilities under the proposed Sub-Subadvisory Agreement.
The Board also discussed the acceptability of the terms of the proposed Sub-Subadvisory Agreement. It was observed that, under the proposed Sub-Subadvisory Agreement, BIL would be subject to the oversight and supervision of BlackRock. The Board noted information about BIL’s experience as a sub-subadviser for another registered mutual fund with a similar investment strategy.
Investment performance of BIL
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under advisory and subadvisory agreements. The Board considered its review at the June 19-21, 2017 meeting (the June 2017 Meeting) of the Fund’s performance, during which the Board observed that BlackRock’s investment performance had met expectations.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that BIL was in a position to provide a high quality and level of service to the Fund.
140	Columbia Variable Portfolio Funds | Semiannual Report 2018

APPROVAL OF SUB-SUBADVISORY AGREEMENT WITH BLACKROCK INTERNATIONAL LIMITED  (continued)
Comparative fees, costs of services provided and profitability
The Board reviewed the proposed level of sub-subadvisory fees under the proposed Sub-Subadvisory Agreement, noting that the proposed sub-subadvisory fees payable to BIL would be paid by BlackRock and would not impact the fees paid by the Fund or the fees paid by the Investment Manager. The Board considered the Investment Manager’s representation that the Sub-Subadvisory Agreement would not impact the profitability from the Fund. The Board also reviewed the proposed level of subadvisory fees under the Subadvisory Agreement with BlackRock, noting that the subadvisory fees payable to BlackRock would continue to be paid by the Investment Manager. The Board recalled and reviewed its consideration, at the June 2017 Meeting, of the reasonableness of the subadvisory fee paid to BlackRock, noting that under the Sub-Subadvisory Agreement, BlackRock would share a portion of its fee with its affiliate, BIL. The Board observed that the considerations of the BlackRock subadvisory fee would apply also to the Sub-Subadvisory Agreement with BIL, BlackRock’s affiliate. The Board concluded that the Fund’s sub-subadvisory fees are fair and reasonable in light of the extent and quality of services that are proposed to be provided.
Economies of scale to be realized
The Board recognized that, because BIL’s fees would be paid by BlackRock and not the Fund, the analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Fund’s Management Agreement, which was separately considered and renewed at the June 2017 Meeting.
Based on all of the foregoing, including all of the information received and presented (including the information reviewed and considered at the June 2017 Meeting), the Board, including all of the Independent Trustees, concluded that the proposed sub-subadvisory fees to be paid under the Sub-Subadvisory Agreement were fair and reasonable in light of the extent and quality of services to be provided.
On April 18, 2018, the Board, including all of the Independent Trustees, approved the Sub-Subadvisory Agreement. In reaching this conclusion, no single factor was determinative.
Columbia Variable Portfolio Funds | Semiannual Report 2018	141

Additional Information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
142	Columbia Variable Portfolio Funds | Semiannual Report 2018

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Columbia Variable Portfolio Funds
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6462 AM (8/18)

SemiAnnual Report
June 30, 2018
Portfolio Navigator Funds
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Portfolio Navigator Funds  |  Semiannual Report 2018

Fund at a Glance
Variable Portfolio – Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	-1.22	2.08	3.29	4.06
Class 4	05/07/10	-1.15	2.08	3.29	4.06
Blended Benchmark		-0.97	2.10	4.10	4.82
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	2.93
Russell 3000 Index		3.22	14.78	13.29	13.97
MSCI EAFE Index (Net)		-2.75	6.84	6.44	7.28
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Portfolio Navigator Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Alternative Strategies Funds	2.9
Equity Funds	24.5
Fixed-Income Funds	67.2
Money Market Funds	5.4
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2018	3

Fund at a Glance
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	-0.79	3.76	4.54	5.25
Class 4	05/07/10	-0.72	3.76	4.53	5.28
Blended Benchmark		-0.53	3.96	5.43	6.19
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	2.93
Russell 3000 Index		3.22	14.78	13.29	13.97
MSCI EAFE Index (Net)		-2.75	6.84	6.44	7.28
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
4	Portfolio Navigator Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Alternative Strategies Funds	2.9
Equity Funds	39.3
Fixed-Income Funds	54.0
Money Market Funds	3.8
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2018	5

Fund at a Glance
Variable Portfolio – Moderate Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	-0.53	5.47	5.80	6.57
Class 4	05/07/10	-0.53	5.46	5.79	6.59
Blended Benchmark		-0.03	5.91	6.82	7.59
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	2.93
Russell 3000 Index		3.22	14.78	13.29	13.97
MSCI EAFE Index (Net)		-2.75	6.84	6.44	7.28
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
6	Portfolio Navigator Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Alternative Strategies Funds	2.8
Equity Funds	56.5
Fixed-Income Funds	38.7
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2018	7

Fund at a Glance
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	-0.16	7.39	7.04	7.72
Class 4	05/07/10	-0.16	7.44	7.04	7.74
Blended Benchmark		0.45	7.87	8.19	8.97
Russell 3000 Index		3.22	14.78	13.29	13.97
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	2.93
MSCI EAFE Index (Net)		-2.75	6.84	6.44	7.28
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
8	Portfolio Navigator Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Alternative Strategies Funds	3.3
Equity Funds	69.5
Fixed-Income Funds	23.9
Money Market Funds	3.3
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2018	9

Fund at a Glance
Variable Portfolio – Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio – Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since May 2018
Average annual total returns (%) (for the period ended June 30, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 2	05/07/10	0.15	9.07	8.33	8.91
Class 4	05/07/10	0.15	9.06	8.33	8.93
Blended Benchmark		0.86	9.77	9.49	8.97
Russell 3000 Index		3.22	14.78	13.29	13.97
MSCI EAFE Index (Net)		-2.75	6.84	6.44	7.28
Bloomberg Barclays U.S. Aggregate Bond Index		-1.62	-0.40	2.27	2.93
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
10	Portfolio Navigator Funds | Semiannual Report 2018

Fund at a Glance   (continued)
Variable Portfolio – Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2018)
Alternative Strategies Funds	3.3
Equity Funds	82.5
Exchange-Traded Funds	0.6
Fixed-Income Funds	10.8
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio Navigator Funds | Semiannual Report 2018	11

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Conservative Portfolio
Class 2	1,000.00	1,000.00	987.80	1,023.14	1.78	1.82	0.36	4.61	4.69	0.93
Class 4	1,000.00	1,000.00	988.50	1,023.14	1.78	1.82	0.36	4.61	4.69	0.93
Variable Portfolio – Moderately Conservative Portfolio
Class 2	1,000.00	1,000.00	992.10	1,023.14	1.79	1.82	0.36	4.82	4.89	0.97
Class 4	1,000.00	1,000.00	992.80	1,023.14	1.79	1.82	0.36	4.82	4.89	0.97
Variable Portfolio – Moderate Portfolio
Class 2	1,000.00	1,000.00	994.70	1,023.19	1.74	1.77	0.35	5.02	5.09	1.01
Class 4	1,000.00	1,000.00	994.70	1,023.19	1.74	1.77	0.35	5.02	5.09	1.01
12	Portfolio Navigator Funds | Semiannual Report 2018

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2018 — June 30, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Moderately Aggressive Portfolio
Class 2	1,000.00	1,000.00	998.40	1,023.14	1.79	1.82	0.36	5.23	5.30	1.05
Class 4	1,000.00	1,000.00	998.40	1,023.14	1.79	1.82	0.36	5.23	5.30	1.05
Variable Portfolio – Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,001.50	1,023.14	1.80	1.82	0.36	5.39	5.45	1.08
Class 4	1,000.00	1,000.00	1,001.50	1,023.14	1.80	1.82	0.36	5.39	5.45	1.08
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Variable Portfolio – Conservative Portfolio and Variable Portfolio – Moderately Conservative Portfolio, account value at the end of the period would have been reduced.
Portfolio Navigator Funds | Semiannual Report 2018	13

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,027,557	12,145,070
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	13,458,483
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,015,685	7,455,125
Total Alternative Strategies Funds (Cost $36,878,077)		33,058,678

Equity Funds 24.4%

Global Real Estate 0.6%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	752,773	6,375,986
International 9.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	495,392	9,556,110
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	782,412	11,579,692
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	2,314,337	25,851,149
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	1,084,962	11,359,554
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,937,384	33,074,945
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	1,059,508	12,004,225
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	197,830	1,052,454
Total		104,478,129
U.S. Large Cap 10.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	803,849	17,620,364
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	355,557	17,870,269
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	994,644
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	52,436	943,839
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	300,000	3,003,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	92,481	2,252,847
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	329,231	9,952,661
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	209,196	5,936,995
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	735,223	15,160,305
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	1,171,939	28,173,412
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	381,674	11,702,128
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	365,515	8,260,629
Total		121,871,093
U.S. Mid Cap 1.3%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	411,018	10,945,413
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	146,959	3,729,833
Total		14,675,246
U.S. Small Cap 2.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	481,696	11,796,732
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	396,797	9,816,759
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,755	6,330,126
Total		27,943,617
Total Equity Funds (Cost $225,908,604)		275,344,071

Fixed-Income Funds 67.1%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	486,862	4,513,209
Floating Rate 0.4%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	583,335	4,316,678
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	662,848	4,673,079
Investment Grade 65.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	22,917,976	228,033,863
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,580,666	23,742,127
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,100,701	19,809,614
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,261,114	32,676,364
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	17,937,230	189,775,895
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,037,067	92,449,197
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	4,978,609	49,387,797
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	9,915,970	102,729,446
Total		738,604,303
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,113,416	4,631,812
Total Fixed-Income Funds (Cost $790,896,947)		756,739,081

Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(c)	45,353,807	45,353,807
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%(a),(c)	14,858,173	14,858,173
Total Money Market Funds (Cost $60,210,753)		60,211,980
Total Investments in Securities (Cost: $1,113,894,381)		1,125,353,810
Other Assets & Liabilities, Net		2,382,447
Net Assets		1,127,736,257

At June 30, 2018, securities and/or cash totaling $2,696,311 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	69	09/2018	USD	9,389,520	—	(187,679)
U.S. Ultra Bond	246	09/2018	USD	39,488,670	1,244,667	—
Total					1,244,667	(187,679)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(477)	09/2018	EUR	(16,175,070)	186,776	—
Russell 2000 E-mini	(176)	09/2018	USD	(14,498,000)	235,936	—
TOPIX Index	(36)	09/2018	JPY	(622,980,000)	141,893	—
Total					564,605	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	15

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	43,546,827	25,052,465	(23,245,485)	45,353,807	—	(901)	814	378,474	45,353,807
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	3,028,963	2,761	(1,004,167)	2,027,557	—	(696,360)	524,802	16,401	12,145,070
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,012,382	6,910	(215,443)	803,849	—	1,884,580	(1,958,252)	—	17,620,364
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	448,810	3,106	(96,359)	355,557	—	1,213,253	(523,854)	—	17,870,269
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,439,410	—	—	1,439,410	—	—	(403,035)	—	13,458,483
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	39,517	—	—	39,517	—	—	(5,137)	—	994,644
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	471,865	14,997	—	486,862	—	—	(419,470)	143,254	4,513,209
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	482,591	12,801	—	495,392	—	—	(849,325)	27,123	9,556,110
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%
	8,759,994	6,098,179	—	14,858,173	—	—	—	73,636	14,858,173
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	629,490	33,358	—	662,848	—	—	(320,706)	234,844	4,673,079
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	24,729,582	769,928	(2,581,534)	22,917,976	1,668,248	(202,192)	(9,226,454)	5,399,432	228,033,863
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	45,334	7,102	—	52,436	—	—	62,083	—	943,839
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,235,107	50,076	(704,517)	2,580,666	—	(919,293)	264,665	460,704	23,742,127
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,196,374	165,200	(260,873)	2,100,701	597,541	108,273	(2,582,959)	675,757	19,809,614
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	762,999	19,413	—	782,412	—	—	(699,137)	292,116	11,579,692
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	300,000	—	300,000	—	—	3,000	—	3,003,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	87,515	4,966	—	92,481	—	—	(45,595)	—	2,252,847
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	1,113,416	—	—	1,113,416	—	—	(22,269)	—	4,631,812
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	481,696	—	—	481,696	—	—	708,092	—	11,796,732
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	4,392,094	156,809	(1,287,789)	3,261,114	28,714	(289,318)	(870,071)	945,794	32,676,364
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	19,061,971	678,984	(1,803,725)	17,937,230	1,174,520	(275,187)	(9,886,115)	5,421,981	189,775,895
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	2,247,442	66,895	—	2,314,337	66,438	—	(1,702,858)	454,135	25,851,149
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,015,685	—	—	1,015,685	—	—	(406,274)	—	7,455,125
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	732,643	20,130	—	752,773	50,237	—	(124,146)	119,860	6,375,986
CTIVP SM – DFA International Value Fund, Class 1 Shares
	1,029,733	55,229	—	1,084,962	51,861	—	(1,068,333)	310,778	11,359,554
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	3,129,136	83,277	(275,029)	2,937,384	107,469	688,906	(2,724,930)	605,505	33,074,945
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	325,155	4,076	—	329,231	—	—	336,171	—	9,952,661
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	204,681	4,515	—	209,196	—	—	380,744	—	5,936,995
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	729,272	5,951	—	735,223	—	—	102,852	—	15,160,305
CTIVP SM – MFS® Value Fund, Class 1 Shares
	1,300,591	4,905	(133,557)	1,171,939	—	1,353,076	(2,462,699)	—	28,173,412
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	377,357	4,317	—	381,674	—	—	1,323,610	—	11,702,128
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	988,225	71,283	—	1,059,508	477,804	—	(967,196)	104,416	12,004,225
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	475,902	5,365	(115,752)	365,515	—	1,057,000	(1,132,304)	—	8,260,629
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	11,169,808	268,918	(2,401,659)	9,037,067	171,395	313,600	(4,158,276)	1,982,090	92,449,197
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	406,342	4,676	—	411,018	—	—	148,848	—	10,945,413
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	5,575,267	62,145	(658,803)	4,978,609	—	(202,085)	(510,427)	616,480	49,387,797
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	141,860	5,099	—	146,959	—	—	284,097	—	3,729,833
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	181,908	15,922	—	197,830	61,741	—	(99,207)	23,938	1,052,454
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	553,982	29,353	—	583,335	—	—	(166,194)	217,211	4,316,678
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	10,959,437	430,312	(1,473,779)	9,915,970	1,248,242	(287,179)	(5,512,149)	2,622,563	102,729,446
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	396,797	—	—	396,797	—	—	1,107,064	—	9,816,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	17

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	217,755	—	—	217,755	—	—	230,820	—	6,330,126
Total					5,704,210	3,746,173	(43,369,710)	21,126,492	1,125,353,810

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	33,058,678	33,058,678
Equity Funds	—	—	—	275,344,071	275,344,071
Fixed-Income Funds	—	—	—	756,739,081	756,739,081
Money Market Funds	—	—	—	60,211,980	60,211,980
Total Investments in Securities	—	—	—	1,125,353,810	1,125,353,810
Investments in Derivatives
Asset
Futures Contracts	1,809,272	—	—	—	1,809,272
Liability
Futures Contracts	(187,679)	—	—	—	(187,679)
Total	1,621,593	—	—	1,125,353,810	1,126,975,403
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	19

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	6,364,488	38,123,280
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	32,183,268
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	2,996,972	21,997,776
Total Alternative Strategies Funds (Cost $101,394,648)		92,304,324

Equity Funds 39.2%

Global Real Estate 0.9%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,331,471	28,217,561
International 11.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,153,865	22,258,063
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,949,469	43,652,135
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	9,296,011	103,836,447
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	3,524,119	36,897,524
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	10,835,401	122,006,617
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	3,795,233	42,999,987
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,049,089	5,581,153
Total		377,231,926
U.S. Large Cap 22.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,376,827	52,100,051
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,981,180	99,574,129
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	1,320,712	33,242,322
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,926,009	34,668,158
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,000,000	10,010,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,031	146,922
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,606,582	48,566,968
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	1,499,090	42,544,171
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,133,389	85,230,481
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	5,656,279	135,976,938
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,080,877	63,799,696
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,729,646	106,889,995
Total		712,749,831
U.S. Mid Cap 1.2%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	650,707	17,328,318
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	865,016	21,954,113
Total		39,282,431
U.S. Small Cap 3.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	2,303,378	56,409,730
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,168,346	28,904,878
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,014,356	29,487,330
Total		114,801,938
Total Equity Funds (Cost $906,358,198)		1,272,283,687

Fixed-Income Funds 53.9%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,169,422	10,840,540
Floating Rate 0.4%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	1,654,085	12,240,228
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,450,352	10,224,983
Investment Grade 52.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	39,960,458	397,606,552
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	8,087,972	74,409,340
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	7,938,399	74,859,105
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,360,415	63,731,356
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	30,552,728	323,247,862
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	20,885,393	213,657,572
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	16,692,423	165,588,838
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	37,922,445	392,876,529
Total		1,705,977,154
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,470,750	10,278,321
Total Fixed-Income Funds (Cost $1,829,337,324)		1,749,561,226

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(c)	112,599,671	112,599,671
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%(a),(c)	10,980,731	10,980,731
Total Money Market Funds (Cost $123,576,519)		123,580,402
Total Investments in Securities (Cost: $2,960,666,689)		3,237,729,639
Other Assets & Liabilities, Net		7,015,578
Net Assets		3,244,745,217

At June 30, 2018, securities and/or cash totaling $7,133,729 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	207	09/2018	GBP	15,735,105	—	(32,944)
U.S. Ultra Bond	629	09/2018	USD	100,968,998	3,182,503	—
Total					3,182,503	(32,944)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(220)	09/2018	EUR	(7,460,200)	86,144	—
Russell 2000 E-mini	(604)	09/2018	USD	(49,754,500)	809,689	—
S&P 500 E-mini	(304)	09/2018	USD	(41,368,320)	824,606	—
Total					1,720,439	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	107,735,436	74,455,555	(69,591,320)	112,599,671	—	(1,873)	2,202	939,510	112,599,671
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	7,766,987	8,667	(1,411,166)	6,364,488	—	(149,904)	(301,570)	51,482	38,123,280
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	2,971,751	64	(594,988)	2,376,827	—	5,650,520	(5,867,433)	—	52,100,051
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	2,357,866	49	(376,735)	1,981,180	—	4,755,474	(1,085,325)	—	99,574,129
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	3,442,061	—	—	3,442,061	—	—	(963,776)	—	32,183,268
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	1,538,505	—	(217,793)	1,320,712	—	2,546,398	(2,714,219)	—	33,242,322
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	1,133,399	36,023	—	1,169,422	—	—	(1,007,550)	344,091	10,840,540
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,150,756	3,109	—	1,153,865	—	—	(1,973,010)	63,250	22,258,063
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%
	2,468,740	8,511,991	—	10,980,731	—	—	—	45,420	10,980,731
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,377,234	73,118	—	1,450,352	—	—	(701,732)	513,852	10,224,983
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	42,495,847	1,239,009	(3,774,398)	39,960,458	2,909,034	294,766	(16,675,290)	9,415,349	397,606,552
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,925,953	56	—	1,926,009	—	—	2,388,210	—	34,668,158
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	9,401,785	157,097	(1,470,910)	8,087,972	—	(1,764,572)	(239,242)	1,442,440	74,409,340
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	8,518,231	511,293	(1,091,125)	7,938,399	2,260,259	433,226	(9,911,250)	2,556,120	74,859,105
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	2,876,288	73,181	—	2,949,469	—	—	(2,635,548)	1,101,194	43,652,135
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	1,000,000	—	1,000,000	—	—	10,000	—	10,010,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	6,031	—	—	6,031	—	—	(3,076)	—	146,922
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,470,517	233	—	2,470,750	—	—	(49,417)	—	10,278,321
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	2,303,295	83	—	2,303,378	—	—	3,385,922	—	56,409,730
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,516,069	189,166	(1,344,820)	6,360,415	55,849	(294,773)	(1,875,569)	1,839,596	63,731,356
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	33,006,744	1,063,261	(3,517,277)	30,552,728	2,002,299	1,198,680	(18,627,324)	9,243,294	323,247,862
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	9,109,186	186,825	—	9,296,011	266,863	—	(6,839,216)	1,824,379	103,836,447
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	2,996,972	—	—	2,996,972	—	—	(1,198,789)	—	21,997,776
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	3,242,384	89,087	—	3,331,471	222,330	—	(549,423)	530,454	28,217,561
CTIVP SM – DFA International Value Fund, Class 1 Shares
	4,608,875	118,750	(1,203,506)	3,524,119	170,018	438,184	(3,931,123)	1,091,733	36,897,524
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	11,066,065	229,870	(460,534)	10,835,401	396,078	977,771	(8,521,866)	2,204,938	122,006,617
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	1,606,550	32	—	1,606,582	—	—	1,654,736	—	48,566,968
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	1,499,054	36	—	1,499,090	—	—	2,743,300	—	42,544,171
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	4,532,160	70	(398,841)	4,133,389	—	4,850,636	(4,169,215)	—	85,230,481
CTIVP SM – MFS® Value Fund, Class 1 Shares
	5,991,092	38	(334,851)	5,656,279	—	5,169,412	(10,460,056)	—	135,976,938
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	2,080,877	—	—	2,080,877	—	—	7,241,452	—	63,799,696
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	4,717,041	188,778	(1,110,586)	3,795,233	1,725,170	2,081,434	(5,404,264)	407,355	42,999,987
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	5,092,288	—	(362,642)	4,729,646	—	4,771,347	(5,765,409)	—	106,889,995
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	23,039,894	485,773	(2,640,274)	20,885,393	395,216	(106,470)	(8,319,085)	4,570,469	213,657,572
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	650,707	—	—	650,707	—	—	234,254	—	17,328,318
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	17,859,723	208,232	(1,375,532)	16,692,423	—	(298,493)	(2,062,080)	2,065,664	165,588,838
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	865,016	—	—	865,016	—	—	1,686,782	—	21,954,113
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	964,657	84,432	—	1,049,089	327,411	—	(526,093)	126,944	5,581,153
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	1,570,853	83,232	—	1,654,085	—	—	(471,256)	615,916	12,240,228
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	39,573,271	1,427,815	(3,078,641)	37,922,445	4,768,924	548,595	(22,311,847)	10,019,532	392,876,529
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,168,303	43	—	1,168,346	—	—	3,259,662	—	28,904,878
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,014,304	52	—	1,014,356	—	—	1,075,199	—	29,487,330
Total					15,499,451	31,100,358	(121,479,334)	51,012,982	3,237,729,639

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	92,304,324	92,304,324
Equity Funds	—	—	—	1,272,283,687	1,272,283,687
Fixed-Income Funds	—	—	—	1,749,561,226	1,749,561,226
Money Market Funds	—	—	—	123,580,402	123,580,402
Total Investments in Securities	—	—	—	3,237,729,639	3,237,729,639
Investments in Derivatives
Asset
Futures Contracts	4,902,942	—	—	—	4,902,942
Liability
Futures Contracts	(32,944)	—	—	—	(32,944)
Total	4,869,998	—	—	3,237,729,639	3,242,599,637
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	25

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.8%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	39,202,876	234,825,228
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,580	149,568,027
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	17,651,438	129,561,557
Total Alternative Strategies Funds (Cost $584,103,394)		513,954,812

Equity Funds 56.4%

Global Real Estate 1.2%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	25,299,319	214,285,233
International 16.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	12,289,863	237,071,453
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	27,231,254	403,022,558
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	62,963,565	703,303,025
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	38,253,642	400,515,630
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	78,235,870	880,935,898
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	34,321,712	388,864,993
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	7,459,085	39,682,331
Total		3,053,395,888
U.S. Large Cap 32.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	33,615,908	736,860,699
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	17,046,864	856,775,362
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	18,504,268	333,076,823
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,300,000	53,053,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	5,276,776	128,542,270
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	18,894,016	571,166,092
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	19,783,819	561,464,775
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	15,928,508	328,445,843
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	38,997,172	937,492,020
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	21,298,614	653,015,495
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	37,792,102	854,101,511
Total		6,013,993,890
U.S. Mid Cap 1.2%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,715,416	98,941,536
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,886,022	124,007,239
Total		222,948,775
U.S. Small Cap 4.4%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	17,251,312	422,484,628
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	7,302,817	180,671,708
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,663,650	193,712,298
Total		796,868,634
Total Equity Funds (Cost $7,065,362,385)		10,301,492,420

Fixed-Income Funds 38.6%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,566,658	60,872,919
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	8,053,794	59,598,076
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	7,447,982	52,508,272
Investment Grade 37.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	163,225,171	1,624,090,448
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	21,549,047	198,251,235
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	60,734,804	572,729,205
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	32,693,968	327,593,562
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	143,029,303	1,513,250,028
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	105,335,314	1,077,580,265
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	48,173,385	477,879,975
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	99,706,827	1,032,962,727
Total		6,824,337,445
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	12,955,239	53,893,795
Total Fixed-Income Funds (Cost $7,314,911,607)		7,051,210,507

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(c)	364,048,487	364,048,487
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%(a),(c)	17,213	17,213
Total Money Market Funds (Cost $364,050,285)		364,065,700
Total Investments in Securities (Cost: $15,328,427,671)		18,230,723,439
Other Assets & Liabilities, Net		45,418,653
Net Assets		18,276,142,092

At June 30, 2018, securities and/or cash totaling $46,986,540 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	775	09/2018	GBP	58,911,625	—	(123,343)
U.S. Ultra Bond	2,415	09/2018	USD	387,663,166	12,218,989	—
Total					12,218,989	(123,343)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(2,130)	09/2018	EUR	(72,228,300)	834,031	—
Russell 2000 E-mini	(3,360)	09/2018	USD	(276,780,000)	4,504,230	—
S&P 500 E-mini	(3,453)	09/2018	USD	(469,884,240)	9,366,333	—
Total					14,704,594	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	27

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	362,032,455	459,395,739	(457,379,707)	364,048,487	—	(12,949)	12,313	3,084,434	364,048,487
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	39,149,491	53,385	—	39,202,876	—	—	(2,346,300)	317,111	234,825,228
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	37,210,744	—	(3,594,836)	33,615,908	—	46,202,884	(50,543,002)	—	736,860,699
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	18,656,166	—	(1,609,302)	17,046,864	—	32,482,325	(3,102,560)	—	856,775,362
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	15,996,580	—	—	15,996,580	—	—	(4,479,042)	—	149,568,027
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	6,364,379	202,279	—	6,566,658	—	—	(5,657,699)	1,932,176	60,872,919
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	12,257,691	32,172	—	12,289,863	—	—	(21,013,735)	673,683	237,071,453
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%
	17,112	101	—	17,213	—	—	—	101	17,213
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	7,073,155	374,827	—	7,447,982	—	—	(3,603,561)	2,638,782	52,508,272
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	168,641,070	5,058,109	(10,474,008)	163,225,171	11,879,412	2,967,804	(69,246,415)	38,448,777	1,624,090,448
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	18,504,268	—	—	18,504,268	—	—	22,945,292	—	333,076,823
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	23,417,154	417,288	(2,285,395)	21,549,047	—	(2,077,739)	(3,151,890)	3,839,050	198,251,235
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	58,952,690	3,902,284	(2,120,170)	60,734,804	17,250,725	829,282	(70,110,557)	19,508,787	572,729,205
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	26,555,610	675,644	—	27,231,254	—	—	(24,332,951)	10,166,876	403,022,558
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	5,300,000	—	5,300,000	—	—	53,000	—	53,053,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	6,578,498	—	(1,301,722)	5,276,776	—	19,041,885	(21,982,667)	—	128,542,270
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	12,955,239	—	—	12,955,239	—	—	(259,105)	—	53,893,795
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	17,704,990	—	(453,678)	17,251,312	—	5,806,037	19,817,771	—	422,484,628
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	33,814,786	969,229	(2,090,047)	32,693,968	286,152	(450,339)	(10,234,678)	9,425,518	327,593,562
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	147,817,849	4,972,666	(9,761,212)	143,029,303	9,367,456	4,338,667	(84,787,848)	43,243,355	1,513,250,028
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	61,699,776	1,263,789	—	62,963,565	1,807,510	—	(46,322,671)	12,356,850	703,303,025
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	17,651,438	—	—	17,651,438	—	—	(7,060,576)	—	129,561,557
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	24,622,790	676,529	—	25,299,319	1,688,385	—	(4,172,343)	4,028,288	214,285,233
CTIVP SM – DFA International Value Fund, Class 1 Shares
	41,702,011	1,232,442	(4,680,811)	38,253,642	1,836,528	13,464,722	(51,258,224)	11,273,827	400,515,630
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	78,375,963	1,651,249	(1,791,342)	78,235,870	2,858,904	3,500,284	(58,009,987)	15,842,549	880,935,898
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	18,894,016	—	—	18,894,016	—	—	19,460,836	—	571,166,092
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	19,783,819	—	—	19,783,819	—	—	36,204,389	—	561,464,775
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	18,515,737	—	(2,587,229)	15,928,508	—	31,497,119	(28,713,266)	—	328,445,843
CTIVP SM – MFS® Value Fund, Class 1 Shares
	43,334,424	—	(4,337,252)	38,997,172	—	67,264,644	(104,319,234)	—	937,492,020
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	21,298,614	—	—	21,298,614	—	—	74,119,176	—	653,015,495
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	36,957,945	1,685,937	(4,322,170)	34,321,712	15,547,748	9,366,644	(40,231,545)	3,509,315	388,864,993
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	42,493,949	—	(4,701,847)	37,792,102	—	63,119,454	(71,224,300)	—	854,101,511
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	113,144,388	2,448,241	(10,257,315)	105,335,314	1,993,359	670,024	(42,648,044)	23,052,147	1,077,580,265
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	3,715,416	—	—	3,715,416	—	—	1,337,550	—	98,941,536
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	50,778,059	601,025	(3,205,699)	48,173,385	—	(764,459)	(6,020,818)	5,962,165	477,879,975
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,886,022	—	—	4,886,022	—	—	9,527,742	—	124,007,239
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	6,858,770	600,315	—	7,459,085	2,327,908	—	(3,740,548)	902,581	39,682,331
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	7,648,535	405,259	—	8,053,794	—	—	(2,294,560)	2,998,914	59,598,076
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	105,915,956	3,757,975	(9,967,104)	99,706,827	12,554,841	5,101,507	(62,711,348)	26,377,780	1,032,962,727
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,302,817	—	—	7,302,817	—	—	20,374,860	—	180,671,708
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	29

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,663,650	—	—	6,663,650	—	—	7,063,469	—	193,712,298
Total					79,398,928	302,347,796	(692,663,076)	239,583,066	18,230,723,439

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	513,954,812	513,954,812
Equity Funds	—	—	—	10,301,492,420	10,301,492,420
Fixed-Income Funds	—	—	—	7,051,210,507	7,051,210,507
Money Market Funds	—	—	—	364,065,700	364,065,700
Total Investments in Securities	—	—	—	18,230,723,439	18,230,723,439
Investments in Derivatives
Asset
Futures Contracts	26,923,583	—	—	—	26,923,583
Liability
Futures Contracts	(123,343)	—	—	—	(123,343)
Total	26,800,240	—	—	18,230,723,439	18,257,523,679
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	31

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	27,848,896	166,814,886
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,155,574	57,554,618
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	8,951,926	65,707,138
Total Alternative Strategies Funds (Cost $324,899,214)		290,076,642

Equity Funds 69.4%

Global Real Estate 1.5%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	15,496,798	131,257,883
International 20.5%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	5,322,686	102,674,614
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	15,469,789	228,952,881
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	35,245,459	393,691,775
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	27,729,281	290,325,573
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	44,685,624	503,160,126
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	22,829,752	258,661,086
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	4,843,520	25,767,525
Total		1,803,233,580
U.S. Large Cap 40.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	22,931,704	502,662,960
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	10,177,351	511,513,637
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,557,667	172,038,008
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,600,000	26,026,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	12,781,982	311,369,093
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	10,007,660	302,531,572
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,802,132	306,564,501
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	13,702,603	282,547,665
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	10,556,548	253,779,404
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	11,396,253	349,409,128
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	23,927,661	540,765,132
Total		3,559,207,100
U.S. Mid Cap 2.0%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,069,266	81,734,559
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,733,473	94,755,541
Total		176,490,100
U.S. Small Cap 4.9%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	7,355,593	180,138,475
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	4,890,823	120,998,968
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,428,182	128,727,252
Total		429,864,695
Total Equity Funds (Cost $4,265,460,568)		6,100,053,358

Fixed-Income Funds 23.8%

Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,267,462	21,019,376
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	2,870,445	21,241,291
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,501,299	17,634,158
Investment Grade 23.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	57,421,001	571,338,956
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	11,590,238	106,630,192
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	8,948,081	84,380,405
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,331,738	93,504,014
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	45,032,797	476,446,996
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,208,288	268,110,786
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	967,467	9,597,267
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	39,608,784	410,346,999
Total		2,020,355,615
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,888,055	12,014,310
Total Fixed-Income Funds (Cost $2,181,210,059)		2,092,264,750

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(c)	290,883,812	290,883,812
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%(a),(c)	1,007	1,007
Total Money Market Funds (Cost $290,875,750)		290,884,819
Total Investments in Securities (Cost: $7,062,445,591)		8,773,279,569
Other Assets & Liabilities, Net		15,416,251
Net Assets		8,788,695,820

At June 30, 2018, securities and/or cash totaling $15,806,231 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	343	09/2018	GBP	26,073,145	—	(54,589)
U.S. Ultra Bond	1,585	09/2018	USD	254,429,034	8,019,501	—
Total					8,019,501	(54,589)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(549)	09/2018	EUR	(18,616,590)	214,969	—
Russell 2000 E-mini	(1,281)	09/2018	USD	(105,522,375)	1,717,238	—
S&P 500 E-mini	(646)	09/2018	USD	(87,907,680)	1,752,288	—
Total					3,684,495	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	33

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	276,925,378	178,051,857	(164,093,423)	290,883,812	—	(4,120)	4,658	2,429,044	290,883,812
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	27,810,972	37,924	—	27,848,896	—	—	(1,666,762)	225,269	166,814,886
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	25,825,880	—	(2,894,176)	22,931,704	—	32,521,039	(35,467,054)	—	502,662,960
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	11,469,491	—	(1,292,140)	10,177,351	—	27,278,648	(9,272,843)	—	511,513,637
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	6,155,574	—	—	6,155,574	—	—	(1,723,561)	—	57,554,618
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	2,197,615	69,847	—	2,267,462	—	—	(1,953,600)	667,179	21,019,376
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	5,915,950	14,734	(607,998)	5,322,686	—	3,120,175	(12,146,975)	308,528	102,674,614
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%
	1,002	5	—	1,007	—	—	—	6	1,007
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,375,419	125,880	—	2,501,299	—	—	(1,210,205)	886,197	17,634,158
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	60,663,325	1,779,699	(5,022,023)	57,421,001	4,179,779	1,129,512	(24,602,412)	13,528,227	571,338,956
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	9,557,667	—	—	9,557,667	—	—	11,851,507	—	172,038,008
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	12,051,258	223,999	(685,019)	11,590,238	—	(620,968)	(2,152,482)	2,060,789	106,630,192
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,007,160	575,355	(634,434)	8,948,081	2,543,455	51,310	(10,415,834)	2,876,385	84,380,405
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	15,896,312	388,897	(815,420)	15,469,789	—	2,396,518	(16,186,424)	5,853,772	228,952,881
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	2,600,000	—	2,600,000	—	—	26,000	—	26,026,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	14,080,720	1,187,629	(2,486,367)	12,781,982	—	19,052,817	(25,766,096)	—	311,369,093
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,888,055	—	—	2,888,055	—	—	(57,762)	—	12,014,310
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	7,900,016	35,905	(580,328)	7,355,593	—	1,910,818	9,211,338	—	180,138,475
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,055,684	276,054	—	9,331,738	81,501	—	(2,988,376)	2,684,558	93,504,014
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	47,560,899	1,565,847	(4,093,949)	45,032,797	2,949,726	624,136	(26,100,649)	13,616,933	476,446,996
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	37,224,720	715,612	(2,694,873)	35,245,459	1,013,939	7,474,434	(33,419,294)	7,009,157	393,691,775
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	8,951,926	—	—	8,951,926	—	—	(3,580,770)	—	65,707,138
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	15,082,398	414,400	—	15,496,798	1,034,200	—	(2,555,719)	2,467,480	131,257,883
CTIVP SM – DFA International Value Fund, Class 1 Shares
	28,527,337	881,834	(1,679,890)	27,729,281	1,327,743	1,204,391	(28,486,021)	8,048,704	290,325,573
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	46,416,284	949,254	(2,679,914)	44,685,624	1,634,308	5,814,179	(36,904,485)	9,118,331	503,160,126
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	10,007,660	—	—	10,007,660	—	—	10,307,890	—	302,531,572
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,802,132	—	—	10,802,132	—	—	19,767,901	—	306,564,501
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	14,942,727	3,955,529	(5,195,653)	13,702,603	—	15,118,242	(12,913,522)	—	282,547,665
CTIVP SM – MFS® Value Fund, Class 1 Shares
	13,670,386	—	(3,113,838)	10,556,548	—	47,193,378	(57,574,502)	—	253,779,404
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	11,396,253	—	—	11,396,253	—	—	39,658,962	—	349,409,128
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	24,298,327	1,119,076	(2,587,651)	22,829,752	10,328,615	1,126,130	(21,635,090)	2,320,121	258,661,086
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	27,306,354	—	(3,378,693)	23,927,661	—	45,589,627	(50,630,120)	—	540,765,132
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	28,058,501	608,676	(2,458,889)	26,208,288	495,584	(302,060)	(10,111,084)	5,731,170	268,110,786
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	3,069,266	—	—	3,069,266	—	—	1,104,936	—	81,734,559
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	955,423	12,044	—	967,467	—	—	(133,759)	119,476	9,597,267
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,733,473	—	—	3,733,473	—	—	7,280,272	—	94,755,541
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	4,453,708	389,812	—	4,843,520	1,511,616	—	(2,428,907)	586,087	25,767,525
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	2,726,007	144,438	—	2,870,445	—	—	(817,802)	1,068,840	21,241,291
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	41,104,142	1,490,836	(2,986,194)	39,608,784	4,980,664	(1,232,184)	(21,440,063)	10,464,399	410,346,999
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,028,102	—	(137,279)	4,890,823	—	1,876,167	11,966,482	—	120,998,968
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	35

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,541,672	—	(113,490)	4,428,182	—	1,700,805	3,024,711	—	128,727,252
Total					32,081,130	213,022,994	(340,137,516)	92,070,652	8,773,279,569

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	290,076,642	290,076,642
Equity Funds	—	—	—	6,100,053,358	6,100,053,358
Fixed-Income Funds	—	—	—	2,092,264,750	2,092,264,750
Money Market Funds	—	—	—	290,884,819	290,884,819
Total Investments in Securities	—	—	—	8,773,279,569	8,773,279,569
Investments in Derivatives
Asset
Futures Contracts	11,703,996	—	—	—	11,703,996
Liability
Futures Contracts	(54,589)	—	—	—	(54,589)
Total	11,649,407	—	—	8,773,279,569	8,784,928,976
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	37

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,809,885	64,751,210
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,196,322	11,185,609
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares(a),(b)	1,853,038	13,601,299
Total Alternative Strategies Funds (Cost $98,765,365)		89,538,118

Equity Funds 82.3%

Global Real Estate 1.8%
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,813,314	49,238,771
International 22.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,930,134	37,232,289
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	3,576,337	52,929,786
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	13,898,040	155,241,111
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	8,767,077	91,791,300
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	17,420,126	196,150,620
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	7,647,954	86,651,313
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,748,636	9,302,741
Total		629,299,160
U.S. Large Cap 48.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	7,347,906	161,066,108
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,809,192	191,450,020
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,015,984	126,287,709
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	800,000	8,008,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	7,170,986	174,685,219
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,475,008	105,049,481
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	3,672,121	104,214,802
Equity Funds (continued)
	Shares	Value ($)
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,470,733	92,186,510
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	3,959,034	95,175,186
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,052,821	124,259,483
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,255,132	163,965,975
Total		1,346,348,493
U.S. Mid Cap 2.2%
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,046,457	27,867,156
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,319,319	33,484,304
Total		61,351,460
U.S. Small Cap 6.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	3,568,693	87,397,288
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,815,251	44,909,309
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,586,833	46,129,236
Total		178,435,833
Total Equity Funds (Cost $1,652,562,175)		2,264,673,717

Exchange-Traded Funds 0.6%

iShares MSCI EAFE ETF	249,311	16,696,358
Total Exchange-Traded Funds (Cost $14,628,597)		16,696,358

Fixed-Income Funds 10.8%

Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	494,772	4,586,535
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	652,275	4,826,840
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,267	44,183
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 10.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,857,893	68,236,030
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,957,073	27,885,201
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	8,412,516	89,004,419
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,203,837	43,005,254
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,419,611	56,147,169
Total		284,278,073
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	631,617	2,627,527
Total Fixed-Income Funds (Cost $310,295,941)		296,363,158

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.985%(a),(c)	77,911,328	77,911,328
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%(a),(c)	1,003	1,003
Total Money Market Funds (Cost $77,909,645)		77,912,331
Total Investments in Securities (Cost: $2,154,161,723)		2,745,183,682
Other Assets & Liabilities, Net		6,479,566
Net Assets		2,751,663,248

At June 30, 2018, securities and/or cash totaling $6,120,894 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	257	09/2018	EUR	8,714,870	—	(136,559)
FTSE 100 Index	412	09/2018	GBP	31,318,180	—	(238,153)
TOPIX Index	93	09/2018	JPY	1,609,365,000	—	(368,244)
U.S. Ultra Bond	251	09/2018	USD	40,291,286	1,269,966	—
Total					1,269,966	(742,956)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	(629)	09/2018	USD	(51,813,875)	843,203	—
S&P 500 E-mini	(99)	09/2018	USD	(13,471,920)	268,540	—
Total					1,111,743	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	39

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.985%
	75,958,140	47,723,781	(45,770,593)	77,911,328	—	(748)	1,268	666,081	77,911,328
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,795,164	14,721	—	10,809,885	—	—	(646,974)	87,441	64,751,210
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	8,073,289	16,803	(742,186)	7,347,906	—	7,271,304	(8,220,902)	—	161,066,108
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	4,167,550	8,527	(366,885)	3,809,192	—	7,424,748	(785,160)	—	191,450,020
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	1,141,645	54,677	—	1,196,322	—	—	(327,752)	—	11,185,609
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	479,531	15,241	—	494,772	—	—	(426,285)	145,582	4,586,535
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,920,194	9,940	—	1,930,134	—	—	(3,301,437)	105,778	37,232,289
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 1.481%
	998	5	—	1,003	—	—	—	6	1,003
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	5,952	315	—	6,267	—	—	(3,032)	2,220	44,183
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	7,520,220	212,670	(874,997)	6,857,893	499,475	190,426	(3,033,297)	1,616,593	68,236,030
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	6,997,928	18,056	—	7,015,984	—	—	8,690,854	—	126,287,709
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,767,310	189,763	—	2,957,073	838,882	—	(3,318,875)	948,689	27,885,201
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,706,597	96,928	(227,188)	3,576,337	—	668,380	(3,853,587)	1,359,150	52,929,786
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	800,000	—	800,000	—	—	8,000	—	8,008,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	7,879,160	15,062	(723,236)	7,170,986	—	10,610,314	(14,350,035)	—	174,685,219
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	631,617	—	—	631,617	—	—	(12,632)	—	2,627,527
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	3,715,197	4,520	(151,024)	3,568,693	—	1,968,721	3,379,530	—	87,397,288
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	8,935,364	292,446	(815,294)	8,412,516	550,906	244,597	(5,016,916)	2,543,170	89,004,419
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	14,635,028	313,389	(1,050,377)	13,898,040	399,683	2,395,528	(12,608,330)	2,766,485	155,241,111
CTIVP SM – AQR Managed Futures Strategy Fund, Class 1 Shares
	1,853,038	—	—	1,853,038	—	—	(741,214)	—	13,601,299
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – CenterSquare Real Estate Fund, Class 1 Shares
	5,657,860	155,454	—	5,813,314	387,959	—	(958,728)	925,626	49,238,771
CTIVP SM – DFA International Value Fund, Class 1 Shares
	9,243,179	303,570	(779,672)	8,767,077	419,967	2,245,067	(10,862,743)	2,564,310	91,791,300
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	18,063,489	401,181	(1,044,544)	17,420,126	636,957	1,097,529	(13,201,099)	3,559,061	196,150,620
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	3,464,467	10,541	—	3,475,008	—	—	3,575,465	—	105,049,481
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	3,668,275	3,846	—	3,672,121	—	—	6,718,249	—	104,214,802
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	4,889,007	12,876	(431,150)	4,470,733	—	4,791,149	(4,044,514)	—	92,186,510
CTIVP SM – MFS® Value Fund, Class 1 Shares
	4,961,706	10,710	(1,013,382)	3,959,034	—	14,700,027	(18,578,053)	—	95,175,186
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	4,045,532	7,289	—	4,052,821	—	—	14,094,197	—	124,259,483
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	8,111,457	400,235	(863,738)	7,647,954	3,458,392	1,565,016	(8,416,979)	779,473	86,651,313
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	8,336,531	16,363	(1,097,762)	7,255,132	—	14,830,447	(16,333,647)	—	163,965,975
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	4,277,756	97,480	(171,399)	4,203,837	79,368	(36,767)	(1,595,637)	917,850	43,005,254
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	1,045,455	1,002	—	1,046,457	—	—	377,072	—	27,867,156
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	1,318,245	1,074	—	1,319,319	—	—	2,571,867	—	33,484,304
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,607,903	140,733	—	1,748,636	545,732	—	(876,898)	211,592	9,302,741
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares
	619,454	32,821	—	652,275	—	—	(185,836)	242,882	4,826,840
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,382,432	203,719	(166,540)	5,419,611	680,595	(2,637)	(3,055,194)	1,429,934	56,147,169
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,852,100	1,133	(37,982)	1,815,251	—	547,096	4,577,327	—	44,909,309
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,617,385	943	(31,495)	1,586,833	—	508,413	1,186,563	—	46,129,236
Total					8,497,916	71,018,610	(89,575,364)	20,871,923	2,728,487,324

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2018.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	41

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2018 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Portfolio Navigator Funds | Semiannual Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	89,538,118	89,538,118
Equity Funds	—	—	—	2,264,673,717	2,264,673,717
Exchange-Traded Funds	16,696,358	—	—	—	16,696,358
Fixed-Income Funds	—	—	—	296,363,158	296,363,158
Money Market Funds	—	—	—	77,912,331	77,912,331
Total Investments in Securities	16,696,358	—	—	2,728,487,324	2,745,183,682
Investments in Derivatives
Asset
Futures Contracts	2,381,709	—	—	—	2,381,709
Liability
Futures Contracts	(742,956)	—	—	—	(742,956)
Total	18,335,111	—	—	2,728,487,324	2,746,822,435
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	43

Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,113,894,381, $2,960,666,689, $15,328,427,671, respectively)	$1,125,353,810	$3,237,729,639	$18,230,723,439
Margin deposits on:
Futures contracts	2,696,311	7,133,729	46,986,540
Receivable for:
Investments sold	2,388,406	6,085,372	30,819,112
Dividends	68,531	169,438	532,916
Variation margin for futures contracts	35,405	234,600	1,054,117
Expense reimbursement due from Investment Manager	—	1,449	—
Total assets	1,130,542,463	3,251,354,227	18,310,116,124
Liabilities
Due to custodian	1,094,522	2,146,420	8,042,274
Payable for:
Capital shares purchased	1,293,884	3,938,952	22,776,838
Variation margin for futures contracts	260,953	173,999	1,508,468
Management services fees	2,020	5,245	23,069
Distribution and/or service fees	7,734	22,234	125,137
Service fees	54,281	156,498	881,835
Compensation of board members	61,788	121,643	483,995
Compensation of chief compliance officer	140	389	2,124
Other expenses	30,884	43,630	130,292
Total liabilities	2,806,206	6,609,010	33,974,032
Net assets applicable to outstanding capital stock	$1,127,736,257	$3,244,745,217	$18,276,142,092
Represented by
Trust capital	$1,127,736,257	$3,244,745,217	$18,276,142,092
Total - representing net assets applicable to outstanding capital stock	$1,127,736,257	$3,244,745,217	$18,276,142,092
Class 2
Net assets	$489,790,908	$1,440,298,350	$7,987,212,376
Shares outstanding	35,668,310	95,002,500	475,919,863
Net asset value per share	$13.73	$15.16	$16.78
Class 4
Net assets	$637,945,349	$1,804,446,867	$10,288,929,716
Shares outstanding	46,472,250	118,797,853	612,269,814
Net asset value per share	$13.73	$15.19	$16.80
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Portfolio Navigator Funds | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
June 30, 2018 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $—, $14,628,597, respectively)	$—	$16,696,358
Affiliated issuers (cost $7,062,445,591, $2,139,533,126, respectively)	8,773,279,569	2,728,487,324
Margin deposits on:
Futures contracts	15,806,231	6,120,894
Receivable for:
Investments sold	14,543,524	3,276,112
Dividends	437,402	118,764
Variation margin for futures contracts	433,560	554,077
Total assets	8,804,500,286	2,755,253,529
Liabilities
Due to custodian	2,095,860	678,764
Payable for:
Capital shares purchased	12,447,664	2,597,348
Variation margin for futures contracts	423,341	26,083
Management services fees	12,686	3,873
Distribution and/or service fees	60,149	18,812
Service fees	425,123	133,587
Compensation of board members	263,306	93,002
Compensation of chief compliance officer	1,033	320
Other expenses	75,304	38,492
Total liabilities	15,804,466	3,590,281
Net assets applicable to outstanding capital stock	$8,788,695,820	$2,751,663,248
Represented by
Trust capital	$8,788,695,820	$2,751,663,248
Total - representing net assets applicable to outstanding capital stock	$8,788,695,820	$2,751,663,248
Class 2
Net assets	$4,545,066,881	$1,476,287,482
Shares outstanding	248,224,874	74,420,842
Net asset value per share	$18.31	$19.84
Class 4
Net assets	$4,243,628,939	$1,275,375,766
Shares outstanding	231,401,475	64,191,037
Net asset value per share	$18.34	$19.87
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	45

Statement of Operations
Six Months Ended June 30, 2018 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$21,126,492	$51,012,982	$239,583,066
Interest	6,139	26,156	199,921
Total income	21,132,631	51,039,138	239,782,987
Expenses:
Management services fees	285,633	750,843	3,317,138
Distribution and/or service fees
Class 2	643,696	1,866,608	10,189,677
Class 4	852,198	2,378,714	13,440,160
Service fees	358,306	1,017,454	5,665,483
Compensation of board members	15,510	32,302	148,761
Custodian fees	9,763	9,880	10,504
Printing and postage fees	10,560	26,093	133,431
Audit fees	10,594	10,581	10,581
Legal fees	8,682	17,987	83,330
Compensation of chief compliance officer	125	353	1,952
Other	9,415	21,958	109,485
Total expenses	2,204,482	6,132,773	33,110,502
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(30,349)	(15,713)	—
Total net expenses	2,174,133	6,117,060	33,110,502
Net investment income	18,958,498	44,922,078	206,672,485
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	3,746,173	31,100,358	302,347,796
Capital gain distributions from underlying affiliated funds	5,704,210	15,499,451	79,398,928
Foreign currency translations	36,521	38,882	125,088
Futures contracts	(731,816)	639,751	(23,179,082)
Net realized gain	8,755,088	47,278,442	358,692,730
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(43,369,710)	(121,479,334)	(692,663,076)
Foreign currency translations	(52,593)	(39,724)	(365,465)
Futures contracts	1,206,985	4,059,887	31,062,918
Net change in unrealized appreciation (depreciation)	(42,215,318)	(117,459,171)	(661,965,623)
Net realized and unrealized loss	(33,460,230)	(70,180,729)	(303,272,893)
Net decrease in net assets resulting from operations	$(14,501,732)	$(25,258,651)	$(96,600,408)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Portfolio Navigator Funds | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended June 30, 2018 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$337,454
Dividends — affiliated issuers	92,070,652	20,871,923
Interest	62,995	13,081
Total income	92,133,647	21,222,458
Expenses:
Management services fees	1,972,278	642,582
Distribution and/or service fees
Class 2	5,836,568	1,897,884
Class 4	5,599,912	1,678,177
Service fees	2,741,262	857,443
Compensation of board members	75,671	27,616
Custodian fees	10,261	9,881
Printing and postage fees	65,594	21,143
Audit fees	10,581	10,581
Legal fees	42,218	15,600
Compensation of chief compliance officer	948	295
Other	54,349	18,245
Total expenses	16,409,642	5,179,447
Net investment income	75,724,005	16,043,011
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	213,022,994	71,018,610
Capital gain distributions from underlying affiliated funds	32,081,130	8,497,916
Foreign currency translations	(60,375)	128,152
Futures contracts	(896,710)	(824,396)
Net realized gain	244,147,039	78,820,282
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	(832,698)
Investments — affiliated issuers	(340,137,516)	(89,575,364)
Foreign currency translations	15,050	(119,884)
Futures contracts	12,047,368	1,696,675
Net change in unrealized appreciation (depreciation)	(328,075,098)	(88,831,271)
Net realized and unrealized loss	(83,928,059)	(10,010,989)
Net increase (decrease) in net assets resulting from operations	$(8,204,054)	$6,032,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	47

Statement of Changes in Net Assets
	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$18,958,498	$21,432,001	$44,922,078	$47,277,004
Net realized gain	8,755,088	25,557,728	47,278,442	98,077,280
Net change in unrealized appreciation (depreciation)	(42,215,318)	49,517,702	(117,459,171)	200,404,893
Net increase (decrease) in net assets resulting from operations	(14,501,732)	96,507,431	(25,258,651)	345,759,177
Decrease in net assets from capital stock activity	(123,790,200)	(297,894,958)	(269,526,347)	(591,028,426)
Total decrease in net assets	(138,291,932)	(201,387,527)	(294,784,998)	(245,269,249)
Net assets at beginning of period	1,266,028,189	1,467,415,716	3,539,530,215	3,784,799,464
Net assets at end of period	$1,127,736,257	$1,266,028,189	$3,244,745,217	$3,539,530,215
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Portfolio Navigator Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$206,672,485	$199,338,584	$75,724,005	$73,761,186
Net realized gain	358,692,730	750,719,677	244,147,039	523,979,940
Net change in unrealized appreciation (depreciation)	(661,965,623)	1,455,258,066	(328,075,098)	810,544,412
Net increase (decrease) in net assets resulting from operations	(96,600,408)	2,405,316,327	(8,204,054)	1,408,285,538
Decrease in net assets from capital stock activity	(1,037,687,269)	(2,159,494,826)	(625,683,195)	(1,291,211,168)
Total increase (decrease) in net assets	(1,134,287,677)	245,821,501	(633,887,249)	117,074,370
Net assets at beginning of period	19,410,429,769	19,164,608,268	9,422,583,069	9,305,508,699
Net assets at end of period	$18,276,142,092	$19,410,429,769	$8,788,695,820	$9,422,583,069
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	49

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations
Net investment income	$16,043,011	$15,132,977
Net realized gain	78,820,282	205,213,331
Net change in unrealized appreciation (depreciation)	(88,831,271)	274,328,876
Net increase in net assets resulting from operations	6,032,022	494,675,184
Decrease in net assets from capital stock activity	(168,559,454)	(366,283,119)
Total increase (decrease) in net assets	(162,527,432)	128,392,065
Net assets at beginning of period	2,914,190,680	2,785,798,615
Net assets at end of period	$2,751,663,248	$2,914,190,680
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Portfolio Navigator Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	934,273	12,899,855	2,131,582	28,807,768	567,826	8,676,087	1,831,831	27,006,949
Redemptions	(4,192,125)	(57,847,530)	(9,091,792)	(121,875,365)	(6,325,193)	(96,326,259)	(13,909,863)	(201,816,347)
Net decrease	(3,257,852)	(44,947,675)	(6,960,210)	(93,067,597)	(5,757,367)	(87,650,172)	(12,078,032)	(174,809,398)
Class 4
Subscriptions	571,885	7,883,936	1,495,402	20,284,577	200,413	3,056,099	400,584	5,852,606
Redemptions	(6,281,607)	(86,726,461)	(16,824,561)	(225,111,938)	(12,105,939)	(184,932,274)	(28,986,651)	(422,071,634)
Net decrease	(5,709,722)	(78,842,525)	(15,329,159)	(204,827,361)	(11,905,526)	(181,876,175)	(28,586,067)	(416,219,028)
Total net decrease	(8,967,574)	(123,790,200)	(22,289,369)	(297,894,958)	(17,662,893)	(269,526,347)	(40,664,099)	(591,028,426)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	51

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017		June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	1,596,751	27,028,131	3,009,472	47,884,691	703,974	12,946,406	2,212,766	37,917,604
Redemptions	(15,595,727)	(263,474,052)	(30,647,740)	(488,662,770)	(12,310,760)	(227,436,894)	(25,114,815)	(430,640,890)
Net decrease	(13,998,976)	(236,445,921)	(27,638,268)	(440,778,079)	(11,606,786)	(214,490,488)	(22,902,049)	(392,723,286)
Class 4
Subscriptions	306,298	5,202,903	321,171	5,101,761	73,897	1,363,996	447,068	7,623,293
Redemptions	(47,659,750)	(806,444,251)	(108,250,447)	(1,723,818,508)	(22,316,146)	(412,556,703)	(52,972,132)	(906,111,175)
Net decrease	(47,353,452)	(801,241,348)	(107,929,276)	(1,718,716,747)	(22,242,249)	(411,192,707)	(52,525,064)	(898,487,882)
Total net decrease	(61,352,428)	(1,037,687,269)	(135,567,544)	(2,159,494,826)	(33,849,035)	(625,683,195)	(75,427,113)	(1,291,211,168)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Portfolio Navigator Funds | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2018 (Unaudited)		December 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	1,058,088	21,042,752	1,954,808	35,724,436
Redemptions	(3,870,816)	(77,678,581)	(7,000,996)	(127,832,687)
Net decrease	(2,812,728)	(56,635,829)	(5,046,188)	(92,108,251)
Class 4
Subscriptions	256,819	5,143,329	440,685	8,049,951
Redemptions	(5,834,637)	(117,066,954)	(15,425,624)	(282,224,819)
Net decrease	(5,577,818)	(111,923,625)	(14,984,939)	(274,174,868)
Total net decrease	(8,390,546)	(168,559,454)	(20,031,127)	(366,283,119)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	53

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$13.90	0.22	(0.39)	(0.17)
Year Ended 12/31/2017	$12.94	0.22	0.74	0.96
Year Ended 12/31/2016	$12.51	0.17	0.26	0.43
Year Ended 12/31/2015	$12.53	0.17	(0.19)	(0.02)
Year Ended 12/31/2014	$12.02	0.12	0.39	0.51
Year Ended 12/31/2013	$11.65	0.16	0.21	0.37
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$13.89	0.22	(0.38)	(0.16)
Year Ended 12/31/2017	$12.94	0.21	0.74	0.95
Year Ended 12/31/2016	$12.51	0.17	0.26	0.43
Year Ended 12/31/2015	$12.53	0.17	(0.19)	(0.02)
Year Ended 12/31/2014	$12.01	0.12	0.40	0.52
Year Ended 12/31/2013	$11.65	0.16	0.20	0.36

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Portfolio Navigator Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$13.73	(1.22%)	0.37% (c)	0.36% (c)	3.20% (c)	3%	$489,791
Year Ended 12/31/2017	$13.90	7.42%	0.33%	0.33%	1.60%	6%	$541,013
Year Ended 12/31/2016	$12.94	3.44%	0.30%	0.30%	1.34%	14%	$593,909
Year Ended 12/31/2015	$12.51	(0.16%)	0.28%	0.28%	1.35%	27%	$557,777
Year Ended 12/31/2014	$12.53	4.24%	0.28%	0.28%	0.93%	20%	$623,543
Year Ended 12/31/2013	$12.02	3.18%	0.28%	0.28%	1.32%	34%	$787,736
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$13.73	(1.15%)	0.37% (c)	0.36% (c)	3.15% (c)	3%	$637,945
Year Ended 12/31/2017	$13.89	7.34%	0.33%	0.33%	1.59%	6%	$725,015
Year Ended 12/31/2016	$12.94	3.44%	0.30%	0.30%	1.35%	14%	$873,507
Year Ended 12/31/2015	$12.51	(0.16%)	0.28%	0.28%	1.35%	27%	$890,458
Year Ended 12/31/2014	$12.53	4.33%	0.28%	0.28%	0.94%	20%	$1,057,953
Year Ended 12/31/2013	$12.01	3.09%	0.28%	0.28%	1.33%	34%	$1,470,726
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	55

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$15.28	0.20	(0.32)	(0.12)
Year Ended 12/31/2017	$13.89	0.19	1.20	1.39
Year Ended 12/31/2016	$13.36	0.16	0.37	0.53
Year Ended 12/31/2015	$13.39	0.17	(0.20)	(0.03)
Year Ended 12/31/2014	$12.78	0.11	0.50	0.61
Year Ended 12/31/2013	$11.93	0.15	0.70	0.85
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$15.30	0.20	(0.31)	(0.11)
Year Ended 12/31/2017	$13.92	0.19	1.19	1.38
Year Ended 12/31/2016	$13.38	0.16	0.38	0.54
Year Ended 12/31/2015	$13.42	0.17	(0.21)	(0.04)
Year Ended 12/31/2014	$12.81	0.11	0.50	0.61
Year Ended 12/31/2013	$11.96	0.15	0.70	0.85

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Portfolio Navigator Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$15.16	(0.79%)	0.36% (c)	0.36% (c)	2.67% (c)	2%	$1,440,298
Year Ended 12/31/2017	$15.28	10.01%	0.33%	0.33%	1.30%	4%	$1,539,179
Year Ended 12/31/2016	$13.89	3.97%	0.30%	0.30%	1.18%	8%	$1,567,642
Year Ended 12/31/2015	$13.36	(0.22%)	0.28%	0.28%	1.25%	22%	$1,566,214
Year Ended 12/31/2014	$13.39	4.77%	0.28%	0.28%	0.87%	10%	$1,730,584
Year Ended 12/31/2013	$12.78	7.12%	0.27%	0.27%	1.24%	23%	$1,968,131
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$15.19	(0.72%)	0.36% (c)	0.36% (c)	2.62% (c)	2%	$1,804,447
Year Ended 12/31/2017	$15.30	9.91%	0.33%	0.33%	1.30%	4%	$2,000,352
Year Ended 12/31/2016	$13.92	4.04%	0.30%	0.30%	1.18%	8%	$2,217,158
Year Ended 12/31/2015	$13.38	(0.30%)	0.28%	0.28%	1.25%	22%	$2,428,436
Year Ended 12/31/2014	$13.42	4.76%	0.28%	0.28%	0.86%	10%	$2,906,985
Year Ended 12/31/2013	$12.81	7.11%	0.27%	0.27%	1.24%	23%	$3,570,296
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	57

Financial Highlights
Variable Portfolio – Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$16.87	0.19	(0.28)	(0.09)
Year Ended 12/31/2017	$14.90	0.16	1.81	1.97
Year Ended 12/31/2016	$14.24	0.14	0.52	0.66
Year Ended 12/31/2015	$14.32	0.16	(0.24)	(0.08)
Year Ended 12/31/2014	$13.63	0.11	0.58	0.69
Year Ended 12/31/2013	$12.24	0.16	1.23	1.39
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$16.89	0.18	(0.27)	(0.09)
Year Ended 12/31/2017	$14.92	0.16	1.81	1.97
Year Ended 12/31/2016	$14.26	0.14	0.52	0.66
Year Ended 12/31/2015	$14.34	0.16	(0.24)	(0.08)
Year Ended 12/31/2014	$13.65	0.11	0.58	0.69
Year Ended 12/31/2013	$12.25	0.16	1.24	1.40

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Portfolio Navigator Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$16.78	(0.53%)	0.35% (c)	0.35% (c)	2.22% (c)	4%	$7,987,212
Year Ended 12/31/2017	$16.87	13.22%	0.32%	0.32%	1.03%	5%	$8,266,265
Year Ended 12/31/2016	$14.90	4.64%	0.29%	0.29%	0.97%	6%	$7,712,231
Year Ended 12/31/2015	$14.24	(0.56%)	0.28%	0.28%	1.13%	23%	$7,690,136
Year Ended 12/31/2014	$14.32	5.06%	0.27%	0.27%	0.76%	8%	$8,060,457
Year Ended 12/31/2013	$13.63	11.36%	0.27%	0.27%	1.24%	23%	$8,081,681
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$16.80	(0.53%)	0.35% (c)	0.35% (c)	2.16% (c)	4%	$10,288,930
Year Ended 12/31/2017	$16.89	13.20%	0.32%	0.32%	1.03%	5%	$11,144,165
Year Ended 12/31/2016	$14.92	4.63%	0.29%	0.29%	0.97%	6%	$11,452,377
Year Ended 12/31/2015	$14.26	(0.56%)	0.28%	0.28%	1.13%	23%	$12,531,242
Year Ended 12/31/2014	$14.34	5.05%	0.27%	0.27%	0.76%	8%	$14,089,178
Year Ended 12/31/2013	$13.65	11.43%	0.27%	0.27%	1.24%	23%	$15,354,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	59

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$18.34	0.15	(0.18)	(0.03)
Year Ended 12/31/2017	$15.79	0.13	2.42	2.55
Year Ended 12/31/2016	$15.00	0.12	0.67	0.79
Year Ended 12/31/2015	$15.11	0.14	(0.25)	(0.11)
Year Ended 12/31/2014	$14.37	0.09	0.65	0.74
Year Ended 12/31/2013	$12.38	0.14	1.85	1.99
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$18.37	0.15	(0.18)	(0.03)
Year Ended 12/31/2017	$15.81	0.13	2.43	2.56
Year Ended 12/31/2016	$15.02	0.12	0.67	0.79
Year Ended 12/31/2015	$15.14	0.14	(0.26)	(0.12)
Year Ended 12/31/2014	$14.39	0.09	0.66	0.75
Year Ended 12/31/2013	$12.40	0.14	1.85	1.99

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Portfolio Navigator Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$18.31	(0.16%)	0.36% (c)	0.36% (c)	1.68% (c)	2%	$4,545,067
Year Ended 12/31/2017	$18.34	16.15%	0.33%	0.33%	0.79%	6%	$4,764,394
Year Ended 12/31/2016	$15.79	5.27%	0.30%	0.30%	0.78%	9%	$4,463,979
Year Ended 12/31/2015	$15.00	(0.73%)	0.28%	0.28%	0.89%	24%	$4,668,252
Year Ended 12/31/2014	$15.11	5.15%	0.27%	0.27%	0.62%	7%	$4,911,469
Year Ended 12/31/2013	$14.37	16.07%	0.27%	0.27%	1.03%	19%	$5,027,271
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$18.34	(0.16%)	0.36% (c)	0.36% (c)	1.63% (c)	2%	$4,243,629
Year Ended 12/31/2017	$18.37	16.19%	0.33%	0.33%	0.78%	6%	$4,658,189
Year Ended 12/31/2016	$15.81	5.26%	0.30%	0.30%	0.78%	9%	$4,841,529
Year Ended 12/31/2015	$15.02	(0.79%)	0.28%	0.28%	0.88%	24%	$5,526,022
Year Ended 12/31/2014	$15.14	5.21%	0.27%	0.27%	0.61%	7%	$6,352,004
Year Ended 12/31/2013	$14.39	16.05%	0.27%	0.27%	1.05%	19%	$8,457,620
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	61

Financial Highlights
Variable Portfolio – Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$19.81	0.11	(0.08)	0.03
Year Ended 12/31/2017	$16.66	0.10	3.05	3.15
Year Ended 12/31/2016	$15.73	0.09	0.84	0.93
Year Ended 12/31/2015	$15.85	0.10	(0.22)	(0.12)
Year Ended 12/31/2014	$15.02	0.07	0.76	0.83
Year Ended 12/31/2013	$12.44	0.10	2.48	2.58
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$19.84	0.11	(0.08)	0.03
Year Ended 12/31/2017	$16.69	0.10	3.05	3.15
Year Ended 12/31/2016	$15.75	0.09	0.85	0.94
Year Ended 12/31/2015	$15.87	0.10	(0.22)	(0.12)
Year Ended 12/31/2014	$15.04	0.07	0.76	0.83
Year Ended 12/31/2013	$12.46	0.10	2.48	2.58

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Portfolio Navigator Funds | Semiannual Report 2018

Financial Highlights  (continued)
Variable Portfolio – Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 2
Six Months Ended 6/30/2018 (Unaudited)	$19.84	0.15%	0.36% (c)	0.36% (c)	1.13% (c)	2%	$1,476,287
Year Ended 12/31/2017	$19.81	18.91%	0.33%	0.33%	0.53%	9%	$1,529,935
Year Ended 12/31/2016	$16.66	5.91%	0.30%	0.30%	0.54%	8%	$1,371,164
Year Ended 12/31/2015	$15.73	(0.76%)	0.28%	0.28%	0.62%	26%	$1,418,902
Year Ended 12/31/2014	$15.85	5.53%	0.28%	0.28%	0.43%	10%	$1,439,472
Year Ended 12/31/2013	$15.02	20.74%	0.28%	0.28%	0.72%	27%	$1,404,526
Class 4
Six Months Ended 6/30/2018 (Unaudited)	$19.87	0.15%	0.36% (c)	0.36% (c)	1.11% (c)	2%	$1,275,376
Year Ended 12/31/2017	$19.84	18.87%	0.33%	0.33%	0.53%	9%	$1,384,255
Year Ended 12/31/2016	$16.69	5.97%	0.30%	0.30%	0.54%	8%	$1,414,635
Year Ended 12/31/2015	$15.75	(0.76%)	0.28%	0.28%	0.61%	26%	$1,608,428
Year Ended 12/31/2014	$15.87	5.52%	0.28%	0.28%	0.43%	10%	$1,823,465
Year Ended 12/31/2013	$15.04	20.71%	0.28%	0.28%	0.72%	27%	$2,377,267
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2018	63

Notes to Financial Statements
June 30, 2018 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
*For information on the Underlying Funds, please refer to each Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
64	Portfolio Navigator Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Portfolio Navigator Funds | Semiannual Report 2018	65

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
66	Portfolio Navigator Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	564,605*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,244,667*
Total		1,809,272

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	187,679*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,910,314
Interest rate risk	(2,642,130)
Total	(731,816)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	181,757
Interest rate risk	1,025,228
Total	1,206,985
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	49,058,428
Futures contracts — short	45,423,108

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Portfolio Navigator Funds | Semiannual Report 2018	67

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,720,439*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	3,182,503*
Total		4,902,942

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	32,944*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,111,578
Interest rate risk	(3,471,827)
Total	639,751

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,445,012
Interest rate risk	2,614,875
Total	4,059,887
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	112,078,189
Futures contracts — short	115,423,789

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
68	Portfolio Navigator Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	14,704,594*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	12,218,989*
Total		26,923,583

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	123,343*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(10,968,552)
Interest rate risk	(12,210,530)
Total	(23,179,082)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	20,865,429
Interest rate risk	10,197,489
Total	31,062,918
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	429,311,756
Futures contracts — short	917,545,267

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Portfolio Navigator Funds | Semiannual Report 2018	69

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	3,684,495*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	8,019,501*
Total		11,703,996

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	54,589*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	7,350,381
Interest rate risk	(8,247,091)
Total	(896,710)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	5,387,392
Interest rate risk	6,659,976
Total	12,047,368
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	273,424,291
Futures contracts — short	269,608,546

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
70	Portfolio Navigator Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,111,743*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,269,966*
Total		2,381,709

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	742,956*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,507,996
Interest rate risk	(2,332,392)
Total	(824,396)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	737,590
Interest rate risk	959,085
Total	1,696,675
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	93,205,168
Futures contracts — short	77,587,796

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2018.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Portfolio Navigator Funds | Semiannual Report 2018	71

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in underlying funds, (including exchange-traded funds and closed-end funds) that pay a management fee (or advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, (other than affiliated underlying funds (including exchange-traded funds and closed end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee, third party funds, derivatives and individual securities.
72	Portfolio Navigator Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2018 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.05
Variable Portfolio – Moderately Conservative Portfolio	0.04
Variable Portfolio – Moderate Portfolio	0.04
Variable Portfolio – Moderately Aggressive Portfolio	0.04
Variable Portfolio – Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2018, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Portfolio Navigator Funds | Semiannual Report 2018	73

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2018 through April 30, 2019		Prior to May 1, 2018
	Class 2 (%)	Class 4 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.41	0.41	0.36	0.36
Variable Portfolio - Moderately Conservative Portfolio	0.36	0.36	0.43	0.43
Variable Portfolio - Moderate Portfolio	0.44	0.44	0.44	0.44
Variable Portfolio - Moderately Aggressive Portfolio	0.41	0.41	0.37	0.37
Variable Portfolio - Aggressive Portfolio	0.42	0.42	0.42	0.42
Variable Portfolio - Moderate Portfolio had a voluntary expense reimbursement arrangement from May 1, 2018 to June 30, 2018. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement effective July 1, 2018 through April 30, 2019.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	35,476,442	141,092,135
Variable Portfolio – Moderately Conservative Portfolio	75,576,237	294,168,277
Variable Portfolio – Moderate Portfolio	368,897,458	1,123,806,175
Variable Portfolio – Moderately Aggressive Portfolio	147,722,733	668,102,507
Variable Portfolio – Aggressive Portfolio	41,896,908	186,933,004
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
74	Portfolio Navigator Funds | Semiannual Report 2018

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2018.
Note 6. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
No Fund had borrowings during the six months ended June 30, 2018.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2018, the Investment Manager and affiliates owned 100% of Class 2 and Class 4 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Portfolio Navigator Funds | Semiannual Report 2018	75

Notes to Financial Statements  (continued)
June 30, 2018 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
76	Portfolio Navigator Funds | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Aggressive Portfolio, Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderately Aggressive Portfolio, Variable Portfolio – Moderately Conservative Portfolio and Variable Portfolio – Moderate Portfolio (each, a VP Fund and collectively, the VP Funds). Under a management agreement with respect to each VP Fund (each, a Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the VP Funds by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under each Management Agreement the Board also took into account the organization and strength of each VP Fund and their service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under each Management Agreement and each VP Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Portfolio Navigator Funds | Semiannual Report 2018	77

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the VP Funds under the Management Agreement. It was also observed that the services being performed under each Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to each VP Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group, the product score of each VP Fund (taking into account performance relative to peers and benchmarks) and the net assets of each VP Fund. The Board observed each VP Fund’s investment performance noting that Variable Portfolio – Aggressive Portfolio and Variable Portfolio - Moderately Conservative Portfolio met expectations; Variable Portfolio – Moderate Portfolio and Variable Portfolio – Moderately Aggressive Portfolio investment performance was understandable in light of the particular management style involved and the particular market environment; and Variable Portfolio – Conservative Portfolio underperformance for certain periods, noting that appropriate steps, such as changes to the management team, had been taken to help improve each VP Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its Affiliates from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the VP Funds’ performance and expenses, the reasonableness of each VP Fund’s fee rates, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that for Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderate Portfolio and Variable Portfolio - Moderately Aggressive Portfolio their total expense ratios (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. The Board took into account that for Variable Portfolio - Aggressive Portfolio and Variable Portfolio - Moderately Conservative Portfolio their total expense ratios (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that each VP Fund’s management fee was fair and reasonable in light of the extent and quality of services that each VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each of the VP Funds. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the VP Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only
78	Portfolio Navigator Funds | Semiannual Report 2018

Approval of Management Agreement  (continued)
increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as each VP Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as each VP Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Portfolio Navigator Funds | Semiannual Report 2018	79

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
80	Portfolio Navigator Funds | Semiannual Report 2018

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Portfolio Navigator Funds
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
S-6535 AM (8/18)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 20, 2018